       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2016



                                                     REGISTRATION NOS. 333-51676
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 27                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 61                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 212-578-9500
                     Name And Address Of Agent For Service:
                                 ------------
                              ERIC T. STEIGERWALT
                CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER
                       NEW ENGLAND LIFE INSURANCE COMPANY
                                 GRAGG BUILDING
                        11225 NORTH COMMUNITY HOUSE ROAD
                        CHARLOTTE, NORTH CAROLINA 28277
                                 ------------
                                    COPY TO:
                                W. Thomas Conner
                                   Reed Smith
                              1301 K Street, N.W.
                              Washington, DC 20005
                                 (202) 414-9208
Approximate Date of Proposed Public Offering:


On May 1, 2016 or as soon thereafter as possible.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERICAN FORERUNNER SERIES(R)
             Individual Flexible Premium Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117


                                  MAY 1, 2016


     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series. The Contract currently is not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST


AB Global Dynamic Allocation Portfolio

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Mid Cap Value Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Global Active Allocation Portfolio

Loomis Sayles Global Markets Portfolio

Met/Franklin Low Duration Total Return Portfolio

Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap Research
  Portfolio)

MetLife Asset Allocation 100 Portfolio
MetLife Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Pyramis(R) Government Income Portfolio
Pyramis(R) Managed Risk Portfolio

Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio

T. Rowe Price Mid Cap Growth Portfolio



METROPOLITAN SERIES FUND

Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
  Portfolio)

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio

Met/Wellington Balanced Portfolio (formerly WMC Balanced Portfolio) Met/Wellington Core Equity Opportunities Portfolio (formerly WMC Core Equity
  Opportunities Portfolio)

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio



     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2016. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-160 of the prospectus. For a free copy of the SAI, write or call MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036, 1-800-777-5897 or visit our website at www.metlife.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                             PAGE
                                                                            -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS..........................   A-5
HIGHLIGHTS.................................................................   A-7
FEE TABLE..................................................................  A-13
THE COMPANY................................................................  A-21
THE VARIABLE ACCOUNT.......................................................  A-22
   Certain Payments We Receive with Regard to the Eligible Funds...........  A-22
   Investments of The Variable Account.....................................  A-23
   Share Classes of the Eligible Funds.....................................  A-28
   Substitution of Investments.............................................  A-28
FIXED ACCOUNT..............................................................  A-29
THE CONTRACTS..............................................................  A-29
   Standard Class..........................................................  A-29
   B Plus Class............................................................  A-29
   C Class.................................................................  A-30
   L Class.................................................................  A-30
   P Class.................................................................  A-30
   Purchase Payments.......................................................  A-30
   Ten Day Right to Review.................................................  A-32
   Allocation of Purchase Payments.........................................  A-32
   Investment Allocation Restrictions for Certain Riders...................  A-32
   Contract Value and Accumulation Unit Value..............................  A-35
   Payment on Death Prior to Annuitization.................................  A-35
   Standard Death Benefit..................................................  A-36
   Annual Step-Up Death Benefit............................................  A-36
   Greater of Annual Step-Up or 5 Annual Increase Death Benefit............  A-37
   Enhanced Death Benefit Rider............................................  A-38
   Earnings Preservation Benefit Rider.....................................  A-41
   Options for Death Proceeds..............................................  A-42
      Beneficiary Continuation.............................................  A-43
      Special Options for Spouses..........................................  A-44
   Transfer Privilege......................................................  A-44
   Dollar Cost Averaging...................................................  A-47
   Asset Rebalancing.......................................................  A-48
   Withdrawals.............................................................  A-49
   Systematic Withdrawals..................................................  A-50
   Suspension of Payments..................................................  A-50
   Inactive Contracts......................................................  A-51
   Ownership Rights........................................................  A-51
   Requests and Elections..................................................  A-52
   Confirming Transactions.................................................  A-53
   State Variations........................................................  A-53
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.......  A-53
   Asset-Based Insurance Charge............................................  A-54
   Contract Administrative Fee.............................................  A-55
   Withdrawal Charge.......................................................  A-55
   Enhanced Death Benefit Rider............................................  A-56
   Earnings Preservation Benefit Rider.....................................  A-57

                                                                                       PAGE
                                                                                      ------
   Guaranteed Minimum Income Benefit Rider...........................................   A-57
   Lifetime Withdrawal Guarantee and Guaranteed Withdrawal BenefitRider Charge.......   A-58
   Guaranteed Minimum Accumulation Benefit Rider.....................................   A-60
   Premium and Other Tax Charges.....................................................   A-60
   Other Expenses....................................................................   A-61
ANNUITY PAYMENTS.....................................................................   A-61
   Election of Annuity...............................................................   A-61
   Annuity Options...................................................................   A-62
   Amount of Annuity Payments........................................................   A-64
LIVING BENEFITS......................................................................   A-64
   Overview of Living Benefit Riders.................................................   A-64
GUARANTEED INCOME BENEFITS...........................................................   A-65
   Facts About Guaranteed Income Benefit Riders......................................   A-65
   Description of GMIB Plus II.......................................................   A-68
   Description of GMIB Plus I (formerly, the Predictor Plus).........................   A-74
   Description of GMIB II (formerly, the Predictor)..................................   A-75
   Description of GMIB I.............................................................   A-77
GUARANTEED WITHDRAWAL BENEFITS.......................................................   A-77
   Facts About Guaranteed Withdrawal Benefit Riders..................................   A-78
   Description of the Lifetime Withdrawal Guarantee II...............................   A-80
   Description of the Lifetime Withdrawal Guarantee I................................   A-87
   Description of the Enhanced Guaranteed Withdrawal Benefit.........................   A-88
   Description of the Guaranteed Withdrawal Benefit I................................   A-92
GUARANTEED MINIMUM ACCUMULATION BENEFIT..............................................   A-93
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS.......................................   A-95
FEDERAL INCOME TAX CONSIDERATIONS....................................................   A-96
   Taxation of Non-Qualified Contracts...............................................   A-96
   Taxation of Qualified Contracts...................................................   A-99
   Possible Tax Law Changes..........................................................  A-103
VOTING RIGHTS........................................................................  A-103
DISTRIBUTION OF THE CONTRACTS........................................................  A-103
THE OPERATION OF THE FIXED ACCOUNT...................................................  A-105
   Contract Value and Fixed Account Transactions.....................................  A-105
INVESTMENT PERFORMANCE INFORMATION...................................................  A-106
   Yields............................................................................  A-106
   Standard Return...................................................................  A-106
   Non-Standard Return...............................................................  A-107
   Other Performance.................................................................  A-107
LEGAL PROCEEDINGS....................................................................  A-107
FINANCIAL STATEMENTS.................................................................  A-108
ACCUMULATION UNIT VALUES (Condensed Financial Information)...........................  A-109
APPENDIX A: Consumer Tips............................................................  A-136
APPENDIX B: Withdrawal Charge........................................................  A-137
APPENDIX C: Premium Tax..............................................................  A-138
APPENDIX D: Guaranteed Minimum Income Benefit (GMIB) Examples........................  A-139
APPENDIX E: Guaranteed Withdrawal Benefit Examples...................................  A-146
APPENDIX F: Enhanced Death Benefit Examples..........................................  A-156
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........................  A-160

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawalsof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

   o Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

   o B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

   o C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

   o L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

   o P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

[GRAPHIC APPEARS HERE]




     For actual expenses of each Class, see the Fee Table.


PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (restrictions and exceptions may apply):


CLASS                     INITIAL                            SUBSEQUENT
----------------------   ---------                          -----------
   Standard, P........   $ 5,000   (nonqualified plans)         $500
                         $ 2,000   (qualified plans)
   C,L................   $25,000                                $500
   B Plus.............   $10,000                                $500

     We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86. Current restrictions on subsequent purchase payments apply to Contracts issued with certain optional riders. (See "Purchase Payments.")


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the

Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.

     All Code references to "spouse" include those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE
                                    ----
TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

     If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.

     You can change your purchase payment allocation (unless you elected to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states.

   o asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).

   o annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

   o except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

   o for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).

   o for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

   o for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).

   o for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

   o for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

   o for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).

     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments). If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).


PAYMENT ON DEATH:


     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see "ANNUITY PAYMENTS" for more information).

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of: (1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.


WITHDRAWALS:

     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit).


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "THE VARIABLE ACCOUNT.")

REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Premium and Other Tax Charges" for more information.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments..........................         None
      Withdrawal Charge (as a percentage of each purchase payment).......     9% declining
                                                                            annually -- see
                                                                                Note(1)
      Transfer Fee(2)....................................................   $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF             STANDARD CLASS     B PLUS CLASS     L CLASS     P CLASS     C CLASS
PURCHASE PAYMENT                      CHARGE            CHARGE         CHARGE      CHARGE     CHARGE
------------------------------   ----------------   --------------   ---------   ---------   --------
      0.......................   7%                 9%               7%          8%          None
      1.......................   6%                 8%               6%          8%
      2.......................   6%                 8%               5%          8%
      3.......................   5%                 7%               0%          7%
      4.......................   4%                 6%               0%          6%
      5.......................   3%                 5%               0%          5%
      6.......................   2%                 4%               0%          4%
      7.......................   0%                 2%               0%          3%
      8.......................   0%                 2%               0%          2%
      9 and thereafter........   0%                 0%               0%          0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


VARIABLE ACCOUNT ANNUAL EXPENSES*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)

       Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)


DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.25%            1.60%         1.60%     1.50%     1.15%
      Annual Step-Up Death Benefit..........      1.45%            1.80%         1.80%     1.70%     1.35%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.60%            1.95%         1.95%     1.85%     1.50%

          Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.50%            1.85%         1.85%     1.75%     1.40%
      Annual Step-Up Death Benefit..........      1.70%            2.05%         2.05%     1.95%     1.60%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.85%            2.20%         2.20%     2.10%     1.75%
      Earnings Preservation Benefit Rider(3).......................................................  0.25%

OTHER CONTRACT FEES


      Annual Contract Administrative Fee(4)........   $30

OPTIONAL BENEFIT RIDERS+


      Enhanced Death Benefit Rider (issue age 0-69)(5)........................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.75%
      Enhanced Death Benefit Rider (issue age 70-75)(5).......................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.95%
      Guaranteed Minimum Income Benefit (GMIB Plus II)(6).....................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   1.00%
      Guaranteed Minimum Income Benefit (GMIB Plus I)(6)......................     Maximum Guaranteed Charge:   1.50%
                                                                                              Current Charge:   0.80%
      Guaranteed Minimum Income Benefit (GMIB II or GMIB I)(6)................                Current Charge:   0.50%
      Guaranteed Withdrawal Benefit(7)........................................     Maximum Guaranteed Charge:   0.95%
                                                                                              Current Charge:   0.50%
      Enhanced Guaranteed Withdrawal Benefit(7)...............................     Maximum Guaranteed Charge:   1.00%
                                                                                              Current Charge:   0.55%
      Lifetime Withdrawal Guarantee II Benefit (Single Life Version)(8).......     Maximum Guaranteed Charge:   1.60%
                                                                                              Current Charge:   1.25%
      Lifetime Withdrawal Guarantee II Benefit (Joint Life Version)(8)........     Maximum Guaranteed Charge:   1.80%
                                                                                              Current Charge:   1.50%
      Lifetime Withdrawal Guarantee I Benefit (Single Life version)(8)........     Maximum Guaranteed Charge:   0.95%
                                                                                              Current Charge:   0.50%
      Lifetime Withdrawal Guarantee I Benefit (Joint Life version)(8).........     Maximum Guaranteed Charge:   1.40%
                                                                                              Current Charge:   0.70%
      Guaranteed Minimum Accumulation Benefit(9)..............................                Current Charge:   0.75%

NOTES:


*     We are waiving the Asset Based Insurance Charge in the following amounts:
   (a) 0.08% for the Subaccount investing in the Met/ Wellington Large Cap Research Portfolio (formerly the WMC Large Cap Research Portfolio) and (b) the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.

+ You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the

   American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

(5) The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "THE CONTRACTS--Enhanced Death Benefit" for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider" for more information.

(6) For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider" and "GUARANTEED INCOME BENEFITS" for more information.

(7) The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(8) The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(9) The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected at issue. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.52%       1.54%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.




                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                    FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund...................    0.37%         0.25%      0.01%
American Funds Global Small
 Capitalization Fund.......................    0.69%         0.25%      0.04%
American Funds Growth Fund.................    0.33%         0.25%      0.02%
American Funds Growth-Income Fund..........    0.27%         0.25%      0.02%
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation
 Portfolio -- Class B......................    0.61%         0.25%      0.03%
Allianz Global Investors Dynamic
 Multi-Asset Plus Portfolio -- Class B.....    0.68%         0.25%      0.42%
American Funds(R) Balanced Allocation
 Portfolio -- Class C......................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C......................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C......................    0.06%         0.55%      0.01%
AQR Global Risk Balanced Portfolio --
 Class B...................................    0.61%         0.25%      0.03%
BlackRock Global Tactical Strategies
 Portfolio -- Class B......................    0.66%         0.25%      0.01%
Clarion Global Real Estate Portfolio --
 Class B...................................    0.60%         0.25%      0.04%
ClearBridge Aggressive Growth
 Portfolio -- Class B......................    0.55%         0.25%      0.02%
ClearBridge Aggressive Growth
 Portfolio -- Class E+.....................    0.55%         0.15%      0.02%
Harris Oakmark International
 Portfolio -- Class B......................    0.77%         0.25%      0.06%
Harris Oakmark International
 Portfolio -- Class E+.....................    0.77%         0.15%      0.06%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B......................    0.64%         0.25%      0.03%
Invesco Mid Cap Value Portfolio --
 Class B...................................    0.64%         0.25%      0.04%



                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                 EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund...................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund.......................   --          0.98%       --              0.98%
American Funds Growth Fund.................   --          0.60%       --              0.60%
American Funds Growth-Income Fund..........   --          0.54%       --              0.54%
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation
 Portfolio -- Class B...................... 0.02%         0.91%     0.02%             0.89%
Allianz Global Investors Dynamic
 Multi-Asset Plus Portfolio -- Class B..... 0.02%         1.37%     0.15%             1.22%
American Funds(R) Balanced Allocation
 Portfolio -- Class C...................... 0.42%         1.03%       --              1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C...................... 0.43%         1.05%       --              1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C...................... 0.40%         1.02%       --              1.02%
AQR Global Risk Balanced Portfolio --
 Class B................................... 0.01%         0.90%     0.01%             0.89%
BlackRock Global Tactical Strategies
 Portfolio -- Class B...................... 0.12%         1.04%     0.03%             1.01%
Clarion Global Real Estate Portfolio --
 Class B...................................   --          0.89%       --              0.89%
ClearBridge Aggressive Growth
 Portfolio -- Class B......................   --          0.82%     0.00%             0.82%
ClearBridge Aggressive Growth
 Portfolio -- Class E+.....................   --          0.72%     0.00%             0.72%
Harris Oakmark International
 Portfolio -- Class B......................   --          1.08%     0.02%             1.06%
Harris Oakmark International
 Portfolio -- Class E+.....................   --          0.98%     0.02%             0.96%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B...................... 0.03%         0.95%     0.03%             0.92%
Invesco Mid Cap Value Portfolio --
 Class B................................... 0.08%         1.01%     0.02%             0.99%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.85%         0.25%      0.02%
JPMorgan Global Active Allocation
 Portfolio -- Class B.......................    0.72%         0.25%      0.06%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................    0.70%         0.25%      0.08%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B.......................    0.49%         0.25%      0.05%
Met/Wellington Large Cap Research
 Portfolio -- Class B.......................    0.56%         0.25%      0.03%
MetLife Asset Allocation 100
 Portfolio -- Class B.......................    0.07%         0.25%      0.01%
MetLife Balanced Plus Portfolio --
 Class B....................................    0.24%         0.25%        --
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B.......................    0.17%         0.25%      0.02%
MFS(R) Research International
 Portfolio -- Class B.......................    0.69%         0.25%      0.07%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%         0.25%      0.03%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%         0.25%      0.05%
PanAgora Global Diversified Risk
 Portfolio -- Class B.......................    0.65%         0.25%      0.60%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%         0.25%      0.15%
PIMCO Total Return Portfolio -- Class B.....    0.48%         0.25%      0.04%
Pyramis(R) Government Income
 Portfolio -- Class B.......................    0.42%         0.25%      0.03%
Pyramis(R) Managed Risk Portfolio --
 Class B....................................    0.45%         0.25%      0.04%
Schroders Global Multi-Asset
 Portfolio -- Class B.......................    0.64%         0.25%      0.08%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%         0.25%        --
SSGA Growth ETF Portfolio -- Class B........    0.32%         0.25%      0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%         0.25%      0.03%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class B.......................    0.79%         0.25%      0.07%
Baillie Gifford International Stock
 Portfolio -- Class E+......................    0.79%         0.15%      0.07%
Barclays Aggregate Bond Index
 Portfolio -- Class B.......................    0.25%         0.25%      0.03%
BlackRock Bond Income Portfolio --
 Class B....................................    0.32%         0.25%      0.04%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.12%     0.02%             1.10%
JPMorgan Global Active Allocation
 Portfolio -- Class B.......................   --          1.03%     0.04%             0.99%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B.......................   --          0.79%     0.02%             0.77%
Met/Wellington Large Cap Research
 Portfolio -- Class B.......................   --          0.84%     0.04%             0.80%
MetLife Asset Allocation 100
 Portfolio -- Class B....................... 0.68%         1.01%       --              1.01%
MetLife Balanced Plus Portfolio --
 Class B.................................... 0.42%         0.91%     0.00%             0.91%
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B....................... 0.22%         0.66%       --              0.66%
MFS(R) Research International
 Portfolio -- Class B.......................   --          1.01%     0.06%             0.95%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.93%     0.01%             0.92%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.96%     0.08%             0.88%
PanAgora Global Diversified Risk
 Portfolio -- Class B....................... 0.04%         1.54%     0.20%             1.34%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          0.87%     0.01%             0.86%
PIMCO Total Return Portfolio -- Class B.....   --          0.77%     0.04%             0.73%
Pyramis(R) Government Income
 Portfolio -- Class B.......................   --          0.70%     0.00%             0.70%
Pyramis(R) Managed Risk Portfolio --
 Class B.................................... 0.53%         1.27%     0.11%             1.16%
Schroders Global Multi-Asset
 Portfolio -- Class B....................... 0.01%         0.98%       --              0.98%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.22%         0.78%       --              0.78%
SSGA Growth ETF Portfolio -- Class B........ 0.24%         0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class B.......................   --          1.11%     0.12%             0.99%
Baillie Gifford International Stock
 Portfolio -- Class E+......................   --          1.01%     0.12%             0.89%
Barclays Aggregate Bond Index
 Portfolio -- Class B.......................   --          0.53%     0.01%             0.52%
BlackRock Bond Income Portfolio --
 Class B....................................   --          0.61%     0.00%             0.61%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                      FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BlackRock Capital Appreciation
 Portfolio -- Class B........................    0.69%         0.25%      0.02%
BlackRock Capital Appreciation
 Portfolio -- Class E+.......................    0.69%         0.15%      0.02%
BlackRock Large Cap Value Portfolio --
 Class B.....................................    0.63%         0.25%      0.03%
BlackRock Large Cap Value Portfolio --
 Class E+....................................    0.63%         0.15%      0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class B........................    0.34%         0.25%      0.03%
Frontier Mid Cap Growth Portfolio --
 Class B.....................................    0.71%         0.25%      0.03%
Jennison Growth Portfolio -- Class B.........    0.60%         0.25%      0.02%
Jennison Growth Portfolio -- Class E+........    0.60%         0.15%      0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class B........................    0.90%         0.25%      0.06%
Loomis Sayles Small Cap Core
 Portfolio -- Class E+.......................    0.90%         0.15%      0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B........................    0.90%         0.25%      0.05%
Met/Artisan Mid Cap Value Portfolio --
 Class B.....................................    0.81%         0.25%      0.03%
Met/Artisan Mid Cap Value Portfolio --
 Class E+....................................    0.81%         0.15%      0.03%
Met/Wellington Balanced Portfolio --
 Class B.....................................    0.46%         0.25%      0.08%
Met/Wellington Core Equity
 Opportunities Portfolio -- Class B..........    0.70%         0.25%      0.02%
Met/Wellington Core Equity
 Opportunities Portfolio -- Class E+.........    0.70%         0.15%      0.02%
MetLife Asset Allocation 20 Portfolio --
 Class B.....................................    0.09%         0.25%      0.02%
MetLife Asset Allocation 40 Portfolio --
 Class B.....................................    0.06%         0.25%        --
MetLife Asset Allocation 60 Portfolio --
 Class B.....................................    0.05%         0.25%        --
MetLife Asset Allocation 80 Portfolio --
 Class B.....................................    0.05%         0.25%        --
MetLife Mid Cap Stock Index
 Portfolio -- Class B........................    0.25%         0.25%      0.04%
MetLife Stock Index Portfolio --
 Class B.....................................    0.25%         0.25%      0.02%
MFS(R) Total Return Portfolio -- Class B.....    0.55%         0.25%      0.05%
MFS(R) Value Portfolio -- Class B............    0.70%         0.25%      0.02%
MFS(R) Value Portfolio -- Class E+...........    0.70%         0.15%      0.02%
MSCI EAFE(R) Index Portfolio -- Class B......    0.30%         0.25%      0.10%



                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
BlackRock Capital Appreciation
 Portfolio -- Class B........................   --          0.96%     0.05%             0.91%
BlackRock Capital Appreciation
 Portfolio -- Class E+.......................   --          0.86%     0.05%             0.81%
BlackRock Large Cap Value Portfolio --
 Class B.....................................   --          0.91%     0.03%             0.88%
BlackRock Large Cap Value Portfolio --
 Class E+....................................   --          0.81%     0.03%             0.78%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class B........................   --          0.62%     0.02%             0.60%
Frontier Mid Cap Growth Portfolio --
 Class B.....................................   --          0.99%     0.02%             0.97%
Jennison Growth Portfolio -- Class B.........   --          0.87%     0.08%             0.79%
Jennison Growth Portfolio -- Class E+........   --          0.77%     0.08%             0.69%
Loomis Sayles Small Cap Core
 Portfolio -- Class B........................ 0.04%         1.25%     0.08%             1.17%
Loomis Sayles Small Cap Core
 Portfolio -- Class E+....................... 0.04%         1.15%     0.08%             1.07%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B........................   --          1.20%     0.09%             1.11%
Met/Artisan Mid Cap Value Portfolio --
 Class B.....................................   --          1.09%       --              1.09%
Met/Artisan Mid Cap Value Portfolio --
 Class E+....................................   --          0.99%       --              0.99%
Met/Wellington Balanced Portfolio --
 Class B.....................................   --          0.79%     0.00%             0.79%
Met/Wellington Core Equity
 Opportunities Portfolio -- Class B..........   --          0.97%     0.12%             0.85%
Met/Wellington Core Equity
 Opportunities Portfolio -- Class E+.........   --          0.87%     0.12%             0.75%
MetLife Asset Allocation 20 Portfolio --
 Class B..................................... 0.52%         0.88%     0.01%             0.87%
MetLife Asset Allocation 40 Portfolio --
 Class B..................................... 0.56%         0.87%       --              0.87%
MetLife Asset Allocation 60 Portfolio --
 Class B..................................... 0.60%         0.90%       --              0.90%
MetLife Asset Allocation 80 Portfolio --
 Class B..................................... 0.65%         0.95%       --              0.95%
MetLife Mid Cap Stock Index
 Portfolio -- Class B........................ 0.01%         0.55%     0.00%             0.55%
MetLife Stock Index Portfolio --
 Class B.....................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class B.....   --          0.85%       --              0.85%
MFS(R) Value Portfolio -- Class B............   --          0.97%     0.14%             0.83%
MFS(R) Value Portfolio -- Class E+...........   --          0.87%     0.14%             0.73%
MSCI EAFE(R) Index Portfolio -- Class B...... 0.01%         0.66%     0.00%             0.66%

                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
Neuberger Berman Genesis Portfolio --
 Class B..................................    0.81%         0.25%        0.03%
Neuberger Berman Genesis Portfolio --
 Class E+.................................    0.81%         0.15%        0.03%
Russell 2000(R) Index Portfolio --
 Class B..................................    0.25%         0.25%        0.06%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................    0.60%         0.25%        0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................    0.47%         0.25%        0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..................................    0.59%         0.25%        0.04%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E+.................................    0.59%         0.15%        0.04%
Western Asset Management
 U.S. Government Portfolio -- Class B.....    0.47%         0.25%        0.02%
Western Asset Management
 U.S. Government Portfolio --
 Class E+.................................    0.47%         0.15%        0.02%



                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
Neuberger Berman Genesis Portfolio --
 Class B..................................   --          1.09%     0.01%             1.08%
Neuberger Berman Genesis Portfolio --
 Class E+.................................   --          0.99%     0.01%             0.98%
Russell 2000(R) Index Portfolio --
 Class B.................................. 0.01%         0.57%     0.00%             0.57%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................   --          0.87%     0.02%             0.85%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..................................   --          0.88%     0.04%             0.84%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E+.................................   --          0.78%     0.04%             0.74%
Western Asset Management
 U.S. Government Portfolio -- Class B.....   --          0.74%     0.01%             0.73%
Western Asset Management
 U.S. Government Portfolio --
 Class E+.................................   --          0.64%     0.01%             0.63%


+     Class E shares of this portfolio are offered only for Contracts issued prior to May 1, 2004.



     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

     The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard
                                                                  --------
Class Contract for the time periods indicated. The Example also assumes that
--------------
your investment has a 5% return each year and assumes the (a) maximum and

(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,334     $2,476      $3,567      $6,623
  (b).........    $1,232     $2,180      $3,092      $5,774


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $634      $1,876      $3,167      $6,623
  (b).........     $532      $1,580      $2,692      $5,774


     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class
                                                                  ------------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,595     $2,896      $4,202      $7,818
  (b).........    $1,489     $2,579      $3,675      $6,787


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $695      $2,096      $3,602      $7,818
  (b).........     $589      $1,779      $3,075      $6,787


     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class
                                                                  -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $669      $1,976      $3,326      $6,894
  (b).........     $567      $1,682      $2,857      $6,075


     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,359     $2,448      $3,281      $6,818
  (b).........    $1,257     $2,153      $2,810      $5,990

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $659      $1,948      $3,281      $6,818
  (b).........     $557      $1,653      $2,810      $5,990


     EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,424     $2,647      $3,721      $6,544
  (b).........    $1,322     $2,351      $3,244      $5,685


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $624      $1,847      $3,121      $6,544
  (b).........     $522      $1,551      $2,644      $5,685


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:
(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.029% for the Standard Class; 0.029% for the B Plus Class; 0.030% for the C Class; 0.026% for the L Class; and 0.025% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES (Condensed Financial Information)").


                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is 1095 Avenue of the Americas, New York, NY 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at One Financial Center, Boston, Massachusetts 02111.


     On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and the Company will remain fully responsible for its respective contractual obligations to variable contract owners.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, MetLife Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http:// www.sec.gov.


ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                 Seeks as high a level of current          Capital Research and Management
                                         income as is consistent with the          Company
                                         preservation of capital.
American Funds Global Small              Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                               Company
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   Company
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               Company
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation             Seeks capital appreciation and            MetLife Advisers, LLC
 Portfolio                               current income.                           Subadviser: AllianceBernstein L.P.
Allianz Global Investors Dynamic         Seeks total return.                       MetLife Advisers, LLC
 Multi-Asset Plus Portfolio                                                        Subadviser: Allianz Global Investors
                                                                                   U.S. LLC
American Funds(R) Balanced               Seeks a balance between a high            MetLife Advisers, LLC
 Allocation Portfolio                    level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio
American Funds(R) Moderate               Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio                    of income and growth of capital, with
                                         a greater emphasis on income.
AQR Global Risk Balanced Portfolio       Seeks total return.                       MetLife Advisers, LLC
                                                                                   Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies     Seeks capital appreciation and            MetLife Advisers, LLC
 Portfolio                               current income.                           Subadviser: BlackRock Financial
                                                                                   Management, Inc.
Clarion Global Real Estate Portfolio     Seeks total return through                MetLife Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   MetLife Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation         Seeks total return.                       MetLife Advisers, LLC
 Portfolio                                                                         Subadviser: Invesco Advisers, Inc.

ELIGIBLE FUND                              INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
----------------------------------------   ---------------------------------------   ---------------------------------------
Invesco Mid Cap Value Portfolio            Seeks high total return by investing      MetLife Advisers, LLC
                                           in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
                                           companies.
Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation          Seeks capital appreciation and            MetLife Advisers, LLC
 Portfolio                                 current income.                           Subadviser: J.P. Morgan Investment
                                                                                     Management Inc.
Loomis Sayles Global Markets               Seeks high total investment return        MetLife Advisers, LLC
 Portfolio                                 through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                           appreciation and income.                  L.P.
Met/Franklin Low Duration Total            Seeks a high level of current income,     MetLife Advisers, LLC
 Return Portfolio                          while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                           shareholders' capital.
Met/Wellington Large Cap Research          Seeks long-term capital                   MetLife Advisers, LLC
 Portfolio                                 appreciation.                             Subadviser: Wellington Management
                                                                                     Company LLP
MetLife Asset Allocation 100 Portfolio     Seeks growth of capital.                  MetLife Advisers, LLC
MetLife Balanced Plus Portfolio            Seeks a balance between a high            MetLife Advisers, LLC
                                           level of current income and growth        Subadviser: Overlay Portion: Pacific
                                           of capital, with a greater emphasis       Investment Management Company LLC
                                           on growth of capital.
MetLife Multi-Index Targeted Risk          Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio                                 capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                           greater emphasis on growth of             Investment Advisors, LLC
                                           capital.
MFS(R) Research International              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Massachusetts Financial
                                                                                     Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Morgan Stanley Investment
                                                                                     Management Inc.
Oppenheimer Global Equity Portfolio        Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk           Seeks total return.                       MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: PanAgora Asset Management,
                                                                                     Inc.
PIMCO Inflation Protected Bond             Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio                                 consistent with preservation of           Subadviser: Pacific Investment
                                           capital and prudent investment            Management Company LLC
                                           management.
PIMCO Total Return Portfolio               Seeks maximum total return,               MetLife Advisers, LLC
                                           consistent with the preservation of       Subadviser: Pacific Investment
                                           capital and prudent investment            Management Company LLC
                                           management.
Pyramis(R) Government Income               Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio                                 consistent with preservation of           Subadviser: FIAM LLC
                                           principal.
Pyramis(R) Managed Risk Portfolio          Seeks total return.                       MetLife Advisers, LLC
                                                                                     Subadviser: FIAM LLC

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------   --------------------------------------   -------------------------------------------
Schroders Global Multi-Asset            Seeks capital appreciation and           MetLife Advisers, LLC
 Portfolio                              current income.                          Subadvisers: Schroder Investment
                                                                                 Management North America Inc.; Schroder
                                                                                 Investment Management North America
                                                                                 Limited
SSGA Growth and Income ETF              Seeks growth of capital and income.      MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                 MetLife Advisers, LLC
                                                                                 Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
METROPOLITAN SERIES FUND
Baillie Gifford International Stock     Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: Baillie Gifford Overseas
                                                                                 Limited
Barclays Aggregate Bond Index           Seeks to track the performance of        MetLife Advisers, LLC
 Portfolio                              the Barclays U.S. Aggregate Bond         Subadviser: MetLife Investment Advisors,
                                        Index.                                   LLC
BlackRock Bond Income Portfolio         Seeks a competitive total return         MetLife Advisers, LLC
                                        primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio                              consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio       Seeks maximum capital                    MetLife Advisers, LLC
                                        appreciation.                            Subadviser: Frontier Capital Management
                                                                                 Company, LLC
Jennison Growth Portfolio               Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core            Seeks long-term capital growth from      MetLife Advisers, LLC
 Portfolio                              investments in common stocks or          Subadviser: Loomis, Sayles & Company,
                                        other equity securities.                 L.P.
Loomis Sayles Small Cap Growth          Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: Loomis, Sayles & Company,
                                                                                 L.P.
Met/Artisan Mid Cap Value Portfolio     Seeks long-term capital growth.          MetLife Advisers, LLC
                                                                                 Subadviser: Artisan Partners Limited
                                                                                 Partnership
Met/Wellington Balanced Portfolio       Seeks long-term capital appreciation     MetLife Advisers, LLC
                                        with some current income.                Subadviser: Wellington Management
                                                                                 Company LLP
Met/Wellington Core Equity              Seeks to provide a growing stream        MetLife Advisers, LLC
 Opportunities Portfolio                of income over time and,                 Subadviser: Wellington Management
                                        secondarily, long-term capital           Company LLP
                                        appreciation and current income.

ELIGIBLE FUND                             INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------   -------------------------------------------
MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income,      MetLife Advisers, LLC
                                          with growth of capital as a
                                          secondary objective.
MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of     MetLife Advisers, LLC
                                          income and growth of capital, with a
                                          greater emphasis on income.
MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high             MetLife Advisers, LLC
                                          level of current income and growth
                                          of capital, with a greater emphasis
                                          on growth of capital.
MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.                   MetLife Advisers, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of          MetLife Advisers, LLC
 Portfolio                                the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors,
                                          Composite Stock Price Index.               LLC
MetLife Stock Index Portfolio             Seeks to track the performance of          MetLife Advisers, LLC
                                          the Standard & Poor's 500(R)               Subadviser: MetLife Investment Advisors,
                                          Composite Stock Price Index.               LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return             MetLife Advisers, LLC
                                          through investment in a diversified        Subadviser: Massachusetts Financial
                                          portfolio.                                 Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.                MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio              Seeks to track the performance of          MetLife Advisers, LLC
                                          the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors,
                                                                                     LLC
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting        MetLife Advisers, LLC
                                          principally of capital appreciation.       Subadviser: Neuberger Berman Investment
                                                                                     Advisers LLC
Russell 2000(R) Index Portfolio           Seeks to track the performance of          MetLife Advisers, LLC
                                          the Russell 2000(R) Index.                 Subadviser: MetLife Investment Advisors,
                                                                                     LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.         MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.            MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management                  Seeks to maximize total return             MetLife Advisers, LLC
 Strategic Bond Opportunities             consistent with preservation of            Subadviser: Western Asset Management
 Portfolio                                capital.                                   Company
Western Asset Management                  Seeks to maximize total return             MetLife Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of            Subadviser: Western Asset Management
                                          capital and maintenance of liquidity.      Company



     The Eligible Funds listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

       (a) AB Global Dynamic Allocation Portfolio

       (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

       (c) AQR Global Risk Balanced Portfolio

       (d) BlackRock Global Tactical Strategies Portfolio

       (e) Invesco Balanced Risk Allocation Portfolio

       (f) JPMorgan Global Active Allocation Portfolio

       (g) MetLife Balanced Plus Portfolio

       (h) MetLife Multi-Index Targeted Risk Portfolio

       (i) PanAgora Global Diversified Risk Portfolio

       (j) Pyramis(R) Managed Risk Portfolio

       (k) Schroders Global Multi-Asset Portfolio

     Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Eligible Funds from investing in stocks or bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Eligible Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Eligible Funds may offer the potential for higher returns.

     If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Eligible Funds. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider Income Base from investment losses. Since the rider Income Base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Eligible Funds prospectuses for more information in general, as well as more information about the managed volatility strategy.



SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.



                                 FIXED ACCOUNT

     You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available. All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.


                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:


STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.


B PLUS CLASS

     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.

     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.

     If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.


L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.


P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


                                      ***

     If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

   o For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under
     Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Withdrawals.")

   o If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.


     We may limit initial and subsequent purchase payments made under a Contract (See "Restrictions on Subsequent Purchase Payments" below). Currently, the maximum total purchase payment for all Contracts is $1,000,000, without approval from us.


     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We reserve the right to reject any purchase payment and to limit future purchase payments. This means we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures. We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives. Current restrictions are described below.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE:
     --------------------------------------------

       (1) within seven years prior to the Contract's Maturity Date for the

    Standard Class; nine years for the B Plus Class and the P Class; and three
    --------------                     -------------        -------
    years for the L Class;
                  -------

       (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91 (for joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age
    86); or

       (3) after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional riders: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG

    II, GMAB, and the Enhanced Death Benefit (not applicable to C Class
                                                                -------
    Contracts).

     Restriction (3) does NOT apply and you may continue to make subsequent purchase payments at this time if your Contract was issued in one of the following states: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey,

New York, Oregon, Pennsylvania, Texas, Utah, or Washington. Additionally, if the GMIB Plus II or GMIB Plus I rider terminates (see "LIVING BENEFITS--GUARANTEED INCOME BENEFITS), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see "THE CONTRACTS--Enhanced Death Benefit Rider") riders and they both terminate, the restrictions on subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply. Other exceptions to restrictions on subsequent purchase payments may apply, in accordance with our established administrative procedures.


TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

     If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.


     If you choose GMIB Plus I or Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, Barclays Capital Aggregate Bond Index Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or SSGA Growth ETF Portfolio (you may participate in the Enhanced Dollar Cost Averaging
(EDCA) program, subject to restrictions).


     If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one portfolio (you may participate in the EDCA program, subject to restrictions).

     ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.

     SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                                  ------

     (A) You must allocate:


   o 100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and SSGA Growth and Income ETF Portfolio.


   o For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following subaccounts are also available under option (A): the American Funds Growth Allocation Portfolio, MetLife Asset Allocation 80 Portfolio and SSGA Growth ETF Portfolio.

     OR

     (B) You must allocate:

   o at least 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;

   o up to 70% of purchase payments or Contract Value to Platform 2 subaccounts;

   o up to 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

   o up to 15% of purchase payments or Contract Value to Platform 4 subaccounts.

     For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).

     See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).

     The subaccounts in each Platform are:



PLATFORM 1 SUBACCOUNTS
------------------------------------------------------------------------------------------
   American Funds Bond                        PIMCO Inflation Protected Bond
   Barclays Aggregate Bond Index              PIMCO Total Return
   BlackRock Bond Income                      Pyramis(R) Government Income
   BlackRock Ultra-Short Term Bond            Western Asset Management U.S. Government
   Met/Franklin Low Duration Total Return

PLATFORM 2 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   AB Global Dynamic Allocation                          Met/Wellington Core Equity Opportunities
   Allianz Global Investors Dynamic Multi-Asset Plus     Met/Wellington Large Cap Research
   American Funds Growth                                 MetLife Asset Allocation 100
   American Funds Growth-Income                          MetLife Balanced Plus
   AQR Global Risk Balanced                              MetLife Multi-Index Targeted Risk
   Baillie Gifford International Stock                   MetLife Stock Index
   BlackRock Capital Appreciation                        MFS(R) Research International
   BlackRock Global Tactical Strategies                  MFS(R) Total Return
   BlackRock Large Cap Value                             MFS(R) Value
   ClearBridge Aggressive Growth                         MSCI EAFE(R) Index
   Harris Oakmark International                          Oppenheimer Global Equity
   Invesco Balanced-Risk Allocation                      PanAgora Global Diversified Risk
   Jennison Growth                                       Pyramis(R) Managed Risk
   JPMorgan Global Active Allocation                     Schroders Global Multi-Asset
   Loomis Sayles Global Markets                          T. Rowe Price Large Cap Growth
   Met/Wellington Balanced                               Western Asset Management Strategic Bond Opportunities
PLATFORM 3 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   Frontier Mid Cap Growth                               MetLife Mid Cap Stock Index
   Invesco Mid Cap Value                                 Morgan Stanley Mid Cap Growth
   Met/Artisan Mid Cap Value                             T. Rowe Price Mid Cap Growth
PLATFORM 4 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   American Funds Global Small Capitalization            Loomis Sayles Small Cap Growth
   Clarion Global Real Estate                            Neuberger Berman Genesis
   Invesco Small Cap Growth                              Russell 2000(R) Index
   Loomis Sayles Small Cap Core                          T. Rowe Price Small Cap Growth


     YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

     We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.


     Before you select a GMIB Plus II, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider, you and your financial representative should carefully consider whether the Eligible Funds available with the GMIB Plus II, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit riders meet your investment objectives and risk tolerance. See "Investments of The Variable Account" in this prospectus for information about Eligible Funds that employ a managed volatility strategy.


     REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your

Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

     The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

     EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

     CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

     SUBSEQUENT PURCHASE PAYMENTS. If permitted, subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.

     TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death

Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see "ANNUITY PAYMENTS" for more information).


     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

     MULTIPLE BENEFICIARIES. Where there are multiple Beneficiaries, any guaranteed death benefit amount will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract's Contract Value an amount equal to the difference between the death benefit payable and the Contract Value, in accordance with the current allocation of the Contract Value. The remaining death benefit amounts are held in the Variable Account (and/ or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. Contract Value invested in the Variable Account is subject to investment risk until we receive the necessary documentation.


STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

       (1) the Contract Value; or

       (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

       (1) the Contract Value; or

       (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.


ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

       (3) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

       (a) the Contract Value;

       (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

       (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of recalculation.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the Enhanced Death Benefit value.

     The Enhanced Death Benefit value is the greater of (a) or (b) below:

       (a) Highest Anniversary Value (as defined above for the Annual Step-Up
           -------------------------
    Death Benefit).

       (b) Annual Increase Amount: On the Issue Date, the Annual Increase
           -----------------------
    Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

          (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:

       (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

       (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


ENHANCED DEATH BENEFIT RIDER

     In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

     If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the death benefit base.

     The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.

     The death benefit base is the greater of (a) or (b) below:

       (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase

       Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.

       The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

     The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.

     For Contracts issued based on applications and necessary information received in Good Order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider").

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal income tax penalty may apply.

     OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up will:

       (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and

       (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit rider are restricted as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments."

     TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

       (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

       (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

       (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);

       (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);

       (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

       (g) Termination of the Contract to which this rider is attached.

     Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     THE ENHANCED DEATH BENEFIT RIDER AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Annuity Payments"), or you must make a complete withdrawal of your Contract Value. Generally, once your Contract is annuitized, you are ineligible to receive the death benefit selected. However, for Contracts purchased with an Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Account Value under the Contract's annuity provisions;
    or

       (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this Contract at the time of purchase or the current annuity option rates applicable to the class of Contract you selected. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the Owner.

     If you fail to select one of the above options, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.

     (See Appendix F for examples of the Enhanced Death Benefit.)


EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

       (a) is the death benefit under your Contract; and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

       (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                               BENEFIT PERCENTAGE


ISSUE AGE                                PERCENTAGE
-------------------------------------   -----------
  Ages 69 or younger.................        40%
  Ages 70-79.........................        25%
  Ages 80 and above..................         0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.


OPTIONS FOR DEATH PROCEEDS

     For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The remaining death benefit amounts are held in the Variable Account (and/or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. (see "Payment on Death Prior to Annuitization--Multiple Beneficiaries" above for more information).

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in one sum, either by check, by placing the amount in an account that earns interest (see "Total Control Account" below), or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

     Please check with your registered representative regarding the availability of the following in your state.

     We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.


     --TOTAL CONTROL ACCOUNT

     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments"). You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."

     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.


     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)


     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.


     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.

     You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments". Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. To the extent allowed by state law, we may credit an
     -------------------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).


     If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Ultra-Short Term Bond Subaccount unless you instruct us otherwise.


     We will also terminate the program when we receive notice of your death.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

   o any applicable Withdrawal Charge and

   o the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans,
     -------------
or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

   o Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

   o You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

   o You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

   o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).


   o We have to receive your withdrawal request in our Annuity Administrative

     Office prior to the Maturity Date or the Contract Owner's death; provided,
                                                                      ---------
     however, that you may submit a written withdrawal request any time prior
     -------
     to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.


     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds
     ---------------------
on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Withdrawal Charge" (if permissible under tax law). In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Payment on Death Prior to Annuitization" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/ Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (See also, "Abandoned Property Requirements" below)

   o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

   o By fax (515) 457-4301, or

   o For transfers or reallocation of future purchase payments, by Internet at www.metlife.com

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for additional information.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on New England Life Insurance Company and the Variable Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by cybersecurity or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Asset-Based Insurance Charge

   o Contract Administrative Fee

   o Withdrawal Charge

   o For Contracts with an Enhanced Death Benefit Rider, an extra fee

   o For Contracts with an Earnings Preservation Benefit Rider, an extra fee

   o For Contracts with a GMIB Rider, an extra fee

   o For Contracts with a GWB Rider, an extra fee

   o For Contracts with the GMAB Rider, an extra fee

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*


                                                                    STANDARD    B PLUS
DEATH BENEFIT**                                                       CLASS    CLASS***   C CLASS   L CLASS   P CLASS
------------------------------------------------------------------ ---------- ---------- --------- --------- --------
Standard Death Benefit............................................    1.25%      1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit......................................    1.45%      1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit.....    1.60%      1.95%     1.95%     1.85%     1.50%

----------
* We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

*** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.


     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.


CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.


WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE                   STANDARD
YEARS FROM RECEIPT OF                 CLASS      B PLUS CLASS     L CLASS     P CLASS
PURCHASE PAYMENT                      CHARGE        CHARGE         CHARGE     CHARGE
---------------------------------   ---------   --------------   ---------   --------
  0..............................   7%          9%               7%          8%
  1..............................   6%          8%               6%          8%
  2..............................   6%          8%               5%          8%
  3..............................   5%          7%               0%          7%
  4..............................   4%          6%               0%          6%
  5..............................   3%          5%               0%          5%
  6..............................   2%          4%               0%          4%
  7..............................   0%          2%               0%          3%
  8..............................   0%          2%               0%          2%
  9 and thereafter...............   0%          0%               0%          0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the
     --------------------------------
Standard, L, P and B Plus Class:

   o On the Maturity Date or payment of the Death Proceeds.

   o If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

   o On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


ENHANCED DEATH BENEFIT RIDER

     If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.

     For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.


GUARANTEED MINIMUM INCOME BENEFIT RIDER

     We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.

     If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "LIVING BENEFITS--Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.

     The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.

     If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.

     If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT--RIDER CHARGE

     There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

     If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.

     For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

     For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See "GUARANTEED WITHDRAWAL BENEITS--Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)

     If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint

Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

     The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

     For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal
Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

     Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY


     The annuity period begins at the Maturity Date (or at any earlier Annuity Date you choose to annuitize) and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).


     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or (ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our current established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).


     Unless you elect another option and/or earlier Annuity Date, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and (where permitted) the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS


     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)


     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the

----------

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, and federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS


     At the Annuity Calculation Date, which is a Business Day no more than ten Business Days prior to the Maturity Date (or any earlier Annuity Date or other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, Withdrawal Charges and any applicable pro rata living benefit or death benefit rider charge) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                                LIVING BENEFITS


OVERVIEW OF LIVING BENEFIT RIDERS

     We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders--guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------

   o Guaranteed Minimum Income Benefit Plus (GMIB Plus II)

   o Guaranteed Minimum Income Benefit

     Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

     GMIB Plus I, GMIB II and GMIB I are not available for sale.

Guaranteed Withdrawal Benefits
------------------------------

   o Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)

   o Guaranteed Withdrawal Benefit (Enhanced GWB)

     The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

     With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II for more information).

     LWG I and GWB I are not available for sale.


Guaranteed Asset Accumulation Benefit
-------------------------------------

     The Guaranteed Minimum Accumulation Benefit (GMAB) is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

     GMAB is not available for sale.


                           GUARANTEED INCOME BENEFITS

     At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

     There are four versions of the GMIB under this Contract:

   o GMIB Plus II

   o GMIB Plus I (formerly, the Predictor Plus)

   o GMIB II (formerly, the Predictor)

   o GMIB I

     GMIB Plus I, GMIB II and GMIB I are not available for sale.

     Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

     INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH

WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     THE GMIB RIDER CHARGE. Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New
York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "LIVING BENEFITS--Guaranteed Income Benefits" for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000

Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.

     If you exercise the GMIB rider, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)

     If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax, and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS. Investment allocation restrictions apply to the GMIB Plus II and GMIB Plus I riders. (See "THE
CONTRACTS--Investment Allocation Restrictions for Certain Riders.")

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following versions of the GMIB are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments"): GMIB I, GMIB Plus I, and GMIB Plus II.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS AND SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Plus II or GMIB Plus I rider terminates (see below), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see "THE CONTRACTS--Enhanced Death Benefit Rider") riders and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply.

     OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.

     GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

     Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner's death, and also prohibit payments for as long as the Beneficiary's life in certain circumstances.

     (See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB PLUS II

     In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

     Income Base. The Income Base is the greater of (a) or (b) below.

       (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

       The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
    (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:

              (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

              (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

     As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.

     (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

     For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase

Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

     In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.

     OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF (A) MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up:

       (1) resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

       (2) resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and

       (3) For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).

       (4) may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.

     GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

       (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

       (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

     For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.

     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

     The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation and subsequent purchase payment restrictions, described above, will no longer apply.

     The Guaranteed Principal Option is not available in the State of Washington.

     EXERCISING THE GMIB PLUS II RIDER. If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:

       (1) Life annuity with 5 years of annuity payments guaranteed.

       (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See "ANNUITY PAYMENTS.")

     Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

     If you exercise GMIB Plus II, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")

     If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

     If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

     The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:

   o you take no withdrawals prior to age 62;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).

     Alternatively, if:

   o you take no withdrawals prior to age 60;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

     If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

     If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.

     TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:

       a) The 30th day following the Contract Anniversary prior to your 91st birthday;

       b) The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

       c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

       d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

       e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       f) The effective date of the Guaranteed Principal Option; or

       g) The date you assign your Contract (a pro rata portion of the rider charge will be assessed).

     If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);

     we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

     Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II subsequent purchase payment and investment allocation restrictions no longer apply. However, if you elected both the GMIB Plus II rider and the Enhanced Death Benefit rider, and only the GMIB Plus II rider has terminated, the investment allocation and subsequent purchase payment restrictions applicable to the Enhanced Death Benefit rider will continue to apply.

     (See Appendix D for examples illustrating the operation of GMIB Plus II.)

     For Contracts issued in all states except New York from February 24, 2009
     -------------------------------------------------------------------------
through May 1, 2009, the following differences apply:
--------------------

       (1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

       (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you
    (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

       (3) Different investment allocation restrictions apply. (See "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders.")

       (4) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

       (6) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     For Contracts issued in all states except New York before February 24,
     ----------------------------------------------------------------------
2009, differences (1) through (4) as well as (7) above apply, and the following
----
replaces differences (5) and (6):

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
    (6) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
    (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     For Contracts issued in New York State on or prior to May 1, 2009,
     -----------------------------------------------------------------
differences (1), (2) and (3) apply, the following replaces differences (4), (5) and (6), and there is an additional difference (7) and (8):

       (4) The GMIB annuity rates for ages 85-90 are the same as those for age
    84;

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

       (6) The joint and last survivor annuity option is only available if the oldest annuitant's attained age is 55 or older.

       (7) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

       (8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.


DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)

     In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.

     GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.

       (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

       (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

       (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner's 86th birthday.

       (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.

       (6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (7) Termination provision g) above does not apply, and

       (8) The following replaces termination provision a), above:

          The 30th day following the Contract Anniversary on or following your 85th birthday.

       (9) The following replaces termination provision d), above:

          Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.

       (10) If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

          we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

       (11) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.

       (12) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
    (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (13) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value as described in "THE
    CONTRACTS--Investment Allocation Restrictions for Certain Riders."

     You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.

     For Contracts issued before July 16, 2007, the enhanced GMIB purchase
     -----------------------------------------
payout rates described in item (12) above will not be applied.

     For Contracts issued before February 26, 2007, we offered a version of
     ---------------------------------------------
GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)

     For Contracts issued before February 27, 2006, you may elect an Optional
     ---------------------------------------------
Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.


DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)

     In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.

     GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

       (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

          a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and

          b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

       (3) There is no Guaranteed Principal Option.

       (4) There is no Optional Reset feature.

       (5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.

       (7) The following replaces termination provision a), above:

              The 30th day following the Contract Anniversary on or following your 85th birthday.

       (8) The following replaces termination provision d), above:

       Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.

       If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

       we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed

       (9) The following replaces termination provision e), above:

       A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.

       (10) Termination provisions f) and g), above, do not apply.

       (11) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.

       (12) Subsequent purchase payments are not currently restricted under the GMIB II.

     (See Appendix D for examples illustrating the operation of GMIB II.)

DESCRIPTION OF GMIB I

     The GMIB I Rider is not available for sale.

     In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

     GMIB I is identical to GMIB II, with the following exceptions:

       (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

          a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

          b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and

          c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

       (2) The following replaces termination provision d), above:

     Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.

       (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see "THE CONTRACTS--Inactive Contracts".

       (4) Subsequent purchase payments are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.


                         GUARANTEED WITHDRAWAL BENEFITS

     We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:

   o Lifetime Withdrawal Guarantee II ("LWG II")

   o Lifetime Withdrawal Guarantee I ("LWG I")

   o Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

   o Guaranteed Withdrawal Benefit I ("GWB I")

     LWG I and GWB I are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.

     Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age
59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

     If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

     MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge.")

     IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

     GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.

     The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

     For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Remaining Guaranteed Withdrawal Amount") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Benefit Base") equals zero.

     WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following Guaranteed Withdrawal Benefits are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments): GWBI, Enhanced GWB, LWG I, and LWG II.

     GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

     Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

     (See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal

Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed

Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal

Amount (up to a maximum of $10,000,000) by each additional purchase payment.

For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus

Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed

Withdrawal Amount in the same proportion that the entire withdrawal (including
                                                  ------
any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial

Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

     7.25% COMPOUNDING INCOME AMOUNT. For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

       6% Compounding Income Amount (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

       If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

     AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

     The Automatic Annual Step-Up:

   o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;

   o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and

   o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

     For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

     For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.

     ANNUAL BENEFIT PAYMENT. For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).

       Annual Benefit Payment (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age
    63).


IT IS IMPORTANT TO NOTE:

   o If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal

     Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

   o If you take your first withdrawal on or after the date you reach age
     59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

   o If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

   o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

   o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee II and Annuitization" below)

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NONNATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

     IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE CONTRACT VALUE. THESE REDUCTIONS IN THE

TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO WILL TERMINATE THE CONTRACT.

     IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment--a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."

     You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders". If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply.

     For contracts issued prior to February 24, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)

     For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see "Annual Benefit Payment" above).

     CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.

     If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

       (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

       (b) is the Contract Value on the date of cancellation.

     The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.

     Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

     The Guaranteed Principal Adjustment is not available in the State of Washington.

     TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

       (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

       (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

       (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);

       (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

       (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (6) the effective date of the cancellation of the rider;

       (7) termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);

       (8) the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.

       (9) only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

     Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

     LIFETIME WITHDRAWAL GUARANTEE II AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Contract Value on the Maturity Date.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

       (3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

     If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your annuity payment or the Annuity Option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.

     ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

     Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

     In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal

Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee

I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b)
                                    ------
the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

     ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

     AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner's 86th birthday.

     RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit--Rider Charge").

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider, you are limited to allocating your purchase payments and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

     BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

     The Benefit Base is equal to:

   o Your initial purchase payment, increased by the 5% GWB Bonus Amount;

   o Increased by each subsequent purchase payment, and by the 5% GWB Bonus Amount;

   o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

   o If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant`s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

     (See Appendix E for examples of how withdrawals affect the Benefit Base.)

     ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

     (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

     You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to

Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit

Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual

Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal

Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

     Optional Reset. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:

   o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

   o Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

   o Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

     You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).

     We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

     If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

     In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)

     It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.

     Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

     For Contracts issued prior to July 16, 2007, you may elect an Optional
     --------------------------------------------
Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available

     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

     TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

       (1) the date you make a full withdrawal of your Contract Value;

       (2) the date you apply all of your Contract Value to an annuity option;

       (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

       (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;

       (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);

       (6) The effective date of cancellation of the rider; or

       (7) the termination of your Contract.

     ENHANCED GWB AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

     If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.

     ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

     If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

     If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

     The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:

       (1) there is no favorable treatment of required minimum distributions;

       (2) the GWB I rider charge continues even if your Benefit Base equals zero;

       (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;

       (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;

       (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and

       (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

     By endorsement, the GWB I rider has been enhanced so that items (1) and
(2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be
                                                                      ---
less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.

     If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of three Asset Allocation
                                           ---
subaccounts available in your Contract (the MetLife Asset Allocation 80 Subaccount and the MetLife Asset Allocation 100 Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect.

     The Asset Allocation subaccount you choose determines the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:


                                                   GUARANTEED AMOUNT
ASSET ALLOCATION                                    (% OF PURCHASE      YEARS TO RIDER
SUBACCOUNT                                             PAYMENTS)        MATURITY DATE
-----------------------------------------------   ------------------   ---------------
   MetLife Asset Allocation 20 Subaccount......          130%             10 years
   MetLife Asset Allocation 40 Subaccount......          120%             10 years
   MetLife Asset Allocation 60 Subaccount......          110%             10 years

     For more information on the Asset Allocation subaccounts, please see "Investments of the Variable Account" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

     You may elect the GMAB rider when you purchase the Contract, up through age 80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.

     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset

Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.


EXAMPLE:

       Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

       The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.

       Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

       At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

       If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

       If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

       Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.


EXAMPLE:

       Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

       In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Guaranteed Minimum Accumulation Benefit are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

     CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB RIDER CHARGE

     The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.

     GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) of the Code ("Qualified Plans"); and

       2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2016, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2016. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.


     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution and sale of the Contracts. - We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. Sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their managers (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers may have an incentive to favor the sale of proprietary products.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms (affiliated and non-affiliated) will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


     On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company ("MassMutual") announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities, Inc. ("MSI"). The transaction is expected to close by mid-2016 and is subject to certain closing conditions, including regulatory approval. As a result of this transaction, MSI will no longer be affiliated with New England Life Insurance Company.



                       THE OPERATION OF THE FIXED ACCOUNT

     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your Contract or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. Currently, there is no limit; we will notify you of any such maximum allocation limit. You can also contact us or consult your registered representative for our current limits.

     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.


CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and
(iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.


YIELDS


     The current yield of the BlackRock Ultra-Short Term Bond Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the BlackRock Ultra-Short Term Bond Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.



STANDARD RETURN

     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897 or visiting our website at www.metlife.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2015 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2015, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2015. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) Charges for the optional - -Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, -these charges are not reflected in the Accumulation Unit Value. However, -purchasing an Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, -or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. - - -All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing or calling MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036 1-800-777-5897 or visiting our website at www.metlife.com.




                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
   04/30/2012 to 12/31/2012........    10.245077        10.612658           99,494
   01/01/2013 to 12/31/2013........    10.612658        11.660682          143,476
   01/01/2014 to 12/31/2014........    11.660682        12.374398          143,519
   01/01/2015 to 12/31/2015........    12.374398        12.303765          121,562
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.996884         1.042205           33,704
   01/01/2015 to 12/31/2015........     1.042205         1.020154          198,970
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008739         7.023763        2,139,300
   01/01/2009 to 12/31/2009........     7.023763         8.979691        5,447,997
   01/01/2010 to 12/31/2010........     8.979691         9.956569        6,349,814
   01/01/2011 to 12/31/2011........     9.956569         9.633560        6,081,118
   01/01/2012 to 12/31/2012........     9.633560        10.811188        5,926,671
   01/01/2013 to 12/31/2013........    10.811188        12.668216        5,747,514
   01/01/2014 to 12/31/2014........    12.668216        13.280924        5,578,046
   01/01/2015 to 12/31/2015........    13.280924        13.036447        5,027,603
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998740         6.370796        5,674,388
   01/01/2009 to 12/31/2009........     6.370796         8.441748       10,182,097
   01/01/2010 to 12/31/2010........     8.441748         9.470459       10,163,815
   01/01/2011 to 12/31/2011........     9.470459         8.919288       10,183,069
   01/01/2012 to 12/31/2012........     8.919288        10.241451       10,252,599
   01/01/2013 to 12/31/2013........    10.241451        12.666401        9,778,006
   01/01/2014 to 12/31/2014........    12.666401        13.321420        9,478,419
   01/01/2015 to 12/31/2015........    13.321420        13.069581        9,325,013
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018739         7.698627        1,998,760
   01/01/2009 to 12/31/2009........     7.698627         9.391199        5,262,900
   01/01/2010 to 12/31/2010........     9.391199        10.203579        5,362,969
   01/01/2011 to 12/31/2011........    10.203579        10.106437        5,211,389
   01/01/2012 to 12/31/2012........    10.106437        11.073144        5,176,856
   01/01/2013 to 12/31/2013........    11.073144        12.426563        4,759,332
   01/01/2014 to 12/31/2014........    12.426563        13.033156        4,466,552
   01/01/2015 to 12/31/2015........    13.033156        12.790600        4,064,771
AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    11.182316        11.610367          340,839
   01/01/2013 to 12/31/2013........    11.610367        11.088377          484,457
   01/01/2014 to 12/31/2014........    11.088377        11.399800          587,128
   01/01/2015 to 12/31/2015........    11.399800        10.190616          436,764

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Baillie Gifford International Stock Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.624204         1.866242        5,748,730
   01/01/2007 to 12/31/2007........     1.866242         2.030547        6,339,042
   01/01/2008 to 12/31/2008........     2.030547         1.119223        7,948,500
   01/01/2009 to 12/31/2009........     1.119223         1.348577        9,683,460
   01/01/2010 to 12/31/2010........     1.348577         1.424628        8,787,565
   01/01/2011 to 12/31/2011........     1.424628         1.124830        8,283,177
   01/01/2012 to 12/31/2012........     1.124830         1.327252        8,407,953
   01/01/2013 to 12/31/2013........     1.327252         1.510696        7,621,829
   01/01/2014 to 12/31/2014........     1.510696         1.443494        7,049,990
   01/01/2015 to 12/31/2015........     1.443494         1.396024        6,212,560
Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.646785         1.892721        8,542,749
   01/01/2007 to 12/31/2007........     1.892721         2.061892        7,354,196
   01/01/2008 to 12/31/2008........     2.061892         1.137322        7,170,716
   01/01/2009 to 12/31/2009........     1.137322         1.371249        7,152,856
   01/01/2010 to 12/31/2010........     1.371249         1.450971        6,470,512
   01/01/2011 to 12/31/2011........     1.450971         1.147816        5,957,099
   01/01/2012 to 12/31/2012........     1.147816         1.354683        5,681,855
   01/01/2013 to 12/31/2013........     1.354683         1.544047        5,098,648
   01/01/2014 to 12/31/2014........     1.544047         1.477661        4,493,848
   01/01/2015 to 12/31/2015........     1.477661         1.429406        3,967,959
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.306147         1.340487       15,246,938
   01/01/2007 to 12/31/2007........     1.340487         1.413341       14,789,032
   01/01/2008 to 12/31/2008........     1.413341         1.475806       12,927,831
   01/01/2009 to 12/31/2009........     1.475806         1.531582       14,536,998
   01/01/2010 to 12/31/2010........     1.531582         1.600271       13,986,740
   01/01/2011 to 12/31/2011........     1.600271         1.697236       12,692,881
   01/01/2012 to 12/31/2012........     1.697236         1.738545       11,872,842
   01/01/2013 to 12/31/2013........     1.738545         1.675156       11,140,902
   01/01/2014 to 12/31/2014........     1.675156         1.746721       10,354,142
   01/01/2015 to 12/31/2015........     1.746721         1.728294        9,461,704
BlackRock Bond Income Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     4.777709         4.918626        7,522,271
   01/01/2007 to 12/31/2007........     4.918626         5.154892        7,063,348
   01/01/2008 to 12/31/2008........     5.154892         4.909032        5,787,885
   01/01/2009 to 12/31/2009........     4.909032         5.298563        5,471,023
   01/01/2010 to 12/31/2010........     5.298563         5.660638        5,566,268
   01/01/2011 to 12/31/2011........     5.660638         5.948863        4,946,245
   01/01/2012 to 12/31/2012........     5.948863         6.308687        4,466,716
   01/01/2013 to 12/31/2013........     6.308687         6.173709        4,298,493
   01/01/2014 to 12/31/2014........     6.173709         6.518726        4,060,774
   01/01/2015 to 12/31/2015........     6.518726         6.466149        3,838,494
BlackRock Capital Appreciation Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     2.751324         2.825633          887,193
   01/01/2007 to 12/31/2007........     2.825633         3.307992        1,134,135
   01/01/2008 to 12/31/2008........     3.307992         2.070212        1,395,870
   01/01/2009 to 12/31/2009........     2.070212         2.793630        2,080,167
   01/01/2010 to 12/31/2010........     2.793630         3.299377        1,933,195
   01/01/2011 to 12/31/2011........     3.299377         2.963107        1,764,552
   01/01/2012 to 12/31/2012........     2.963107         3.341252        1,950,381
   01/01/2013 to 12/31/2013........     3.341252         4.422887        1,558,612
   01/01/2014 to 12/31/2014........     4.422887         4.749905        1,361,687
   01/01/2015 to 12/31/2015........     4.749905         4.977848        1,234,921
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
Sub-Account)
   05/01/2006 to 12/31/2006........    17.509536        17.742684            4,682
   01/01/2007 to 12/31/2007........    17.742684        18.191648           16,795
   01/01/2008 to 12/31/2008........    18.191648         9.899608           21,313
   01/01/2009 to 05/01/2009........     9.899608        10.339751                0
BlackRock Capital Appreciation Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     2.774555         2.852573        3,974,723
   01/01/2007 to 12/31/2007........     2.852573         3.342657        3,563,998
   01/01/2008 to 12/31/2008........     3.342657         2.093982        3,054,506
   01/01/2009 to 12/31/2009........     2.093982         2.828166        2,730,728
   01/01/2010 to 12/31/2010........     2.828166         3.344473        2,486,429
   01/01/2011 to 12/31/2011........     3.344473         3.006641        2,215,464
   01/01/2012 to 12/31/2012........     3.006641         3.393381        2,027,004
   01/01/2013 to 12/31/2013........     3.393381         4.496664        1,734,880
   01/01/2014 to 12/31/2014........     4.496664         4.833952        1,521,927
   01/01/2015 to 12/31/2015........     4.833952         5.070488        1,335,675

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     9.999413        10.340549          230,100
   01/01/2013 to 12/31/2013........    10.340549        11.276079          235,400
   01/01/2014 to 12/31/2014........    11.276079        11.806595          282,156
   01/01/2015 to 12/31/2015........    11.806595        11.658919          297,646
BlackRock Large Cap Value Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.239040         1.459220        4,651,289
   01/01/2007 to 12/31/2007........     1.459220         1.487583        6,643,621
   01/01/2008 to 12/31/2008........     1.487583         0.954237        7,976,000
   01/01/2009 to 12/31/2009........     0.954237         1.047603        9,478,366
   01/01/2010 to 12/31/2010........     1.047603         1.128063        8,432,200
   01/01/2011 to 12/31/2011........     1.128063         1.138050        7,638,778
   01/01/2012 to 12/31/2012........     1.138050         1.282124        7,535,088
   01/01/2013 to 12/31/2013........     1.282124         1.669829        7,680,817
   01/01/2014 to 12/31/2014........     1.669829         1.810886        7,447,492
   01/01/2015 to 12/31/2015........     1.810886         1.679579        6,509,839
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.243644         1.465566        3,610,207
   01/01/2007 to 12/31/2007........     1.465566         1.496121        3,903,735
   01/01/2008 to 12/31/2008........     1.496121         0.960759        3,627,371
   01/01/2009 to 12/31/2009........     0.960759         1.055927        3,123,089
   01/01/2010 to 12/31/2010........     1.055927         1.137833        2,942,951
   01/01/2011 to 12/31/2011........     1.137833         1.148780        2,716,260
   01/01/2012 to 12/31/2012........     1.148780         1.296126        2,423,737
   01/01/2013 to 12/31/2013........     1.296126         1.689864        2,290,622
   01/01/2014 to 12/31/2014........     1.689864         1.834088        1,817,155
   01/01/2015 to 12/31/2015........     1.834088         1.703117        1,476,948
BlackRock Money Market Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     2.343071         2.421770        7,612,640
   01/01/2007 to 12/31/2007........     2.421770         2.509184        8,588,411
   01/01/2008 to 12/31/2008........     2.509184         2.544886       13,450,403
   01/01/2009 to 12/31/2009........     2.544886         2.522157       12,458,522
   01/01/2010 to 12/31/2010........     2.522157         2.493317        9,891,974
   01/01/2011 to 12/31/2011........     2.493317         2.464885        8,545,366
   01/01/2012 to 12/31/2012........     2.464885         2.436547        7,514,649
   01/01/2013 to 12/31/2013........     2.436547         2.408686        6,627,268
   01/01/2014 to 12/31/2014........     2.408686         2.381144        5,245,413
   01/01/2015 to 12/31/2015........     2.381144         2.353917        4,688,373
Clarion Global Real Estate Sub-Account
   01/01/2006 to 12/31/2006........    14.397050        19.581741        1,855,516
   01/01/2007 to 12/31/2007........    19.581741        16.451894        1,946,537
   01/01/2008 to 12/31/2008........    16.451894         9.485788        2,056,888
   01/01/2009 to 12/31/2009........     9.485788        12.634529        2,157,734
   01/01/2010 to 12/31/2010........    12.634529        14.501833        1,932,568
   01/01/2011 to 12/31/2011........    14.501833        13.535474        1,738,076
   01/01/2012 to 12/31/2012........    13.535474        16.857347        1,628,498
   01/01/2013 to 12/31/2013........    16.857347        17.255471        1,563,157
   01/01/2014 to 12/31/2014........    17.255471        19.321328        1,425,219
   01/01/2015 to 12/31/2015........    19.321328        18.832715        1,272,812
ClearBridge Aggressive Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     0.820277         0.796827        3,757,688
   01/01/2007 to 12/31/2007........     0.796827         0.805523        3,722,075
   01/01/2008 to 12/31/2008........     0.805523         0.485322        3,438,939
   01/01/2009 to 12/31/2009........     0.485322         0.637914        3,391,763
   01/01/2010 to 12/31/2010........     0.637914         0.780628        3,752,180
   01/01/2011 to 12/31/2011........     0.780628         0.796782        3,431,654
   01/01/2012 to 12/31/2012........     0.796782         0.933397        4,177,761
   01/01/2013 to 12/31/2013........     0.933397         1.343504        6,346,973
   01/01/2014 to 12/31/2014........     1.343504         1.579066       16,138,498
   01/01/2015 to 12/31/2015........     1.579066         1.498003       16,008,296
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   04/30/2007 to 12/31/2007........   155.288878       190.818735           11,955
   01/01/2008 to 12/31/2008........   190.818735       109.412134           70,483
   01/01/2009 to 12/31/2009........   109.412134       154.513021          109,518
   01/01/2010 to 12/31/2010........   154.513021       167.100753          101,151
   01/01/2011 to 12/31/2011........   167.100753       152.730026           89,343
   01/01/2012 to 12/31/2012........   152.730026       184.967587           82,277
   01/01/2013 to 12/31/2013........   184.967587       235.488419           70,607
   01/01/2014 to 04/25/2014........   235.488419       245.408811                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........     9.519843        10.222985           69,097
   01/01/2007 to 12/31/2007........    10.222985         9.508568           96,051
   01/01/2008 to 12/31/2008........     9.508568         4.265892          114,583
   01/01/2009 to 12/31/2009........     4.265892         5.818360          124,340
   01/01/2010 to 12/31/2010........     5.818360         6.173739          113,568
   01/01/2011 to 04/29/2011........     6.173739         6.569951                0
ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........     0.664107         0.603415        5,224,014
   01/01/2012 to 12/31/2012........     0.603415         0.707228        4,626,180
   01/01/2013 to 12/31/2013........     0.707228         1.019695        4,275,413
   01/01/2014 to 12/31/2014........     1.019695         1.199007        5,305,049
   01/01/2015 to 12/31/2015........     1.199007         1.138046        4,993,420
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........     0.959845         1.031132        4,063,270
   01/01/2007 to 12/31/2007........     1.031132         0.960042        3,952,730
   01/01/2008 to 12/31/2008........     0.960042         0.431079        4,302,123
   01/01/2009 to 12/31/2009........     0.431079         0.587925        4,108,673
   01/01/2010 to 12/31/2010........     0.587925         0.624066        3,942,076
   01/01/2011 to 04/29/2011........     0.624066         0.664170                0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    42.360155        44.585585           48,714
   01/01/2007 to 12/31/2007........    44.585585        52.991867           71,893
   01/01/2008 to 12/31/2008........    52.991867        28.371329           88,238
   01/01/2009 to 12/31/2009........    28.371329        41.807049          113,098
   01/01/2010 to 12/31/2010........    41.807049        47.526146           96,932
   01/01/2011 to 12/31/2011........    47.526146        45.459426           91,328
   01/01/2012 to 12/31/2012........    45.459426        49.741859           89,237
   01/01/2013 to 12/31/2013........    49.741859        65.122115           80,346
   01/01/2014 to 12/31/2014........    65.122115        71.379172           67,594
   01/01/2015 to 12/31/2015........    71.379172        72.400642           62,685
Harris Oakmark International Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.590425         2.025872       20,405,438
   01/01/2007 to 12/31/2007........     2.025872         1.980184       21,282,940
   01/01/2008 to 12/31/2008........     1.980184         1.157172       20,184,851
   01/01/2009 to 12/31/2009........     1.157172         1.773824       19,792,655
   01/01/2010 to 12/31/2010........     1.773824         2.041480       19,526,650
   01/01/2011 to 12/31/2011........     2.041480         1.730480       19,922,850
   01/01/2012 to 12/31/2012........     1.730480         2.210992       19,008,139
   01/01/2013 to 12/31/2013........     2.210992         2.852131       17,989,537
   01/01/2014 to 12/31/2014........     2.852131         2.656271       17,077,648
   01/01/2015 to 12/31/2015........     2.656271         2.507159       16,259,221
Harris Oakmark International Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.596359         2.035584        3,474,457
   01/01/2007 to 12/31/2007........     2.035584         1.992066        3,459,660
   01/01/2008 to 12/31/2008........     1.992066         1.165262        2,773,250
   01/01/2009 to 12/31/2009........     1.165262         1.788581        2,513,838
   01/01/2010 to 12/31/2010........     1.788581         2.059983        2,360,210
   01/01/2011 to 12/31/2011........     2.059983         1.748928        2,304,971
   01/01/2012 to 12/31/2012........     1.748928         2.234895        1,977,106
   01/01/2013 to 12/31/2013........     2.234895         2.886460        1,810,363
   01/01/2014 to 12/31/2014........     2.886460         2.691791        1,582,003
   01/01/2015 to 12/31/2015........     2.691791         2.542495        1,372,880
Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.010755         1.049792        2,453,823
   01/01/2013 to 12/31/2013........     1.049792         1.057101        1,846,638
   01/01/2014 to 12/31/2014........     1.057101         1.103334        2,527,356
   01/01/2015 to 12/31/2015........     1.103334         1.044856        2,051,711
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.619431         2.697291        7,948,204
   01/01/2013 to 12/31/2013........     2.697291         3.474526        7,324,319
   01/01/2014 to 12/31/2014........     3.474526         3.766024        6,401,216
   01/01/2015 to 12/31/2015........     3.766024         3.388596        5,895,829

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2006 to 12/31/2006........     2.432881         2.674453        9,986,489
   01/01/2007 to 12/31/2007........     2.674453         2.728070       10,970,053
   01/01/2008 to 12/31/2008........     2.728070         1.416431       11,677,205
   01/01/2009 to 12/31/2009........     1.416431         2.068733       11,108,702
   01/01/2010 to 12/31/2010........     2.068733         2.577824        9,642,458
   01/01/2011 to 12/31/2011........     2.577824         2.378328        8,641,192
   01/01/2012 to 04/27/2012........     2.378328         2.632222                0
Invesco Small Cap Growth Sub-account
   01/01/2006 to 12/31/2006........     1.313857         1.483088        2,830,369
   01/01/2007 to 12/31/2007........     1.483088         1.628351        2,498,856
   01/01/2008 to 12/31/2008........     1.628351         0.986272        2,237,821
   01/01/2009 to 12/31/2009........     0.986272         1.304737        2,219,860
   01/01/2010 to 12/31/2010........     1.304737         1.627539        1,903,533
   01/01/2011 to 12/31/2011........     1.627539         1.591574        1,733,598
   01/01/2012 to 12/31/2012........     1.591574         1.860107        1,820,244
   01/01/2013 to 12/31/2013........     1.860107         2.577615        1,685,344
   01/01/2014 to 12/31/2014........     2.577615         2.749723        1,646,707
   01/01/2015 to 12/31/2015........     2.749723         2.671809        1,263,866
Jennison Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     0.495770         0.502487          834,092
   01/01/2007 to 12/31/2007........     0.502487         0.553280        1,110,375
   01/01/2008 to 12/31/2008........     0.553280         0.347050        1,270,553
   01/01/2009 to 12/31/2009........     0.347050         0.478815        3,406,704
   01/01/2010 to 12/31/2010........     0.478815         0.526895        3,728,902
   01/01/2011 to 12/31/2011........     0.526895         0.522037        4,698,221
   01/01/2012 to 12/31/2012........     0.522037         0.596318        9,104,119
   01/01/2013 to 12/31/2013........     0.596318         0.806037        7,543,557
   01/01/2014 to 12/31/2014........     0.806037         0.866489        6,885,962
   01/01/2015 to 12/31/2015........     0.866489         0.946861        6,508,237
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2006 to 12/31/2006........     8.735738         9.293841           78,596
   01/01/2007 to 12/31/2007........     9.293841        10.499744          169,622
   01/01/2008 to 12/31/2008........    10.499744         5.611086          222,689
   01/01/2009 to 12/31/2009........     5.611086         7.971071          276,528
   01/01/2010 to 12/31/2010........     7.971071         8.620409          253,624
   01/01/2011 to 12/31/2011........     8.620409         8.404385          230,490
   01/01/2012 to 04/27/2012........     8.404385         9.462599                0
Jennison Growth Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     0.496830         0.503929        3,201,902
   01/01/2007 to 12/31/2007........     0.503929         0.555641        2,656,436
   01/01/2008 to 12/31/2008........     0.555641         0.348382        2,346,588
   01/01/2009 to 12/31/2009........     0.348382         0.481750        2,510,651
   01/01/2010 to 12/31/2010........     0.481750         0.530733        2,481,292
   01/01/2011 to 12/31/2011........     0.530733         0.526288        2,433,704
   01/01/2012 to 12/31/2012........     0.526288         0.601288        2,900,310
   01/01/2013 to 12/31/2013........     0.601288         0.813772        2,351,047
   01/01/2014 to 12/31/2014........     0.813772         0.875720        2,117,452
   01/01/2015 to 12/31/2015........     0.875720         0.958032        1,569,240
JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.012809         1.051842          295,712
   01/01/2013 to 12/31/2013........     1.051842         1.154057        1,199,890
   01/01/2014 to 12/31/2014........     1.154057         1.220445        1,584,843
   01/01/2015 to 12/31/2015........     1.220445         1.217280        1,724,674
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.185557        14.515793          124,802
   01/01/2014 to 12/31/2014........    14.515793        14.847351          110,411
   01/01/2015 to 12/31/2015........    14.847351        14.857789          111,373
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         8.000140           17,561
   01/01/2009 to 12/31/2009........     8.000140        10.109506          128,691
   01/01/2010 to 12/31/2010........    10.109506        11.175256          201,272
   01/01/2011 to 12/31/2011........    11.175256        11.283513          254,207
   01/01/2012 to 12/31/2012........    11.283513        12.547281          232,617
   01/01/2013 to 04/26/2013........    12.547281        13.107714                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Loomis Sayles Small Cap Core Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     2.874174         3.307237        2,293,441
   01/01/2007 to 12/31/2007........     3.307237         3.649272        2,877,648
   01/01/2008 to 12/31/2008........     3.649272         2.306703        3,215,282
   01/01/2009 to 12/31/2009........     2.306703         2.962767        3,694,704
   01/01/2010 to 12/31/2010........     2.962767         3.725842        3,314,495
   01/01/2011 to 12/31/2011........     3.725842         3.695806        2,896,934
   01/01/2012 to 12/31/2012........     3.695806         4.174605        2,797,182
   01/01/2013 to 12/31/2013........     4.174605         5.805914        2,450,471
   01/01/2014 to 12/31/2014........     5.805914         5.940522        2,268,835
   01/01/2015 to 12/31/2015........     5.940522         5.770284        1,927,014
Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     2.898261         3.338152        4,422,117
   01/01/2007 to 12/31/2007........     3.338152         3.686879        3,933,129
   01/01/2008 to 12/31/2008........     3.686879         2.332819        3,505,825
   01/01/2009 to 12/31/2009........     2.332819         2.999167        3,027,847
   01/01/2010 to 12/31/2010........     2.999167         3.775484        2,589,672
   01/01/2011 to 12/31/2011........     3.775484         3.748848        2,234,996
   01/01/2012 to 12/31/2012........     3.748848         4.238650        1,932,205
   01/01/2013 to 12/31/2013........     4.238650         5.900929        1,637,609
   01/01/2014 to 12/31/2014........     5.900929         6.043518        1,373,009
   01/01/2015 to 12/31/2015........     6.043518         5.876397        1,205,185
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2006 to 12/31/2006........     1.016048         1.102095        9,589,427
   01/01/2007 to 12/31/2007........     1.102095         1.136435        9,641,364
   01/01/2008 to 12/31/2008........     1.136435         0.659333       10,254,621
   01/01/2009 to 12/31/2009........     0.659333         0.845220       10,427,941
   01/01/2010 to 12/31/2010........     0.845220         1.097485        9,719,492
   01/01/2011 to 12/31/2011........     1.097485         1.114747        8,804,707
   01/01/2012 to 12/31/2012........     1.114747         1.221981        8,344,641
   01/01/2013 to 12/31/2013........     1.221981         1.792445        7,109,158
   01/01/2014 to 12/31/2014........     1.792445         1.788512        6,668,750
   01/01/2015 to 12/31/2015........     1.788512         1.793296        5,829,321
Lord Abbett Bond Debenture Sub-Account
   01/01/2006 to 12/31/2006........     1.727117         1.863611       14,355,332
   01/01/2007 to 12/31/2007........     1.863611         1.962852       15,753,529
   01/01/2008 to 12/31/2008........     1.962852         1.579380       13,447,224
   01/01/2009 to 12/31/2009........     1.579380         2.135462       12,870,565
   01/01/2010 to 12/31/2010........     2.135462         2.384763       11,760,674
   01/01/2011 to 12/31/2011........     2.384763         2.462675       10,915,476
   01/01/2012 to 12/31/2012........     2.462675         2.749556        9,761,695
   01/01/2013 to 12/31/2013........     2.749556         2.934995        9,557,836
   01/01/2014 to 12/31/2014........     2.934995         3.041545        8,273,993
   01/01/2015 to 12/31/2015........     3.041545         2.941389        7,530,655
Met/Artisan Mid Cap Value Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     3.650141         4.047789        4,449,531
   01/01/2007 to 12/31/2007........     4.047789         3.718169        4,485,320
   01/01/2008 to 12/31/2008........     3.718169         1.979894        4,563,854
   01/01/2009 to 12/31/2009........     1.979894         2.763609        4,591,313
   01/01/2010 to 12/31/2010........     2.763609         3.135268        4,256,470
   01/01/2011 to 12/31/2011........     3.135268         3.300660        3,793,319
   01/01/2012 to 12/31/2012........     3.300660         3.640603        3,563,500
   01/01/2013 to 12/31/2013........     3.640603         4.912939        3,198,634
   01/01/2014 to 12/31/2014........     4.912939         4.938067        2,880,449
   01/01/2015 to 12/31/2015........     4.938067         4.409803        2,656,832
Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     3.727094         4.137273       12,094,110
   01/01/2007 to 12/31/2007........     4.137273         3.804158       10,867,283
   01/01/2008 to 12/31/2008........     3.804158         2.027693        9,689,704
   01/01/2009 to 12/31/2009........     2.027693         2.833091        8,769,675
   01/01/2010 to 12/31/2010........     2.833091         3.217247        7,915,072
   01/01/2011 to 12/31/2011........     3.217247         3.390385        6,845,528
   01/01/2012 to 12/31/2012........     3.390385         3.743338        5,952,725
   01/01/2013 to 12/31/2013........     3.743338         5.056777        4,962,122
   01/01/2014 to 12/31/2014........     5.056777         5.087679        4,072,400
   01/01/2015 to 12/31/2015........     5.087679         4.547864        3,710,734
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988425         9.783548           42,984
   01/01/2012 to 12/31/2012........     9.783548        10.096437           68,595
   01/01/2013 to 12/31/2013........    10.096437        10.096845          264,062
   01/01/2014 to 12/31/2014........    10.096845        10.086975          291,379
   01/01/2015 to 12/31/2015........    10.086975         9.909568          255,959

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2006 to 12/31/2006........    11.169288        12.770955          349,460
   01/01/2007 to 12/31/2007........    12.770955        13.036832          595,402
   01/01/2008 to 12/31/2008........    13.036832         7.674550          762,897
   01/01/2009 to 12/31/2009........     7.674550         9.975845          884,467
   01/01/2010 to 12/31/2010........     9.975845        11.409204          905,435
   01/01/2011 to 04/29/2011........    11.409204        12.381697                0
MetLife Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    12.344913        10.590019          844,841
   01/01/2012 to 12/31/2012........    10.590019        12.220931          764,602
   01/01/2013 to 12/31/2013........    12.220931        15.646021          737,347
   01/01/2014 to 12/31/2014........    15.646021        16.254190          687,545
   01/01/2015 to 12/31/2015........    16.254190        15.745666          650,149
MetLife Asset Allocation 20 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.317034        10.902214           59,113
   01/01/2007 to 12/31/2007........    10.902214        11.377287          282,342
   01/01/2008 to 12/31/2008........    11.377287         9.628698          792,455
   01/01/2009 to 12/31/2009........     9.628698        11.472322        1,541,408
   01/01/2010 to 12/31/2010........    11.472322        12.481166        2,022,129
   01/01/2011 to 12/31/2011........    12.481166        12.740046        2,118,894
   01/01/2012 to 12/31/2012........    12.740046        13.749661        2,448,576
   01/01/2013 to 12/31/2013........    13.749661        14.175030        1,830,066
   01/01/2014 to 12/31/2014........    14.175030        14.639587        1,630,842
   01/01/2015 to 12/31/2015........    14.639587        14.387457        1,467,789
MetLife Asset Allocation 40 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.535322        11.396525          542,136
   01/01/2007 to 12/31/2007........    11.396525        11.807528        1,911,543
   01/01/2008 to 12/31/2008........    11.807528         9.151441        2,651,607
   01/01/2009 to 12/31/2009........     9.151441        11.188809        3,381,292
   01/01/2010 to 12/31/2010........    11.188809        12.335830        3,289,556
   01/01/2011 to 12/31/2011........    12.335830        12.322980        3,314,000
   01/01/2012 to 12/31/2012........    12.322980        13.577549        3,101,112
   01/01/2013 to 12/31/2013........    13.577549        14.888679        3,206,416
   01/01/2014 to 12/31/2014........    14.888679        15.443530        3,010,747
   01/01/2015 to 12/31/2015........    15.443530        15.103089        2,519,431
MetLife Asset Allocation 60 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.766505        11.903852        2,840,488
   01/01/2007 to 12/31/2007........    11.903852        12.278437        6,984,165
   01/01/2008 to 12/31/2008........    12.278437         8.662263        9,916,917
   01/01/2009 to 12/31/2009........     8.662263        10.835069       11,983,668
   01/01/2010 to 12/31/2010........    10.835069        12.122005       12,357,965
   01/01/2011 to 12/31/2011........    12.122005        11.819644       11,964,748
   01/01/2012 to 12/31/2012........    11.819644        13.230887       11,600,585
   01/01/2013 to 12/31/2013........    13.230887        15.431890       10,977,627
   01/01/2014 to 12/31/2014........    15.431890        16.025911        9,889,349
   01/01/2015 to 12/31/2015........    16.025911        15.641820        8,645,944
MetLife Asset Allocation 80 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.992739        12.412295        3,516,873
   01/01/2007 to 12/31/2007........    12.412295        12.741993       13,893,994
   01/01/2008 to 12/31/2008........    12.741993         8.172701       18,895,032
   01/01/2009 to 12/31/2009........     8.172701        10.429826       20,623,462
   01/01/2010 to 12/31/2010........    10.429826        11.826184       19,173,594
   01/01/2011 to 12/31/2011........    11.826184        11.250245       18,328,419
   01/01/2012 to 12/31/2012........    11.250245        12.832094       17,737,906
   01/01/2013 to 12/31/2013........    12.832094        15.769380       17,178,534
   01/01/2014 to 12/31/2014........    15.769380        16.403965       16,587,505
   01/01/2015 to 12/31/2015........    16.403965        15.941352       15,573,435
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         7.045771          385,070
   01/01/2009 to 12/31/2009........     7.045771         8.953873          738,878
   01/01/2010 to 12/31/2010........     8.953873         9.740721          812,459
   01/01/2011 to 12/31/2011........     9.740721         9.460054          808,468
   01/01/2012 to 12/31/2012........     9.460054        10.859140          730,212
   01/01/2013 to 04/26/2013........    10.859140        11.699736                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.775792        13.445827          736,874
   01/01/2014 to 04/25/2014........    13.445827        13.402058                0
MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012........    10.026427        10.509204          134,455
   01/01/2013 to 12/31/2013........    10.509204        11.881081          417,368
   01/01/2014 to 12/31/2014........    11.881081        12.878440          616,538
   01/01/2015 to 12/31/2015........    12.878440        12.210800          560,234

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Mid Cap Stock Index Sub-Account
   01/01/2006 to 12/31/2006........     1.461744         1.587065        9,084,788
   01/01/2007 to 12/31/2007........     1.587065         1.686745        8,784,510
   01/01/2008 to 12/31/2008........     1.686745         1.060829        8,755,243
   01/01/2009 to 12/31/2009........     1.060829         1.434368        9,832,778
   01/01/2010 to 12/31/2010........     1.434368         1.786577        8,895,273
   01/01/2011 to 12/31/2011........     1.786577         1.727558        8,180,412
   01/01/2012 to 12/31/2012........     1.727558         2.003639        7,850,227
   01/01/2013 to 12/31/2013........     2.003639         2.631009        6,987,376
   01/01/2014 to 12/31/2014........     2.631009         2.840871        6,332,366
   01/01/2015 to 12/31/2015........     2.840871         2.734769        5,626,168
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.810504        11.322879           22,636
   01/01/2014 to 12/31/2014........    11.322879        12.230024          151,324
   01/01/2015 to 12/31/2015........    12.230024        11.943678          206,060
MetLife Stock Index Sub-Account
   01/01/2006 to 12/31/2006........     3.933377         4.479032        5,242,174
   01/01/2007 to 12/31/2007........     4.479032         4.647803        4,774,960
   01/01/2008 to 12/31/2008........     4.647803         2.882609        5,006,580
   01/01/2009 to 12/31/2009........     2.882609         3.588294        5,828,952
   01/01/2010 to 12/31/2010........     3.588294         4.061293        5,492,792
   01/01/2011 to 12/31/2011........     4.061293         4.080605        4,965,282
   01/01/2012 to 12/31/2012........     4.080605         4.656057        4,636,123
   01/01/2013 to 12/31/2013........     4.656057         6.061857        4,378,795
   01/01/2014 to 12/31/2014........     6.061857         6.777490        4,204,531
   01/01/2015 to 12/31/2015........     6.777490         6.761188        3,782,636
MFS(R) Investors Trust Sub-Account (Class B)
   01/01/2006 to 04/30/2006........     9.138390         9.558607           29,169
MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2006 to 04/30/2006........     0.921227         0.963902                0
MFS(R) Research International Sub-Account
   01/01/2006 to 12/31/2006........     1.315501         1.645958       12,926,162
   01/01/2007 to 12/31/2007........     1.645958         1.843291       13,818,599
   01/01/2008 to 12/31/2008........     1.843291         1.050197       17,805,194
   01/01/2009 to 12/31/2009........     1.050197         1.365904       19,077,577
   01/01/2010 to 12/31/2010........     1.365904         1.504287       17,097,092
   01/01/2011 to 12/31/2011........     1.504287         1.327790       16,001,332
   01/01/2012 to 12/31/2012........     1.327790         1.531828       15,710,781
   01/01/2013 to 12/31/2013........     1.531828         1.805930       14,867,014
   01/01/2014 to 12/31/2014........     1.805930         1.661213       14,080,060
   01/01/2015 to 12/31/2015........     1.661213         1.613090       12,713,661
MFS(R) Total Return Sub-Account
   01/01/2006 to 12/31/2006........     4.248456         4.701210        3,176,630
   01/01/2007 to 12/31/2007........     4.701210         4.838519        3,226,616
   01/01/2008 to 12/31/2008........     4.838519         3.714131        2,711,425
   01/01/2009 to 12/31/2009........     3.714131         4.343711        2,509,240
   01/01/2010 to 12/31/2010........     4.343711         4.714789        2,388,428
   01/01/2011 to 12/31/2011........     4.714789         4.761614        2,145,221
   01/01/2012 to 12/31/2012........     4.761614         5.239168        1,919,764
   01/01/2013 to 12/31/2013........     5.239168         6.147758        1,903,436
   01/01/2014 to 12/31/2014........     6.147758         6.585762        1,554,307
   01/01/2015 to 12/31/2015........     6.585762         6.484445        1,346,729
MFS(R) Value Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.292898         1.506150        7,944,239
   01/01/2007 to 12/31/2007........     1.506150         1.428893        8,029,025
   01/01/2008 to 12/31/2008........     1.428893         0.936451        8,573,069
   01/01/2009 to 12/31/2009........     0.936451         1.116307        9,483,637
   01/01/2010 to 12/31/2010........     1.116307         1.226916        9,505,617
   01/01/2011 to 12/31/2011........     1.226916         1.220666        9,064,226
   01/01/2012 to 12/31/2012........     1.220666         1.403545        8,561,645
   01/01/2013 to 12/31/2013........     1.403545         1.878482       10,244,830
   01/01/2014 to 12/31/2014........     1.878482         2.053138        9,377,152
   01/01/2015 to 12/31/2015........     2.053138         2.022264        8,534,333
MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class
B))
   01/01/2006 to 12/31/2006........     2.917798         3.220868          977,870
   01/01/2007 to 12/31/2007........     3.220868         3.309276        1,135,793
   01/01/2008 to 12/31/2008........     3.309276         1.992201          962,880
   01/01/2009 to 12/31/2009........     1.992201         2.392582          930,635
   01/01/2010 to 12/31/2010........     2.392582         2.702936          958,127
   01/01/2011 to 12/31/2011........     2.702936         2.501500          803,212
   01/01/2012 to 12/31/2012........     2.501500         2.855308          683,458
   01/01/2013 to 04/26/2013........     2.855308         3.146064                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........   9.998740           6.611535           25,904
   01/01/2009 to 12/31/2009........   6.611535           8.162357          132,588
   01/01/2010 to 12/31/2010........   8.162357           8.958528          235,164
   01/01/2011 to 12/31/2011........   8.958528           8.807874          199,418
   01/01/2012 to 12/31/2012........   8.807874           9.918288          200,388
   01/01/2013 to 04/26/2013........   9.918288          10.873226                0
MFS(R) Value Sub-Account (Class E)
   01/01/2006 to 12/31/2006........   1.301992           1.517964       10,194,359
   01/01/2007 to 12/31/2007........   1.517964           1.441564        8,867,641
   01/01/2008 to 12/31/2008........   1.441564           0.946068        7,557,362
   01/01/2009 to 12/31/2009........   0.946068           1.128574        7,281,661
   01/01/2010 to 12/31/2010........   1.128574           1.241225        6,987,280
   01/01/2011 to 12/31/2011........   1.241225           1.236950        6,112,907
   01/01/2012 to 12/31/2012........   1.236950           1.423187        5,105,383
   01/01/2013 to 12/31/2013........   1.423187           1.908259        5,444,232
   01/01/2014 to 12/31/2014........   1.908259           2.086930        4,643,747
   01/01/2015 to 12/31/2015........   2.086930           2.057487        4,090,641
MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class
E))
   01/01/2006 to 12/31/2006........   2.946950           3.256193        1,110,483
   01/01/2007 to 12/31/2007........   3.256193           3.348856        1,006,488
   01/01/2008 to 12/31/2008........   3.348856           2.018308          865,847
   01/01/2009 to 12/31/2009........   2.018308           2.427375          852,064
   01/01/2010 to 12/31/2010........   2.427375           2.745099          834,399
   01/01/2011 to 12/31/2011........   2.745099           2.542878          763,367
   01/01/2012 to 12/31/2012........   2.542878           2.905509          671,437
   01/01/2013 to 04/26/2013........   2.905509           3.202514                0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........   1.330574           1.547910        3,895,134
   01/01/2011 to 12/31/2011........   1.547910           1.424325        3,605,437
   01/01/2012 to 12/31/2012........   1.424325           1.538642        3,510,961
   01/01/2013 to 12/31/2013........   1.538642           2.114622        2,945,655
   01/01/2014 to 12/31/2014........   2.114622           2.111644        2,665,164
   01/01/2015 to 12/31/2015........   2.111644           1.982652        2,411,862
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2006 to 12/31/2006........   1.774090           1.956578        4,127,653
   01/01/2007 to 12/31/2007........   1.956578           2.090955        3,973,228
   01/01/2008 to 12/31/2008........   2.090955           0.921211        3,921,022
   01/01/2009 to 12/31/2009........   0.921211           1.216050        4,001,144
   01/01/2010 to 04/30/2010........   1.216050           1.317217                0
MSCI EAFE(R) Index Sub-Account
   01/01/2006 to 12/31/2006........   1.260846           1.563644       11,042,309
   01/01/2007 to 12/31/2007........   1.563644           1.708280       11,955,730
   01/01/2008 to 12/31/2008........   1.708280           0.976071       12,740,429
   01/01/2009 to 12/31/2009........   0.976071           1.237867       13,628,952
   01/01/2010 to 12/31/2010........   1.237867           1.320550       13,082,892
   01/01/2011 to 12/31/2011........   1.320550           1.140350       12,644,141
   01/01/2012 to 12/31/2012........   1.140350           1.330424       12,198,755
   01/01/2013 to 12/31/2013........   1.330424           1.598255       12,030,354
   01/01/2014 to 12/31/2014........   1.598255           1.480953       11,406,836
   01/01/2015 to 12/31/2015........   1.480953           1.445284       11,041,060
Neuberger Berman Genesis Sub-account (Class B)
   01/01/2006 to 12/31/2006........   1.882997           2.167606        6,291,565
   01/01/2007 to 12/31/2007........   2.167606           2.063593        6,557,708
   01/01/2008 to 12/31/2008........   2.063593           1.253431        6,669,517
   01/01/2009 to 12/31/2009........   1.253431           1.398131        7,019,257
   01/01/2010 to 12/31/2010........   1.398131           1.677123        6,888,632
   01/01/2011 to 12/31/2011........   1.677123           1.749284        6,038,408
   01/01/2012 to 12/31/2012........   1.749284           1.897831        5,748,262
   01/01/2013 to 12/31/2013........   1.897831           2.592604        6,811,994
   01/01/2014 to 12/31/2014........   2.592604           2.555260        6,014,242
   01/01/2015 to 12/31/2015........   2.555260           2.535641        5,333,440
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2006 to 12/31/2006........   1.461043           1.656344        6,140,949
   01/01/2007 to 12/31/2007........   1.656344           1.592926        7,222,657
   01/01/2008 to 12/31/2008........   1.592926           0.971556        6,889,859
   01/01/2009 to 12/31/2009........   0.971556           1.313523        6,664,418
   01/01/2010 to 12/31/2010........   1.313523           1.595336        6,099,277
   01/01/2011 to 12/31/2011........   1.595336           1.493923        5,074,869
   01/01/2012 to 12/31/2012........   1.493923           1.554812        5,137,719
   01/01/2013 to 04/26/2013........   1.554812           1.687184                0

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
   01/01/2006 to 12/31/2006........     1.888488         2.177644       17,872,678
   01/01/2007 to 12/31/2007........     2.177644         2.075611       15,735,424
   01/01/2008 to 12/31/2008........     2.075611         1.261848       13,874,737
   01/01/2009 to 12/31/2009........     1.261848         1.408603       13,709,982
   01/01/2010 to 12/31/2010........     1.408603         1.691226       12,375,806
   01/01/2011 to 12/31/2011........     1.691226         1.764859       10,583,644
   01/01/2012 to 12/31/2012........     1.764859         1.917318        9,269,060
   01/01/2013 to 12/31/2013........     1.917318         2.622717        9,618,942
   01/01/2014 to 12/31/2014........     2.622717         2.587784        8,182,844
   01/01/2015 to 12/31/2015........     2.587784         2.569145        7,032,523
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    17.200474        19.784749          221,134
   01/01/2007 to 12/31/2007........    19.784749        20.781961          304,771
   01/01/2008 to 12/31/2008........    20.781961        12.211547          300,693
   01/01/2009 to 12/31/2009........    12.211547        16.876723          355,031
   01/01/2010 to 12/31/2010........    16.876723        19.341051          393,488
   01/01/2011 to 12/31/2011........    19.341051        17.513241          334,600
   01/01/2012 to 12/31/2012........    17.513241        20.977864          346,506
   01/01/2013 to 12/31/2013........    20.977864        26.360787          421,028
   01/01/2014 to 12/31/2014........    26.360787        26.617648          402,503
   01/01/2015 to 12/31/2015........    26.617648        27.348883          375,756
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998740         6.580617           14,195
   01/01/2009 to 12/31/2009........     6.580617         8.627477           90,419
   01/01/2010 to 12/31/2010........     8.627477         9.182058          112,822
   01/01/2011 to 12/31/2011........     9.182058         8.451242          106,201
   01/01/2012 to 12/31/2012........     8.451242        10.209960          129,095
   01/01/2013 to 04/26/2013........    10.209960        10.862886                0
PanAgora Global Diversified Risk Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.999843         1.037377                0
   01/01/2015 to 12/31/2015........     1.037377         0.969349          226,538
PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006........    11.078325        11.205166           64,045
   01/01/2007 to 12/31/2007........    11.205166        12.272379          151,478
   01/01/2008 to 12/31/2008........    12.272379        11.295897          916,660
   01/01/2009 to 12/31/2009........    11.295897        13.182182        1,387,849
   01/01/2010 to 12/31/2010........    13.182182        14.042861        1,539,017
   01/01/2011 to 12/31/2011........    14.042861        15.429350        1,478,334
   01/01/2012 to 12/31/2012........    15.429350        16.644782        1,534,108
   01/01/2013 to 12/31/2013........    16.644782        14.928300        1,321,877
   01/01/2014 to 12/31/2014........    14.928300        15.184566        1,156,482
   01/01/2015 to 12/31/2015........    15.184566        14.544119        1,058,374
PIMCO Total Return Sub-Account
   01/01/2006 to 12/31/2006........     1.234188         1.275235       56,248,053
   01/01/2007 to 12/31/2007........     1.275235         1.355933       55,723,578
   01/01/2008 to 12/31/2008........     1.355933         1.345880       49,763,446
   01/01/2009 to 12/31/2009........     1.345880         1.570362       54,550,963
   01/01/2010 to 12/31/2010........     1.570362         1.679247       57,536,262
   01/01/2011 to 12/31/2011........     1.679247         1.712715       51,688,809
   01/01/2012 to 12/31/2012........     1.712715         1.849991       50,228,050
   01/01/2013 to 12/31/2013........     1.849991         1.793809       48,142,919
   01/01/2014 to 12/31/2014........     1.793809         1.847632       42,268,664
   01/01/2015 to 12/31/2015........     1.847632         1.826598       38,135,576
Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012........    10.799742        10.985137           24,736
   01/01/2013 to 12/31/2013........    10.985137        10.368742           36,765
   01/01/2014 to 12/31/2014........    10.368742        11.024742           42,449
   01/01/2015 to 12/31/2015........    11.024742        10.945558           81,737
Pyramis(R) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.216792        10.772061           13,227
   01/01/2014 to 12/31/2014........    10.772061        11.569062           20,435
   01/01/2015 to 12/31/2015........    11.569062        11.293672           89,062

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Russell 2000(R) Index Sub-Account
   01/01/2006 to 12/31/2006........     1.614955         1.877218        8,902,863
   01/01/2007 to 12/31/2007........     1.877218         1.824009        8,818,796
   01/01/2008 to 12/31/2008........     1.824009         1.195970        8,219,937
   01/01/2009 to 12/31/2009........     1.195970         1.485682        8,409,746
   01/01/2010 to 12/31/2010........     1.485682         1.859058        7,628,362
   01/01/2011 to 12/31/2011........     1.859058         1.759057        7,083,192
   01/01/2012 to 12/31/2012........     1.759057         2.017956        6,627,772
   01/01/2013 to 12/31/2013........     2.017956         2.756577        5,695,781
   01/01/2014 to 12/31/2014........     2.756577         2.855356        5,140,275
   01/01/2015 to 12/31/2015........     2.855356         2.695922        4,566,566
Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012........     1.010787         1.069986          744,411
   01/01/2013 to 12/31/2013........     1.069986         1.164699        1,141,121
   01/01/2014 to 12/31/2014........     1.164699         1.240488        1,344,571
   01/01/2015 to 12/31/2015........     1.240488         1.215525        1,261,639
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
   05/01/2006 to 12/31/2006........    10.528821        11.195806           19,800
   01/01/2007 to 12/31/2007........    11.195806        11.664615           85,601
   01/01/2008 to 12/31/2008........    11.664615         8.641254          164,786
   01/01/2009 to 12/31/2009........     8.641254        10.668427          751,693
   01/01/2010 to 12/31/2010........    10.668427        11.837243        1,722,681
   01/01/2011 to 12/31/2011........    11.837243        11.826333        2,295,992
   01/01/2012 to 12/31/2012........    11.826333        13.192105        2,273,830
   01/01/2013 to 12/31/2013........    13.192105        14.727689        2,145,626
   01/01/2014 to 12/31/2014........    14.727689        15.405455        2,065,951
   01/01/2015 to 12/31/2015........    15.405455        14.930336        1,925,840
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account (Class
B))
   05/01/2006 to 12/31/2006........    10.719973        11.451405           23,293
   01/01/2007 to 12/31/2007........    11.451405        11.955814           46,159
   01/01/2008 to 12/31/2008........    11.955814         7.922324           87,355
   01/01/2009 to 12/31/2009........     7.922324        10.110710          323,788
   01/01/2010 to 12/31/2010........    10.110710        11.409837          687,188
   01/01/2011 to 12/31/2011........    11.409837        11.039492        1,206,145
   01/01/2012 to 12/31/2012........    11.039492        12.553057        1,390,683
   01/01/2013 to 12/31/2013........    12.553057        14.652224        1,752,478
   01/01/2014 to 12/31/2014........    14.652224        15.263817        1,656,211
   01/01/2015 to 12/31/2015........    15.263817        14.740578        1,586,645
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.291677         1.441446        7,160,330
   01/01/2007 to 12/31/2007........     1.441446         1.555276        8,008,961
   01/01/2008 to 12/31/2008........     1.555276         0.891682        8,861,861
   01/01/2009 to 12/31/2009........     0.891682         1.260849        9,346,672
   01/01/2010 to 12/31/2010........     1.260849         1.455137        8,850,807
   01/01/2011 to 12/31/2011........     1.455137         1.419325        8,511,932
   01/01/2012 to 12/31/2012........     1.419325         1.665020        8,403,729
   01/01/2013 to 12/31/2013........     1.665020         2.284107       13,350,267
   01/01/2014 to 12/31/2014........     2.284107         2.457279       11,761,729
   01/01/2015 to 12/31/2015........     2.457279         2.684552       10,414,879
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2006 to 12/31/2006........     0.481024         0.500963       11,210,671
   01/01/2007 to 12/31/2007........     0.500963         0.651313       11,514,422
   01/01/2008 to 12/31/2008........     0.651313         0.357644       11,811,439
   01/01/2009 to 12/31/2009........     0.357644         0.562065       12,707,254
   01/01/2010 to 12/31/2010........     0.562065         0.709498       12,269,478
   01/01/2011 to 12/31/2011........     0.709498         0.631997       12,400,634
   01/01/2012 to 12/31/2012........     0.631997         0.700440       12,173,876
   01/01/2013 to 04/26/2013........     0.700440         0.733048                0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2006 to 12/31/2006........     0.814249         0.854583       23,043,363
   01/01/2007 to 12/31/2007........     0.854583         0.993758       25,073,979
   01/01/2008 to 12/31/2008........     0.993758         0.591882       26,714,584
   01/01/2009 to 12/31/2009........     0.591882         0.851179       27,235,237
   01/01/2010 to 12/31/2010........     0.851179         1.074392       25,381,842
   01/01/2011 to 12/31/2011........     1.074392         1.044634       23,527,949
   01/01/2012 to 12/31/2012........     1.044634         1.173923       22,637,124
   01/01/2013 to 12/31/2013........     1.173923         1.584999       19,740,349
   01/01/2014 to 12/31/2014........     1.584999         1.767039       17,770,271
   01/01/2015 to 12/31/2015........     1.767039         1.863410       15,940,030

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2006 to 12/31/2006........     1.473388         1.509438        1,478,571
   01/01/2007 to 12/31/2007........     1.509438         1.634326        1,792,516
   01/01/2008 to 12/31/2008........     1.634326         1.028841        2,187,102
   01/01/2009 to 12/31/2009........     1.028841         1.410025        2,509,463
   01/01/2010 to 12/31/2010........     1.410025         1.877077        2,745,405
   01/01/2011 to 12/31/2011........     1.877077         1.882513        3,174,110
   01/01/2012 to 12/31/2012........     1.882513         2.156924        3,415,583
   01/01/2013 to 12/31/2013........     2.156924         3.074116        3,460,995
   01/01/2014 to 12/31/2014........     3.074116         3.240949        3,234,047
   01/01/2015 to 12/31/2015........     3.240949         3.282830        3,225,675
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     2.057148         2.131819        7,685,962
   01/01/2007 to 12/31/2007........     2.131819         2.185365        8,845,406
   01/01/2008 to 12/31/2008........     2.185365         1.831445        7,824,922
   01/01/2009 to 12/31/2009........     1.831445         2.387927        6,763,685
   01/01/2010 to 12/31/2010........     2.387927         2.654651        6,527,787
   01/01/2011 to 12/31/2011........     2.654651         2.777506        6,305,166
   01/01/2012 to 12/31/2012........     2.777506         3.055655        6,041,580
   01/01/2013 to 12/31/2013........     3.055655         3.045694        5,867,331
   01/01/2014 to 12/31/2014........     3.045694         3.170116        5,742,862
   01/01/2015 to 12/31/2015........     3.170116         3.071172        5,214,754
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     2.077677         2.153702        7,962,524
   01/01/2007 to 12/31/2007........     2.153702         2.211727        7,864,990
   01/01/2008 to 12/31/2008........     2.211727         1.855921        5,862,575
   01/01/2009 to 12/31/2009........     1.855921         2.421370        5,107,229
   01/01/2010 to 12/31/2010........     2.421370         2.695854        4,684,247
   01/01/2011 to 12/31/2011........     2.695854         2.823025        4,262,919
   01/01/2012 to 12/31/2012........     2.823025         3.105846        3,730,139
   01/01/2013 to 12/31/2013........     3.105846         3.099043        3,613,391
   01/01/2014 to 12/31/2014........     3.099043         3.229003        3,088,967
   01/01/2015 to 12/31/2015........     3.229003         3.131579        2,807,932
Western Asset Management U.S. Government Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.623381         1.667697        8,653,084
   01/01/2007 to 12/31/2007........     1.667697         1.715019        8,732,679
   01/01/2008 to 12/31/2008........     1.715019         1.686333        9,173,702
   01/01/2009 to 12/31/2009........     1.686333         1.735071        9,427,795
   01/01/2010 to 12/31/2010........     1.735071         1.809442        8,605,220
   01/01/2011 to 12/31/2011........     1.809442         1.882997        8,244,775
   01/01/2012 to 12/31/2012........     1.882997         1.918083        8,023,520
   01/01/2013 to 12/31/2013........     1.918083         1.878986        7,687,549
   01/01/2014 to 12/31/2014........     1.878986         1.904868        7,023,472
   01/01/2015 to 12/31/2015........     1.904868         1.888870        6,313,781
Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.639669         1.685404       10,745,311
   01/01/2007 to 12/31/2007........     1.685404         1.734878        9,495,932
   01/01/2008 to 12/31/2008........     1.734878         1.707646        7,041,869
   01/01/2009 to 12/31/2009........     1.707646         1.758779        6,430,199
   01/01/2010 to 12/31/2010........     1.758779         1.837269        5,869,593
   01/01/2011 to 12/31/2011........     1.837269         1.912249        4,970,870
   01/01/2012 to 12/31/2012........     1.912249         1.949764        4,378,472
   01/01/2013 to 12/31/2013........     1.949764         1.913025        4,238,077
   01/01/2014 to 12/31/2014........     1.913025         1.939636        3,601,223
   01/01/2015 to 12/31/2015........     1.939636         1.925089        3,239,848
WMC Balanced Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    40.581393        44.229038           41,317
   01/01/2007 to 12/31/2007........    44.229038        46.176288           48,017
   01/01/2008 to 12/31/2008........    46.176288        34.251139           49,567
   01/01/2009 to 12/31/2009........    34.251139        39.615952           48,916
   01/01/2010 to 12/31/2010........    39.615952        42.810934           52,682
   01/01/2011 to 12/31/2011........    42.810934        43.841347           52,369
   01/01/2012 to 12/31/2012........    43.841347        48.584846           48,363
   01/01/2013 to 12/31/2013........    48.584846        57.768102           46,155
   01/01/2014 to 12/31/2014........    57.768102        62.978423           36,121
   01/01/2015 to 12/31/2015........    62.978423        63.686941           37,501

                                               AMERICAN FORERUNNER - 1.15
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
WMC Core Equity Opportunities Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     3.429931         3.876398       10,590,474
   01/01/2007 to 12/31/2007........     3.876398         3.998279       12,408,677
   01/01/2008 to 12/31/2008........     3.998279         2.390441       13,943,753
   01/01/2009 to 12/31/2009........     2.390441         3.111053       16,190,594
   01/01/2010 to 12/31/2010........     3.111053         3.435676       15,390,850
   01/01/2011 to 12/31/2011........     3.435676         3.251478       14,428,600
   01/01/2012 to 12/31/2012........     3.251478         3.619636       13,442,678
   01/01/2013 to 12/31/2013........     3.619636         4.771904       12,073,111
   01/01/2014 to 12/31/2014........     4.771904         5.205753       10,316,787
   01/01/2015 to 12/31/2015........     5.205753         5.256443        8,900,843
WMC Core Equity Opportunities Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     3.465227         3.919203       14,265,655
   01/01/2007 to 12/31/2007........     3.919203         4.045854       13,051,767
   01/01/2008 to 12/31/2008........     4.045854         2.421367       11,828,331
   01/01/2009 to 12/31/2009........     2.421367         3.155534       10,957,471
   01/01/2010 to 12/31/2010........     3.155534         3.488089       10,226,156
   01/01/2011 to 12/31/2011........     3.488089         3.304179        9,157,539
   01/01/2012 to 12/31/2012........     3.304179         3.681063        8,265,423
   01/01/2013 to 12/31/2013........     3.681063         4.859065        7,131,094
   01/01/2014 to 12/31/2014........     4.859065         5.305304        5,788,282
   01/01/2015 to 12/31/2015........     5.305304         5.363514        5,044,365
WMC Large Cap Research Sub-Account (Class B)
   04/30/2007 to 12/31/2007........     8.290231         8.375437          475,242
   01/01/2008 to 12/31/2008........     8.375437         5.190547          508,205
   01/01/2009 to 12/31/2009........     5.190547         6.116214          651,374
   01/01/2010 to 12/31/2010........     6.116214         6.799357          650,958
   01/01/2011 to 12/31/2011........     6.799357         6.738930          635,085
   01/01/2012 to 12/31/2012........     6.738930         7.554984          615,818
   01/01/2013 to 12/31/2013........     7.554984        10.029034          561,010
   01/01/2014 to 12/31/2014........    10.029034        11.253303          523,862
   01/01/2015 to 12/31/2015........    11.253303        11.624575          461,018
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2006 to 12/31/2006........     7.077751         7.964984          514,294
   01/01/2007 to 04/27/2007........     7.964984         8.359930                0





                                               AMERICAN FORERUNNER - 1.4
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006........   14.825548        15.562026           165,796
   01/01/2007 to 12/31/2007........   15.562026        15.855269           691,490
   01/01/2008 to 12/31/2008........   15.855269        14.172696           684,203
   01/01/2009 to 12/31/2009........   14.172696        15.737409           809,413
   01/01/2010 to 12/31/2010........   15.737409        16.518743           734,723
   01/01/2011 to 12/31/2011........   16.518743        17.283935           766,914
   01/01/2012 to 12/31/2012........   17.283935        17.958188           717,134
   01/01/2013 to 12/31/2013........   17.958188        17.326314           623,355
   01/01/2014 to 12/31/2014........   17.326314        17.987220           574,421
   01/01/2015 to 12/31/2015........   17.987220        17.785793           517,778
American Funds Global Small Capitalization Sub-Account
   01/01/2006 to 12/31/2006........    2.412643         2.951478        15,102,207
   01/01/2007 to 12/31/2007........    2.951478         3.533839        16,495,469
   01/01/2008 to 12/31/2008........    3.533839         1.619536        17,411,843
   01/01/2009 to 12/31/2009........    1.619536         2.575949        17,958,641
   01/01/2010 to 12/31/2010........    2.575949         3.109521        16,410,861
   01/01/2011 to 12/31/2011........    3.109521         2.479318        15,273,287
   01/01/2012 to 12/31/2012........    2.479318         2.889073        14,708,045
   01/01/2013 to 12/31/2013........    2.889073         3.654565        12,910,774
   01/01/2014 to 12/31/2014........    3.654565         3.680251        11,436,543
   01/01/2015 to 12/31/2015........    3.680251         3.638728        10,282,341

                                               AMERICAN FORERUNNER - 1.4
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Growth Sub-Account
   01/01/2006 to 12/31/2006........    14.667370        15.941872       8,793,027
   01/01/2007 to 12/31/2007........    15.941872        17.660120       8,829,483
   01/01/2008 to 12/31/2008........    17.660120         9.756618       9,143,320
   01/01/2009 to 12/31/2009........     9.756618        13.412801       9,669,853
   01/01/2010 to 12/31/2010........    13.412801        15.697269       9,006,619
   01/01/2011 to 12/31/2011........    15.697269        14.817433       8,165,753
   01/01/2012 to 12/31/2012........    14.817433        17.224367       7,480,294
   01/01/2013 to 12/31/2013........    17.224367        22.097830       6,447,511
   01/01/2014 to 12/31/2014........    22.097830        23.644784       5,521,900
   01/01/2015 to 12/31/2015........    23.644784        24.915100       4,785,264
American Funds Growth-Income Sub-Account
   01/01/2006 to 12/31/2006........    10.200482        11.588340       8,088,661
   01/01/2007 to 12/31/2007........    11.588340        12.002585       7,801,254
   01/01/2008 to 12/31/2008........    12.002585         7.355638       7,641,518
   01/01/2009 to 12/31/2009........     7.355638         9.519414       7,597,212
   01/01/2010 to 12/31/2010........     9.519414        10.459780       7,146,447
   01/01/2011 to 12/31/2011........    10.459780        10.125901       6,406,090
   01/01/2012 to 12/31/2012........    10.125901        11.729933       5,781,068
   01/01/2013 to 12/31/2013........    11.729933        15.441850       5,100,985
   01/01/2014 to 12/31/2014........    15.441850        16.846519       4,356,036
   01/01/2015 to 12/31/2015........    16.846519        16.853967       3,828,466





                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
   04/30/2012 to 12/31/2012........    10.137177        10.427165             0
   01/01/2013 to 12/31/2013........    10.427165        11.337229             0
   01/01/2014 to 12/31/2014........    11.337229        11.905492             0
   01/01/2015 to 12/31/2015........    11.905492        11.713876             0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.996741         1.034678             0
   01/01/2015 to 12/31/2015........     1.034678         1.002206             0
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.007589         6.973097             0
   01/01/2009 to 12/31/2009........     6.973097         8.821827             0
   01/01/2010 to 12/31/2010........     8.821827         9.679446             0
   01/01/2011 to 12/31/2011........     9.679446         9.267807             0
   01/01/2012 to 12/31/2012........     9.267807        10.291548             0
   01/01/2013 to 12/31/2013........    10.291548        11.933413             0
   01/01/2014 to 12/31/2014........    11.933413        12.379902             0
   01/01/2015 to 12/31/2015........    12.379902        12.025044             0
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.997589         6.324798             0
   01/01/2009 to 12/31/2009........     6.324798         8.293283             0
   01/01/2010 to 12/31/2010........     8.293283         9.206817             0
   01/01/2011 to 12/31/2011........     9.206817         8.580581             0
   01/01/2012 to 12/31/2012........     8.580581         9.749123             0
   01/01/2013 to 12/31/2013........     9.749123        11.931630             0
   01/01/2014 to 12/31/2014........    11.931630        12.417566             0
   01/01/2015 to 12/31/2015........    12.417566        12.055523             0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.017588         7.643140             0
   01/01/2009 to 12/31/2009........     7.643140         9.226164             0
   01/01/2010 to 12/31/2010........     9.226164         9.919631             0
   01/01/2011 to 12/31/2011........     9.919631         9.722805             0
   01/01/2012 to 12/31/2012........     9.722805        10.540983             0
   01/01/2013 to 12/31/2013........    10.540983        11.705836             0
   01/01/2014 to 12/31/2014........    11.705836        12.149013             0
   01/01/2015 to 12/31/2015........    12.149013        11.798346             0
AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012........    11.061450        11.404244           262
   01/01/2013 to 12/31/2013........    11.404244        10.777728             0
   01/01/2014 to 12/31/2014........    10.777728        10.964671             0
   01/01/2015 to 12/31/2015........    10.964671         9.699167             0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Baillie Gifford International Stock Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.392205         1.583009          57,536
   01/01/2007 to 12/31/2007........     1.583009         1.704290          83,475
   01/01/2008 to 12/31/2008........     1.704290         0.929532         118,037
   01/01/2009 to 12/31/2009........     0.929532         1.108312         118,860
   01/01/2010 to 12/31/2010........     1.108312         1.158600         118,940
   01/01/2011 to 12/31/2011........     1.158600         0.905236         123,471
   01/01/2012 to 12/31/2012........     0.905236         1.056931         114,296
   01/01/2013 to 12/31/2013........     1.056931         1.190452               0
   01/01/2014 to 12/31/2014........     1.190452         1.125609               0
   01/01/2015 to 12/31/2015........     1.125609         1.077216               0
Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.411556         1.605463           2,210
   01/01/2007 to 12/31/2007........     1.605463         1.730593           2,200
   01/01/2008 to 12/31/2008........     1.730593         0.944560           1,265
   01/01/2009 to 12/31/2009........     0.944560         1.126941           1,256
   01/01/2010 to 12/31/2010........     1.126941         1.180021             648
   01/01/2011 to 12/31/2011........     1.180021         0.923732             109
   01/01/2012 to 12/31/2012........     0.923732         1.078772               0
   01/01/2013 to 12/31/2013........     1.078772         1.216730               0
   01/01/2014 to 12/31/2014........     1.216730         1.152249               0
   01/01/2015 to 12/31/2015........     1.152249         1.102972               0
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.211873         1.230779          70,018
   01/01/2007 to 12/31/2007........     1.230779         1.284048         105,888
   01/01/2008 to 12/31/2008........     1.284048         1.326761          62,767
   01/01/2009 to 12/31/2009........     1.326761         1.362525          51,250
   01/01/2010 to 12/31/2010........     1.362525         1.408765          50,577
   01/01/2011 to 12/31/2011........     1.408765         1.478568          33,325
   01/01/2012 to 12/31/2012........     1.478568         1.498651               0
   01/01/2013 to 12/31/2013........     1.498651         1.428923               0
   01/01/2014 to 12/31/2014........     1.428923         1.474408               0
   01/01/2015 to 12/31/2015........     1.474408         1.443616               0
BlackRock Bond Income Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     3.778624         3.849555          13,969
   01/01/2007 to 12/31/2007........     3.849555         3.992112          16,300
   01/01/2008 to 12/31/2008........     3.992112         3.761891          12,966
   01/01/2009 to 12/31/2009........     3.761891         4.018002           9,093
   01/01/2010 to 12/31/2010........     4.018002         4.247748           9,395
   01/01/2011 to 12/31/2011........     4.247748         4.417546           9,161
   01/01/2012 to 12/31/2012........     4.417546         4.635563               0
   01/01/2013 to 12/31/2013........     4.635563         4.488992               0
   01/01/2014 to 12/31/2014........     4.488992         4.690361               0
   01/01/2015 to 12/31/2015........     4.690361         4.603930               0
BlackRock Capital Appreciation Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     2.446796         2.486696          20,230
   01/01/2007 to 12/31/2007........     2.486696         2.880635          22,491
   01/01/2008 to 12/31/2008........     2.880635         1.783832          23,845
   01/01/2009 to 12/31/2009........     1.783832         2.382042          22,491
   01/01/2010 to 12/31/2010........     2.382042         2.783925          27,582
   01/01/2011 to 12/31/2011........     2.783925         2.474117          26,959
   01/01/2012 to 12/31/2012........     2.474117         2.760575          25,026
   01/01/2013 to 12/31/2013........     2.760575         3.616082          12,778
   01/01/2014 to 12/31/2014........     3.616082         3.842878               0
   01/01/2015 to 12/31/2015........     3.842878         3.985222               0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
Sub-Account)
   05/01/2006 to 12/31/2006........    15.818357        15.917739               0
   01/01/2007 to 12/31/2007........    15.917739        16.149075               0
   01/01/2008 to 12/31/2008........    16.149075         8.695741               0
   01/01/2009 to 05/01/2009........     8.695741         9.050660               0
BlackRock Capital Appreciation Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     2.467444         2.510392          28,727
   01/01/2007 to 12/31/2007........     2.510392         2.910806          28,587
   01/01/2008 to 12/31/2008........     2.910806         1.804304          28,140
   01/01/2009 to 12/31/2009........     1.804304         2.411477          16,076
   01/01/2010 to 12/31/2010........     2.411477         2.821961          15,920
   01/01/2011 to 12/31/2011........     2.821961         2.510454          16,073
   01/01/2012 to 12/31/2012........     2.510454         2.803630          12,201
   01/01/2013 to 12/31/2013........     2.803630         3.676382               0
   01/01/2014 to 12/31/2014........     3.676382         3.910857               0
   01/01/2015 to 12/31/2015........     3.910857         4.059370               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     9.894088        10.159794             196
   01/01/2013 to 12/31/2013........    10.159794        10.963277               0
   01/01/2014 to 12/31/2014........    10.963277        11.359176               0
   01/01/2015 to 12/31/2015........    11.359176        11.099891               0
BlackRock Large Cap Value Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.192227         1.389468          84,147
   01/01/2007 to 12/31/2007........     1.389468         1.401599         176,220
   01/01/2008 to 12/31/2008........     1.401599         0.889641         107,847
   01/01/2009 to 12/31/2009........     0.889641         0.966481          68,989
   01/01/2010 to 12/31/2010........     0.966481         1.029849          46,716
   01/01/2011 to 12/31/2011........     1.029849         1.028135          36,588
   01/01/2012 to 12/31/2012........     1.028135         1.146135          26,204
   01/01/2013 to 12/31/2013........     1.146135         1.477138          22,542
   01/01/2014 to 12/31/2014........     1.477138         1.585184          21,950
   01/01/2015 to 12/31/2015........     1.585184         1.454878               0
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.196654         1.395508          34,537
   01/01/2007 to 12/31/2007........     1.395508         1.409640          35,649
   01/01/2008 to 12/31/2008........     1.409640         0.895719          33,458
   01/01/2009 to 12/31/2009........     0.895719         0.974159          10,955
   01/01/2010 to 12/31/2010........     0.974159         1.038767          11,464
   01/01/2011 to 12/31/2011........     1.038767         1.037827           8,899
   01/01/2012 to 12/31/2012........     1.037827         1.158650               0
   01/01/2013 to 12/31/2013........     1.158650         1.494860               0
   01/01/2014 to 12/31/2014........     1.494860         1.605492               0
   01/01/2015 to 12/31/2015........     1.605492         1.475266               0
BlackRock Money Market Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.852865         1.895153          45,608
   01/01/2007 to 12/31/2007........     1.895153         1.942941          43,463
   01/01/2008 to 12/31/2008........     1.942941         1.949948          37,566
   01/01/2009 to 12/31/2009........     1.949948         1.912346          15,576
   01/01/2010 to 12/31/2010........     1.912346         1.870731           8,246
   01/01/2011 to 12/31/2011........     1.870731         1.830132           6,881
   01/01/2012 to 12/31/2012........     1.830132         1.790091           6,031
   01/01/2013 to 12/31/2013........     1.790091         1.751137           5,471
   01/01/2014 to 12/31/2014........     1.751137         1.713030               0
   01/01/2015 to 12/31/2015........     1.713030         1.675753               0
Clarion Global Real Estate Sub-Account
   01/01/2006 to 12/31/2006........    14.147202        19.041742          26,839
   01/01/2007 to 12/31/2007........    19.041742        15.830068          22,801
   01/01/2008 to 12/31/2008........    15.830068         9.031329          15,525
   01/01/2009 to 12/31/2009........     9.031329        11.903521           6,588
   01/01/2010 to 12/31/2010........    11.903521        13.520294          11,015
   01/01/2011 to 12/31/2011........    13.520294        12.487734          10,165
   01/01/2012 to 12/31/2012........    12.487734        15.389257           9,342
   01/01/2013 to 12/31/2013........    15.389257        15.588127           4,124
   01/01/2014 to 12/31/2014........    15.588127        17.272118           1,457
   01/01/2015 to 12/31/2015........    17.272118        16.659426               0
ClearBridge Aggressive Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     0.780985         0.750752          77,494
   01/01/2007 to 12/31/2007........     0.750752         0.750973          79,346
   01/01/2008 to 12/31/2008........     0.750973         0.447703          82,332
   01/01/2009 to 12/31/2009........     0.447703         0.582319          79,914
   01/01/2010 to 12/31/2010........     0.582319         0.705161         126,645
   01/01/2011 to 12/31/2011........     0.705161         0.712250          85,962
   01/01/2012 to 12/31/2012........     0.712250         0.825611          85,953
   01/01/2013 to 12/31/2013........     0.825611         1.175961          39,749
   01/01/2014 to 12/31/2014........     1.175961         1.367714          10,009
   01/01/2015 to 12/31/2015........     1.367714         1.283940           4,676
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   04/30/2007 to 12/31/2007........   119.280338       145.542773             505
   01/01/2008 to 12/31/2008........   145.542773        82.574883             919
   01/01/2009 to 12/31/2009........    82.574883       115.395552           1,411
   01/01/2010 to 12/31/2010........   115.395552       123.493975             770
   01/01/2011 to 12/31/2011........   123.493975       111.696422             692
   01/01/2012 to 12/31/2012........   111.696422       133.853446             640
   01/01/2013 to 12/31/2013........   133.853446       168.634099               0
   01/01/2014 to 04/25/2014........   168.634099       175.157957               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........     8.844334         9.431696               0
   01/01/2007 to 12/31/2007........     9.431696         8.680398             932
   01/01/2008 to 12/31/2008........     8.680398         3.853354             744
   01/01/2009 to 12/31/2009........     3.853354         5.200772           1,305
   01/01/2010 to 12/31/2010........     5.200772         5.460836               0
   01/01/2011 to 04/29/2011........     5.460836         5.791437               0
ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........     0.585357         0.528166          60,041
   01/01/2012 to 12/31/2012........     0.528166         0.612534          60,041
   01/01/2013 to 12/31/2013........     0.612534         0.873948               0
   01/01/2014 to 12/31/2014........     0.873948         1.016899               0
   01/01/2015 to 12/31/2015........     1.016899         0.955109               0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........     0.891728         0.951311          40,734
   01/01/2007 to 12/31/2007........     0.951311         0.876417           3,991
   01/01/2008 to 12/31/2008........     0.876417         0.389387               0
   01/01/2009 to 12/31/2009........     0.389387         0.525515               0
   01/01/2010 to 12/31/2010........     0.525515         0.551998               0
   01/01/2011 to 04/29/2011........     0.551998         0.585463               0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    35.181834        36.644245             972
   01/01/2007 to 12/31/2007........    36.644245        43.096000           1,142
   01/01/2008 to 12/31/2008........    43.096000        22.830686           1,172
   01/01/2009 to 12/31/2009........    22.830686        33.291259           2,998
   01/01/2010 to 12/31/2010........    33.291259        37.450504             219
   01/01/2011 to 12/31/2011........    37.450504        35.448373             204
   01/01/2012 to 12/31/2012........    35.448373        38.380464              54
   01/01/2013 to 12/31/2013........    38.380464        49.723243              42
   01/01/2014 to 12/31/2014........    49.723243        53.931419               0
   01/01/2015 to 12/31/2015........    53.931419        54.131722               0
Harris Oakmark International Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.521381         1.917749         201,589
   01/01/2007 to 12/31/2007........     1.917749         1.854805         212,077
   01/01/2008 to 12/31/2008........     1.854805         1.072522          78,472
   01/01/2009 to 12/31/2009........     1.072522         1.626887          57,764
   01/01/2010 to 12/31/2010........     1.626887         1.852837          21,018
   01/01/2011 to 12/31/2011........     1.852837         1.554180          16,509
   01/01/2012 to 12/31/2012........     1.554180         1.964897          22,858
   01/01/2013 to 12/31/2013........     1.964897         2.508220          12,189
   01/01/2014 to 12/31/2014........     2.508220         2.311567           9,300
   01/01/2015 to 12/31/2015........     2.311567         2.159001               0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.010580         1.042242               0
   01/01/2013 to 12/31/2013........     1.042242         1.038538               0
   01/01/2014 to 12/31/2014........     1.038538         1.072636               0
   01/01/2015 to 12/31/2015........     1.072636         1.005168               0
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.273575         2.324714          15,304
   01/01/2013 to 12/31/2013........     2.324714         2.963329          14,116
   01/01/2014 to 12/31/2014........     2.963329         3.178391          11,747
   01/01/2015 to 12/31/2015........     3.178391         2.829963               0
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2006 to 12/31/2006........     2.257043         2.455307         122,970
   01/01/2007 to 12/31/2007........     2.455307         2.478212          58,879
   01/01/2008 to 12/31/2008........     2.478212         1.273177          52,528
   01/01/2009 to 12/31/2009........     1.273177         1.840081          51,117
   01/01/2010 to 12/31/2010........     1.840081         2.268988          32,020
   01/01/2011 to 12/31/2011........     2.268988         2.071558          29,697
   01/01/2012 to 04/27/2012........     2.071558         2.284875               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Invesco Small Cap Growth Sub-account
   01/01/2006 to 12/31/2006........     1.256812         1.403914         22,917
   01/01/2007 to 12/31/2007........     1.403914         1.525233         20,674
   01/01/2008 to 12/31/2008........     1.525233         0.914110              0
   01/01/2009 to 12/31/2009........     0.914110         1.196642              0
   01/01/2010 to 12/31/2010........     1.196642         1.477129              0
   01/01/2011 to 12/31/2011........     1.477129         1.429425              0
   01/01/2012 to 12/31/2012........     1.429425         1.653064              0
   01/01/2013 to 12/31/2013........     1.653064         2.266804              0
   01/01/2014 to 12/31/2014........     2.266804         2.392897              0
   01/01/2015 to 12/31/2015........     2.392897         2.300799              0
Jennison Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     0.467096         0.468491         41,226
   01/01/2007 to 12/31/2007........     0.468491         0.510431         42,167
   01/01/2008 to 12/31/2008........     0.510431         0.316809         48,888
   01/01/2009 to 12/31/2009........     0.316809         0.432530         73,025
   01/01/2010 to 12/31/2010........     0.432530         0.470995              0
   01/01/2011 to 12/31/2011........     0.470995         0.461788              0
   01/01/2012 to 12/31/2012........     0.461788         0.521960              0
   01/01/2013 to 12/31/2013........     0.521960         0.698163              0
   01/01/2014 to 12/31/2014........     0.698163         0.742685              0
   01/01/2015 to 12/31/2015........     0.742685         0.803097              0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2006 to 12/31/2006........     8.299136         8.737359          1,780
   01/01/2007 to 12/31/2007........     8.737359         9.767408          2,227
   01/01/2008 to 12/31/2008........     9.767408         5.164859          2,531
   01/01/2009 to 12/31/2009........     5.164859         7.260554          6,704
   01/01/2010 to 12/31/2010........     7.260554         7.770062              0
   01/01/2011 to 12/31/2011........     7.770062         7.496385              0
   01/01/2012 to 04/27/2012........     7.496385         8.411474              0
Jennison Growth Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     0.468094         0.469834         13,959
   01/01/2007 to 12/31/2007........     0.469834         0.512608         13,935
   01/01/2008 to 12/31/2008........     0.512608         0.318025         12,184
   01/01/2009 to 12/31/2009........     0.318025         0.435181         11,659
   01/01/2010 to 12/31/2010........     0.435181         0.474425         12,350
   01/01/2011 to 12/31/2011........     0.474425         0.465547         70,676
   01/01/2012 to 12/31/2012........     0.465547         0.526309         59,026
   01/01/2013 to 12/31/2013........     0.526309         0.704861              0
   01/01/2014 to 12/31/2014........     0.704861         0.750596              0
   01/01/2015 to 12/31/2015........     0.750596         0.812570              0
JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     1.012635         1.044277              0
   01/01/2013 to 12/31/2013........     1.044277         1.133792              0
   01/01/2014 to 12/31/2014........     1.133792         1.186490              0
   01/01/2015 to 12/31/2015........     1.186490         1.171051              0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    12.509091        13.674038              0
   01/01/2014 to 12/31/2014........    13.674038        13.840267              0
   01/01/2015 to 12/31/2015........    13.840267        13.705301              0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         7.942507              0
   01/01/2009 to 12/31/2009........     7.942507         9.931910              0
   01/01/2010 to 12/31/2010........     9.931910        10.864348              0
   01/01/2011 to 12/31/2011........    10.864348        10.855279              0
   01/01/2012 to 12/31/2012........    10.855279        11.944370            420
   01/01/2013 to 04/26/2013........    11.944370        12.436309              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     2.542675         2.895310         16,644
   01/01/2007 to 12/31/2007........     2.895310         3.161190         30,241
   01/01/2008 to 12/31/2008........     3.161190         1.977202         47,137
   01/01/2009 to 12/31/2009........     1.977202         2.513023         45,297
   01/01/2010 to 12/31/2010........     2.513023         3.127297         38,498
   01/01/2011 to 12/31/2011........     3.127297         3.069740         36,604
   01/01/2012 to 12/31/2012........     3.069740         3.431032         35,653
   01/01/2013 to 12/31/2013........     3.431032         4.721982          4,862
   01/01/2014 to 12/31/2014........     4.721982         4.780980          4,981
   01/01/2015 to 12/31/2015........     4.780980         4.595454              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     2.563974         2.922363          17,059
   01/01/2007 to 12/31/2007........     2.922363         3.193754          16,791
   01/01/2008 to 12/31/2008........     3.193754         1.999579          16,354
   01/01/2009 to 12/31/2009........     1.999579         2.543887           3,025
   01/01/2010 to 12/31/2010........     2.543887         3.168952           2,405
   01/01/2011 to 12/31/2011........     3.168952         3.113785           1,845
   01/01/2012 to 12/31/2012........     3.113785         3.483656               0
   01/01/2013 to 12/31/2013........     3.483656         4.799240               0
   01/01/2014 to 12/31/2014........     4.799240         4.863854               0
   01/01/2015 to 12/31/2015........     4.863854         4.679946               0
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2006 to 12/31/2006........     0.967412         1.038404         104,112
   01/01/2007 to 12/31/2007........     1.038404         1.059511         109,626
   01/01/2008 to 12/31/2008........     1.059511         0.608244          85,025
   01/01/2009 to 12/31/2009........     0.608244         0.771582          40,646
   01/01/2010 to 12/31/2010........     0.771582         0.991420          76,624
   01/01/2011 to 12/31/2011........     0.991420         0.996515          75,304
   01/01/2012 to 12/31/2012........     0.996515         1.080906          64,043
   01/01/2013 to 12/31/2013........     1.080906         1.568969          41,811
   01/01/2014 to 12/31/2014........     1.568969         1.549167           6,129
   01/01/2015 to 12/31/2015........     1.549167         1.537084           3,510
Lord Abbett Bond Debenture Sub-Account
   01/01/2006 to 12/31/2006........     1.574492         1.681231          96,970
   01/01/2007 to 12/31/2007........     1.681231         1.752167          57,966
   01/01/2008 to 12/31/2008........     1.752167         1.395079          49,742
   01/01/2009 to 12/31/2009........     1.395079         1.866591          62,888
   01/01/2010 to 12/31/2010........     1.866591         2.062742          61,776
   01/01/2011 to 12/31/2011........     2.062742         2.107944          44,475
   01/01/2012 to 12/31/2012........     2.107944         2.328796          33,656
   01/01/2013 to 12/31/2013........     2.328796         2.459897          18,280
   01/01/2014 to 12/31/2014........     2.459897         2.522576          10,076
   01/01/2015 to 12/31/2015........     2.522576         2.414021           2,187
Met/Artisan Mid Cap Value Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     3.195328         3.506527          53,467
   01/01/2007 to 12/31/2007........     3.506527         3.187138          19,925
   01/01/2008 to 12/31/2008........     3.187138         1.679285          13,552
   01/01/2009 to 12/31/2009........     1.679285         2.319518          13,892
   01/01/2010 to 12/31/2010........     2.319518         2.603993           2,498
   01/01/2011 to 12/31/2011........     2.603993         2.712786           2,441
   01/01/2012 to 12/31/2012........     2.712786         2.960762           2,656
   01/01/2013 to 12/31/2013........     2.960762         3.953802           1,029
   01/01/2014 to 12/31/2014........     3.953802         3.932499           1,029
   01/01/2015 to 12/31/2015........     3.932499         3.475107               0
Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     3.262671         3.584022          25,192
   01/01/2007 to 12/31/2007........     3.584022         3.260825          15,910
   01/01/2008 to 12/31/2008........     3.260825         1.719816          14,545
   01/01/2009 to 12/31/2009........     1.719816         2.377820           5,468
   01/01/2010 to 12/31/2010........     2.377820         2.672064           4,069
   01/01/2011 to 12/31/2011........     2.672064         2.786512           3,473
   01/01/2012 to 12/31/2012........     2.786512         3.044293           2,112
   01/01/2013 to 12/31/2013........     3.044293         4.069534               0
   01/01/2014 to 12/31/2014........     4.069534         4.051620               0
   01/01/2015 to 12/31/2015........     4.051620         3.583882               0
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.986988         9.714258               0
   01/01/2012 to 12/31/2012........     9.714258         9.919665               0
   01/01/2013 to 12/31/2013........     9.919665         9.816446               0
   01/01/2014 to 12/31/2014........     9.816446         9.704415               0
   01/01/2015 to 12/31/2015........     9.704415         9.434146               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2006 to 12/31/2006........    11.090906        12.549255               0
   01/01/2007 to 12/31/2007........    12.549255        12.675952               0
   01/01/2008 to 12/31/2008........    12.675952         7.383724           7,971
   01/01/2009 to 12/31/2009........     7.383724         9.497549          12,122
   01/01/2010 to 12/31/2010........     9.497549        10.748847           4,370
   01/01/2011 to 04/29/2011........    10.748847        11.625198               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    11.589659         9.873021           4,348
   01/01/2012 to 12/31/2012........     9.873021        11.273918           4,324
   01/01/2013 to 12/31/2013........    11.273918        14.282933               0
   01/01/2014 to 12/31/2014........    14.282933        14.683102               0
   01/01/2015 to 12/31/2015........    14.683102        14.075098               0
MetLife Asset Allocation 20 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.244587        10.712904          57,287
   01/01/2007 to 12/31/2007........    10.712904        11.062340           4,990
   01/01/2008 to 12/31/2008........    11.062340         9.264045           6,611
   01/01/2009 to 12/31/2009........     9.264045        10.922625           6,577
   01/01/2010 to 12/31/2010........    10.922625        11.759076           6,549
   01/01/2011 to 12/31/2011........    11.759076        11.877939           6,518
   01/01/2012 to 12/31/2012........    11.877939        12.684647           6,488
   01/01/2013 to 12/31/2013........    12.684647        12.940479           6,459
   01/01/2014 to 12/31/2014........    12.940479        13.224989               0
   01/01/2015 to 12/31/2015........    13.224989        12.861441               0
MetLife Asset Allocation 40 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.461355        11.198645               0
   01/01/2007 to 12/31/2007........    11.198645        11.480672         106,882
   01/01/2008 to 12/31/2008........    11.480672         8.804813          99,674
   01/01/2009 to 12/31/2009........     8.804813        10.652619          33,337
   01/01/2010 to 12/31/2010........    10.652619        11.622079          31,187
   01/01/2011 to 12/31/2011........    11.622079        11.488999          22,715
   01/01/2012 to 12/31/2012........    11.488999        12.525773               0
   01/01/2013 to 12/31/2013........    12.525773        13.591899               0
   01/01/2014 to 12/31/2014........    13.591899        13.951162               0
   01/01/2015 to 12/31/2015........    13.951162        13.501071               0
MetLife Asset Allocation 60 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.690928        11.697181           7,271
   01/01/2007 to 12/31/2007........    11.697181        11.938556          11,246
   01/01/2008 to 12/31/2008........    11.938556         8.334120          12,898
   01/01/2009 to 12/31/2009........     8.334120        10.315758          12,805
   01/01/2010 to 12/31/2010........    10.315758        11.420563           8,244
   01/01/2011 to 12/31/2011........    11.420563        11.019632           7,536
   01/01/2012 to 12/31/2012........    11.019632        12.205868           7,502
   01/01/2013 to 12/31/2013........    12.205868        14.087711           5,857
   01/01/2014 to 12/31/2014........    14.087711        14.477166           3,144
   01/01/2015 to 12/31/2015........    14.477166        13.982558           3,128
MetLife Asset Allocation 80 Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    10.915585        12.196813           1,764
   01/01/2007 to 12/31/2007........    12.196813        12.389279           1,754
   01/01/2008 to 12/31/2008........    12.389279         7.863050          10,495
   01/01/2009 to 12/31/2009........     7.863050         9.929845           8,830
   01/01/2010 to 12/31/2010........     9.929845        11.141773             219
   01/01/2011 to 12/31/2011........    11.141773        10.488657             215
   01/01/2012 to 12/31/2012........    10.488657        11.837841             211
   01/01/2013 to 12/31/2013........    11.837841        14.395669             207
   01/01/2014 to 12/31/2014........    14.395669        14.818538             204
   01/01/2015 to 12/31/2015........    14.818538        14.250165               0
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         6.994952               0
   01/01/2009 to 12/31/2009........     6.994952         8.796467               0
   01/01/2010 to 12/31/2010........     8.796467         9.469607               0
   01/01/2011 to 12/31/2011........     9.469607         9.100861               0
   01/01/2012 to 12/31/2012........     9.100861        10.337166               0
   01/01/2013 to 04/26/2013........    10.337166        11.100257               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.171458        12.665907               0
   01/01/2014 to 04/25/2014........    12.665907        12.582954               0
MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012........     9.920830        10.325525               0
   01/01/2013 to 12/31/2013........    10.325525        11.551525               0
   01/01/2014 to 12/31/2014........    11.551525        12.390449               0
   01/01/2015 to 12/31/2015........    12.390449        11.625355               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Mid Cap Stock Index Sub-Account
   01/01/2006 to 12/31/2006........     1.379828         1.482519         18,224
   01/01/2007 to 12/31/2007........     1.482519         1.559085         14,275
   01/01/2008 to 12/31/2008........     1.559085         0.970241         14,832
   01/01/2009 to 12/31/2009........     0.970241         1.298177         12,943
   01/01/2010 to 12/31/2010........     1.298177         1.600078         11,311
   01/01/2011 to 12/31/2011........     1.600078         1.531086         10,616
   01/01/2012 to 12/31/2012........     1.531086         1.757129          9,460
   01/01/2013 to 12/31/2013........     1.757129         2.283230              0
   01/01/2014 to 12/31/2014........     2.283230         2.439598              0
   01/01/2015 to 12/31/2015........     2.439598         2.323948              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.755316        11.185657              0
   01/01/2014 to 12/31/2014........    11.185657        11.955623              0
   01/01/2015 to 12/31/2015........    11.955623        11.553721              0
MetLife Stock Index Sub-Account
   01/01/2006 to 12/31/2006........     3.336629         3.759933         24,327
   01/01/2007 to 12/31/2007........     3.759933         3.860633         13,014
   01/01/2008 to 12/31/2008........     3.860633         2.369252         13,241
   01/01/2009 to 12/31/2009........     2.369252         2.918457         10,846
   01/01/2010 to 12/31/2010........     2.918457         3.268693         10,300
   01/01/2011 to 12/31/2011........     3.268693         3.250003          4,282
   01/01/2012 to 12/31/2012........     3.250003         3.669398          2,301
   01/01/2013 to 12/31/2013........     3.669398         4.727435          2,217
   01/01/2014 to 12/31/2014........     4.727435         5.230334              0
   01/01/2015 to 12/31/2015........     5.230334         5.163249              0
MFS(R) Investors Trust Sub-Account (Class B)
   01/01/2006 to 04/30/2006........     8.519782         8.881372              0
MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2006 to 04/30/2006........     0.858858         0.895600              0
MFS(R) Research International Sub-Account
   01/01/2006 to 12/31/2006........     1.235559         1.529838         60,678
   01/01/2007 to 12/31/2007........     1.529838         1.695257         93,603
   01/01/2008 to 12/31/2008........     1.695257         0.955712         32,991
   01/01/2009 to 12/31/2009........     0.955712         1.230029         27,661
   01/01/2010 to 12/31/2010........     1.230029         1.340515         24,286
   01/01/2011 to 12/31/2011........     1.340515         1.170885         23,218
   01/01/2012 to 12/31/2012........     1.170885         1.336633         17,432
   01/01/2013 to 12/31/2013........     1.336633         1.559355          5,250
   01/01/2014 to 12/31/2014........     1.559355         1.419406          1,345
   01/01/2015 to 12/31/2015........     1.419406         1.363885              0
MFS(R) Total Return Sub-Account
   01/01/2006 to 12/31/2006........     3.491885         3.823770         39,866
   01/01/2007 to 12/31/2007........     3.823770         3.894126         21,438
   01/01/2008 to 12/31/2008........     3.894126         2.957847         19,407
   01/01/2009 to 12/31/2009........     2.957847         3.423105         14,618
   01/01/2010 to 12/31/2010........     3.423105         3.676751         14,482
   01/01/2011 to 12/31/2011........     3.676751         3.674575         12,613
   01/01/2012 to 12/31/2012........     3.674575         4.000663          9,400
   01/01/2013 to 12/31/2013........     4.000663         4.645455            764
   01/01/2014 to 12/31/2014........     4.645455         4.924451              0
   01/01/2015 to 12/31/2015........     4.924451         4.798042              0
MFS(R) Value Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.199452         1.382742         80,480
   01/01/2007 to 12/31/2007........     1.382742         1.298036         78,045
   01/01/2008 to 12/31/2008........     1.298036         0.841760         59,629
   01/01/2009 to 12/31/2009........     0.841760         0.992946         32,506
   01/01/2010 to 12/31/2010........     0.992946         1.079941         18,078
   01/01/2011 to 12/31/2011........     1.079941         1.063240         15,580
   01/01/2012 to 12/31/2012........     1.063240         1.209700         16,954
   01/01/2013 to 12/31/2013........     1.209700         1.602147         22,007
   01/01/2014 to 12/31/2014........     1.602147         1.732822          8,223
   01/01/2015 to 12/31/2015........     1.732822         1.688935              0
MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class
B))
   01/01/2006 to 12/31/2006........     2.554180         2.790114         33,250
   01/01/2007 to 12/31/2007........     2.790114         2.836590         42,859
   01/01/2008 to 12/31/2008........     2.836590         1.689700         18,371
   01/01/2009 to 12/31/2009........     1.689700         2.008080         21,699
   01/01/2010 to 12/31/2010........     2.008080         2.244884          8,108
   01/01/2011 to 12/31/2011........     2.244884         2.055913         11,192
   01/01/2012 to 12/31/2012........     2.055913         2.322064          9,367
   01/01/2013 to 04/26/2013........     2.322064         2.549998              0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........   9.997589           6.563810               0
   01/01/2009 to 12/31/2009........   6.563810           8.018802               0
   01/01/2010 to 12/31/2010........   8.018802           8.709116               0
   01/01/2011 to 12/31/2011........   8.709116           8.473386               0
   01/01/2012 to 12/31/2012........   8.473386           9.441471               0
   01/01/2013 to 04/26/2013........   9.441471          10.316027               0
MFS(R) Value Sub-Account (Class E)
   01/01/2006 to 12/31/2006........   1.207886           1.393585          12,219
   01/01/2007 to 12/31/2007........   1.393585           1.309543          12,245
   01/01/2008 to 12/31/2008........   1.309543           0.850402          11,924
   01/01/2009 to 12/31/2009........   0.850402           1.003855          11,597
   01/01/2010 to 12/31/2010........   1.003855           1.092534          10,414
   01/01/2011 to 12/31/2011........   1.092534           1.077422           1,542
   01/01/2012 to 12/31/2012........   1.077422           1.226627               0
   01/01/2013 to 12/31/2013........   1.226627           1.627540               0
   01/01/2014 to 12/31/2014........   1.627540           1.761338               0
   01/01/2015 to 12/31/2015........   1.761338           1.718349               0
MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class
E))
   01/01/2006 to 12/31/2006........   2.579773           2.820795          11,374
   01/01/2007 to 12/31/2007........   2.820795           2.870598          11,374
   01/01/2008 to 12/31/2008........   2.870598           1.711892          11,374
   01/01/2009 to 12/31/2009........   1.711892           2.037340               0
   01/01/2010 to 12/31/2010........   2.037340           2.279967               0
   01/01/2011 to 12/31/2011........   2.279967           2.089982               0
   01/01/2012 to 12/31/2012........   2.089982           2.362958               0
   01/01/2013 to 04/26/2013........   2.362958           2.595828               0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........   1.158542           1.338433          63,717
   01/01/2011 to 12/31/2011........   1.338433           1.218728          80,789
   01/01/2012 to 12/31/2012........   1.218728           1.302717          74,173
   01/01/2013 to 12/31/2013........   1.302717           1.771698          26,662
   01/01/2014 to 12/31/2014........   1.771698           1.750717           3,164
   01/01/2015 to 12/31/2015........   1.750717           1.626592           3,164
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2006 to 12/31/2006........   1.616856           1.764590          47,680
   01/01/2007 to 12/31/2007........   1.764590           1.865975          67,363
   01/01/2008 to 12/31/2008........   1.865975           0.813441          37,748
   01/01/2009 to 12/31/2009........   0.813441           1.062568          31,613
   01/01/2010 to 04/30/2010........   1.062568           1.147009               0
MSCI EAFE(R) Index Sub-Account
   01/01/2006 to 12/31/2006........   1.169793           1.435621          42,456
   01/01/2007 to 12/31/2007........   1.435621           1.551944         171,524
   01/01/2008 to 12/31/2008........   1.551944           0.877433          34,321
   01/01/2009 to 12/31/2009........   0.877433           1.101145          20,955
   01/01/2010 to 12/31/2010........   1.101145           1.162441          12,483
   01/01/2011 to 12/31/2011........   1.162441           0.993339          14,676
   01/01/2012 to 12/31/2012........   0.993339           1.146745          10,475
   01/01/2013 to 12/31/2013........   1.146745           1.363218               0
   01/01/2014 to 12/31/2014........   1.363218           1.249965               0
   01/01/2015 to 12/31/2015........   1.249965           1.207111               0
Neuberger Berman Genesis Sub-account (Class B)
   01/01/2006 to 12/31/2006........   1.777530           2.024884          78,843
   01/01/2007 to 12/31/2007........   2.024884           1.907462         104,899
   01/01/2008 to 12/31/2008........   1.907462           1.146425          36,889
   01/01/2009 to 12/31/2009........   1.146425           1.265404          18,494
   01/01/2010 to 12/31/2010........   1.265404           1.502074          18,052
   01/01/2011 to 12/31/2011........   1.502074           1.550375          14,115
   01/01/2012 to 12/31/2012........   1.550375           1.664372          10,374
   01/01/2013 to 12/31/2013........   1.664372           2.249955               0
   01/01/2014 to 12/31/2014........   2.249955           2.194376               0
   01/01/2015 to 12/31/2015........   2.194376           2.154782               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2006 to 12/31/2006........   1.397607           1.567929          57,788
   01/01/2007 to 12/31/2007........   1.567929           1.492057          80,480
   01/01/2008 to 12/31/2008........   1.492057           0.900477          48,776
   01/01/2009 to 12/31/2009........   0.900477           1.204711          11,269
   01/01/2010 to 12/31/2010........   1.204711           1.447914               0
   01/01/2011 to 12/31/2011........   1.447914           1.341731               0
   01/01/2012 to 12/31/2012........   1.341731           1.381750               0
   01/01/2013 to 04/26/2013........   1.381750           1.494393               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
   01/01/2006 to 12/31/2006........     1.782672         2.034215          54,698
   01/01/2007 to 12/31/2007........     2.034215         1.918527          52,037
   01/01/2008 to 12/31/2008........     1.918527         1.154097          42,289
   01/01/2009 to 12/31/2009........     1.154097         1.274853          29,447
   01/01/2010 to 12/31/2010........     1.274853         1.514671          26,313
   01/01/2011 to 12/31/2011........     1.514671         1.564144          22,367
   01/01/2012 to 12/31/2012........     1.564144         1.681424           3,785
   01/01/2013 to 12/31/2013........     1.681424         2.276036               0
   01/01/2014 to 12/31/2014........     2.276036         2.222255               0
   01/01/2015 to 12/31/2015........     2.222255         2.183203               0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    15.677143        17.844741           1,714
   01/01/2007 to 12/31/2007........    17.844741        18.547315           2,325
   01/01/2008 to 12/31/2008........    18.547315        10.784023           2,383
   01/01/2009 to 12/31/2009........    10.784023        14.748150           4,099
   01/01/2010 to 12/31/2010........    14.748150        16.725325           2,921
   01/01/2011 to 12/31/2011........    16.725325        14.986698           2,639
   01/01/2012 to 12/31/2012........    14.986698        17.763099           2,639
   01/01/2013 to 12/31/2013........    17.763099        22.088120           1,139
   01/01/2014 to 12/31/2014........    22.088120        22.070343             249
   01/01/2015 to 12/31/2015........    22.070343        22.439749             249
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.997589         6.533132               0
   01/01/2009 to 12/31/2009........     6.533132         8.475766               0
   01/01/2010 to 12/31/2010........     8.475766         8.926452               0
   01/01/2011 to 12/31/2011........     8.926452         8.130261               0
   01/01/2012 to 12/31/2012........     8.130261         9.719097               0
   01/01/2013 to 04/26/2013........     9.719097        10.306167               0
PanAgora Global Diversified Risk Sub-Account (Class B)
   04/28/2014 to 12/31/2014........     0.999699         1.029884               0
   01/01/2015 to 12/31/2015........     1.029884         0.952289               0
PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006........    10.734463        10.782032               0
   01/01/2007 to 12/31/2007........    10.782032        11.684976               0
   01/01/2008 to 12/31/2008........    11.684976        10.642558          16,757
   01/01/2009 to 12/31/2009........    10.642558        12.290123          16,365
   01/01/2010 to 12/31/2010........    12.290123        12.955838          16,932
   01/01/2011 to 12/31/2011........    12.955838        14.086796          18,730
   01/01/2012 to 12/31/2012........    14.086796        15.036946          19,288
   01/01/2013 to 12/31/2013........    15.036946        13.345330             578
   01/01/2014 to 12/31/2014........    13.345330        13.432628              19
   01/01/2015 to 12/31/2015........    13.432628        12.731620               0
PIMCO Total Return Sub-Account
   01/01/2006 to 12/31/2006........     1.172506         1.198883         267,777
   01/01/2007 to 12/31/2007........     1.198883         1.261366         117,354
   01/01/2008 to 12/31/2008........     1.261366         1.238905          73,469
   01/01/2009 to 12/31/2009........     1.238905         1.430456          87,655
   01/01/2010 to 12/31/2010........     1.430456         1.513669          72,989
   01/01/2011 to 12/31/2011........     1.513669         1.527756          72,765
   01/01/2012 to 12/31/2012........     1.527756         1.632884          88,732
   01/01/2013 to 12/31/2013........     1.632884         1.566755          41,022
   01/01/2014 to 12/31/2014........     1.566755         1.596910          24,239
   01/01/2015 to 12/31/2015........     1.596910         1.562239               0
Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012........    10.686059        10.793183               0
   01/01/2013 to 12/31/2013........    10.793183        10.081120               0
   01/01/2014 to 12/31/2014........    10.081120        10.606986               0
   01/01/2015 to 12/31/2015........    10.606986        10.420799               0
Pyramis(R) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    10.213865        10.693058               0
   01/01/2014 to 12/31/2014........    10.693058        11.364266               0
   01/01/2015 to 12/31/2015........    11.364266        10.977845               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Russell 2000(R) Index Sub-Account
   01/01/2006 to 12/31/2006........     1.498195         1.723354          28,040
   01/01/2007 to 12/31/2007........     1.723354         1.656911           7,796
   01/01/2008 to 12/31/2008........     1.656911         1.074995           8,776
   01/01/2009 to 12/31/2009........     1.074995         1.321448           8,114
   01/01/2010 to 12/31/2010........     1.321448         1.636299           6,931
   01/01/2011 to 12/31/2011........     1.636299         1.532133           3,561
   01/01/2012 to 12/31/2012........     1.532133         1.739186           1,887
   01/01/2013 to 12/31/2013........     1.739186         2.350980               0
   01/01/2014 to 12/31/2014........     2.350980         2.409784               0
   01/01/2015 to 12/31/2015........     2.409784         2.251454               0
Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012........     1.010613         1.062291               0
   01/01/2013 to 12/31/2013........     1.062291         1.144248               0
   01/01/2014 to 12/31/2014........     1.144248         1.205978               0
   01/01/2015 to 12/31/2015........     1.205978         1.169364               0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
   05/01/2006 to 12/31/2006........    10.464513        11.050225               0
   01/01/2007 to 12/31/2007........    11.050225        11.392034               0
   01/01/2008 to 12/31/2008........    11.392034         8.350805               0
   01/01/2009 to 12/31/2009........     8.350805        10.202154               0
   01/01/2010 to 12/31/2010........    10.202154        11.201756               0
   01/01/2011 to 12/31/2011........    11.201756        11.074793               0
   01/01/2012 to 12/31/2012........    11.074793        12.224092               0
   01/01/2013 to 12/31/2013........    12.224092        13.504487               0
   01/01/2014 to 12/31/2014........    13.504487        13.978411               0
   01/01/2015 to 12/31/2015........    13.978411        13.405758               0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account (Class
B))
   05/01/2006 to 12/31/2006........    10.654502        11.302506               0
   01/01/2007 to 12/31/2007........    11.302506        11.676430               0
   01/01/2008 to 12/31/2008........    11.676430         7.655988               0
   01/01/2009 to 12/31/2009........     7.655988         9.668742               0
   01/01/2010 to 12/31/2010........     9.668742        10.797232               0
   01/01/2011 to 12/31/2011........    10.797232        10.337860               0
   01/01/2012 to 12/31/2012........    10.337860        11.631841               0
   01/01/2013 to 12/31/2013........    11.631841        13.435197               0
   01/01/2014 to 12/31/2014........    13.435197        13.849790               0
   01/01/2015 to 12/31/2015........    13.849790        13.235272               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.198298         1.323311         136,323
   01/01/2007 to 12/31/2007........     1.323311         1.412816         121,079
   01/01/2008 to 12/31/2008........     1.412816         0.801498          71,794
   01/01/2009 to 12/31/2009........     0.801498         1.121497          81,346
   01/01/2010 to 12/31/2010........     1.121497         1.280806          77,253
   01/01/2011 to 12/31/2011........     1.280806         1.236261          73,507
   01/01/2012 to 12/31/2012........     1.236261         1.435047          69,098
   01/01/2013 to 12/31/2013........     1.435047         1.948079          26,660
   01/01/2014 to 12/31/2014........     1.948079         2.073883          10,015
   01/01/2015 to 12/31/2015........     2.073883         2.242032           5,726
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2006 to 12/31/2006........     0.456953         0.470936          80,885
   01/01/2007 to 12/31/2007........     0.470936         0.605850          78,721
   01/01/2008 to 12/31/2008........     0.605850         0.329184          86,392
   01/01/2009 to 12/31/2009........     0.329184         0.511936         101,171
   01/01/2010 to 12/31/2010........     0.511936         0.639481         141,985
   01/01/2011 to 12/31/2011........     0.639481         0.563688         129,778
   01/01/2012 to 12/31/2012........     0.563688         0.618175         121,081
   01/01/2013 to 04/26/2013........     0.618175         0.644797               0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2006 to 12/31/2006........     0.773575         0.803434         198,600
   01/01/2007 to 12/31/2007........     0.803434         0.924469         151,514
   01/01/2008 to 12/31/2008........     0.924469         0.544831         195,827
   01/01/2009 to 12/31/2009........     0.544831         0.775332         211,450
   01/01/2010 to 12/31/2010........     0.775332         0.968444         221,911
   01/01/2011 to 12/31/2011........     0.968444         0.931801         177,696
   01/01/2012 to 12/31/2012........     0.931801         1.036131         155,380
   01/01/2013 to 12/31/2013........     1.036131         1.384357          34,374
   01/01/2014 to 12/31/2014........     1.384357         1.527233          19,088
   01/01/2015 to 12/31/2015........     1.527233         1.593703           3,986

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2006 to 12/31/2006........     1.342839         1.361357          20,388
   01/01/2007 to 12/31/2007........     1.361357         1.458512          25,172
   01/01/2008 to 12/31/2008........     1.458512         0.908519          20,676
   01/01/2009 to 12/31/2009........     0.908519         1.232119          31,051
   01/01/2010 to 12/31/2010........     1.232119         1.623134          67,344
   01/01/2011 to 12/31/2011........     1.623134         1.610863          68,008
   01/01/2012 to 12/31/2012........     1.610863         1.826301          71,426
   01/01/2013 to 12/31/2013........     1.826301         2.575747          29,271
   01/01/2014 to 12/31/2014........     2.575747         2.687167           4,534
   01/01/2015 to 12/31/2015........     2.687167         2.693455           2,138
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.829480         1.876140          81,591
   01/01/2007 to 12/31/2007........     1.876140         1.903070          78,541
   01/01/2008 to 12/31/2008........     1.903070         1.578157          60,980
   01/01/2009 to 12/31/2009........     1.578157         2.036211          76,703
   01/01/2010 to 12/31/2010........     2.036211         2.240017          81,231
   01/01/2011 to 12/31/2011........     2.240017         2.319274          78,661
   01/01/2012 to 12/31/2012........     2.319274         2.524750          80,038
   01/01/2013 to 12/31/2013........     2.524750         2.490233          32,687
   01/01/2014 to 12/31/2014........     2.490233         2.564892          17,095
   01/01/2015 to 12/31/2015........     2.564892         2.458877               0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.847755         1.895417          92,336
   01/01/2007 to 12/31/2007........     1.895417         1.926046          78,534
   01/01/2008 to 12/31/2008........     1.926046         1.599266          84,827
   01/01/2009 to 12/31/2009........     1.599266         2.064749          82,745
   01/01/2010 to 12/31/2010........     2.064749         2.274809          81,955
   01/01/2011 to 12/31/2011........     2.274809         2.357309          39,788
   01/01/2012 to 12/31/2012........     2.357309         2.566247          15,340
   01/01/2013 to 12/31/2013........     2.566247         2.533878               0
   01/01/2014 to 12/31/2014........     2.533878         2.612564               0
   01/01/2015 to 12/31/2015........     2.612564         2.507267               0
Western Asset Management U.S. Government Sub-Account (Class B)
   01/01/2006 to 12/31/2006........     1.443706         1.467668         119,206
   01/01/2007 to 12/31/2007........     1.467668         1.493466         100,290
   01/01/2008 to 12/31/2008........     1.493466         1.453107          75,312
   01/01/2009 to 12/31/2009........     1.453107         1.479491          82,218
   01/01/2010 to 12/31/2010........     1.479491         1.526794          65,499
   01/01/2011 to 12/31/2011........     1.526794         1.572312          56,951
   01/01/2012 to 12/31/2012........     1.572312         1.584790          57,256
   01/01/2013 to 12/31/2013........     1.584790         1.536270               0
   01/01/2014 to 12/31/2014........     1.536270         1.541165               0
   01/01/2015 to 12/31/2015........     1.541165         1.512257               0
Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2006 to 12/31/2006........     1.458193         1.483254          49,798
   01/01/2007 to 12/31/2007........     1.483254         1.510762          23,541
   01/01/2008 to 12/31/2008........     1.510762         1.471474          51,798
   01/01/2009 to 12/31/2009........     1.471474         1.499710          54,418
   01/01/2010 to 12/31/2010........     1.499710         1.550277          24,488
   01/01/2011 to 12/31/2011........     1.550277         1.596741          23,791
   01/01/2012 to 12/31/2012........     1.596741         1.610971               0
   01/01/2013 to 12/31/2013........     1.610971         1.564104               0
   01/01/2014 to 12/31/2014........     1.564104         1.569297               0
   01/01/2015 to 12/31/2015........     1.569297         1.541257               0
WMC Balanced Sub-Account (Class B)
   01/01/2006 to 12/31/2006........    33.071886        35.669174             338
   01/01/2007 to 12/31/2007........    35.669174        36.848524             321
   01/01/2008 to 12/31/2008........    36.848524        27.045619             299
   01/01/2009 to 12/31/2009........    27.045619        30.955145             284
   01/01/2010 to 12/31/2010........    30.955145        33.102467             268
   01/01/2011 to 12/31/2011........    33.102467        33.545974             251
   01/01/2012 to 12/31/2012........    33.545974        36.785309             235
   01/01/2013 to 12/31/2013........    36.785309        43.281634             226
   01/01/2014 to 12/31/2014........    43.281634        46.692589               0
   01/01/2015 to 12/31/2015........    46.692589        46.724670               0

                                               AMERICAN FORERUNNER - 2.20
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
WMC Core Equity Opportunities Sub-Account (Class B)
   01/01/2006 to 12/31/2006........   3.050386         3.411548          203,065
   01/01/2007 to 12/31/2007........   3.411548         3.481854           89,779
   01/01/2008 to 12/31/2008........   3.481854         2.059813           73,302
   01/01/2009 to 12/31/2009........   2.059813         2.652753           58,729
   01/01/2010 to 12/31/2010........   2.652753         2.898980           54,635
   01/01/2011 to 12/31/2011........   2.898980         2.714949           50,514
   01/01/2012 to 12/31/2012........   2.714949         2.990631           44,750
   01/01/2013 to 12/31/2013........   2.990631         3.901517           16,486
   01/01/2014 to 12/31/2014........   3.901517         4.211777           13,130
   01/01/2015 to 12/31/2015........   4.211777         4.208368                0
WMC Core Equity Opportunities Sub-Account (Class E)
   01/01/2006 to 12/31/2006........   3.081745         3.449185           37,725
   01/01/2007 to 12/31/2007........   3.449185         3.523249           37,901
   01/01/2008 to 12/31/2008........   3.523249         2.086441           33,480
   01/01/2009 to 12/31/2009........   2.086441         2.690655           30,113
   01/01/2010 to 12/31/2010........   2.690655         2.943176           29,631
   01/01/2011 to 12/31/2011........   2.943176         2.758928           27,930
   01/01/2012 to 12/31/2012........   2.758928         3.041354           10,215
   01/01/2013 to 12/31/2013........   3.041354         3.972741                0
   01/01/2014 to 12/31/2014........   3.972741         4.292279                0
   01/01/2015 to 12/31/2015........   4.292279         4.294049                0
WMC Large Cap Research Sub-Account (Class B)
   04/30/2007 to 12/31/2007........   6.452878         6.473410            1,846
   01/01/2008 to 12/31/2008........   6.473410         3.969669                0
   01/01/2009 to 12/31/2009........   3.969669         4.628745                0
   01/01/2010 to 12/31/2010........   4.628745         5.092045                0
   01/01/2011 to 12/31/2011........   5.092045         4.994173            5,856
   01/01/2012 to 12/31/2012........   4.994173         5.540173            5,856
   01/01/2013 to 12/31/2013........   5.540173         7.277671                0
   01/01/2014 to 12/31/2014........   7.277671         8.080794                0
   01/01/2015 to 12/31/2015........   8.080794         8.260205                0
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2006 to 12/31/2006........   5.586658         6.221507            1,904
   01/01/2007 to 04/27/2007........   6.221507         6.507696                0





                                               AMERICAN FORERUNNER - 2.45
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006........   13.487687        14.059508            1,910
   01/01/2007 to 12/31/2007........   14.059508        14.174025            1,840
   01/01/2008 to 12/31/2008........   14.174025        12.537127            1,815
   01/01/2009 to 12/31/2009........   12.537127        13.775923              411
   01/01/2010 to 12/31/2010........   13.775923        14.308880              431
   01/01/2011 to 12/31/2011........   14.308880        14.815788              518
   01/01/2012 to 12/31/2012........   14.815788        15.232125              452
   01/01/2013 to 12/31/2013........   15.232125        14.542638              491
   01/01/2014 to 12/31/2014........   14.542638        14.939682              518
   01/01/2015 to 12/31/2015........   14.939682        14.618066              492
American Funds Global Small Capitalization Sub-Account
   01/01/2006 to 12/31/2006........    2.225825         2.694580          216,540
   01/01/2007 to 12/31/2007........    2.694580         3.192383          181,882
   01/01/2008 to 12/31/2008........    3.192383         1.447669          176,492
   01/01/2009 to 12/31/2009........    1.447669         2.278555          161,067
   01/01/2010 to 12/31/2010........    2.278555         2.721834          171,019
   01/01/2011 to 12/31/2011........    2.721834         2.147551          157,750
   01/01/2012 to 12/31/2012........    2.147551         2.476206          143,476
   01/01/2013 to 12/31/2013........    2.476206         3.099614           27,030
   01/01/2014 to 12/31/2014........    3.099614         3.088784           15,892
   01/01/2015 to 12/31/2015........    3.088784         3.022013            2,100

                                               AMERICAN FORERUNNER - 2.45
                                    ------------------------------------------------
                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
American Funds Growth Sub-Account
   01/01/2006 to 12/31/2006........    11.654464        12.535213         55,219
   01/01/2007 to 12/31/2007........    12.535213        13.740443         33,497
   01/01/2008 to 12/31/2008........    13.740443         7.511376         28,438
   01/01/2009 to 12/31/2009........     7.511376        10.218332         26,791
   01/01/2010 to 12/31/2010........    10.218332        11.833935         27,014
   01/01/2011 to 12/31/2011........    11.833935        11.054177         23,034
   01/01/2012 to 12/31/2012........    11.054177        12.714948         16,341
   01/01/2013 to 12/31/2013........    12.714948        16.142234          8,482
   01/01/2014 to 12/31/2014........    16.142234        17.091845          4,870
   01/01/2015 to 12/31/2015........    17.091845        17.821970            954
American Funds Growth-Income Sub-Account
   01/01/2006 to 12/31/2006........     8.105542         9.112476         46,484
   01/01/2007 to 12/31/2007........     9.112476         9.339095         45,419
   01/01/2008 to 12/31/2008........     9.339095         5.663246         40,734
   01/01/2009 to 12/31/2009........     5.663246         7.252627         29,423
   01/01/2010 to 12/31/2010........     7.252627         7.885906         28,187
   01/01/2011 to 12/31/2011........     7.885906         7.554597         25,399
   01/01/2012 to 12/31/2012........     7.554597         8.659456         17,651
   01/01/2013 to 12/31/2013........     8.659456        11.280740          4,119
   01/01/2014 to 12/31/2014........    11.280740        12.178351          2,175
   01/01/2015 to 12/31/2015........    12.178351        12.056447            882


DISCONTINUED ELIGIBLE FUNDS


     Effective as of May 1, 2016:

     Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);

     Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio;

     Metropolitan Series Fund: WMC Balanced Portfolio was renamed
Met/Wellington Balanced Portfolio;

     Metropolitan Series Fund: WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and

     Metropolitan Series Fund: WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.


     Effective May, 1, 2015:

     Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For more information about Eligible Fund mergers and substitutions, see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers , address changes and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301



   Internet Communications:   --   Fund transfers and future allocations can be made at www.metlife.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.

(1)   Withdrawal Adjustments to Annual Increase Amount

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -- $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year--for example, two $5,000 withdrawals instead of one $10,000 withdrawal--and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits--Guaranteed Income Benefits.")

(2)   The 5% Annual Increase Amount

     Example
     -------

   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]




   (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)

(3)   The "Highest Anniversary Value" ("HAV")

     Example
     -------

   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

[GRAPHIC APPEARS HERE]




(4)   Putting it all together

     Example
     -------

   Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)

   Assume the owner chooses to exercise the GMIB Plus rider at the 21st contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

     Graphic Example
     ---------------

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

[GRAPHIC APPEARS HERE]




   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option--GMIB Plus I and GMIB Plus II

   Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

   1) A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

   2) The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

   3) GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

[GRAPHIC APPEARS HERE]




* Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.


(6)   The Optional Step-Up: Automatic Annual Step-Up--GMIB Plus II

   Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of each Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

   The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

   (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

   (2)   The GMIB Plus II rider charge remains at its current level; and

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]

                                   APPENDIX E

                     GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

     The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. LIFETIME WITHDRAWAL GUARANTEE

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.

     If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

       a. Lifetime Withdrawal Guarantee II--Proportionate Reduction

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

     (Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Contract Value before that withdrawal.)

       b. Lifetime Withdrawal Guarantee I--Reduction to Contract Value

     Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. LIFETIME WITHDRAWAL GUARANTEE--COMPOUNDING INCOME AMOUNT (FOR ALL STATES EXCEPT NEW YORK)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

     If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

     (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

[GRAPHIC APPEARS HERE]




C. LIFETIME WITHDRAWAL GUARANTEE--AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

     At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--6% COMPOUNDING INCOME AMOUNT

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).

     If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

     If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

[GRAPHIC APPEARS HERE]

E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 6% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

     At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).

[GRAPHIC APPEARS HERE]




F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE BENEFIT BASE

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 =

     $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


H. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

   1. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


I. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT

     An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


J. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--PUTTING IT ALL TOGETHER

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




K. ENHANCED GWB--HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE 86)

     Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

     The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




L. ENHANCED GWB--HOW A ONE-TIME OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

     Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)

     Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


M. ENHANCED GWB AND GWB I--ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]

                                   APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges, or income taxes or tax penalties.


                                    EXAMPLE:


                                                                     DATE                              AMOUNT
  A      Initial Purchase Payment                                 10/1/2011              $100,000
  B      Contract Value                                           10/1/2012              $ 90,000
                                                         (First Contract Anniversary)
  C1     Contract Value (Highest Anniversary Value)            As of 10/1/2012           $100,000
                                                                                         (= greater of A and B)
  C2     6% Annual Increase Amount                             As of 10/1/2012           $106,000
                                                                                         (= A x 1.06)
  C3     Death Benefit                                            10/1/2012              $106,000
                                                                                         (= greater of C1 and C2)
  D      Withdrawal (Dollar-For-Dollar within 6%                  10/2/2012              $  6,000
         limit)
  E      Percentage Reduction in Contract Value                   10/2/2012              6.67%
                                                                                         (= D/B)
  F      Contract Value after Withdrawal                          10/2/2012              $ 84,000
                                                                                         (= B - D)
  G1     Highest Anniversary Value reduced for                 As of 10/2/2012           $ 93,333
         Withdrawal                                                                      (= C1 - (C1 x E))
  G2     6% Annual Increase Amount reduced for                 As of 10/2/2012           $100,017
         Withdrawal                                                                                 (= C2 - D)
                                                                                           Note: C2 includes additional
                                                                                               day of interest at 6%
  G3     Death Benefit                                            10/2/2012              $100,017
                                                                                         (= greater of G1 and G2)
  H      Contract Value                                           10/1/2013              $110,000
                                                        (Second Contract Anniversary)
  I1     Contract Value (Highest Anniversary Value)               10/1/2013              $110,000
                                                                                         (= greater of G1 and H)
  I2     6% Annual Increase Amount                                10/1/2013              $106,360
                                                                                         (= C2 x 1.06 - D)
  I3     Death Benefit                                            10/1/2013              $110,000
                                                                                         (= greater of I1 and I2)
  J      Withdrawal (Proportional above 6% limit)                 10/2/2013              $ 11,000
  K      Percentage Reduction in Contract Value                   10/2/2013              10%
                                                                                         (= J/H)
  L      Contract Value after Withdrawal                          10/2/2013              $ 99,000
                                                                                         (= H - J)
  M1     Highest Anniversary Value reduced for                 As of 10/2/2013           $ 99,000
         Withdrawal                                                                      (= 11 - (11 x K))
  M2     6% Annual Increase Amount reduced for                 As of 10/2/2013           $ 95,739
         Withdrawal                                                                              (= 12 - (12 x K))
                                                                                           Note: 12 includes additional
                                                                                               day of interest at 6%
  M3     Death Benefit                                            10/2/2013              $99,000 (= greater of M1 and M2)

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the
-------------------------------------------------------------------------------
Annual Increase Amount from the prior Contract Anniversary
----------------------------------------------------------

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

     Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000
-- $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT

Example
-------

     Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Determining a death benefit based on the Annual Increase Amount

     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)

Example
-------

     Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary

Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).

     Determining a death benefit based on the Highest Anniversary Value

     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER

Example
-------

     Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.

     The above example does not take into account the impact of premium and other taxes. The death benefit base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) THE OPTIONAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

     The effect of the Optional Step-Up election is:

   (1)   The 5% Annual Increase Amount resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.

     You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional

Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
ACCUMULATION UNIT VALUES (Condensed Financial Information)
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:

     MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, New York 10036


     [ ] American Forerunner Series--New England Variable Annuity Separate
         Account
     [ ] Metropolitan Series Fund
     [ ] Met Investors Series Trust
     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                           AMERICAN FORERUNNER SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                  MAY 1, 2016


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2016 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036.

                               TABLE OF CONTENTS




                                                                         PAGE
                                                                      -------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-3
CUSTODIAN..........................................................   II-3
INVESTMENT ADVICE..................................................   II-3
DISTRIBUTION OF THE CONTRACTS......................................   II-7
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
   Money Market Yield..............................................   II-9
   Other Subaccount Yields.........................................   II-10
NET INVESTMENT FACTOR..............................................   II-10
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS......................   II-12
ACCUMULATION UNIT VALUES (Condensed Financial Information).........   II-13
THE FIXED ACCOUNT..................................................   II-264
TAX STATUS OF THE CONTRACTS........................................   II-264
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-265
LEGAL MATTERS......................................................   II-266
FINANCIAL STATEMENTS...............................................   1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.


                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") as the Adviser to the Metropolitan Fund and the Met Investors Series Trust, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond

Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers> Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.

     Effective April 29, 2013, Met/Franklin Mutusl Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II merged into ClearBridge Aggressive Growth Portfolio.

     Effective April 28, 2014, MetLife Growth Strategy Portfolio merged into MetLife Asset Allocation 80 Portfolio.


     Effective January 29, 2016, Lord Abbett Bond Debenture Portfolio merged into Western Asset Management Strategic Bond Opportunities Portfolio.


                         DISTRIBUTION OF THE CONTRACTS


     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:



                                     AGGREGATE AMOUNT
                                      OF COMMISSIONS
                                        RETAINED BY
                                     DISTRIBUTOR AFTER
                  AGGREGATE AMOUNT      PAYMENTS TO
                   OF COMMISSIONS     ITS REGISTERED
                       PAID TO          PERSONS AND
FISCAL YEAR         DISTRIBUTOR*       SELLING FIRMS
---------------- ------------------ ------------------
   2013..........$8,288,569         $0
   2014..........$8,042,529         $0
   2015..........$2,491,724         $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any

Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.


                             CALCULATION OF YIELDS



7-Day YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects:
(1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.


     On a Class-specific basis, current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.


     We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1



     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset- Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.


     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") each Class of subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)


                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment

Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)


                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December
                            31, 2015.




                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.147405        10.444693           0
 01/01/2013 to 12/31/2013........    10.444693        11.367647           0
 01/01/2014 to 12/31/2014........    11.367647        11.949379           0
 01/01/2015 to 12/31/2015........    11.949379        11.768823           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996755         1.035393           0
 01/01/2015 to 12/31/2015........     1.035393         1.003902           0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007698         6.977907           0
 01/01/2009 to 12/31/2009........     6.977907         8.836743           0
 01/01/2010 to 12/31/2010........     8.836743         9.705506           0
 01/01/2011 to 12/31/2011........     9.705506         9.302038           0
 01/01/2012 to 12/31/2012........     9.302038        10.339948           0
 01/01/2013 to 12/31/2013........    10.339948        12.001527           0
 01/01/2014 to 12/31/2014........    12.001527        12.463023           0
 01/01/2015 to 12/31/2015........    12.463023        12.117900           0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........     9.997699         6.329165               0
 01/01/2009 to 12/31/2009........     6.329165         8.307311               0
 01/01/2010 to 12/31/2010........     8.307311         9.231609               0
 01/01/2011 to 12/31/2011........     9.231609         8.612281               0
 01/01/2012 to 12/31/2012........     8.612281         9.794980               0
 01/01/2013 to 12/31/2013........     9.794980        11.999741               0
 01/01/2014 to 12/31/2014........    11.999741        12.500948               0
 01/01/2015 to 12/31/2015........    12.500948        12.148623               0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017698         7.648408               0
 01/01/2009 to 12/31/2009........     7.648408         9.241758               0
 01/01/2010 to 12/31/2010........     9.241758         9.946333               0
 01/01/2011 to 12/31/2011........     9.946333         9.758710               0
 01/01/2012 to 12/31/2012........     9.758710        10.590550               0
 01/01/2013 to 12/31/2013........    10.590550        11.772645               0
 01/01/2014 to 12/31/2014........    11.772645        12.230577               0
 01/01/2015 to 12/31/2015........    12.230577        11.889444               0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.072906        11.423719               0
 01/01/2013 to 12/31/2013........    11.423719        10.806938               0
 01/01/2014 to 12/31/2014........    10.806938        11.005391               0
 01/01/2015 to 12/31/2015........    11.005391         9.744938               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.412787         1.608014               0
 01/01/2007 to 12/31/2007........     1.608014         1.732952               0
 01/01/2008 to 12/31/2008........     1.732952         0.946115               0
 01/01/2009 to 12/31/2009........     0.946115         1.129214               0
 01/01/2010 to 12/31/2010........     1.129214         1.181630               0
 01/01/2011 to 12/31/2011........     1.181630         0.924153               0
 01/01/2012 to 12/31/2012........     0.924153         1.080102               0
 01/01/2013 to 12/31/2013........     1.080102         1.217768               0
 01/01/2014 to 12/31/2014........     1.217768         1.152589               0
 01/01/2015 to 12/31/2015........     1.152589         1.104141               0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.432444         1.630846         111,920
 01/01/2007 to 12/31/2007........     1.630846         1.759723          97,687
 01/01/2008 to 12/31/2008........     1.759723         0.961425          98,158
 01/01/2009 to 12/31/2009........     0.961425         1.148211          97,580
 01/01/2010 to 12/31/2010........     1.148211         1.203493          72,759
 01/01/2011 to 12/31/2011........     1.203493         0.943049          13,947
 01/01/2012 to 12/31/2012........     0.943049         1.102438          16,834
 01/01/2013 to 12/31/2013........     1.102438         1.244666          17,293
 01/01/2014 to 12/31/2014........     1.244666         1.179885          20,983
 01/01/2015 to 12/31/2015........     1.179885         1.130556          21,821
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.220446         1.240723          40,504
 01/01/2007 to 12/31/2007........     1.240723         1.295723          39,945
 01/01/2008 to 12/31/2008........     1.295723         1.340168          13,027
 01/01/2009 to 12/31/2009........     1.340168         1.377670          17,483
 01/01/2010 to 12/31/2010........     1.377670         1.425849          16,451
 01/01/2011 to 12/31/2011........     1.425849         1.497991             191
 01/01/2012 to 12/31/2012........     1.497991         1.519866             186
 01/01/2013 to 12/31/2013........     1.519866         1.450601             181

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.450601         1.498274              0
 01/01/2015 to 12/31/2015........     1.498274         1.468451              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.863517         3.939970         51,658
 01/01/2007 to 12/31/2007........     3.939970         4.089984         38,442
 01/01/2008 to 12/31/2008........     4.089984         3.857986         24,944
 01/01/2009 to 12/31/2009........     3.857986         4.124761         24,842
 01/01/2010 to 12/31/2010........     4.124761         4.364973         19,986
 01/01/2011 to 12/31/2011........     4.364973         4.543986            162
 01/01/2012 to 12/31/2012........     4.543986         4.773039              0
 01/01/2013 to 12/31/2013........     4.773039         4.626747              0
 01/01/2014 to 12/31/2014........     4.626747         4.839131              0
 01/01/2015 to 12/31/2015........     4.839131         4.754712              0
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.474278         2.517135              0
 01/01/2007 to 12/31/2007........     2.517135         2.918828              0
 01/01/2008 to 12/31/2008........     2.918828         1.809301              0
 01/01/2009 to 12/31/2009........     1.809301         2.418469              0
 01/01/2010 to 12/31/2010........     2.418469         2.829323              0
 01/01/2011 to 12/31/2011........     2.829323         2.516975              0
 01/01/2012 to 12/31/2012........     2.516975         2.811219              0
 01/01/2013 to 12/31/2013........     2.811219         3.686103              0
 01/01/2014 to 12/31/2014........     3.686103         3.921212              0
 01/01/2015 to 12/31/2015........     3.921212         4.070527              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    15.972141        16.083155              0
 01/01/2007 to 12/31/2007........    16.083155        16.333316              0
 01/01/2008 to 12/31/2008........    16.333316         8.803802              0
 01/01/2009 to 05/01/2009........     8.803802         9.166183              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.495216         2.541182         72,794
 01/01/2007 to 12/31/2007........     2.541182         2.949470         54,347
 01/01/2008 to 12/31/2008........     2.949470         1.830110         50,701
 01/01/2009 to 12/31/2009........     1.830110         2.448413         39,150
 01/01/2010 to 12/31/2010........     2.448413         2.868049         33,705
 01/01/2011 to 12/31/2011........     2.868049         2.554003          5,842
 01/01/2012 to 12/31/2012........     2.554003         2.855133          6,067
 01/01/2013 to 12/31/2013........     2.855133         3.747662          6,104
 01/01/2014 to 12/31/2014........     3.747662         3.990672          7,160
 01/01/2015 to 12/31/2015........     3.990672         4.146362          6,454
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.904073        10.176874              0
 01/01/2013 to 12/31/2013........    10.176874        10.992694              0
 01/01/2014 to 12/31/2014........    10.992694        11.401052              0
 01/01/2015 to 12/31/2015........    11.401052        11.151963              0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.196607         1.395964              0
 01/01/2007 to 12/31/2007........     1.395964         1.409567              0
 01/01/2008 to 12/31/2008........     1.409567         0.895598              0
 01/01/2009 to 12/31/2009........     0.895598         0.973927              0
 01/01/2010 to 12/31/2010........     0.973927         1.038821              0
 01/01/2011 to 12/31/2011........     1.038821         1.038128              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.038128         1.158439              0
 01/01/2013 to 12/31/2013........     1.158439         1.494488              0
 01/01/2014 to 12/31/2014........     1.494488         1.605408              0
 01/01/2015 to 12/31/2015........     1.605408         1.474915              0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.201055         1.402037         16,897
 01/01/2007 to 12/31/2007........     1.402037         1.417660         12,765
 01/01/2008 to 12/31/2008........     1.417660         0.901722         12,145
 01/01/2009 to 12/31/2009........     0.901722         0.981669          9,471
 01/01/2010 to 12/31/2010........     0.981669         1.047821          8,787
 01/01/2011 to 12/31/2011........     1.047821         1.047918          4,005
 01/01/2012 to 12/31/2012........     1.047918         1.171093          3,886
 01/01/2013 to 12/31/2013........     1.171093         1.512424          4,055
 01/01/2014 to 12/31/2014........     1.512424         1.625982              0
 01/01/2015 to 12/31/2015........     1.625982         1.495589              0
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.894708         1.939885         58,490
 01/01/2007 to 12/31/2007........     1.939885         1.990802         70,171
 01/01/2008 to 12/31/2008........     1.990802         1.999986         55,918
 01/01/2009 to 12/31/2009........     1.999986         1.963382         49,093
 01/01/2010 to 12/31/2010........     1.963382         1.922579         46,829
 01/01/2011 to 12/31/2011........     1.922579         1.882732              0
 01/01/2012 to 12/31/2012........     1.882732         1.843392              0
 01/01/2013 to 12/31/2013........     1.843392         1.805083              0
 01/01/2014 to 12/31/2014........     1.805083         1.767569              0
 01/01/2015 to 12/31/2015........     1.767569         1.730836              0
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.170803        19.092510          6,631
 01/01/2007 to 12/31/2007........    19.092510        15.888249          6,649
 01/01/2008 to 12/31/2008........    15.888249         9.073650          6,094
 01/01/2009 to 12/31/2009........     9.073650        11.971272          3,703
 01/01/2010 to 12/31/2010........    11.971272        13.610832          4,316
 01/01/2011 to 12/31/2011........    13.610832        12.583917            523
 01/01/2012 to 12/31/2012........    12.583917        15.523381            523
 01/01/2013 to 12/31/2013........    15.523381        15.739722              0
 01/01/2014 to 12/31/2014........    15.739722        17.457535              0
 01/01/2015 to 12/31/2015........    17.457535        16.855119              0
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.784665         0.755042         96,001
 01/01/2007 to 12/31/2007........     0.755042         0.756024         97,002
 01/01/2008 to 12/31/2008........     0.756024         0.451168         65,455
 01/01/2009 to 12/31/2009........     0.451168         0.587413         66,954
 01/01/2010 to 12/31/2010........     0.587413         0.712041         43,798
 01/01/2011 to 12/31/2011........     0.712041         0.719917              0
 01/01/2012 to 12/31/2012........     0.719917         0.835338              0
 01/01/2013 to 12/31/2013........     0.835338         1.191005              0
 01/01/2014 to 12/31/2014........     1.191005         1.386597              0
 01/01/2015 to 12/31/2015........     1.386597         1.302970              0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   122.314476       149.345076              0
 01/01/2008 to 12/31/2008........   149.345076        84.817440             54
 01/01/2009 to 12/31/2009........    84.817440       118.648010            195
 01/01/2010 to 12/31/2010........   118.648010       127.101648             73

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   127.101648       115.074290             24
 01/01/2012 to 12/31/2012........   115.074290       138.039994              0
 01/01/2013 to 12/31/2013........   138.039994       174.082427              0
 01/01/2014 to 04/25/2014........   174.082427       180.874023              0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     8.906533         9.504326              0
 01/01/2007 to 12/31/2007........     9.504326         8.756047              0
 01/01/2008 to 12/31/2008........     8.756047         3.890856              0
 01/01/2009 to 12/31/2009........     3.890856         5.256643              0
 01/01/2010 to 12/31/2010........     5.256643         5.525020              0
 01/01/2011 to 04/29/2011........     5.525020         5.861417              0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.592444         0.534916         28,731
 01/01/2012 to 12/31/2012........     0.534916         0.620986         27,991
 01/01/2013 to 12/31/2013........     0.620986         0.886893         24,793
 01/01/2014 to 12/31/2014........     0.886893         1.032994         26,521
 01/01/2015 to 12/31/2015........     1.032994         0.971197         25,456
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.898013         0.958652         63,930
 01/01/2007 to 12/31/2007........     0.958652         0.884069         61,634
 01/01/2008 to 12/31/2008........     0.884069         0.393183         57,755
 01/01/2009 to 12/31/2009........     0.393183         0.531169         49,376
 01/01/2010 to 12/31/2010........     0.531169         0.558494         44,733
 01/01/2011 to 04/29/2011........     0.558494         0.592546              0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    35.809593        37.335334              0
 01/01/2007 to 12/31/2007........    37.335334        43.952928              0
 01/01/2008 to 12/31/2008........    43.952928        23.308100              0
 01/01/2009 to 12/31/2009........    23.308100        34.021411            948
 01/01/2010 to 12/31/2010........    34.021411        38.310137            260
 01/01/2011 to 12/31/2011........    38.310137        36.298275             87
 01/01/2012 to 12/31/2012........    36.298275        39.340198              0
 01/01/2013 to 12/31/2013........    39.340198        51.017580              0
 01/01/2014 to 12/31/2014........    51.017580        55.390675              0
 01/01/2015 to 12/31/2015........    55.390675        55.652039              0
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.527828         1.927797              0
 01/01/2007 to 12/31/2007........     1.927797         1.866399              0
 01/01/2008 to 12/31/2008........     1.866399         1.080312              0
 01/01/2009 to 12/31/2009........     1.080312         1.640343              0
 01/01/2010 to 12/31/2010........     1.640343         1.870030              0
 01/01/2011 to 12/31/2011........     1.870030         1.570170              0
 01/01/2012 to 12/31/2012........     1.570170         1.987109              0
 01/01/2013 to 12/31/2013........     1.987109         2.539110              0
 01/01/2014 to 12/31/2014........     2.539110         2.342378              0
 01/01/2015 to 12/31/2015........     2.342378         2.189968              0
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.533528         1.937038          2,407
 01/01/2007 to 12/31/2007........     1.937038         1.877598          7,903
 01/01/2008 to 12/31/2008........     1.877598         1.087864          2,379
 01/01/2009 to 12/31/2009........     1.087864         1.653989          9,697

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.653989         1.886977           11,997
 01/01/2011 to 12/31/2011........   1.886977         1.586908            2,631
 01/01/2012 to 12/31/2012........   1.586908         2.008590                0
 01/01/2013 to 12/31/2013........   2.008590         2.569670                0
 01/01/2014 to 12/31/2014........   2.569670         2.373699                0
 01/01/2015 to 12/31/2015........   2.373699         2.220833                0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010597         1.042959                0
 01/01/2013 to 12/31/2013........   1.042959         1.040292                0
 01/01/2014 to 12/31/2014........   1.040292         1.075523                0
 01/01/2015 to 12/31/2015........   1.075523         1.008883                0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.304475         2.357892           21,269
 01/01/2013 to 12/31/2013........   2.357892         3.008627           12,839
 01/01/2014 to 12/31/2014........   3.008627         3.230205           12,293
 01/01/2015 to 12/31/2015........   3.230205         2.878977           11,768
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........   2.273256         2.475412           36,770
 01/01/2007 to 12/31/2007........   2.475412         2.501020           41,249
 01/01/2008 to 12/31/2008........   2.501020         1.286189           40,793
 01/01/2009 to 12/31/2009........   1.286189         1.860747           37,732
 01/01/2010 to 12/31/2010........   1.860747         2.296763           37,023
 01/01/2011 to 12/31/2011........   2.296763         2.099012           23,355
 01/01/2012 to 04/27/2012........   2.099012         2.315910                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........   1.262135         1.411268                0
 01/01/2007 to 12/31/2007........   1.411268         1.534765                0
 01/01/2008 to 12/31/2008........   1.534765         0.920749                0
 01/01/2009 to 12/31/2009........   0.920749         1.206539                0
 01/01/2010 to 12/31/2010........   1.206539         1.490833                0
 01/01/2011 to 12/31/2011........   1.490833         1.444128                0
 01/01/2012 to 12/31/2012........   1.444128         1.671746                0
 01/01/2013 to 12/31/2013........   1.671746         2.294715                0
 01/01/2014 to 12/31/2014........   2.294715         2.424785                0
 01/01/2015 to 12/31/2015........   2.424785         2.333793                0
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   0.469754         0.471627                0
 01/01/2007 to 12/31/2007........   0.471627         0.514365                0
 01/01/2008 to 12/31/2008........   0.514365         0.319572                0
 01/01/2009 to 12/31/2009........   0.319572         0.436738                0
 01/01/2010 to 12/31/2010........   0.436738         0.476052                0
 01/01/2011 to 12/31/2011........   0.476052         0.467213                0
 01/01/2012 to 12/31/2012........   0.467213         0.528623                0
 01/01/2013 to 12/31/2013........   0.528623         0.707782                0
 01/01/2014 to 12/31/2014........   0.707782         0.753671                0
 01/01/2015 to 12/31/2015........   0.753671         0.815792                0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........   8.339765         8.788896                0
 01/01/2007 to 12/31/2007........   8.788896         9.834904                0
 01/01/2008 to 12/31/2008........   9.834904         5.205787                0
 01/01/2009 to 12/31/2009........   5.205787         7.325408                0
 01/01/2010 to 12/31/2010........   7.325408         7.847306                0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     7.847306         7.578468               0
 01/01/2012 to 04/27/2012........     7.578468         8.506346               0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.470755         0.472977         159,328
 01/01/2007 to 12/31/2007........     0.472977         0.516556         149,434
 01/01/2008 to 12/31/2008........     0.516556         0.320797         150,213
 01/01/2009 to 12/31/2009........     0.320797         0.439413         140,837
 01/01/2010 to 12/31/2010........     0.439413         0.479518         120,095
 01/01/2011 to 12/31/2011........     0.479518         0.471015         112,134
 01/01/2012 to 12/31/2012........     0.471015         0.533026         108,094
 01/01/2013 to 12/31/2013........     0.533026         0.714570         103,963
 01/01/2014 to 12/31/2014........     0.714570         0.761696          99,542
 01/01/2015 to 12/31/2015........     0.761696         0.825413          95,292
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012651         1.044995               0
 01/01/2013 to 12/31/2013........     1.044995         1.135706               0
 01/01/2014 to 12/31/2014........     1.135706         1.189684               0
 01/01/2015 to 12/31/2015........     1.189684         1.175377               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.572000        13.752066               0
 01/01/2014 to 12/31/2014........    13.752066        13.933173               0
 01/01/2015 to 12/31/2015........    13.933173        13.811110               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         7.947978               0
 01/01/2009 to 12/31/2009........     7.947978         9.948691               0
 01/01/2010 to 12/31/2010........     9.948691        10.893585               0
 01/01/2011 to 12/31/2011........    10.893585        10.895358           1,491
 01/01/2012 to 12/31/2012........    10.895358        12.000527           1,491
 01/01/2013 to 04/26/2013........    12.000527        12.498750               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.572518         2.932214           1,147
 01/01/2007 to 12/31/2007........     2.932214         3.204704           6,687
 01/01/2008 to 12/31/2008........     3.204704         2.006434           6,687
 01/01/2009 to 12/31/2009........     2.006434         2.552729           6,687
 01/01/2010 to 12/31/2010........     2.552729         3.179884           6,687
 01/01/2011 to 12/31/2011........     3.179884         3.124478           6,687
 01/01/2012 to 12/31/2012........     3.124478         3.495724           6,687
 01/01/2013 to 12/31/2013........     3.495724         4.815823               0
 01/01/2014 to 12/31/2014........     4.815823         4.880874               0
 01/01/2015 to 12/31/2015........     4.880874         4.696168               0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.594118         2.959672          15,582
 01/01/2007 to 12/31/2007........     2.959672         3.237783          12,280
 01/01/2008 to 12/31/2008........     3.237783         2.029184          11,066
 01/01/2009 to 12/31/2009........     2.029184         2.584134           9,610
 01/01/2010 to 12/31/2010........     2.584134         3.222305           2,381
 01/01/2011 to 12/31/2011........     3.222305         3.169372           1,359
 01/01/2012 to 12/31/2012........     3.169372         3.549413           1,291
 01/01/2013 to 12/31/2013........     3.549413         4.894717           1,227
 01/01/2014 to 12/31/2014........     4.894717         4.965582               0
 01/01/2015 to 12/31/2015........     4.965582         4.782609               0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.971961         1.044329         177,704

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.044329         1.066628         170,207
 01/01/2008 to 12/31/2008........     1.066628         0.612947         134,426
 01/01/2009 to 12/31/2009........     0.612947         0.778326         110,605
 01/01/2010 to 12/31/2010........     0.778326         1.001085         102,088
 01/01/2011 to 12/31/2011........     1.001085         1.007233           2,817
 01/01/2012 to 12/31/2012........     1.007233         1.093632           2,690
 01/01/2013 to 12/31/2013........     1.093632         1.589027           2,466
 01/01/2014 to 12/31/2014........     1.589027         1.570543               0
 01/01/2015 to 12/31/2015........     1.570543         1.559852               0
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.575549         1.684038          72,645
 01/01/2007 to 12/31/2007........     1.684038         1.756858          64,499
 01/01/2008 to 12/31/2008........     1.756858         1.400219          36,130
 01/01/2009 to 12/31/2009........     1.400219         1.875340          29,501
 01/01/2010 to 12/31/2010........     1.875340         2.074483          26,921
 01/01/2011 to 12/31/2011........     2.074483         2.122058             230
 01/01/2012 to 12/31/2012........     2.122058         2.346747              47
 01/01/2013 to 12/31/2013........     2.346747         2.481338              46
 01/01/2014 to 12/31/2014........     2.481338         2.547109               0
 01/01/2015 to 12/31/2015........     2.547109         2.439938               0
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.236073         3.554782               0
 01/01/2007 to 12/31/2007........     3.554782         3.234249               0
 01/01/2008 to 12/31/2008........     3.234249         1.705824               0
 01/01/2009 to 12/31/2009........     1.705824         2.358533               0
 01/01/2010 to 12/31/2010........     2.358533         2.650440               0
 01/01/2011 to 12/31/2011........     2.650440         2.763931               0
 01/01/2012 to 12/31/2012........     2.763931         3.019617               0
 01/01/2013 to 12/31/2013........     3.019617         4.036428               0
 01/01/2014 to 12/31/2014........     4.036428         4.018699               0
 01/01/2015 to 12/31/2015........     4.018699         3.554836               0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.304321         3.633395         110,326
 01/01/2007 to 12/31/2007........     3.633395         3.309073          89,479
 01/01/2008 to 12/31/2008........     3.309073         1.747020          62,588
 01/01/2009 to 12/31/2009........     1.747020         2.417851          48,113
 01/01/2010 to 12/31/2010........     2.417851         2.719765          35,412
 01/01/2011 to 12/31/2011........     2.719765         2.839088           8,535
 01/01/2012 to 12/31/2012........     2.839088         3.104853           8,498
 01/01/2013 to 12/31/2013........     3.104853         4.154639           7,760
 01/01/2014 to 12/31/2014........     4.154639         4.140491           9,294
 01/01/2015 to 12/31/2015........     4.140491         3.666160           9,856
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987125         9.720837               0
 01/01/2012 to 12/31/2012........     9.720837         9.936368               0
 01/01/2013 to 12/31/2013........     9.936368         9.842815               0
 01/01/2014 to 12/31/2014........     9.842815         9.740220               0
 01/01/2015 to 12/31/2015........     9.740220         9.478429               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.098348        12.570205           1,474
 01/01/2007 to 12/31/2007........    12.570205        12.709892           1,467
 01/01/2008 to 12/31/2008........    12.709892         7.410944           1,458
 01/01/2009 to 12/31/2009........     7.410944         9.542101           1,448

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     9.542101        10.810063          1,438
 01/01/2011 to 04/29/2011........    10.810063        11.695218              0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.659560         9.939170              0
 01/01/2012 to 12/31/2012........     9.939170        11.360866              0
 01/01/2013 to 12/31/2013........    11.360866        14.407480              0
 01/01/2014 to 12/31/2014........    14.407480        14.825962              0
 01/01/2015 to 12/31/2015........    14.825962        14.226270              0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.251465        10.730794          6,876
 01/01/2007 to 12/31/2007........    10.730794        11.091960              0
 01/01/2008 to 12/31/2008........    11.091960         9.298175              0
 01/01/2009 to 12/31/2009........     9.298175        10.973829              0
 01/01/2010 to 12/31/2010........    10.973829        11.826016              0
 01/01/2011 to 12/31/2011........    11.826016        11.957477              0
 01/01/2012 to 12/31/2012........    11.957477        12.782431              0
 01/01/2013 to 12/31/2013........    12.782431        13.053283              0
 01/01/2014 to 12/31/2014........    13.053283        13.353621              0
 01/01/2015 to 12/31/2015........    13.353621        12.999534              0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.468378        11.217344              0
 01/01/2007 to 12/31/2007........    11.217344        11.511411              0
 01/01/2008 to 12/31/2008........    11.511411         8.837256              0
 01/01/2009 to 12/31/2009........     8.837256        10.702564              0
 01/01/2010 to 12/31/2010........    10.702564        11.688245              0
 01/01/2011 to 12/31/2011........    11.688245        11.565942              0
 01/01/2012 to 12/31/2012........    11.565942        12.622341              0
 01/01/2013 to 12/31/2013........    12.622341        13.710389              0
 01/01/2014 to 12/31/2014........    13.710389        14.086865              0
 01/01/2015 to 12/31/2015........    14.086865        13.646042              0
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.698104        11.716711          2,622
 01/01/2007 to 12/31/2007........    11.716711        11.970520          2,610
 01/01/2008 to 12/31/2008........    11.970520         8.364832          2,592
 01/01/2009 to 12/31/2009........     8.364832        10.364131          2,575
 01/01/2010 to 12/31/2010........    10.364131        11.485589          2,781
 01/01/2011 to 12/31/2011........    11.485589        11.093440              0
 01/01/2012 to 12/31/2012........    11.093440        12.299979              0
 01/01/2013 to 12/31/2013........    12.299979        14.210531              0
 01/01/2014 to 12/31/2014........    14.210531        14.617996              0
 01/01/2015 to 12/31/2015........    14.617996        14.132708              0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.922910        12.217175              0
 01/01/2007 to 12/31/2007........    12.217175        12.422451              0
 01/01/2008 to 12/31/2008........    12.422451         7.892032              0
 01/01/2009 to 12/31/2009........     7.892032         9.976417              0
 01/01/2010 to 12/31/2010........     9.976417        11.205219              0
 01/01/2011 to 12/31/2011........    11.205219        10.558920              0
 01/01/2012 to 12/31/2012........    10.558920        11.929127              0
 01/01/2013 to 12/31/2013........    11.929127        14.521187              0
 01/01/2014 to 12/31/2014........    14.521187        14.962702              0
 01/01/2015 to 12/31/2015........    14.962702        14.403204              0
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........     9.997699         6.999777              0
 01/01/2009 to 12/31/2009........     6.999777         8.811340              0
 01/01/2010 to 12/31/2010........     8.811340         9.495102              0
 01/01/2011 to 12/31/2011........     9.495102         9.134478              0
 01/01/2012 to 12/31/2012........     9.134478        10.385784              0
 01/01/2013 to 04/26/2013........    10.385784        11.156008              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.227659        12.738202              0
 01/01/2014 to 04/25/2014........    12.738202        12.658768              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.930840        10.342882              0
 01/01/2013 to 12/31/2013........    10.342882        11.582518              0
 01/01/2014 to 12/31/2014........    11.582518        12.436122              0
 01/01/2015 to 12/31/2015........    12.436122        11.679888              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.387420         1.492163         22,933
 01/01/2007 to 12/31/2007........     1.492163         1.570807         18,961
 01/01/2008 to 12/31/2008........     1.570807         0.978519          3,692
 01/01/2009 to 12/31/2009........     0.978519         1.310564          3,411
 01/01/2010 to 12/31/2010........     1.310564         1.616959          1,524
 01/01/2011 to 12/31/2011........     1.616959         1.548785              0
 01/01/2012 to 12/31/2012........     1.548785         1.779228              0
 01/01/2013 to 12/31/2013........     1.779228         2.314258              0
 01/01/2014 to 12/31/2014........     2.314258         2.475225              0
 01/01/2015 to 12/31/2015........     2.475225         2.360246              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.760561        11.198655              0
 01/01/2014 to 12/31/2014........    11.198655        11.981493              0
 01/01/2015 to 12/31/2015........    11.981493        11.590309              0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.389326         3.823126         40,406
 01/01/2007 to 12/31/2007........     3.823126         3.929468         43,591
 01/01/2008 to 12/31/2008........     3.929468         2.413922         43,338
 01/01/2009 to 12/31/2009........     2.413922         2.976458         39,073
 01/01/2010 to 12/31/2010........     2.976458         3.336986         33,723
 01/01/2011 to 12/31/2011........     3.336986         3.321218              0
 01/01/2012 to 12/31/2012........     3.321218         3.753575              0
 01/01/2013 to 12/31/2013........     3.753575         4.840718              0
 01/01/2014 to 12/31/2014........     4.840718         5.361027              0
 01/01/2015 to 12/31/2015........     5.361027         5.297561              0
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.576834         8.943733              0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.864622         0.901903              0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.255900         1.556576         66,103
 01/01/2007 to 12/31/2007........     1.556576         1.726620         73,181
 01/01/2008 to 12/31/2008........     1.726620         0.974372         67,621
 01/01/2009 to 12/31/2009........     0.974372         1.255301         64,862
 01/01/2010 to 12/31/2010........     1.255301         1.369425         63,403
 01/01/2011 to 12/31/2011........     1.369425         1.197332              0
 01/01/2012 to 12/31/2012........     1.197332         1.368198              0
 01/01/2013 to 12/31/2013........     1.368198         1.597777              0

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   1.597777           1.455836              0
 01/01/2015 to 12/31/2015........   1.455836           1.400290              0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.557702           3.899728         46,059
 01/01/2007 to 12/31/2007........   3.899728           3.975475         37,805
 01/01/2008 to 12/31/2008........   3.975475           3.022671         40,497
 01/01/2009 to 12/31/2009........   3.022671           3.501626         37,238
 01/01/2010 to 12/31/2010........   3.501626           3.764852         27,251
 01/01/2011 to 12/31/2011........   3.764852           3.766379         21,579
 01/01/2012 to 12/31/2012........   3.766379           4.104738         20,801
 01/01/2013 to 12/31/2013........   4.104738           4.771071         20,006
 01/01/2014 to 12/31/2014........   4.771071           5.062672         19,156
 01/01/2015 to 12/31/2015........   5.062672           4.937651         18,338
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.208050           1.394043         27,611
 01/01/2007 to 12/31/2007........   1.394043           1.309961         25,913
 01/01/2008 to 12/31/2008........   1.309961           0.850348              0
 01/01/2009 to 12/31/2009........   0.850348           1.004080              0
 01/01/2010 to 12/31/2010........   1.004080           1.093143              0
 01/01/2011 to 12/31/2011........   1.093143           1.077312              0
 01/01/2012 to 12/31/2012........   1.077312           1.226944              0
 01/01/2013 to 12/31/2013........   1.226944           1.626609              0
 01/01/2014 to 12/31/2014........   1.626609           1.761039              0
 01/01/2015 to 12/31/2015........   1.761039           1.718156              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.586756           2.828517              0
 01/01/2007 to 12/31/2007........   2.828517           2.878524              0
 01/01/2008 to 12/31/2008........   2.878524           1.716405              0
 01/01/2009 to 12/31/2009........   1.716405           2.041860              0
 01/01/2010 to 12/31/2010........   2.041860           2.284929              0
 01/01/2011 to 12/31/2011........   2.284929           2.094679              0
 01/01/2012 to 12/31/2012........   2.094679           2.368227              0
 01/01/2013 to 04/26/2013........   2.368227           2.601519              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997699           6.568341              0
 01/01/2009 to 12/31/2009........   6.568341           8.032366              0
 01/01/2010 to 12/31/2010........   8.032366           8.732570              0
 01/01/2011 to 12/31/2011........   8.732570           8.504691              0
 01/01/2012 to 12/31/2012........   8.504691           9.485882              0
 01/01/2013 to 04/26/2013........   9.485882          10.367847              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.216546           1.404977         77,920
 01/01/2007 to 12/31/2007........   1.404977           1.321576         74,895
 01/01/2008 to 12/31/2008........   1.321576           0.859080         71,239
 01/01/2009 to 12/31/2009........   0.859080           1.015113         82,941
 01/01/2010 to 12/31/2010........   1.015113           1.105892         61,398
 01/01/2011 to 12/31/2011........   1.105892           1.091684         22,702
 01/01/2012 to 12/31/2012........   1.091684           1.244114         21,033
 01/01/2013 to 12/31/2013........   1.244114           1.652393         19,623
 01/01/2014 to 12/31/2014........   1.652393           1.790023         23,394
 01/01/2015 to 12/31/2015........   1.790023           1.748082         22,615
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.612699           2.859648         40,703

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   2.859648         2.913065            37,570
 01/01/2008 to 12/31/2008........   2.913065         1.738965            16,835
 01/01/2009 to 12/31/2009........   1.738965         2.071632            15,526
 01/01/2010 to 12/31/2010........   2.071632         2.320662            15,394
 01/01/2011 to 12/31/2011........   2.320662         2.129410               382
 01/01/2012 to 12/31/2012........   2.129410         2.409958                 0
 01/01/2013 to 04/26/2013........   2.409958         2.648301                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.173954         1.357137            32,382
 01/01/2011 to 12/31/2011........   1.357137         1.236994                 0
 01/01/2012 to 12/31/2012........   1.236994         1.323572                 0
 01/01/2013 to 12/31/2013........   1.323572         1.801860                 0
 01/01/2014 to 12/31/2014........   1.801860         1.782305                 0
 01/01/2015 to 12/31/2015........   1.782305         1.657598                 0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.631257         1.782084            52,420
 01/01/2007 to 12/31/2007........   1.782084         1.886370            46,006
 01/01/2008 to 12/31/2008........   1.886370         0.823161            51,562
 01/01/2009 to 12/31/2009........   0.823161         1.076342            44,199
 01/01/2010 to 04/30/2010........   1.076342         1.162258                 0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.178111         1.447271            15,390
 01/01/2007 to 12/31/2007........   1.447271         1.566112             2,363
 01/01/2008 to 12/31/2008........   1.566112         0.886334             2,707
 01/01/2009 to 12/31/2009........   0.886334         1.113429             1,773
 01/01/2010 to 12/31/2010........   1.113429         1.176583               688
 01/01/2011 to 12/31/2011........   1.176583         1.006429               754
 01/01/2012 to 12/31/2012........   1.006429         1.163025                 0
 01/01/2013 to 12/31/2013........   1.163025         1.383954                 0
 01/01/2014 to 12/31/2014........   1.383954         1.270249                 0
 01/01/2015 to 12/31/2015........   1.270249         1.227928                 0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.787312         2.038059                 0
 01/01/2007 to 12/31/2007........   2.038059         1.921805                 0
 01/01/2008 to 12/31/2008........   1.921805         1.156208                 0
 01/01/2009 to 12/31/2009........   1.156208         1.277480                 0
 01/01/2010 to 12/31/2010........   1.277480         1.517925                 0
 01/01/2011 to 12/31/2011........   1.517925         1.568300                 0
 01/01/2012 to 12/31/2012........   1.568300         1.685308                 0
 01/01/2013 to 12/31/2013........   1.685308         2.280534                 0
 01/01/2014 to 12/31/2014........   2.280534         2.226426                 0
 01/01/2015 to 12/31/2015........   2.226426         2.188441                 0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   1.403538         1.576153            27,340
 01/01/2007 to 12/31/2007........   1.576153         1.501393            26,162
 01/01/2008 to 12/31/2008........   1.501393         0.907023            24,463
 01/01/2009 to 12/31/2009........   0.907023         1.214682            21,968
 01/01/2010 to 12/31/2010........   1.214682         1.461358            19,855
 01/01/2011 to 12/31/2011........   1.461358         1.355542                 0
 01/01/2012 to 12/31/2012........   1.355542         1.397378                 0
 01/01/2013 to 04/26/2013........   1.397378         1.511775                 0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........   1.792534         2.047510           199,393

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.047510         1.933010         168,103
 01/01/2008 to 12/31/2008........     1.933010         1.163980         146,711
 01/01/2009 to 12/31/2009........     1.163980         1.287058         111,238
 01/01/2010 to 12/31/2010........     1.287058         1.530699         108,449
 01/01/2011 to 12/31/2011........     1.530699         1.582274          19,561
 01/01/2012 to 12/31/2012........     1.582274         1.702625          19,624
 01/01/2013 to 12/31/2013........     1.702625         2.307037          18,984
 01/01/2014 to 12/31/2014........     2.307037         2.254779          17,479
 01/01/2015 to 12/31/2015........     2.254779         2.217372          17,314
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    15.816231        18.021021             459
 01/01/2007 to 12/31/2007........    18.021021        18.749381             458
 01/01/2008 to 12/31/2008........    18.749381        10.912478             326
 01/01/2009 to 12/31/2009........    10.912478        14.938759             192
 01/01/2010 to 12/31/2010........    14.938759        16.958421             190
 01/01/2011 to 12/31/2011........    16.958421        15.210751               0
 01/01/2012 to 12/31/2012........    15.210751        18.046786               0
 01/01/2013 to 12/31/2013........    18.046786        22.463321               0
 01/01/2014 to 12/31/2014........    22.463321        22.467705               0
 01/01/2015 to 12/31/2015........    22.467705        22.866625               0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997699         6.537640               0
 01/01/2009 to 12/31/2009........     6.537640         8.490101               0
 01/01/2010 to 12/31/2010........     8.490101         8.950489               0
 01/01/2011 to 12/31/2011........     8.950489         8.160302               0
 01/01/2012 to 12/31/2012........     8.160302         9.764817               0
 01/01/2013 to 04/26/2013........     9.764817        10.357941               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999712         1.030595               0
 01/01/2015 to 12/31/2015........     1.030595         0.953901               0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.766751        10.821637             153
 01/01/2007 to 12/31/2007........    10.821637        11.739693             936
 01/01/2008 to 12/31/2008........    11.739693        10.703125           2,255
 01/01/2009 to 12/31/2009........    10.703125        12.372425             936
 01/01/2010 to 12/31/2010........    12.372425        13.055645             936
 01/01/2011 to 12/31/2011........    13.055645        14.209474             936
 01/01/2012 to 12/31/2012........    14.209474        15.183152             936
 01/01/2013 to 12/31/2013........    15.183152        13.488580               0
 01/01/2014 to 12/31/2014........    13.488580        13.590400               0
 01/01/2015 to 12/31/2015........    13.590400        12.894055               0
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.178247         1.205954         263,155
 01/01/2007 to 12/31/2007........     1.205954         1.270082         225,060
 01/01/2008 to 12/31/2008........     1.270082         1.248717         133,568
 01/01/2009 to 12/31/2009........     1.248717         1.443227         124,556
 01/01/2010 to 12/31/2010........     1.443227         1.528711         106,647
 01/01/2011 to 12/31/2011........     1.528711         1.544478          32,175
 01/01/2012 to 12/31/2012........     1.544478         1.652416          31,009
 01/01/2013 to 12/31/2013........     1.652416         1.587083          32,657
 01/01/2014 to 12/31/2014........     1.587083         1.619248          36,799
 01/01/2015 to 12/31/2015........     1.619248         1.585677          36,090
Pyramis(Reg. TM) Government Income Sub-Account

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/30/2012 to 12/31/2012........    10.696835        10.811321              0
 01/01/2013 to 12/31/2013........    10.811321        10.108168              0
 01/01/2014 to 12/31/2014........    10.108168        10.646086              0
 01/01/2015 to 12/31/2015........    10.646086        10.469679              0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214143        10.700558              0
 01/01/2014 to 12/31/2014........    10.700558        11.383616              0
 01/01/2015 to 12/31/2015........    11.383616        11.007543              0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.508979         1.737491         57,428
 01/01/2007 to 12/31/2007........     1.737491         1.672185         27,875
 01/01/2008 to 12/31/2008........     1.672185         1.085996         24,937
 01/01/2009 to 12/31/2009........     1.085996         1.336307         22,968
 01/01/2010 to 12/31/2010........     1.336307         1.656353         20,000
 01/01/2011 to 12/31/2011........     1.656353         1.552459              0
 01/01/2012 to 12/31/2012........     1.552459         1.764032              0
 01/01/2013 to 12/31/2013........     1.764032         2.386949              0
 01/01/2014 to 12/31/2014........     2.386949         2.449101              0
 01/01/2015 to 12/31/2015........     2.449101         2.290479              0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010629         1.063021              0
 01/01/2013 to 12/31/2013........     1.063021         1.146180              0
 01/01/2014 to 12/31/2014........     1.146180         1.209223              0
 01/01/2015 to 12/31/2015........     1.209223         1.173684              0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.470621        11.064010              0
 01/01/2007 to 12/31/2007........    11.064010        11.417720              0
 01/01/2008 to 12/31/2008........    11.417720         8.378044              0
 01/01/2009 to 12/31/2009........     8.378044        10.245674              0
 01/01/2010 to 12/31/2010........    10.245674        11.260787              0
 01/01/2011 to 12/31/2011........    11.260787        11.144271              0
 01/01/2012 to 12/31/2012........    11.144271        12.313150              0
 01/01/2013 to 12/31/2013........    12.313150        13.616481              0
 01/01/2014 to 12/31/2014........    13.616481        14.108439              0
 01/01/2015 to 12/31/2015........    14.108439        13.544002              0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.660721        11.316605              0
 01/01/2007 to 12/31/2007........    11.316605        11.702758              0
 01/01/2008 to 12/31/2008........    11.702758         7.680966              0
 01/01/2009 to 12/31/2009........     7.680966         9.709994              0
 01/01/2010 to 12/31/2010........     9.709994        10.854137              0
 01/01/2011 to 12/31/2011........    10.854137        10.402723              0
 01/01/2012 to 12/31/2012........    10.402723        11.716593              0
 01/01/2013 to 12/31/2013........    11.716593        13.546625              0
 01/01/2014 to 12/31/2014........    13.546625        13.978632              0
 01/01/2015 to 12/31/2015........    13.978632        13.371768              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.206890         1.334129         14,786
 01/01/2007 to 12/31/2007........     1.334129         1.425799         36,538
 01/01/2008 to 12/31/2008........     1.425799         0.809677         34,205
 01/01/2009 to 12/31/2009........     0.809677         1.134074         46,596
 01/01/2010 to 12/31/2010........     1.134074         1.296464         44,931
 01/01/2011 to 12/31/2011........     1.296464         1.252625         32,451

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.252625         1.455504            29,807
 01/01/2013 to 12/31/2013........   1.455504         1.977825            19,205
 01/01/2014 to 12/31/2014........   1.977825         2.107657            18,388
 01/01/2015 to 12/31/2015........   2.107657         2.280824            17,603
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........   0.459209         0.473732           150,427
 01/01/2007 to 12/31/2007........   0.473732         0.610061            87,536
 01/01/2008 to 12/31/2008........   0.610061         0.331805            88,391
 01/01/2009 to 12/31/2009........   0.331805         0.516529            97,042
 01/01/2010 to 12/31/2010........   0.516529         0.645863            85,117
 01/01/2011 to 12/31/2011........   0.645863         0.569883            51,013
 01/01/2012 to 12/31/2012........   0.569883         0.625597            47,898
 01/01/2013 to 04/26/2013........   0.625597         0.652746                 0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.777312         0.808121            82,933
 01/01/2007 to 12/31/2007........   0.808121         0.930798            75,438
 01/01/2008 to 12/31/2008........   0.930798         0.549112            76,879
 01/01/2009 to 12/31/2009........   0.549112         0.782207            65,809
 01/01/2010 to 12/31/2010........   0.782207         0.978008            63,697
 01/01/2011 to 12/31/2011........   0.978008         0.941943                 0
 01/01/2012 to 12/31/2012........   0.941943         1.048462                 0
 01/01/2013 to 12/31/2013........   1.048462         1.402233                 0
 01/01/2014 to 12/31/2014........   1.402233         1.548502                 0
 01/01/2015 to 12/31/2015........   1.548502         1.617514                 0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.354754         1.374807                 0
 01/01/2007 to 12/31/2007........   1.374807         1.474404               683
 01/01/2008 to 12/31/2008........   1.474404         0.919343               994
 01/01/2009 to 12/31/2009........   0.919343         1.248045                 0
 01/01/2010 to 12/31/2010........   1.248045         1.645757                 0
 01/01/2011 to 12/31/2011........   1.645757         1.634946                 0
 01/01/2012 to 12/31/2012........   1.634946         1.855469                 0
 01/01/2013 to 12/31/2013........   1.855469         2.619500                 0
 01/01/2014 to 12/31/2014........   2.619500         2.735547                 0
 01/01/2015 to 12/31/2015........   2.735547         2.744693                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.850026         1.899102             1,751
 01/01/2007 to 12/31/2007........   1.899102         1.928299            10,697
 01/01/2008 to 12/31/2008........   1.928299         1.600684            10,697
 01/01/2009 to 12/31/2009........   1.600684         2.067340            10,697
 01/01/2010 to 12/31/2010........   2.067340         2.276536            10,697
 01/01/2011 to 12/31/2011........   2.276536         2.359437            10,697
 01/01/2012 to 12/31/2012........   2.359437         2.571054            10,697
 01/01/2013 to 12/31/2013........   2.571054         2.538441                 0
 01/01/2014 to 12/31/2014........   2.538441         2.617162                 0
 01/01/2015 to 12/31/2015........   2.617162         2.511498                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.868499         1.918608           117,192
 01/01/2007 to 12/31/2007........   1.918608         1.951573            93,802
 01/01/2008 to 12/31/2008........   1.951573         1.622088            51,189
 01/01/2009 to 12/31/2009........   1.622088         2.096308            48,127
 01/01/2010 to 12/31/2010........   2.096308         2.311888            36,460
 01/01/2011 to 12/31/2011........   2.311888         2.398123            13,484

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     2.398123         2.613304          12,699
 01/01/2013 to 12/31/2013........     2.613304         2.582923          12,216
 01/01/2014 to 12/31/2014........     2.582923         2.665797          11,541
 01/01/2015 to 12/31/2015........     2.665797         2.560915          11,048
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.459921         1.485632               0
 01/01/2007 to 12/31/2007........     1.485632         1.513266               0
 01/01/2008 to 12/31/2008........     1.513266         1.473849               0
 01/01/2009 to 12/31/2009........     1.473849         1.502111               0
 01/01/2010 to 12/31/2010........     1.502111         1.551688               0
 01/01/2011 to 12/31/2011........     1.551688         1.599542               0
 01/01/2012 to 12/31/2012........     1.599542         1.613859               0
 01/01/2013 to 12/31/2013........     1.613859         1.566014               0
 01/01/2014 to 12/31/2014........     1.566014         1.572576               0
 01/01/2015 to 12/31/2015........     1.572576         1.544623               0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.474571         1.501410         100,301
 01/01/2007 to 12/31/2007........     1.501410         1.530793          85,598
 01/01/2008 to 12/31/2008........     1.530793         1.492480          42,327
 01/01/2009 to 12/31/2009........     1.492480         1.522640          36,019
 01/01/2010 to 12/31/2010........     1.522640         1.575555          35,135
 01/01/2011 to 12/31/2011........     1.575555         1.624396          15,982
 01/01/2012 to 12/31/2012........     1.624396         1.640521          15,066
 01/01/2013 to 12/31/2013........     1.640521         1.594388          17,610
 01/01/2014 to 12/31/2014........     1.594388         1.601283          24,895
 01/01/2015 to 12/31/2015........     1.601283         1.574246          25,442
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    33.722804        36.407498               0
 01/01/2007 to 12/31/2007........    36.407498        37.649096               0
 01/01/2008 to 12/31/2008........    37.649096        27.660978               0
 01/01/2009 to 12/31/2009........    27.660978        31.691129               0
 01/01/2010 to 12/31/2010........    31.691129        33.923394               0
 01/01/2011 to 12/31/2011........    33.923394        34.412217               0
 01/01/2012 to 12/31/2012........    34.412217        37.773149               0
 01/01/2013 to 12/31/2013........    37.773149        44.488379               0
 01/01/2014 to 12/31/2014........    44.488379        48.042452               0
 01/01/2015 to 12/31/2015........    48.042452        48.123569               0
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.084638         3.453295           1,923
 01/01/2007 to 12/31/2007........     3.453295         3.528007          11,592
 01/01/2008 to 12/31/2008........     3.528007         2.089218          11,592
 01/01/2009 to 12/31/2009........     2.089218         2.693315          11,592
 01/01/2010 to 12/31/2010........     2.693315         2.946250          11,592
 01/01/2011 to 12/31/2011........     2.946250         2.761974          11,592
 01/01/2012 to 12/31/2012........     2.761974         3.045490          11,592
 01/01/2013 to 12/31/2013........     3.045490         3.977057               0
 01/01/2014 to 12/31/2014........     3.977057         4.297620               0
 01/01/2015 to 12/31/2015........     4.297620         4.298439               0
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.116419         3.491473          39,846
 01/01/2007 to 12/31/2007........     3.491473         3.570033          29,054
 01/01/2008 to 12/31/2008........     3.570033         2.116274          23,945
 01/01/2009 to 12/31/2009........     2.116274         2.731859          23,816

                                             AMERICAN FORERUNNER - 2.10
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   2.731859         2.991235           13,506
 01/01/2011 to 12/31/2011........   2.991235         2.806779            1,795
 01/01/2012 to 12/31/2012........   2.806779         3.097215            1,525
 01/01/2013 to 12/31/2013........   3.097215         4.049754            1,582
 01/01/2014 to 12/31/2014........   4.049754         4.379864                0
 01/01/2015 to 12/31/2015........   4.379864         4.386055                0
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........   6.608868         6.634348           16,142
 01/01/2008 to 12/31/2008........   6.634348         4.072452           16,218
 01/01/2009 to 12/31/2009........   4.072452         4.753345           15,977
 01/01/2010 to 12/31/2010........   4.753345         5.234343           14,432
 01/01/2011 to 12/31/2011........   5.234343         5.138863            9,436
 01/01/2012 to 12/31/2012........   5.138863         5.706414            8,866
 01/01/2013 to 12/31/2013........   5.706414         7.503542            8,527
 01/01/2014 to 12/31/2014........   7.503542         8.339926            8,165
 01/01/2015 to 12/31/2015........   8.339926         8.533620            7,816
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........   5.714097         6.369775           24,315
 01/01/2007 to 04/27/2007........   6.369775         6.664956                0





                                             AMERICAN FORERUNNER - 2.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    13.609692        14.196090            235
 01/01/2007 to 12/31/2007........    14.196090        14.326112          1,426
 01/01/2008 to 12/31/2008........    14.326112        12.684368          1,426
 01/01/2009 to 12/31/2009........    12.684368        13.951652          1,426
 01/01/2010 to 12/31/2010........    13.951652        14.505902          1,426
 01/01/2011 to 12/31/2011........    14.505902        15.034773          1,426
 01/01/2012 to 12/31/2012........    15.034773        15.472811          1,426
 01/01/2013 to 12/31/2013........    15.472811        14.787212              0
 01/01/2014 to 12/31/2014........    14.787212        15.206131              0
 01/01/2015 to 12/31/2015........    15.206131        14.893667              0
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.243049         2.718140         19,486
 01/01/2007 to 12/31/2007........     2.718140         3.223532         15,094
 01/01/2008 to 12/31/2008........     3.223532         1.463267         12,567
 01/01/2009 to 12/31/2009........     1.463267         2.305407          9,462
 01/01/2010 to 12/31/2010........     2.305407         2.756661         14,298
 01/01/2011 to 12/31/2011........     2.756661         2.177205          2,474
 01/01/2012 to 12/31/2012........     2.177205         2.512923          1,230
 01/01/2013 to 12/31/2013........     2.512923         3.148719          1,243
 01/01/2014 to 12/31/2014........     3.148719         3.140858              0
 01/01/2015 to 12/31/2015........     3.140858         3.076038              0
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    11.911896        12.824880         13,696
 01/01/2007 to 12/31/2007........    12.824880        14.072101         11,999
 01/01/2008 to 12/31/2008........    14.072101         7.700423          7,698
 01/01/2009 to 12/31/2009........     7.700423        10.485988          8,048
 01/01/2010 to 12/31/2010........    10.485988        12.156048          4,075

                                             AMERICAN FORERUNNER - 2.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    12.156048        11.366405            529
 01/01/2012 to 12/31/2012........    11.366405        13.087229            249
 01/01/2013 to 12/31/2013........    13.087229        16.631476            258
 01/01/2014 to 12/31/2014........    16.631476        17.627488              0
 01/01/2015 to 12/31/2015........    17.627488        18.398887              0
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.284385         9.322824         53,949
 01/01/2007 to 12/31/2007........     9.322824         9.564284         45,418
 01/01/2008 to 12/31/2008........     9.564284         5.805636         37,179
 01/01/2009 to 12/31/2009........     5.805636         7.442416         30,960
 01/01/2010 to 12/31/2010........     7.442416         8.100356         25,149
 01/01/2011 to 12/31/2011........     8.100356         7.767787          6,105
 01/01/2012 to 12/31/2012........     7.767787         8.912778          3,106
 01/01/2013 to 12/31/2013........     8.912778        11.622353          3,106
 01/01/2014 to 12/31/2014........    11.622353        12.559699          3,067
 01/01/2015 to 12/31/2015........    12.559699        12.446421          2,913





                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.152523        10.453468              0
 01/01/2013 to 12/31/2013........    10.453468        11.382887              0
 01/01/2014 to 12/31/2014........    11.382887        11.971383              0
 01/01/2015 to 12/31/2015........    11.971383        11.796393              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996761         1.035750              0
 01/01/2015 to 12/31/2015........     1.035750         1.004751              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007753         6.980314              0
 01/01/2009 to 12/31/2009........     6.980314         8.844211          9,029
 01/01/2010 to 12/31/2010........     8.844211         9.718562          8,403
 01/01/2011 to 12/31/2011........     9.718562         9.319201          8,689
 01/01/2012 to 12/31/2012........     9.319201        10.364233              0
 01/01/2013 to 12/31/2013........    10.364233        12.035729            915
 01/01/2014 to 12/31/2014........    12.035729        12.504793             30
 01/01/2015 to 12/31/2015........    12.504793        12.164596             28
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997754         6.331349          9,779
 01/01/2009 to 12/31/2009........     6.331349         8.314334              0
 01/01/2010 to 12/31/2010........     8.314334         9.244030              0
 01/01/2011 to 12/31/2011........     9.244030         8.628175              0
 01/01/2012 to 12/31/2012........     8.628175         9.817988              0
 01/01/2013 to 12/31/2013........     9.817988        12.033942              0
 01/01/2014 to 12/31/2014........    12.033942        12.542849              0
 01/01/2015 to 12/31/2015........    12.542849        12.195441              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017752         7.651043              0
 01/01/2009 to 12/31/2009........     7.651043         9.249565              0
 01/01/2010 to 12/31/2010........     9.249565         9.959711              0
 01/01/2011 to 12/31/2011........     9.959711         9.776712            322

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.776712       10.615421               0
 01/01/2013 to 12/31/2013........    10.615421       11.806193               0
 01/01/2014 to 12/31/2014........    11.806193       12.271564               0
 01/01/2015 to 12/31/2015........    12.271564       11.935256               0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.078638       11.433469               0
 01/01/2013 to 12/31/2013........    11.433469       10.821573               0
 01/01/2014 to 12/31/2014........    10.821573       11.025808               0
 01/01/2015 to 12/31/2015........    11.025808        9.767904               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.423196        1.620669          13,880
 01/01/2007 to 12/31/2007........     1.620669        1.747469          12,906
 01/01/2008 to 12/31/2008........     1.747469        0.954519          17,115
 01/01/2009 to 12/31/2009........     0.954519        1.139815           3,226
 01/01/2010 to 12/31/2010........     1.139815        1.193319               0
 01/01/2011 to 12/31/2011........     1.193319        0.933762               0
 01/01/2012 to 12/31/2012........     0.933762        1.091881             770
 01/01/2013 to 12/31/2013........     1.091881        1.231663               0
 01/01/2014 to 12/31/2014........     1.231663        1.166325               0
 01/01/2015 to 12/31/2015........     1.166325        1.117858               0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.442986        1.643667          13,562
 01/01/2007 to 12/31/2007........     1.643667        1.774450          31,114
 01/01/2008 to 12/31/2008........     1.774450        0.969958          13,778
 01/01/2009 to 12/31/2009........     0.969958        1.158981          15,430
 01/01/2010 to 12/31/2010........     1.158981        1.215389          10,664
 01/01/2011 to 12/31/2011........     1.215389        0.952847          10,964
 01/01/2012 to 12/31/2012........     0.952847        1.114452           8,650
 01/01/2013 to 12/31/2013........     1.114452        1.258859               0
 01/01/2014 to 12/31/2014........     1.258859        1.193936               0
 01/01/2015 to 12/31/2015........     1.193936        1.144592               0
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.224937        1.245910          76,359
 01/01/2007 to 12/31/2007........     1.245910        1.301794          76,370
 01/01/2008 to 12/31/2008........     1.301794        1.347122          45,552
 01/01/2009 to 12/31/2009........     1.347122        1.385512          41,696
 01/01/2010 to 12/31/2010........     1.385512        1.434682          31,047
 01/01/2011 to 12/31/2011........     1.434682        1.508023          86,350
 01/01/2012 to 12/31/2012........     1.508023        1.530813          31,775
 01/01/2013 to 12/31/2013........     1.530813        1.461781           3,549
 01/01/2014 to 12/31/2014........     1.461781        1.510576               0
 01/01/2015 to 12/31/2015........     1.510576        1.481248               0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.907521        3.986831          39,110
 01/01/2007 to 12/31/2007........     3.986831        4.140711          35,431
 01/01/2008 to 12/31/2008........     4.140711        3.907795          26,525
 01/01/2009 to 12/31/2009........     3.907795        4.180102          13,726
 01/01/2010 to 12/31/2010........     4.180102        4.425750          12,901
 01/01/2011 to 12/31/2011........     4.425750        4.609552           9,398
 01/01/2012 to 12/31/2012........     4.609552        4.844345           2,015
 01/01/2013 to 12/31/2013........     4.844345        4.698217               0
 01/01/2014 to 12/31/2014........     4.698217        4.916339               0
 01/01/2015 to 12/31/2015........     4.916339        4.832990               0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.488139         2.532500         12,947
 01/01/2007 to 12/31/2007........     2.532500         2.938120         18,007
 01/01/2008 to 12/31/2008........     2.938120         1.822176         16,989
 01/01/2009 to 12/31/2009........     1.822176         2.436896         16,739
 01/01/2010 to 12/31/2010........     2.436896         2.852305         13,337
 01/01/2011 to 12/31/2011........     2.852305         2.538687         12,965
 01/01/2012 to 12/31/2012........     2.538687         2.836895         13,340
 01/01/2013 to 12/31/2013........     2.836895         3.721630          8,350
 01/01/2014 to 12/31/2014........     3.721630         3.960984          1,667
 01/01/2015 to 12/31/2015........     3.960984         4.113871          1,667
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.049592        16.166506            508
 01/01/2007 to 12/31/2007........    16.166506        16.426223            507
 01/01/2008 to 12/31/2008........    16.426223         8.858334            712
 01/01/2009 to 05/01/2009........     8.858334         9.224496              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.509143         2.556640         15,366
 01/01/2007 to 12/31/2007........     2.556640         2.968904         13,141
 01/01/2008 to 12/31/2008........     2.968904         1.843094         11,701
 01/01/2009 to 12/31/2009........     1.843094         2.467018         12,810
 01/01/2010 to 12/31/2010........     2.467018         2.891286          9,308
 01/01/2011 to 12/31/2011........     2.891286         2.575981          1,823
 01/01/2012 to 12/31/2012........     2.575981         2.881150          1,826
 01/01/2013 to 12/31/2013........     2.881150         3.783703              0
 01/01/2014 to 12/31/2014........     3.783703         4.031066              0
 01/01/2015 to 12/31/2015........     4.031066         4.190426              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.909069        10.185425              0
 01/01/2013 to 12/31/2013........    10.185425        11.007432              0
 01/01/2014 to 12/31/2014........    11.007432        11.422048              0
 01/01/2015 to 12/31/2015........    11.422048        11.178090              0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.198804         1.399224              0
 01/01/2007 to 12/31/2007........     1.399224         1.413570          2,560
 01/01/2008 to 12/31/2008........     1.413570         0.898593         12,553
 01/01/2009 to 12/31/2009........     0.898593         0.977673         10,317
 01/01/2010 to 12/31/2010........     0.977673         1.043337         10,742
 01/01/2011 to 12/31/2011........     1.043337         1.043162          8,248
 01/01/2012 to 12/31/2012........     1.043162         1.164642          8,234
 01/01/2013 to 12/31/2013........     1.164642         1.503240          7,730
 01/01/2014 to 12/31/2014........     1.503240         1.615618          5,907
 01/01/2015 to 12/31/2015........     1.615618         1.485038          5,992
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.203252         1.405303         52,936
 01/01/2007 to 12/31/2007........     1.405303         1.421677         24,010
 01/01/2008 to 12/31/2008........     1.421677         0.904731         13,227
 01/01/2009 to 12/31/2009........     0.904731         0.985438         16,125
 01/01/2010 to 12/31/2010........     0.985438         1.052370          4,891
 01/01/2011 to 12/31/2011........     1.052370         1.052993          4,557
 01/01/2012 to 12/31/2012........     1.052993         1.177356          2,262
 01/01/2013 to 12/31/2013........     1.177356         1.521272              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.521272         1.636313               0
 01/01/2015 to 12/31/2015........     1.636313         1.505845               0
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.916065         1.962730         108,946
 01/01/2007 to 12/31/2007........     1.962730         2.015259           5,223
 01/01/2008 to 12/31/2008........     2.015259         2.025571          65,239
 01/01/2009 to 12/31/2009........     2.025571         1.989494          20,665
 01/01/2010 to 12/31/2010........     1.989494         1.949122          19,645
 01/01/2011 to 12/31/2011........     1.949122         1.909677           7,078
 01/01/2012 to 12/31/2012........     1.909677         1.870715          15,691
 01/01/2013 to 12/31/2013........     1.870715         1.832754               0
 01/01/2014 to 12/31/2014........     1.832754         1.795564               0
 01/01/2015 to 12/31/2015........     1.795564         1.759127               0
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.182623        19.117954          10,170
 01/01/2007 to 12/31/2007........    19.117954        15.917430           4,945
 01/01/2008 to 12/31/2008........    15.917430         9.094890           4,552
 01/01/2009 to 12/31/2009........     9.094890        12.005300           2,224
 01/01/2010 to 12/31/2010........    12.005300        13.656337           2,685
 01/01/2011 to 12/31/2011........    13.656337        12.632295           2,545
 01/01/2012 to 12/31/2012........    12.632295        15.590890           1,928
 01/01/2013 to 12/31/2013........    15.590890        15.816081           1,548
 01/01/2014 to 12/31/2014........    15.816081        17.550999           1,112
 01/01/2015 to 12/31/2015........    17.550999        16.953837           1,109
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.786484         0.757170         120,583
 01/01/2007 to 12/31/2007........     0.757170         0.758537         108,705
 01/01/2008 to 12/31/2008........     0.758537         0.452895               0
 01/01/2009 to 12/31/2009........     0.452895         0.589957           7,484
 01/01/2010 to 12/31/2010........     0.589957         0.715482          14,368
 01/01/2011 to 12/31/2011........     0.715482         0.723757          14,364
 01/01/2012 to 12/31/2012........     0.723757         0.840216          14,359
 01/01/2013 to 12/31/2013........     0.840216         1.198558          25,070
 01/01/2014 to 12/31/2014........     1.198558         1.396088          16,068
 01/01/2015 to 12/31/2015........     1.396088         1.312545          16,269
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   123.860928       151.284020             489
 01/01/2008 to 12/31/2008........   151.284020        85.961854             575
 01/01/2009 to 12/31/2009........    85.961854       120.309015             205
 01/01/2010 to 12/31/2010........   120.309015       128.945415             137
 01/01/2011 to 12/31/2011........   128.945415       116.801881             375
 01/01/2012 to 12/31/2012........   116.801881       140.182768             107
 01/01/2013 to 12/31/2013........   140.182768       176.873069              40
 01/01/2014 to 04/25/2014........   176.873069       183.802482               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     8.937807         9.540862               0
 01/01/2007 to 12/31/2007........     9.540862         8.794130               0
 01/01/2008 to 12/31/2008........     8.794130         3.909748             979
 01/01/2009 to 12/31/2009........     3.909748         5.284810             937
 01/01/2010 to 12/31/2010........     5.284810         5.557401           1,006
 01/01/2011 to 04/29/2011........     5.557401         5.896731               0
ClearBridge Aggressive Growth Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/02/2011 to 12/31/2011........     0.596007         0.538312               0
 01/01/2012 to 12/31/2012........     0.538312         0.625243               0
 01/01/2013 to 12/31/2013........     0.625243         0.893419               0
 01/01/2014 to 12/31/2014........     0.893419         1.041115               0
 01/01/2015 to 12/31/2015........     1.041115         0.979322               0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.901154         0.962323               0
 01/01/2007 to 12/31/2007........     0.962323         0.887901               0
 01/01/2008 to 12/31/2008........     0.887901         0.395087         161,005
 01/01/2009 to 12/31/2009........     0.395087         0.534008               0
 01/01/2010 to 12/31/2010........     0.534008         0.561759               0
 01/01/2011 to 04/29/2011........     0.561759         0.596108               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    36.127659        37.685749               0
 01/01/2007 to 12/31/2007........    37.685749        44.387759              46
 01/01/2008 to 12/31/2008........    44.387759        23.550536              43
 01/01/2009 to 12/31/2009........    23.550536        34.392469             308
 01/01/2010 to 12/31/2010........    34.392469        38.747323              45
 01/01/2011 to 12/31/2011........    38.747323        36.730835              44
 01/01/2012 to 12/31/2012........    36.730835        39.829026              45
 01/01/2013 to 12/31/2013........    39.829026        51.677326              46
 01/01/2014 to 12/31/2014........    51.677326        56.135040              41
 01/01/2015 to 12/31/2015........    56.135040        56.428132              38
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.531055         1.932832         101,166
 01/01/2007 to 12/31/2007........     1.932832         1.872216          61,185
 01/01/2008 to 12/31/2008........     1.872216         1.084224          34,530
 01/01/2009 to 12/31/2009........     1.084224         1.647106          42,253
 01/01/2010 to 12/31/2010........     1.647106         1.878678          37,366
 01/01/2011 to 12/31/2011........     1.878678         1.578220          55,051
 01/01/2012 to 12/31/2012........     1.578220         1.998300          24,168
 01/01/2013 to 12/31/2013........     1.998300         2.554686          21,640
 01/01/2014 to 12/31/2014........     2.554686         2.357926           5,718
 01/01/2015 to 12/31/2015........     2.357926         2.205609           5,766
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010605         1.043317               0
 01/01/2013 to 12/31/2013........     1.043317         1.041170               0
 01/01/2014 to 12/31/2014........     1.041170         1.076969               0
 01/01/2015 to 12/31/2015........     1.076969         1.010745               0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.320031         2.374605           8,114
 01/01/2013 to 12/31/2013........     2.374605         3.031467               0
 01/01/2014 to 12/31/2014........     3.031467         3.256355               0
 01/01/2015 to 12/31/2015........     3.256355         2.903736               0
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.281355         2.485470          75,819
 01/01/2007 to 12/31/2007........     2.485470         2.512446          37,943
 01/01/2008 to 12/31/2008........     2.512446         1.292715          35,455
 01/01/2009 to 12/31/2009........     1.292715         1.871125           7,707
 01/01/2010 to 12/31/2010........     1.871125         2.310726          14,338
 01/01/2011 to 12/31/2011........     2.310726         2.112827          12,015

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 04/27/2012........     2.112827         2.331533              0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.264812         1.414967         23,002
 01/01/2007 to 12/31/2007........     1.414967         1.539561         27,495
 01/01/2008 to 12/31/2008........     1.539561         0.924091          4,559
 01/01/2009 to 12/31/2009........     0.924091         1.211524          5,592
 01/01/2010 to 12/31/2010........     1.211524         1.497741          5,554
 01/01/2011 to 12/31/2011........     1.497741         1.451544          5,522
 01/01/2012 to 12/31/2012........     1.451544         1.681176          6,907
 01/01/2013 to 12/31/2013........     1.681176         2.308811          2,394
 01/01/2014 to 12/31/2014........     2.308811         2.440901          2,379
 01/01/2015 to 12/31/2015........     2.440901         2.350480          2,364
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.471088         0.473203              0
 01/01/2007 to 12/31/2007........     0.473203         0.516343              0
 01/01/2008 to 12/31/2008........     0.516343         0.320963              0
 01/01/2009 to 12/31/2009........     0.320963         0.438858              0
 01/01/2010 to 12/31/2010........     0.438858         0.478602              0
 01/01/2011 to 12/31/2011........     0.478602         0.469950              0
 01/01/2012 to 12/31/2012........     0.469950         0.531986         24,401
 01/01/2013 to 12/31/2013........     0.531986         0.712641         17,102
 01/01/2014 to 12/31/2014........     0.712641         0.759225         12,648
 01/01/2015 to 12/31/2015........     0.759225         0.822215         11,715
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.360154         8.814778              0
 01/01/2007 to 12/31/2007........     8.814778         9.868827            401
 01/01/2008 to 12/31/2008........     9.868827         5.226372          1,408
 01/01/2009 to 12/31/2009........     5.226372         7.358053          1,431
 01/01/2010 to 12/31/2010........     7.358053         7.886216          1,420
 01/01/2011 to 12/31/2011........     7.886216         7.619846          1,118
 01/01/2012 to 04/27/2012........     7.619846         8.554182              0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.472098         0.474564              0
 01/01/2007 to 12/31/2007........     0.474564         0.518549              0
 01/01/2008 to 12/31/2008........     0.518549         0.322196              0
 01/01/2009 to 12/31/2009........     0.322196         0.441551              0
 01/01/2010 to 12/31/2010........     0.441551         0.482092              0
 01/01/2011 to 12/31/2011........     0.482092         0.473779              0
 01/01/2012 to 12/31/2012........     0.473779         0.536424              0
 01/01/2013 to 12/31/2013........     0.536424         0.719485              0
 01/01/2014 to 12/31/2014........     0.719485         0.767319              0
 01/01/2015 to 12/31/2015........     0.767319         0.831921              0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012660         1.045354              0
 01/01/2013 to 12/31/2013........     1.045354         1.136665              0
 01/01/2014 to 12/31/2014........     1.136665         1.191283              0
 01/01/2015 to 12/31/2015........     1.191283         1.177547              0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.603573        13.791247              0
 01/01/2014 to 12/31/2014........    13.791247        13.979860              0
 01/01/2015 to 12/31/2015........    13.979860        13.864321              0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         7.950715              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.950715         9.957092          2,703
 01/01/2010 to 12/31/2010........     9.957092        10.908234              0
 01/01/2011 to 12/31/2011........    10.908234        10.915453          2,347
 01/01/2012 to 12/31/2012........    10.915453        12.028704              0
 01/01/2013 to 04/26/2013........    12.028704        12.530088              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.587577         2.950849         14,094
 01/01/2007 to 12/31/2007........     2.950849         3.226693          2,930
 01/01/2008 to 12/31/2008........     3.226693         2.021217          5,691
 01/01/2009 to 12/31/2009........     2.021217         2.572824          2,862
 01/01/2010 to 12/31/2010........     2.572824         3.206516          2,198
 01/01/2011 to 12/31/2011........     3.206516         3.152219          2,141
 01/01/2012 to 12/31/2012........     3.152219         3.528534          2,145
 01/01/2013 to 12/31/2013........     3.528534         4.863453          1,607
 01/01/2014 to 12/31/2014........     4.863453         4.931613          1,607
 01/01/2015 to 12/31/2015........     4.931613         4.747361          1,607
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.609256         2.978427         20,003
 01/01/2007 to 12/31/2007........     2.978427         3.259939         15,047
 01/01/2008 to 12/31/2008........     3.259939         2.044098          3,606
 01/01/2009 to 12/31/2009........     2.044098         2.604429          4,944
 01/01/2010 to 12/31/2010........     2.604429         3.249234          2,711
 01/01/2011 to 12/31/2011........     3.249234         3.197454            496
 01/01/2012 to 12/31/2012........     3.197454         3.582662              0
 01/01/2013 to 12/31/2013........     3.582662         4.943037              0
 01/01/2014 to 12/31/2014........     4.943037         5.017110              0
 01/01/2015 to 12/31/2015........     5.017110         4.834657              0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.974222         1.047280         26,231
 01/01/2007 to 12/31/2007........     1.047280         1.070180         26,345
 01/01/2008 to 12/31/2008........     1.070180         0.615297         25,208
 01/01/2009 to 12/31/2009........     0.615297         0.781702         24,207
 01/01/2010 to 12/31/2010........     0.781702         1.005929         25,158
 01/01/2011 to 12/31/2011........     1.005929         1.012613         21,250
 01/01/2012 to 12/31/2012........     1.012613         1.100025         21,070
 01/01/2013 to 12/31/2013........     1.100025         1.599115         29,321
 01/01/2014 to 12/31/2014........     1.599115         1.581305         11,315
 01/01/2015 to 12/31/2015........     1.581305         1.571326         11,315
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.597498         1.708349         82,813
 01/01/2007 to 12/31/2007........     1.708349         1.783117         78,255
 01/01/2008 to 12/31/2008........     1.783117         1.421860         73,040
 01/01/2009 to 12/31/2009........     1.421860         1.905276         58,876
 01/01/2010 to 12/31/2010........     1.905276         2.108652         37,042
 01/01/2011 to 12/31/2011........     2.108652         2.158086         24,963
 01/01/2012 to 12/31/2012........     2.158086         2.387789         33,184
 01/01/2013 to 12/31/2013........     2.387789         2.525997         26,298
 01/01/2014 to 12/31/2014........     2.525997         2.594249         14,432
 01/01/2015 to 12/31/2015........     2.594249         2.486338         14,473
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.277353         3.603719         14,127
 01/01/2007 to 12/31/2007........     3.603719         3.282074          9,924
 01/01/2008 to 12/31/2008........     3.282074         1.732791          7,432

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.732791         2.398216          7,397
 01/01/2010 to 12/31/2010........     2.398216         2.697728          5,308
 01/01/2011 to 12/31/2011........     2.697728         2.816053          5,156
 01/01/2012 to 12/31/2012........     2.816053         3.079655          3,475
 01/01/2013 to 12/31/2013........     3.079655         4.120798          3,139
 01/01/2014 to 12/31/2014........     4.120798         4.106804              0
 01/01/2015 to 12/31/2015........     4.106804         3.636409              0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.325297         3.658283         24,323
 01/01/2007 to 12/31/2007........     3.658283         3.333417         14,369
 01/01/2008 to 12/31/2008........     3.333417         1.760758         11,855
 01/01/2009 to 12/31/2009........     1.760758         2.438083         13,870
 01/01/2010 to 12/31/2010........     2.438083         2.743894         12,030
 01/01/2011 to 12/31/2011........     2.743894         2.865706          2,566
 01/01/2012 to 12/31/2012........     2.865706         3.135538          3,897
 01/01/2013 to 12/31/2013........     3.135538         4.197796          1,063
 01/01/2014 to 12/31/2014........     4.197796         4.185594          1,056
 01/01/2015 to 12/31/2015........     4.185594         3.707952          1,049
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987193         9.724128          4,538
 01/01/2012 to 12/31/2012........     9.724128         9.944730              0
 01/01/2013 to 12/31/2013........     9.944730         9.856026              0
 01/01/2014 to 12/31/2014........     9.856026         9.758172              0
 01/01/2015 to 12/31/2015........     9.758172         9.500649              0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.102071        12.580693          2,941
 01/01/2007 to 12/31/2007........    12.580693        12.726895          2,939
 01/01/2008 to 12/31/2008........    12.726895         7.424591          2,935
 01/01/2009 to 12/31/2009........     7.424591         9.564455          2,932
 01/01/2010 to 12/31/2010........     9.564455        10.840802          2,929
 01/01/2011 to 04/29/2011........    10.840802        11.730385              0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.694668         9.972411          2,926
 01/01/2012 to 12/31/2012........     9.972411        11.404591              0
 01/01/2013 to 12/31/2013........    11.404591        14.470160              0
 01/01/2014 to 12/31/2014........    14.470160        14.897912              0
 01/01/2015 to 12/31/2015........    14.897912        14.302463              0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.254906        10.739749              0
 01/01/2007 to 12/31/2007........    10.739749        11.106799              0
 01/01/2008 to 12/31/2008........    11.106799         9.315287         28,616
 01/01/2009 to 12/31/2009........     9.315287        10.999521            997
 01/01/2010 to 12/31/2010........    10.999521        11.859628            997
 01/01/2011 to 12/31/2011........    11.859628        11.997446            996
 01/01/2012 to 12/31/2012........    11.997446        12.831605            995
 01/01/2013 to 12/31/2013........    12.831605        13.110053            995
 01/01/2014 to 12/31/2014........    13.110053        13.418405              0
 01/01/2015 to 12/31/2015........    13.418405        13.069136              0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.471891        11.226706              0
 01/01/2007 to 12/31/2007........    11.226706        11.526811          9,938
 01/01/2008 to 12/31/2008........    11.526811         8.853522              0
 01/01/2009 to 12/31/2009........     8.853522        10.727624         14,233

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    10.727624        11.721470         13,598
 01/01/2011 to 12/31/2011........    11.721470        11.604606         12,922
 01/01/2012 to 12/31/2012........    11.604606        12.670904         12,299
 01/01/2013 to 12/31/2013........    12.670904        13.770021         11,694
 01/01/2014 to 12/31/2014........    13.770021        14.155211         11,071
 01/01/2015 to 12/31/2015........    14.155211        13.719109         10,436
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.701694        11.726488         20,728
 01/01/2007 to 12/31/2007........    11.726488        11.986534         40,156
 01/01/2008 to 12/31/2008........    11.986534         8.380231         26,032
 01/01/2009 to 12/31/2009........     8.380231        10.388402         21,231
 01/01/2010 to 12/31/2010........    10.388402        11.518240         20,335
 01/01/2011 to 12/31/2011........    11.518240        11.130529         19,135
 01/01/2012 to 12/31/2012........    11.130529        12.347306         23,245
 01/01/2013 to 12/31/2013........    12.347306        14.272342         17,556
 01/01/2014 to 12/31/2014........    14.272342        14.688924          7,325
 01/01/2015 to 12/31/2015........    14.688924        14.208387              0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.926575        12.227369         14,394
 01/01/2007 to 12/31/2007........    12.227369        12.439069         19,365
 01/01/2008 to 12/31/2008........    12.439069         7.906563         37,246
 01/01/2009 to 12/31/2009........     7.906563         9.999785         33,416
 01/01/2010 to 12/31/2010........     9.999785        11.237078          4,385
 01/01/2011 to 12/31/2011........    11.237078        10.594228          4,343
 01/01/2012 to 12/31/2012........    10.594228        11.975033          4,306
 01/01/2013 to 12/31/2013........    11.975033        14.584356          4,274
 01/01/2014 to 12/31/2014........    14.584356        15.035309          4,223
 01/01/2015 to 12/31/2015........    15.035309        14.480338          4,168
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         7.002190              0
 01/01/2009 to 12/31/2009........     7.002190         8.818786              0
 01/01/2010 to 12/31/2010........     8.818786         9.507876              0
 01/01/2011 to 12/31/2011........     9.507876         9.151333              0
 01/01/2012 to 12/31/2012........     9.151333        10.410179              0
 01/01/2013 to 04/26/2013........    10.410179        11.183989              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.255865        12.774505              0
 01/01/2014 to 04/25/2014........    12.774505        12.696845              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.935849        10.351571              0
 01/01/2013 to 12/31/2013........    10.351571        11.598045              0
 01/01/2014 to 12/31/2014........    11.598045        12.459022              0
 01/01/2015 to 12/31/2015........    12.459022        11.707250              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.391243         1.497022         13,730
 01/01/2007 to 12/31/2007........     1.497022         1.576713          6,877
 01/01/2008 to 12/31/2008........     1.576713         0.982693          4,193
 01/01/2009 to 12/31/2009........     0.982693         1.316812          5,796
 01/01/2010 to 12/31/2010........     1.316812         1.625479          4,890
 01/01/2011 to 12/31/2011........     1.625479         1.557724            516
 01/01/2012 to 12/31/2012........     1.557724         1.790397            336
 01/01/2013 to 12/31/2013........     1.790397         2.329948              0
 01/01/2014 to 12/31/2014........     2.329948         2.493254              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     2.493254         2.378627               0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.763184        11.205160               0
 01/01/2014 to 12/31/2014........    11.205160        11.994448               0
 01/01/2015 to 12/31/2015........    11.994448        11.608647               0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.416003         3.855139           3,190
 01/01/2007 to 12/31/2007........     3.855139         3.964364           2,281
 01/01/2008 to 12/31/2008........     3.964364         2.436584           2,359
 01/01/2009 to 12/31/2009........     2.436584         3.005903           2,350
 01/01/2010 to 12/31/2010........     3.005903         3.371683           2,250
 01/01/2011 to 12/31/2011........     3.371683         3.357426           2,097
 01/01/2012 to 12/31/2012........     3.357426         3.796403           1,968
 01/01/2013 to 12/31/2013........     3.796403         4.898398               0
 01/01/2014 to 12/31/2014........     4.898398         5.427619               0
 01/01/2015 to 12/31/2015........     5.427619         5.366048               0
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.605513         8.975089               0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.867501         0.905052               0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.244632         1.543379          71,829
 01/01/2007 to 12/31/2007........     1.543379         1.712843          99,699
 01/01/2008 to 12/31/2008........     1.712843         0.967084         122,309
 01/01/2009 to 12/31/2009........     0.967084         1.246534          50,517
 01/01/2010 to 12/31/2010........     1.246534         1.360540          47,280
 01/01/2011 to 12/31/2011........     1.360540         1.190159          40,566
 01/01/2012 to 12/31/2012........     1.190159         1.360684          39,128
 01/01/2013 to 12/31/2013........     1.360684         1.589797          36,134
 01/01/2014 to 12/31/2014........     1.589797         1.449290          10,681
 01/01/2015 to 12/31/2015........     1.449290         1.394691          10,779
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........     3.591086         3.938285          39,408
 01/01/2007 to 12/31/2007........     3.938285         4.016800          24,518
 01/01/2008 to 12/31/2008........     4.016800         3.055626          20,106
 01/01/2009 to 12/31/2009........     3.055626         3.541572           6,569
 01/01/2010 to 12/31/2010........     3.541572         3.809704           6,117
 01/01/2011 to 12/31/2011........     3.809704         3.813152             935
 01/01/2012 to 12/31/2012........     3.813152         4.157802             953
 01/01/2013 to 12/31/2013........     4.157802         4.835165               0
 01/01/2014 to 12/31/2014........     4.835165         5.133249               0
 01/01/2015 to 12/31/2015........     5.133249         5.008990               0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.212374         1.399731          30,279
 01/01/2007 to 12/31/2007........     1.399731         1.315967          32,462
 01/01/2008 to 12/31/2008........     1.315967         0.854676          42,165
 01/01/2009 to 12/31/2009........     0.854676         1.009695          37,135
 01/01/2010 to 12/31/2010........     1.009695         1.099806          32,240
 01/01/2011 to 12/31/2011........     1.099806         1.084420          36,532
 01/01/2012 to 12/31/2012........     1.084420         1.235659          34,955
 01/01/2013 to 12/31/2013........     1.235659         1.638983          22,036
 01/01/2014 to 12/31/2014........     1.638983         1.775323           5,443
 01/01/2015 to 12/31/2015........     1.775323         1.732958           5,381

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.603205           2.847923          5,681
 01/01/2007 to 12/31/2007........   2.847923           2.899731          1,939
 01/01/2008 to 12/31/2008........   2.899731           1.729921          2,131
 01/01/2009 to 12/31/2009........   1.729921           2.058967          2,118
 01/01/2010 to 12/31/2010........   2.058967           2.305225          2,055
 01/01/2011 to 12/31/2011........   2.305225           2.114340          1,936
 01/01/2012 to 12/31/2012........   2.114340           2.391658          1,777
 01/01/2013 to 04/26/2013........   2.391658           2.627676              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997754           6.570607            799
 01/01/2009 to 12/31/2009........   6.570607           8.039157            859
 01/01/2010 to 12/31/2010........   8.039157           8.744321            875
 01/01/2011 to 12/31/2011........   8.744321           8.520387            624
 01/01/2012 to 12/31/2012........   8.520387           9.508166            610
 01/01/2013 to 04/26/2013........   9.508166          10.393854              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.220906           1.410715         62,250
 01/01/2007 to 12/31/2007........   1.410715           1.327641         35,906
 01/01/2008 to 12/31/2008........   1.327641           0.863456          2,967
 01/01/2009 to 12/31/2009........   0.863456           1.020795          2,939
 01/01/2010 to 12/31/2010........   1.020795           1.112637          2,916
 01/01/2011 to 12/31/2011........   1.112637           1.098891          2,896
 01/01/2012 to 12/31/2012........   1.098891           1.252957          2,875
 01/01/2013 to 12/31/2013........   1.252957           1.664970          2,855
 01/01/2014 to 12/31/2014........   1.664970           1.804549          2,837
 01/01/2015 to 12/31/2015........   1.804549           1.763149          2,820
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.629272           2.879222         21,779
 01/01/2007 to 12/31/2007........   2.879222           2.934480         29,926
 01/01/2008 to 12/31/2008........   2.934480           1.752631            836
 01/01/2009 to 12/31/2009........   1.752631           2.088957            946
 01/01/2010 to 12/31/2010........   2.088957           2.341238            975
 01/01/2011 to 12/31/2011........   2.341238           2.149364            962
 01/01/2012 to 12/31/2012........   2.149364           2.433764              0
 01/01/2013 to 04/26/2013........   2.433764           2.674886              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.181690           1.366533         15,166
 01/01/2011 to 12/31/2011........   1.366533           1.246180         14,859
 01/01/2012 to 12/31/2012........   1.246180           1.334072         12,341
 01/01/2013 to 12/31/2013........   1.334072           1.817061          9,660
 01/01/2014 to 12/31/2014........   1.817061           1.798240          5,414
 01/01/2015 to 12/31/2015........   1.798240           1.673256          5,402
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.638441           1.790826         42,408
 01/01/2007 to 12/31/2007........   1.790826           1.896577         44,510
 01/01/2008 to 12/31/2008........   1.896577           0.828031         19,408
 01/01/2009 to 12/31/2009........   0.828031           1.083252          9,405
 01/01/2010 to 04/30/2010........   1.083252           1.169912              0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.182402           1.453267              0
 01/01/2007 to 12/31/2007........   1.453267           1.573391              0
 01/01/2008 to 12/31/2008........   1.573391           0.890901              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     0.890901         1.119727              0
 01/01/2010 to 12/31/2010........     1.119727         1.183829              0
 01/01/2011 to 12/31/2011........     1.183829         1.013133              0
 01/01/2012 to 12/31/2012........     1.013133         1.171361              0
 01/01/2013 to 12/31/2013........     1.171361         1.394570              0
 01/01/2014 to 12/31/2014........     1.394570         1.280634              0
 01/01/2015 to 12/31/2015........     1.280634         1.238586              0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........     1.792225         2.044681         13,083
 01/01/2007 to 12/31/2007........     2.044681         1.929019         13,130
 01/01/2008 to 12/31/2008........     1.929019         1.161132         11,963
 01/01/2009 to 12/31/2009........     1.161132         1.283563         12,691
 01/01/2010 to 12/31/2010........     1.283563         1.525914         12,609
 01/01/2011 to 12/31/2011........     1.525914         1.577341         10,475
 01/01/2012 to 12/31/2012........     1.577341         1.695876          8,781
 01/01/2013 to 12/31/2013........     1.695876         2.295982         11,272
 01/01/2014 to 12/31/2014........     2.295982         2.242629          2,571
 01/01/2015 to 12/31/2015........     2.242629         2.205470          2,570
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.406498         1.580264              0
 01/01/2007 to 12/31/2007........     1.580264         1.506066          3,107
 01/01/2008 to 12/31/2008........     1.506066         0.910304          3,106
 01/01/2009 to 12/31/2009........     0.910304         1.219686          3,105
 01/01/2010 to 12/31/2010........     1.219686         1.468110          3,104
 01/01/2011 to 12/31/2011........     1.468110         1.362486          3,103
 01/01/2012 to 12/31/2012........     1.362486         1.405242          3,102
 01/01/2013 to 04/26/2013........     1.405242         1.520525              0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.797420         2.054115         47,434
 01/01/2007 to 12/31/2007........     2.054115         1.940222         40,032
 01/01/2008 to 12/31/2008........     1.940222         1.168910         19,957
 01/01/2009 to 12/31/2009........     1.168910         1.293156          7,083
 01/01/2010 to 12/31/2010........     1.293156         1.538721          7,047
 01/01/2011 to 12/31/2011........     1.538721         1.591360          5,232
 01/01/2012 to 12/31/2012........     1.591360         1.713262          5,211
 01/01/2013 to 12/31/2013........     1.713262         2.322611          2,651
 01/01/2014 to 12/31/2014........     2.322611         2.271136          2,634
 01/01/2015 to 12/31/2015........     2.271136         2.234575          2,618
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    15.886236        18.109813            571
 01/01/2007 to 12/31/2007........    18.109813        18.851238            542
 01/01/2008 to 12/31/2008........    18.851238        10.977278          1,308
 01/01/2009 to 12/31/2009........    10.977278        15.034985          1,203
 01/01/2010 to 12/31/2010........    15.034985        17.076183          1,189
 01/01/2011 to 12/31/2011........    17.076183        15.324030            937
 01/01/2012 to 12/31/2012........    15.324030        18.190324            430
 01/01/2013 to 12/31/2013........    18.190324        22.653303            314
 01/01/2014 to 12/31/2014........    22.653303        22.669060            214
 01/01/2015 to 12/31/2015........    22.669060        23.083098            209
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997754         6.539896              0
 01/01/2009 to 12/31/2009........     6.539896         8.497277              0
 01/01/2010 to 12/31/2010........     8.497277         8.962532              0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     8.962532         8.175364               0
 01/01/2012 to 12/31/2012........     8.175364         9.787757               0
 01/01/2013 to 04/26/2013........     9.787757        10.383926               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999719         1.030951               0
 01/01/2015 to 12/31/2015........     1.030951         0.954708               0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.782931        10.841495               0
 01/01/2007 to 12/31/2007........    10.841495        11.767148               0
 01/01/2008 to 12/31/2008........    11.767148        10.733538          10,606
 01/01/2009 to 12/31/2009........    10.733538        12.413781           5,521
 01/01/2010 to 12/31/2010........    12.413781        13.105836           3,811
 01/01/2011 to 12/31/2011........    13.105836        14.271213           6,222
 01/01/2012 to 12/31/2012........    14.271213        15.256787           3,084
 01/01/2013 to 12/31/2013........    15.256787        13.560780             559
 01/01/2014 to 12/31/2014........    13.560780        13.669980             349
 01/01/2015 to 12/31/2015........    13.669980        12.976047             376
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.181130         1.209509         140,044
 01/01/2007 to 12/31/2007........     1.209509         1.274466         125,567
 01/01/2008 to 12/31/2008........     1.274466         1.253655          79,120
 01/01/2009 to 12/31/2009........     1.253655         1.449658         271,476
 01/01/2010 to 12/31/2010........     1.449658         1.536291         262,673
 01/01/2011 to 12/31/2011........     1.536291         1.552910         144,518
 01/01/2012 to 12/31/2012........     1.552910         1.662273          97,714
 01/01/2013 to 12/31/2013........     1.662273         1.597349          81,723
 01/01/2014 to 12/31/2014........     1.597349         1.630537          55,339
 01/01/2015 to 12/31/2015........     1.630537         1.597531          47,406
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.702228        10.820402               0
 01/01/2013 to 12/31/2013........    10.820402        10.121720               0
 01/01/2014 to 12/31/2014........    10.121720        10.665690               0
 01/01/2015 to 12/31/2015........    10.665690        10.494205               0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214283        10.704310               0
 01/01/2014 to 12/31/2014........    10.704310        11.393303               0
 01/01/2015 to 12/31/2015........    11.393303        11.022422               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.514345         1.744540          29,627
 01/01/2007 to 12/31/2007........     1.744540         1.679813           4,432
 01/01/2008 to 12/31/2008........     1.679813         1.091499           4,815
 01/01/2009 to 12/31/2009........     1.091499         1.343751           4,820
 01/01/2010 to 12/31/2010........     1.343751         1.666412           5,076
 01/01/2011 to 12/31/2011........     1.666412         1.562667           4,890
 01/01/2012 to 12/31/2012........     1.562667         1.776523           5,199
 01/01/2013 to 12/31/2013........     1.776523         2.405052               0
 01/01/2014 to 12/31/2014........     2.405052         2.468911               0
 01/01/2015 to 12/31/2015........     2.468911         2.310161               0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010638         1.063387               0
 01/01/2013 to 12/31/2013........     1.063387         1.147148               0
 01/01/2014 to 12/31/2014........     1.147148         1.210849               0
 01/01/2015 to 12/31/2015........     1.210849         1.175850               0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.473677        11.070908               0
 01/01/2007 to 12/31/2007........    11.070908        11.430585               0
 01/01/2008 to 12/31/2008........    11.430585         8.391697               0
 01/01/2009 to 12/31/2009........     8.391697        10.267504               0
 01/01/2010 to 12/31/2010........    10.267504        11.290419               0
 01/01/2011 to 12/31/2011........    11.290419        11.179172               0
 01/01/2012 to 12/31/2012........    11.179172        12.357921               0
 01/01/2013 to 12/31/2013........    12.357921        13.672826               0
 01/01/2014 to 12/31/2014........    13.672826        14.173906               0
 01/01/2015 to 12/31/2015........    14.173906        13.613658               0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.663832        11.323661               0
 01/01/2007 to 12/31/2007........    11.323661        11.715944               0
 01/01/2008 to 12/31/2008........    11.715944         7.693486               0
 01/01/2009 to 12/31/2009........     7.693486         9.730686               0
 01/01/2010 to 12/31/2010........     9.730686        10.882702               0
 01/01/2011 to 12/31/2011........    10.882702        10.435307               0
 01/01/2012 to 12/31/2012........    10.435307        11.759200               0
 01/01/2013 to 12/31/2013........    11.759200        13.602685               0
 01/01/2014 to 12/31/2014........    13.602685        14.043501               0
 01/01/2015 to 12/31/2015........    14.043501        13.440543               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.211211         1.339573          29,022
 01/01/2007 to 12/31/2007........     1.339573         1.432337          25,986
 01/01/2008 to 12/31/2008........     1.432337         0.813799          15,214
 01/01/2009 to 12/31/2009........     0.813799         1.140418          18,190
 01/01/2010 to 12/31/2010........     1.140418         1.304368          16,312
 01/01/2011 to 12/31/2011........     1.304368         1.260890          10,181
 01/01/2012 to 12/31/2012........     1.260890         1.465844          10,818
 01/01/2013 to 12/31/2013........     1.465844         1.992871          21,653
 01/01/2014 to 12/31/2014........     1.992871         2.124753           5,310
 01/01/2015 to 12/31/2015........     2.124753         2.300475           5,170
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.460312         0.475108          22,315
 01/01/2007 to 12/31/2007........     0.475108         0.612139          26,080
 01/01/2008 to 12/31/2008........     0.612139         0.333103          20,949
 01/01/2009 to 12/31/2009........     0.333103         0.518809          37,202
 01/01/2010 to 12/31/2010........     0.518809         0.649038          19,728
 01/01/2011 to 12/31/2011........     0.649038         0.572970          21,010
 01/01/2012 to 12/31/2012........     0.572970         0.629302          22,720
 01/01/2013 to 04/26/2013........     0.629302         0.656716               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.779272         0.810563          90,073
 01/01/2007 to 12/31/2007........     0.810563         0.934079         103,454
 01/01/2008 to 12/31/2008........     0.934079         0.551325         107,546
 01/01/2009 to 12/31/2009........     0.551325         0.785752          33,818
 01/01/2010 to 12/31/2010........     0.785752         0.982932          33,961
 01/01/2011 to 12/31/2011........     0.982932         0.947158          21,629
 01/01/2012 to 12/31/2012........     0.947158         1.054797          12,532
 01/01/2013 to 12/31/2013........     1.054797         1.411410          22,232
 01/01/2014 to 12/31/2014........     1.411410         1.559416           5,044
 01/01/2015 to 12/31/2015........     1.559416         1.629729           5,044

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.360754         1.381585           57,256
 01/01/2007 to 12/31/2007........   1.381585         1.482417           33,171
 01/01/2008 to 12/31/2008........   1.482417         0.924804           47,212
 01/01/2009 to 12/31/2009........   0.924804         1.256087            9,087
 01/01/2010 to 12/31/2010........   1.256087         1.657190           10,613
 01/01/2011 to 12/31/2011........   1.657190         1.647125           10,429
 01/01/2012 to 12/31/2012........   1.647125         1.870231            8,058
 01/01/2013 to 12/31/2013........   1.870231         2.641659           12,826
 01/01/2014 to 12/31/2014........   2.641659         2.760068            5,536
 01/01/2015 to 12/31/2015........   2.760068         2.770681            5,536
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.860388         1.910692           16,977
 01/01/2007 to 12/31/2007........   1.910692         1.941043           10,987
 01/01/2008 to 12/31/2008........   1.941043         1.612071            4,977
 01/01/2009 to 12/31/2009........   1.612071         2.083087           15,369
 01/01/2010 to 12/31/2010........   2.083087         2.295023            6,327
 01/01/2011 to 12/31/2011........   2.295023         2.379785            7,448
 01/01/2012 to 12/31/2012........   2.379785         2.594530            3,680
 01/01/2013 to 12/31/2013........   2.594530         2.562901            1,098
 01/01/2014 to 12/31/2014........   2.562901         2.643702                0
 01/01/2015 to 12/31/2015........   2.643702         2.538235                0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.878977         1.930329           97,253
 01/01/2007 to 12/31/2007........   1.930329         1.964483           72,467
 01/01/2008 to 12/31/2008........   1.964483         1.633638           43,385
 01/01/2009 to 12/31/2009........   1.633638         2.112289           30,608
 01/01/2010 to 12/31/2010........   2.112289         2.330677           30,804
 01/01/2011 to 12/31/2011........   2.330677         2.418818           12,570
 01/01/2012 to 12/31/2012........   2.418818         2.637181                0
 01/01/2013 to 12/31/2013........   2.637181         2.607827                0
 01/01/2014 to 12/31/2014........   2.607827         2.692846                0
 01/01/2015 to 12/31/2015........   2.692846         2.588194                0
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.468099         1.494700           70,250
 01/01/2007 to 12/31/2007........   1.494700         1.523268           79,306
 01/01/2008 to 12/31/2008........   1.523268         1.484334           41,252
 01/01/2009 to 12/31/2009........   1.484334         1.513554           35,855
 01/01/2010 to 12/31/2010........   1.513554         1.564290           36,485
 01/01/2011 to 12/31/2011........   1.564290         1.613338           28,409
 01/01/2012 to 12/31/2012........   1.613338         1.628597           29,100
 01/01/2013 to 12/31/2013........   1.628597         1.581105           23,214
 01/01/2014 to 12/31/2014........   1.581105         1.588524            5,459
 01/01/2015 to 12/31/2015........   1.588524         1.561068            5,788
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.482837         1.510579           88,726
 01/01/2007 to 12/31/2007........   1.510579         1.540916           69,375
 01/01/2008 to 12/31/2008........   1.540916         1.503104           27,814
 01/01/2009 to 12/31/2009........   1.503104         1.534245           23,823
 01/01/2010 to 12/31/2010........   1.534245         1.588358           24,205
 01/01/2011 to 12/31/2011........   1.588358         1.638412           11,033
 01/01/2012 to 12/31/2012........   1.638412         1.655508                0
 01/01/2013 to 12/31/2013........   1.655508         1.609759                0

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.609759         1.617528              0
 01/01/2015 to 12/31/2015........     1.617528         1.591012              0
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    34.053051        36.782369             93
 01/01/2007 to 12/31/2007........    36.782369        38.055879             92
 01/01/2008 to 12/31/2008........    38.055879        27.973888             84
 01/01/2009 to 12/31/2009........    27.973888        32.065656             92
 01/01/2010 to 12/31/2010........    32.065656        34.341460             96
 01/01/2011 to 12/31/2011........    34.341460        34.853689             91
 01/01/2012 to 12/31/2012........    34.853689        38.276970             93
 01/01/2013 to 12/31/2013........    38.276970        45.104308              0
 01/01/2014 to 12/31/2014........    45.104308        48.731945              0
 01/01/2015 to 12/31/2015........    48.731945        48.838644              0
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.101915         3.474368         15,601
 01/01/2007 to 12/31/2007........     3.474368         3.551321          7,579
 01/01/2008 to 12/31/2008........     3.551321         2.104082          7,478
 01/01/2009 to 12/31/2009........     2.104082         2.713834          7,378
 01/01/2010 to 12/31/2010........     2.713834         2.970180          6,733
 01/01/2011 to 12/31/2011........     2.970180         2.785797          6,788
 01/01/2012 to 12/31/2012........     2.785797         3.073303          6,815
 01/01/2013 to 12/31/2013........     3.073303         4.015383          5,453
 01/01/2014 to 12/31/2014........     4.015383         4.341206              0
 01/01/2015 to 12/31/2015........     4.341206         4.344205              0
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.133819         3.512718         81,447
 01/01/2007 to 12/31/2007........     3.512718         3.593563         66,376
 01/01/2008 to 12/31/2008........     3.593563         2.131294         63,757
 01/01/2009 to 12/31/2009........     2.131294         2.752625         33,958
 01/01/2010 to 12/31/2010........     2.752625         3.015478         32,430
 01/01/2011 to 12/31/2011........     3.015478         2.830940          3,670
 01/01/2012 to 12/31/2012........     2.830940         3.125446            832
 01/01/2013 to 12/31/2013........     3.125446         4.088710              0
 01/01/2014 to 12/31/2014........     4.088710         4.424207              0
 01/01/2015 to 12/31/2015........     4.424207         4.432677              0
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     6.688046         6.716085            772
 01/01/2008 to 12/31/2008........     6.716085         4.124698            804
 01/01/2009 to 12/31/2009........     4.124698         4.816735            817
 01/01/2010 to 12/31/2010........     4.816735         5.306798            821
 01/01/2011 to 12/31/2011........     5.306798         5.212597            817
 01/01/2012 to 12/31/2012........     5.212597         5.791201            817
 01/01/2013 to 12/31/2013........     5.791201         7.618837              0
 01/01/2014 to 12/31/2014........     7.618837         8.472306              0
 01/01/2015 to 12/31/2015........     8.472306         8.673411              0
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     5.778706         6.445011            780
 01/01/2007 to 04/27/2007........     6.445011         6.744777              0

                                             AMERICAN FORERUNNER - 2.3
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    13.671130        14.264903             361
 01/01/2007 to 12/31/2007........    14.264903        14.402794           5,903
 01/01/2008 to 12/31/2008........    14.402794        12.758660           1,897
 01/01/2009 to 12/31/2009........    12.758660        14.040382           1,952
 01/01/2010 to 12/31/2010........    14.040382        14.605456           1,951
 01/01/2011 to 12/31/2011........    14.605456        15.145505           2,004
 01/01/2012 to 12/31/2012........    15.145505        15.594606           1,812
 01/01/2013 to 12/31/2013........    15.594606        14.911066           1,329
 01/01/2014 to 12/31/2014........    14.911066        15.341161           1,681
 01/01/2015 to 12/31/2015........    15.341161        15.033439           1,699
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.251597         2.729860          82,271
 01/01/2007 to 12/31/2007........     2.729860         3.239059         116,556
 01/01/2008 to 12/31/2008........     3.239059         1.471055          75,397
 01/01/2009 to 12/31/2009........     1.471055         2.318836          31,751
 01/01/2010 to 12/31/2010........     2.318836         2.774104          26,184
 01/01/2011 to 12/31/2011........     2.774104         2.192076          23,572
 01/01/2012 to 12/31/2012........     2.192076         2.531358          19,368
 01/01/2013 to 12/31/2013........     2.531358         3.173404           9,574
 01/01/2014 to 12/31/2014........     3.173404         3.167065          11,122
 01/01/2015 to 12/31/2015........     3.167065         3.103256          11,137
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    12.043723        12.973278          58,186
 01/01/2007 to 12/31/2007........    12.973278        14.242091          45,319
 01/01/2008 to 12/31/2008........    14.242091         7.797364          36,510
 01/01/2009 to 12/31/2009........     7.797364        10.623307          30,599
 01/01/2010 to 12/31/2010........    10.623307        12.321390          29,908
 01/01/2011 to 12/31/2011........    12.321390        11.526758          22,371
 01/01/2012 to 12/31/2012........    11.526758        13.278529          20,187
 01/01/2013 to 12/31/2013........    13.278529        16.883018          14,089
 01/01/2014 to 12/31/2014........    16.883018        17.903044           1,015
 01/01/2015 to 12/31/2015........    17.903044        18.695848             987
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.376225         9.430876          67,103
 01/01/2007 to 12/31/2007........     9.430876         9.680001          61,725
 01/01/2008 to 12/31/2008........     9.680001         5.878832          46,419
 01/01/2009 to 12/31/2009........     5.878832         7.540018          43,466
 01/01/2010 to 12/31/2010........     7.540018         8.210688          40,797
 01/01/2011 to 12/31/2011........     8.210688         7.877519          29,839
 01/01/2012 to 12/31/2012........     7.877519         9.043227          23,665
 01/01/2013 to 12/31/2013........     9.043227        11.798354          18,096
 01/01/2014 to 12/31/2014........    11.798354        12.756271               0
 01/01/2015 to 12/31/2015........    12.756271        12.647544               0





                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   10.157640        10.462244            0
 01/01/2013 to 12/31/2013........   10.462244        11.398136            0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    11.398136        11.993412           0
 01/01/2015 to 12/31/2015........    11.993412        11.824007           0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996768         1.036108           0
 01/01/2015 to 12/31/2015........     1.036108         1.005600           0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007808         6.982719           0
 01/01/2009 to 12/31/2009........     6.982719         8.851680           0
 01/01/2010 to 12/31/2010........     8.851680         9.731627           0
 01/01/2011 to 12/31/2011........     9.731627         9.336384           0
 01/01/2012 to 12/31/2012........     9.336384        10.388559           0
 01/01/2013 to 12/31/2013........    10.388559        12.070005           0
 01/01/2014 to 12/31/2014........    12.070005        12.546672           0
 01/01/2015 to 12/31/2015........    12.546672        12.211439           0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997808         6.333533           0
 01/01/2009 to 12/31/2009........     6.333533         8.321358           0
 01/01/2010 to 12/31/2010........     8.321358         9.256460           0
 01/01/2011 to 12/31/2011........     9.256460         8.644087           0
 01/01/2012 to 12/31/2012........     8.644087         9.841035           0
 01/01/2013 to 12/31/2013........     9.841035        12.068215           0
 01/01/2014 to 12/31/2014........    12.068215        12.584860           0
 01/01/2015 to 12/31/2015........    12.584860        12.242406           0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017807         7.653677           0
 01/01/2009 to 12/31/2009........     7.653677         9.257373           0
 01/01/2010 to 12/31/2010........     9.257373         9.973098           0
 01/01/2011 to 12/31/2011........     9.973098         9.794734           0
 01/01/2012 to 12/31/2012........     9.794734        10.640332           0
 01/01/2013 to 12/31/2013........    10.640332        11.839811           0
 01/01/2014 to 12/31/2014........    11.839811        12.312659           0
 01/01/2015 to 12/31/2015........    12.312659        11.981212           0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.084374        11.443224           0
 01/01/2013 to 12/31/2013........    11.443224        10.836221           0
 01/01/2014 to 12/31/2014........    10.836221        11.046252           0
 01/01/2015 to 12/31/2015........    11.046252         9.790912           0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.433681         1.633423           0
 01/01/2007 to 12/31/2007........     1.633423         1.762107           0
 01/01/2008 to 12/31/2008........     1.762107         0.962999           0
 01/01/2009 to 12/31/2009........     0.962999         1.150516           0
 01/01/2010 to 12/31/2010........     1.150516         1.205123           0
 01/01/2011 to 12/31/2011........     1.205123         0.943469           0
 01/01/2012 to 12/31/2012........     0.943469         1.103787           0
 01/01/2013 to 12/31/2013........     1.103787         1.245715           0
 01/01/2014 to 12/31/2014........     1.245715         1.180221           0
 01/01/2015 to 12/31/2015........     1.180221         1.131742           0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.453615         1.656600           0
 01/01/2007 to 12/31/2007........     1.656600         1.789310           0
 01/01/2008 to 12/31/2008........     1.789310         0.978572           0
 01/01/2009 to 12/31/2009........     0.978572         1.169859           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.169859         1.227409              0
 01/01/2011 to 12/31/2011........     1.227409         0.962750              0
 01/01/2012 to 12/31/2012........     0.962750         1.126601              0
 01/01/2013 to 12/31/2013........     1.126601         1.273218              0
 01/01/2014 to 12/31/2014........     1.273218         1.208158              0
 01/01/2015 to 12/31/2015........     1.208158         1.158806              0
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.229186         1.250855              0
 01/01/2007 to 12/31/2007........     1.250855         1.307618              0
 01/01/2008 to 12/31/2008........     1.307618         1.353827              0
 01/01/2009 to 12/31/2009........     1.353827         1.393103              0
 01/01/2010 to 12/31/2010........     1.393103         1.443264              0
 01/01/2011 to 12/31/2011........     1.443264         1.517799              0
 01/01/2012 to 12/31/2012........     1.517799         1.541512              0
 01/01/2013 to 12/31/2013........     1.541512         1.472733              0
 01/01/2014 to 12/31/2014........     1.472733         1.522654              0
 01/01/2015 to 12/31/2015........     1.522654         1.493838              0
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.950841         4.033040         17,755
 01/01/2007 to 12/31/2007........     4.033040         4.190808          6,337
 01/01/2008 to 12/31/2008........     4.190808         3.957057          5,323
 01/01/2009 to 12/31/2009........     3.957057         4.234912          5,822
 01/01/2010 to 12/31/2010........     4.234912         4.486020          7,773
 01/01/2011 to 12/31/2011........     4.486020         4.674654          5,473
 01/01/2012 to 12/31/2012........     4.674654         4.915231          5,674
 01/01/2013 to 12/31/2013........     4.915231         4.769347          6,491
 01/01/2014 to 12/31/2014........     4.769347         4.993266          6,490
 01/01/2015 to 12/31/2015........     4.993266         4.911066          6,571
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.502078         2.547958              0
 01/01/2007 to 12/31/2007........     2.547958         2.957541              0
 01/01/2008 to 12/31/2008........     2.957541         1.835142              0
 01/01/2009 to 12/31/2009........     1.835142         2.455463              0
 01/01/2010 to 12/31/2010........     2.455463         2.875472              0
 01/01/2011 to 12/31/2011........     2.875472         2.560584              0
 01/01/2012 to 12/31/2012........     2.560584         2.862800              0
 01/01/2013 to 12/31/2013........     2.862800         3.757491              0
 01/01/2014 to 12/31/2014........     3.757491         4.001151              0
 01/01/2015 to 12/31/2015........     4.001151         4.157666              0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.127362        16.250227              0
 01/01/2007 to 12/31/2007........    16.250227        16.519591              0
 01/01/2008 to 12/31/2008........    16.519591         8.913166              0
 01/01/2009 to 05/01/2009........     8.913166         9.283139              0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.523252         2.572298              0
 01/01/2007 to 12/31/2007........     2.572298         2.988588              0
 01/01/2008 to 12/31/2008........     2.988588         1.856247              0
 01/01/2009 to 12/31/2009........     1.856247         2.485864              0
 01/01/2010 to 12/31/2010........     2.485864         2.914828              0
 01/01/2011 to 12/31/2011........     2.914828         2.598252              0
 01/01/2012 to 12/31/2012........     2.598252         2.907519              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     2.907519         3.820239              0
 01/01/2014 to 12/31/2014........     3.820239         4.072025              0
 01/01/2015 to 12/31/2015........     4.072025         4.235121              0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.914063        10.193976              0
 01/01/2013 to 12/31/2013........    10.193976        11.022179              0
 01/01/2014 to 12/31/2014........    11.022179        11.443067              0
 01/01/2015 to 12/31/2015........    11.443067        11.204260              0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.201005         1.402492              0
 01/01/2007 to 12/31/2007........     1.402492         1.417584              0
 01/01/2008 to 12/31/2008........     1.417584         0.901598              0
 01/01/2009 to 12/31/2009........     0.901598         0.981432              0
 01/01/2010 to 12/31/2010........     0.981432         1.047872              0
 01/01/2011 to 12/31/2011........     1.047872         1.048219              0
 01/01/2012 to 12/31/2012........     1.048219         1.170875              0
 01/01/2013 to 12/31/2013........     1.170875         1.512041              0
 01/01/2014 to 12/31/2014........     1.512041         1.625889              0
 01/01/2015 to 12/31/2015........     1.625889         1.495226              0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.205466         1.408589         16,224
 01/01/2007 to 12/31/2007........     1.408589         1.425718         15,153
 01/01/2008 to 12/31/2008........     1.425718         0.907759         20,025
 01/01/2009 to 12/31/2009........     0.907759         0.989230         19,447
 01/01/2010 to 12/31/2010........     0.989230         1.056947         18,839
 01/01/2011 to 12/31/2011........     1.056947         1.058101         18,744
 01/01/2012 to 12/31/2012........     1.058101         1.183661         17,546
 01/01/2013 to 12/31/2013........     1.183661         1.530183         14,885
 01/01/2014 to 12/31/2014........     1.530183         1.646720              0
 01/01/2015 to 12/31/2015........     1.646720         1.516180              0
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.937556         1.985733         10,260
 01/01/2007 to 12/31/2007........     1.985733         2.039902         10,594
 01/01/2008 to 12/31/2008........     2.039902         2.051369          8,861
 01/01/2009 to 12/31/2009........     2.051369         2.015839          9,543
 01/01/2010 to 12/31/2010........     2.015839         1.975920         10,077
 01/01/2011 to 12/31/2011........     1.975920         1.936898         10,026
 01/01/2012 to 12/31/2012........     1.936898         1.898334         10,940
 01/01/2013 to 12/31/2013........     1.898334         1.860742         12,241
 01/01/2014 to 12/31/2014........     1.860742         1.823895              0
 01/01/2015 to 12/31/2015........     1.823895         1.787777              0
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.194452        19.143432            888
 01/01/2007 to 12/31/2007........    19.143432        15.946665          4,086
 01/01/2008 to 12/31/2008........    15.946665         9.116178          4,684
 01/01/2009 to 12/31/2009........     9.116178        12.039417          4,498
 01/01/2010 to 12/31/2010........    12.039417        13.701981          2,190
 01/01/2011 to 12/31/2011........    13.701981        12.680842            862
 01/01/2012 to 12/31/2012........    12.680842        15.658666            856
 01/01/2013 to 12/31/2013........    15.658666        15.892778            850
 01/01/2014 to 12/31/2014........    15.892778        17.644921            845
 01/01/2015 to 12/31/2015........    17.644921        17.053085            840
ClearBridge Aggressive Growth Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     0.788334         0.759330           0
 01/01/2007 to 12/31/2007........     0.759330         0.761083           0
 01/01/2008 to 12/31/2008........     0.761083         0.454644           0
 01/01/2009 to 12/31/2009........     0.454644         0.592531           0
 01/01/2010 to 12/31/2010........     0.592531         0.718962           0
 01/01/2011 to 12/31/2011........     0.718962         0.727641           0
 01/01/2012 to 12/31/2012........     0.727641         0.845149           0
 01/01/2013 to 12/31/2013........     0.845149         1.206197           0
 01/01/2014 to 12/31/2014........     1.206197         1.405688           0
 01/01/2015 to 12/31/2015........     1.405688         1.322231           0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   125.426928       153.248132           0
 01/01/2008 to 12/31/2008........   153.248132        87.121688           0
 01/01/2009 to 12/31/2009........    87.121688       121.993198           0
 01/01/2010 to 12/31/2010........   121.993198       130.815800           0
 01/01/2011 to 12/31/2011........   130.815800       118.555250           0
 01/01/2012 to 12/31/2012........   118.555250       142.358562           0
 01/01/2013 to 12/31/2013........   142.358562       179.708074           0
 01/01/2014 to 04/25/2014........   179.708074       186.777947           0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     8.969191         9.577536           0
 01/01/2007 to 12/31/2007........     9.577536         8.832373           0
 01/01/2008 to 12/31/2008........     8.832373         3.928729           0
 01/01/2009 to 12/31/2009........     3.928729         5.313122           0
 01/01/2010 to 12/31/2010........     5.313122         5.589964           0
 01/01/2011 to 04/29/2011........     5.589964         5.932248           0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.599611         0.541746           0
 01/01/2012 to 12/31/2012........     0.541746         0.629548           0
 01/01/2013 to 12/31/2013........     0.629548         0.900020           0
 01/01/2014 to 12/31/2014........     0.900020         1.049331           0
 01/01/2015 to 12/31/2015........     1.049331         0.987545           0
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.904335         0.966040           0
 01/01/2007 to 12/31/2007........     0.966040         0.891779           0
 01/01/2008 to 12/31/2008........     0.891779         0.397012           0
 01/01/2009 to 12/31/2009........     0.397012         0.536879           0
 01/01/2010 to 12/31/2010........     0.536879         0.565062           0
 01/01/2011 to 04/29/2011........     0.565062         0.599710           0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    36.448314        38.039193           0
 01/01/2007 to 12/31/2007........    38.039193        44.826570           0
 01/01/2008 to 12/31/2008........    44.826570        23.795319           0
 01/01/2009 to 12/31/2009........    23.795319        34.767305           0
 01/01/2010 to 12/31/2010........    34.767305        39.189179           0
 01/01/2011 to 12/31/2011........    39.189179        37.168235           0
 01/01/2012 to 12/31/2012........    37.168235        40.323570           0
 01/01/2013 to 12/31/2013........    40.323570        52.345121           0
 01/01/2014 to 12/31/2014........    52.345121        56.888863           0
 01/01/2015 to 12/31/2015........    56.888863        57.214478           0
Harris Oakmark International Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........   1.534299         1.937892                0
 01/01/2007 to 12/31/2007........   1.937892         1.878061                0
 01/01/2008 to 12/31/2008........   1.878061         1.088155                0
 01/01/2009 to 12/31/2009........   1.088155         1.653906                0
 01/01/2010 to 12/31/2010........   1.653906         1.887375                0
 01/01/2011 to 12/31/2011........   1.887375         1.586318                0
 01/01/2012 to 12/31/2012........   1.586318         2.009563                0
 01/01/2013 to 12/31/2013........   2.009563         2.570367                0
 01/01/2014 to 12/31/2014........   2.570367         2.373586                0
 01/01/2015 to 12/31/2015........   2.373586         2.221368                0
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.540026         1.947185            8,897
 01/01/2007 to 12/31/2007........   1.947185         1.889333            8,855
 01/01/2008 to 12/31/2008........   1.889333         1.095764            8,808
 01/01/2009 to 12/31/2009........   1.095764         1.667667            8,743
 01/01/2010 to 12/31/2010........   1.667667         1.904483           15,351
 01/01/2011 to 12/31/2011........   1.904483         1.603231            8,633
 01/01/2012 to 12/31/2012........   1.603231         2.031291            8,575
 01/01/2013 to 12/31/2013........   2.031291         2.601308            8,522
 01/01/2014 to 12/31/2014........   2.601308         2.405330            8,469
 01/01/2015 to 12/31/2015........   2.405330         2.252679            8,416
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010614         1.043676                0
 01/01/2013 to 12/31/2013........   1.043676         1.042048                0
 01/01/2014 to 12/31/2014........   1.042048         1.078416                0
 01/01/2015 to 12/31/2015........   1.078416         1.012609                0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.335766         2.391512                0
 01/01/2013 to 12/31/2013........   2.391512         3.054576                0
 01/01/2014 to 12/31/2014........   3.054576         3.282818                0
 01/01/2015 to 12/31/2015........   3.282818         2.928798                0
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........   2.289560         2.495654                0
 01/01/2007 to 12/31/2007........   2.495654         2.524009                0
 01/01/2008 to 12/31/2008........   2.524009         1.299318                0
 01/01/2009 to 12/31/2009........   1.299318         1.881622                0
 01/01/2010 to 12/31/2010........   1.881622         2.324850            3,890
 01/01/2011 to 12/31/2011........   2.324850         2.126802                0
 01/01/2012 to 04/27/2012........   2.126802         2.347336                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........   1.267482         1.418660                0
 01/01/2007 to 12/31/2007........   1.418660         1.544356                0
 01/01/2008 to 12/31/2008........   1.544356         0.927435                0
 01/01/2009 to 12/31/2009........   0.927435         1.216516                0
 01/01/2010 to 12/31/2010........   1.216516         1.504663                0
 01/01/2011 to 12/31/2011........   1.504663         1.458980                0
 01/01/2012 to 12/31/2012........   1.458980         1.690637                0
 01/01/2013 to 12/31/2013........   1.690637         2.322964                0
 01/01/2014 to 12/31/2014........   2.322964         2.457091                0
 01/01/2015 to 12/31/2015........   2.457091         2.367253                0
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   0.472427         0.474784                0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     0.474784         0.518329           0
 01/01/2008 to 12/31/2008........     0.518329         0.322359           0
 01/01/2009 to 12/31/2009........     0.322359         0.440987           0
 01/01/2010 to 12/31/2010........     0.440987         0.481164           0
 01/01/2011 to 12/31/2011........     0.481164         0.472701           0
 01/01/2012 to 12/31/2012........     0.472701         0.535370           0
 01/01/2013 to 12/31/2013........     0.535370         0.717532           0
 01/01/2014 to 12/31/2014........     0.717532         0.764818           0
 01/01/2015 to 12/31/2015........     0.764818         0.828686           0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.380577         8.840718           0
 01/01/2007 to 12/31/2007........     8.840718         9.902842           0
 01/01/2008 to 12/31/2008........     9.902842         5.247025           0
 01/01/2009 to 12/31/2009........     5.247025         7.390820           0
 01/01/2010 to 12/31/2010........     7.390820         7.925291           0
 01/01/2011 to 12/31/2011........     7.925291         7.661421           0
 01/01/2012 to 04/27/2012........     7.661421         8.602254           0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.473440         0.476150           0
 01/01/2007 to 12/31/2007........     0.476150         0.520544           0
 01/01/2008 to 12/31/2008........     0.520544         0.323598           0
 01/01/2009 to 12/31/2009........     0.323598         0.443694           0
 01/01/2010 to 12/31/2010........     0.443694         0.484673           0
 01/01/2011 to 12/31/2011........     0.484673         0.476554           0
 01/01/2012 to 12/31/2012........     0.476554         0.539836           0
 01/01/2013 to 12/31/2013........     0.539836         0.724423           0
 01/01/2014 to 12/31/2014........     0.724423         0.772972           0
 01/01/2015 to 12/31/2015........     0.772972         0.838469           0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012668         1.045714           0
 01/01/2013 to 12/31/2013........     1.045714         1.137624           0
 01/01/2014 to 12/31/2014........     1.137624         1.192884           0
 01/01/2015 to 12/31/2015........     1.192884         1.179718           0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.635203        13.830511           0
 01/01/2014 to 12/31/2014........    13.830511        14.026669           0
 01/01/2015 to 12/31/2015........    14.026669        13.917697           0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         7.953452           0
 01/01/2009 to 12/31/2009........     7.953452         9.965494           0
 01/01/2010 to 12/31/2010........     9.965494        10.922891           0
 01/01/2011 to 12/31/2011........    10.922891        10.935571           0
 01/01/2012 to 12/31/2012........    10.935571        12.056927           0
 01/01/2013 to 04/26/2013........    12.056927        12.561482           0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.602723         2.969603           0
 01/01/2007 to 12/31/2007........     2.969603         3.248832           0
 01/01/2008 to 12/31/2008........     3.248832         2.036109           0
 01/01/2009 to 12/31/2009........     2.036109         2.593075           0
 01/01/2010 to 12/31/2010........     2.593075         3.233368           0
 01/01/2011 to 12/31/2011........     3.233368         3.180202           0
 01/01/2012 to 12/31/2012........     3.180202         3.561646           0
 01/01/2013 to 12/31/2013........     3.561646         4.911543           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   4.911543         4.982868                0
 01/01/2015 to 12/31/2015........   4.982868         4.799098                0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.624536         2.997363                0
 01/01/2007 to 12/31/2007........   2.997363         3.282314                0
 01/01/2008 to 12/31/2008........   3.282314         2.059162                0
 01/01/2009 to 12/31/2009........   2.059162         2.624934                0
 01/01/2010 to 12/31/2010........   2.624934         3.276451                0
 01/01/2011 to 12/31/2011........   3.276451         3.225846                0
 01/01/2012 to 12/31/2012........   3.225846         3.616290                0
 01/01/2013 to 12/31/2013........   3.616290         4.991926                0
 01/01/2014 to 12/31/2014........   4.991926         5.069264                0
 01/01/2015 to 12/31/2015........   5.069264         4.887356                0
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.976511         1.050265                0
 01/01/2007 to 12/31/2007........   1.050265         1.073770                0
 01/01/2008 to 12/31/2008........   1.073770         0.617672                0
 01/01/2009 to 12/31/2009........   0.617672         0.785110                0
 01/01/2010 to 12/31/2010........   0.785110         1.010819                0
 01/01/2011 to 12/31/2011........   1.010819         1.018044                0
 01/01/2012 to 12/31/2012........   1.018044         1.106481                0
 01/01/2013 to 12/31/2013........   1.106481         1.609303                0
 01/01/2014 to 12/31/2014........   1.609303         1.592174                0
 01/01/2015 to 12/31/2015........   1.592174         1.582918                0
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........   1.590830         1.702066                0
 01/01/2007 to 12/31/2007........   1.702066         1.777451           16,542
 01/01/2008 to 12/31/2008........   1.777451         1.418053           16,542
 01/01/2009 to 12/31/2009........   1.418053         1.901124           16,542
 01/01/2010 to 12/31/2010........   1.901124         2.105108            8,601
 01/01/2011 to 12/31/2011........   2.105108         2.155533                0
 01/01/2012 to 12/31/2012........   2.155533         2.386163                0
 01/01/2013 to 12/31/2013........   2.386163         2.525538                0
 01/01/2014 to 12/31/2014........   2.525538         2.595073                0
 01/01/2015 to 12/31/2015........   2.595073         2.488372                0
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   3.277353         3.603719                0
 01/01/2007 to 12/31/2007........   3.603719         3.282074                0
 01/01/2008 to 12/31/2008........   3.282074         1.732791                0
 01/01/2009 to 12/31/2009........   1.732791         2.398216                0
 01/01/2010 to 12/31/2010........   2.398216         2.697727                0
 01/01/2011 to 12/31/2011........   2.697727         2.816051                0
 01/01/2012 to 12/31/2012........   2.816051         3.079652                0
 01/01/2013 to 12/31/2013........   3.079652         4.120794                0
 01/01/2014 to 12/31/2014........   4.120794         4.106800                0
 01/01/2015 to 12/31/2015........   4.106800         3.636404                0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.346457         3.683397            7,935
 01/01/2007 to 12/31/2007........   3.683397         3.357988                0
 01/01/2008 to 12/31/2008........   3.357988         1.774630                0
 01/01/2009 to 12/31/2009........   1.774630         2.458519                0
 01/01/2010 to 12/31/2010........   2.458519         2.768275                0
 01/01/2011 to 12/31/2011........   2.768275         2.892611                0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     2.892611         3.166567           0
 01/01/2013 to 12/31/2013........     3.166567         4.241455           0
 01/01/2014 to 12/31/2014........     4.241455         4.231240           0
 01/01/2015 to 12/31/2015........     4.231240         3.750264           0
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987262         9.727418           0
 01/01/2012 to 12/31/2012........     9.727418         9.953093           0
 01/01/2013 to 12/31/2013........     9.953093         9.869245           0
 01/01/2014 to 12/31/2014........     9.869245         9.776144           0
 01/01/2015 to 12/31/2015........     9.776144         9.522905           0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.105793        12.591182           0
 01/01/2007 to 12/31/2007........    12.591182        12.743909           0
 01/01/2008 to 12/31/2008........    12.743909         7.438255           0
 01/01/2009 to 12/31/2009........     7.438255         9.586847           0
 01/01/2010 to 12/31/2010........     9.586847        10.871608           0
 01/01/2011 to 04/29/2011........    10.871608        11.765635           0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.729859        10.005740           0
 01/01/2012 to 12/31/2012........    10.005740        11.448454           0
 01/01/2013 to 12/31/2013........    11.448454        14.533069           0
 01/01/2014 to 12/31/2014........    14.533069        14.970161           0
 01/01/2015 to 12/31/2015........    14.970161        14.379011           0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.258346        10.748706           0
 01/01/2007 to 12/31/2007........    10.748706        11.121648           0
 01/01/2008 to 12/31/2008........    11.121648         9.332420           0
 01/01/2009 to 12/31/2009........     9.332420        11.025256           0
 01/01/2010 to 12/31/2010........    11.025256        11.893314           0
 01/01/2011 to 12/31/2011........    11.893314        12.037521           0
 01/01/2012 to 12/31/2012........    12.037521        12.880934           0
 01/01/2013 to 12/31/2013........    12.880934        13.167031           0
 01/01/2014 to 12/31/2014........    13.167031        13.483459           0
 01/01/2015 to 12/31/2015........    13.483459        13.139061           0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.475403        11.236068           0
 01/01/2007 to 12/31/2007........    11.236068        11.542222           0
 01/01/2008 to 12/31/2008........    11.542222         8.869808           0
 01/01/2009 to 12/31/2009........     8.869808        10.752727           0
 01/01/2010 to 12/31/2010........    10.752727        11.754767           0
 01/01/2011 to 12/31/2011........    11.754767        11.643373           0
 01/01/2012 to 12/31/2012........    11.643373        12.719620           0
 01/01/2013 to 12/31/2013........    12.719620        13.829870           0
 01/01/2014 to 12/31/2014........    13.829870        14.223841           0
 01/01/2015 to 12/31/2015........    14.223841        13.792517           0
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.705282        11.736267           0
 01/01/2007 to 12/31/2007........    11.736267        12.002559           0
 01/01/2008 to 12/31/2008........    12.002559         8.395648           0
 01/01/2009 to 12/31/2009........     8.395648        10.412715           0
 01/01/2010 to 12/31/2010........    10.412715        11.550962           0
 01/01/2011 to 12/31/2011........    11.550962        11.167718           0
 01/01/2012 to 12/31/2012........    11.167718        12.394782           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    12.394782        14.334379              0
 01/01/2014 to 12/31/2014........    14.334379        14.760146              0
 01/01/2015 to 12/31/2015........    14.760146        14.284417              0
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.930238        12.237564              0
 01/01/2007 to 12/31/2007........    12.237564        12.455699              0
 01/01/2008 to 12/31/2008........    12.455699         7.921111              0
 01/01/2009 to 12/31/2009........     7.921111        10.023192              0
 01/01/2010 to 12/31/2010........    10.023192        11.269006              0
 01/01/2011 to 12/31/2011........    11.269006        10.629630              0
 01/01/2012 to 12/31/2012........    10.629630        12.021084              0
 01/01/2013 to 12/31/2013........    12.021084        14.647756              0
 01/01/2014 to 12/31/2014........    14.647756        15.108218              0
 01/01/2015 to 12/31/2015........    15.108218        14.557831              0
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         7.004603              0
 01/01/2009 to 12/31/2009........     7.004603         8.826233              0
 01/01/2010 to 12/31/2010........     8.826233         9.520657              0
 01/01/2011 to 12/31/2011........     9.520657         9.168208              0
 01/01/2012 to 12/31/2012........     9.168208        10.434613              0
 01/01/2013 to 04/26/2013........    10.434613        11.212020              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.284122        12.810885              0
 01/01/2014 to 04/25/2014........    12.810885        12.735010              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.940857        10.360261              0
 01/01/2013 to 12/31/2013........    10.360261        11.613582              0
 01/01/2014 to 12/31/2014........    11.613582        12.481947              0
 01/01/2015 to 12/31/2015........    12.481947        11.734656              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.395077         1.501896              0
 01/01/2007 to 12/31/2007........     1.501896         1.582642              0
 01/01/2008 to 12/31/2008........     1.582642         0.986884              0
 01/01/2009 to 12/31/2009........     0.986884         1.323089              0
 01/01/2010 to 12/31/2010........     1.323089         1.634043              0
 01/01/2011 to 12/31/2011........     1.634043         1.566712              0
 01/01/2012 to 12/31/2012........     1.566712         1.801632              0
 01/01/2013 to 12/31/2013........     1.801632         2.345741              0
 01/01/2014 to 12/31/2014........     2.345741         2.511408              0
 01/01/2015 to 12/31/2015........     2.511408         2.397144              0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.765806        11.211664              0
 01/01/2014 to 12/31/2014........    11.211664        12.007408              0
 01/01/2015 to 12/31/2015........    12.007408        11.627000              0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.442842         3.887365          7,484
 01/01/2007 to 12/31/2007........     3.887365         3.999512          6,384
 01/01/2008 to 12/31/2008........     3.999512         2.459423          6,997
 01/01/2009 to 12/31/2009........     2.459423         3.035595          7,117
 01/01/2010 to 12/31/2010........     3.035595         3.406687          2,652
 01/01/2011 to 12/31/2011........     3.406687         3.393975              0
 01/01/2012 to 12/31/2012........     3.393975         3.839658              0
 01/01/2013 to 12/31/2013........     3.839658         4.956683              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   4.956683         5.494946                0
 01/01/2015 to 12/31/2015........   5.494946         5.435327                0
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........   8.634287         9.006555                0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........   0.870418         0.908242                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........   1.262034         1.565737                0
 01/01/2007 to 12/31/2007........   1.565737         1.738529           29,374
 01/01/2008 to 12/31/2008........   1.738529         0.982080           34,602
 01/01/2009 to 12/31/2009........   0.982080         1.266497           34,354
 01/01/2010 to 12/31/2010........   1.266497         1.383018           10,509
 01/01/2011 to 12/31/2011........   1.383018         1.210426                0
 01/01/2012 to 12/31/2012........   1.210426         1.384551                0
 01/01/2013 to 12/31/2013........   1.384551         1.618490                0
 01/01/2014 to 12/31/2014........   1.618490         1.476185                0
 01/01/2015 to 12/31/2015........   1.476185         1.421283                0
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.624784         3.977223            5,425
 01/01/2007 to 12/31/2007........   3.977223         4.058554            5,323
 01/01/2008 to 12/31/2008........   4.058554         3.088939            5,885
 01/01/2009 to 12/31/2009........   3.088939         3.581972            5,371
 01/01/2010 to 12/31/2010........   3.581972         3.855088            5,165
 01/01/2011 to 12/31/2011........   3.855088         3.860500            5,139
 01/01/2012 to 12/31/2012........   3.860500         4.211544            4,931
 01/01/2013 to 12/31/2013........   4.211544         4.900110            4,648
 01/01/2014 to 12/31/2014........   4.900110         5.204798                0
 01/01/2015 to 12/31/2015........   5.204798         5.081345                0
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.216714         1.405441                0
 01/01/2007 to 12/31/2007........   1.405441         1.322000                0
 01/01/2008 to 12/31/2008........   1.322000         0.859026                0
 01/01/2009 to 12/31/2009........   0.859026         1.015342                0
 01/01/2010 to 12/31/2010........   1.015342         1.106509                0
 01/01/2011 to 12/31/2011........   1.106509         1.091573                0
 01/01/2012 to 12/31/2012........   1.091573         1.244435                0
 01/01/2013 to 12/31/2013........   1.244435         1.651447                0
 01/01/2014 to 12/31/2014........   1.651447         1.789718                0
 01/01/2015 to 12/31/2015........   1.789718         1.747883                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.619758         2.867462                0
 01/01/2007 to 12/31/2007........   2.867462         2.921095                0
 01/01/2008 to 12/31/2008........   2.921095         1.743542                0
 01/01/2009 to 12/31/2009........   1.743542         2.076217                0
 01/01/2010 to 12/31/2010........   2.076217         2.325699                0
 01/01/2011 to 12/31/2011........   2.325699         2.134183                0
 01/01/2012 to 12/31/2012........   2.134183         2.415317                0
 01/01/2013 to 04/26/2013........   2.415317         2.654090                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997808         6.572873                0
 01/01/2009 to 12/31/2009........   6.572873         8.045949                0
 01/01/2010 to 12/31/2010........   8.045949         8.756079                0
 01/01/2011 to 12/31/2011........   8.756079         8.536101                0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   8.536101           9.530487           0
 01/01/2013 to 04/26/2013........   9.530487          10.419908           0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.225273           1.416466           0
 01/01/2007 to 12/31/2007........   1.416466           1.333724           0
 01/01/2008 to 12/31/2008........   1.333724           0.867848           0
 01/01/2009 to 12/31/2009........   0.867848           1.026500           0
 01/01/2010 to 12/31/2010........   1.026500           1.119415           0
 01/01/2011 to 12/31/2011........   1.119415           1.106136           0
 01/01/2012 to 12/31/2012........   1.106136           1.261851           0
 01/01/2013 to 12/31/2013........   1.261851           1.677626           0
 01/01/2014 to 12/31/2014........   1.677626           1.819176           0
 01/01/2015 to 12/31/2015........   1.819176           1.778329           0
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.646029           2.899017           0
 01/01/2007 to 12/31/2007........   2.899017           2.956140           0
 01/01/2008 to 12/31/2008........   2.956140           1.766455           0
 01/01/2009 to 12/31/2009........   1.766455           2.106487           0
 01/01/2010 to 12/31/2010........   2.106487           2.362064           0
 01/01/2011 to 12/31/2011........   2.362064           2.169566           0
 01/01/2012 to 12/31/2012........   2.169566           2.457873           0
 01/01/2013 to 04/26/2013........   2.457873           2.701812           0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.189517           1.376040           0
 01/01/2011 to 12/31/2011........   1.376040           1.255476           0
 01/01/2012 to 12/31/2012........   1.255476           1.344699           0
 01/01/2013 to 12/31/2013........   1.344699           1.832451           0
 01/01/2014 to 12/31/2014........   1.832451           1.814377           0
 01/01/2015 to 12/31/2015........   1.814377           1.689115           0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.645715           1.799673           0
 01/01/2007 to 12/31/2007........   1.799673           1.906904           0
 01/01/2008 to 12/31/2008........   1.906904           0.832960           0
 01/01/2009 to 12/31/2009........   0.832960           1.090245           0
 01/01/2010 to 04/30/2010........   1.090245           1.177657           0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.186538           1.459077           0
 01/01/2007 to 12/31/2007........   1.459077           1.580475           0
 01/01/2008 to 12/31/2008........   1.580475           0.895362           0
 01/01/2009 to 12/31/2009........   0.895362           1.125896           0
 01/01/2010 to 12/31/2010........   1.125896           1.190946           0
 01/01/2011 to 12/31/2011........   1.190946           1.019733           0
 01/01/2012 to 12/31/2012........   1.019733           1.179584           0
 01/01/2013 to 12/31/2013........   1.179584           1.405062           0
 01/01/2014 to 12/31/2014........   1.405062           1.290913           0
 01/01/2015 to 12/31/2015........   1.290913           1.249152           0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.797152           2.051324           0
 01/01/2007 to 12/31/2007........   2.051324           1.936260           0
 01/01/2008 to 12/31/2008........   1.936260           1.166077           0
 01/01/2009 to 12/31/2009........   1.166077           1.289674           0
 01/01/2010 to 12/31/2010........   1.289674           1.533945           0
 01/01/2011 to 12/31/2011........   1.533945           1.586433           0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.586433         1.706508              0
 01/01/2013 to 12/31/2013........     1.706508         2.311529              0
 01/01/2014 to 12/31/2014........     2.311529         2.258944              0
 01/01/2015 to 12/31/2015........     2.258944         2.222626              0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.409478         1.584402              0
 01/01/2007 to 12/31/2007........     1.584402         1.510768              0
 01/01/2008 to 12/31/2008........     1.510768         0.913605              0
 01/01/2009 to 12/31/2009........     0.913605         1.224720              0
 01/01/2010 to 12/31/2010........     1.224720         1.474907              0
 01/01/2011 to 12/31/2011........     1.474907         1.369476              0
 01/01/2012 to 12/31/2012........     1.369476         1.413162              0
 01/01/2013 to 04/26/2013........     1.413162         1.529337              0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.802423         2.060858              0
 01/01/2007 to 12/31/2007........     2.060858         1.947570              0
 01/01/2008 to 12/31/2008........     1.947570         1.173927              0
 01/01/2009 to 12/31/2009........     1.173927         1.299356              0
 01/01/2010 to 12/31/2010........     1.299356         1.546870              0
 01/01/2011 to 12/31/2011........     1.546870         1.600586              0
 01/01/2012 to 12/31/2012........     1.600586         1.724061              0
 01/01/2013 to 12/31/2013........     1.724061         2.338417              0
 01/01/2014 to 12/31/2014........     2.338417         2.287735              0
 01/01/2015 to 12/31/2015........     2.287735         2.252032              0
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    15.956500        18.198977              0
 01/01/2007 to 12/31/2007........    18.198977        18.953574              0
 01/01/2008 to 12/31/2008........    18.953574        11.042416              0
 01/01/2009 to 12/31/2009........    11.042416        15.131762              0
 01/01/2010 to 12/31/2010........    15.131762        17.194680              0
 01/01/2011 to 12/31/2011........    17.194680        15.438072              0
 01/01/2012 to 12/31/2012........    15.438072        18.334900              0
 01/01/2013 to 12/31/2013........    18.334900        22.844756              0
 01/01/2014 to 12/31/2014........    22.844756        22.872075              0
 01/01/2015 to 12/31/2015........    22.872075        23.301469              0
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997808         6.542150              0
 01/01/2009 to 12/31/2009........     6.542150         8.504455              0
 01/01/2010 to 12/31/2010........     8.504455         8.974582              0
 01/01/2011 to 12/31/2011........     8.974582         8.190443              0
 01/01/2012 to 12/31/2012........     8.190443         9.810735              0
 01/01/2013 to 04/26/2013........     9.810735        10.409957              0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999726         1.031307              0
 01/01/2015 to 12/31/2015........     1.031307         0.955515              0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.799124        10.861374              0
 01/01/2007 to 12/31/2007........    10.861374        11.794647              0
 01/01/2008 to 12/31/2008........    11.794647        10.764016              0
 01/01/2009 to 12/31/2009........    10.764016        12.455249              0
 01/01/2010 to 12/31/2010........    12.455249        13.156186          1,381
 01/01/2011 to 12/31/2011........    13.156186        14.333177              0
 01/01/2012 to 12/31/2012........    14.333177        15.330728              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    15.330728        13.633315              0
 01/01/2014 to 12/31/2014........    13.633315        13.749969              0
 01/01/2015 to 12/31/2015........    13.749969        13.058503              0
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.183999         1.213051              0
 01/01/2007 to 12/31/2007........     1.213051         1.278841              0
 01/01/2008 to 12/31/2008........     1.278841         1.258590              0
 01/01/2009 to 12/31/2009........     1.258590         1.456091         16,244
 01/01/2010 to 12/31/2010........     1.456091         1.543879         28,469
 01/01/2011 to 12/31/2011........     1.543879         1.561358         16,437
 01/01/2012 to 12/31/2012........     1.561358         1.672155         16,677
 01/01/2013 to 12/31/2013........     1.672155         1.607649         19,256
 01/01/2014 to 12/31/2014........     1.607649         1.641871         19,736
 01/01/2015 to 12/31/2015........     1.641871         1.609439         20,051
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.707619        10.829483              0
 01/01/2013 to 12/31/2013........    10.829483        10.135280              0
 01/01/2014 to 12/31/2014........    10.135280        10.685315              0
 01/01/2015 to 12/31/2015........    10.685315        10.518770              0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214422        10.708061              0
 01/01/2014 to 12/31/2014........    10.708061        11.402991              0
 01/01/2015 to 12/31/2015........    11.402991        11.037311              0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.519783         1.751677              0
 01/01/2007 to 12/31/2007........     1.751677         1.687534              0
 01/01/2008 to 12/31/2008........     1.687534         1.097067              0
 01/01/2009 to 12/31/2009........     1.097067         1.351281              0
 01/01/2010 to 12/31/2010........     1.351281         1.676586              0
 01/01/2011 to 12/31/2011........     1.676586         1.572993              0
 01/01/2012 to 12/31/2012........     1.572993         1.789160              0
 01/01/2013 to 12/31/2013........     1.789160         2.423370              0
 01/01/2014 to 12/31/2014........     2.423370         2.488958              0
 01/01/2015 to 12/31/2015........     2.488958         2.330083              0
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010646         1.063752              0
 01/01/2013 to 12/31/2013........     1.063752         1.148115              0
 01/01/2014 to 12/31/2014........     1.148115         1.212476              0
 01/01/2015 to 12/31/2015........     1.212476         1.178019              0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.476731        11.077806              0
 01/01/2007 to 12/31/2007........    11.077806        11.443456              0
 01/01/2008 to 12/31/2008........    11.443456         8.405364              0
 01/01/2009 to 12/31/2009........     8.405364        10.289366              0
 01/01/2010 to 12/31/2010........    10.289366        11.320109              0
 01/01/2011 to 12/31/2011........    11.320109        11.214160              0
 01/01/2012 to 12/31/2012........    11.214160        12.402825              0
 01/01/2013 to 12/31/2013........    12.402825        13.729365              0
 01/01/2014 to 12/31/2014........    13.729365        14.239631              0
 01/01/2015 to 12/31/2015........    14.239631        13.683623              0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.666941        11.330716              0
 01/01/2007 to 12/31/2007........    11.330716        11.729135              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.729135         7.706018              0
 01/01/2009 to 12/31/2009........     7.706018         9.751408              0
 01/01/2010 to 12/31/2010........     9.751408        10.911323              0
 01/01/2011 to 12/31/2011........    10.911323        10.467971              0
 01/01/2012 to 12/31/2012........    10.467971        11.801933              0
 01/01/2013 to 12/31/2013........    11.801933        13.658939              0
 01/01/2014 to 12/31/2014........    13.658939        14.108626              0
 01/01/2015 to 12/31/2015........    14.108626        13.509623              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.215547         1.345040              0
 01/01/2007 to 12/31/2007........     1.345040         1.438905              0
 01/01/2008 to 12/31/2008........     1.438905         0.817942              0
 01/01/2009 to 12/31/2009........     0.817942         1.146796              0
 01/01/2010 to 12/31/2010........     1.146796         1.312318              0
 01/01/2011 to 12/31/2011........     1.312318         1.269208              0
 01/01/2012 to 12/31/2012........     1.269208         1.476255              0
 01/01/2013 to 12/31/2013........     1.476255         2.008028              0
 01/01/2014 to 12/31/2014........     2.008028         2.141983              0
 01/01/2015 to 12/31/2015........     2.141983         2.320289              0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.461443         0.476513              0
 01/01/2007 to 12/31/2007........     0.476513         0.614258              0
 01/01/2008 to 12/31/2008........     0.614258         0.334424              0
 01/01/2009 to 12/31/2009........     0.334424         0.521127              0
 01/01/2010 to 12/31/2010........     0.521127         0.652263          8,245
 01/01/2011 to 12/31/2011........     0.652263         0.576104              0
 01/01/2012 to 12/31/2012........     0.576104         0.633062              0
 01/01/2013 to 04/26/2013........     0.633062         0.660745              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.781130         0.812900              0
 01/01/2007 to 12/31/2007........     0.812900         0.937244              0
 01/01/2008 to 12/31/2008........     0.937244         0.553471              0
 01/01/2009 to 12/31/2009........     0.553471         0.789205              0
 01/01/2010 to 12/31/2010........     0.789205         0.987744              0
 01/01/2011 to 12/31/2011........     0.987744         0.952270              0
 01/01/2012 to 12/31/2012........     0.952270         1.061022              0
 01/01/2013 to 12/31/2013........     1.061022         1.420450              0
 01/01/2014 to 12/31/2014........     1.420450         1.570187              0
 01/01/2015 to 12/31/2015........     1.570187         1.641807              0
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.366780         1.388395              0
 01/01/2007 to 12/31/2007........     1.388395         1.490474              0
 01/01/2008 to 12/31/2008........     1.490474         0.930298              0
 01/01/2009 to 12/31/2009........     0.930298         1.264181              0
 01/01/2010 to 12/31/2010........     1.264181         1.668700              0
 01/01/2011 to 12/31/2011........     1.668700         1.659393              0
 01/01/2012 to 12/31/2012........     1.659393         1.885107              0
 01/01/2013 to 12/31/2013........     1.885107         2.664000              0
 01/01/2014 to 12/31/2014........     2.664000         2.784802              0
 01/01/2015 to 12/31/2015........     2.784802         2.796908              0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.870809         1.922353              0
 01/01/2007 to 12/31/2007........     1.922353         1.953871              0

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.953871         1.623539              0
 01/01/2009 to 12/31/2009........     1.623539         2.098953              0
 01/01/2010 to 12/31/2010........     2.098953         2.313659              0
 01/01/2011 to 12/31/2011........     2.313659         2.400304              0
 01/01/2012 to 12/31/2012........     2.400304         2.618216              0
 01/01/2013 to 12/31/2013........     2.618216         2.587590              0
 01/01/2014 to 12/31/2014........     2.587590         2.670504              0
 01/01/2015 to 12/31/2015........     2.670504         2.565250              0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.889506         1.942114         28,405
 01/01/2007 to 12/31/2007........     1.942114         1.977469         12,912
 01/01/2008 to 12/31/2008........     1.977469         1.645262         10,353
 01/01/2009 to 12/31/2009........     1.645262         2.128380         10,246
 01/01/2010 to 12/31/2010........     2.128380         2.349605          7,730
 01/01/2011 to 12/31/2011........     2.349605         2.439678              0
 01/01/2012 to 12/31/2012........     2.439678         2.661260              0
 01/01/2013 to 12/31/2013........     2.661260         2.632954              0
 01/01/2014 to 12/31/2014........     2.632954         2.720150              0
 01/01/2015 to 12/31/2015........     2.720150         2.615745              0
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.476323         1.503823              0
 01/01/2007 to 12/31/2007........     1.503823         1.533336              0
 01/01/2008 to 12/31/2008........     1.533336         1.494894              0
 01/01/2009 to 12/31/2009........     1.494894         1.525083              0
 01/01/2010 to 12/31/2010........     1.525083         1.576994              0
 01/01/2011 to 12/31/2011........     1.576994         1.627250              0
 01/01/2012 to 12/31/2012........     1.627250         1.643466              0
 01/01/2013 to 12/31/2013........     1.643466         1.596338              0
 01/01/2014 to 12/31/2014........     1.596338         1.604630              0
 01/01/2015 to 12/31/2015........     1.604630         1.577684              0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.491136         1.519791         60,322
 01/01/2007 to 12/31/2007........     1.519791         1.551092         31,051
 01/01/2008 to 12/31/2008........     1.551092         1.513788         25,304
 01/01/2009 to 12/31/2009........     1.513788         1.545923         12,444
 01/01/2010 to 12/31/2010........     1.545923         1.601247         18,094
 01/01/2011 to 12/31/2011........     1.601247         1.652531         12,372
 01/01/2012 to 12/31/2012........     1.652531         1.670613         12,432
 01/01/2013 to 12/31/2013........     1.670613         1.625259         14,014
 01/01/2014 to 12/31/2014........     1.625259         1.633919              0
 01/01/2015 to 12/31/2015........     1.633919         1.607938              0
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    34.386285        37.160821              0
 01/01/2007 to 12/31/2007........    37.160821        38.466755              0
 01/01/2008 to 12/31/2008........    38.466755        28.290109              0
 01/01/2009 to 12/31/2009........    28.290109        32.444336              0
 01/01/2010 to 12/31/2010........    32.444336        34.764372              0
 01/01/2011 to 12/31/2011........    34.764372        35.300502              0
 01/01/2012 to 12/31/2012........    35.300502        38.787142              0
 01/01/2013 to 12/31/2013........    38.787142        45.728312              0
 01/01/2014 to 12/31/2014........    45.728312        49.430827              0
 01/01/2015 to 12/31/2015........    49.430827        49.563818              0
WMC Core Equity Opportunities Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 2.00
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........   3.119287         3.495569                0
 01/01/2007 to 12/31/2007........   3.495569         3.574789                0
 01/01/2008 to 12/31/2008........   3.574789         2.119052                0
 01/01/2009 to 12/31/2009........   2.119052         2.734508                0
 01/01/2010 to 12/31/2010........   2.734508         2.994301                0
 01/01/2011 to 12/31/2011........   2.994301         2.809823                0
 01/01/2012 to 12/31/2012........   2.809823         3.101365                0
 01/01/2013 to 12/31/2013........   3.101365         4.054071                0
 01/01/2014 to 12/31/2014........   4.054071         4.385224                0
 01/01/2015 to 12/31/2015........   4.385224         4.390446                0
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.151414         3.534201                0
 01/01/2007 to 12/31/2007........   3.534201         3.617358                0
 01/01/2008 to 12/31/2008........   3.617358         2.146486                0
 01/01/2009 to 12/31/2009........   2.146486         2.773631                0
 01/01/2010 to 12/31/2010........   2.773631         3.040008            4,167
 01/01/2011 to 12/31/2011........   3.040008         2.855392                0
 01/01/2012 to 12/31/2012........   2.855392         3.154026                0
 01/01/2013 to 12/31/2013........   3.154026         4.128158                0
 01/01/2014 to 12/31/2014........   4.128158         4.469125                0
 01/01/2015 to 12/31/2015........   4.469125         4.479919                0
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........   6.768414         6.799072                0
 01/01/2008 to 12/31/2008........   6.799072         4.177765                0
 01/01/2009 to 12/31/2009........   4.177765         4.881145                0
 01/01/2010 to 12/31/2010........   4.881145         5.380449                0
 01/01/2011 to 12/31/2011........   5.380449         5.287579                0
 01/01/2012 to 12/31/2012........   5.287579         5.877458                0
 01/01/2013 to 12/31/2013........   5.877458         7.736180                0
 01/01/2014 to 12/31/2014........   7.736180         8.607096                0
 01/01/2015 to 12/31/2015........   8.607096         8.815807                0
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........   5.844259         6.521369                0
 01/01/2007 to 04/27/2007........   6.521369         6.825799                0





                                             AMERICAN FORERUNNER - 2.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........   13.732845        14.334049               0
 01/01/2007 to 12/31/2007........   14.334049        14.479886           3,527
 01/01/2008 to 12/31/2008........   14.479886        12.833384           2,647
 01/01/2009 to 12/31/2009........   12.833384        14.129673           3,083
 01/01/2010 to 12/31/2010........   14.129673        14.705690               0
 01/01/2011 to 12/31/2011........   14.705690        15.257050               0
 01/01/2012 to 12/31/2012........   15.257050        15.717356               0
 01/01/2013 to 12/31/2013........   15.717356        15.035953               0
 01/01/2014 to 12/31/2014........   15.035953        15.477388               0
 01/01/2015 to 12/31/2015........   15.477388        15.174519               0
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........    2.260333         2.741818               0

                                             AMERICAN FORERUNNER - 2.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.741818         3.254883              0
 01/01/2008 to 12/31/2008........     3.254883         1.478985              0
 01/01/2009 to 12/31/2009........     1.478985         2.332502              0
 01/01/2010 to 12/31/2010........     2.332502         2.791847              0
 01/01/2011 to 12/31/2011........     2.791847         2.207199              0
 01/01/2012 to 12/31/2012........     2.207199         2.550103              0
 01/01/2013 to 12/31/2013........     2.550103         3.198501              0
 01/01/2014 to 12/31/2014........     3.198501         3.193709              0
 01/01/2015 to 12/31/2015........     3.193709         3.130929              0
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    12.175690        13.121973          4,812
 01/01/2007 to 12/31/2007........    13.121973        14.412573          3,614
 01/01/2008 to 12/31/2008........    14.412573         7.894669          4,730
 01/01/2009 to 12/31/2009........     7.894669        10.761257          4,211
 01/01/2010 to 12/31/2010........    10.761257        12.487626          2,790
 01/01/2011 to 12/31/2011........    12.487626        11.688105          2,139
 01/01/2012 to 12/31/2012........    11.688105        13.471164          2,070
 01/01/2013 to 12/31/2013........    13.471164        17.136505          1,806
 01/01/2014 to 12/31/2014........    17.136505        18.180935          1,782
 01/01/2015 to 12/31/2015........    18.180935        18.995541          1,699
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.467856         9.538799          6,691
 01/01/2007 to 12/31/2007........     9.538799         9.795699          5,318
 01/01/2008 to 12/31/2008........     9.795699         5.952088          6,260
 01/01/2009 to 12/31/2009........     5.952088         7.637792          5,929
 01/01/2010 to 12/31/2010........     7.637792         8.321314          3,101
 01/01/2011 to 12/31/2011........     8.321314         7.987642          3,159
 01/01/2012 to 12/31/2012........     7.987642         9.174255          3,040
 01/01/2013 to 12/31/2013........     9.174255        11.975282          2,585
 01/01/2014 to 12/31/2014........    11.975282        12.954040          2,501
 01/01/2015 to 12/31/2015........    12.954040        12.850052          2,511





                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.162763        10.471033             137
 01/01/2013 to 12/31/2013........    10.471033        11.413417             135
 01/01/2014 to 12/31/2014........    11.413417        12.015497             134
 01/01/2015 to 12/31/2015........    12.015497        11.851706             132
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996775         1.036465               0
 01/01/2015 to 12/31/2015........     1.036465         1.006450               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007863         6.985127         139,907
 01/01/2009 to 12/31/2009........     6.985127         8.859160         231,006
 01/01/2010 to 12/31/2010........     8.859160         9.744719         257,815
 01/01/2011 to 12/31/2011........     9.744719         9.353610         233,612
 01/01/2012 to 12/31/2012........     9.353610        10.412958         152,536
 01/01/2013 to 12/31/2013........    10.412958        12.104402         130,211
 01/01/2014 to 12/31/2014........    12.104402        12.588722          94,002

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    12.588722        12.258495          65,479
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997863         6.335719               0
 01/01/2009 to 12/31/2009........     6.335719         8.328393         149,102
 01/01/2010 to 12/31/2010........     8.328393         9.268914          71,460
 01/01/2011 to 12/31/2011........     9.268914         8.660039          69,031
 01/01/2012 to 12/31/2012........     8.660039         9.864152          64,084
 01/01/2013 to 12/31/2013........     9.864152        12.102611          52,881
 01/01/2014 to 12/31/2014........    12.102611        12.627041         119,860
 01/01/2015 to 12/31/2015........    12.627041        12.289586         109,909
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017862         7.656315           5,891
 01/01/2009 to 12/31/2009........     7.656315         9.265193          22,582
 01/01/2010 to 12/31/2010........     9.265193         9.986512          26,607
 01/01/2011 to 12/31/2011........     9.986512         9.812803          22,902
 01/01/2012 to 12/31/2012........     9.812803        10.665319          19,990
 01/01/2013 to 12/31/2013........    10.665319        11.873550          20,305
 01/01/2014 to 12/31/2014........    11.873550        12.353921          14,871
 01/01/2015 to 12/31/2015........    12.353921        12.027377          10,844
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.090112        11.452990             123
 01/01/2013 to 12/31/2013........    11.452990        10.850896             122
 01/01/2014 to 12/31/2014........    10.850896        11.066744             121
 01/01/2015 to 12/31/2015........    11.066744         9.813986             120
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.444243         1.646278         170,794
 01/01/2007 to 12/31/2007........     1.646278         1.776867         157,716
 01/01/2008 to 12/31/2008........     1.776867         0.971554         133,605
 01/01/2009 to 12/31/2009........     0.971554         1.161317          68,362
 01/01/2010 to 12/31/2010........     1.161317         1.217045          50,576
 01/01/2011 to 12/31/2011........     1.217045         0.953279          46,757
 01/01/2012 to 12/31/2012........     0.953279         1.115823          28,725
 01/01/2013 to 12/31/2013........     1.115823         1.259929          13,416
 01/01/2014 to 12/31/2014........     1.259929         1.194285           7,571
 01/01/2015 to 12/31/2015........     1.194285         1.145802               0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.464325         1.669638         169,539
 01/01/2007 to 12/31/2007........     1.669638         1.804299         134,983
 01/01/2008 to 12/31/2008........     1.804299         0.987266         112,080
 01/01/2009 to 12/31/2009........     0.987266         1.180843          80,133
 01/01/2010 to 12/31/2010........     1.180843         1.239552          64,374
 01/01/2011 to 12/31/2011........     1.239552         0.972761          61,599
 01/01/2012 to 12/31/2012........     0.972761         1.138887          11,642
 01/01/2013 to 12/31/2013........     1.138887         1.287746           4,291
 01/01/2014 to 12/31/2014........     1.287746         1.222556           4,272
 01/01/2015 to 12/31/2015........     1.222556         1.173203           4,254
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.233588         1.255961         483,023
 01/01/2007 to 12/31/2007........     1.255961         1.313615         405,388
 01/01/2008 to 12/31/2008........     1.313615         1.360718         298,496
 01/01/2009 to 12/31/2009........     1.360718         1.400894         236,253
 01/01/2010 to 12/31/2010........     1.400894         1.452061         236,963
 01/01/2011 to 12/31/2011........     1.452061         1.527812         200,696

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.527812         1.552462         134,389
 01/01/2013 to 12/31/2013........     1.552462         1.483936          81,483
 01/01/2014 to 12/31/2014........     1.483936         1.535004          25,443
 01/01/2015 to 12/31/2015........     1.535004         1.506708          18,269
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.995255         4.080413         334,297
 01/01/2007 to 12/31/2007........     4.080413         4.242165         269,889
 01/01/2008 to 12/31/2008........     4.242165         4.007559         211,504
 01/01/2009 to 12/31/2009........     4.007559         4.291104         113,500
 01/01/2010 to 12/31/2010........     4.291104         4.547818         212,919
 01/01/2011 to 12/31/2011........     4.547818         4.741413         140,573
 01/01/2012 to 12/31/2012........     4.741413         4.987932         102,458
 01/01/2013 to 12/31/2013........     4.987932         4.842312          34,154
 01/01/2014 to 12/31/2014........     4.842312         5.072192          32,020
 01/01/2015 to 12/31/2015........     5.072192         4.991188          24,029
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.516095         2.563511          23,095
 01/01/2007 to 12/31/2007........     2.563511         2.977089          63,607
 01/01/2008 to 12/31/2008........     2.977089         1.848201          69,761
 01/01/2009 to 12/31/2009........     1.848201         2.474173          29,549
 01/01/2010 to 12/31/2010........     2.474173         2.898829          39,704
 01/01/2011 to 12/31/2011........     2.898829         2.582672          44,729
 01/01/2012 to 12/31/2012........     2.582672         2.888947          32,605
 01/01/2013 to 12/31/2013........     2.888947         3.793705          27,168
 01/01/2014 to 12/31/2014........     3.793705         4.041734          21,280
 01/01/2015 to 12/31/2015........     4.041734         4.201938           9,848
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.205566        16.334444             431
 01/01/2007 to 12/31/2007........    16.334444        16.613557             429
 01/01/2008 to 12/31/2008........    16.613557         8.968376             427
 01/01/2009 to 05/01/2009........     8.968376         9.342196               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.537375         2.587987          59,132
 01/01/2007 to 12/31/2007........     2.587987         3.008327          38,513
 01/01/2008 to 12/31/2008........     3.008327         1.869447          40,831
 01/01/2009 to 12/31/2009........     1.869447         2.504793          29,096
 01/01/2010 to 12/31/2010........     2.504793         2.938490          29,482
 01/01/2011 to 12/31/2011........     2.938490         2.620652          23,167
 01/01/2012 to 12/31/2012........     2.620652         2.934060           4,887
 01/01/2013 to 12/31/2013........     2.934060         3.857039               0
 01/01/2014 to 12/31/2014........     3.857039         4.113307               0
 01/01/2015 to 12/31/2015........     4.113307         4.280197               0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.919064        10.202541             140
 01/01/2013 to 12/31/2013........    10.202541        11.036956             139
 01/01/2014 to 12/31/2014........    11.036956        11.464140             137
 01/01/2015 to 12/31/2015........    11.464140        11.230509             136
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.203210         1.405767         149,701
 01/01/2007 to 12/31/2007........     1.405767         1.421609         169,332
 01/01/2008 to 12/31/2008........     1.421609         0.904612         118,734
 01/01/2009 to 12/31/2009........     0.904612         0.985207          78,428

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.985207         1.052428           54,406
 01/01/2011 to 12/31/2011........     1.052428         1.053301           45,376
 01/01/2012 to 12/31/2012........     1.053301         1.177144           37,759
 01/01/2013 to 12/31/2013........     1.177144         1.520896           28,010
 01/01/2014 to 12/31/2014........     1.520896         1.636229           15,902
 01/01/2015 to 12/31/2015........     1.636229         1.505488            4,603
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.207691         1.411893          277,510
 01/01/2007 to 12/31/2007........     1.411893         1.429781          183,512
 01/01/2008 to 12/31/2008........     1.429781         0.910804          148,287
 01/01/2009 to 12/31/2009........     0.910804         0.993045          124,060
 01/01/2010 to 12/31/2010........     0.993045         1.061554           67,014
 01/01/2011 to 12/31/2011........     1.061554         1.063242           57,299
 01/01/2012 to 12/31/2012........     1.063242         1.190011           16,157
 01/01/2013 to 12/31/2013........     1.190011         1.539160                0
 01/01/2014 to 12/31/2014........     1.539160         1.657210                0
 01/01/2015 to 12/31/2015........     1.657210         1.526601                0
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.959327         2.009047          414,504
 01/01/2007 to 12/31/2007........     2.009047         2.064890          771,872
 01/01/2008 to 12/31/2008........     2.064890         2.077539        1,019,356
 01/01/2009 to 12/31/2009........     2.077539         2.042576          685,901
 01/01/2010 to 12/31/2010........     2.042576         2.003130          470,728
 01/01/2011 to 12/31/2011........     2.003130         1.964550          426,605
 01/01/2012 to 12/31/2012........     1.964550         1.926404          233,295
 01/01/2013 to 12/31/2013........     1.926404         1.889201           51,453
 01/01/2014 to 12/31/2014........     1.889201         1.852716           33,546
 01/01/2015 to 12/31/2015........     1.852716         1.816936           10,748
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.206292        19.168944           72,880
 01/01/2007 to 12/31/2007........    19.168944        15.975954           43,562
 01/01/2008 to 12/31/2008........    15.975954         9.137518           36,005
 01/01/2009 to 12/31/2009........     9.137518        12.073639           26,398
 01/01/2010 to 12/31/2010........    12.073639        13.747791           20,861
 01/01/2011 to 12/31/2011........    13.747791        12.729591           17,492
 01/01/2012 to 12/31/2012........    12.729591        15.726764           13,061
 01/01/2013 to 12/31/2013........    15.726764        15.969880           10,227
 01/01/2014 to 12/31/2014........    15.969880        17.739388            7,349
 01/01/2015 to 12/31/2015........    17.739388        17.152962            3,441
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.790201         0.761508          156,670
 01/01/2007 to 12/31/2007........     0.761508         0.763649          100,878
 01/01/2008 to 12/31/2008........     0.763649         0.456406          151,846
 01/01/2009 to 12/31/2009........     0.456406         0.595126          133,470
 01/01/2010 to 12/31/2010........     0.595126         0.722471          170,865
 01/01/2011 to 12/31/2011........     0.722471         0.731557           80,339
 01/01/2012 to 12/31/2012........     0.731557         0.850125           74,156
 01/01/2013 to 12/31/2013........     0.850125         1.213905           66,645
 01/01/2014 to 12/31/2014........     1.213905         1.415378          332,532
 01/01/2015 to 12/31/2015........     1.415378         1.332013           89,854
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   127.012722       155.237739               21
 01/01/2008 to 12/31/2008........   155.237739        88.297185            1,290

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........    88.297185       123.701024           2,660
 01/01/2010 to 12/31/2010........   123.701024       132.713434             873
 01/01/2011 to 12/31/2011........   132.713434       120.335091             852
 01/01/2012 to 12/31/2012........   120.335091       144.568361             643
 01/01/2013 to 12/31/2013........   144.568361       182.588883           4,238
 01/01/2014 to 04/25/2014........   182.588883       189.801978               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.000686         9.614354           3,572
 01/01/2007 to 12/31/2007........     9.614354         8.870788           3,545
 01/01/2008 to 12/31/2008........     8.870788         3.947805           4,190
 01/01/2009 to 12/31/2009........     3.947805         5.341592           4,085
 01/01/2010 to 12/31/2010........     5.341592         5.622725           4,211
 01/01/2011 to 04/29/2011........     5.622725         5.967989               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.603221         0.545189         316,070
 01/01/2012 to 12/31/2012........     0.545189         0.633868         223,726
 01/01/2013 to 12/31/2013........     0.633868         0.906648         175,058
 01/01/2014 to 12/31/2014........     0.906648         1.057588         146,739
 01/01/2015 to 12/31/2015........     1.057588         0.995813         148,663
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.907503         0.969747         242,453
 01/01/2007 to 12/31/2007........     0.969747         0.895651         217,806
 01/01/2008 to 12/31/2008........     0.895651         0.398937         243,992
 01/01/2009 to 12/31/2009........     0.398937         0.539751         264,406
 01/01/2010 to 12/31/2010........     0.539751         0.568369         264,543
 01/01/2011 to 04/29/2011........     0.568369         0.603318               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    36.772052        38.396213           3,731
 01/01/2007 to 12/31/2007........    38.396213        45.270041          11,617
 01/01/2008 to 12/31/2008........    45.270041        24.042822           1,306
 01/01/2009 to 12/31/2009........    24.042822        35.146496           3,279
 01/01/2010 to 12/31/2010........    35.146496        39.636394             489
 01/01/2011 to 12/31/2011........    39.636394        37.611161             548
 01/01/2012 to 12/31/2012........    37.611161        40.824614             261
 01/01/2013 to 12/31/2013........    40.824614        53.022031              69
 01/01/2014 to 12/31/2014........    53.022031        57.653357             497
 01/01/2015 to 12/31/2015........    57.653357        58.012356             491
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.537545         1.942959         569,430
 01/01/2007 to 12/31/2007........     1.942959         1.883919         447,398
 01/01/2008 to 12/31/2008........     1.883919         1.092099         313,868
 01/01/2009 to 12/31/2009........     1.092099         1.660730         399,721
 01/01/2010 to 12/31/2010........     1.660730         1.896109         244,712
 01/01/2011 to 12/31/2011........     1.896109         1.594456         152,826
 01/01/2012 to 12/31/2012........     1.594456         2.020887         136,316
 01/01/2013 to 12/31/2013........     2.020887         2.586144         127,099
 01/01/2014 to 12/31/2014........     2.586144         2.389349         106,978
 01/01/2015 to 12/31/2015........     2.389349         2.237239          80,569
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.543286         1.952280          23,037
 01/01/2007 to 12/31/2007........     1.952280         1.895229          23,624

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   1.895229         1.099737            22,300
 01/01/2009 to 12/31/2009........   1.099737         1.674551            16,910
 01/01/2010 to 12/31/2010........   1.674551         1.913300             4,825
 01/01/2011 to 12/31/2011........   1.913300         1.611458                 0
 01/01/2012 to 12/31/2012........   1.611458         2.042740                 0
 01/01/2013 to 12/31/2013........   2.042740         2.617279                 0
 01/01/2014 to 12/31/2014........   2.617279         2.421308                 0
 01/01/2015 to 12/31/2015........   2.421308         2.268778                 0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010622         1.044035            59,724
 01/01/2013 to 12/31/2013........   1.044035         1.042928             1,336
 01/01/2014 to 12/31/2014........   1.042928         1.079866             1,321
 01/01/2015 to 12/31/2015........   1.079866         1.014479             1,307
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.351521         2.408451            77,325
 01/01/2013 to 12/31/2013........   2.408451         3.077750            66,410
 01/01/2014 to 12/31/2014........   3.077750         3.309378            37,342
 01/01/2015 to 12/31/2015........   3.309378         2.953971            27,777
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........   2.297706         2.505783           510,618
 01/01/2007 to 12/31/2007........   2.505783         2.535528           500,367
 01/01/2008 to 12/31/2008........   2.535528         1.305905           371,535
 01/01/2009 to 12/31/2009........   1.305905         1.892107           352,225
 01/01/2010 to 12/31/2010........   1.892107         2.338972           167,140
 01/01/2011 to 12/31/2011........   2.338972         2.140790           146,705
 01/01/2012 to 04/27/2012........   2.140790         2.363160                 0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........   1.270171         1.422380            94,555
 01/01/2007 to 12/31/2007........   1.422380         1.549184           181,546
 01/01/2008 to 12/31/2008........   1.549184         0.930802           178,943
 01/01/2009 to 12/31/2009........   0.930802         1.221543            67,444
 01/01/2010 to 12/31/2010........   1.221543         1.511636            66,406
 01/01/2011 to 12/31/2011........   1.511636         1.466474            39,155
 01/01/2012 to 12/31/2012........   1.466474         1.700175             2,591
 01/01/2013 to 12/31/2013........   1.700175         2.337236                 0
 01/01/2014 to 12/31/2014........   2.337236         2.473424                 0
 01/01/2015 to 12/31/2015........   2.473424         2.384181                 0
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   0.473769         0.476371            21,777
 01/01/2007 to 12/31/2007........   0.476371         0.520322            33,159
 01/01/2008 to 12/31/2008........   0.520322         0.323761           107,703
 01/01/2009 to 12/31/2009........   0.323761         0.443127            49,116
 01/01/2010 to 12/31/2010........   0.443127         0.483741            21,745
 01/01/2011 to 12/31/2011........   0.483741         0.475470            17,052
 01/01/2012 to 12/31/2012........   0.475470         0.538777            50,031
 01/01/2013 to 12/31/2013........   0.538777         0.722459            43,197
 01/01/2014 to 12/31/2014........   0.722459         0.770454            34,039
 01/01/2015 to 12/31/2015........   0.770454         0.835211            29,665
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........   8.401066         8.866752             4,921
 01/01/2007 to 12/31/2007........   8.866752         9.936998             6,667
 01/01/2008 to 12/31/2008........   9.936998         5.267773             7,587

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     5.267773         7.423755           5,740
 01/01/2010 to 12/31/2010........     7.423755         7.964587           4,325
 01/01/2011 to 12/31/2011........     7.964587         7.703252           4,134
 01/01/2012 to 04/27/2012........     7.703252         8.650629               0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.474791         0.477746          69,883
 01/01/2007 to 12/31/2007........     0.477746         0.522552          53,605
 01/01/2008 to 12/31/2008........     0.522552         0.325010          31,856
 01/01/2009 to 12/31/2009........     0.325010         0.445852          56,001
 01/01/2010 to 12/31/2010........     0.445852         0.487274          51,571
 01/01/2011 to 12/31/2011........     0.487274         0.479351          41,288
 01/01/2012 to 12/31/2012........     0.479351         0.543277               0
 01/01/2013 to 12/31/2013........     0.543277         0.729406               0
 01/01/2014 to 12/31/2014........     0.729406         0.778677               0
 01/01/2015 to 12/31/2015........     0.778677         0.845080               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012676         1.046073           1,372
 01/01/2013 to 12/31/2013........     1.046073         1.138584           1,358
 01/01/2014 to 12/31/2014........     1.138584         1.194488           1,344
 01/01/2015 to 12/31/2015........     1.194488         1.181896           1,329
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.666935        13.869915           3,283
 01/01/2014 to 12/31/2014........    13.869915        14.073669           3,183
 01/01/2015 to 12/31/2015........    14.073669        13.971318           1,492
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         7.956191               0
 01/01/2009 to 12/31/2009........     7.956191         9.973909           1,530
 01/01/2010 to 12/31/2010........     9.973909        10.937579           5,105
 01/01/2011 to 12/31/2011........    10.937579        10.955740           3,468
 01/01/2012 to 12/31/2012........    10.955740        12.085237           4,968
 01/01/2013 to 04/26/2013........    12.085237        12.592977               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.617958         2.988475          51,117
 01/01/2007 to 12/31/2007........     2.988475         3.271123          57,190
 01/01/2008 to 12/31/2008........     3.271123         2.051110          51,886
 01/01/2009 to 12/31/2009........     2.051110         2.613486          42,928
 01/01/2010 to 12/31/2010........     2.613486         3.260448          40,778
 01/01/2011 to 12/31/2011........     3.260448         3.208438          39,775
 01/01/2012 to 12/31/2012........     3.208438         3.595075          30,620
 01/01/2013 to 12/31/2013........     3.595075         4.960120          20,285
 01/01/2014 to 12/31/2014........     4.960120         5.034667          16,110
 01/01/2015 to 12/31/2015........     5.034667         4.851413           8,149
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.639934         3.016453         103,043
 01/01/2007 to 12/31/2007........     3.016453         3.304879          73,758
 01/01/2008 to 12/31/2008........     3.304879         2.074362          65,250
 01/01/2009 to 12/31/2009........     2.074362         2.645632          63,704
 01/01/2010 to 12/31/2010........     2.645632         3.303936          60,110
 01/01/2011 to 12/31/2011........     3.303936         3.254531          30,682
 01/01/2012 to 12/31/2012........     3.254531         3.650281          13,758
 01/01/2013 to 12/31/2013........     3.650281         5.041364               0
 01/01/2014 to 12/31/2014........     5.041364         5.122030               0
 01/01/2015 to 12/31/2015........     5.122030         4.940699               0

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.978803         1.053255         143,973
 01/01/2007 to 12/31/2007........     1.053255         1.077369          59,710
 01/01/2008 to 12/31/2008........     1.077369         0.620054         101,817
 01/01/2009 to 12/31/2009........     0.620054         0.788533          80,695
 01/01/2010 to 12/31/2010........     0.788533         1.015732          75,298
 01/01/2011 to 12/31/2011........     1.015732         1.023503          74,409
 01/01/2012 to 12/31/2012........     1.023503         1.112973          49,630
 01/01/2013 to 12/31/2013........     1.112973         1.619554          61,990
 01/01/2014 to 12/31/2014........     1.619554         1.603119          51,369
 01/01/2015 to 12/31/2015........     1.603119         1.594596          38,608
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.598569         1.711199         819,116
 01/01/2007 to 12/31/2007........     1.711199         1.787888         689,961
 01/01/2008 to 12/31/2008........     1.787888         1.427095         537,289
 01/01/2009 to 12/31/2009........     1.427095         1.914202         472,510
 01/01/2010 to 12/31/2010........     1.914202         2.120649         452,490
 01/01/2011 to 12/31/2011........     2.120649         2.172529         336,854
 01/01/2012 to 12/31/2012........     2.172529         2.406186         244,697
 01/01/2013 to 12/31/2013........     2.406186         2.548005         213,418
 01/01/2014 to 12/31/2014........     2.548005         2.619468         144,611
 01/01/2015 to 12/31/2015........     2.619468         2.513020          69,269
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.298190         3.628440         112,133
 01/01/2007 to 12/31/2007........     3.628440         3.306251          94,458
 01/01/2008 to 12/31/2008........     3.306251         1.746434          49,235
 01/01/2009 to 12/31/2009........     1.746434         2.418307          46,595
 01/01/2010 to 12/31/2010........     2.418307         2.721688          39,604
 01/01/2011 to 12/31/2011........     2.721688         2.842480          36,463
 01/01/2012 to 12/31/2012........     2.842480         3.110118          32,707
 01/01/2013 to 12/31/2013........     3.110118         4.163640          28,562
 01/01/2014 to 12/31/2014........     4.163640         4.151577          23,750
 01/01/2015 to 12/31/2015........     4.151577         3.677892          18,160
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.367724         3.708654         283,538
 01/01/2007 to 12/31/2007........     3.708654         3.382715         263,238
 01/01/2008 to 12/31/2008........     3.382715         1.788597         265,871
 01/01/2009 to 12/31/2009........     1.788597         2.479109         215,702
 01/01/2010 to 12/31/2010........     2.479109         2.792854         194,283
 01/01/2011 to 12/31/2011........     2.792854         2.919751          82,374
 01/01/2012 to 12/31/2012........     2.919751         3.197885          41,589
 01/01/2013 to 12/31/2013........     3.197885         4.285544          20,972
 01/01/2014 to 12/31/2014........     4.285544         4.277363          18,772
 01/01/2015 to 12/31/2015........     4.277363         3.793040          19,940
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987330         9.730711           6,803
 01/01/2012 to 12/31/2012........     9.730711         9.961470               0
 01/01/2013 to 12/31/2013........     9.961470         9.882492               0
 01/01/2014 to 12/31/2014........     9.882492         9.794162               0
 01/01/2015 to 12/31/2015........     9.794162         9.545228               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.109518        12.601688          22,728
 01/01/2007 to 12/31/2007........    12.601688        12.760958          22,250

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    12.760958         7.451953          18,359
 01/01/2009 to 12/31/2009........     7.451953         9.609306          28,865
 01/01/2010 to 12/31/2010........     9.609306        10.902521          26,359
 01/01/2011 to 04/29/2011........    10.902521        11.801014               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.765179        10.039203          23,054
 01/01/2012 to 12/31/2012........    10.039203        11.492516           4,855
 01/01/2013 to 12/31/2013........    11.492516        14.596295           3,943
 01/01/2014 to 12/31/2014........    14.596295        15.042811           3,515
 01/01/2015 to 12/31/2015........    15.042811        14.456022             466
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.261789        10.757677           3,631
 01/01/2007 to 12/31/2007........    10.757677        11.136526           4,194
 01/01/2008 to 12/31/2008........    11.136526         9.349595          93,272
 01/01/2009 to 12/31/2009........     9.349595        11.051068         157,872
 01/01/2010 to 12/31/2010........    11.051068        11.927118         168,579
 01/01/2011 to 12/31/2011........    11.927118        12.077756         158,150
 01/01/2012 to 12/31/2012........    12.077756        12.930487         125,421
 01/01/2013 to 12/31/2013........    12.930487        13.224295          88,137
 01/01/2014 to 12/31/2014........    13.224295        13.548873          28,595
 01/01/2015 to 12/31/2015........    13.548873        13.209409           3,612
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.478919        11.245445         119,336
 01/01/2007 to 12/31/2007........    11.245445        11.557663         101,275
 01/01/2008 to 12/31/2008........    11.557663         8.886134          83,912
 01/01/2009 to 12/31/2009........     8.886134        10.777905          56,719
 01/01/2010 to 12/31/2010........    10.777905        11.788180          74,593
 01/01/2011 to 12/31/2011........    11.788180        11.682296          58,630
 01/01/2012 to 12/31/2012........    11.682296        12.768557          59,277
 01/01/2013 to 12/31/2013........    12.768557        13.890021          59,670
 01/01/2014 to 12/31/2014........    13.890021        14.292851          43,234
 01/01/2015 to 12/31/2015........    14.292851        13.866368          18,081
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.708874        11.746060         250,282
 01/01/2007 to 12/31/2007........    11.746060        12.018616         460,702
 01/01/2008 to 12/31/2008........    12.018616         8.411104         336,873
 01/01/2009 to 12/31/2009........     8.411104        10.437100         252,445
 01/01/2010 to 12/31/2010........    10.437100        11.583800         194,255
 01/01/2011 to 12/31/2011........    11.583800        11.205055         216,035
 01/01/2012 to 12/31/2012........    11.205055        12.442474         144,256
 01/01/2013 to 12/31/2013........    12.442474        14.396729         102,598
 01/01/2014 to 12/31/2014........    14.396729        14.831763          68,799
 01/01/2015 to 12/31/2015........    14.831763        14.360907          44,165
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.933905        12.247775         184,709
 01/01/2007 to 12/31/2007........    12.247775        12.472362         326,569
 01/01/2008 to 12/31/2008........    12.472362         7.935695         383,923
 01/01/2009 to 12/31/2009........     7.935695        10.046670         324,182
 01/01/2010 to 12/31/2010........    10.046670        11.301046         300,937
 01/01/2011 to 12/31/2011........    11.301046        10.665174         256,468
 01/01/2012 to 12/31/2012........    10.665174        12.067344         231,572
 01/01/2013 to 12/31/2013........    12.067344        14.711475         257,937
 01/01/2014 to 12/31/2014........    14.711475        15.181531         192,152

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    15.181531        14.635793         167,240
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         7.007019          40,583
 01/01/2009 to 12/31/2009........     7.007019         8.833691           8,599
 01/01/2010 to 12/31/2010........     8.833691         9.533465          12,737
 01/01/2011 to 12/31/2011........     9.533465         9.185125          59,097
 01/01/2012 to 12/31/2012........     9.185125        10.459122          54,129
 01/01/2013 to 04/26/2013........    10.459122        11.240141               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.312470        12.847394          49,150
 01/01/2014 to 04/25/2014........    12.847394        12.773316               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.945871        10.368964             140
 01/01/2013 to 12/31/2013........    10.368964        11.629151             138
 01/01/2014 to 12/31/2014........    11.629151        12.504931             137
 01/01/2015 to 12/31/2015........    12.504931        11.762146             135
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.398892         1.506754         306,319
 01/01/2007 to 12/31/2007........     1.506754         1.588560         368,842
 01/01/2008 to 12/31/2008........     1.588560         0.991072         296,085
 01/01/2009 to 12/31/2009........     0.991072         1.329369         123,685
 01/01/2010 to 12/31/2010........     1.329369         1.642620          57,604
 01/01/2011 to 12/31/2011........     1.642620         1.575722          52,291
 01/01/2012 to 12/31/2012........     1.575722         1.812904          40,205
 01/01/2013 to 12/31/2013........     1.812904         2.361596          33,072
 01/01/2014 to 12/31/2014........     2.361596         2.529648          19,881
 01/01/2015 to 12/31/2015........     2.529648         2.415762          14,458
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.768430        11.218176               0
 01/01/2014 to 12/31/2014........    11.218176        12.020392               0
 01/01/2015 to 12/31/2015........    12.020392        11.645395               0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.469943         3.919918         304,269
 01/01/2007 to 12/31/2007........     3.919918         4.035033         285,909
 01/01/2008 to 12/31/2008........     4.035033         2.482513         257,855
 01/01/2009 to 12/31/2009........     2.482513         3.065628         190,850
 01/01/2010 to 12/31/2010........     3.065628         3.442111         130,188
 01/01/2011 to 12/31/2011........     3.442111         3.430978          96,140
 01/01/2012 to 12/31/2012........     3.430978         3.883471          48,784
 01/01/2013 to 12/31/2013........     3.883471         5.015748          57,423
 01/01/2014 to 12/31/2014........     5.015748         5.563206          11,514
 01/01/2015 to 12/31/2015........     5.563206         5.505599           2,700
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.663158         9.038131           3,418
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.873322         0.911419               0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.265120         1.570349         335,760
 01/01/2007 to 12/31/2007........     1.570349         1.744527         337,842
 01/01/2008 to 12/31/2008........     1.744527         0.985964         329,327
 01/01/2009 to 12/31/2009........     0.985964         1.272141         203,523
 01/01/2010 to 12/31/2010........     1.272141         1.389876         162,371
 01/01/2011 to 12/31/2011........     1.389876         1.217036         138,370

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.217036           1.392811         100,436
 01/01/2013 to 12/31/2013........   1.392811           1.628960          76,877
 01/01/2014 to 12/31/2014........   1.628960           1.486478          42,552
 01/01/2015 to 12/31/2015........   1.486478           1.431910          15,189
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.658797           4.016546         189,803
 01/01/2007 to 12/31/2007........   4.016546           4.100743         149,327
 01/01/2008 to 12/31/2008........   4.100743           3.122615         113,449
 01/01/2009 to 12/31/2009........   3.122615           3.622835          90,307
 01/01/2010 to 12/31/2010........   3.622835           3.901015          66,636
 01/01/2011 to 12/31/2011........   3.901015           3.908441          50,517
 01/01/2012 to 12/31/2012........   3.908441           4.265989          44,348
 01/01/2013 to 12/31/2013........   4.265989           4.965937          28,617
 01/01/2014 to 12/31/2014........   4.965937           5.277356          28,342
 01/01/2015 to 12/31/2015........   5.277356           5.154760          20,671
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.221069           1.411175         191,084
 01/01/2007 to 12/31/2007........   1.411175           1.328061         184,399
 01/01/2008 to 12/31/2008........   1.328061           0.863398         173,875
 01/01/2009 to 12/31/2009........   0.863398           1.021020         165,568
 01/01/2010 to 12/31/2010........   1.021020           1.113253         128,192
 01/01/2011 to 12/31/2011........   1.113253           1.098775         113,608
 01/01/2012 to 12/31/2012........   1.098775           1.253275          72,450
 01/01/2013 to 12/31/2013........   1.253275           1.664009         123,513
 01/01/2014 to 12/31/2014........   1.664009           1.804234         106,082
 01/01/2015 to 12/31/2015........   1.804234           1.762941           1,339
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.636417           2.887135         142,467
 01/01/2007 to 12/31/2007........   2.887135           2.942615         132,913
 01/01/2008 to 12/31/2008........   2.942615           1.757271         106,100
 01/01/2009 to 12/31/2009........   1.757271           2.093613          37,583
 01/01/2010 to 12/31/2010........   2.093613           2.346357          25,854
 01/01/2011 to 12/31/2011........   2.346357           2.154216          29,000
 01/01/2012 to 12/31/2012........   2.154216           2.439213          22,424
 01/01/2013 to 04/26/2013........   2.439213           2.680775               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997863           6.575142               0
 01/01/2009 to 12/31/2009........   6.575142           8.052751           2,981
 01/01/2010 to 12/31/2010........   8.052751           8.767862           2,981
 01/01/2011 to 12/31/2011........   8.767862           8.551854               0
 01/01/2012 to 12/31/2012........   8.551854           9.552875               0
 01/01/2013 to 04/26/2013........   9.552875          10.446045               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.229648           1.422232         121,176
 01/01/2007 to 12/31/2007........   1.422232           1.339827         109,554
 01/01/2008 to 12/31/2008........   1.339827           0.872258          95,321
 01/01/2009 to 12/31/2009........   0.872258           1.032232          90,384
 01/01/2010 to 12/31/2010........   1.032232           1.126228          79,498
 01/01/2011 to 12/31/2011........   1.126228           1.113424          38,909
 01/01/2012 to 12/31/2012........   1.113424           1.270803          18,165
 01/01/2013 to 12/31/2013........   1.270803           1.690372               0
 01/01/2014 to 12/31/2014........   1.690372           1.833914               0
 01/01/2015 to 12/31/2015........   1.833914           1.793633               0

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.662845         2.918896            76,496
 01/01/2007 to 12/31/2007........   2.918896         2.977908            28,254
 01/01/2008 to 12/31/2008........   2.977908         1.780358            21,934
 01/01/2009 to 12/31/2009........   1.780358         2.124129            21,902
 01/01/2010 to 12/31/2010........   2.124129         2.383037            17,320
 01/01/2011 to 12/31/2011........   2.383037         2.189922            18,828
 01/01/2012 to 12/31/2012........   2.189922         2.482181             6,525
 01/01/2013 to 04/26/2013........   2.482181         2.728967                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.197385         1.385601            63,610
 01/01/2011 to 12/31/2011........   1.385601         1.264831            73,184
 01/01/2012 to 12/31/2012........   1.264831         1.355400            27,096
 01/01/2013 to 12/31/2013........   1.355400         1.847956             8,541
 01/01/2014 to 12/31/2014........   1.847956         1.830645             5,766
 01/01/2015 to 12/31/2015........   1.830645         1.705113                 0
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.653004         1.808545            62,688
 01/01/2007 to 12/31/2007........   1.808545         1.917269            57,272
 01/01/2008 to 12/31/2008........   1.917269         0.837909            59,112
 01/01/2009 to 12/31/2009........   0.837909         1.097272            56,197
 01/01/2010 to 04/30/2010........   1.097272         1.185442                 0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.190811         1.465061           599,910
 01/01/2007 to 12/31/2007........   1.465061         1.587756           563,321
 01/01/2008 to 12/31/2008........   1.587756         0.899939           482,514
 01/01/2009 to 12/31/2009........   0.899939         1.132218           274,579
 01/01/2010 to 12/31/2010........   1.132218         1.198231           220,468
 01/01/2011 to 12/31/2011........   1.198231         1.026483           233,761
 01/01/2012 to 12/31/2012........   1.026483         1.187989           175,241
 01/01/2013 to 12/31/2013........   1.187989         1.415781           184,061
 01/01/2014 to 12/31/2014........   1.415781         1.301413           109,974
 01/01/2015 to 12/31/2015........   1.301413         1.259942            83,497
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.802092         2.057989           169,414
 01/01/2007 to 12/31/2007........   2.057989         1.943529           141,021
 01/01/2008 to 12/31/2008........   1.943529         1.171043           103,455
 01/01/2009 to 12/31/2009........   1.171043         1.295815            75,879
 01/01/2010 to 12/31/2010........   1.295815         1.542019            68,246
 01/01/2011 to 12/31/2011........   1.542019         1.595580            63,148
 01/01/2012 to 12/31/2012........   1.595580         1.717210            47,664
 01/01/2013 to 12/31/2013........   1.717210         2.327187            43,241
 01/01/2014 to 12/31/2014........   2.327187         2.275384            16,928
 01/01/2015 to 12/31/2015........   2.275384         2.239921            10,844
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   1.412470         1.588558            44,541
 01/01/2007 to 12/31/2007........   1.588558         1.515493            63,014
 01/01/2008 to 12/31/2008........   1.515493         0.916923            59,026
 01/01/2009 to 12/31/2009........   0.916923         1.229783            46,028
 01/01/2010 to 12/31/2010........   1.229783         1.481743            39,807
 01/01/2011 to 12/31/2011........   1.481743         1.376512            38,025
 01/01/2012 to 12/31/2012........   1.376512         1.421136            18,637
 01/01/2013 to 04/26/2013........   1.421136         1.538211                 0

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.807355         2.067528          403,558
 01/01/2007 to 12/31/2007........     2.067528         1.954857          343,693
 01/01/2008 to 12/31/2008........     1.954857         1.178912          288,235
 01/01/2009 to 12/31/2009........     1.178912         1.305527          168,487
 01/01/2010 to 12/31/2010........     1.305527         1.554993          136,802
 01/01/2011 to 12/31/2011........     1.554993         1.609794           96,816
 01/01/2012 to 12/31/2012........     1.609794         1.734851           55,561
 01/01/2013 to 12/31/2013........     1.734851         2.354228           35,046
 01/01/2014 to 12/31/2014........     2.354228         2.304355           35,423
 01/01/2015 to 12/31/2015........     2.304355         2.269528           33,237
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.027126        18.288645            2,558
 01/01/2007 to 12/31/2007........    18.288645        19.056539            7,347
 01/01/2008 to 12/31/2008........    19.056539        11.107987            3,684
 01/01/2009 to 12/31/2009........    11.107987        15.229231            2,667
 01/01/2010 to 12/31/2010........    15.229231        17.314082            8,735
 01/01/2011 to 12/31/2011........    17.314082        15.553043           18,936
 01/01/2012 to 12/31/2012........    15.553043        18.480728           20,492
 01/01/2013 to 12/31/2013........    18.480728        23.037964           14,882
 01/01/2014 to 12/31/2014........    23.037964        23.077053            3,964
 01/01/2015 to 12/31/2015........    23.077053        23.522057            2,940
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997863         6.544407                0
 01/01/2009 to 12/31/2009........     6.544407         8.511644                0
 01/01/2010 to 12/31/2010........     8.511644         8.986657                0
 01/01/2011 to 12/31/2011........     8.986657         8.205560                0
 01/01/2012 to 12/31/2012........     8.205560         9.833783                0
 01/01/2013 to 04/26/2013........     9.833783        10.436072                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999733         1.031663                0
 01/01/2015 to 12/31/2015........     1.031663         0.956324                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.815353        10.881304            1,811
 01/01/2007 to 12/31/2007........    10.881304        11.822230           10,279
 01/01/2008 to 12/31/2008........    11.822230        10.794602           39,361
 01/01/2009 to 12/31/2009........    10.794602        12.496882           85,562
 01/01/2010 to 12/31/2010........    12.496882        13.206763           82,427
 01/01/2011 to 12/31/2011........    13.206763        14.395452           71,090
 01/01/2012 to 12/31/2012........    14.395452        15.405078           46,472
 01/01/2013 to 12/31/2013........    15.405078        13.706290           17,599
 01/01/2014 to 12/31/2014........    13.706290        13.830483            7,922
 01/01/2015 to 12/31/2015........    13.830483        13.141541            3,356
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.186889         1.216618        1,143,591
 01/01/2007 to 12/31/2007........     1.216618         1.283246        1,050,257
 01/01/2008 to 12/31/2008........     1.283246         1.263558          794,765
 01/01/2009 to 12/31/2009........     1.263558         1.462570          954,460
 01/01/2010 to 12/31/2010........     1.462570         1.551524        1,029,498
 01/01/2011 to 12/31/2011........     1.551524         1.569872          875,074
 01/01/2012 to 12/31/2012........     1.569872         1.682119          784,752
 01/01/2013 to 12/31/2013........     1.682119         1.618037          524,780
 01/01/2014 to 12/31/2014........     1.618037         1.653307          302,397

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.653307         1.621460          66,359
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.713017        10.838579             878
 01/01/2013 to 12/31/2013........    10.838579        10.148868             869
 01/01/2014 to 12/31/2014........    10.148868        10.704991             860
 01/01/2015 to 12/31/2015........    10.704991        10.543411             850
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214562        10.711815               0
 01/01/2014 to 12/31/2014........    10.711815        11.412695               0
 01/01/2015 to 12/31/2015........    11.412695        11.052230               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.525247         1.758852         223,695
 01/01/2007 to 12/31/2007........     1.758852         1.695299         182,743
 01/01/2008 to 12/31/2008........     1.695299         1.102669         161,413
 01/01/2009 to 12/31/2009........     1.102669         1.358861         144,594
 01/01/2010 to 12/31/2010........     1.358861         1.686833         100,917
 01/01/2011 to 12/31/2011........     1.686833         1.583397          89,105
 01/01/2012 to 12/31/2012........     1.583397         1.801900          78,176
 01/01/2013 to 12/31/2013........     1.801900         2.441845          36,430
 01/01/2014 to 12/31/2014........     2.441845         2.509188          34,468
 01/01/2015 to 12/31/2015........     2.509188         2.350197          31,208
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010654         1.064118           1,355
 01/01/2013 to 12/31/2013........     1.064118         1.149084           1,341
 01/01/2014 to 12/31/2014........     1.149084         1.214107           1,327
 01/01/2015 to 12/31/2015........     1.214107         1.180193           1,312
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.479788        11.084714           2,476
 01/01/2007 to 12/31/2007........    11.084714        11.456350           2,688
 01/01/2008 to 12/31/2008........    11.456350         8.419062           2,165
 01/01/2009 to 12/31/2009........     8.419062        10.311289          40,463
 01/01/2010 to 12/31/2010........    10.311289        11.349896          41,882
 01/01/2011 to 12/31/2011........    11.349896        11.249280           3,079
 01/01/2012 to 12/31/2012........    11.249280        12.447923           3,037
 01/01/2013 to 12/31/2013........    12.447923        13.786176           2,844
 01/01/2014 to 12/31/2014........    13.786176        14.305706           3,830
 01/01/2015 to 12/31/2015........    14.305706        13.753996           2,163
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.670054        11.337781               0
 01/01/2007 to 12/31/2007........    11.337781        11.742351             394
 01/01/2008 to 12/31/2008........    11.742351         7.718578             746
 01/01/2009 to 12/31/2009........     7.718578         9.772188             393
 01/01/2010 to 12/31/2010........     9.772188        10.940038          60,688
 01/01/2011 to 12/31/2011........    10.940038        10.500759          57,929
 01/01/2012 to 12/31/2012........    10.500759        11.844850          55,527
 01/01/2013 to 12/31/2013........    11.844850        13.715463           2,779
 01/01/2014 to 12/31/2014........    13.715463        14.174098           2,763
 01/01/2015 to 12/31/2015........    14.174098        13.579107           2,745
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.219899         1.350528         136,717
 01/01/2007 to 12/31/2007........     1.350528         1.445504         231,951
 01/01/2008 to 12/31/2008........     1.445504         0.822106         193,852
 01/01/2009 to 12/31/2009........     0.822106         1.153211         417,587

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.153211         1.320318           237,832
 01/01/2011 to 12/31/2011........   1.320318         1.277583           218,517
 01/01/2012 to 12/31/2012........   1.277583         1.486743           174,323
 01/01/2013 to 12/31/2013........   1.486743         2.023303           268,748
 01/01/2014 to 12/31/2014........   2.023303         2.159357           143,322
 01/01/2015 to 12/31/2015........   2.159357         2.340280            69,432
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........   0.462589         0.477935           324,315
 01/01/2007 to 12/31/2007........   0.477935         0.616401           221,339
 01/01/2008 to 12/31/2008........   0.616401         0.335760           222,215
 01/01/2009 to 12/31/2009........   0.335760         0.523469           347,410
 01/01/2010 to 12/31/2010........   0.523469         0.655522           177,277
 01/01/2011 to 12/31/2011........   0.655522         0.579272           158,763
 01/01/2012 to 12/31/2012........   0.579272         0.636863           130,346
 01/01/2013 to 04/26/2013........   0.636863         0.664818                 0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.783007         0.815261           877,594
 01/01/2007 to 12/31/2007........   0.815261         0.940438           813,294
 01/01/2008 to 12/31/2008........   0.940438         0.555637           590,505
 01/01/2009 to 12/31/2009........   0.555637         0.792689           297,921
 01/01/2010 to 12/31/2010........   0.792689         0.992600           300,241
 01/01/2011 to 12/31/2011........   0.992600         0.957430           219,906
 01/01/2012 to 12/31/2012........   0.957430         1.067308           194,199
 01/01/2013 to 12/31/2013........   1.067308         1.429578           161,092
 01/01/2014 to 12/31/2014........   1.429578         1.581069           148,606
 01/01/2015 to 12/31/2015........   1.581069         1.654011            63,618
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.372832         1.395240            40,947
 01/01/2007 to 12/31/2007........   1.395240         1.498575            54,706
 01/01/2008 to 12/31/2008........   1.498575         0.935825            42,217
 01/01/2009 to 12/31/2009........   0.935825         1.272327            39,812
 01/01/2010 to 12/31/2010........   1.272327         1.680292            43,045
 01/01/2011 to 12/31/2011........   1.680292         1.671754            39,034
 01/01/2012 to 12/31/2012........   1.671754         1.900104            45,038
 01/01/2013 to 12/31/2013........   1.900104         2.686536            40,647
 01/01/2014 to 12/31/2014........   2.686536         2.809765            31,888
 01/01/2015 to 12/31/2015........   2.809765         2.823391            23,719
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.881289         1.934086           226,759
 01/01/2007 to 12/31/2007........   1.934086         1.966784           212,004
 01/01/2008 to 12/31/2008........   1.966784         1.635089           170,913
 01/01/2009 to 12/31/2009........   1.635089         2.114941           244,315
 01/01/2010 to 12/31/2010........   2.114941         2.332448           237,077
 01/01/2011 to 12/31/2011........   2.332448         2.421003           193,018
 01/01/2012 to 12/31/2012........   2.421003         2.642122           221,994
 01/01/2013 to 12/31/2013........   2.642122         2.612523           154,870
 01/01/2014 to 12/31/2014........   2.612523         2.697584           111,320
 01/01/2015 to 12/31/2015........   2.697584         2.592559            31,302
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.900076         1.953952           557,480
 01/01/2007 to 12/31/2007........   1.953952         1.990523           539,022
 01/01/2008 to 12/31/2008........   1.990523         1.656953           410,772
 01/01/2009 to 12/31/2009........   1.656953         2.144576           319,961

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.144576         2.368668         311,378
 01/01/2011 to 12/31/2011........     2.368668         2.460698         191,476
 01/01/2012 to 12/31/2012........     2.460698         2.685539          91,362
 01/01/2013 to 12/31/2013........     2.685539         2.658304          49,050
 01/01/2014 to 12/31/2014........     2.658304         2.747713           9,675
 01/01/2015 to 12/31/2015........     2.747713         2.643572           9,621
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.484593         1.513002          86,982
 01/01/2007 to 12/31/2007........     1.513002         1.543470          77,834
 01/01/2008 to 12/31/2008........     1.543470         1.505529          62,835
 01/01/2009 to 12/31/2009........     1.505529         1.536701          93,193
 01/01/2010 to 12/31/2010........     1.536701         1.589802         148,707
 01/01/2011 to 12/31/2011........     1.589802         1.641284         129,191
 01/01/2012 to 12/31/2012........     1.641284         1.658474          80,008
 01/01/2013 to 12/31/2013........     1.658474         1.611722          57,647
 01/01/2014 to 12/31/2014........     1.611722         1.620904          27,519
 01/01/2015 to 12/31/2015........     1.620904         1.594482          19,205
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.499477         1.529055         487,737
 01/01/2007 to 12/31/2007........     1.529055         1.561331         394,486
 01/01/2008 to 12/31/2008........     1.561331         1.524545         288,842
 01/01/2009 to 12/31/2009........     1.524545         1.557687         251,273
 01/01/2010 to 12/31/2010........     1.557687         1.614239         240,917
 01/01/2011 to 12/31/2011........     1.614239         1.666769         179,452
 01/01/2012 to 12/31/2012........     1.666769         1.685855          36,943
 01/01/2013 to 12/31/2013........     1.685855         1.640907               0
 01/01/2014 to 12/31/2014........     1.640907         1.650476               0
 01/01/2015 to 12/31/2015........     1.650476         1.625044               0
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    34.723028        37.543447           1,863
 01/01/2007 to 12/31/2007........    37.543447        38.882370           7,906
 01/01/2008 to 12/31/2008........    38.882370        28.610133           3,344
 01/01/2009 to 12/31/2009........    28.610133        32.827763           7,211
 01/01/2010 to 12/31/2010........    32.827763        35.192799           4,249
 01/01/2011 to 12/31/2011........    35.192799        35.753368           4,789
 01/01/2012 to 12/31/2012........    35.753368        39.304486           3,041
 01/01/2013 to 12/31/2013........    39.304486        46.361404             567
 01/01/2014 to 12/31/2014........    46.361404        50.140242             165
 01/01/2015 to 12/31/2015........    50.140242        50.300290             165
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.136758         3.516900         346,664
 01/01/2007 to 12/31/2007........     3.516900         3.598412         322,390
 01/01/2008 to 12/31/2008........     3.598412         2.134128         204,081
 01/01/2009 to 12/31/2009........     2.134128         2.755341         132,395
 01/01/2010 to 12/31/2010........     2.755341         3.018621         126,417
 01/01/2011 to 12/31/2011........     3.018621         2.834059         102,872
 01/01/2012 to 12/31/2012........     2.834059         3.129688          77,919
 01/01/2013 to 12/31/2013........     3.129688         4.093139          49,507
 01/01/2014 to 12/31/2014........     4.093139         4.429698          26,454
 01/01/2015 to 12/31/2015........     4.429698         4.437192          16,622
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.169065         3.555768         487,070
 01/01/2007 to 12/31/2007........     3.555768         3.641262         349,677

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........   3.641262         2.161758          290,798
 01/01/2009 to 12/31/2009........   2.161758         2.794762          191,715
 01/01/2010 to 12/31/2010........   2.794762         3.064699          156,022
 01/01/2011 to 12/31/2011........   3.064699         2.880021           80,669
 01/01/2012 to 12/31/2012........   2.880021         3.182830           51,971
 01/01/2013 to 12/31/2013........   3.182830         4.167941           39,375
 01/01/2014 to 12/31/2014........   4.167941         4.514451           35,669
 01/01/2015 to 12/31/2015........   4.514451         4.527617           34,176
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........   6.849636         6.882972           14,014
 01/01/2008 to 12/31/2008........   6.882972         4.231445            9,398
 01/01/2009 to 12/31/2009........   4.231445         4.946335            5,876
 01/01/2010 to 12/31/2010........   4.946335         5.455032            3,226
 01/01/2011 to 12/31/2011........   5.455032         5.363552            3,512
 01/01/2012 to 12/31/2012........   5.363552         5.964903            2,862
 01/01/2013 to 12/31/2013........   5.964903         7.855203            3,459
 01/01/2014 to 12/31/2014........   7.855203         8.743888              639
 01/01/2015 to 12/31/2015........   8.743888         8.960395                0
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........   5.910455         6.598524           17,751
 01/01/2007 to 04/27/2007........   6.598524         6.907681                0





                                             AMERICAN FORERUNNER - 2.2
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    13.794839        14.403530           9,302
 01/01/2007 to 12/31/2007........    14.403530        14.557391          21,975
 01/01/2008 to 12/31/2008........    14.557391        12.908549          16,542
 01/01/2009 to 12/31/2009........    12.908549        14.219535          13,635
 01/01/2010 to 12/31/2010........    14.219535        14.806615           9,634
 01/01/2011 to 12/31/2011........    14.806615        15.369418           8,048
 01/01/2012 to 12/31/2012........    15.369418        15.841075           7,340
 01/01/2013 to 12/31/2013........    15.841075        15.161889           7,963
 01/01/2014 to 12/31/2014........    15.161889        15.614826           5,014
 01/01/2015 to 12/31/2015........    15.614826        15.316925           2,869
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.269019         2.753726         531,915
 01/01/2007 to 12/31/2007........     2.753726         3.270664         547,658
 01/01/2008 to 12/31/2008........     3.270664         1.486904         477,846
 01/01/2009 to 12/31/2009........     1.486904         2.346163         511,255
 01/01/2010 to 12/31/2010........     2.346163         2.809600         328,004
 01/01/2011 to 12/31/2011........     2.809600         2.222344         311,667
 01/01/2012 to 12/31/2012........     2.222344         2.568892         185,910
 01/01/2013 to 12/31/2013........     2.568892         3.223677         130,723
 01/01/2014 to 12/31/2014........     3.223677         3.220458         100,296
 01/01/2015 to 12/31/2015........     3.220458         3.158733          42,451
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    12.309813        13.273138         286,635
 01/01/2007 to 12/31/2007........    13.273138        14.585937         247,843
 01/01/2008 to 12/31/2008........    14.585937         7.993652         187,862

                                             AMERICAN FORERUNNER - 2.2
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.993652        10.901629         140,779
 01/01/2010 to 12/31/2010........    10.901629        12.656838         122,691
 01/01/2011 to 12/31/2011........    12.656838        11.852397         100,050
 01/01/2012 to 12/31/2012........    11.852397        13.667384          64,311
 01/01/2013 to 12/31/2013........    13.667384        17.394804          45,364
 01/01/2014 to 12/31/2014........    17.394804        18.464208          30,003
 01/01/2015 to 12/31/2015........    18.464208        19.301155          14,531
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.561100         9.648645         371,609
 01/01/2007 to 12/31/2007........     9.648645         9.913486         347,736
 01/01/2008 to 12/31/2008........     9.913486         6.026688         303,558
 01/01/2009 to 12/31/2009........     6.026688         7.737387         209,507
 01/01/2010 to 12/31/2010........     7.737387         8.434034         167,492
 01/01/2011 to 12/31/2011........     8.434034         8.099883         108,203
 01/01/2012 to 12/31/2012........     8.099883         9.307846          78,633
 01/01/2013 to 12/31/2013........     9.307846        12.155733          56,358
 01/01/2014 to 12/31/2014........    12.155733        13.155815          42,600
 01/01/2015 to 12/31/2015........    13.155815        13.056736          17,445





                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.173017        10.488634              0
 01/01/2013 to 12/31/2013........    10.488634        11.444039            356
 01/01/2014 to 12/31/2014........    11.444039        12.059789              0
 01/01/2015 to 12/31/2015........    12.059789        11.907298              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996789         1.037181              0
 01/01/2015 to 12/31/2015........     1.037181         1.008153              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.007972         6.989945         13,967
 01/01/2009 to 12/31/2009........     6.989945         8.874139         21,662
 01/01/2010 to 12/31/2010........     8.874139         9.770954         19,643
 01/01/2011 to 12/31/2011........     9.770954         9.388157         11,311
 01/01/2012 to 12/31/2012........     9.388157        10.461928         37,359
 01/01/2013 to 12/31/2013........    10.461928        12.173490         36,801
 01/01/2014 to 12/31/2014........    12.173490        12.673243         35,983
 01/01/2015 to 12/31/2015........    12.673243        12.353151         34,313
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.997973         6.340094              0
 01/01/2009 to 12/31/2009........     6.340094         8.342480         73,683
 01/01/2010 to 12/31/2010........     8.342480         9.293873         72,752
 01/01/2011 to 12/31/2011........     9.293873         8.692032         72,323
 01/01/2012 to 12/31/2012........     8.692032         9.910548         71,850
 01/01/2013 to 12/31/2013........     9.910548        12.171696          1,180
 01/01/2014 to 12/31/2014........    12.171696        12.711828              0
 01/01/2015 to 12/31/2015........    12.711828        12.384491              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.017972         7.661591              0
 01/01/2009 to 12/31/2009........     7.661591         9.280852              0

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     9.280852        10.013393           1,109
 01/01/2011 to 12/31/2011........    10.013393         9.849039               0
 01/01/2012 to 12/31/2012........     9.849039        10.715470               0
 01/01/2013 to 12/31/2013........    10.715470        11.941314               0
 01/01/2014 to 12/31/2014........    11.941314        12.436859               0
 01/01/2015 to 12/31/2015........    12.436859        12.120242               0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.101593        11.472543             663
 01/01/2013 to 12/31/2013........    11.472543        10.880300           1,121
 01/01/2014 to 12/31/2014........    10.880300        11.107839           1,112
 01/01/2015 to 12/31/2015........    11.107839         9.860295           1,238
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.465602         1.672292          65,569
 01/01/2007 to 12/31/2007........     1.672292         1.806760          88,437
 01/01/2008 to 12/31/2008........     1.806760         0.988892         107,521
 01/01/2009 to 12/31/2009........     0.988892         1.183225          88,421
 01/01/2010 to 12/31/2010........     1.183225         1.241243          72,131
 01/01/2011 to 12/31/2011........     1.241243         0.973205          62,122
 01/01/2012 to 12/31/2012........     0.973205         1.140292          58,904
 01/01/2013 to 12/31/2013........     1.140292         1.288846         156,417
 01/01/2014 to 12/31/2014........     1.288846         1.222918         142,816
 01/01/2015 to 12/31/2015........     1.222918         1.174447         141,769
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.485986         1.696026         134,143
 01/01/2007 to 12/31/2007........     1.696026         1.834660          96,672
 01/01/2008 to 12/31/2008........     1.834660         1.004888          76,564
 01/01/2009 to 12/31/2009........     1.004888         1.203123          69,970
 01/01/2010 to 12/31/2010........     1.203123         1.264201          64,393
 01/01/2011 to 12/31/2011........     1.264201         0.993097          46,672
 01/01/2012 to 12/31/2012........     0.993097         1.163865          21,355
 01/01/2013 to 12/31/2013........     1.163865         1.317306          23,033
 01/01/2014 to 12/31/2014........     1.317306         1.251871          23,975
 01/01/2015 to 12/31/2015........     1.251871         1.202537          23,154
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.242429         1.266224         407,056
 01/01/2007 to 12/31/2007........     1.266224         1.325682         357,156
 01/01/2008 to 12/31/2008........     1.325682         1.374594         409,893
 01/01/2009 to 12/31/2009........     1.374594         1.416596         411,296
 01/01/2010 to 12/31/2010........     1.416596         1.469805         344,932
 01/01/2011 to 12/31/2011........     1.469805         1.548025         167,081
 01/01/2012 to 12/31/2012........     1.548025         1.574582         110,240
 01/01/2013 to 12/31/2013........     1.574582         1.506587         117,075
 01/01/2014 to 12/31/2014........     1.506587         1.559993         109,191
 01/01/2015 to 12/31/2015........     1.559993         1.532769          58,198
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.085602         4.176848         307,416
 01/01/2007 to 12/31/2007........     4.176848         4.346791         260,869
 01/01/2008 to 12/31/2008........     4.346791         4.110518         188,956
 01/01/2009 to 12/31/2009........     4.110518         4.405751         262,121
 01/01/2010 to 12/31/2010........     4.405751         4.673993         213,389
 01/01/2011 to 12/31/2011........     4.673993         4.877821         121,218
 01/01/2012 to 12/31/2012........     4.877821         5.136594          33,945
 01/01/2013 to 12/31/2013........     5.136594         4.991624          30,626

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     4.991624         5.233823          25,636
 01/01/2015 to 12/31/2015........     5.233823         5.155392          18,935
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.544365         2.594901          12,875
 01/01/2007 to 12/31/2007........     2.594901         3.016574          15,679
 01/01/2008 to 12/31/2008........     3.016574         1.874597          19,090
 01/01/2009 to 12/31/2009........     1.874597         2.512019          42,070
 01/01/2010 to 12/31/2010........     2.512019         2.946113          96,512
 01/01/2011 to 12/31/2011........     2.946113         2.627422          82,242
 01/01/2012 to 12/31/2012........     2.627422         2.941959          79,339
 01/01/2013 to 12/31/2013........     2.941959         3.867183          83,000
 01/01/2014 to 12/31/2014........     3.867183         4.124139          86,334
 01/01/2015 to 12/31/2015........     4.124139         4.291899          53,025
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.363114        16.504189               0
 01/01/2007 to 12/31/2007........    16.504189        16.803096           1,550
 01/01/2008 to 12/31/2008........    16.803096         9.079821           2,166
 01/01/2009 to 05/01/2009........     9.079821         9.461437               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.565883         2.619676          88,452
 01/01/2007 to 12/31/2007........     2.619676         3.048225          76,418
 01/01/2008 to 12/31/2008........     3.048225         1.896146          74,326
 01/01/2009 to 12/31/2009........     1.896146         2.543108          34,145
 01/01/2010 to 12/31/2010........     2.543108         2.986420          36,900
 01/01/2011 to 12/31/2011........     2.986420         2.666059          15,890
 01/01/2012 to 12/31/2012........     2.666059         2.987898          12,405
 01/01/2013 to 12/31/2013........     2.987898         3.931742          21,708
 01/01/2014 to 12/31/2014........     3.931742         4.197170          10,995
 01/01/2015 to 12/31/2015........     4.197170         4.371833           9,830
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.929073        10.219693             739
 01/01/2013 to 12/31/2013........    10.219693        11.066570           1,143
 01/01/2014 to 12/31/2014........    11.066570        11.506402             766
 01/01/2015 to 12/31/2015........    11.506402        11.283193             793
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.207632         1.412341          25,781
 01/01/2007 to 12/31/2007........     1.412341         1.429694         176,600
 01/01/2008 to 12/31/2008........     1.429694         0.910672         302,525
 01/01/2009 to 12/31/2009........     0.910672         0.992799         322,497
 01/01/2010 to 12/31/2010........     0.992799         1.061599         267,951
 01/01/2011 to 12/31/2011........     1.061599         1.063541         262,686
 01/01/2012 to 12/31/2012........     1.063541         1.189783         259,006
 01/01/2013 to 12/31/2013........     1.189783         1.538763          99,560
 01/01/2014 to 12/31/2014........     1.538763         1.657107          89,566
 01/01/2015 to 12/31/2015........     1.657107         1.526224          27,268
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.212123         1.418488         127,585
 01/01/2007 to 12/31/2007........     1.418488         1.437905         123,062
 01/01/2008 to 12/31/2008........     1.437905         0.916900         101,273
 01/01/2009 to 12/31/2009........     0.916900         1.000692          71,952
 01/01/2010 to 12/31/2010........     1.000692         1.070798          66,811
 01/01/2011 to 12/31/2011........     1.070798         1.073573          29,630

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.073573         1.202781           7,879
 01/01/2013 to 12/31/2013........     1.202781         1.557233           7,820
 01/01/2014 to 12/31/2014........     1.557233         1.678346           6,592
 01/01/2015 to 12/31/2015........     1.678346         1.547620           5,865
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.003634         2.056528         876,578
 01/01/2007 to 12/31/2007........     2.056528         2.115817         798,820
 01/01/2008 to 12/31/2008........     2.115817         2.130913         549,507
 01/01/2009 to 12/31/2009........     2.130913         2.097149         559,299
 01/01/2010 to 12/31/2010........     2.097149         2.058707         487,842
 01/01/2011 to 12/31/2011........     2.058707         2.021071         356,686
 01/01/2012 to 12/31/2012........     2.021071         1.983822         158,435
 01/01/2013 to 12/31/2013........     1.983822         1.947457          61,839
 01/01/2014 to 12/31/2014........     1.947457         1.911758          60,205
 01/01/2015 to 12/31/2015........     1.911758         1.876714         233,150
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.230000        19.220070          30,780
 01/01/2007 to 12/31/2007........    19.220070        16.034691          39,378
 01/01/2008 to 12/31/2008........    16.034691         9.180346          37,612
 01/01/2009 to 12/31/2009........     9.180346        12.142370          32,171
 01/01/2010 to 12/31/2010........    12.142370        13.839867          29,542
 01/01/2011 to 12/31/2011........    13.839867        12.827651          27,082
 01/01/2012 to 12/31/2012........    12.827651        15.863844          19,440
 01/01/2013 to 12/31/2013........    15.863844        16.125203          20,147
 01/01/2014 to 12/31/2014........    16.125203        17.929838          17,192
 01/01/2015 to 12/31/2015........    17.929838        17.354469          12,707
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.793887         0.765824         155,906
 01/01/2007 to 12/31/2007........     0.765824         0.768751         141,249
 01/01/2008 to 12/31/2008........     0.768751         0.459917         141,998
 01/01/2009 to 12/31/2009........     0.459917         0.600304         137,090
 01/01/2010 to 12/31/2010........     0.600304         0.729486         169,067
 01/01/2011 to 12/31/2011........     0.729486         0.739398         154,589
 01/01/2012 to 12/31/2012........     0.739398         0.860101          84,196
 01/01/2013 to 12/31/2013........     0.860101         1.229377         108,017
 01/01/2014 to 12/31/2014........     1.229377         1.434852         235,430
 01/01/2015 to 12/31/2015........     1.434852         1.351692         182,514
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   130.244701       159.294760              25
 01/01/2008 to 12/31/2008........   159.294760        90.695950           1,837
 01/01/2009 to 12/31/2009........    90.695950       127.188698           2,360
 01/01/2010 to 12/31/2010........   127.188698       136.591642           1,992
 01/01/2011 to 12/31/2011........   136.591642       123.975296           1,055
 01/01/2012 to 12/31/2012........   123.975296       149.091350             653
 01/01/2013 to 12/31/2013........   149.091350       188.489724             842
 01/01/2014 to 04/25/2014........   188.489724       195.997652               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.064007         9.688414             853
 01/01/2007 to 12/31/2007........     9.688414         8.948118           1,153
 01/01/2008 to 12/31/2008........     8.948118         3.986235           1,734
 01/01/2009 to 12/31/2009........     3.986235         5.398988           1,917
 01/01/2010 to 12/31/2010........     5.398988         5.688824           2,049

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 04/29/2011........     5.688824         6.040116               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.610523         0.552155         159,178
 01/01/2012 to 12/31/2012........     0.552155         0.642612         125,378
 01/01/2013 to 12/31/2013........     0.642612         0.920074         170,046
 01/01/2014 to 12/31/2014........     0.920074         1.074323         100,559
 01/01/2015 to 12/31/2015........     1.074323         1.012584          38,566
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.913897         0.977227         304,930
 01/01/2007 to 12/31/2007........     0.977227         0.903468         319,659
 01/01/2008 to 12/31/2008........     0.903468         0.402824         352,122
 01/01/2009 to 12/31/2009........     0.402824         0.545557         168,830
 01/01/2010 to 12/31/2010........     0.545557         0.575057         142,899
 01/01/2011 to 04/29/2011........     0.575057         0.610616               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    37.428177        39.120333           1,646
 01/01/2007 to 12/31/2007........    39.120333        46.170185           2,272
 01/01/2008 to 12/31/2008........    46.170185        24.545571           3,417
 01/01/2009 to 12/31/2009........    24.545571        35.917321           4,282
 01/01/2010 to 12/31/2010........    35.917321        40.546181           2,472
 01/01/2011 to 12/31/2011........    40.546181        38.512898           1,917
 01/01/2012 to 12/31/2012........    38.512898        41.845445           1,857
 01/01/2013 to 12/31/2013........    41.845445        54.402209           1,709
 01/01/2014 to 12/31/2014........    54.402209        59.213286           1,499
 01/01/2015 to 12/31/2015........    59.213286        59.641629           1,297
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.544055         1.953132         125,991
 01/01/2007 to 12/31/2007........     1.953132         1.895689         371,860
 01/01/2008 to 12/31/2008........     1.895689         1.100027         373,019
 01/01/2009 to 12/31/2009........     1.100027         1.674460         406,756
 01/01/2010 to 12/31/2010........     1.674460         1.913696         367,666
 01/01/2011 to 12/31/2011........     1.913696         1.610854         376,158
 01/01/2012 to 12/31/2012........     1.610854         2.043724         282,792
 01/01/2013 to 12/31/2013........     2.043724         2.617983         105,792
 01/01/2014 to 12/31/2014........     2.617983         2.421187         104,645
 01/01/2015 to 12/31/2015........     2.421187         2.269320          78,004
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.549833         1.962517         140,718
 01/01/2007 to 12/31/2007........     1.962517         1.907085         152,755
 01/01/2008 to 12/31/2008........     1.907085         1.107729         125,128
 01/01/2009 to 12/31/2009........     1.107729         1.688409         104,907
 01/01/2010 to 12/31/2010........     1.688409         1.931061          94,269
 01/01/2011 to 12/31/2011........     1.931061         1.628044          21,470
 01/01/2012 to 12/31/2012........     1.628044         2.065840               0
 01/01/2013 to 12/31/2013........     2.065840         2.649522               0
 01/01/2014 to 12/31/2014........     2.649522         2.453591               0
 01/01/2015 to 12/31/2015........     2.453591         2.301329               0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010638         1.044753               0
 01/01/2013 to 12/31/2013........     1.044753         1.044689               0
 01/01/2014 to 12/31/2014........     1.044689         1.082773               0
 01/01/2015 to 12/31/2015........     1.082773         1.018227               0

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.383501         2.442845         232,642
 01/01/2013 to 12/31/2013........     2.442845         3.124823         112,472
 01/01/2014 to 12/31/2014........     3.124823         3.363356          92,010
 01/01/2015 to 12/31/2015........     3.363356         3.005158          69,388
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.314232         2.526323         212,387
 01/01/2007 to 12/31/2007........     2.526323         2.558886         309,493
 01/01/2008 to 12/31/2008........     2.558886         1.319263         303,821
 01/01/2009 to 12/31/2009........     1.319263         1.913373         296,172
 01/01/2010 to 12/31/2010........     1.913373         2.367624         271,886
 01/01/2011 to 12/31/2011........     2.367624         2.169180         247,665
 01/01/2012 to 04/27/2012........     2.169180         2.395278               0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.275557         1.429836          57,454
 01/01/2007 to 12/31/2007........     1.429836         1.558872          45,244
 01/01/2008 to 12/31/2008........     1.558872         0.937566          54,572
 01/01/2009 to 12/31/2009........     0.937566         1.231651          68,895
 01/01/2010 to 12/31/2010........     1.231651         1.525667          62,217
 01/01/2011 to 12/31/2011........     1.525667         1.481564          36,175
 01/01/2012 to 12/31/2012........     1.481564         1.719397          35,080
 01/01/2013 to 12/31/2013........     1.719397         2.366024          32,281
 01/01/2014 to 12/31/2014........     2.366024         2.506395          27,374
 01/01/2015 to 12/31/2015........     2.506395         2.418382             632
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.476465         0.479560         120,506
 01/01/2007 to 12/31/2007........     0.479560         0.524333         120,136
 01/01/2008 to 12/31/2008........     0.524333         0.326585         132,150
 01/01/2009 to 12/31/2009........     0.326585         0.447439         132,150
 01/01/2010 to 12/31/2010........     0.447439         0.488936         146,222
 01/01/2011 to 12/31/2011........     0.488936         0.481057         140,285
 01/01/2012 to 12/31/2012........     0.481057         0.545655         218,144
 01/01/2013 to 12/31/2013........     0.545655         0.732414         195,427
 01/01/2014 to 12/31/2014........     0.732414         0.781852         170,727
 01/01/2015 to 12/31/2015........     0.781852         0.848414         113,289
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.442193         8.919052           3,298
 01/01/2007 to 12/31/2007........     8.919052        10.005665           4,736
 01/01/2008 to 12/31/2008........    10.005665         5.309515           5,836
 01/01/2009 to 12/31/2009........     5.309515         7.490066          18,228
 01/01/2010 to 12/31/2010........     7.490066         8.043762           6,934
 01/01/2011 to 12/31/2011........     8.043762         7.787598           6,238
 01/01/2012 to 04/27/2012........     7.787598         8.748196               0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.477492         0.480944         107,474
 01/01/2007 to 12/31/2007........     0.480944         0.526579          66,389
 01/01/2008 to 12/31/2008........     0.526579         0.327844          64,798
 01/01/2009 to 12/31/2009........     0.327844         0.450190          59,600
 01/01/2010 to 12/31/2010........     0.450190         0.492507          30,095
 01/01/2011 to 12/31/2011........     0.492507         0.484982          26,142
 01/01/2012 to 12/31/2012........     0.484982         0.550212          11,058
 01/01/2013 to 12/31/2013........     0.550212         0.739455          67,166

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     0.739455         0.790196          10,338
 01/01/2015 to 12/31/2015........     0.790196         0.858439           9,525
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012693         1.046793               0
 01/01/2013 to 12/31/2013........     1.046793         1.140507           3,584
 01/01/2014 to 12/31/2014........     1.140507         1.197703               0
 01/01/2015 to 12/31/2015........     1.197703         1.186262               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.730637        13.949060             491
 01/01/2014 to 12/31/2014........    13.949060        14.168140             300
 01/01/2015 to 12/31/2015........    14.168140        14.079179             299
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         7.961672               0
 01/01/2009 to 12/31/2009........     7.961672         9.990760           1,832
 01/01/2010 to 12/31/2010........     9.990760        10.967013               0
 01/01/2011 to 12/31/2011........    10.967013        10.996189               0
 01/01/2012 to 12/31/2012........    10.996189        12.142054             493
 01/01/2013 to 04/26/2013........    12.142054        12.656204               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.648695         3.026580          61,836
 01/01/2007 to 12/31/2007........     3.026580         3.316166          86,546
 01/01/2008 to 12/31/2008........     3.316166         2.081445          83,286
 01/01/2009 to 12/31/2009........     2.081445         2.654792          73,498
 01/01/2010 to 12/31/2010........     2.654792         3.315289          78,541
 01/01/2011 to 12/31/2011........     3.315289         3.265663          62,502
 01/01/2012 to 12/31/2012........     3.265663         3.662876          53,912
 01/01/2013 to 12/31/2013........     3.662876         5.058716          71,882
 01/01/2014 to 12/31/2014........     5.058716         5.139885          66,625
 01/01/2015 to 12/31/2015........     5.139885         4.957758          50,281
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.670913         3.054895         260,818
 01/01/2007 to 12/31/2007........     3.054895         3.350365         131,328
 01/01/2008 to 12/31/2008........     3.350365         2.105027         113,939
 01/01/2009 to 12/31/2009........     2.105027         2.687429         103,716
 01/01/2010 to 12/31/2010........     2.687429         3.359486          90,124
 01/01/2011 to 12/31/2011........     3.359486         3.312557          72,302
 01/01/2012 to 12/31/2012........     3.312557         3.719099          52,665
 01/01/2013 to 12/31/2013........     3.719099         5.141543          50,783
 01/01/2014 to 12/31/2014........     5.141543         5.229040          51,730
 01/01/2015 to 12/31/2015........     5.229040         5.048969          12,254
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.983382         1.059239         239,268
 01/01/2007 to 12/31/2007........     1.059239         1.084580         236,351
 01/01/2008 to 12/31/2008........     1.084580         0.624832         228,886
 01/01/2009 to 12/31/2009........     0.624832         0.795404         221,126
 01/01/2010 to 12/31/2010........     0.795404         1.025608         176,894
 01/01/2011 to 12/31/2011........     1.025608         1.034486         111,878
 01/01/2012 to 12/31/2012........     1.034486         1.126048          96,574
 01/01/2013 to 12/31/2013........     1.126048         1.640218          99,294
 01/01/2014 to 12/31/2014........     1.640218         1.625198          91,254
 01/01/2015 to 12/31/2015........     1.625198         1.618176          74,445
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.614098         1.729546         467,095

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.729546         1.808875         473,723
 01/01/2008 to 12/31/2008........     1.808875         1.445297         373,398
 01/01/2009 to 12/31/2009........     1.445297         1.940554         350,234
 01/01/2010 to 12/31/2010........     1.940554         2.151993         282,963
 01/01/2011 to 12/31/2011........     2.151993         2.206840          94,980
 01/01/2012 to 12/31/2012........     2.206840         2.446645          93,559
 01/01/2013 to 12/31/2013........     2.446645         2.593441         107,704
 01/01/2014 to 12/31/2014........     2.593441         2.668846          96,486
 01/01/2015 to 12/31/2015........     2.668846         2.562954          78,009
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.340262         3.678390          54,682
 01/01/2007 to 12/31/2007........     3.678390         3.355140          49,711
 01/01/2008 to 12/31/2008........     3.355140         1.774042          45,632
 01/01/2009 to 12/31/2009........     1.774042         2.458996          42,217
 01/01/2010 to 12/31/2010........     2.458996         2.770248          37,647
 01/01/2011 to 12/31/2011........     2.770248         2.896084          28,429
 01/01/2012 to 12/31/2012........     2.896084         3.171957          26,450
 01/01/2013 to 12/31/2013........     3.171957         4.250673          24,227
 01/01/2014 to 12/31/2014........     4.250673         4.242599          17,257
 01/01/2015 to 12/31/2015........     4.242599         3.762292          12,289
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.410710         3.759739         358,964
 01/01/2007 to 12/31/2007........     3.759739         3.432762         338,690
 01/01/2008 to 12/31/2008........     3.432762         1.816887         261,363
 01/01/2009 to 12/31/2009........     1.816887         2.520841         214,727
 01/01/2010 to 12/31/2010........     2.520841         2.842706         151,412
 01/01/2011 to 12/31/2011........     2.842706         2.974836          39,274
 01/01/2012 to 12/31/2012........     2.974836         3.261495          14,822
 01/01/2013 to 12/31/2013........     3.261495         4.375158          23,579
 01/01/2014 to 12/31/2014........     4.375158         4.371178          23,550
 01/01/2015 to 12/31/2015........     4.371178         3.880114          24,837
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987467         9.737301               0
 01/01/2012 to 12/31/2012........     9.737301         9.978243             675
 01/01/2013 to 12/31/2013........     9.978243         9.909038             672
 01/01/2014 to 12/31/2014........     9.909038         9.830297               0
 01/01/2015 to 12/31/2015........     9.830297         9.590033               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.116973        12.622725          20,703
 01/01/2007 to 12/31/2007........    12.622725        12.795124          43,394
 01/01/2008 to 12/31/2008........    12.795124         7.479422          28,066
 01/01/2009 to 12/31/2009........     7.479422         9.654380          30,753
 01/01/2010 to 12/31/2010........     9.654380        10.964610          38,573
 01/01/2011 to 04/29/2011........    10.964610        11.872089               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.836136        10.106462          37,605
 01/01/2012 to 12/31/2012........    10.106462        11.581147          37,900
 01/01/2013 to 12/31/2013........    11.581147        14.723571          23,218
 01/01/2014 to 12/31/2014........    14.723571        15.189166          16,875
 01/01/2015 to 12/31/2015........    15.189166        14.611280          16,165
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.268680        10.775641          22,545
 01/01/2007 to 12/31/2007........    10.775641        11.166344          61,992

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.166344         9.384038          60,776
 01/01/2009 to 12/31/2009........     9.384038        11.102870          61,894
 01/01/2010 to 12/31/2010........    11.102870        11.995012          14,784
 01/01/2011 to 12/31/2011........    11.995012        12.158629          20,402
 01/01/2012 to 12/31/2012........    12.158629        13.030162          31,761
 01/01/2013 to 12/31/2013........    13.030162        13.339570          25,992
 01/01/2014 to 12/31/2014........    13.339570        13.680651          31,831
 01/01/2015 to 12/31/2015........    13.680651        13.351234          23,785
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.485953        11.264222          63,049
 01/01/2007 to 12/31/2007........    11.264222        11.588608         102,348
 01/01/2008 to 12/31/2008........    11.588608         8.918874          77,860
 01/01/2009 to 12/31/2009........     8.918874        10.828435          78,877
 01/01/2010 to 12/31/2010........    10.828435        11.855289          82,088
 01/01/2011 to 12/31/2011........    11.855289        11.760530          56,094
 01/01/2012 to 12/31/2012........    11.760530        12.866993          52,439
 01/01/2013 to 12/31/2013........    12.866993        14.011106          51,298
 01/01/2014 to 12/31/2014........    14.011106        14.431874          47,906
 01/01/2015 to 12/31/2015........    14.431874        14.015257          46,749
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.716062        11.765671         133,715
 01/01/2007 to 12/31/2007........    11.765671        12.050793         227,605
 01/01/2008 to 12/31/2008........    12.050793         8.442098         254,291
 01/01/2009 to 12/31/2009........     8.442098        10.486039         240,511
 01/01/2010 to 12/31/2010........    10.486039        11.649751         219,671
 01/01/2011 to 12/31/2011........    11.649751        11.280102         172,675
 01/01/2012 to 12/31/2012........    11.280102        12.538406         156,601
 01/01/2013 to 12/31/2013........    12.538406        14.522239         124,335
 01/01/2014 to 12/31/2014........    14.522239        14.976037         113,140
 01/01/2015 to 12/31/2015........    14.976037        14.515116         108,904
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.941243        12.268223         205,748
 01/01/2007 to 12/31/2007........    12.268223        12.505754         254,388
 01/01/2008 to 12/31/2008........    12.505754         7.964943         326,825
 01/01/2009 to 12/31/2009........     7.964943        10.093787         303,618
 01/01/2010 to 12/31/2010........    10.093787        11.365396         306,244
 01/01/2011 to 12/31/2011........    11.365396        10.736617         328,840
 01/01/2012 to 12/31/2012........    10.736617        12.160396         434,745
 01/01/2013 to 12/31/2013........    12.160396        14.839742         412,044
 01/01/2014 to 12/31/2014........    14.839742        15.329222         408,275
 01/01/2015 to 12/31/2015........    15.329222        14.792967         352,991
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         7.011851               0
 01/01/2009 to 12/31/2009........     7.011851         8.848627               0
 01/01/2010 to 12/31/2010........     8.848627         9.559131               0
 01/01/2011 to 12/31/2011........     9.559131         9.219053               0
 01/01/2012 to 12/31/2012........     9.219053        10.508312               0
 01/01/2013 to 04/26/2013........    10.508312        11.296594               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.369379        12.920724               0
 01/01/2014 to 04/25/2014........    12.920724        12.850275               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.955906        10.386393          27,675

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    10.386393        11.660351          31,695
 01/01/2014 to 12/31/2014........    11.660351        12.551026          31,273
 01/01/2015 to 12/31/2015........    12.551026        11.817320          30,936
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.406596         1.516564         200,224
 01/01/2007 to 12/31/2007........     1.516564         1.600512         149,081
 01/01/2008 to 12/31/2008........     1.600512         0.999533         130,557
 01/01/2009 to 12/31/2009........     0.999533         1.342060         109,843
 01/01/2010 to 12/31/2010........     1.342060         1.659958          79,850
 01/01/2011 to 12/31/2011........     1.659958         1.593945          52,435
 01/01/2012 to 12/31/2012........     1.593945         1.835713          36,901
 01/01/2013 to 12/31/2013........     1.835713         2.393700          46,658
 01/01/2014 to 12/31/2014........     2.393700         2.566603          44,390
 01/01/2015 to 12/31/2015........     2.566603         2.453506          43,697
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.773681        11.231212               0
 01/01/2014 to 12/31/2014........    11.231212        12.046401               0
 01/01/2015 to 12/31/2015........    12.046401        11.682273               0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.524737         3.985791         257,640
 01/01/2007 to 12/31/2007........     3.985791         4.106968         167,951
 01/01/2008 to 12/31/2008........     4.106968         2.529312         141,705
 01/01/2009 to 12/31/2009........     2.529312         3.126545         124,316
 01/01/2010 to 12/31/2010........     3.126545         3.514018         114,264
 01/01/2011 to 12/31/2011........     3.514018         3.506150          93,792
 01/01/2012 to 12/31/2012........     3.506150         3.972548          73,695
 01/01/2013 to 12/31/2013........     3.972548         5.135927          67,117
 01/01/2014 to 12/31/2014........     5.135927         5.702201          55,503
 01/01/2015 to 12/31/2015........     5.702201         5.648802          51,389
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.721190         9.101615               0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.879181         0.917831               0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.271316         1.579614         261,505
 01/01/2007 to 12/31/2007........     1.579614         1.756585         250,067
 01/01/2008 to 12/31/2008........     1.756585         0.993777         355,675
 01/01/2009 to 12/31/2009........     0.993777         1.283506         226,983
 01/01/2010 to 12/31/2010........     1.283506         1.403694         198,015
 01/01/2011 to 12/31/2011........     1.403694         1.230364         165,426
 01/01/2012 to 12/31/2012........     1.230364         1.409480         127,427
 01/01/2013 to 12/31/2013........     1.409480         1.650104         134,207
 01/01/2014 to 12/31/2014........     1.650104         1.507281         128,661
 01/01/2015 to 12/31/2015........     1.507281         1.453402          40,135
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........     3.727785         4.096362         231,053
 01/01/2007 to 12/31/2007........     4.096362         4.186439         219,827
 01/01/2008 to 12/31/2008........     4.186439         3.191073         169,458
 01/01/2009 to 12/31/2009........     3.191073         3.705963         146,864
 01/01/2010 to 12/31/2010........     3.705963         3.994517         139,289
 01/01/2011 to 12/31/2011........     3.994517         4.006116          61,572
 01/01/2012 to 12/31/2012........     4.006116         4.376996          41,738
 01/01/2013 to 12/31/2013........     4.376996         5.100255          18,817

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   5.100255           5.425520           7,619
 01/01/2015 to 12/31/2015........   5.425520           5.304785           6,664
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.229825           1.422712         133,095
 01/01/2007 to 12/31/2007........   1.422712           1.340267         161,308
 01/01/2008 to 12/31/2008........   1.340267           0.872209         167,101
 01/01/2009 to 12/31/2009........   0.872209           1.032472         132,580
 01/01/2010 to 12/31/2010........   1.032472           1.126865         136,739
 01/01/2011 to 12/31/2011........   1.126865           1.113320         112,756
 01/01/2012 to 12/31/2012........   1.113320           1.271143         114,526
 01/01/2013 to 12/31/2013........   1.271143           1.689420         119,546
 01/01/2014 to 12/31/2014........   1.689420           1.833619         100,313
 01/01/2015 to 12/31/2015........   1.833619           1.793447          38,324
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.670053           2.926887          10,370
 01/01/2007 to 12/31/2007........   2.926887           2.986133         105,539
 01/01/2008 to 12/31/2008........   2.986133           1.785053         107,789
 01/01/2009 to 12/31/2009........   1.785053           2.128842         107,621
 01/01/2010 to 12/31/2010........   2.128842           2.388224         107,776
 01/01/2011 to 12/31/2011........   2.388224           2.194845         103,463
 01/01/2012 to 12/31/2012........   2.194845           2.487718         101,362
 01/01/2013 to 04/26/2013........   2.487718           2.734952               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.997973           6.579680               0
 01/01/2009 to 12/31/2009........   6.579680           8.066372               0
 01/01/2010 to 12/31/2010........   8.066372           8.791473               0
 01/01/2011 to 12/31/2011........   8.791473           8.583448               0
 01/01/2012 to 12/31/2012........   8.583448           9.597810               0
 01/01/2013 to 04/26/2013........   9.597810          10.498516               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.238478           1.433874         232,768
 01/01/2007 to 12/31/2007........   1.433874           1.352154         186,588
 01/01/2008 to 12/31/2008........   1.352154           0.881168         128,718
 01/01/2009 to 12/31/2009........   0.881168           1.043820         118,554
 01/01/2010 to 12/31/2010........   1.043820           1.140010         108,394
 01/01/2011 to 12/31/2011........   1.140010           1.128175          74,585
 01/01/2012 to 12/31/2012........   1.128175           1.288934          35,361
 01/01/2013 to 12/31/2013........   1.288934           1.716203          46,107
 01/01/2014 to 12/31/2014........   1.716203           1.863801          43,021
 01/01/2015 to 12/31/2015........   1.863801           1.824688          41,887
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.696805           2.959071          72,415
 01/01/2007 to 12/31/2007........   2.959071           3.021933          68,241
 01/01/2008 to 12/31/2008........   3.021933           1.808497          40,660
 01/01/2009 to 12/31/2009........   1.808497           2.159861          37,197
 01/01/2010 to 12/31/2010........   2.159861           2.425546          19,417
 01/01/2011 to 12/31/2011........   2.425546           2.231215           7,640
 01/01/2012 to 12/31/2012........   2.231215           2.531527           7,254
 01/01/2013 to 04/26/2013........   2.531527           2.784104               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.213283           1.404929         152,547
 01/01/2011 to 12/31/2011........   1.404929           1.283755          60,013
 01/01/2012 to 12/31/2012........   1.283755           1.377063          51,219

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.377063         1.879369          91,435
 01/01/2014 to 12/31/2014........     1.879369         1.863627          67,703
 01/01/2015 to 12/31/2015........     1.863627         1.737571          60,520
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........     1.667685         1.826429         128,081
 01/01/2007 to 12/31/2007........     1.826429         1.938176         118,495
 01/01/2008 to 12/31/2008........     1.938176         0.847900         134,986
 01/01/2009 to 12/31/2009........     0.847900         1.111467         146,305
 01/01/2010 to 04/30/2010........     1.111467         1.201171               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.199345         1.477032         241,503
 01/01/2007 to 12/31/2007........     1.477032         1.602340         225,255
 01/01/2008 to 12/31/2008........     1.602340         0.909119         207,073
 01/01/2009 to 12/31/2009........     0.909119         1.144912         178,854
 01/01/2010 to 12/31/2010........     1.144912         1.212876         138,969
 01/01/2011 to 12/31/2011........     1.212876         1.040068          69,023
 01/01/2012 to 12/31/2012........     1.040068         1.204922          22,279
 01/01/2013 to 12/31/2013........     1.204922         1.437396          32,360
 01/01/2014 to 12/31/2014........     1.437396         1.322605          34,509
 01/01/2015 to 12/31/2015........     1.322605         1.281741          21,019
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........     1.812013         2.071383          76,057
 01/01/2007 to 12/31/2007........     2.071383         1.958148          75,432
 01/01/2008 to 12/31/2008........     1.958148         1.181039          69,028
 01/01/2009 to 12/31/2009........     1.181039         1.308185          98,210
 01/01/2010 to 12/31/2010........     1.308185         1.558295          53,400
 01/01/2011 to 12/31/2011........     1.558295         1.614030          49,377
 01/01/2012 to 12/31/2012........     1.614030         1.738814          46,922
 01/01/2013 to 12/31/2013........     1.738814         2.358821         194,925
 01/01/2014 to 12/31/2014........     2.358821         2.308622         178,473
 01/01/2015 to 12/31/2015........     2.308622         2.274915          71,821
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.418444         1.596867         440,436
 01/01/2007 to 12/31/2007........     1.596867         1.524954         329,569
 01/01/2008 to 12/31/2008........     1.524954         0.923575         354,532
 01/01/2009 to 12/31/2009........     0.923575         1.239944         341,596
 01/01/2010 to 12/31/2010........     1.239944         1.495480         320,896
 01/01/2011 to 12/31/2011........     1.495480         1.390660         275,005
 01/01/2012 to 12/31/2012........     1.390660         1.437188         251,014
 01/01/2013 to 04/26/2013........     1.437188         1.556080               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.817311         2.080992         577,351
 01/01/2007 to 12/31/2007........     2.080992         1.969567         499,990
 01/01/2008 to 12/31/2008........     1.969567         1.188979         424,976
 01/01/2009 to 12/31/2009........     1.188979         1.317993         291,452
 01/01/2010 to 12/31/2010........     1.317993         1.571410         229,863
 01/01/2011 to 12/31/2011........     1.571410         1.628414          51,832
 01/01/2012 to 12/31/2012........     1.628414         1.756683          49,968
 01/01/2013 to 12/31/2013........     1.756683         2.386237         108,178
 01/01/2014 to 12/31/2014........     2.386237         2.338024         106,041
 01/01/2015 to 12/31/2015........     2.338024         2.304992          55,991
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.169317        18.469308           6,075

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    18.469308        19.264150            8,142
 01/01/2008 to 12/31/2008........    19.264150        11.240297            7,545
 01/01/2009 to 12/31/2009........    11.240297        15.426051           10,842
 01/01/2010 to 12/31/2010........    15.426051        17.555376           11,543
 01/01/2011 to 12/31/2011........    17.555376        15.785557            6,283
 01/01/2012 to 12/31/2012........    15.785557        18.775869            5,595
 01/01/2013 to 12/31/2013........    18.775869        23.429289            5,526
 01/01/2014 to 12/31/2014........    23.429289        23.492530            1,519
 01/01/2015 to 12/31/2015........    23.492530        23.969506              691
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.997973         6.548923                0
 01/01/2009 to 12/31/2009........     6.548923         8.526039                0
 01/01/2010 to 12/31/2010........     8.526039         9.010855                0
 01/01/2011 to 12/31/2011........     9.010855         8.235879                0
 01/01/2012 to 12/31/2012........     8.235879         9.880041                0
 01/01/2013 to 04/26/2013........     9.880041        10.488499                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999747         1.032376                0
 01/01/2015 to 12/31/2015........     1.032376         0.957942                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.847883        10.921273                0
 01/01/2007 to 12/31/2007........    10.921273        11.877589              217
 01/01/2008 to 12/31/2008........    11.877589        10.856031           29,230
 01/01/2009 to 12/31/2009........    10.856031        12.580564           59,611
 01/01/2010 to 12/31/2010........    12.580564        13.308499           21,551
 01/01/2011 to 12/31/2011........    13.308499        14.520814           15,671
 01/01/2012 to 12/31/2012........    14.520814        15.554859            9,704
 01/01/2013 to 12/31/2013........    15.554859        13.853409           12,344
 01/01/2014 to 12/31/2014........    13.853409        13.992923           10,165
 01/01/2015 to 12/31/2015........    13.992923        13.309200            6,957
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.192703         1.223798        1,858,102
 01/01/2007 to 12/31/2007........     1.223798         1.292117        1,736,531
 01/01/2008 to 12/31/2008........     1.292117         1.273569        1,580,599
 01/01/2009 to 12/31/2009........     1.273569         1.475632        1,711,840
 01/01/2010 to 12/31/2010........     1.475632         1.566946        1,325,985
 01/01/2011 to 12/31/2011........     1.566946         1.587058          866,822
 01/01/2012 to 12/31/2012........     1.587058         1.702245          465,562
 01/01/2013 to 12/31/2013........     1.702245         1.639034          398,488
 01/01/2014 to 12/31/2014........     1.639034         1.676438          317,595
 01/01/2015 to 12/31/2015........     1.676438         1.645791          277,963
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.723820        10.856793                0
 01/01/2013 to 12/31/2013........    10.856793        10.176098                0
 01/01/2014 to 12/31/2014........    10.176098        10.744452                0
 01/01/2015 to 12/31/2015........    10.744452        10.592865                0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214840        10.719329                0
 01/01/2014 to 12/31/2014........    10.719329        11.432127                0
 01/01/2015 to 12/31/2015........    11.432127        11.082129                0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.536173         1.773219          332,062
 01/01/2007 to 12/31/2007........     1.773219         1.710867          357,811

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.710867         1.113916         335,521
 01/01/2009 to 12/31/2009........     1.113916         1.374094         289,818
 01/01/2010 to 12/31/2010........     1.374094         1.707448         253,217
 01/01/2011 to 12/31/2011........     1.707448         1.604349         167,446
 01/01/2012 to 12/31/2012........     1.604349         1.827578         140,587
 01/01/2013 to 12/31/2013........     1.827578         2.479119          24,724
 01/01/2014 to 12/31/2014........     2.479119         2.550039          20,296
 01/01/2015 to 12/31/2015........     2.550039         2.390851          18,223
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010671         1.064850               0
 01/01/2013 to 12/31/2013........     1.064850         1.151025           3,558
 01/01/2014 to 12/31/2014........     1.151025         1.217374               0
 01/01/2015 to 12/31/2015........     1.217374         1.184553               0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.485906        11.098541               0
 01/01/2007 to 12/31/2007........    11.098541        11.482180           1,261
 01/01/2008 to 12/31/2008........    11.482180         8.446522               0
 01/01/2009 to 12/31/2009........     8.446522        10.355272               0
 01/01/2010 to 12/31/2010........    10.355272        11.409705               0
 01/01/2011 to 12/31/2011........    11.409705        11.319849               0
 01/01/2012 to 12/31/2012........    11.319849        12.538608               0
 01/01/2013 to 12/31/2013........    12.538608        13.900502               0
 01/01/2014 to 12/31/2014........    13.900502        14.438774               0
 01/01/2015 to 12/31/2015........    14.438774        13.895827               0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.676282        11.351924               0
 01/01/2007 to 12/31/2007........    11.351924        11.768827               0
 01/01/2008 to 12/31/2008........    11.768827         7.743759               0
 01/01/2009 to 12/31/2009........     7.743759         9.813878               0
 01/01/2010 to 12/31/2010........     9.813878        10.997693               0
 01/01/2011 to 12/31/2011........    10.997693        10.566641               0
 01/01/2012 to 12/31/2012........    10.566641        11.931151               0
 01/01/2013 to 12/31/2013........    11.931151        13.829212          11,185
 01/01/2014 to 12/31/2014........    13.829212        14.305952          10,756
 01/01/2015 to 12/31/2015........    14.305952        13.719145          10,328
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.228649         1.361573           8,783
 01/01/2007 to 12/31/2007........     1.361573         1.458791         194,459
 01/01/2008 to 12/31/2008........     1.458791         0.830498         270,114
 01/01/2009 to 12/31/2009........     0.830498         1.166147         327,101
 01/01/2010 to 12/31/2010........     1.166147         1.336463         323,991
 01/01/2011 to 12/31/2011........     1.336463         1.294497         274,403
 01/01/2012 to 12/31/2012........     1.294497         1.507941         270,568
 01/01/2013 to 12/31/2013........     1.507941         2.054204         197,940
 01/01/2014 to 12/31/2014........     2.054204         2.194530         151,686
 01/01/2015 to 12/31/2015........     2.194530         2.380779          95,657
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.464846         0.480745         132,572
 01/01/2007 to 12/31/2007........     0.480745         0.620649         119,107
 01/01/2008 to 12/31/2008........     0.620649         0.338414         107,183
 01/01/2009 to 12/31/2009........     0.338414         0.528135         261,666
 01/01/2010 to 12/31/2010........     0.528135         0.662025         256,800
 01/01/2011 to 12/31/2011........     0.662025         0.585603         172,565

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   0.585603         0.644472           141,291
 01/01/2013 to 04/26/2013........   0.644472         0.672974                 0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.786870         0.820100           443,508
 01/01/2007 to 12/31/2007........   0.820100         0.946972           438,300
 01/01/2008 to 12/31/2008........   0.946972         0.560060           357,798
 01/01/2009 to 12/31/2009........   0.560060         0.799799           333,890
 01/01/2010 to 12/31/2010........   0.799799         1.002504           465,922
 01/01/2011 to 12/31/2011........   1.002504         0.967949           217,185
 01/01/2012 to 12/31/2012........   0.967949         1.080120           216,276
 01/01/2013 to 12/31/2013........   1.080120         1.448185           254,671
 01/01/2014 to 12/31/2014........   1.448185         1.603250           237,835
 01/01/2015 to 12/31/2015........   1.603250         1.678894           212,907
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.385018         1.409029            37,308
 01/01/2007 to 12/31/2007........   1.409029         1.514909            39,657
 01/01/2008 to 12/31/2008........   1.514909         0.946977            57,649
 01/01/2009 to 12/31/2009........   0.946977         1.288777            58,771
 01/01/2010 to 12/31/2010........   1.288777         1.703717            98,784
 01/01/2011 to 12/31/2011........   1.703717         1.696754            60,858
 01/01/2012 to 12/31/2012........   1.696754         1.930458            59,785
 01/01/2013 to 12/31/2013........   1.930458         2.732180            81,738
 01/01/2014 to 12/31/2014........   2.732180         2.860362            76,835
 01/01/2015 to 12/31/2015........   2.860362         2.877110            56,213
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.902424         1.957765            87,468
 01/01/2007 to 12/31/2007........   1.957765         1.992867           131,796
 01/01/2008 to 12/31/2008........   1.992867         1.658435           145,229
 01/01/2009 to 12/31/2009........   1.658435         2.147283           156,258
 01/01/2010 to 12/31/2010........   2.147283         2.370484           177,444
 01/01/2011 to 12/31/2011........   2.370484         2.462939           144,182
 01/01/2012 to 12/31/2012........   2.462939         2.690590           133,621
 01/01/2013 to 12/31/2013........   2.690590         2.663111           157,942
 01/01/2014 to 12/31/2014........   2.663111         2.752570           166,509
 01/01/2015 to 12/31/2015........   2.752570         2.648052           121,649
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.921445         1.977898           505,606
 01/01/2007 to 12/31/2007........   1.977898         2.016944           442,780
 01/01/2008 to 12/31/2008........   2.016944         1.680632           323,673
 01/01/2009 to 12/31/2009........   1.680632         2.177398           295,229
 01/01/2010 to 12/31/2010........   2.177398         2.407324           235,963
 01/01/2011 to 12/31/2011........   2.407324         2.503351            23,802
 01/01/2012 to 12/31/2012........   2.503351         2.734837            27,953
 01/01/2013 to 12/31/2013........   2.734837         2.709810            39,869
 01/01/2014 to 12/31/2014........   2.709810         2.803754            26,366
 01/01/2015 to 12/31/2015........   2.803754         2.700189            25,692
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.501273         1.531527           429,589
 01/01/2007 to 12/31/2007........   1.531527         1.563940           486,989
 01/01/2008 to 12/31/2008........   1.563940         1.527027           457,154
 01/01/2009 to 12/31/2009........   1.527027         1.560203           422,388
 01/01/2010 to 12/31/2010........   1.560203         1.615731           451,590
 01/01/2011 to 12/31/2011........   1.615731         1.669717           430,621

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.669717         1.688901         404,197
 01/01/2013 to 12/31/2013........     1.688901         1.642934         183,082
 01/01/2014 to 12/31/2014........     1.642934         1.653947         141,792
 01/01/2015 to 12/31/2015........     1.653947         1.628615         102,494
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.516339         1.547792         435,625
 01/01/2007 to 12/31/2007........     1.547792         1.582054         350,705
 01/01/2008 to 12/31/2008........     1.582054         1.546329         214,143
 01/01/2009 to 12/31/2009........     1.546329         1.581526         200,801
 01/01/2010 to 12/31/2010........     1.581526         1.640582         114,160
 01/01/2011 to 12/31/2011........     1.640582         1.695660          47,568
 01/01/2012 to 12/31/2012........     1.695660         1.716802          57,442
 01/01/2013 to 12/31/2013........     1.716802         1.672701          65,566
 01/01/2014 to 12/31/2014........     1.672701         1.684139          65,037
 01/01/2015 to 12/31/2015........     1.684139         1.659848          62,526
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    35.406434        38.320556             238
 01/01/2007 to 12/31/2007........    38.320556        39.727116             607
 01/01/2008 to 12/31/2008........    39.727116        29.261075             526
 01/01/2009 to 12/31/2009........    29.261075        33.608253             245
 01/01/2010 to 12/31/2010........    33.608253        36.065547             125
 01/01/2011 to 12/31/2011........    36.065547        36.676592             121
 01/01/2012 to 12/31/2012........    36.676592        40.359953             119
 01/01/2013 to 12/31/2013........    40.359953        47.653990             114
 01/01/2014 to 12/31/2014........    47.653990        51.589746             111
 01/01/2015 to 12/31/2015........    51.589746        51.806209               0
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.171992         3.559952         197,342
 01/01/2007 to 12/31/2007........     3.559952         3.646127         269,519
 01/01/2008 to 12/31/2008........     3.646127         2.164603         333,994
 01/01/2009 to 12/31/2009........     2.164603         2.797483         311,132
 01/01/2010 to 12/31/2010........     2.797483         3.067854         302,785
 01/01/2011 to 12/31/2011........     3.067854         2.883159         253,086
 01/01/2012 to 12/31/2012........     2.883159         3.187112         236,392
 01/01/2013 to 12/31/2013........     3.187112         4.172408         201,768
 01/01/2014 to 12/31/2014........     4.172408         4.520002         175,332
 01/01/2015 to 12/31/2015........     4.520002         4.532179         132,178
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.204658         3.599292         598,475
 01/01/2007 to 12/31/2007........     3.599292         3.689541         439,498
 01/01/2008 to 12/31/2008........     3.689541         2.192625         364,196
 01/01/2009 to 12/31/2009........     2.192625         2.837504         314,755
 01/01/2010 to 12/31/2010........     2.837504         3.114681         210,280
 01/01/2011 to 12/31/2011........     3.114681         2.929915         125,662
 01/01/2012 to 12/31/2012........     2.929915         3.241226          70,549
 01/01/2013 to 12/31/2013........     3.241226         4.248654          77,164
 01/01/2014 to 12/31/2014........     4.248654         4.606478          58,638
 01/01/2015 to 12/31/2015........     4.606478         4.624536          30,504
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.015093         7.053968          20,429
 01/01/2008 to 12/31/2008........     7.053968         4.340930          22,703
 01/01/2009 to 12/31/2009........     4.340930         5.079396          21,730
 01/01/2010 to 12/31/2010........     5.079396         5.607377          18,491

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   5.607377         5.518848           13,766
 01/01/2012 to 12/31/2012........   5.518848         6.143782            9,445
 01/01/2013 to 12/31/2013........   6.143782         8.098857           14,606
 01/01/2014 to 12/31/2014........   8.098857         9.024126            8,832
 01/01/2015 to 12/31/2015........   9.024126         9.256825            4,987
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........   6.045173         6.755657           33,130
 01/01/2007 to 04/27/2007........   6.755657         7.074482                0





                                             AMERICAN FORERUNNER - 2.1
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    13.919666        14.543504               0
 01/01/2007 to 12/31/2007........    14.543504        14.713646           8,272
 01/01/2008 to 12/31/2008........    14.713646        13.060200           9,065
 01/01/2009 to 12/31/2009........    13.060200        14.400976           8,144
 01/01/2010 to 12/31/2010........    14.400976        15.010546           8,149
 01/01/2011 to 12/31/2011........    15.010546        15.596643           8,108
 01/01/2012 to 12/31/2012........    15.596643        16.091442           7,542
 01/01/2013 to 12/31/2013........    16.091442        15.416934           2,945
 01/01/2014 to 12/31/2014........    15.416934        15.893374           2,857
 01/01/2015 to 12/31/2015........    15.893374        15.605759           2,360
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.286502         2.777713         390,199
 01/01/2007 to 12/31/2007........     2.777713         3.302471         440,551
 01/01/2008 to 12/31/2008........     3.302471         1.502876         486,129
 01/01/2009 to 12/31/2009........     1.502876         2.373735         356,134
 01/01/2010 to 12/31/2010........     2.373735         2.845459         331,377
 01/01/2011 to 12/31/2011........     2.845459         2.252959         236,919
 01/01/2012 to 12/31/2012........     2.252959         2.606899         164,268
 01/01/2013 to 12/31/2013........     2.606899         3.274642         202,700
 01/01/2014 to 12/31/2014........     3.274642         3.274646         203,271
 01/01/2015 to 12/31/2015........     3.274646         3.215099         181,472
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    12.582428        13.580625         326,604
 01/01/2007 to 12/31/2007........    13.580625        14.938853         290,731
 01/01/2008 to 12/31/2008........    14.938853         8.195303         290,585
 01/01/2009 to 12/31/2009........     8.195303        11.187819         255,170
 01/01/2010 to 12/31/2010........    11.187819        13.002089         221,893
 01/01/2011 to 12/31/2011........    13.002089        12.187864         140,479
 01/01/2012 to 12/31/2012........    12.187864        14.068350         106,411
 01/01/2013 to 12/31/2013........    14.068350        17.923027          88,676
 01/01/2014 to 12/31/2014........    17.923027        19.043941          78,603
 01/01/2015 to 12/31/2015........    19.043941        19.927086          56,169
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.750697         9.872164         405,532
 01/01/2007 to 12/31/2007........     9.872164        10.153346         354,993
 01/01/2008 to 12/31/2008........    10.153346         6.178715         308,225
 01/01/2009 to 12/31/2009........     6.178715         7.940504         247,087
 01/01/2010 to 12/31/2010........     7.940504         8.664092         190,527

                                             AMERICAN FORERUNNER - 2.1
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     8.664092         8.329136         74,568
 01/01/2012 to 12/31/2012........     8.329136         9.580911         61,232
 01/01/2013 to 12/31/2013........     9.580911        12.524856         53,384
 01/01/2014 to 12/31/2014........    12.524856        13.568869         32,627
 01/01/2015 to 12/31/2015........    13.568869        13.480155         22,332





                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.178148        10.497446          27,096
 01/01/2013 to 12/31/2013........    10.497446        11.459381          26,438
 01/01/2014 to 12/31/2014........    11.459381        12.081996          23,998
 01/01/2015 to 12/31/2015........    12.081996        11.935192          10,066
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996796         1.037539               0
 01/01/2015 to 12/31/2015........     1.037539         1.009006               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008027         6.992356          25,748
 01/01/2009 to 12/31/2009........     6.992356         8.881638         384,549
 01/01/2010 to 12/31/2010........     8.881638         9.784098         402,472
 01/01/2011 to 12/31/2011........     9.784098         9.405479         340,192
 01/01/2012 to 12/31/2012........     9.405479        10.486500         320,197
 01/01/2013 to 12/31/2013........    10.486500        12.208182         265,478
 01/01/2014 to 12/31/2014........    12.208182        12.715716         220,120
 01/01/2015 to 12/31/2015........    12.715716        12.400753         184,722
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998027         6.342282         177,791
 01/01/2009 to 12/31/2009........     6.342282         8.349533         314,724
 01/01/2010 to 12/31/2010........     8.349533         9.306378         287,655
 01/01/2011 to 12/31/2011........     9.306378         8.708073         265,381
 01/01/2012 to 12/31/2012........     8.708073         9.933828         243,472
 01/01/2013 to 12/31/2013........     9.933828        12.206386         194,163
 01/01/2014 to 12/31/2014........    12.206386        12.754435         159,965
 01/01/2015 to 12/31/2015........    12.754435        12.432218         138,970
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018026         7.664231          53,851
 01/01/2009 to 12/31/2009........     7.664231         9.288692         160,620
 01/01/2010 to 12/31/2010........     9.288692        10.026861         162,907
 01/01/2011 to 12/31/2011........    10.026861         9.867207         131,461
 01/01/2012 to 12/31/2012........     9.867207        10.740633          64,891
 01/01/2013 to 12/31/2013........    10.740633        11.975342          62,079
 01/01/2014 to 12/31/2014........    11.975342        12.478537          60,137
 01/01/2015 to 12/31/2015........    12.478537        12.166943          57,318
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.107341        11.482334          36,576
 01/01/2013 to 12/31/2013........    11.482334        10.895034          32,049
 01/01/2014 to 12/31/2014........    10.895034        11.128446          28,383
 01/01/2015 to 12/31/2015........    11.128446         9.883533          24,193
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.476392         1.685443         206,068

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.685443         1.821884           200,483
 01/01/2008 to 12/31/2008........   1.821884         0.997671           226,767
 01/01/2009 to 12/31/2009........   0.997671         1.194326           198,233
 01/01/2010 to 12/31/2010........   1.194326         1.253514           207,721
 01/01/2011 to 12/31/2011........   1.253514         0.983318           225,054
 01/01/2012 to 12/31/2012........   0.983318         1.152720           190,179
 01/01/2013 to 12/31/2013........   1.152720         1.303544           129,285
 01/01/2014 to 12/31/2014........   1.303544         1.237484            94,731
 01/01/2015 to 12/31/2015........   1.237484         1.189030            31,311
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.496917         1.709355           722,928
 01/01/2007 to 12/31/2007........   1.709355         1.850008           570,385
 01/01/2008 to 12/31/2008........   1.850008         1.013804           356,371
 01/01/2009 to 12/31/2009........   1.013804         1.214405           341,717
 01/01/2010 to 12/31/2010........   1.214405         1.276694           326,032
 01/01/2011 to 12/31/2011........   1.276694         1.003412           314,645
 01/01/2012 to 12/31/2012........   1.003412         1.176545           121,847
 01/01/2013 to 12/31/2013........   1.176545         1.332323             9,381
 01/01/2014 to 12/31/2014........   1.332323         1.266775            10,029
 01/01/2015 to 12/31/2015........   1.266775         1.217463            10,536
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.247009         1.271526           959,464
 01/01/2007 to 12/31/2007........   1.271526         1.331902           888,328
 01/01/2008 to 12/31/2008........   1.331902         1.381736           683,180
 01/01/2009 to 12/31/2009........   1.381736         1.424668           513,358
 01/01/2010 to 12/31/2010........   1.424668         1.478920           551,424
 01/01/2011 to 12/31/2011........   1.478920         1.558401           540,454
 01/01/2012 to 12/31/2012........   1.558401         1.585934           458,014
 01/01/2013 to 12/31/2013........   1.585934         1.518207           327,307
 01/01/2014 to 12/31/2014........   1.518207         1.572812           218,546
 01/01/2015 to 12/31/2015........   1.572812         1.546137           202,831
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   4.132153         4.226546           615,709
 01/01/2007 to 12/31/2007........   4.226546         4.400722           577,278
 01/01/2008 to 12/31/2008........   4.400722         4.163605           366,791
 01/01/2009 to 12/31/2009........   4.163605         4.464882           291,261
 01/01/2010 to 12/31/2010........   4.464882         4.739093           340,626
 01/01/2011 to 12/31/2011........   4.739093         4.948227           297,802
 01/01/2012 to 12/31/2012........   4.948227         5.213354           203,786
 01/01/2013 to 12/31/2013........   5.213354         5.068752           119,210
 01/01/2014 to 12/31/2014........   5.068752         5.317351           102,172
 01/01/2015 to 12/31/2015........   5.317351         5.240288            65,380
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   2.558608         2.610728            73,706
 01/01/2007 to 12/31/2007........   2.610728         3.036498            83,463
 01/01/2008 to 12/31/2008........   3.036498         1.887928            56,015
 01/01/2009 to 12/31/2009........   1.887928         2.531148            53,549
 01/01/2010 to 12/31/2010........   2.531148         2.970030            48,950
 01/01/2011 to 12/31/2011........   2.970030         2.650074            56,725
 01/01/2012 to 12/31/2012........   2.650074         2.968815            53,391
 01/01/2013 to 12/31/2013........   2.968815         3.904435            28,744
 01/01/2014 to 12/31/2014........   3.904435         4.165949            23,050
 01/01/2015 to 12/31/2015........   4.165949         4.337580            15,199

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.442460        16.589722              615
 01/01/2007 to 12/31/2007........    16.589722        16.898674              599
 01/01/2008 to 12/31/2008........    16.898674         9.136063              675
 01/01/2009 to 05/01/2009........     9.136063         9.521628                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.580205         2.635612          221,057
 01/01/2007 to 12/31/2007........     2.635612         3.068310          198,405
 01/01/2008 to 12/31/2008........     3.068310         1.909600          156,926
 01/01/2009 to 12/31/2009........     1.909600         2.562432          138,043
 01/01/2010 to 12/31/2010........     2.562432         3.010617          110,869
 01/01/2011 to 12/31/2011........     3.010617         2.689002           95,310
 01/01/2012 to 12/31/2012........     2.689002         3.015125            7,680
 01/01/2013 to 12/31/2013........     3.015125         3.969554                0
 01/01/2014 to 12/31/2014........     3.969554         4.239654                0
 01/01/2015 to 12/31/2015........     4.239654         4.418294                0
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.934082        10.228279           24,458
 01/01/2013 to 12/31/2013........    10.228279        11.081407           23,993
 01/01/2014 to 12/31/2014........    11.081407        11.527592           23,550
 01/01/2015 to 12/31/2015........    11.527592        11.309628            5,507
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.209847         1.415637          240,399
 01/01/2007 to 12/31/2007........     1.415637         1.433751          212,842
 01/01/2008 to 12/31/2008........     1.433751         0.913715          185,191
 01/01/2009 to 12/31/2009........     0.913715         0.996615          285,776
 01/01/2010 to 12/31/2010........     0.996615         1.066212          277,307
 01/01/2011 to 12/31/2011........     1.066212         1.068696          252,499
 01/01/2012 to 12/31/2012........     1.068696         1.196150          333,560
 01/01/2013 to 12/31/2013........     1.196150         1.547771          285,344
 01/01/2014 to 12/31/2014........     1.547771         1.667642          149,705
 01/01/2015 to 12/31/2015........     1.667642         1.536696           98,422
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.214339         1.421789          187,897
 01/01/2007 to 12/31/2007........     1.421789         1.441976          152,421
 01/01/2008 to 12/31/2008........     1.441976         0.919958          130,311
 01/01/2009 to 12/31/2009........     0.919958         1.004532          124,845
 01/01/2010 to 12/31/2010........     1.004532         1.075444          135,359
 01/01/2011 to 12/31/2011........     1.075444         1.078769          123,475
 01/01/2012 to 12/31/2012........     1.078769         1.209211           63,299
 01/01/2013 to 12/31/2013........     1.209211         1.566340           49,189
 01/01/2014 to 12/31/2014........     1.566340         1.689006           46,288
 01/01/2015 to 12/31/2015........     1.689006         1.558229           46,286
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.026210         2.080737          844,050
 01/01/2007 to 12/31/2007........     2.080737         2.141800        2,595,950
 01/01/2008 to 12/31/2008........     2.141800         2.158164        1,366,121
 01/01/2009 to 12/31/2009........     2.158164         2.125030        1,200,100
 01/01/2010 to 12/31/2010........     2.125030         2.087120          789,471
 01/01/2011 to 12/31/2011........     2.087120         2.049987          640,593
 01/01/2012 to 12/31/2012........     2.049987         2.013217          480,873
 01/01/2013 to 12/31/2013........     2.013217         1.977302          284,992

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.977302         1.942027         162,030
 01/01/2015 to 12/31/2015........     1.942027         1.907382          83,826
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.241861        19.245665         148,772
 01/01/2007 to 12/31/2007........    19.245665        16.064120          82,026
 01/01/2008 to 12/31/2008........    16.064120         9.201824          61,552
 01/01/2009 to 12/31/2009........     9.201824        12.176868          57,781
 01/01/2010 to 12/31/2010........    12.176868        13.886119          50,703
 01/01/2011 to 12/31/2011........    13.886119        12.876948          44,693
 01/01/2012 to 12/31/2012........    12.876948        15.932812          36,845
 01/01/2013 to 12/31/2013........    15.932812        16.203410          30,366
 01/01/2014 to 12/31/2014........    16.203410        18.025806          17,599
 01/01/2015 to 12/31/2015........    18.025806        17.456087           9,635
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.795718         0.767974         279,201
 01/01/2007 to 12/31/2007........     0.767974         0.771297         194,709
 01/01/2008 to 12/31/2008........     0.771297         0.461673         185,666
 01/01/2009 to 12/31/2009........     0.461673         0.602897         142,230
 01/01/2010 to 12/31/2010........     0.602897         0.733003         160,519
 01/01/2011 to 12/31/2011........     0.733003         0.743333         172,308
 01/01/2012 to 12/31/2012........     0.743333         0.865113         137,185
 01/01/2013 to 12/31/2013........     0.865113         1.237159         139,704
 01/01/2014 to 12/31/2014........     1.237159         1.444657         509,740
 01/01/2015 to 12/31/2015........     1.444657         1.361609         213,771
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   131.890185       161.361339           1,032
 01/01/2008 to 12/31/2008........   161.361339        91.918801           4,205
 01/01/2009 to 12/31/2009........    91.918801       128.968033           7,465
 01/01/2010 to 12/31/2010........   128.968033       138.571745           6,681
 01/01/2011 to 12/31/2011........   138.571745       125.835311           6,722
 01/01/2012 to 12/31/2012........   125.835311       151.404221           5,144
 01/01/2013 to 12/31/2013........   151.404221       191.509486           3,645
 01/01/2014 to 04/25/2014........   191.509486       199.169061               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.095810         9.725632           9,464
 01/01/2007 to 12/31/2007........     9.725632         8.987013          17,246
 01/01/2008 to 12/31/2008........     8.987013         4.005580          10,715
 01/01/2009 to 12/31/2009........     4.005580         5.427904          15,695
 01/01/2010 to 12/31/2010........     5.427904         5.722150          16,146
 01/01/2011 to 04/29/2011........     5.722150         6.076491               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.614189         0.555655         369,202
 01/01/2012 to 12/31/2012........     0.555655         0.647011         150,187
 01/01/2013 to 12/31/2013........     0.647011         0.926835          48,871
 01/01/2014 to 12/31/2014........     0.926835         1.082758          42,192
 01/01/2015 to 12/31/2015........     1.082758         1.021045          26,525
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.917084         0.980959         312,084
 01/01/2007 to 12/31/2007........     0.980959         0.907376         302,450
 01/01/2008 to 12/31/2008........     0.907376         0.404770         326,550
 01/01/2009 to 12/31/2009........     0.404770         0.548466         294,196

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     0.548466         0.578413          280,253
 01/01/2011 to 04/29/2011........     0.578413         0.614280                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    37.760615        39.487497            1,327
 01/01/2007 to 12/31/2007........    39.487497        46.626945           21,493
 01/01/2008 to 12/31/2008........    46.626945        24.800875            4,369
 01/01/2009 to 12/31/2009........    24.800875        36.309052            2,980
 01/01/2010 to 12/31/2010........    36.309052        41.008878            3,011
 01/01/2011 to 12/31/2011........    41.008878        38.971843            3,373
 01/01/2012 to 12/31/2012........    38.971843        42.365395            2,494
 01/01/2013 to 12/31/2013........    42.365395        55.105714            1,002
 01/01/2014 to 12/31/2014........    55.105714        60.009011              804
 01/01/2015 to 12/31/2015........    60.009011        60.473347              526
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.547320         1.958238        1,509,790
 01/01/2007 to 12/31/2007........     1.958238         1.901601        1,458,315
 01/01/2008 to 12/31/2008........     1.901601         1.104012        1,085,548
 01/01/2009 to 12/31/2009........     1.104012         1.681368          967,325
 01/01/2010 to 12/31/2010........     1.681368         1.922551          879,637
 01/01/2011 to 12/31/2011........     1.922551         1.619117          818,908
 01/01/2012 to 12/31/2012........     1.619117         2.055239          719,231
 01/01/2013 to 12/31/2013........     2.055239         2.634050          514,113
 01/01/2014 to 12/31/2014........     2.634050         2.437265          370,457
 01/01/2015 to 12/31/2015........     2.437265         2.285533          289,241
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010647         1.045112          338,561
 01/01/2013 to 12/31/2013........     1.045112         1.045571          342,145
 01/01/2014 to 12/31/2014........     1.045571         1.084229          306,798
 01/01/2015 to 12/31/2015........     1.084229         1.020107          128,089
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.399578         2.460148          347,030
 01/01/2013 to 12/31/2013........     2.460148         3.148529          175,855
 01/01/2014 to 12/31/2014........     3.148529         3.390567           95,123
 01/01/2015 to 12/31/2015........     3.390567         3.030988           46,693
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.322465         2.536576        1,138,147
 01/01/2007 to 12/31/2007........     2.536576         2.570564          854,362
 01/01/2008 to 12/31/2008........     2.570564         1.325950          479,771
 01/01/2009 to 12/31/2009........     1.325950         1.924035          472,407
 01/01/2010 to 12/31/2010........     1.924035         2.382006          478,881
 01/01/2011 to 12/31/2011........     2.382006         2.183446          461,531
 01/01/2012 to 04/27/2012........     2.183446         2.411425                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.278243         1.433563          250,669
 01/01/2007 to 12/31/2007........     1.433563         1.563721          245,447
 01/01/2008 to 12/31/2008........     1.563721         0.940955          232,003
 01/01/2009 to 12/31/2009........     0.940955         1.236722          239,660
 01/01/2010 to 12/31/2010........     1.236722         1.532714          123,206
 01/01/2011 to 12/31/2011........     1.532714         1.489150          124,966
 01/01/2012 to 12/31/2012........     1.489150         1.729070          120,541
 01/01/2013 to 12/31/2013........     1.729070         2.380523           62,261
 01/01/2014 to 12/31/2014........     2.380523         2.523016           58,552

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     2.523016         2.435637          34,729
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.477818         0.481161         121,820
 01/01/2007 to 12/31/2007........     0.481161         0.526348         261,622
 01/01/2008 to 12/31/2008........     0.526348         0.328006         279,997
 01/01/2009 to 12/31/2009........     0.328006         0.449610         378,762
 01/01/2010 to 12/31/2010........     0.449610         0.491554         531,723
 01/01/2011 to 12/31/2011........     0.491554         0.483873         385,090
 01/01/2012 to 12/31/2012........     0.483873         0.549126         419,142
 01/01/2013 to 12/31/2013........     0.549126         0.737441         397,714
 01/01/2014 to 12/31/2014........     0.737441         0.787613         327,962
 01/01/2015 to 12/31/2015........     0.787613         0.855093         147,492
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.462832         8.945317          18,672
 01/01/2007 to 12/31/2007........     8.945317        10.040176          22,012
 01/01/2008 to 12/31/2008........    10.040176         5.330510          23,323
 01/01/2009 to 12/31/2009........     5.330510         7.523443          16,270
 01/01/2010 to 12/31/2010........     7.523443         8.083645          17,549
 01/01/2011 to 12/31/2011........     8.083645         7.830117          14,634
 01/01/2012 to 04/27/2012........     7.830117         8.797392               0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.478839         0.482542          91,496
 01/01/2007 to 12/31/2007........     0.482542         0.528594          89,578
 01/01/2008 to 12/31/2008........     0.528594         0.329264         109,713
 01/01/2009 to 12/31/2009........     0.329264         0.452366          62,984
 01/01/2010 to 12/31/2010........     0.452366         0.495135          63,458
 01/01/2011 to 12/31/2011........     0.495135         0.487813          35,498
 01/01/2012 to 12/31/2012........     0.487813         0.553702               0
 01/01/2013 to 12/31/2013........     0.553702         0.744518               0
 01/01/2014 to 12/31/2014........     0.744518         0.796003               0
 01/01/2015 to 12/31/2015........     0.796003         0.865181               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012701         1.047153         102,145
 01/01/2013 to 12/31/2013........     1.047153         1.141470         105,305
 01/01/2014 to 12/31/2014........     1.141470         1.199313         105,460
 01/01/2015 to 12/31/2015........     1.199313         1.188452          97,704
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.762608        13.988801          30,673
 01/01/2014 to 12/31/2014........    13.988801        14.215613          24,063
 01/01/2015 to 12/31/2015........    14.215613        14.133421          17,865
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         7.964414           7,936
 01/01/2009 to 12/31/2009........     7.964414         9.999197          23,097
 01/01/2010 to 12/31/2010........     9.999197        10.981759          24,039
 01/01/2011 to 12/31/2011........    10.981759        11.016470          43,360
 01/01/2012 to 12/31/2012........    11.016470        12.170564          50,288
 01/01/2013 to 04/26/2013........    12.170564        12.687936               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.664187         3.045800         127,438
 01/01/2007 to 12/31/2007........     3.045800         3.338902         152,672
 01/01/2008 to 12/31/2008........     3.338902         2.096770         112,014
 01/01/2009 to 12/31/2009........     2.096770         2.675677         113,687
 01/01/2010 to 12/31/2010........     2.675677         3.343038          92,668

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   3.343038         3.294641             94,987
 01/01/2012 to 12/31/2012........   3.294641         3.697236             85,244
 01/01/2013 to 12/31/2013........   3.697236         5.108722             53,706
 01/01/2014 to 12/31/2014........   5.108722         5.193290             25,643
 01/01/2015 to 12/31/2015........   5.193290         5.011777             11,843
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.686508         3.074265            243,046
 01/01/2007 to 12/31/2007........   3.074265         3.373304            194,655
 01/01/2008 to 12/31/2008........   3.373304         2.120505            114,144
 01/01/2009 to 12/31/2009........   2.120505         2.708544             99,373
 01/01/2010 to 12/31/2010........   2.708544         3.387573             95,179
 01/01/2011 to 12/31/2011........   3.387573         3.341919             81,270
 01/01/2012 to 12/31/2012........   3.341919         3.753951             26,602
 01/01/2013 to 12/31/2013........   3.753951         5.192318              8,619
 01/01/2014 to 12/31/2014........   5.192318         5.283322              8,840
 01/01/2015 to 12/31/2015........   5.283322         5.103933              8,446
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.985657         1.062219            547,907
 01/01/2007 to 12/31/2007........   1.062219         1.088179            515,436
 01/01/2008 to 12/31/2008........   1.088179         0.627221            437,435
 01/01/2009 to 12/31/2009........   0.627221         0.798845            360,930
 01/01/2010 to 12/31/2010........   0.798845         1.030558            356,502
 01/01/2011 to 12/31/2011........   1.030558         1.039998            327,819
 01/01/2012 to 12/31/2012........   1.039998         1.132618            149,648
 01/01/2013 to 12/31/2013........   1.132618         1.650611             60,683
 01/01/2014 to 12/31/2014........   1.650611         1.636315             30,315
 01/01/2015 to 12/31/2015........   1.636315         1.630060              4,077
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........   1.636589         1.754521          1,396,552
 01/01/2007 to 12/31/2007........   1.754521         1.835917          1,507,424
 01/01/2008 to 12/31/2008........   1.835917         1.467640          1,082,874
 01/01/2009 to 12/31/2009........   1.467640         1.971538            916,009
 01/01/2010 to 12/31/2010........   1.971538         2.187446          1,058,831
 01/01/2011 to 12/31/2011........   2.187446         2.244316            938,950
 01/01/2012 to 12/31/2012........   2.244316         2.489444            642,975
 01/01/2013 to 12/31/2013........   2.489444         2.640127            377,632
 01/01/2014 to 12/31/2014........   2.640127         2.718248            249,731
 01/01/2015 to 12/31/2015........   2.718248         2.611702            142,190
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   3.361483         3.703604            464,148
 01/01/2007 to 12/31/2007........   3.703604         3.379837            441,332
 01/01/2008 to 12/31/2008........   3.379837         1.788000            364,088
 01/01/2009 to 12/31/2009........   1.788000         2.479583            344,692
 01/01/2010 to 12/31/2010........   2.479583         2.794837            309,030
 01/01/2011 to 12/31/2011........   2.794837         2.923249            279,202
 01/01/2012 to 12/31/2012........   2.923249         3.203320            271,103
 01/01/2013 to 12/31/2013........   3.203320         4.294846            170,195
 01/01/2014 to 12/31/2014........   4.294846         4.288834             90,860
 01/01/2015 to 12/31/2015........   4.288834         3.805195             44,470
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.432344         3.785473            812,927
 01/01/2007 to 12/31/2007........   3.785473         3.457998            715,886
 01/01/2008 to 12/31/2008........   3.457998         1.831165            580,502

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.831165         2.541922         537,262
 01/01/2010 to 12/31/2010........     2.541922         2.867912         478,388
 01/01/2011 to 12/31/2011........     2.867912         3.002711         399,350
 01/01/2012 to 12/31/2012........     3.002711         3.293711         248,704
 01/01/2013 to 12/31/2013........     3.293711         4.420584         104,919
 01/01/2014 to 12/31/2014........     4.420584         4.418772          99,917
 01/01/2015 to 12/31/2015........     4.418772         3.924324          98,141
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987535         9.740597             831
 01/01/2012 to 12/31/2012........     9.740597         9.986641           4,698
 01/01/2013 to 12/31/2013........     9.986641         9.922338          15,644
 01/01/2014 to 12/31/2014........     9.922338         9.848415           9,366
 01/01/2015 to 12/31/2015........     9.848415         9.612514           4,183
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.120702        12.633257         108,443
 01/01/2007 to 12/31/2007........    12.633257        12.812241         105,586
 01/01/2008 to 12/31/2008........    12.812241         7.493196          72,839
 01/01/2009 to 12/31/2009........     7.493196         9.676997          54,754
 01/01/2010 to 12/31/2010........     9.676997        10.995788          48,426
 01/01/2011 to 04/29/2011........    10.995788        11.907788               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.871776        10.140262          48,499
 01/01/2012 to 12/31/2012........    10.140262        11.625719          22,809
 01/01/2013 to 12/31/2013........    11.625719        14.787625          13,844
 01/01/2014 to 12/31/2014........    14.787625        15.262878          12,151
 01/01/2015 to 12/31/2015........    15.262878        14.689535           8,362
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.272126        10.784634             372
 01/01/2007 to 12/31/2007........    10.784634        11.181282          10,653
 01/01/2008 to 12/31/2008........    11.181282         9.401307          50,787
 01/01/2009 to 12/31/2009........     9.401307        11.128864         186,474
 01/01/2010 to 12/31/2010........    11.128864        12.029104         204,147
 01/01/2011 to 12/31/2011........    12.029104        12.199269         145,869
 01/01/2012 to 12/31/2012........    12.199269        13.080288         133,851
 01/01/2013 to 12/31/2013........    13.080288        13.397584          60,112
 01/01/2014 to 12/31/2014........    13.397584        13.747021          40,597
 01/01/2015 to 12/31/2015........    13.747021        13.422717          35,230
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.489472        11.273622         172,221
 01/01/2007 to 12/31/2007........    11.273622        11.604112         267,987
 01/01/2008 to 12/31/2008........    11.604112         8.935290         230,219
 01/01/2009 to 12/31/2009........     8.935290        10.853789         196,983
 01/01/2010 to 12/31/2010........    10.853789        11.888988         131,219
 01/01/2011 to 12/31/2011........    11.888988        11.799844         150,064
 01/01/2012 to 12/31/2012........    11.799844        12.916496         115,298
 01/01/2013 to 12/31/2013........    12.916496        14.072044         103,523
 01/01/2014 to 12/31/2014........    14.072044        14.501892          97,569
 01/01/2015 to 12/31/2015........    14.501892        14.090300          70,800
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.719658        11.775489         325,941
 01/01/2007 to 12/31/2007........    11.775489        12.066915         667,660
 01/01/2008 to 12/31/2008........    12.066915         8.457638         674,397
 01/01/2009 to 12/31/2009........     8.457638        10.510595         676,545

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    10.510595        11.682869          696,313
 01/01/2011 to 12/31/2011........    11.682869        11.317815          585,958
 01/01/2012 to 12/31/2012........    11.317815        12.586649          430,585
 01/01/2013 to 12/31/2013........    12.586649        14.585405          469,473
 01/01/2014 to 12/31/2014........    14.585405        15.048701          308,423
 01/01/2015 to 12/31/2015........    15.048701        14.592840          233,220
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.944914        12.278459          446,140
 01/01/2007 to 12/31/2007........    12.278459        12.522484        1,020,309
 01/01/2008 to 12/31/2008........    12.522484         7.979608        1,096,980
 01/01/2009 to 12/31/2009........     7.979608        10.117430          949,155
 01/01/2010 to 12/31/2010........    10.117430        11.397710          880,450
 01/01/2011 to 12/31/2011........    11.397710        10.772518          753,279
 01/01/2012 to 12/31/2012........    10.772518        12.207192          613,911
 01/01/2013 to 12/31/2013........    12.207192        14.904296          525,076
 01/01/2014 to 12/31/2014........    14.904296        15.403607          522,175
 01/01/2015 to 12/31/2015........    15.403607        14.872188          435,585
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         7.014269            5,481
 01/01/2009 to 12/31/2009........     7.014269         8.856104           87,644
 01/01/2010 to 12/31/2010........     8.856104         9.571990           97,008
 01/01/2011 to 12/31/2011........     9.571990         9.236064           82,366
 01/01/2012 to 12/31/2012........     9.236064        10.532994           77,474
 01/01/2013 to 04/26/2013........    10.532994        11.324926                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.397941        12.957546           66,214
 01/01/2014 to 04/25/2014........    12.957546        12.888928                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.960927        10.395119           10,609
 01/01/2013 to 12/31/2013........    10.395119        11.675982           41,761
 01/01/2014 to 12/31/2014........    11.675982        12.574137           83,356
 01/01/2015 to 12/31/2015........    12.574137        11.845004           81,699
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.410465         1.521494          813,392
 01/01/2007 to 12/31/2007........     1.521494         1.606521          798,232
 01/01/2008 to 12/31/2008........     1.606521         1.003791          525,690
 01/01/2009 to 12/31/2009........     1.003791         1.348451          463,191
 01/01/2010 to 12/31/2010........     1.348451         1.668696          425,404
 01/01/2011 to 12/31/2011........     1.668696         1.603135          384,238
 01/01/2012 to 12/31/2012........     1.603135         1.847226          186,578
 01/01/2013 to 12/31/2013........     1.847226         2.409917          101,184
 01/01/2014 to 12/31/2014........     2.409917         2.585283           72,920
 01/01/2015 to 12/31/2015........     2.585283         2.472600           60,007
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.776308        11.237736            3,447
 01/01/2014 to 12/31/2014........    11.237736        12.059426                0
 01/01/2015 to 12/31/2015........    12.059426        11.700756            1,239
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.552494         4.019181          494,410
 01/01/2007 to 12/31/2007........     4.019181         4.143456          412,988
 01/01/2008 to 12/31/2008........     4.143456         2.553067          326,448
 01/01/2009 to 12/31/2009........     2.553067         3.157488          308,317
 01/01/2010 to 12/31/2010........     3.157488         3.550569          191,621

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   3.550569         3.544387           175,033
 01/01/2012 to 12/31/2012........   3.544387         4.017890           117,505
 01/01/2013 to 12/31/2013........   4.017890         5.197144            67,931
 01/01/2014 to 12/31/2014........   5.197144         5.773053            41,843
 01/01/2015 to 12/31/2015........   5.773053         5.721851            22,133
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........   8.750330         9.133501             9,064
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........   0.882100         0.921026                 0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........   1.259916         1.566229           879,041
 01/01/2007 to 12/31/2007........   1.566229         1.742577           854,004
 01/01/2008 to 12/31/2008........   1.742577         0.986348           626,081
 01/01/2009 to 12/31/2009........   0.986348         1.274549           658,919
 01/01/2010 to 12/31/2010........   1.274549         1.394594           603,731
 01/01/2011 to 12/31/2011........   1.394594         1.222999           513,768
 01/01/2012 to 12/31/2012........   1.222999         1.401747           187,808
 01/01/2013 to 12/31/2013........   1.401747         1.641871           109,439
 01/01/2014 to 12/31/2014........   1.641871         1.500511            88,690
 01/01/2015 to 12/31/2015........   1.500511         1.447598            57,254
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.762739         4.136833           614,438
 01/01/2007 to 12/31/2007........   4.136833         4.229924           699,190
 01/01/2008 to 12/31/2008........   4.229924         3.225839           586,413
 01/01/2009 to 12/31/2009........   3.225839         3.748212           581,896
 01/01/2010 to 12/31/2010........   3.748212         4.042075           560,171
 01/01/2011 to 12/31/2011........   4.042075         4.055835           462,408
 01/01/2012 to 12/31/2012........   4.055835         4.433546           299,586
 01/01/2013 to 12/31/2013........   4.433546         5.168731           147,415
 01/01/2014 to 12/31/2014........   5.168731         5.501114            92,026
 01/01/2015 to 12/31/2015........   5.501114         5.381387            81,154
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.234224         1.428512           389,451
 01/01/2007 to 12/31/2007........   1.428512         1.346407           386,404
 01/01/2008 to 12/31/2008........   1.346407         0.876646           340,314
 01/01/2009 to 12/31/2009........   0.876646         1.038243           398,361
 01/01/2010 to 12/31/2010........   1.038243         1.133730           410,553
 01/01/2011 to 12/31/2011........   1.133730         1.120662           467,893
 01/01/2012 to 12/31/2012........   1.120662         1.280168           509,989
 01/01/2013 to 12/31/2013........   1.280168         1.702266           752,926
 01/01/2014 to 12/31/2014........   1.702266         1.848485           507,759
 01/01/2015 to 12/31/2015........   1.848485         1.808891           454,550
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.687019         2.946953           247,574
 01/01/2007 to 12/31/2007........   2.946953         3.008116           222,271
 01/01/2008 to 12/31/2008........   3.008116         1.799099           135,457
 01/01/2009 to 12/31/2009........   1.799099         2.146667           133,024
 01/01/2010 to 12/31/2010........   2.146667         2.409424           122,373
 01/01/2011 to 12/31/2011........   2.409424         2.215435           106,198
 01/01/2012 to 12/31/2012........   2.215435         2.512317            94,546
 01/01/2013 to 04/26/2013........   2.512317         2.762435                 0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998027         6.581951                 0

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   6.581951           8.073191           1,781
 01/01/2010 to 12/31/2010........   8.073191           8.803303           2,599
 01/01/2011 to 12/31/2011........   8.803303           8.599289           1,780
 01/01/2012 to 12/31/2012........   8.599289           9.620356           3,325
 01/01/2013 to 04/26/2013........   9.620356          10.524851               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.242906           1.439719         688,320
 01/01/2007 to 12/31/2007........   1.439719           1.358348         649,135
 01/01/2008 to 12/31/2008........   1.358348           0.885650         623,072
 01/01/2009 to 12/31/2009........   0.885650           1.049654         502,267
 01/01/2010 to 12/31/2010........   1.049654           1.146954         305,741
 01/01/2011 to 12/31/2011........   1.146954           1.135614         272,127
 01/01/2012 to 12/31/2012........   1.135614           1.298085          96,697
 01/01/2013 to 12/31/2013........   1.298085           1.729252          46,666
 01/01/2014 to 12/31/2014........   1.729252           1.878911          40,054
 01/01/2015 to 12/31/2015........   1.878911           1.840401          36,724
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.713916           2.979331         111,148
 01/01/2007 to 12/31/2007........   2.979331           3.044154          84,146
 01/01/2008 to 12/31/2008........   3.044154           1.822712          70,114
 01/01/2009 to 12/31/2009........   1.822712           2.177926          71,046
 01/01/2010 to 12/31/2010........   2.177926           2.447057          59,438
 01/01/2011 to 12/31/2011........   2.447057           2.252126          59,629
 01/01/2012 to 12/31/2012........   2.252126           2.556538          53,732
 01/01/2013 to 04/26/2013........   2.556538           2.812056               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.221277           1.414654         259,389
 01/01/2011 to 12/31/2011........   1.414654           1.293287         237,073
 01/01/2012 to 12/31/2012........   1.293287           1.387986         169,703
 01/01/2013 to 12/31/2013........   1.387986           1.895222          76,475
 01/01/2014 to 12/31/2014........   1.895222           1.880288          79,203
 01/01/2015 to 12/31/2015........   1.880288           1.753983          20,278
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.675028           1.835386         296,157
 01/01/2007 to 12/31/2007........   1.835386           1.948661         307,133
 01/01/2008 to 12/31/2008........   1.948661           0.852917         291,458
 01/01/2009 to 12/31/2009........   0.852917           1.118602         286,365
 01/01/2010 to 04/30/2010........   1.118602           1.209080               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.203712           1.483150         884,577
 01/01/2007 to 12/31/2007........   1.483150           1.609786         725,827
 01/01/2008 to 12/31/2008........   1.609786           0.913803         503,519
 01/01/2009 to 12/31/2009........   0.913803           1.151386         500,462
 01/01/2010 to 12/31/2010........   1.151386           1.220344         465,824
 01/01/2011 to 12/31/2011........   1.220344           1.046995         422,668
 01/01/2012 to 12/31/2012........   1.046995           1.213557         289,843
 01/01/2013 to 12/31/2013........   1.213557           1.448421         161,388
 01/01/2014 to 12/31/2014........   1.448421           1.333416         118,279
 01/01/2015 to 12/31/2015........   1.333416           1.292865          90,918
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.816990           2.078108         617,539
 01/01/2007 to 12/31/2007........   2.078108           1.965493         537,078
 01/01/2008 to 12/31/2008........   1.965493           1.186065         442,933

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.186065         1.314410          495,563
 01/01/2010 to 12/31/2010........     1.314410         1.566493          437,898
 01/01/2011 to 12/31/2011........     1.566493         1.623331          361,023
 01/01/2012 to 12/31/2012........     1.623331         1.749713          276,626
 01/01/2013 to 12/31/2013........     1.749713         2.374793          248,365
 01/01/2014 to 12/31/2014........     2.374793         2.325417          114,431
 01/01/2015 to 12/31/2015........     2.325417         2.292611           64,143
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.421434         1.601032          384,895
 01/01/2007 to 12/31/2007........     1.601032         1.529699          445,515
 01/01/2008 to 12/31/2008........     1.529699         0.926915          318,586
 01/01/2009 to 12/31/2009........     0.926915         1.245051          318,390
 01/01/2010 to 12/31/2010........     1.245051         1.502389          289,089
 01/01/2011 to 12/31/2011........     1.502389         1.397783          273,425
 01/01/2012 to 12/31/2012........     1.397783         1.445276          184,564
 01/01/2013 to 04/26/2013........     1.445276         1.565086                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.822255         2.087695        1,064,094
 01/01/2007 to 12/31/2007........     2.087695         1.976906          926,143
 01/01/2008 to 12/31/2008........     1.976906         1.194009          825,881
 01/01/2009 to 12/31/2009........     1.194009         1.324232          813,320
 01/01/2010 to 12/31/2010........     1.324232         1.579638          669,689
 01/01/2011 to 12/31/2011........     1.579638         1.637757          581,945
 01/01/2012 to 12/31/2012........     1.637757         1.767649          296,831
 01/01/2013 to 12/31/2013........     1.767649         2.402334          187,694
 01/01/2014 to 12/31/2014........     2.402334         2.354974          181,089
 01/01/2015 to 12/31/2015........     2.354974         2.322863          166,209
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.240884        18.560308           33,621
 01/01/2007 to 12/31/2007........    18.560308        19.368802           42,472
 01/01/2008 to 12/31/2008........    19.368802        11.307042           27,617
 01/01/2009 to 12/31/2009........    11.307042        15.525415           21,659
 01/01/2010 to 12/31/2010........    15.525415        17.677282           20,485
 01/01/2011 to 12/31/2011........    17.677282        15.903115           19,467
 01/01/2012 to 12/31/2012........    15.903115        18.925203           11,937
 01/01/2013 to 12/31/2013........    18.925203        23.627439            9,669
 01/01/2014 to 12/31/2014........    23.627439        23.703067            5,648
 01/01/2015 to 12/31/2015........    23.703067        24.196416              661
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998027         6.551182                0
 01/01/2009 to 12/31/2009........     6.551182         8.533245              460
 01/01/2010 to 12/31/2010........     8.533245         9.022979            3,816
 01/01/2011 to 12/31/2011........     9.022979         8.251080            3,720
 01/01/2012 to 12/31/2012........     8.251080         9.903252              343
 01/01/2013 to 04/26/2013........     9.903252        10.514810                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999754         1.032732                0
 01/01/2015 to 12/31/2015........     1.032732         0.958753                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.864185        10.941313              748
 01/01/2007 to 12/31/2007........    10.941313        11.905365           48,562
 01/01/2008 to 12/31/2008........    11.905365        10.886878           89,169
 01/01/2009 to 12/31/2009........    10.886878        12.622616          113,920

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    12.622616        13.359662          182,894
 01/01/2011 to 12/31/2011........    13.359662        14.583904          201,426
 01/01/2012 to 12/31/2012........    14.583904        15.630295          129,771
 01/01/2013 to 12/31/2013........    15.630295        13.927560           75,121
 01/01/2014 to 12/31/2014........    13.927560        14.074859           51,452
 01/01/2015 to 12/31/2015........    14.074859        13.393831           21,287
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.195629         1.227412        3,930,634
 01/01/2007 to 12/31/2007........     1.227412         1.296585        3,838,996
 01/01/2008 to 12/31/2008........     1.296585         1.278613        4,213,369
 01/01/2009 to 12/31/2009........     1.278613         1.482217        3,671,041
 01/01/2010 to 12/31/2010........     1.482217         1.574726        3,513,817
 01/01/2011 to 12/31/2011........     1.574726         1.595733        3,196,561
 01/01/2012 to 12/31/2012........     1.595733         1.712410        2,389,032
 01/01/2013 to 12/31/2013........     1.712410         1.649647        1,672,208
 01/01/2014 to 12/31/2014........     1.649647         1.688136        1,052,584
 01/01/2015 to 12/31/2015........     1.688136         1.658104          557,658
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.729226        10.865912              988
 01/01/2013 to 12/31/2013........    10.865912        10.189740            5,744
 01/01/2014 to 12/31/2014........    10.189740        10.764236           23,391
 01/01/2015 to 12/31/2015........    10.764236        10.617679           20,929
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.214980        10.723087                0
 01/01/2014 to 12/31/2014........    10.723087        11.441855            1,783
 01/01/2015 to 12/31/2015........    11.441855        11.097109            1,783
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.541640         1.780418          628,609
 01/01/2007 to 12/31/2007........     1.780418         1.718677          580,246
 01/01/2008 to 12/31/2008........     1.718677         1.119564          532,663
 01/01/2009 to 12/31/2009........     1.119564         1.381753          478,087
 01/01/2010 to 12/31/2010........     1.381753         1.717822          425,252
 01/01/2011 to 12/31/2011........     1.717822         1.614902          388,769
 01/01/2012 to 12/31/2012........     1.614902         1.840525          243,735
 01/01/2013 to 12/31/2013........     1.840525         2.497928          138,387
 01/01/2014 to 12/31/2014........     2.497928         2.570672          115,690
 01/01/2015 to 12/31/2015........     2.570672         2.411402          110,477
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010679         1.065216          100,008
 01/01/2013 to 12/31/2013........     1.065216         1.151996           93,303
 01/01/2014 to 12/31/2014........     1.151996         1.219011           86,926
 01/01/2015 to 12/31/2015........     1.219011         1.186739           91,505
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.488966        11.105461            1,207
 01/01/2007 to 12/31/2007........    11.105461        11.495118            1,368
 01/01/2008 to 12/31/2008........    11.495118         8.460286            6,587
 01/01/2009 to 12/31/2009........     8.460286        10.377335           28,828
 01/01/2010 to 12/31/2010........    10.377335        11.439728           23,736
 01/01/2011 to 12/31/2011........    11.439728        11.355300          100,516
 01/01/2012 to 12/31/2012........    11.355300        12.584198           29,940
 01/01/2013 to 12/31/2013........    12.584198        13.958021           12,504
 01/01/2014 to 12/31/2014........    13.958021        14.505773           10,833
 01/01/2015 to 12/31/2015........    14.505773        13.967291           11,643

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.679397        11.359002              693
 01/01/2007 to 12/31/2007........    11.359002        11.782087            1,172
 01/01/2008 to 12/31/2008........    11.782087         7.756380              920
 01/01/2009 to 12/31/2009........     7.756380         9.834791            6,598
 01/01/2010 to 12/31/2010........     9.834791        11.026635            5,832
 01/01/2011 to 12/31/2011........    11.026635        10.599738              697
 01/01/2012 to 12/31/2012........    10.599738        11.974538            6,932
 01/01/2013 to 12/31/2013........    11.974538        13.886441           11,367
 01/01/2014 to 12/31/2014........    13.886441        14.372340           12,435
 01/01/2015 to 12/31/2015........    14.372340        13.789705              208
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.233045         1.367125          249,686
 01/01/2007 to 12/31/2007........     1.367125         1.465476          308,659
 01/01/2008 to 12/31/2008........     1.465476         0.834723          207,863
 01/01/2009 to 12/31/2009........     0.834723         1.172666          198,063
 01/01/2010 to 12/31/2010........     1.172666         1.344606          181,226
 01/01/2011 to 12/31/2011........     1.344606         1.303034           97,668
 01/01/2012 to 12/31/2012........     1.303034         1.518648          186,366
 01/01/2013 to 12/31/2013........     1.518648         2.069824          238,878
 01/01/2014 to 12/31/2014........     2.069824         2.212323          190,677
 01/01/2015 to 12/31/2015........     2.212323         2.401282          169,523
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.465970         0.482148          396,504
 01/01/2007 to 12/31/2007........     0.482148         0.622772          440,908
 01/01/2008 to 12/31/2008........     0.622772         0.339743          470,231
 01/01/2009 to 12/31/2009........     0.339743         0.530474          408,969
 01/01/2010 to 12/31/2010........     0.530474         0.665289          426,929
 01/01/2011 to 12/31/2011........     0.665289         0.588784          429,867
 01/01/2012 to 12/31/2012........     0.588784         0.648298          285,461
 01/01/2013 to 04/26/2013........     0.648298         0.677078                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.788846         0.822570        1,169,134
 01/01/2007 to 12/31/2007........     0.822570         0.950301        1,134,749
 01/01/2008 to 12/31/2008........     0.950301         0.562312          908,854
 01/01/2009 to 12/31/2009........     0.562312         0.803416          871,215
 01/01/2010 to 12/31/2010........     0.803416         1.007541          879,811
 01/01/2011 to 12/31/2011........     1.007541         0.973298          805,190
 01/01/2012 to 12/31/2012........     0.973298         1.086634          755,449
 01/01/2013 to 12/31/2013........     1.086634         1.457648          724,744
 01/01/2014 to 12/31/2014........     1.457648         1.614533          378,359
 01/01/2015 to 12/31/2015........     1.614533         1.691556          292,797
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.391146         1.415970          132,260
 01/01/2007 to 12/31/2007........     1.415970         1.523137          158,399
 01/01/2008 to 12/31/2008........     1.523137         0.952599           97,209
 01/01/2009 to 12/31/2009........     0.952599         1.297077           86,932
 01/01/2010 to 12/31/2010........     1.297077         1.715545          127,810
 01/01/2011 to 12/31/2011........     1.715545         1.709387          131,841
 01/01/2012 to 12/31/2012........     1.709387         1.945808          136,370
 01/01/2013 to 12/31/2013........     1.945808         2.755282          113,802
 01/01/2014 to 12/31/2014........     2.755282         2.885990           85,263
 01/01/2015 to 12/31/2015........     2.885990         2.904341           56,438

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.913072         1.969705         946,308
 01/01/2007 to 12/31/2007........     1.969705         2.006028         892,886
 01/01/2008 to 12/31/2008........     2.006028         1.670225         705,269
 01/01/2009 to 12/31/2009........     1.670225         2.163629         659,434
 01/01/2010 to 12/31/2010........     2.163629         2.389723         661,523
 01/01/2011 to 12/31/2011........     2.389723         2.484166         603,675
 01/01/2012 to 12/31/2012........     2.484166         2.715144         520,994
 01/01/2013 to 12/31/2013........     2.715144         2.688758         432,184
 01/01/2014 to 12/31/2014........     2.688758         2.780469         311,327
 01/01/2015 to 12/31/2015........     2.780469         2.676230         183,399
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.932189         1.989949         899,638
 01/01/2007 to 12/31/2007........     1.989949         2.030254         935,766
 01/01/2008 to 12/31/2008........     2.030254         1.692571         610,501
 01/01/2009 to 12/31/2009........     1.692571         2.193961         560,849
 01/01/2010 to 12/31/2010........     2.193961         2.426849         498,779
 01/01/2011 to 12/31/2011........     2.426849         2.524913         432,435
 01/01/2012 to 12/31/2012........     2.524913         2.759780         152,238
 01/01/2013 to 12/31/2013........     2.759780         2.735893          35,253
 01/01/2014 to 12/31/2014........     2.735893         2.832157          31,596
 01/01/2015 to 12/31/2015........     2.832157         2.728907          29,932
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.509677         1.540868         469,141
 01/01/2007 to 12/31/2007........     1.540868         1.574270         509,992
 01/01/2008 to 12/31/2008........     1.574270         1.537883         381,509
 01/01/2009 to 12/31/2009........     1.537883         1.572081         410,984
 01/01/2010 to 12/31/2010........     1.572081         1.628845         454,145
 01/01/2011 to 12/31/2011........     1.628845         1.684109         353,037
 01/01/2012 to 12/31/2012........     1.684109         1.704315         307,484
 01/01/2013 to 12/31/2013........     1.704315         1.658758         225,413
 01/01/2014 to 12/31/2014........     1.658758         1.670713         140,078
 01/01/2015 to 12/31/2015........     1.670713         1.645946          32,496
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.524834         1.557240         612,241
 01/01/2007 to 12/31/2007........     1.557240         1.592511         460,091
 01/01/2008 to 12/31/2008........     1.592511         1.557331         384,682
 01/01/2009 to 12/31/2009........     1.557331         1.593574         316,333
 01/01/2010 to 12/31/2010........     1.593574         1.653908         212,641
 01/01/2011 to 12/31/2011........     1.653908         1.710285         165,464
 01/01/2012 to 12/31/2012........     1.710285         1.732480          87,549
 01/01/2013 to 12/31/2013........     1.732480         1.688821           9,126
 01/01/2014 to 12/31/2014........     1.688821         1.701220           7,423
 01/01/2015 to 12/31/2015........     1.701220         1.677521               0
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    35.753163        38.715120           2,016
 01/01/2007 to 12/31/2007........    38.715120        40.156345          19,227
 01/01/2008 to 12/31/2008........    40.156345        29.592080           1,679
 01/01/2009 to 12/31/2009........    29.592080        34.005431           4,098
 01/01/2010 to 12/31/2010........    34.005431        36.510005           2,814
 01/01/2011 to 12/31/2011........    36.510005        37.147107           1,833
 01/01/2012 to 12/31/2012........    37.147107        40.898270           2,613
 01/01/2013 to 12/31/2013........    40.898270        48.313736           2,428

                                             AMERICAN FORERUNNER - 1.80
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   48.313736        52.330139             1,805
 01/01/2015 to 12/31/2015........   52.330139        52.575994             1,903
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    3.189744         3.581659         1,075,377
 01/01/2007 to 12/31/2007........    3.581659         3.670203         1,195,069
 01/01/2008 to 12/31/2008........    3.670203         2.179993         1,060,947
 01/01/2009 to 12/31/2009........    2.179993         2.818782         1,101,403
 01/01/2010 to 12/31/2010........    2.818782         3.092757         1,020,411
 01/01/2011 to 12/31/2011........    3.092757         2.908013           769,213
 01/01/2012 to 12/31/2012........    2.908013         3.216203           614,461
 01/01/2013 to 12/31/2013........    3.216203         4.212596           405,066
 01/01/2014 to 12/31/2014........    4.212596         4.565821           193,113
 01/01/2015 to 12/31/2015........    4.565821         4.580412           107,546
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........    3.222551         3.621192           905,169
 01/01/2007 to 12/31/2007........    3.621192         3.713858           813,817
 01/01/2008 to 12/31/2008........    3.713858         2.208187           646,174
 01/01/2009 to 12/31/2009........    2.208187         2.859072           589,722
 01/01/2010 to 12/31/2010........    2.859072         3.139924           518,677
 01/01/2011 to 12/31/2011........    3.139924         2.955135           446,132
 01/01/2012 to 12/31/2012........    2.955135         3.270770           200,516
 01/01/2013 to 12/31/2013........    3.270770         4.289523            62,464
 01/01/2014 to 12/31/2014........    4.289523         4.653115            55,143
 01/01/2015 to 12/31/2015........    4.653115         4.673692            50,390
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........    7.099125         7.140861            35,850
 01/01/2008 to 12/31/2008........    7.140861         4.396612            28,434
 01/01/2009 to 12/31/2009........    4.396612         5.147123            38,031
 01/01/2010 to 12/31/2010........    5.147123         5.684984            40,410
 01/01/2011 to 12/31/2011........    5.684984         5.598022            33,423
 01/01/2012 to 12/31/2012........    5.598022         6.235055            23,778
 01/01/2013 to 12/31/2013........    6.235055         8.223282            15,833
 01/01/2014 to 12/31/2014........    8.223282         9.167348            11,642
 01/01/2015 to 12/31/2015........    9.167348         9.408443             8,899
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........    6.113516         6.835440            42,007
 01/01/2007 to 04/27/2007........    6.835440         7.159196                 0




                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........   13.982503        14.614000          10,914
 01/01/2007 to 12/31/2007........   14.614000        14.792401          61,553
 01/01/2008 to 12/31/2008........   14.792401        13.136693          53,159
 01/01/2009 to 12/31/2009........   13.136693        14.492562          38,647
 01/01/2010 to 12/31/2010........   14.492562        15.113562          40,216
 01/01/2011 to 12/31/2011........   15.113562        15.711512          27,983
 01/01/2012 to 12/31/2012........   15.711512        16.218105          24,878
 01/01/2013 to 12/31/2013........   16.218105        15.546060          24,393
 01/01/2014 to 12/31/2014........   15.546060        16.034505          21,215

                                             AMERICAN FORERUNNER - 2.05
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    16.034505        15.752211           15,617
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.295220         2.789694        1,162,763
 01/01/2007 to 12/31/2007........     2.789694         3.318383        1,242,244
 01/01/2008 to 12/31/2008........     3.318383         1.510877        1,049,615
 01/01/2009 to 12/31/2009........     1.510877         2.387565          973,641
 01/01/2010 to 12/31/2010........     2.387565         2.863468          814,577
 01/01/2011 to 12/31/2011........     2.863468         2.268350          803,848
 01/01/2012 to 12/31/2012........     2.268350         2.626028          550,461
 01/01/2013 to 12/31/2013........     2.626028         3.300319          366,399
 01/01/2014 to 12/31/2014........     3.300319         3.301975          288,977
 01/01/2015 to 12/31/2015........     3.301975         3.243553          223,407
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    12.721755        13.737855          712,301
 01/01/2007 to 12/31/2007........    13.737855        15.119408          718,416
 01/01/2008 to 12/31/2008........    15.119408         8.298526          636,561
 01/01/2009 to 12/31/2009........     8.298526        11.334400          588,050
 01/01/2010 to 12/31/2010........    11.334400        13.179021          534,911
 01/01/2011 to 12/31/2011........    13.179021        12.359883          443,972
 01/01/2012 to 12/31/2012........    12.359883        14.274081          280,753
 01/01/2013 to 12/31/2013........    14.274081        18.194216          179,002
 01/01/2014 to 12/31/2014........    18.194216        19.341760          128,823
 01/01/2015 to 12/31/2015........    19.341760        20.248839           87,775
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.847703         9.986581          609,397
 01/01/2007 to 12/31/2007........     9.986581        10.276187          591,890
 01/01/2008 to 12/31/2008........    10.276187         6.256613          504,079
 01/01/2009 to 12/31/2009........     6.256613         8.044635          471,543
 01/01/2010 to 12/31/2010........     8.044635         8.782098          430,884
 01/01/2011 to 12/31/2011........     8.782098         8.446794          359,266
 01/01/2012 to 12/31/2012........     8.446794         9.721135          201,274
 01/01/2013 to 12/31/2013........     9.721135        12.714519          120,503
 01/01/2014 to 12/31/2014........    12.714519        13.781230           86,710
 01/01/2015 to 12/31/2015........    13.781230        13.697977           53,483





                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.183282       10.506265               0
 01/01/2013 to 12/31/2013........    10.506265       11.474744               0
 01/01/2014 to 12/31/2014........    11.474744       12.104244               0
 01/01/2015 to 12/31/2015........    12.104244       11.963151               0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996802        1.037898               0
 01/01/2015 to 12/31/2015........     1.037898        1.009859               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008082        6.994767          17,352
 01/01/2009 to 12/31/2009........     6.994767        8.889143          17,203
 01/01/2010 to 12/31/2010........     8.889143        9.797260          21,339
 01/01/2011 to 12/31/2011........     9.797260        9.422832          20,943

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.422832        10.511129         188,072
 01/01/2013 to 12/31/2013........    10.511129        12.242973         187,028
 01/01/2014 to 12/31/2014........    12.242973        12.758332         182,196
 01/01/2015 to 12/31/2015........    12.758332        12.448539          91,469
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998082         6.344471           1,168
 01/01/2009 to 12/31/2009........     6.344471         8.356591           1,887
 01/01/2010 to 12/31/2010........     8.356591         9.318900           1,675
 01/01/2011 to 12/31/2011........     9.318900         8.724143           2,207
 01/01/2012 to 12/31/2012........     8.724143         9.957163           1,464
 01/01/2013 to 12/31/2013........     9.957163        12.241176           1,434
 01/01/2014 to 12/31/2014........    12.241176        12.797185           1,032
 01/01/2015 to 12/31/2015........    12.797185        12.480129           1,032
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018081         7.666872          49,546
 01/01/2009 to 12/31/2009........     7.666872         9.296538         174,070
 01/01/2010 to 12/31/2010........     9.296538        10.040347         171,039
 01/01/2011 to 12/31/2011........    10.040347         9.885409         173,554
 01/01/2012 to 12/31/2012........     9.885409        10.765856           7,429
 01/01/2013 to 12/31/2013........    10.765856        12.009466          22,768
 01/01/2014 to 12/31/2014........    12.009466        12.520354          26,952
 01/01/2015 to 12/31/2015........    12.520354        12.213823          11,561
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.113091        11.492134               0
 01/01/2013 to 12/31/2013........    11.492134        10.909788               0
 01/01/2014 to 12/31/2014........    10.909788        11.149090               0
 01/01/2015 to 12/31/2015........    11.149090         9.906825               0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.487269         1.698707          98,090
 01/01/2007 to 12/31/2007........     1.698707         1.837145          99,709
 01/01/2008 to 12/31/2008........     1.837145         1.006533         112,096
 01/01/2009 to 12/31/2009........     1.006533         1.205538         117,568
 01/01/2010 to 12/31/2010........     1.205538         1.265915         101,228
 01/01/2011 to 12/31/2011........     1.265915         0.993541         106,154
 01/01/2012 to 12/31/2012........     0.993541         1.165291         183,537
 01/01/2013 to 12/31/2013........     1.165291         1.318418          71,596
 01/01/2014 to 12/31/2014........     1.318418         1.252230          72,648
 01/01/2015 to 12/31/2015........     1.252230         1.203802          76,921
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.507957         1.722820         108,060
 01/01/2007 to 12/31/2007........     1.722820         1.865519          88,517
 01/01/2008 to 12/31/2008........     1.865519         1.022818         112,920
 01/01/2009 to 12/31/2009........     1.022818         1.225815          79,036
 01/01/2010 to 12/31/2010........     1.225815         1.289333          79,873
 01/01/2011 to 12/31/2011........     1.289333         1.013852          89,961
 01/01/2012 to 12/31/2012........     1.013852         1.189384          76,584
 01/01/2013 to 12/31/2013........     1.189384         1.347535          41,519
 01/01/2014 to 12/31/2014........     1.347535         1.281881          38,566
 01/01/2015 to 12/31/2015........     1.281881         1.232597          21,181
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.251344         1.276583         288,711
 01/01/2007 to 12/31/2007........     1.276583         1.337871         291,791
 01/01/2008 to 12/31/2008........     1.337871         1.388624         247,678

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.388624         1.432486         145,646
 01/01/2010 to 12/31/2010........     1.432486         1.487780         154,125
 01/01/2011 to 12/31/2011........     1.487780         1.568519         133,134
 01/01/2012 to 12/31/2012........     1.568519         1.597033         137,191
 01/01/2013 to 12/31/2013........     1.597033         1.529597         151,849
 01/01/2014 to 12/31/2014........     1.529597         1.585404         132,283
 01/01/2015 to 12/31/2015........     1.585404         1.559295         107,447
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.177970         4.275541         173,536
 01/01/2007 to 12/31/2007........     4.275541         4.453975         151,531
 01/01/2008 to 12/31/2008........     4.453975         4.216102         110,718
 01/01/2009 to 12/31/2009........     4.216102         4.523438          76,157
 01/01/2010 to 12/31/2010........     4.523438         4.803646          81,066
 01/01/2011 to 12/31/2011........     4.803646         5.018129          79,195
 01/01/2012 to 12/31/2012........     5.018129         5.289660          68,659
 01/01/2013 to 12/31/2013........     5.289660         5.145515          66,049
 01/01/2014 to 12/31/2014........     5.145515         5.400578          59,321
 01/01/2015 to 12/31/2015........     5.400578         5.324971          53,429
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.572942         2.626664          28,701
 01/01/2007 to 12/31/2007........     2.626664         3.056569          26,062
 01/01/2008 to 12/31/2008........     3.056569         1.901362          25,496
 01/01/2009 to 12/31/2009........     1.901362         2.550433          24,635
 01/01/2010 to 12/31/2010........     2.550433         2.994155          17,838
 01/01/2011 to 12/31/2011........     2.994155         2.672934          16,876
 01/01/2012 to 12/31/2012........     2.672934         2.995929          16,330
 01/01/2013 to 12/31/2013........     2.995929         3.942065          16,290
 01/01/2014 to 12/31/2014........     3.942065         4.208204          11,002
 01/01/2015 to 12/31/2015........     4.208204         4.383767          10,573
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.522192        16.675697               0
 01/01/2007 to 12/31/2007........    16.675697        16.994797               0
 01/01/2008 to 12/31/2008........    16.994797         9.192653               0
 01/01/2009 to 05/01/2009........     9.192653         9.582202               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.594700         2.651740          69,579
 01/01/2007 to 12/31/2007........     2.651740         3.088639          58,861
 01/01/2008 to 12/31/2008........     3.088639         1.923218          36,842
 01/01/2009 to 12/31/2009........     1.923218         2.581997          33,218
 01/01/2010 to 12/31/2010........     2.581997         3.035119          33,657
 01/01/2011 to 12/31/2011........     3.035119         2.712240          51,492
 01/01/2012 to 12/31/2012........     2.712240         3.042711          46,079
 01/01/2013 to 12/31/2013........     3.042711         4.007874          33,243
 01/01/2014 to 12/31/2014........     4.007874         4.282723          25,997
 01/01/2015 to 12/31/2015........     4.282723         4.465410          19,766
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.939093        10.236873               0
 01/01/2013 to 12/31/2013........    10.236873        11.096263           6,974
 01/01/2014 to 12/31/2014........    11.096263        11.548820           6,974
 01/01/2015 to 12/31/2015........    11.548820        11.336124               0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.212068         1.418943         106,128

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.418943         1.437822         144,649
 01/01/2008 to 12/31/2008........     1.437822         0.916770         244,421
 01/01/2009 to 12/31/2009........     0.916770         1.000448         243,372
 01/01/2010 to 12/31/2010........     1.000448         1.070847         231,459
 01/01/2011 to 12/31/2011........     1.070847         1.073878         249,277
 01/01/2012 to 12/31/2012........     1.073878         1.202555         232,365
 01/01/2013 to 12/31/2013........     1.202555         1.556836         232,061
 01/01/2014 to 12/31/2014........     1.556836         1.678248         177,951
 01/01/2015 to 12/31/2015........     1.678248         1.547243         171,396
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.216563         1.425104          64,195
 01/01/2007 to 12/31/2007........     1.425104         1.446064          63,383
 01/01/2008 to 12/31/2008........     1.446064         0.923030          66,482
 01/01/2009 to 12/31/2009........     0.923030         1.008391          63,434
 01/01/2010 to 12/31/2010........     1.008391         1.080115          28,929
 01/01/2011 to 12/31/2011........     1.080115         1.083996          29,221
 01/01/2012 to 12/31/2012........     1.083996         1.215680          24,879
 01/01/2013 to 12/31/2013........     1.215680         1.575506          20,069
 01/01/2014 to 12/31/2014........     1.575506         1.699740          16,608
 01/01/2015 to 12/31/2015........     1.699740         1.568917          16,637
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.048939         2.105127         172,528
 01/01/2007 to 12/31/2007........     2.105127         2.167996         387,558
 01/01/2008 to 12/31/2008........     2.167996         2.185655         654,686
 01/01/2009 to 12/31/2009........     2.185655         2.153176         559,974
 01/01/2010 to 12/31/2010........     2.153176         2.115822         277,698
 01/01/2011 to 12/31/2011........     2.115822         2.079215         208,125
 01/01/2012 to 12/31/2012........     2.079215         2.042948         325,539
 01/01/2013 to 12/31/2013........     2.042948         2.007506         100,213
 01/01/2014 to 12/31/2014........     2.007506         1.972679         350,806
 01/01/2015 to 12/31/2015........     1.972679         1.938455         227,305
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.253740        19.271313          29,817
 01/01/2007 to 12/31/2007........    19.271313        16.093623          28,382
 01/01/2008 to 12/31/2008........    16.093623         9.223364          30,168
 01/01/2009 to 12/31/2009........     9.223364        12.211480          28,152
 01/01/2010 to 12/31/2010........    12.211480        13.932543          24,707
 01/01/2011 to 12/31/2011........    13.932543        12.926451          29,910
 01/01/2012 to 12/31/2012........    12.926451        16.002101          23,546
 01/01/2013 to 12/31/2013........    16.002101        16.282017          17,110
 01/01/2014 to 12/31/2014........    16.282017        18.122311          14,196
 01/01/2015 to 12/31/2015........    18.122311        17.558323          14,611
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.797594         0.770168         230,361
 01/01/2007 to 12/31/2007........     0.770168         0.773889         159,337
 01/01/2008 to 12/31/2008........     0.773889         0.463458          83,431
 01/01/2009 to 12/31/2009........     0.463458         0.605531         121,197
 01/01/2010 to 12/31/2010........     0.605531         0.736572         156,729
 01/01/2011 to 12/31/2011........     0.736572         0.747326         146,515
 01/01/2012 to 12/31/2012........     0.747326         0.870198          39,903
 01/01/2013 to 12/31/2013........     0.870198         1.245052          82,180
 01/01/2014 to 12/31/2014........     1.245052         1.454601         165,678
 01/01/2015 to 12/31/2015........     1.454601         1.371668         152,557

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   135.246249       165.551600               0
 01/01/2008 to 12/31/2008........   165.551600        94.353216             976
 01/01/2009 to 12/31/2009........    94.353216       132.449866           1,067
 01/01/2010 to 12/31/2010........   132.449866       142.383984           1,133
 01/01/2011 to 12/31/2011........   142.383984       129.361723           1,082
 01/01/2012 to 12/31/2012........   129.361723       155.725385           1,078
 01/01/2013 to 12/31/2013........   155.725385       197.073756             998
 01/01/2014 to 04/25/2014........   197.073756       204.988158               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.127749         9.763018               0
 01/01/2007 to 12/31/2007........     9.763018         9.026099               0
 01/01/2008 to 12/31/2008........     9.026099         4.025029               0
 01/01/2009 to 12/31/2009........     4.025029         5.456988               0
 01/01/2010 to 12/31/2010........     5.456988         5.755687               0
 01/01/2011 to 04/29/2011........     5.755687         6.113100               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.617903         0.559201          68,762
 01/01/2012 to 12/31/2012........     0.559201         0.651466          62,454
 01/01/2013 to 12/31/2013........     0.651466         0.933684          51,801
 01/01/2014 to 12/31/2014........     0.933684         1.091305          69,790
 01/01/2015 to 12/31/2015........     1.091305         1.029620          65,616
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.920321         0.984748          20,198
 01/01/2007 to 12/31/2007........     0.984748         0.911338               0
 01/01/2008 to 12/31/2008........     0.911338         0.406743               0
 01/01/2009 to 12/31/2009........     0.406743         0.551415               0
 01/01/2010 to 12/31/2010........     0.551415         0.581813               0
 01/01/2011 to 04/29/2011........     0.581813         0.617992               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    38.096005        39.858105           1,947
 01/01/2007 to 12/31/2007........    39.858105        47.088223             997
 01/01/2008 to 12/31/2008........    47.088223        25.058834           1,092
 01/01/2009 to 12/31/2009........    25.058834        36.705054           1,660
 01/01/2010 to 12/31/2010........    36.705054        41.476854           2,438
 01/01/2011 to 12/31/2011........    41.476854        39.436257           2,625
 01/01/2012 to 12/31/2012........    39.436257        42.891804           1,987
 01/01/2013 to 12/31/2013........    42.891804        55.818316           1,955
 01/01/2014 to 12/31/2014........    55.818316        60.815426           1,751
 01/01/2015 to 12/31/2015........    60.815426        61.316662           1,637
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.550602         1.963370         277,125
 01/01/2007 to 12/31/2007........     1.963370         1.907544         240,339
 01/01/2008 to 12/31/2008........     1.907544         1.108020         268,163
 01/01/2009 to 12/31/2009........     1.108020         1.688315         277,020
 01/01/2010 to 12/31/2010........     1.688315         1.931459         250,682
 01/01/2011 to 12/31/2011........     1.931459         1.627432         253,749
 01/01/2012 to 12/31/2012........     1.627432         2.066832         228,474
 01/01/2013 to 12/31/2013........     2.066832         2.650232         229,912
 01/01/2014 to 12/31/2014........     2.650232         2.453466         190,887
 01/01/2015 to 12/31/2015........     2.453466         2.301877         199,057

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.556376         1.972768            34,363
 01/01/2007 to 12/31/2007........   1.972768         1.918976            45,500
 01/01/2008 to 12/31/2008........   1.918976         1.115758            38,832
 01/01/2009 to 12/31/2009........   1.115758         1.702348            14,714
 01/01/2010 to 12/31/2010........   1.702348         1.948950            13,518
 01/01/2011 to 12/31/2011........   1.948950         1.644769            22,255
 01/01/2012 to 12/31/2012........   1.644769         2.089161            24,258
 01/01/2013 to 12/31/2013........   2.089161         2.682111            15,559
 01/01/2014 to 12/31/2014........   2.682111         2.486256             6,406
 01/01/2015 to 12/31/2015........   2.486256         2.334302             6,181
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010655         1.045471                 0
 01/01/2013 to 12/31/2013........   1.045471         1.046454                 0
 01/01/2014 to 12/31/2014........   1.046454         1.085687                 0
 01/01/2015 to 12/31/2015........   1.085687         1.021990                 0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.415841         2.477652           143,253
 01/01/2013 to 12/31/2013........   2.477652         3.172517           128,003
 01/01/2014 to 12/31/2014........   3.172517         3.418108           114,532
 01/01/2015 to 12/31/2015........   3.418108         3.057137           114,760
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........   2.330802         2.546952           163,271
 01/01/2007 to 12/31/2007........   2.546952         2.582378           145,254
 01/01/2008 to 12/31/2008........   2.582378         1.332715           164,885
 01/01/2009 to 12/31/2009........   1.332715         1.934818           154,822
 01/01/2010 to 12/31/2010........   1.934818         2.396552           153,177
 01/01/2011 to 12/31/2011........   2.396552         2.197877           156,531
 01/01/2012 to 04/27/2012........   2.197877         2.427757                 0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........   1.280953         1.437318            87,745
 01/01/2007 to 12/31/2007........   1.437318         1.568605            82,636
 01/01/2008 to 12/31/2008........   1.568605         0.944369            79,538
 01/01/2009 to 12/31/2009........   0.944369         1.241830            78,456
 01/01/2010 to 12/31/2010........   1.241830         1.539813            65,059
 01/01/2011 to 12/31/2011........   1.539813         1.496795           141,184
 01/01/2012 to 12/31/2012........   1.496795         1.738820           130,095
 01/01/2013 to 12/31/2013........   1.738820         2.395143           130,130
 01/01/2014 to 12/31/2014........   2.395143         2.539781            97,265
 01/01/2015 to 12/31/2015........   2.539781         2.453048            96,836
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   0.479176         0.482769             5,186
 01/01/2007 to 12/31/2007........   0.482769         0.528373             5,827
 01/01/2008 to 12/31/2008........   0.528373         0.329433             6,547
 01/01/2009 to 12/31/2009........   0.329433         0.451792             7,442
 01/01/2010 to 12/31/2010........   0.451792         0.494187             4,583
 01/01/2011 to 12/31/2011........   0.494187         0.486708           148,318
 01/01/2012 to 12/31/2012........   0.486708         0.552620             4,483
 01/01/2013 to 12/31/2013........   0.552620         0.742504             4,204
 01/01/2014 to 12/31/2014........   0.742504         0.793417                 0
 01/01/2015 to 12/31/2015........   0.793417         0.861825                 0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     8.483521         8.971660              0
 01/01/2007 to 12/31/2007........     8.971660        10.074807              0
 01/01/2008 to 12/31/2008........    10.074807         5.351588          1,271
 01/01/2009 to 12/31/2009........     5.351588         7.556970          1,260
 01/01/2010 to 12/31/2010........     7.556970         8.123726          1,252
 01/01/2011 to 12/31/2011........     8.123726         7.872869          1,244
 01/01/2012 to 04/27/2012........     7.872869         8.846864              0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.480206         0.484161         65,534
 01/01/2007 to 12/31/2007........     0.484161         0.530634         37,428
 01/01/2008 to 12/31/2008........     0.530634         0.330701         48,966
 01/01/2009 to 12/31/2009........     0.330701         0.454567         31,712
 01/01/2010 to 12/31/2010........     0.454567         0.497793         30,477
 01/01/2011 to 12/31/2011........     0.497793         0.490677         29,559
 01/01/2012 to 12/31/2012........     0.490677         0.557233         45,607
 01/01/2013 to 12/31/2013........     0.557233         0.749639         23,262
 01/01/2014 to 12/31/2014........     0.749639         0.801880         21,418
 01/01/2015 to 12/31/2015........     0.801880         0.872004         18,468
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012709         1.047513              0
 01/01/2013 to 12/31/2013........     1.047513         1.142433              0
 01/01/2014 to 12/31/2014........     1.142433         1.200926              0
 01/01/2015 to 12/31/2015........     1.200926         1.190645              0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.794659        14.028656              0
 01/01/2014 to 12/31/2014........    14.028656        14.263245              0
 01/01/2015 to 12/31/2015........    14.263245        14.187873              0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         7.967157              0
 01/01/2009 to 12/31/2009........     7.967157        10.007640              0
 01/01/2010 to 12/31/2010........    10.007640        10.996526              0
 01/01/2011 to 12/31/2011........    10.996526        11.036788              0
 01/01/2012 to 12/31/2012........    11.036788        12.199140              0
 01/01/2013 to 04/26/2013........    12.199140        12.719748              0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.679782         3.065157         27,179
 01/01/2007 to 12/31/2007........     3.065157         3.361812         22,685
 01/01/2008 to 12/31/2008........     3.361812         2.112218         23,428
 01/01/2009 to 12/31/2009........     2.112218         2.696738         23,462
 01/01/2010 to 12/31/2010........     2.696738         3.371036         20,340
 01/01/2011 to 12/31/2011........     3.371036         3.323892         19,938
 01/01/2012 to 12/31/2012........     3.323892         3.731937         19,754
 01/01/2013 to 12/31/2013........     3.731937         5.159248         56,837
 01/01/2014 to 12/31/2014........     5.159248         5.247276         57,358
 01/01/2015 to 12/31/2015........     5.247276         5.066410         57,305
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.702260         3.093834         75,733
 01/01/2007 to 12/31/2007........     3.093834         3.396484         56,077
 01/01/2008 to 12/31/2008........     3.396484         2.136150         30,933
 01/01/2009 to 12/31/2009........     2.136150         2.729892         23,261
 01/01/2010 to 12/31/2010........     2.729892         3.415979         18,937
 01/01/2011 to 12/31/2011........     3.415979         3.371624         20,498
 01/01/2012 to 12/31/2012........     3.371624         3.789223         16,447

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   3.789223         5.243724            15,956
 01/01/2014 to 12/31/2014........   5.243724         5.338298            14,877
 01/01/2015 to 12/31/2015........   5.338298         5.159623            14,329
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.988003         1.065279           151,858
 01/01/2007 to 12/31/2007........   1.065279         1.091862           136,058
 01/01/2008 to 12/31/2008........   1.091862         0.629661           131,626
 01/01/2009 to 12/31/2009........   0.629661         0.802353           123,004
 01/01/2010 to 12/31/2010........   0.802353         1.035601            90,867
 01/01/2011 to 12/31/2011........   1.035601         1.045609           160,045
 01/01/2012 to 12/31/2012........   1.045609         1.139301           144,643
 01/01/2013 to 12/31/2013........   1.139301         1.661181            99,834
 01/01/2014 to 12/31/2014........   1.661181         1.647617            77,231
 01/01/2015 to 12/31/2015........   1.647617         1.642139            73,162
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........   1.629774         1.748086           607,140
 01/01/2007 to 12/31/2007........   1.748086         1.830104           334,563
 01/01/2008 to 12/31/2008........   1.830104         1.463727           258,663
 01/01/2009 to 12/31/2009........   1.463727         1.967264           215,488
 01/01/2010 to 12/31/2010........   1.967264         2.183795           177,262
 01/01/2011 to 12/31/2011........   2.183795         2.241688           183,402
 01/01/2012 to 12/31/2012........   2.241688         2.487778           155,595
 01/01/2013 to 12/31/2013........   2.487778         2.639680           162,309
 01/01/2014 to 12/31/2014........   2.639680         2.719147           130,855
 01/01/2015 to 12/31/2015........   2.719147         2.613873           111,543
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   3.382855         3.729010            79,792
 01/01/2007 to 12/31/2007........   3.729010         3.404734            76,457
 01/01/2008 to 12/31/2008........   3.404734         1.802078            54,773
 01/01/2009 to 12/31/2009........   1.802078         2.500356            60,601
 01/01/2010 to 12/31/2010........   2.500356         2.819659            55,473
 01/01/2011 to 12/31/2011........   2.819659         2.950684            54,552
 01/01/2012 to 12/31/2012........   2.950684         3.235009            52,720
 01/01/2013 to 12/31/2013........   3.235009         4.339501            61,085
 01/01/2014 to 12/31/2014........   4.339501         4.335595            49,339
 01/01/2015 to 12/31/2015........   4.335595         3.848609            47,327
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.454213         3.811492           198,711
 01/01/2007 to 12/31/2007........   3.811492         3.483518           155,645
 01/01/2008 to 12/31/2008........   3.483518         1.845607           133,661
 01/01/2009 to 12/31/2009........   1.845607         2.563252            98,448
 01/01/2010 to 12/31/2010........   2.563252         2.893422            90,068
 01/01/2011 to 12/31/2011........   2.893422         3.030932            88,581
 01/01/2012 to 12/31/2012........   3.030932         3.326340            85,853
 01/01/2013 to 12/31/2013........   3.326340         4.466606            73,114
 01/01/2014 to 12/31/2014........   4.466606         4.467009            66,944
 01/01/2015 to 12/31/2015........   4.467009         3.969149            50,440
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........   9.987604         9.743895                 0
 01/01/2012 to 12/31/2012........   9.743895         9.995045                 0
 01/01/2013 to 12/31/2013........   9.995045         9.935655             2,126
 01/01/2014 to 12/31/2014........   9.935655         9.866566             2,115
 01/01/2015 to 12/31/2015........   9.866566         9.635047             2,103

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.124432        12.643798             360
 01/01/2007 to 12/31/2007........    12.643798        12.829381           2,017
 01/01/2008 to 12/31/2008........    12.829381         7.506994               0
 01/01/2009 to 12/31/2009........     7.506994         9.699667               0
 01/01/2010 to 12/31/2010........     9.699667        11.027054               0
 01/01/2011 to 04/29/2011........    11.027054        11.943594               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.907523        10.174174           7,794
 01/01/2012 to 12/31/2012........    10.174174        11.670463           1,388
 01/01/2013 to 12/31/2013........    11.670463        14.851958               0
 01/01/2014 to 12/31/2014........    14.851958        15.336947               0
 01/01/2015 to 12/31/2015........    15.336947        14.768208               0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.275574        10.793634               0
 01/01/2007 to 12/31/2007........    10.793634        11.196241           4,335
 01/01/2008 to 12/31/2008........    11.196241         9.418609           6,179
 01/01/2009 to 12/31/2009........     9.418609        11.154918          45,592
 01/01/2010 to 12/31/2010........    11.154918        12.063294          25,645
 01/01/2011 to 12/31/2011........    12.063294        12.240045           5,876
 01/01/2012 to 12/31/2012........    12.240045        13.130607           6,005
 01/01/2013 to 12/31/2013........    13.130607        13.455850           5,545
 01/01/2014 to 12/31/2014........    13.455850        13.813712           5,636
 01/01/2015 to 12/31/2015........    13.813712        13.494583           1,947
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.492993        11.283030          14,757
 01/01/2007 to 12/31/2007........    11.283030        11.619636          15,454
 01/01/2008 to 12/31/2008........    11.619636         8.951737         104,152
 01/01/2009 to 12/31/2009........     8.951737        10.879203         103,869
 01/01/2010 to 12/31/2010........    10.879203        11.922783         149,688
 01/01/2011 to 12/31/2011........    11.922783        11.839290         149,561
 01/01/2012 to 12/31/2012........    11.839290        12.966189         149,432
 01/01/2013 to 12/31/2013........    12.966189        14.133248         149,305
 01/01/2014 to 12/31/2014........    14.133248        14.572251          14,700
 01/01/2015 to 12/31/2015........    14.572251        14.165745             957
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.723254        11.785315         131,284
 01/01/2007 to 12/31/2007........    11.785315        12.083058         205,087
 01/01/2008 to 12/31/2008........    12.083058         8.473208         247,919
 01/01/2009 to 12/31/2009........     8.473208        10.535209         148,743
 01/01/2010 to 12/31/2010........    10.535209        11.716081         145,272
 01/01/2011 to 12/31/2011........    11.716081        11.355654         176,727
 01/01/2012 to 12/31/2012........    11.355654        12.635079         168,884
 01/01/2013 to 12/31/2013........    12.635079        14.648845         156,685
 01/01/2014 to 12/31/2014........    14.648845        15.121717         147,446
 01/01/2015 to 12/31/2015........    15.121717        14.670981         100,162
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.948585        12.288704          42,082
 01/01/2007 to 12/31/2007........    12.288704        12.539237          57,458
 01/01/2008 to 12/31/2008........    12.539237         7.994300         202,218
 01/01/2009 to 12/31/2009........     7.994300        10.141127         184,151
 01/01/2010 to 12/31/2010........    10.141127        11.430115         216,267
 01/01/2011 to 12/31/2011........    11.430115        10.808540         148,068

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    10.808540        12.254168         128,288
 01/01/2013 to 12/31/2013........    12.254168        14.969130         123,818
 01/01/2014 to 12/31/2014........    14.969130        15.478353         118,810
 01/01/2015 to 12/31/2015........    15.478353        14.951832         113,750
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         7.016687               0
 01/01/2009 to 12/31/2009........     7.016687         8.863588               0
 01/01/2010 to 12/31/2010........     8.863588         9.584867               0
 01/01/2011 to 12/31/2011........     9.584867         9.253106               0
 01/01/2012 to 12/31/2012........     9.253106        10.557734               0
 01/01/2013 to 04/26/2013........    10.557734        11.353330               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.426575        12.994473               0
 01/01/2014 to 04/25/2014........    12.994473        12.927697               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.965951        10.403852               0
 01/01/2013 to 12/31/2013........    10.403852        11.691635               0
 01/01/2014 to 12/31/2014........    11.691635        12.597290               0
 01/01/2015 to 12/31/2015........    12.597290        11.872752               0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.414342         1.526437         287,990
 01/01/2007 to 12/31/2007........     1.526437         1.612552         266,076
 01/01/2008 to 12/31/2008........     1.612552         1.008066         182,281
 01/01/2009 to 12/31/2009........     1.008066         1.354871         166,571
 01/01/2010 to 12/31/2010........     1.354871         1.677478         169,319
 01/01/2011 to 12/31/2011........     1.677478         1.612377         151,629
 01/01/2012 to 12/31/2012........     1.612377         1.858809          94,796
 01/01/2013 to 12/31/2013........     1.858809         2.426240         103,728
 01/01/2014 to 12/31/2014........     2.426240         2.604096         106,322
 01/01/2015 to 12/31/2015........     2.604096         2.491838          92,581
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.778935        11.244264               0
 01/01/2014 to 12/31/2014........    11.244264        12.072466               0
 01/01/2015 to 12/31/2015........    12.072466        11.719268               0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.580420         4.052796         100,301
 01/01/2007 to 12/31/2007........     4.052796         4.180212         101,371
 01/01/2008 to 12/31/2008........     4.180212         2.577011          61,718
 01/01/2009 to 12/31/2009........     2.577011         3.188693          58,321
 01/01/2010 to 12/31/2010........     3.188693         3.587451          70,983
 01/01/2011 to 12/31/2011........     3.587451         3.582993          92,438
 01/01/2012 to 12/31/2012........     3.582993         4.063695          59,113
 01/01/2013 to 12/31/2013........     4.063695         5.259019          46,548
 01/01/2014 to 12/31/2014........     5.259019         5.844707          54,250
 01/01/2015 to 12/31/2015........     5.844707         5.795767          46,654
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.779589         9.165521               0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.885065         0.924271               0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.277525         1.588911         141,246
 01/01/2007 to 12/31/2007........     1.588911         1.768702         113,491
 01/01/2008 to 12/31/2008........     1.768702         1.001639         242,984

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   1.001639           1.294955         219,009
 01/01/2010 to 12/31/2010........   1.294955           1.417630         207,493
 01/01/2011 to 12/31/2011........   1.417630           1.243822         256,759
 01/01/2012 to 12/31/2012........   1.243822           1.426330         242,365
 01/01/2013 to 12/31/2013........   1.426330           1.671500         238,110
 01/01/2014 to 12/31/2014........   1.671500           1.528353         245,884
 01/01/2015 to 12/31/2015........   1.528353           1.475197         236,627
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.798047           4.177733          64,920
 01/01/2007 to 12/31/2007........   4.177733           4.273893          26,627
 01/01/2008 to 12/31/2008........   4.273893           3.261008           9,893
 01/01/2009 to 12/31/2009........   3.261008           3.790971           8,216
 01/01/2010 to 12/31/2010........   3.790971           4.090229           5,131
 01/01/2011 to 12/31/2011........   4.090229           4.106201           6,594
 01/01/2012 to 12/31/2012........   4.106201           4.490859           3,793
 01/01/2013 to 12/31/2013........   4.490859           5.238166           2,701
 01/01/2014 to 12/31/2014........   5.238166           5.577802           1,405
 01/01/2015 to 12/31/2015........   5.577802           5.459136           1,394
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.238642           1.434340         176,329
 01/01/2007 to 12/31/2007........   1.434340           1.352580         174,040
 01/01/2008 to 12/31/2008........   1.352580           0.881108          89,792
 01/01/2009 to 12/31/2009........   0.881108           1.044050          43,430
 01/01/2010 to 12/31/2010........   1.044050           1.140640          29,607
 01/01/2011 to 12/31/2011........   1.140640           1.128055          41,488
 01/01/2012 to 12/31/2012........   1.128055           1.289262          41,356
 01/01/2013 to 12/31/2013........   1.289262           1.715214          86,890
 01/01/2014 to 12/31/2014........   1.715214           1.863477          51,928
 01/01/2015 to 12/31/2015........   1.863477           1.824475          51,744
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.704105           2.967172          19,938
 01/01/2007 to 12/31/2007........   2.967172           3.030278          22,097
 01/01/2008 to 12/31/2008........   3.030278           1.813265          22,046
 01/01/2009 to 12/31/2009........   1.813265           2.164652          21,653
 01/01/2010 to 12/31/2010........   2.164652           2.430825          22,149
 01/01/2011 to 12/31/2011........   2.430825           2.236229          22,575
 01/01/2012 to 12/31/2012........   2.236229           2.537173          22,202
 01/01/2013 to 04/26/2013........   2.537173           2.790209               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998082           6.584222               0
 01/01/2009 to 12/31/2009........   6.584222           8.080016               0
 01/01/2010 to 12/31/2010........   8.080016           8.815149               0
 01/01/2011 to 12/31/2011........   8.815149           8.615160               0
 01/01/2012 to 12/31/2012........   8.615160           9.642956               0
 01/01/2013 to 04/26/2013........   9.642956          10.551252               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.247353           1.445591         171,979
 01/01/2007 to 12/31/2007........   1.445591           1.364574         165,072
 01/01/2008 to 12/31/2008........   1.364574           0.890156         146,342
 01/01/2009 to 12/31/2009........   0.890156           1.055523         150,524
 01/01/2010 to 12/31/2010........   1.055523           1.153944         150,826
 01/01/2011 to 12/31/2011........   1.153944           1.143104         150,819
 01/01/2012 to 12/31/2012........   1.143104           1.307305         121,609

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.307305         1.742404           106,630
 01/01/2014 to 12/31/2014........   1.742404         1.894148            97,276
 01/01/2015 to 12/31/2015........   1.894148         1.856254            38,099
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.731219         2.999822             9,416
 01/01/2007 to 12/31/2007........   2.999822         3.066631             9,631
 01/01/2008 to 12/31/2008........   3.066631         1.837094             9,437
 01/01/2009 to 12/31/2009........   1.837094         2.196210             9,880
 01/01/2010 to 12/31/2010........   2.196210         2.468833             9,589
 01/01/2011 to 12/31/2011........   2.468833         2.273303            24,357
 01/01/2012 to 12/31/2012........   2.273303         2.581874            23,935
 01/01/2013 to 04/26/2013........   2.581874         2.840376                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.229382         1.424514            75,641
 01/01/2011 to 12/31/2011........   1.424514         1.302952            95,757
 01/01/2012 to 12/31/2012........   1.302952         1.399061            98,084
 01/01/2013 to 12/31/2013........   1.399061         1.911300            53,571
 01/01/2014 to 12/31/2014........   1.911300         1.897188            53,555
 01/01/2015 to 12/31/2015........   1.897188         1.770633            31,742
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.682482         1.844474            77,933
 01/01/2007 to 12/31/2007........   1.844474         1.959295            74,024
 01/01/2008 to 12/31/2008........   1.959295         0.858003            83,938
 01/01/2009 to 12/31/2009........   0.858003         1.125836            82,106
 01/01/2010 to 04/30/2010........   1.125836         1.217099                 0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.207937         1.489098           146,976
 01/01/2007 to 12/31/2007........   1.489098         1.617054           100,201
 01/01/2008 to 12/31/2008........   1.617054         0.918390           101,183
 01/01/2009 to 12/31/2009........   0.918390         1.157745           235,547
 01/01/2010 to 12/31/2010........   1.157745         1.227698           234,249
 01/01/2011 to 12/31/2011........   1.227698         1.053830           109,390
 01/01/2012 to 12/31/2012........   1.053830         1.222093           221,547
 01/01/2013 to 12/31/2013........   1.222093         1.459339            86,040
 01/01/2014 to 12/31/2014........   1.459339         1.344139            80,248
 01/01/2015 to 12/31/2015........   1.344139         1.303914            78,964
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.821985         2.084860           205,388
 01/01/2007 to 12/31/2007........   2.084860         1.972871           177,221
 01/01/2008 to 12/31/2008........   1.972871         1.191117           151,263
 01/01/2009 to 12/31/2009........   1.191117         1.320669           143,697
 01/01/2010 to 12/31/2010........   1.320669         1.574738           138,404
 01/01/2011 to 12/31/2011........   1.574738         1.632690           124,034
 01/01/2012 to 12/31/2012........   1.632690         1.760686            98,841
 01/01/2013 to 12/31/2013........   1.760686         2.390879           166,794
 01/01/2014 to 12/31/2014........   2.390879         2.342340           156,934
 01/01/2015 to 12/31/2015........   2.342340         2.310451           155,128
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   1.424464         1.605244            99,789
 01/01/2007 to 12/31/2007........   1.605244         1.534496            84,250
 01/01/2008 to 12/31/2008........   1.534496         0.930289           152,065
 01/01/2009 to 12/31/2009........   0.930289         1.250208           113,247
 01/01/2010 to 12/31/2010........   1.250208         1.509365           108,898

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.509365         1.404975          121,282
 01/01/2012 to 12/31/2012........     1.404975         1.453443           94,165
 01/01/2013 to 04/26/2013........     1.453443         1.574180                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.827306         2.094525          284,755
 01/01/2007 to 12/31/2007........     2.094525         1.984371          228,249
 01/01/2008 to 12/31/2008........     1.984371         1.199122          194,841
 01/01/2009 to 12/31/2009........     1.199122         1.330568          184,309
 01/01/2010 to 12/31/2010........     1.330568         1.587988          148,580
 01/01/2011 to 12/31/2011........     1.587988         1.647236          192,539
 01/01/2012 to 12/31/2012........     1.647236         1.778774          171,259
 01/01/2013 to 12/31/2013........     1.778774         2.418661          139,345
 01/01/2014 to 12/31/2014........     2.418661         2.372165          111,031
 01/01/2015 to 12/31/2015........     2.372165         2.340991           72,805
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.312769        18.651755            5,079
 01/01/2007 to 12/31/2007........    18.651755        19.474022            3,827
 01/01/2008 to 12/31/2008........    19.474022        11.374184            3,856
 01/01/2009 to 12/31/2009........    11.374184        15.625418            3,077
 01/01/2010 to 12/31/2010........    15.625418        17.800035            4,388
 01/01/2011 to 12/31/2011........    17.800035        16.021549            4,749
 01/01/2012 to 12/31/2012........    16.021549        19.075725            3,373
 01/01/2013 to 12/31/2013........    19.075725        23.827264            3,334
 01/01/2014 to 12/31/2014........    23.827264        23.915490            3,388
 01/01/2015 to 12/31/2015........    23.915490        24.425474            3,263
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998082         6.553441                0
 01/01/2009 to 12/31/2009........     6.553441         8.540458                0
 01/01/2010 to 12/31/2010........     8.540458         9.035119                0
 01/01/2011 to 12/31/2011........     9.035119         8.266309              253
 01/01/2012 to 12/31/2012........     8.266309         9.926517              308
 01/01/2013 to 04/26/2013........     9.926517        10.541188                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999760         1.033089                0
 01/01/2015 to 12/31/2015........     1.033089         0.959564                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.880512        10.961390                0
 01/01/2007 to 12/31/2007........    10.961390        11.933207                0
 01/01/2008 to 12/31/2008........    11.933207        10.917812            7,652
 01/01/2009 to 12/31/2009........    10.917812        12.664809            9,225
 01/01/2010 to 12/31/2010........    12.664809        13.411021            4,958
 01/01/2011 to 12/31/2011........    13.411021        14.647269            4,275
 01/01/2012 to 12/31/2012........    14.647269        15.706098            4,269
 01/01/2013 to 12/31/2013........    15.706098        14.002109            4,208
 01/01/2014 to 12/31/2014........    14.002109        14.157274            4,259
 01/01/2015 to 12/31/2015........    14.157274        13.479000            4,267
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.198549         1.231023        1,062,443
 01/01/2007 to 12/31/2007........     1.231023         1.301053        1,040,407
 01/01/2008 to 12/31/2008........     1.301053         1.283663          850,289
 01/01/2009 to 12/31/2009........     1.283663         1.488814          582,147
 01/01/2010 to 12/31/2010........     1.488814         1.582526          589,232
 01/01/2011 to 12/31/2011........     1.582526         1.604437          585,885

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.604437         1.722616         558,493
 01/01/2013 to 12/31/2013........     1.722616         1.660309         562,844
 01/01/2014 to 12/31/2014........     1.660309         1.699897         464,338
 01/01/2015 to 12/31/2015........     1.699897         1.670491         419,610
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.734635        10.875038               0
 01/01/2013 to 12/31/2013........    10.875038        10.203401               0
 01/01/2014 to 12/31/2014........    10.203401        10.784057               0
 01/01/2015 to 12/31/2015........    10.784057        10.642551               0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215119        10.726847               0
 01/01/2014 to 12/31/2014........    10.726847        11.451591               0
 01/01/2015 to 12/31/2015........    11.451591        11.112109               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.547185         1.787713         204,188
 01/01/2007 to 12/31/2007........     1.787713         1.726587         175,221
 01/01/2008 to 12/31/2008........     1.726587         1.125282         642,666
 01/01/2009 to 12/31/2009........     1.125282         1.389505         411,182
 01/01/2010 to 12/31/2010........     1.389505         1.728323         304,838
 01/01/2011 to 12/31/2011........     1.728323         1.625586         210,166
 01/01/2012 to 12/31/2012........     1.625586         1.853632         101,207
 01/01/2013 to 12/31/2013........     1.853632         2.516974         231,522
 01/01/2014 to 12/31/2014........     2.516974         2.591569         264,943
 01/01/2015 to 12/31/2015........     2.591569         2.432220         182,991
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010688         1.065582               0
 01/01/2013 to 12/31/2013........     1.065582         1.152969               0
 01/01/2014 to 12/31/2014........     1.152969         1.220650               0
 01/01/2015 to 12/31/2015........     1.220650         1.188929               0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.492026        11.112386               0
 01/01/2007 to 12/31/2007........    11.112386        11.508070               0
 01/01/2008 to 12/31/2008........    11.508070         8.474073               0
 01/01/2009 to 12/31/2009........     8.474073        10.399444               0
 01/01/2010 to 12/31/2010........    10.399444        11.469830               0
 01/01/2011 to 12/31/2011........    11.469830        11.390862               0
 01/01/2012 to 12/31/2012........    11.390862        12.629955               0
 01/01/2013 to 12/31/2013........    12.629955        14.015779               0
 01/01/2014 to 12/31/2014........    14.015779        14.573082               0
 01/01/2015 to 12/31/2015........    14.573082        14.039123               0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.682513        11.366084               0
 01/01/2007 to 12/31/2007........    11.366084        11.795362               0
 01/01/2008 to 12/31/2008........    11.795362         7.769023               0
 01/01/2009 to 12/31/2009........     7.769023         9.855748               0
 01/01/2010 to 12/31/2010........     9.855748        11.055654               0
 01/01/2011 to 12/31/2011........    11.055654        10.632939           9,937
 01/01/2012 to 12/31/2012........    10.632939        12.018082           9,937
 01/01/2013 to 12/31/2013........    12.018082        13.943906               0
 01/01/2014 to 12/31/2014........    13.943906        14.439035               0
 01/01/2015 to 12/31/2015........    14.439035        13.860629               0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.237459         1.372704         171,064

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.372704         1.472196            170,721
 01/01/2008 to 12/31/2008........   1.472196         0.838973            207,463
 01/01/2009 to 12/31/2009........   0.838973         1.179225            204,402
 01/01/2010 to 12/31/2010........   1.179225         1.352802            176,301
 01/01/2011 to 12/31/2011........   1.352802         1.311632            186,274
 01/01/2012 to 12/31/2012........   1.311632         1.529437            123,425
 01/01/2013 to 12/31/2013........   1.529437         2.085570            189,378
 01/01/2014 to 12/31/2014........   2.085570         2.230268            156,514
 01/01/2015 to 12/31/2015........   2.230268         2.421971            146,115
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........   0.467133         0.483593            239,089
 01/01/2007 to 12/31/2007........   0.483593         0.624953          1,033,649
 01/01/2008 to 12/31/2008........   0.624953         0.341104            149,173
 01/01/2009 to 12/31/2009........   0.341104         0.532865            158,165
 01/01/2010 to 12/31/2010........   0.532865         0.668622            195,848
 01/01/2011 to 12/31/2011........   0.668622         0.592029            242,447
 01/01/2012 to 12/31/2012........   0.592029         0.652199            218,343
 01/01/2013 to 04/26/2013........   0.652199         0.681260                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.790727         0.824943            364,831
 01/01/2007 to 12/31/2007........   0.824943         0.953522            300,706
 01/01/2008 to 12/31/2008........   0.953522         0.564501            258,258
 01/01/2009 to 12/31/2009........   0.564501         0.806947            207,638
 01/01/2010 to 12/31/2010........   0.806947         1.012476            165,800
 01/01/2011 to 12/31/2011........   1.012476         0.978553            230,331
 01/01/2012 to 12/31/2012........   0.978553         1.093051            224,337
 01/01/2013 to 12/31/2013........   1.093051         1.466988            168,571
 01/01/2014 to 12/31/2014........   1.466988         1.625691            151,943
 01/01/2015 to 12/31/2015........   1.625691         1.704098            135,557
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.397307         1.422950             23,804
 01/01/2007 to 12/31/2007........   1.422950         1.531415             32,881
 01/01/2008 to 12/31/2008........   1.531415         0.958258             17,399
 01/01/2009 to 12/31/2009........   0.958258         1.305435             17,289
 01/01/2010 to 12/31/2010........   1.305435         1.727462             38,143
 01/01/2011 to 12/31/2011........   1.727462         1.722120             35,369
 01/01/2012 to 12/31/2012........   1.722120         1.961289             17,473
 01/01/2013 to 12/31/2013........   1.961289         2.778589             16,906
 01/01/2014 to 12/31/2014........   2.778589         2.911860             17,088
 01/01/2015 to 12/31/2015........   2.911860         2.931840             25,241
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.923788         1.981726            351,332
 01/01/2007 to 12/31/2007........   1.981726         2.019285            154,535
 01/01/2008 to 12/31/2008........   2.019285         1.682107            133,117
 01/01/2009 to 12/31/2009........   1.682107         2.180109             97,181
 01/01/2010 to 12/31/2010........   2.180109         2.409130             92,787
 01/01/2011 to 12/31/2011........   2.409130         2.505589             90,515
 01/01/2012 to 12/31/2012........   2.505589         2.739935             90,900
 01/01/2013 to 12/31/2013........   2.739935         2.714666             90,378
 01/01/2014 to 12/31/2014........   2.714666         2.808664             91,632
 01/01/2015 to 12/31/2015........   2.808664         2.704721             93,603
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.943023         2.002106             89,916

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.002106         2.043684          59,980
 01/01/2008 to 12/31/2008........     2.043684         1.704622          53,629
 01/01/2009 to 12/31/2009........     1.704622         2.210686          42,794
 01/01/2010 to 12/31/2010........     2.210686         2.446572          40,203
 01/01/2011 to 12/31/2011........     2.446572         2.546702          48,985
 01/01/2012 to 12/31/2012........     2.546702         2.784995          46,265
 01/01/2013 to 12/31/2013........     2.784995         2.762271          33,358
 01/01/2014 to 12/31/2014........     2.762271         2.860893          27,667
 01/01/2015 to 12/31/2015........     2.860893         2.757975          24,777
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.518134         1.550272         251,225
 01/01/2007 to 12/31/2007........     1.550272         1.584674         284,515
 01/01/2008 to 12/31/2008........     1.584674         1.548824         217,462
 01/01/2009 to 12/31/2009........     1.548824         1.584056         146,016
 01/01/2010 to 12/31/2010........     1.584056         1.642074         142,699
 01/01/2011 to 12/31/2011........     1.642074         1.698634         127,794
 01/01/2012 to 12/31/2012........     1.698634         1.719879         126,539
 01/01/2013 to 12/31/2013........     1.719879         1.674742         127,663
 01/01/2014 to 12/31/2014........     1.674742         1.687656         133,820
 01/01/2015 to 12/31/2015........     1.687656         1.663470         136,495
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.533371         1.566739         216,650
 01/01/2007 to 12/31/2007........     1.566739         1.603031         210,026
 01/01/2008 to 12/31/2008........     1.603031         1.568405         161,768
 01/01/2009 to 12/31/2009........     1.568405         1.605708          77,316
 01/01/2010 to 12/31/2010........     1.605708         1.667335          85,179
 01/01/2011 to 12/31/2011........     1.667335         1.725030          51,684
 01/01/2012 to 12/31/2012........     1.725030         1.748295          50,200
 01/01/2013 to 12/31/2013........     1.748295         1.705090          49,397
 01/01/2014 to 12/31/2014........     1.705090         1.718467          43,544
 01/01/2015 to 12/31/2015........     1.718467         1.695375          25,448
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    36.103287        39.113745           3,580
 01/01/2007 to 12/31/2007........    39.113745        40.590210           3,430
 01/01/2008 to 12/31/2008........    40.590210        29.926829           3,335
 01/01/2009 to 12/31/2009........    29.926829        34.407302           3,483
 01/01/2010 to 12/31/2010........    34.407302        36.959940           3,525
 01/01/2011 to 12/31/2011........    36.959940        37.623657           3,420
 01/01/2012 to 12/31/2012........    37.623657        41.443766             591
 01/01/2013 to 12/31/2013........    41.443766        48.982615             552
 01/01/2014 to 12/31/2014........    48.982615        53.081155             510
 01/01/2015 to 12/31/2015........    53.081155        53.357215             468
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.207608         3.603515         287,060
 01/01/2007 to 12/31/2007........     3.603515         3.694457         281,743
 01/01/2008 to 12/31/2008........     3.694457         2.195503         274,172
 01/01/2009 to 12/31/2009........     2.195503         2.840257         271,606
 01/01/2010 to 12/31/2010........     2.840257         3.117876         259,844
 01/01/2011 to 12/31/2011........     3.117876         2.933096         239,240
 01/01/2012 to 12/31/2012........     2.933096         3.245575         212,147
 01/01/2013 to 12/31/2013........     3.245575         4.253192         204,694
 01/01/2014 to 12/31/2014........     4.253192         4.612126         193,041
 01/01/2015 to 12/31/2015........     4.612126         4.629179         183,531

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.240652         3.643348         176,762
 01/01/2007 to 12/31/2007........     3.643348         3.738461         158,512
 01/01/2008 to 12/31/2008........     3.738461         2.223933         133,700
 01/01/2009 to 12/31/2009........     2.223933         2.880901         114,751
 01/01/2010 to 12/31/2010........     2.880901         3.165478         100,958
 01/01/2011 to 12/31/2011........     3.165478         2.980673          79,589
 01/01/2012 to 12/31/2012........     2.980673         3.300693          63,777
 01/01/2013 to 12/31/2013........     3.300693         4.330930          57,513
 01/01/2014 to 12/31/2014........     4.330930         4.700382          48,786
 01/01/2015 to 12/31/2015........     4.700382         4.723530          43,644
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.184474         7.229138           8,829
 01/01/2008 to 12/31/2008........     7.229138         4.453202           8,950
 01/01/2009 to 12/31/2009........     4.453202         5.215981           6,717
 01/01/2010 to 12/31/2010........     5.215981         5.763916           8,068
 01/01/2011 to 12/31/2011........     5.763916         5.678580          10,490
 01/01/2012 to 12/31/2012........     5.678580         6.327958           5,452
 01/01/2013 to 12/31/2013........     6.327958         8.349982           4,520
 01/01/2014 to 12/31/2014........     8.349982         9.313247           3,612
 01/01/2015 to 12/31/2015........     9.313247         9.562960           1,088
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     6.182898         6.916462          10,789
 01/01/2007 to 04/27/2007........     6.916462         7.245237               0
American Forerunner - 2
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    14.045577        14.684786          11,838
 01/01/2007 to 12/31/2007........    14.684786        14.871520           3,293
 01/01/2008 to 12/31/2008........    14.871520        13.213582           3,678
 01/01/2009 to 12/31/2009........    13.213582        14.584674           4,092
 01/01/2010 to 12/31/2010........    14.584674        15.217226           5,648
 01/01/2011 to 12/31/2011........    15.217226        15.827165           4,981
 01/01/2012 to 12/31/2012........    15.827165        16.345701           5,193
 01/01/2013 to 12/31/2013........    16.345701        15.676207           5,694
 01/01/2014 to 12/31/2014........    15.676207        16.176826           5,612
 01/01/2015 to 12/31/2015........    16.176826        15.899976           5,673
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.304096         2.801877         316,463
 01/01/2007 to 12/31/2007........     2.801877         3.334549         301,867
 01/01/2008 to 12/31/2008........     3.334549         1.519002         266,237
 01/01/2009 to 12/31/2009........     1.519002         2.401604         223,569
 01/01/2010 to 12/31/2010........     2.401604         2.881744         216,936
 01/01/2011 to 12/31/2011........     2.881744         2.283969         206,311
 01/01/2012 to 12/31/2012........     2.283969         2.645438         211,136
 01/01/2013 to 12/31/2013........     2.645438         3.326375         163,713
 01/01/2014 to 12/31/2014........     3.326375         3.329709         148,222
 01/01/2015 to 12/31/2015........     3.329709         3.272433         145,065
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    12.860999        13.895143         166,701
 01/01/2007 to 12/31/2007........    13.895143        15.300201         154,808
 01/01/2008 to 12/31/2008........    15.300201         8.401982         144,836
 01/01/2009 to 12/31/2009........     8.401982        11.481442         136,833
 01/01/2010 to 12/31/2010........    11.481442        13.356663         120,588

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    13.356663        12.532737         110,816
 01/01/2012 to 12/31/2012........    12.532737        14.480979         108,005
 01/01/2013 to 12/31/2013........    14.480979        18.467161          92,560
 01/01/2014 to 12/31/2014........    18.467161        19.641739          77,685
 01/01/2015 to 12/31/2015........    19.641739        20.573171          70,051
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     8.944370        10.100721         180,586
 01/01/2007 to 12/31/2007........    10.100721        10.398861         164,386
 01/01/2008 to 12/31/2008........    10.398861         6.334487         150,065
 01/01/2009 to 12/31/2009........     6.334487         8.148837         124,269
 01/01/2010 to 12/31/2010........     8.148837         8.900297         113,300
 01/01/2011 to 12/31/2011........     8.900297         8.564754         119,367
 01/01/2012 to 12/31/2012........     8.564754         9.861845          93,164
 01/01/2013 to 12/31/2013........     9.861845        12.905003          81,439
 01/01/2014 to 12/31/2014........    12.905003        13.994690          69,947
 01/01/2015 to 12/31/2015........    13.994690        13.917106          63,694





                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.188418        10.515091              0
 01/01/2013 to 12/31/2013........    10.515091        11.490127              0
 01/01/2014 to 12/31/2014........    11.490127        12.126533              0
 01/01/2015 to 12/31/2015........    12.126533        11.991176            548
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996809         1.038256              0
 01/01/2015 to 12/31/2015........     1.038256         1.010713              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008137         6.997179              0
 01/01/2009 to 12/31/2009........     6.997179         8.896655         47,199
 01/01/2010 to 12/31/2010........     8.896655         9.810440         46,694
 01/01/2011 to 12/31/2011........     9.810440         9.440218              0
 01/01/2012 to 12/31/2012........     9.440218        10.535816          8,503
 01/01/2013 to 12/31/2013........    10.535816        12.277863          8,447
 01/01/2014 to 12/31/2014........    12.277863        12.801090          8,066
 01/01/2015 to 12/31/2015........    12.801090        12.496508            524
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998137         6.346661         13,284
 01/01/2009 to 12/31/2009........     6.346661         8.363656         26,094
 01/01/2010 to 12/31/2010........     8.363656         9.331438         29,348
 01/01/2011 to 12/31/2011........     9.331438         8.740243         34,086
 01/01/2012 to 12/31/2012........     8.740243         9.980552         29,329
 01/01/2013 to 12/31/2013........     9.980552        12.276064         37,022
 01/01/2014 to 12/31/2014........    12.276064        12.840078         34,296
 01/01/2015 to 12/31/2015........    12.840078        12.528224         34,346
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018136         7.669513          9,132
 01/01/2009 to 12/31/2009........     7.669513         9.304391         33,977
 01/01/2010 to 12/31/2010........     9.304391        10.053851         64,939
 01/01/2011 to 12/31/2011........    10.053851         9.903644         43,789

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     9.903644       10.791138            40,799
 01/01/2013 to 12/31/2013........    10.791138       12.043688            30,037
 01/01/2014 to 12/31/2014........    12.043688       12.562312            29,528
 01/01/2015 to 12/31/2015........    12.562312       12.260885            29,324
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.118844       11.501942               998
 01/01/2013 to 12/31/2013........    11.501942       10.924562               172
 01/01/2014 to 12/31/2014........    10.924562       11.169773               132
 01/01/2015 to 12/31/2015........    11.169773        9.930173                62
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.498226        1.712075            48,111
 01/01/2007 to 12/31/2007........     1.712075        1.852534            84,249
 01/01/2008 to 12/31/2008........     1.852534        1.015475           128,630
 01/01/2009 to 12/31/2009........     1.015475        1.216856           116,920
 01/01/2010 to 12/31/2010........     1.216856        1.278438            87,193
 01/01/2011 to 12/31/2011........     1.278438        1.003871            61,572
 01/01/2012 to 12/31/2012........     1.003871        1.177998            42,329
 01/01/2013 to 12/31/2013........     1.177998        1.333462            22,367
 01/01/2014 to 12/31/2014........     1.333462        1.267153            23,599
 01/01/2015 to 12/31/2015........     1.267153        1.218757            23,530
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.519088        1.736403           910,660
 01/01/2007 to 12/31/2007........     1.736403        1.881172           788,443
 01/01/2008 to 12/31/2008........     1.881172        1.031918           787,515
 01/01/2009 to 12/31/2009........     1.031918        1.237341           868,952
 01/01/2010 to 12/31/2010........     1.237341        1.302106           742,933
 01/01/2011 to 12/31/2011........     1.302106        1.024408           336,404
 01/01/2012 to 12/31/2012........     1.024408        1.202371            50,518
 01/01/2013 to 12/31/2013........     1.202371        1.362930            49,740
 01/01/2014 to 12/31/2014........     1.362930        1.297175            45,475
 01/01/2015 to 12/31/2015........     1.297175        1.247927            42,982
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.255819        1.281786         1,481,343
 01/01/2007 to 12/31/2007........     1.281786        1.344000         1,397,263
 01/01/2008 to 12/31/2008........     1.344000        1.395685         1,213,347
 01/01/2009 to 12/31/2009........     1.395685        1.440490           981,155
 01/01/2010 to 12/31/2010........     1.440490        1.496841           689,830
 01/01/2011 to 12/31/2011........     1.496841        1.578858           258,478
 01/01/2012 to 12/31/2012........     1.578858        1.608369           152,992
 01/01/2013 to 12/31/2013........     1.608369        1.541225           171,222
 01/01/2014 to 12/31/2014........     1.541225        1.598255           116,758
 01/01/2015 to 12/31/2015........     1.598255        1.572721            85,297
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.224943        4.325767           802,828
 01/01/2007 to 12/31/2007........     4.325767        4.508563           625,006
 01/01/2008 to 12/31/2008........     4.508563        4.269915           418,207
 01/01/2009 to 12/31/2009........     4.269915        4.583464           382,954
 01/01/2010 to 12/31/2010........     4.583464        4.869825           337,299
 01/01/2011 to 12/31/2011........     4.869825        5.089799            96,808
 01/01/2012 to 12/31/2012........     5.089799        5.367905            43,137
 01/01/2013 to 12/31/2013........     5.367905        5.224240            43,637
 01/01/2014 to 12/31/2014........     5.224240        5.485948            38,793
 01/01/2015 to 12/31/2015........     5.485948        5.411852            39,618

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.587356         2.642696          36,050
 01/01/2007 to 12/31/2007........     2.642696         3.076771          59,409
 01/01/2008 to 12/31/2008........     3.076771         1.914892          89,570
 01/01/2009 to 12/31/2009........     1.914892         2.569866          94,299
 01/01/2010 to 12/31/2010........     2.569866         3.018476         107,278
 01/01/2011 to 12/31/2011........     3.018476         2.695991         103,942
 01/01/2012 to 12/31/2012........     2.695991         3.023292         101,587
 01/01/2013 to 12/31/2013........     3.023292         3.980058         102,581
 01/01/2014 to 12/31/2014........     3.980058         4.250887          67,342
 01/01/2015 to 12/31/2015........     4.250887         4.430446          36,090
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.602310        16.762118               0
 01/01/2007 to 12/31/2007........    16.762118        17.091465               0
 01/01/2008 to 12/31/2008........    17.091465         9.249594               0
 01/01/2009 to 05/01/2009........     9.249594         9.643160               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.609226         2.667917         351,125
 01/01/2007 to 12/31/2007........     2.667917         3.109043         320,432
 01/01/2008 to 12/31/2008........     3.109043         1.936897         248,411
 01/01/2009 to 12/31/2009........     1.936897         2.601661         231,007
 01/01/2010 to 12/31/2010........     2.601661         3.059762         152,552
 01/01/2011 to 12/31/2011........     3.059762         2.735627          29,966
 01/01/2012 to 12/31/2012........     2.735627         3.070490          20,442
 01/01/2013 to 12/31/2013........     3.070490         4.046487          18,301
 01/01/2014 to 12/31/2014........     4.046487         4.326146          15,568
 01/01/2015 to 12/31/2015........     4.326146         4.512943          17,390
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.944106        10.245474             921
 01/01/2013 to 12/31/2013........    10.245474        11.111140           2,458
 01/01/2014 to 12/31/2014........    11.111140        11.570088           2,447
 01/01/2015 to 12/31/2015........    11.570088        11.362683           2,924
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.214294         1.422256         123,001
 01/01/2007 to 12/31/2007........     1.422256         1.441905         184,360
 01/01/2008 to 12/31/2008........     1.441905         0.919836         242,180
 01/01/2009 to 12/31/2009........     0.919836         1.004295         258,397
 01/01/2010 to 12/31/2010........     1.004295         1.075503         194,158
 01/01/2011 to 12/31/2011........     1.075503         1.079085         180,907
 01/01/2012 to 12/31/2012........     1.079085         1.208993         140,214
 01/01/2013 to 12/31/2013........     1.208993         1.565954         104,297
 01/01/2014 to 12/31/2014........     1.565954         1.688921          75,707
 01/01/2015 to 12/31/2015........     1.688921         1.557862          66,085
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.218820         1.428459         436,332
 01/01/2007 to 12/31/2007........     1.428459         1.450198         481,099
 01/01/2008 to 12/31/2008........     1.450198         0.926134         494,505
 01/01/2009 to 12/31/2009........     0.926134         1.012288         319,122
 01/01/2010 to 12/31/2010........     1.012288         1.084831         242,723
 01/01/2011 to 12/31/2011........     1.084831         1.089272          98,725
 01/01/2012 to 12/31/2012........     1.089272         1.222212          22,716
 01/01/2013 to 12/31/2013........     1.222212         1.584763          14,906

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.584763         1.710582           24,235
 01/01/2015 to 12/31/2015........     1.710582         1.579714           22,827
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.071975         2.129857        1,654,762
 01/01/2007 to 12/31/2007........     2.129857         2.194567        1,337,454
 01/01/2008 to 12/31/2008........     2.194567         2.213552        1,887,764
 01/01/2009 to 12/31/2009........     2.213552         2.181749        1,218,369
 01/01/2010 to 12/31/2010........     2.181749         2.144972          633,108
 01/01/2011 to 12/31/2011........     2.144972         2.108912          262,491
 01/01/2012 to 12/31/2012........     2.108912         2.073169          163,256
 01/01/2013 to 12/31/2013........     2.073169         2.038222          151,533
 01/01/2014 to 12/31/2014........     2.038222         2.003863          120,975
 01/01/2015 to 12/31/2015........     2.003863         1.970084          118,147
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.265628        19.296995           69,941
 01/01/2007 to 12/31/2007........    19.296995        16.123181           75,954
 01/01/2008 to 12/31/2008........    16.123181         9.244955           63,882
 01/01/2009 to 12/31/2009........     9.244955        12.246189           53,859
 01/01/2010 to 12/31/2010........    12.246189        13.979123           44,765
 01/01/2011 to 12/31/2011........    13.979123        12.976144           25,939
 01/01/2012 to 12/31/2012........    12.976144        16.071691           14,778
 01/01/2013 to 12/31/2013........    16.071691        16.361006           13,326
 01/01/2014 to 12/31/2014........    16.361006        18.219333           10,933
 01/01/2015 to 12/31/2015........    18.219333        17.661157            9,383
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.799459         0.772355          370,250
 01/01/2007 to 12/31/2007........     0.772355         0.776477          342,240
 01/01/2008 to 12/31/2008........     0.776477         0.465241          305,692
 01/01/2009 to 12/31/2009........     0.465241         0.608165          283,862
 01/01/2010 to 12/31/2010........     0.608165         0.740147          320,125
 01/01/2011 to 12/31/2011........     0.740147         0.751327           98,910
 01/01/2012 to 12/31/2012........     0.751327         0.875296           96,153
 01/01/2013 to 12/31/2013........     0.875296         1.252973          104,003
 01/01/2014 to 12/31/2014........     1.252973         1.464587          134,483
 01/01/2015 to 12/31/2015........     1.464587         1.381776           44,513
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   135.246249       165.578366              817
 01/01/2008 to 12/31/2008........   165.578366        94.415952            4,914
 01/01/2009 to 12/31/2009........    94.415952       132.604203            5,134
 01/01/2010 to 12/31/2010........   132.604203       142.621142            4,593
 01/01/2011 to 12/31/2011........   142.621142       129.641895            2,271
 01/01/2012 to 12/31/2012........   129.641895       156.141071            1,231
 01/01/2013 to 12/31/2013........   156.141071       197.698607              803
 01/01/2014 to 04/25/2014........   197.698607       205.670490                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.159800         9.800548                0
 01/01/2007 to 12/31/2007........     9.800548         9.065356              639
 01/01/2008 to 12/31/2008........     9.065356         4.044572            2,561
 01/01/2009 to 12/31/2009........     4.044572         5.486228            2,612
 01/01/2010 to 12/31/2010........     5.486228         5.789419            2,639
 01/01/2011 to 04/29/2011........     5.789419         6.149930                0
ClearBridge Aggressive Growth Sub-Account (Class E)

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/02/2011 to 12/31/2011........     0.621642         0.562772         422,276
 01/01/2012 to 12/31/2012........     0.562772         0.655956          17,497
 01/01/2013 to 12/31/2013........     0.655956         0.940589          61,777
 01/01/2014 to 12/31/2014........     0.940589         1.099925          97,271
 01/01/2015 to 12/31/2015........     1.099925         1.038272          93,388
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.923573         0.988556         468,108
 01/01/2007 to 12/31/2007........     0.988556         0.915323         447,528
 01/01/2008 to 12/31/2008........     0.915323         0.408727         528,977
 01/01/2009 to 12/31/2009........     0.408727         0.554382         547,036
 01/01/2010 to 12/31/2010........     0.554382         0.585236         405,098
 01/01/2011 to 04/29/2011........     0.585236         0.621729               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    38.434373        40.232191              38
 01/01/2007 to 12/31/2007........    40.232191        47.554063             824
 01/01/2008 to 12/31/2008........    47.554063        25.319476           2,396
 01/01/2009 to 12/31/2009........    25.319476        37.105374           2,558
 01/01/2010 to 12/31/2010........    37.105374        41.950169             835
 01/01/2011 to 12/31/2011........    41.950169        39.906203             335
 01/01/2012 to 12/31/2012........    39.906203        43.424753             347
 01/01/2013 to 12/31/2013........    43.424753        56.540130             351
 01/01/2014 to 12/31/2014........    56.540130        61.632676           1,439
 01/01/2015 to 12/31/2015........    61.632676        62.171735             157
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.553879         1.968500         574,031
 01/01/2007 to 12/31/2007........     1.968500         1.913491         473,178
 01/01/2008 to 12/31/2008........     1.913491         1.112032         387,923
 01/01/2009 to 12/31/2009........     1.112032         1.695277         443,564
 01/01/2010 to 12/31/2010........     1.695277         1.940393         329,170
 01/01/2011 to 12/31/2011........     1.940393         1.635777         332,301
 01/01/2012 to 12/31/2012........     1.635777         2.078474         188,181
 01/01/2013 to 12/31/2013........     2.078474         2.666492         176,303
 01/01/2014 to 12/31/2014........     2.666492         2.469754         134,469
 01/01/2015 to 12/31/2015........     2.469754         2.318318         192,661
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.559674         1.977934         694,449
 01/01/2007 to 12/31/2007........     1.977934         1.924969         675,108
 01/01/2008 to 12/31/2008........     1.924969         1.119805         420,800
 01/01/2009 to 12/31/2009........     1.119805         1.709378         479,929
 01/01/2010 to 12/31/2010........     1.709378         1.957976         389,410
 01/01/2011 to 12/31/2011........     1.957976         1.653212         168,378
 01/01/2012 to 12/31/2012........     1.653212         2.100941          17,644
 01/01/2013 to 12/31/2013........     2.100941         2.698581          17,239
 01/01/2014 to 12/31/2014........     2.698581         2.502775          16,748
 01/01/2015 to 12/31/2015........     2.502775         2.350988          16,312
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010663         1.045831               0
 01/01/2013 to 12/31/2013........     1.045831         1.047337          15,636
 01/01/2014 to 12/31/2014........     1.047337         1.087147          15,569
 01/01/2015 to 12/31/2015........     1.087147         1.023876          17,522
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.432191         2.495258         139,174

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     2.495258         3.196658          118,191
 01/01/2014 to 12/31/2014........     3.196658         3.445841          118,694
 01/01/2015 to 12/31/2015........     3.445841         3.083484           79,130
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.339149         2.557347        1,267,251
 01/01/2007 to 12/31/2007........     2.557347         2.594222        1,136,886
 01/01/2008 to 12/31/2008........     2.594222         1.339502          822,006
 01/01/2009 to 12/31/2009........     1.339502         1.945644          641,896
 01/01/2010 to 12/31/2010........     1.945644         2.411165          525,093
 01/01/2011 to 12/31/2011........     2.411165         2.212383          223,237
 01/01/2012 to 04/27/2012........     2.212383         2.444179                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.283661         1.441076          234,759
 01/01/2007 to 12/31/2007........     1.441076         1.573498          288,449
 01/01/2008 to 12/31/2008........     1.573498         0.947791          227,601
 01/01/2009 to 12/31/2009........     0.947791         1.246953          246,777
 01/01/2010 to 12/31/2010........     1.246953         1.546938          199,817
 01/01/2011 to 12/31/2011........     1.546938         1.504472          154,724
 01/01/2012 to 12/31/2012........     1.504472         1.748616           65,736
 01/01/2013 to 12/31/2013........     1.748616         2.409841           71,943
 01/01/2014 to 12/31/2014........     2.409841         2.556645           97,142
 01/01/2015 to 12/31/2015........     2.556645         2.470572           25,681
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.480537         0.484383           14,314
 01/01/2007 to 12/31/2007........     0.484383         0.530405           14,255
 01/01/2008 to 12/31/2008........     0.530405         0.330866           14,183
 01/01/2009 to 12/31/2009........     0.330866         0.453984           18,941
 01/01/2010 to 12/31/2010........     0.453984         0.496833           19,825
 01/01/2011 to 12/31/2011........     0.496833         0.489558           19,054
 01/01/2012 to 12/31/2012........     0.489558         0.556136          138,881
 01/01/2013 to 12/31/2013........     0.556136         0.747603          141,266
 01/01/2014 to 12/31/2014........     0.747603         0.799264           41,083
 01/01/2015 to 12/31/2015........     0.799264         0.868611           20,445
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.504261         8.998080            5,915
 01/01/2007 to 12/31/2007........     8.998080        10.109556           12,195
 01/01/2008 to 12/31/2008........    10.109556         5.372750           17,905
 01/01/2009 to 12/31/2009........     5.372750         7.590645           14,534
 01/01/2010 to 12/31/2010........     7.590645         8.164005           13,354
 01/01/2011 to 12/31/2011........     8.164005         7.915853           10,053
 01/01/2012 to 04/27/2012........     7.915853         8.896615                0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.481581         0.485789          464,174
 01/01/2007 to 12/31/2007........     0.485789         0.532686          350,024
 01/01/2008 to 12/31/2008........     0.532686         0.332147          271,749
 01/01/2009 to 12/31/2009........     0.332147         0.456783          205,446
 01/01/2010 to 12/31/2010........     0.456783         0.500469          194,050
 01/01/2011 to 12/31/2011........     0.500469         0.493561           92,642
 01/01/2012 to 12/31/2012........     0.493561         0.560790            5,770
 01/01/2013 to 12/31/2013........     0.560790         0.754802            5,661
 01/01/2014 to 12/31/2014........     0.754802         0.807806            5,244
 01/01/2015 to 12/31/2015........     0.807806         0.878888            5,122

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012718         1.047873                0
 01/01/2013 to 12/31/2013........     1.047873         1.143398                0
 01/01/2014 to 12/31/2014........     1.143398         1.202541                0
 01/01/2015 to 12/31/2015........     1.202541         1.192843            5,523
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.826791        14.068624              286
 01/01/2014 to 12/31/2014........    14.068624        14.311037                0
 01/01/2015 to 12/31/2015........    14.311037        14.242534                0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         7.969900                0
 01/01/2009 to 12/31/2009........     7.969900        10.016091            5,993
 01/01/2010 to 12/31/2010........    10.016091        11.011312           26,359
 01/01/2011 to 12/31/2011........    11.011312        11.057144            3,639
 01/01/2012 to 12/31/2012........    11.057144        12.227783            2,522
 01/01/2013 to 04/26/2013........    12.227783        12.751640                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.695468         3.084636           71,491
 01/01/2007 to 12/31/2007........     3.084636         3.384878          113,031
 01/01/2008 to 12/31/2008........     3.384878         2.127780          136,197
 01/01/2009 to 12/31/2009........     2.127780         2.717966          130,892
 01/01/2010 to 12/31/2010........     2.717966         3.399268           99,567
 01/01/2011 to 12/31/2011........     3.399268         3.353404           83,213
 01/01/2012 to 12/31/2012........     3.353404         3.766964           60,127
 01/01/2013 to 12/31/2013........     3.766964         5.210273           57,018
 01/01/2014 to 12/31/2014........     5.210273         5.301823           29,498
 01/01/2015 to 12/31/2015........     5.301823         5.121637           16,654
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.718089         3.113509          518,570
 01/01/2007 to 12/31/2007........     3.113509         3.419803          457,598
 01/01/2008 to 12/31/2008........     3.419803         2.151898          375,726
 01/01/2009 to 12/31/2009........     2.151898         2.751393          285,209
 01/01/2010 to 12/31/2010........     2.751393         3.444603          214,863
 01/01/2011 to 12/31/2011........     3.444603         3.401574           86,106
 01/01/2012 to 12/31/2012........     3.401574         3.824804           29,537
 01/01/2013 to 12/31/2013........     3.824804         5.295607           20,772
 01/01/2014 to 12/31/2014........     5.295607         5.393814           18,040
 01/01/2015 to 12/31/2015........     5.393814         5.215889           17,550
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.990281         1.068268          631,924
 01/01/2007 to 12/31/2007........     1.068268         1.095477          596,791
 01/01/2008 to 12/31/2008........     1.095477         0.632063          448,540
 01/01/2009 to 12/31/2009........     0.632063         0.805818          484,267
 01/01/2010 to 12/31/2010........     0.805818         1.040592          400,045
 01/01/2011 to 12/31/2011........     1.040592         1.051173          110,536
 01/01/2012 to 12/31/2012........     1.051173         1.145939           60,509
 01/01/2013 to 12/31/2013........     1.145939         1.671694           59,085
 01/01/2014 to 12/31/2014........     1.671694         1.658874           62,781
 01/01/2015 to 12/31/2015........     1.658874         1.654186          153,725
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.637668         1.757429        1,495,392
 01/01/2007 to 12/31/2007........     1.757429         1.840810        1,545,409
 01/01/2008 to 12/31/2008........     1.840810         1.473029        1,083,571

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.473029         1.980755        1,097,019
 01/01/2010 to 12/31/2010........     1.980755         2.199870          840,733
 01/01/2011 to 12/31/2011........     2.199870         2.259315          431,185
 01/01/2012 to 12/31/2012........     2.259315         2.508602          177,726
 01/01/2013 to 12/31/2013........     2.508602         2.663106          152,416
 01/01/2014 to 12/31/2014........     2.663106         2.744650          128,862
 01/01/2015 to 12/31/2015........     2.744650         2.639709          101,056
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.404362         3.754589          182,888
 01/01/2007 to 12/31/2007........     3.754589         3.429814          197,001
 01/01/2008 to 12/31/2008........     3.429814         1.816266          103,606
 01/01/2009 to 12/31/2009........     1.816266         2.521303          118,889
 01/01/2010 to 12/31/2010........     2.521303         2.844702           73,931
 01/01/2011 to 12/31/2011........     2.844702         2.978376           59,716
 01/01/2012 to 12/31/2012........     2.978376         3.267012           49,190
 01/01/2013 to 12/31/2013........     3.267012         4.384621           32,003
 01/01/2014 to 12/31/2014........     4.384621         4.382866           26,980
 01/01/2015 to 12/31/2015........     4.382866         3.892517           15,871
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.476156         3.837617        1,986,542
 01/01/2007 to 12/31/2007........     3.837617         3.509160        1,714,337
 01/01/2008 to 12/31/2008........     3.509160         1.860129        1,353,146
 01/01/2009 to 12/31/2009........     1.860129         2.584712        1,248,312
 01/01/2010 to 12/31/2010........     2.584712         2.919105          953,360
 01/01/2011 to 12/31/2011........     2.919105         3.059362          296,176
 01/01/2012 to 12/31/2012........     3.059362         3.359228           46,516
 01/01/2013 to 12/31/2013........     3.359228         4.513024           49,428
 01/01/2014 to 12/31/2014........     4.513024         4.515689           48,051
 01/01/2015 to 12/31/2015........     4.515689         4.014412           54,598
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987672         9.747194                0
 01/01/2012 to 12/31/2012........     9.747194        10.003456            4,916
 01/01/2013 to 12/31/2013........    10.003456         9.948991            4,340
 01/01/2014 to 12/31/2014........     9.948991         9.884750            4,330
 01/01/2015 to 12/31/2015........     9.884750         9.657634            2,717
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.128164        12.654347           46,847
 01/01/2007 to 12/31/2007........    12.654347        12.846545           26,256
 01/01/2008 to 12/31/2008........    12.846545         7.520818           24,508
 01/01/2009 to 12/31/2009........     7.520818         9.722390           26,697
 01/01/2010 to 12/31/2010........     9.722390        11.058410           18,787
 01/01/2011 to 04/29/2011........    11.058410        11.979508                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.943377        10.208200            9,558
 01/01/2012 to 12/31/2012........    10.208200        11.715378            6,834
 01/01/2013 to 12/31/2013........    11.715378        14.916570           12,211
 01/01/2014 to 12/31/2014........    14.916570        15.411376            3,580
 01/01/2015 to 12/31/2015........    15.411376        14.847302            3,576
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.279023        10.802642                0
 01/01/2007 to 12/31/2007........    10.802642        11.211219           48,267
 01/01/2008 to 12/31/2008........    11.211219         9.435942          100,091
 01/01/2009 to 12/31/2009........     9.435942        11.181033          195,280

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    11.181033        12.097580          90,423
 01/01/2011 to 12/31/2011........    12.097580        12.280957          80,387
 01/01/2012 to 12/31/2012........    12.280957        13.181119          68,691
 01/01/2013 to 12/31/2013........    13.181119        13.514370          59,346
 01/01/2014 to 12/31/2014........    13.514370        13.880728          51,169
 01/01/2015 to 12/31/2015........    13.880728        13.566834          47,026
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.496514        11.292446               0
 01/01/2007 to 12/31/2007........    11.292446        11.635181          39,211
 01/01/2008 to 12/31/2008........    11.635181         8.968213          72,688
 01/01/2009 to 12/31/2009........     8.968213        10.904677         178,040
 01/01/2010 to 12/31/2010........    10.904677        11.956673         169,849
 01/01/2011 to 12/31/2011........    11.956673        11.878867         132,101
 01/01/2012 to 12/31/2012........    11.878867        13.016074         170,054
 01/01/2013 to 12/31/2013........    13.016074        14.194717         168,164
 01/01/2014 to 12/31/2014........    14.194717        14.642950          86,032
 01/01/2015 to 12/31/2015........    14.642950        14.241594          83,661
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.726853        11.795149          41,493
 01/01/2007 to 12/31/2007........    11.795149        12.099222         125,444
 01/01/2008 to 12/31/2008........    12.099222         8.488806         250,401
 01/01/2009 to 12/31/2009........     8.488806        10.559881         190,997
 01/01/2010 to 12/31/2010........    10.559881        11.749387         213,720
 01/01/2011 to 12/31/2011........    11.749387        11.393619         107,441
 01/01/2012 to 12/31/2012........    11.393619        12.683694          86,813
 01/01/2013 to 12/31/2013........    12.683694        14.712562          81,131
 01/01/2014 to 12/31/2014........    14.712562        15.195087          80,634
 01/01/2015 to 12/31/2015........    15.195087        14.749541          80,009
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.952259        12.298957         109,919
 01/01/2007 to 12/31/2007........    12.298957        12.556012         180,678
 01/01/2008 to 12/31/2008........    12.556012         8.009019         218,493
 01/01/2009 to 12/31/2009........     8.009019        10.164881         198,469
 01/01/2010 to 12/31/2010........    10.164881        11.462612         151,651
 01/01/2011 to 12/31/2011........    11.462612        10.844681         132,049
 01/01/2012 to 12/31/2012........    10.844681        12.301324         121,551
 01/01/2013 to 12/31/2013........    12.301324        15.034246         117,275
 01/01/2014 to 12/31/2014........    15.034246        15.553460         115,298
 01/01/2015 to 12/31/2015........    15.553460        15.031903         110,174
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         7.019107          12,383
 01/01/2009 to 12/31/2009........     7.019107         8.871078          13,238
 01/01/2010 to 12/31/2010........     8.871078         9.597761          13,138
 01/01/2011 to 12/31/2011........     9.597761         9.270180               0
 01/01/2012 to 12/31/2012........     9.270180        10.582532               0
 01/01/2013 to 04/26/2013........    10.582532        11.381805               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.455281        13.031505               0
 01/01/2014 to 04/25/2014........    13.031505        12.966583               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.970977        10.412592               0
 01/01/2013 to 12/31/2013........    10.412592        11.707308               0
 01/01/2014 to 12/31/2014........    11.707308        12.620486             473

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    12.620486        11.900565            1,021
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.418226         1.531392        1,153,007
 01/01/2007 to 12/31/2007........     1.531392         1.618600        1,007,718
 01/01/2008 to 12/31/2008........     1.618600         1.012356          732,310
 01/01/2009 to 12/31/2009........     1.012356         1.361318          565,490
 01/01/2010 to 12/31/2010........     1.361318         1.686302          485,747
 01/01/2011 to 12/31/2011........     1.686302         1.621668          157,823
 01/01/2012 to 12/31/2012........     1.621668         1.870460           78,793
 01/01/2013 to 12/31/2013........     1.870460         2.442667           61,779
 01/01/2014 to 12/31/2014........     2.442667         2.623039            3,257
 01/01/2015 to 12/31/2015........     2.623039         2.511221            1,771
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.781562        11.250795                0
 01/01/2014 to 12/31/2014........    11.250795        12.085520                0
 01/01/2015 to 12/31/2015........    12.085520        11.737809                0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.608581         4.086709          561,972
 01/01/2007 to 12/31/2007........     4.086709         4.217311          449,420
 01/01/2008 to 12/31/2008........     4.217311         2.601189          333,143
 01/01/2009 to 12/31/2009........     2.601189         3.220221          291,997
 01/01/2010 to 12/31/2010........     3.220221         3.624732          238,021
 01/01/2011 to 12/31/2011........     3.624732         3.622034           53,193
 01/01/2012 to 12/31/2012........     3.622034         4.110039            5,030
 01/01/2013 to 12/31/2013........     4.110039         5.321654            5,337
 01/01/2014 to 12/31/2014........     5.321654         5.917274            4,703
 01/01/2015 to 12/31/2015........     5.917274         5.870662            3,556
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.808945         9.197654                0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.888045         0.927533                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.280653         1.593596          715,546
 01/01/2007 to 12/31/2007........     1.593596         1.774809        1,005,421
 01/01/2008 to 12/31/2008........     1.774809         1.005603        1,381,235
 01/01/2009 to 12/31/2009........     1.005603         1.300730        1,017,383
 01/01/2010 to 12/31/2010........     1.300730         1.424664          651,265
 01/01/2011 to 12/31/2011........     1.424664         1.250618          317,139
 01/01/2012 to 12/31/2012........     1.250618         1.434844          183,088
 01/01/2013 to 12/31/2013........     1.434844         1.682319          156,009
 01/01/2014 to 12/31/2014........     1.682319         1.539015           81,557
 01/01/2015 to 12/31/2015........     1.539015         1.486231           35,245
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........     3.833686         4.219038          659,330
 01/01/2007 to 12/31/2007........     4.219038         4.318319          559,692
 01/01/2008 to 12/31/2008........     4.318319         3.296560          443,038
 01/01/2009 to 12/31/2009........     3.296560         3.834217          408,466
 01/01/2010 to 12/31/2010........     3.834217         4.138958          315,561
 01/01/2011 to 12/31/2011........     4.138958         4.157193          129,934
 01/01/2012 to 12/31/2012........     4.157193         4.548913           42,864
 01/01/2013 to 12/31/2013........     4.548913         5.308534           40,736
 01/01/2014 to 12/31/2014........     5.308534         5.655559           37,324
 01/01/2015 to 12/31/2015........     5.655559         5.538007           25,006

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.243075           1.440192          72,160
 01/01/2007 to 12/31/2007........   1.440192           1.358781          90,982
 01/01/2008 to 12/31/2008........   1.358781           0.885593          90,331
 01/01/2009 to 12/31/2009........   0.885593           1.049889          83,036
 01/01/2010 to 12/31/2010........   1.049889           1.147593          61,842
 01/01/2011 to 12/31/2011........   1.147593           1.135498          59,837
 01/01/2012 to 12/31/2012........   1.135498           1.298420          31,968
 01/01/2013 to 12/31/2013........   1.298420           1.728262          47,333
 01/01/2014 to 12/31/2014........   1.728262           1.878591          33,858
 01/01/2015 to 12/31/2015........   1.878591           1.840192          26,415
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.721300           2.987529          14,992
 01/01/2007 to 12/31/2007........   2.987529           3.052602          14,965
 01/01/2008 to 12/31/2008........   3.052602           1.827543          11,724
 01/01/2009 to 12/31/2009........   1.827543           2.182789          14,074
 01/01/2010 to 12/31/2010........   2.182789           2.452417          12,587
 01/01/2011 to 12/31/2011........   2.452417           2.257219          12,488
 01/01/2012 to 12/31/2012........   2.257219           2.562275          10,562
 01/01/2013 to 04/26/2013........   2.562275           2.818262               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998137           6.586494           3,794
 01/01/2009 to 12/31/2009........   6.586494           8.086847           5,411
 01/01/2010 to 12/31/2010........   8.086847           8.827011           9,222
 01/01/2011 to 12/31/2011........   8.827011           8.631059           1,664
 01/01/2012 to 12/31/2012........   8.631059           9.665608               0
 01/01/2013 to 04/26/2013........   9.665608          10.577718               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.251800           1.451467         723,318
 01/01/2007 to 12/31/2007........   1.451467           1.370811         630,985
 01/01/2008 to 12/31/2008........   1.370811           0.894674         443,787
 01/01/2009 to 12/31/2009........   0.894674           1.061411         459,411
 01/01/2010 to 12/31/2010........   1.061411           1.160961         374,285
 01/01/2011 to 12/31/2011........   1.160961           1.150630         166,928
 01/01/2012 to 12/31/2012........   1.150630           1.316572          10,643
 01/01/2013 to 12/31/2013........   1.316572           1.755633          15,527
 01/01/2014 to 12/31/2014........   1.755633           1.909484           6,398
 01/01/2015 to 12/31/2015........   1.909484           1.872219           6,289
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.748572           3.020387         237,001
 01/01/2007 to 12/31/2007........   3.020387           3.089208         185,382
 01/01/2008 to 12/31/2008........   3.089208           1.851550         150,035
 01/01/2009 to 12/31/2009........   1.851550           2.214600         122,476
 01/01/2010 to 12/31/2010........   2.214600           2.490749          88,879
 01/01/2011 to 12/31/2011........   2.490749           2.294629          37,556
 01/01/2012 to 12/31/2012........   2.294629           2.607405           4,615
 01/01/2013 to 04/26/2013........   2.607405           2.868919               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.237511           1.434409         266,450
 01/01/2011 to 12/31/2011........   1.434409           1.312657         153,009
 01/01/2012 to 12/31/2012........   1.312657           1.410192          64,793
 01/01/2013 to 12/31/2013........   1.410192           1.927468          53,185
 01/01/2014 to 12/31/2014........   1.927468           1.914193          29,078

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.914193         1.787399           27,444
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........     1.689930         1.853564          264,675
 01/01/2007 to 12/31/2007........     1.853564         1.969941          265,504
 01/01/2008 to 12/31/2008........     1.969941         0.863100          342,225
 01/01/2009 to 12/31/2009........     0.863100         1.133090          402,885
 01/01/2010 to 04/30/2010........     1.133090         1.225142                0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.212282         1.495198          707,346
 01/01/2007 to 12/31/2007........     1.495198         1.624495          761,825
 01/01/2008 to 12/31/2008........     1.624495         0.923080          644,186
 01/01/2009 to 12/31/2009........     0.923080         1.164240          544,586
 01/01/2010 to 12/31/2010........     1.164240         1.235202          450,370
 01/01/2011 to 12/31/2011........     1.235202         1.060802          191,327
 01/01/2012 to 12/31/2012........     1.060802         1.230796          125,063
 01/01/2013 to 12/31/2013........     1.230796         1.470466           75,937
 01/01/2014 to 12/31/2014........     1.470466         1.355065           35,201
 01/01/2015 to 12/31/2015........     1.355065         1.315171           34,095
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........     1.826993         2.091634          242,821
 01/01/2007 to 12/31/2007........     2.091634         1.980277          267,315
 01/01/2008 to 12/31/2008........     1.980277         1.196189          108,295
 01/01/2009 to 12/31/2009........     1.196189         1.326957          127,623
 01/01/2010 to 12/31/2010........     1.326957         1.583027           80,028
 01/01/2011 to 12/31/2011........     1.583027         1.642103           56,533
 01/01/2012 to 12/31/2012........     1.642103         1.771727           44,400
 01/01/2013 to 12/31/2013........     1.771727         2.407074          111,710
 01/01/2014 to 12/31/2014........     2.407074         2.359386           91,221
 01/01/2015 to 12/31/2015........     2.359386         2.328429           67,343
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.427477         1.609442          290,961
 01/01/2007 to 12/31/2007........     1.609442         1.539282          352,118
 01/01/2008 to 12/31/2008........     1.539282         0.933660          342,723
 01/01/2009 to 12/31/2009........     0.933660         1.255366          328,210
 01/01/2010 to 12/31/2010........     1.255366         1.516350          291,596
 01/01/2011 to 12/31/2011........     1.516350         1.412181          160,760
 01/01/2012 to 12/31/2012........     1.412181         1.461632          110,549
 01/01/2013 to 04/26/2013........     1.461632         1.583301                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.832328         2.101329        2,221,721
 01/01/2007 to 12/31/2007........     2.101329         1.991820        1,895,249
 01/01/2008 to 12/31/2008........     1.991820         1.204228        1,427,576
 01/01/2009 to 12/31/2009........     1.204228         1.336903        1,426,681
 01/01/2010 to 12/31/2010........     1.336903         1.596346        1,014,755
 01/01/2011 to 12/31/2011........     1.596346         1.656732          374,563
 01/01/2012 to 12/31/2012........     1.656732         1.789928           80,944
 01/01/2013 to 12/31/2013........     1.789928         2.435043           79,066
 01/01/2014 to 12/31/2014........     2.435043         2.389428           73,396
 01/01/2015 to 12/31/2015........     2.389428         2.359206           69,949
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.384971        18.743653           12,093
 01/01/2007 to 12/31/2007........    18.743653        19.579813           22,376
 01/01/2008 to 12/31/2008........    19.579813        11.441724           15,227

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........    11.441724        15.726065           13,342
 01/01/2010 to 12/31/2010........    15.726065        17.923639           13,290
 01/01/2011 to 12/31/2011........    17.923639        16.140864            6,028
 01/01/2012 to 12/31/2012........    16.140864        19.227443            5,757
 01/01/2013 to 12/31/2013........    19.227443        24.028778            6,558
 01/01/2014 to 12/31/2014........    24.028778        24.129816            6,053
 01/01/2015 to 12/31/2015........    24.129816        24.656699            1,897
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998137         6.555702                0
 01/01/2009 to 12/31/2009........     6.555702         8.547677                0
 01/01/2010 to 12/31/2010........     8.547677         9.047275              169
 01/01/2011 to 12/31/2011........     9.047275         8.281567              117
 01/01/2012 to 12/31/2012........     8.281567         9.949837                0
 01/01/2013 to 04/26/2013........     9.949837        10.567632                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999767         1.033445                0
 01/01/2015 to 12/31/2015........     1.033445         0.960376                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.896863        10.981503            3,734
 01/01/2007 to 12/31/2007........    10.981503        11.961113            3,389
 01/01/2008 to 12/31/2008........    11.961113        10.948834           88,179
 01/01/2009 to 12/31/2009........    10.948834        12.707142           86,276
 01/01/2010 to 12/31/2010........    12.707142        13.462578          102,576
 01/01/2011 to 12/31/2011........    13.462578        14.710908           46,058
 01/01/2012 to 12/31/2012........    14.710908        15.782267           24,250
 01/01/2013 to 12/31/2013........    15.782267        14.077056           19,532
 01/01/2014 to 12/31/2014........    14.077056        14.240171           19,816
 01/01/2015 to 12/31/2015........    14.240171        13.564711            5,946
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.201476         1.234645        4,855,271
 01/01/2007 to 12/31/2007........     1.234645         1.305537        4,450,840
 01/01/2008 to 12/31/2008........     1.305537         1.288733        3,648,880
 01/01/2009 to 12/31/2009........     1.288733         1.495442        3,404,321
 01/01/2010 to 12/31/2010........     1.495442         1.590365        2,932,590
 01/01/2011 to 12/31/2011........     1.590365         1.613189        1,195,889
 01/01/2012 to 12/31/2012........     1.613189         1.732883          408,096
 01/01/2013 to 12/31/2013........     1.732883         1.671040          340,761
 01/01/2014 to 12/31/2014........     1.671040         1.711740          341,625
 01/01/2015 to 12/31/2015........     1.711740         1.682971          223,874
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.740046        10.884172                0
 01/01/2013 to 12/31/2013........    10.884172        10.217080                0
 01/01/2014 to 12/31/2014........    10.217080        10.803915                0
 01/01/2015 to 12/31/2015........    10.803915        10.667482                0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215259        10.730608                0
 01/01/2014 to 12/31/2014........    10.730608        11.461336                0
 01/01/2015 to 12/31/2015........    11.461336        11.127129                0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.552724         1.795008          529,665
 01/01/2007 to 12/31/2007........     1.795008         1.734506          475,069
 01/01/2008 to 12/31/2008........     1.734506         1.131011          316,456
 01/01/2009 to 12/31/2009........     1.131011         1.397279          283,758

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.397279         1.738860         179,507
 01/01/2011 to 12/31/2011........     1.738860         1.636314         110,490
 01/01/2012 to 12/31/2012........     1.636314         1.866802          17,905
 01/01/2013 to 12/31/2013........     1.866802         2.536124          16,222
 01/01/2014 to 12/31/2014........     2.536124         2.612593          14,318
 01/01/2015 to 12/31/2015........     2.612593         2.453179          10,318
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010696         1.065948               0
 01/01/2013 to 12/31/2013........     1.065948         1.153942               0
 01/01/2014 to 12/31/2014........     1.153942         1.222291               0
 01/01/2015 to 12/31/2015........     1.222291         1.191123               0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.495088        11.119315               0
 01/01/2007 to 12/31/2007........    11.119315        11.521036           1,083
 01/01/2008 to 12/31/2008........    11.521036         8.487882           8,005
 01/01/2009 to 12/31/2009........     8.487882        10.421601          78,832
 01/01/2010 to 12/31/2010........    10.421601        11.500012         127,506
 01/01/2011 to 12/31/2011........    11.500012        11.426536          78,164
 01/01/2012 to 12/31/2012........    11.426536        12.675878          15,860
 01/01/2013 to 12/31/2013........    12.675878        14.073774          15,782
 01/01/2014 to 12/31/2014........    14.073774        14.640704           2,594
 01/01/2015 to 12/31/2015........    14.640704        14.111323           2,653
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.685630        11.373171             625
 01/01/2007 to 12/31/2007........    11.373171        11.808653               0
 01/01/2008 to 12/31/2008........    11.808653         7.781685               0
 01/01/2009 to 12/31/2009........     7.781685         9.876750           7,710
 01/01/2010 to 12/31/2010........     9.876750        11.084748          12,965
 01/01/2011 to 12/31/2011........    11.084748        10.666243           5,685
 01/01/2012 to 12/31/2012........    10.666243        12.061785             551
 01/01/2013 to 12/31/2013........    12.061785        14.001609             312
 01/01/2014 to 12/31/2014........    14.001609        14.506040             313
 01/01/2015 to 12/31/2015........    14.506040        13.931917             468
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.241890         1.378305         151,455
 01/01/2007 to 12/31/2007........     1.378305         1.478947         219,446
 01/01/2008 to 12/31/2008........     1.478947         0.843244         245,924
 01/01/2009 to 12/31/2009........     0.843244         1.185821         224,946
 01/01/2010 to 12/31/2010........     1.185821         1.361049         169,972
 01/01/2011 to 12/31/2011........     1.361049         1.320286         154,568
 01/01/2012 to 12/31/2012........     1.320286         1.540302         116,517
 01/01/2013 to 12/31/2013........     1.540302         2.101436         191,016
 01/01/2014 to 12/31/2014........     2.101436         2.248358         170,674
 01/01/2015 to 12/31/2015........     2.248358         2.442837         120,680
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.468262         0.485004         880,683
 01/01/2007 to 12/31/2007........     0.485004         0.627091         674,926
 01/01/2008 to 12/31/2008........     0.627091         0.342443         653,831
 01/01/2009 to 12/31/2009........     0.342443         0.535225         683,083
 01/01/2010 to 12/31/2010........     0.535225         0.671918         696,633
 01/01/2011 to 12/31/2011........     0.671918         0.595245         442,899
 01/01/2012 to 12/31/2012........     0.595245         0.656071         246,567
 01/01/2013 to 04/26/2013........     0.656071         0.685413               0

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.792654         0.827366          1,238,714
 01/01/2007 to 12/31/2007........   0.827366         0.956803          1,432,615
 01/01/2008 to 12/31/2008........   0.956803         0.566729          1,106,900
 01/01/2009 to 12/31/2009........   0.566729         0.810537          1,072,536
 01/01/2010 to 12/31/2010........   0.810537         1.017488            968,655
 01/01/2011 to 12/31/2011........   1.017488         0.983888            490,169
 01/01/2012 to 12/31/2012........   0.983888         1.099563            350,986
 01/01/2013 to 12/31/2013........   1.099563         1.476465            308,932
 01/01/2014 to 12/31/2014........   1.476465         1.637012            338,360
 01/01/2015 to 12/31/2015........   1.637012         1.716823            191,212
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.403494         1.429965            123,083
 01/01/2007 to 12/31/2007........   1.429965         1.539738            115,234
 01/01/2008 to 12/31/2008........   1.539738         0.963951             57,713
 01/01/2009 to 12/31/2009........   0.963951         1.313847             47,524
 01/01/2010 to 12/31/2010........   1.313847         1.739462             74,534
 01/01/2011 to 12/31/2011........   1.739462         1.734949             79,163
 01/01/2012 to 12/31/2012........   1.734949         1.976892             73,663
 01/01/2013 to 12/31/2013........   1.976892         2.802094             80,354
 01/01/2014 to 12/31/2014........   2.802094         2.937961             99,649
 01/01/2015 to 12/31/2015........   2.937961         2.959600             39,843
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.934564         1.993820            137,490
 01/01/2007 to 12/31/2007........   1.993820         2.032630            132,878
 01/01/2008 to 12/31/2008........   2.032630         1.694074            110,433
 01/01/2009 to 12/31/2009........   1.694074         2.196715             93,625
 01/01/2010 to 12/31/2010........   2.196715         2.428694             60,548
 01/01/2011 to 12/31/2011........   2.428694         2.527196             53,496
 01/01/2012 to 12/31/2012........   2.527196         2.764952             45,308
 01/01/2013 to 12/31/2013........   2.764952         2.740822             45,382
 01/01/2014 to 12/31/2014........   2.740822         2.837144             45,260
 01/01/2015 to 12/31/2015........   2.837144         2.733514             31,572
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.953901         2.014319          1,330,272
 01/01/2007 to 12/31/2007........   2.014319         2.057184          1,278,719
 01/01/2008 to 12/31/2008........   2.057184         1.716743            841,928
 01/01/2009 to 12/31/2009........   1.716743         2.227518            762,744
 01/01/2010 to 12/31/2010........   2.227518         2.466432            545,980
 01/01/2011 to 12/31/2011........   2.466432         2.568656            210,922
 01/01/2012 to 12/31/2012........   2.568656         2.810415             50,717
 01/01/2013 to 12/31/2013........   2.810415         2.788878             52,326
 01/01/2014 to 12/31/2014........   2.788878         2.889895             43,512
 01/01/2015 to 12/31/2015........   2.889895         2.787327             37,052
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.526638         1.559734            206,693
 01/01/2007 to 12/31/2007........   1.559734         1.595148            207,731
 01/01/2008 to 12/31/2008........   1.595148         1.559842            195,938
 01/01/2009 to 12/31/2009........   1.559842         1.596123            180,311
 01/01/2010 to 12/31/2010........   1.596123         1.655411            165,490
 01/01/2011 to 12/31/2011........   1.655411         1.713284            153,012
 01/01/2012 to 12/31/2012........   1.713284         1.735584            154,653
 01/01/2013 to 12/31/2013........   1.735584         1.690881            172,232

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     1.690881         1.704771          172,791
 01/01/2015 to 12/31/2015........     1.704771         1.681181          135,044
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.541954         1.576295        1,299,216
 01/01/2007 to 12/31/2007........     1.576295         1.613619        1,117,633
 01/01/2008 to 12/31/2008........     1.613619         1.579556          774,143
 01/01/2009 to 12/31/2009........     1.579556         1.617933          709,102
 01/01/2010 to 12/31/2010........     1.617933         1.680869          503,685
 01/01/2011 to 12/31/2011........     1.680869         1.739899          113,533
 01/01/2012 to 12/31/2012........     1.739899         1.764252           42,437
 01/01/2013 to 12/31/2013........     1.764252         1.721513           47,402
 01/01/2014 to 12/31/2014........     1.721513         1.735887           41,103
 01/01/2015 to 12/31/2015........     1.735887         1.713417           40,201
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    36.456839        39.516474            1,670
 01/01/2007 to 12/31/2007........    39.516474        41.028762            1,653
 01/01/2008 to 12/31/2008........    41.028762        30.265364            2,178
 01/01/2009 to 12/31/2009........    30.265364        34.813921            2,270
 01/01/2010 to 12/31/2010........    34.813921        37.415418            1,324
 01/01/2011 to 12/31/2011........    37.415418        38.106320              126
 01/01/2012 to 12/31/2012........    38.106320        41.996536              110
 01/01/2013 to 12/31/2013........    41.996536        49.660752              171
 01/01/2014 to 12/31/2014........    49.660752        53.842948               65
 01/01/2015 to 12/31/2015........    53.842948        54.150042               64
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.225573         3.625504          220,820
 01/01/2007 to 12/31/2007........     3.625504         3.718870          281,331
 01/01/2008 to 12/31/2008........     3.718870         2.211124          328,676
 01/01/2009 to 12/31/2009........     2.211124         2.861895          292,582
 01/01/2010 to 12/31/2010........     2.861895         3.143200          205,469
 01/01/2011 to 12/31/2011........     3.143200         2.958395          157,457
 01/01/2012 to 12/31/2012........     2.958395         3.275215          126,879
 01/01/2013 to 12/31/2013........     3.275215         4.294178           98,187
 01/01/2014 to 12/31/2014........     4.294178         4.658901           83,724
 01/01/2015 to 12/31/2015........     4.658901         4.678465           64,527
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.258782         3.665558        2,055,896
 01/01/2007 to 12/31/2007........     3.665558         3.763142        1,813,207
 01/01/2008 to 12/31/2008........     3.763142         2.239742        1,628,319
 01/01/2009 to 12/31/2009........     2.239742         2.902831        1,507,474
 01/01/2010 to 12/31/2010........     2.902831         3.191169        1,202,741
 01/01/2011 to 12/31/2011........     3.191169         3.006364          454,040
 01/01/2012 to 12/31/2012........     3.006364         3.330816           67,388
 01/01/2013 to 12/31/2013........     3.330816         4.372639           66,720
 01/01/2014 to 12/31/2014........     4.372639         4.748023           44,027
 01/01/2015 to 12/31/2015........     4.748023         4.773791           39,032
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.270708         7.318365           63,416
 01/01/2008 to 12/31/2008........     7.318365         4.510433           45,231
 01/01/2009 to 12/31/2009........     4.510433         5.285657           58,757
 01/01/2010 to 12/31/2010........     5.285657         5.843831           39,428
 01/01/2011 to 12/31/2011........     5.843831         5.760186            7,403
 01/01/2012 to 12/31/2012........     5.760186         6.422123            1,175

                                             AMERICAN FORERUNNER - 1.70
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   6.422123         8.478470            1,715
 01/01/2014 to 12/31/2014........   8.478470         9.461287            1,423
 01/01/2015 to 12/31/2015........   9.461287         9.719828              791
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........   6.252947         6.998310           98,886
 01/01/2007 to 04/27/2007........   6.998310         7.332170                0





                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    14.108981        14.755966            7,672
 01/01/2007 to 12/31/2007........    14.755966        14.951120           28,536
 01/01/2008 to 12/31/2008........    14.951120        13.290972           28,023
 01/01/2009 to 12/31/2009........    13.290972        14.677428           27,030
 01/01/2010 to 12/31/2010........    14.677428        15.321660           20,559
 01/01/2011 to 12/31/2011........    15.321660        15.943731           11,156
 01/01/2012 to 12/31/2012........    15.943731        16.474364            3,941
 01/01/2013 to 12/31/2013........    16.474364        15.807503            4,072
 01/01/2014 to 12/31/2014........    15.807503        16.320474            3,348
 01/01/2015 to 12/31/2015........    16.320474        16.049189            3,275
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.312969         2.814070        1,347,849
 01/01/2007 to 12/31/2007........     2.814070         3.350744        1,336,022
 01/01/2008 to 12/31/2008........     3.350744         1.527148        1,129,630
 01/01/2009 to 12/31/2009........     1.527148         2.415689        1,007,910
 01/01/2010 to 12/31/2010........     2.415689         2.900092          795,088
 01/01/2011 to 12/31/2011........     2.900092         2.299660          443,088
 01/01/2012 to 12/31/2012........     2.299660         2.664952          274,494
 01/01/2013 to 12/31/2013........     2.664952         3.352586          233,156
 01/01/2014 to 12/31/2014........     3.352586         3.357625          165,026
 01/01/2015 to 12/31/2015........     3.357625         3.301520          126,758
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    13.002650        14.055192          791,214
 01/01/2007 to 12/31/2007........    14.055192        15.484216          698,597
 01/01/2008 to 12/31/2008........    15.484216         8.507311          602,136
 01/01/2009 to 12/31/2009........     8.507311        11.631189          569,542
 01/01/2010 to 12/31/2010........    11.631189        13.537628          428,160
 01/01/2011 to 12/31/2011........    13.537628        12.708880          203,848
 01/01/2012 to 12/31/2012........    12.708880        14.691883           91,877
 01/01/2013 to 12/31/2013........    14.691883        18.745486           81,756
 01/01/2014 to 12/31/2014........    18.745486        19.947738           72,038
 01/01/2015 to 12/31/2015........    19.947738        20.904132           67,209
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.042904        10.217085          796,767
 01/01/2007 to 12/31/2007........    10.217085        10.523951          698,784
 01/01/2008 to 12/31/2008........    10.523951         6.413909          506,727
 01/01/2009 to 12/31/2009........     6.413909         8.255134          471,751
 01/01/2010 to 12/31/2010........     8.255134         9.020902          335,808
 01/01/2011 to 12/31/2011........     9.020902         8.685145          186,608
 01/01/2012 to 12/31/2012........     8.685145        10.005494           87,084

                                             AMERICAN FORERUNNER - 1.95
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   10.005494        13.099523          78,413
 01/01/2014 to 12/31/2014........   13.099523        14.212740          66,087
 01/01/2015 to 12/31/2015........   14.212740        14.141017          73,300





                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.193556        10.523925              0
 01/01/2013 to 12/31/2013........    10.523925        11.505530              0
 01/01/2014 to 12/31/2014........    11.505530        12.148862              0
 01/01/2015 to 12/31/2015........    12.148862        12.019266              0
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996816         1.038614              0
 01/01/2015 to 12/31/2015........     1.038614         1.011568              0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008191         6.999592          1,508
 01/01/2009 to 12/31/2009........     6.999592         8.904173          1,500
 01/01/2010 to 12/31/2010........     8.904173         9.823637          1,494
 01/01/2011 to 12/31/2011........     9.823637         9.457635              0
 01/01/2012 to 12/31/2012........     9.457635        10.560561              0
 01/01/2013 to 12/31/2013........    10.560561        12.312852              0
 01/01/2014 to 12/31/2014........    12.312852        12.843992              0
 01/01/2015 to 12/31/2015........    12.843992        12.544662              0
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998192         6.348852              0
 01/01/2009 to 12/31/2009........     6.348852         8.370726              0
 01/01/2010 to 12/31/2010........     8.370726         9.343994              0
 01/01/2011 to 12/31/2011........     9.343994         8.756372              0
 01/01/2012 to 12/31/2012........     8.756372        10.003997              0
 01/01/2013 to 12/31/2013........    10.003997        12.311051              0
 01/01/2014 to 12/31/2014........    12.311051        12.883114              0
 01/01/2015 to 12/31/2015........    12.883114        12.576505              0
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018191         7.672156              0
 01/01/2009 to 12/31/2009........     7.672156         9.312251              0
 01/01/2010 to 12/31/2010........     9.312251        10.067374              0
 01/01/2011 to 12/31/2011........    10.067374         9.921913              0
 01/01/2012 to 12/31/2012........     9.921913        10.816479              0
 01/01/2013 to 12/31/2013........    10.816479        12.078006              0
 01/01/2014 to 12/31/2014........    12.078006        12.604410              0
 01/01/2015 to 12/31/2015........    12.604410        12.308127              0
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.124600        11.511758              0
 01/01/2013 to 12/31/2013........    11.511758        10.939356              0
 01/01/2014 to 12/31/2014........    10.939356        11.190495              0
 01/01/2015 to 12/31/2015........    11.190495         9.953575              0
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.509264         1.725549              0
 01/01/2007 to 12/31/2007........     1.725549         1.868052              0
 01/01/2008 to 12/31/2008........     1.868052         1.024496              0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   1.024496         1.228280                0
 01/01/2010 to 12/31/2010........   1.228280         1.291085                0
 01/01/2011 to 12/31/2011........   1.291085         1.014309                0
 01/01/2012 to 12/31/2012........   1.014309         1.190844                0
 01/01/2013 to 12/31/2013........   1.190844         1.348678                0
 01/01/2014 to 12/31/2014........   1.348678         1.282253                0
 01/01/2015 to 12/31/2015........   1.282253         1.233897                0
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.530257         1.750042           14,906
 01/01/2007 to 12/31/2007........   1.750042         1.896902           14,509
 01/01/2008 to 12/31/2008........   1.896902         1.041070            8,137
 01/01/2009 to 12/31/2009........   1.041070         1.248939            8,225
 01/01/2010 to 12/31/2010........   1.248939         1.314968            8,219
 01/01/2011 to 12/31/2011........   1.314968         1.035044            8,608
 01/01/2012 to 12/31/2012........   1.035044         1.215465            8,330
 01/01/2013 to 12/31/2013........   1.215465         1.378462            8,240
 01/01/2014 to 12/31/2014........   1.378462         1.312613            8,230
 01/01/2015 to 12/31/2015........   1.312613         1.263412            6,315
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.260304         1.287006           74,825
 01/01/2007 to 12/31/2007........   1.287006         1.350151           66,330
 01/01/2008 to 12/31/2008........   1.350151         1.402776           59,531
 01/01/2009 to 12/31/2009........   1.402776         1.448533           48,219
 01/01/2010 to 12/31/2010........   1.448533         1.505951           44,313
 01/01/2011 to 12/31/2011........   1.505951         1.589260           34,725
 01/01/2012 to 12/31/2012........   1.589260         1.619778           30,559
 01/01/2013 to 12/31/2013........   1.619778         1.552935           29,742
 01/01/2014 to 12/31/2014........   1.552935         1.611204           28,551
 01/01/2015 to 12/31/2015........   1.611204         1.586256           27,435
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   4.272436         4.376576           87,532
 01/01/2007 to 12/31/2007........   4.376576         4.563812           55,148
 01/01/2008 to 12/31/2008........   4.563812         4.324407           41,857
 01/01/2009 to 12/31/2009........   4.324407         4.644279           37,356
 01/01/2010 to 12/31/2010........   4.644279         4.936907           30,895
 01/01/2011 to 12/31/2011........   4.936907         5.162484           25,102
 01/01/2012 to 12/31/2012........   5.162484         5.447299           21,635
 01/01/2013 to 12/31/2013........   5.447299         5.304161           21,594
 01/01/2014 to 12/31/2014........   5.304161         5.572658           20,091
 01/01/2015 to 12/31/2015........   5.572658         5.500140           14,010
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   2.601850         2.658827                0
 01/01/2007 to 12/31/2007........   2.658827         3.097108                0
 01/01/2008 to 12/31/2008........   3.097108         1.928518                0
 01/01/2009 to 12/31/2009........   1.928518         2.589447                0
 01/01/2010 to 12/31/2010........   2.589447         3.042995                0
 01/01/2011 to 12/31/2011........   3.042995         2.719248                0
 01/01/2012 to 12/31/2012........   2.719248         3.050904                0
 01/01/2013 to 12/31/2013........   3.050904         4.018416                0
 01/01/2014 to 12/31/2014........   4.018416         4.294003                0
 01/01/2015 to 12/31/2015........   4.294003         4.477621                0
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/01/2006 to 12/31/2006........    16.682816        16.848987               0
 01/01/2007 to 12/31/2007........    16.848987        17.188684               0
 01/01/2008 to 12/31/2008........    17.188684         9.306887               0
 01/01/2009 to 05/01/2009........     9.306887         9.704507               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.623852         2.684210          18,930
 01/01/2007 to 12/31/2007........     2.684210         3.129602          14,837
 01/01/2008 to 12/31/2008........     3.129602         1.950685          14,339
 01/01/2009 to 12/31/2009........     1.950685         2.621492           7,572
 01/01/2010 to 12/31/2010........     2.621492         3.084626           7,544
 01/01/2011 to 12/31/2011........     3.084626         2.759234           7,586
 01/01/2012 to 12/31/2012........     2.759234         3.098543           7,577
 01/01/2013 to 12/31/2013........     3.098543         4.085499           6,975
 01/01/2014 to 12/31/2014........     4.085499         4.370040           6,830
 01/01/2015 to 12/31/2015........     4.370040         4.561011           6,442
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.949122        10.254082               0
 01/01/2013 to 12/31/2013........    10.254082        11.126036               0
 01/01/2014 to 12/31/2014........    11.126036        11.591394               0
 01/01/2015 to 12/31/2015........    11.591394        11.389303               0
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.216523         1.425578               0
 01/01/2007 to 12/31/2007........     1.425578         1.445999               0
 01/01/2008 to 12/31/2008........     1.445999         0.922912               0
 01/01/2009 to 12/31/2009........     0.922912         1.008158               0
 01/01/2010 to 12/31/2010........     1.008158         1.080178               0
 01/01/2011 to 12/31/2011........     1.080178         1.084317               0
 01/01/2012 to 12/31/2012........     1.084317         1.215466               0
 01/01/2013 to 12/31/2013........     1.215466         1.575125               0
 01/01/2014 to 12/31/2014........     1.575125         1.699662               0
 01/01/2015 to 12/31/2015........     1.699662         1.568554               0
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.221046         1.431781          11,010
 01/01/2007 to 12/31/2007........     1.431781         1.454302          10,979
 01/01/2008 to 12/31/2008........     1.454302         0.929222          39,804
 01/01/2009 to 12/31/2009........     0.929222         1.016172          45,897
 01/01/2010 to 12/31/2010........     1.016172         1.089537          41,050
 01/01/2011 to 12/31/2011........     1.089537         1.094544          34,987
 01/01/2012 to 12/31/2012........     1.094544         1.228744               0
 01/01/2013 to 12/31/2013........     1.228744         1.594029               0
 01/01/2014 to 12/31/2014........     1.594029         1.721444               0
 01/01/2015 to 12/31/2015........     1.721444         1.590541               0
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.095273         2.154879         224,151
 01/01/2007 to 12/31/2007........     2.154879         2.221466         198,932
 01/01/2008 to 12/31/2008........     2.221466         2.241808         139,620
 01/01/2009 to 12/31/2009........     2.241808         2.210704          31,597
 01/01/2010 to 12/31/2010........     2.210704         2.174526          29,859
 01/01/2011 to 12/31/2011........     2.174526         2.139036          25,058
 01/01/2012 to 12/31/2012........     2.139036         2.103840          21,836
 01/01/2013 to 12/31/2013........     2.103840         2.069410          22,233
 01/01/2014 to 12/31/2014........     2.069410         2.035544          20,891
 01/01/2015 to 12/31/2015........     2.035544         2.002232           8,735

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.277527        19.322711           2,079
 01/01/2007 to 12/31/2007........    19.322711        16.152793           2,071
 01/01/2008 to 12/31/2008........    16.152793         9.266596           1,039
 01/01/2009 to 12/31/2009........     9.266596        12.280998             782
 01/01/2010 to 12/31/2010........    12.280998        14.025858           1,260
 01/01/2011 to 12/31/2011........    14.025858        13.026028           1,289
 01/01/2012 to 12/31/2012........    13.026028        16.141583             500
 01/01/2013 to 12/31/2013........    16.141583        16.440377             506
 01/01/2014 to 12/31/2014........    16.440377        18.316874              53
 01/01/2015 to 12/31/2015........    18.316874        17.764593              55
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.801329         0.774548          86,454
 01/01/2007 to 12/31/2007........     0.774548         0.779073          98,686
 01/01/2008 to 12/31/2008........     0.779073         0.467032          96,469
 01/01/2009 to 12/31/2009........     0.467032         0.610811          94,608
 01/01/2010 to 12/31/2010........     0.610811         0.743738          88,635
 01/01/2011 to 12/31/2011........     0.743738         0.755350               0
 01/01/2012 to 12/31/2012........     0.755350         0.880426               0
 01/01/2013 to 12/31/2013........     0.880426         1.260945               0
 01/01/2014 to 12/31/2014........     1.260945         1.474643               0
 01/01/2015 to 12/31/2015........     1.474643         1.391959               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   136.956164       167.728021             228
 01/01/2008 to 12/31/2008........   167.728021        95.689848             228
 01/01/2009 to 12/31/2009........    95.689848       134.460546             228
 01/01/2010 to 12/31/2010........   134.460546       144.689994             228
 01/01/2011 to 12/31/2011........   144.689994       131.588146             258
 01/01/2012 to 12/31/2012........   131.588146       158.564774             258
 01/01/2013 to 12/31/2013........   158.564774       200.867763             255
 01/01/2014 to 04/25/2014........   200.867763       209.000348               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.191963         9.838223               0
 01/01/2007 to 12/31/2007........     9.838223         9.104783               0
 01/01/2008 to 12/31/2008........     9.104783         4.064210               0
 01/01/2009 to 12/31/2009........     4.064210         5.515625               0
 01/01/2010 to 12/31/2010........     5.515625         5.823349               0
 01/01/2011 to 04/29/2011........     5.823349         6.186981               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.625374         0.566338         203,909
 01/01/2012 to 12/31/2012........     0.566338         0.660445         106,384
 01/01/2013 to 12/31/2013........     0.660445         0.947499          76,788
 01/01/2014 to 12/31/2014........     0.947499         1.108560          80,025
 01/01/2015 to 12/31/2015........     1.108560         1.046946          47,698
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.926793         0.992331         119,055
 01/01/2007 to 12/31/2007........     0.992331         0.919280         113,223
 01/01/2008 to 12/31/2008........     0.919280         0.410701         157,196
 01/01/2009 to 12/31/2009........     0.410701         0.557339         125,162
 01/01/2010 to 12/31/2010........     0.557339         0.588651         115,927
 01/01/2011 to 04/29/2011........     0.588651         0.625459               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   38.775745        40.609788                0
 01/01/2007 to 12/31/2007........   40.609788        48.024510                0
 01/01/2008 to 12/31/2008........   48.024510        25.582828                0
 01/01/2009 to 12/31/2009........   25.582828        37.510059                0
 01/01/2010 to 12/31/2010........   37.510059        42.428883              286
 01/01/2011 to 12/31/2011........   42.428883        40.381748              286
 01/01/2012 to 12/31/2012........   40.381748        43.964322               35
 01/01/2013 to 12/31/2013........   43.964322        57.271276               35
 01/01/2014 to 12/31/2014........   57.271276        62.460906               35
 01/01/2015 to 12/31/2015........   62.460906        63.038729               35
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    1.557167         1.973649                0
 01/01/2007 to 12/31/2007........    1.973649         1.919461                0
 01/01/2008 to 12/31/2008........    1.919461         1.116063                0
 01/01/2009 to 12/31/2009........    1.116063         1.702273                0
 01/01/2010 to 12/31/2010........    1.702273         1.949374                0
 01/01/2011 to 12/31/2011........    1.949374         1.644169                0
 01/01/2012 to 12/31/2012........    1.644169         2.090188                0
 01/01/2013 to 12/31/2013........    2.090188         2.682860                0
 01/01/2014 to 12/31/2014........    2.682860         2.486157                0
 01/01/2015 to 12/31/2015........    2.486157         2.334884                0
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........    1.562972         1.983105          129,092
 01/01/2007 to 12/31/2007........    1.983105         1.930972           34,897
 01/01/2008 to 12/31/2008........    1.930972         1.123862           23,900
 01/01/2009 to 12/31/2009........    1.123862         1.716430           21,065
 01/01/2010 to 12/31/2010........    1.716430         1.967035           16,736
 01/01/2011 to 12/31/2011........    1.967035         1.661692           11,713
 01/01/2012 to 12/31/2012........    1.661692         2.112778                0
 01/01/2013 to 12/31/2013........    2.112778         2.715143                0
 01/01/2014 to 12/31/2014........    2.715143         2.519395                0
 01/01/2015 to 12/31/2015........    2.519395         2.367784                0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    1.010672         1.046190                0
 01/01/2013 to 12/31/2013........    1.046190         1.048221                0
 01/01/2014 to 12/31/2014........    1.048221         1.088609                0
 01/01/2015 to 12/31/2015........    1.088609         1.025766                0
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    2.448666         2.513003            5,275
 01/01/2013 to 12/31/2013........    2.513003         3.221000            4,480
 01/01/2014 to 12/31/2014........    3.221000         3.473817              701
 01/01/2015 to 12/31/2015........    3.473817         3.110074              553
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........    2.347537         2.567799           41,494
 01/01/2007 to 12/31/2007........    2.567799         2.606135           44,278
 01/01/2008 to 12/31/2008........    2.606135         1.346330           48,923
 01/01/2009 to 12/31/2009........    1.346330         1.956540           39,061
 01/01/2010 to 12/31/2010........    1.956540         2.425880           34,752
 01/01/2011 to 12/31/2011........    2.425880         2.226997           25,547
 01/01/2012 to 04/27/2012........    2.226997         2.460724                0
Invesco Small Cap Growth Sub-account

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     1.286381         1.444849          27,942
 01/01/2007 to 12/31/2007........     1.444849         1.578411          26,519
 01/01/2008 to 12/31/2008........     1.578411         0.951229          18,875
 01/01/2009 to 12/31/2009........     0.951229         1.252102          18,769
 01/01/2010 to 12/31/2010........     1.252102         1.554102          17,518
 01/01/2011 to 12/31/2011........     1.554102         1.512194          17,516
 01/01/2012 to 12/31/2012........     1.512194         1.758475           2,688
 01/01/2013 to 12/31/2013........     1.758475         2.424639           2,686
 01/01/2014 to 12/31/2014........     2.424639         2.573631           2,684
 01/01/2015 to 12/31/2015........     2.573631         2.488230               0
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.481903         0.486001               0
 01/01/2007 to 12/31/2007........     0.486001         0.532445               0
 01/01/2008 to 12/31/2008........     0.532445         0.332306               0
 01/01/2009 to 12/31/2009........     0.332306         0.456188               0
 01/01/2010 to 12/31/2010........     0.456188         0.499494               0
 01/01/2011 to 12/31/2011........     0.499494         0.492426               0
 01/01/2012 to 12/31/2012........     0.492426         0.559675               0
 01/01/2013 to 12/31/2013........     0.559675         0.752736               0
 01/01/2014 to 12/31/2014........     0.752736         0.805154               0
 01/01/2015 to 12/31/2015........     0.805154         0.875450               0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.525051         9.024577               0
 01/01/2007 to 12/31/2007........     9.024577        10.144425              85
 01/01/2008 to 12/31/2008........    10.144425         5.393995              85
 01/01/2009 to 12/31/2009........     5.393995         7.624471              84
 01/01/2010 to 12/31/2010........     7.624471         8.204484               0
 01/01/2011 to 12/31/2011........     8.204484         7.959073               0
 01/01/2012 to 04/27/2012........     7.959073         8.946645               0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.482951         0.487414         172,565
 01/01/2007 to 12/31/2007........     0.487414         0.534737         162,317
 01/01/2008 to 12/31/2008........     0.534737         0.333594          44,206
 01/01/2009 to 12/31/2009........     0.333594         0.459002          32,297
 01/01/2010 to 12/31/2010........     0.459002         0.503152          28,692
 01/01/2011 to 12/31/2011........     0.503152         0.496454          27,419
 01/01/2012 to 12/31/2012........     0.496454         0.564361          26,351
 01/01/2013 to 12/31/2013........     0.564361         0.759988          21,851
 01/01/2014 to 12/31/2014........     0.759988         0.813763               0
 01/01/2015 to 12/31/2015........     0.813763         0.885812               0
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012726         1.048233               0
 01/01/2013 to 12/31/2013........     1.048233         1.144363               0
 01/01/2014 to 12/31/2014........     1.144363         1.204158               0
 01/01/2015 to 12/31/2015........     1.204158         1.195044               0
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.859003        14.108706               0
 01/01/2014 to 12/31/2014........    14.108706        14.358988               0
 01/01/2015 to 12/31/2015........    14.358988        14.297405               0
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         7.972645               0
 01/01/2009 to 12/31/2009........     7.972645        10.024549               0
 01/01/2010 to 12/31/2010........    10.024549        11.026118             308

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   11.026118        11.077537               0
 01/01/2012 to 12/31/2012........   11.077537        12.256493               0
 01/01/2013 to 04/26/2013........   12.256493        12.783611               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    2.711245         3.104239               0
 01/01/2007 to 12/31/2007........    3.104239         3.408102               0
 01/01/2008 to 12/31/2008........    3.408102         2.143457               0
 01/01/2009 to 12/31/2009........    2.143457         2.739360               0
 01/01/2010 to 12/31/2010........    2.739360         3.427737               0
 01/01/2011 to 12/31/2011........    3.427737         3.383177               0
 01/01/2012 to 12/31/2012........    3.383177         3.802319               0
 01/01/2013 to 12/31/2013........    3.802319         5.261802               0
 01/01/2014 to 12/31/2014........    5.261802         5.356937               0
 01/01/2015 to 12/31/2015........    5.356937         5.177467               0
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........    2.733992         3.133287          29,035
 01/01/2007 to 12/31/2007........    3.133287         3.443258          21,570
 01/01/2008 to 12/31/2008........    3.443258         2.167747          19,570
 01/01/2009 to 12/31/2009........    2.167747         2.773043          11,976
 01/01/2010 to 12/31/2010........    2.773043         3.473443          11,796
 01/01/2011 to 12/31/2011........    3.473443         3.431766           5,976
 01/01/2012 to 12/31/2012........    3.431766         3.860692           5,943
 01/01/2013 to 12/31/2013........    3.860692         5.347967           5,641
 01/01/2014 to 12/31/2014........    5.347967         5.449871           2,604
 01/01/2015 to 12/31/2015........    5.449871         5.272733           2,604
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........    0.992595         1.071298          28,345
 01/01/2007 to 12/31/2007........    1.071298         1.099137          27,781
 01/01/2008 to 12/31/2008........    1.099137         0.634494          26,776
 01/01/2009 to 12/31/2009........    0.634494         0.809322          25,545
 01/01/2010 to 12/31/2010........    0.809322         1.045639          22,850
 01/01/2011 to 12/31/2011........    1.045639         1.056798          21,968
 01/01/2012 to 12/31/2012........    1.056798         1.152651          21,869
 01/01/2013 to 12/31/2013........    1.152651         1.682325          18,323
 01/01/2014 to 12/31/2014........    1.682325         1.670259          22,136
 01/01/2015 to 12/31/2015........    1.670259         1.666373          22,092
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........    1.645613         1.766835          36,413
 01/01/2007 to 12/31/2007........    1.766835         1.851593          35,041
 01/01/2008 to 12/31/2008........    1.851593         1.482402          24,453
 01/01/2009 to 12/31/2009........    1.482402         1.994354          12,381
 01/01/2010 to 12/31/2010........    1.994354         2.216080           8,308
 01/01/2011 to 12/31/2011........    2.216080         2.277099           8,990
 01/01/2012 to 12/31/2012........    2.277099         2.529619           8,269
 01/01/2013 to 12/31/2013........    2.529619         2.686760           9,158
 01/01/2014 to 12/31/2014........    2.686760         2.770414           4,092
 01/01/2015 to 12/31/2015........    2.770414         2.665821           1,851
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    3.426006         3.780344               0
 01/01/2007 to 12/31/2007........    3.780344         3.455079               0
 01/01/2008 to 12/31/2008........    3.455079         1.830566               0
 01/01/2009 to 12/31/2009........    1.830566         2.542426               0
 01/01/2010 to 12/31/2010........    2.542426         2.869967               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     2.869967         3.006328               0
 01/01/2012 to 12/31/2012........     3.006328         3.299331               0
 01/01/2013 to 12/31/2013........     3.299331         4.430209               0
 01/01/2014 to 12/31/2014........     4.430209         4.430652               0
 01/01/2015 to 12/31/2015........     4.430652         3.936926               0
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.498242         3.863925         136,348
 01/01/2007 to 12/31/2007........     3.863925         3.534994         125,242
 01/01/2008 to 12/31/2008........     3.534994         1.874766         131,009
 01/01/2009 to 12/31/2009........     1.874766         2.606355         125,923
 01/01/2010 to 12/31/2010........     2.606355         2.945019         120,193
 01/01/2011 to 12/31/2011........     2.945019         3.088061         102,884
 01/01/2012 to 12/31/2012........     3.088061         3.392446          85,179
 01/01/2013 to 12/31/2013........     3.392446         4.559928          77,953
 01/01/2014 to 12/31/2014........     4.559928         4.564905          74,713
 01/01/2015 to 12/31/2015........     4.564905         4.060195          70,286
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987741         9.750493               0
 01/01/2012 to 12/31/2012........     9.750493        10.011875               0
 01/01/2013 to 12/31/2013........    10.011875         9.962344               0
 01/01/2014 to 12/31/2014........     9.962344         9.902968               0
 01/01/2015 to 12/31/2015........     9.902968         9.680273               0
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.131896        12.664905               0
 01/01/2007 to 12/31/2007........    12.664905        12.863730               0
 01/01/2008 to 12/31/2008........    12.863730         7.534668               0
 01/01/2009 to 12/31/2009........     7.534668         9.745166               0
 01/01/2010 to 12/31/2010........     9.745166        11.089854               0
 01/01/2011 to 04/29/2011........    11.089854        12.015529               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    11.979340        10.242339               0
 01/01/2012 to 12/31/2012........    10.242339        11.760467               0
 01/01/2013 to 12/31/2013........    11.760467        14.981464               0
 01/01/2014 to 12/31/2014........    14.981464        15.486165               0
 01/01/2015 to 12/31/2015........    15.486165        14.926820               0
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.282473        10.811658               0
 01/01/2007 to 12/31/2007........    10.811658        11.226218               0
 01/01/2008 to 12/31/2008........    11.226218         9.453307               0
 01/01/2009 to 12/31/2009........     9.453307        11.207209               0
 01/01/2010 to 12/31/2010........    11.207209        12.131964               0
 01/01/2011 to 12/31/2011........    12.131964        12.322005               0
 01/01/2012 to 12/31/2012........    12.322005        13.231826               0
 01/01/2013 to 12/31/2013........    13.231826        13.573144               0
 01/01/2014 to 12/31/2014........    13.573144        13.948068               0
 01/01/2015 to 12/31/2015........    13.948068        13.639471               0
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.500037        11.301870               0
 01/01/2007 to 12/31/2007........    11.301870        11.650747               0
 01/01/2008 to 12/31/2008........    11.650747         8.984720               0
 01/01/2009 to 12/31/2009........     8.984720        10.930210               0
 01/01/2010 to 12/31/2010........    10.930210        11.990660               0
 01/01/2011 to 12/31/2011........    11.990660        11.918577               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........    11.918577        13.066150              0
 01/01/2013 to 12/31/2013........    13.066150        14.256454              0
 01/01/2014 to 12/31/2014........    14.256454        14.713992              0
 01/01/2015 to 12/31/2015........    14.713992        14.317849              0
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.730452        11.804992              0
 01/01/2007 to 12/31/2007........    11.804992        12.115408              0
 01/01/2008 to 12/31/2008........    12.115408         8.504432          3,590
 01/01/2009 to 12/31/2009........     8.504432        10.584610          3,549
 01/01/2010 to 12/31/2010........    10.584610        11.782787          3,522
 01/01/2011 to 12/31/2011........    11.782787        11.431711          3,496
 01/01/2012 to 12/31/2012........    11.431711        12.732497          3,469
 01/01/2013 to 12/31/2013........    12.732497        14.776555          3,443
 01/01/2014 to 12/31/2014........    14.776555        15.268813          7,509
 01/01/2015 to 12/31/2015........    15.268813        14.828520          3,124
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.955933        12.309219         22,845
 01/01/2007 to 12/31/2007........    12.309219        12.572809         29,720
 01/01/2008 to 12/31/2008........    12.572809         8.023765         29,472
 01/01/2009 to 12/31/2009........     8.023765        10.188689         25,591
 01/01/2010 to 12/31/2010........    10.188689        11.495202          2,621
 01/01/2011 to 12/31/2011........    11.495202        10.880944          1,895
 01/01/2012 to 12/31/2012........    10.880944        12.348662          1,599
 01/01/2013 to 12/31/2013........    12.348662        15.099645          1,482
 01/01/2014 to 12/31/2014........    15.099645        15.628933          1,255
 01/01/2015 to 12/31/2015........    15.628933        15.112402          1,044
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         7.021527              0
 01/01/2009 to 12/31/2009........     7.021527         8.878574              0
 01/01/2010 to 12/31/2010........     8.878574         9.610672              0
 01/01/2011 to 12/31/2011........     9.610672         9.287285              0
 01/01/2012 to 12/31/2012........     9.287285        10.607388              0
 01/01/2013 to 04/26/2013........    10.607388        11.410352              0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.484058        13.068643              0
 01/01/2014 to 04/25/2014........    13.068643        13.005585              0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.976006        10.421339              0
 01/01/2013 to 12/31/2013........    10.421339        11.723002              0
 01/01/2014 to 12/31/2014........    11.723002        12.643725              0
 01/01/2015 to 12/31/2015........    12.643725        11.928444              0
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.422138         1.536383         94,546
 01/01/2007 to 12/31/2007........     1.536383         1.624692         54,521
 01/01/2008 to 12/31/2008........     1.624692         1.016677         51,792
 01/01/2009 to 12/31/2009........     1.016677         1.367812         50,589
 01/01/2010 to 12/31/2010........     1.367812         1.695193         45,724
 01/01/2011 to 12/31/2011........     1.695193         1.631032         23,004
 01/01/2012 to 12/31/2012........     1.631032         1.882206         21,590
 01/01/2013 to 12/31/2013........     1.882206         2.459236         19,152
 01/01/2014 to 12/31/2014........     2.459236         2.642152         18,758
 01/01/2015 to 12/31/2015........     2.642152         2.530784         13,353
MetLife Multi-Index Targeted Risk Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/29/2013 to 12/31/2013........   10.784190        11.257330               0
 01/01/2014 to 12/31/2014........   11.257330        12.098588               0
 01/01/2015 to 12/31/2015........   12.098588        11.756380               0
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........    3.636962         4.120905          68,059
 01/01/2007 to 12/31/2007........    4.120905         4.254739          27,028
 01/01/2008 to 12/31/2008........    4.254739         2.625594          25,553
 01/01/2009 to 12/31/2009........    2.625594         3.252059          20,566
 01/01/2010 to 12/31/2010........    3.252059         3.662398          20,149
 01/01/2011 to 12/31/2011........    3.662398         3.661499          17,605
 01/01/2012 to 12/31/2012........    3.661499         4.156910          17,168
 01/01/2013 to 12/31/2013........    4.156910         5.385032          15,480
 01/01/2014 to 12/31/2014........    5.385032         5.990741          45,988
 01/01/2015 to 12/31/2015........    5.990741         5.946523          13,700
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........    8.838400         9.229899               0
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........    0.890991         0.930761               0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........    1.283794         1.598301          45,107
 01/01/2007 to 12/31/2007........    1.598301         1.780944          49,356
 01/01/2008 to 12/31/2008........    1.780944         1.009587          44,798
 01/01/2009 to 12/31/2009........    1.009587         1.306536          37,816
 01/01/2010 to 12/31/2010........    1.306536         1.431737          30,525
 01/01/2011 to 12/31/2011........    1.431737         1.257456          26,789
 01/01/2012 to 12/31/2012........    1.257456         1.443414          26,204
 01/01/2013 to 12/31/2013........    1.443414         1.693213          24,537
 01/01/2014 to 12/31/2014........    1.693213         1.549757          10,895
 01/01/2015 to 12/31/2015........    1.549757         1.497353           5,510
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........    3.869659         4.260751           5,502
 01/01/2007 to 12/31/2007........    4.260751         4.363207           5,518
 01/01/2008 to 12/31/2008........    4.363207         3.332500           4,146
 01/01/2009 to 12/31/2009........    3.332500         3.877957           4,367
 01/01/2010 to 12/31/2010........    3.877957         4.188266           4,020
 01/01/2011 to 12/31/2011........    4.188266         4.208818           3,786
 01/01/2012 to 12/31/2012........    4.208818         4.607718           3,754
 01/01/2013 to 12/31/2013........    4.607718         5.379847          39,590
 01/01/2014 to 12/31/2014........    5.379847         5.734400             263
 01/01/2015 to 12/31/2015........    5.734400         5.618019             143
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    1.247524         1.446067               0
 01/01/2007 to 12/31/2007........    1.446067         1.365011               0
 01/01/2008 to 12/31/2008........    1.365011         0.890100               0
 01/01/2009 to 12/31/2009........    0.890100         1.055760               0
 01/01/2010 to 12/31/2010........    1.055760         1.154588               0
 01/01/2011 to 12/31/2011........    1.154588         1.142989               0
 01/01/2012 to 12/31/2012........    1.142989         1.307643               0
 01/01/2013 to 12/31/2013........    1.307643         1.741408               0
 01/01/2014 to 12/31/2014........    1.741408         1.893828               0
 01/01/2015 to 12/31/2015........    1.893828         1.856045               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........    2.738604         3.008026               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   3.008026           3.075091              0
 01/01/2008 to 12/31/2008........   3.075091           1.841933              0
 01/01/2009 to 12/31/2009........   1.841933           2.201077              0
 01/01/2010 to 12/31/2010........   2.201077           2.474200              0
 01/01/2011 to 12/31/2011........   2.474200           2.278406              0
 01/01/2012 to 12/31/2012........   2.278406           2.587625              0
 01/01/2013 to 04/26/2013........   2.587625           2.846597              0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998192           6.588767              0
 01/01/2009 to 12/31/2009........   6.588767           8.093684              0
 01/01/2010 to 12/31/2010........   8.093684           8.838888            384
 01/01/2011 to 12/31/2011........   8.838888           8.646988              0
 01/01/2012 to 12/31/2012........   8.646988           9.688314              0
 01/01/2013 to 04/26/2013........   9.688314          10.604251              0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.256314           1.457427         63,772
 01/01/2007 to 12/31/2007........   1.457427           1.377132         64,922
 01/01/2008 to 12/31/2008........   1.377132           0.899252         20,641
 01/01/2009 to 12/31/2009........   0.899252           1.067375         18,415
 01/01/2010 to 12/31/2010........   1.067375           1.168068          4,634
 01/01/2011 to 12/31/2011........   1.168068           1.158251          4,597
 01/01/2012 to 12/31/2012........   1.158251           1.325959          4,550
 01/01/2013 to 12/31/2013........   1.325959           1.769034         15,009
 01/01/2014 to 12/31/2014........   1.769034           1.925021         14,468
 01/01/2015 to 12/31/2015........   1.925021           1.888397         10,703
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.766041           3.041100          6,779
 01/01/2007 to 12/31/2007........   3.041100           3.111957          6,779
 01/01/2008 to 12/31/2008........   3.111957           1.866123          6,779
 01/01/2009 to 12/31/2009........   1.866123           2.233147          6,521
 01/01/2010 to 12/31/2010........   2.233147           2.512865          6,267
 01/01/2011 to 12/31/2011........   2.512865           2.316159          6,015
 01/01/2012 to 12/31/2012........   2.316159           2.633193          5,767
 01/01/2013 to 04/26/2013........   2.633193           2.897754              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.245702           1.444381         28,930
 01/01/2011 to 12/31/2011........   1.444381           1.322444         28,761
 01/01/2012 to 12/31/2012........   1.322444           1.421420         30,417
 01/01/2013 to 12/31/2013........   1.421420           1.943785         26,821
 01/01/2014 to 12/31/2014........   1.943785           1.931364         35,134
 01/01/2015 to 12/31/2015........   1.931364           1.804335         32,551
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.697422           1.862710         35,608
 01/01/2007 to 12/31/2007........   1.862710           1.980657         34,423
 01/01/2008 to 12/31/2008........   1.980657           0.868232         47,497
 01/01/2009 to 12/31/2009........   0.868232           1.140398         43,972
 01/01/2010 to 04/30/2010........   1.140398           1.233246              0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.216596           1.501268         15,795
 01/01/2007 to 12/31/2007........   1.501268           1.631910         15,785
 01/01/2008 to 12/31/2008........   1.631910           0.927760         10,674
 01/01/2009 to 12/31/2009........   0.927760           1.170728         10,661
 01/01/2010 to 12/31/2010........   1.170728           1.242705          7,646

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.242705         1.067779               0
 01/01/2012 to 12/31/2012........     1.067779         1.239514               0
 01/01/2013 to 12/31/2013........     1.239514         1.481622               0
 01/01/2014 to 12/31/2014........     1.481622         1.366029               0
 01/01/2015 to 12/31/2015........     1.366029         1.326476               0
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........     1.832015         2.098430               0
 01/01/2007 to 12/31/2007........     2.098430         1.987711               0
 01/01/2008 to 12/31/2008........     1.987711         1.201284               0
 01/01/2009 to 12/31/2009........     1.201284         1.333275               0
 01/01/2010 to 12/31/2010........     1.333275         1.591359               0
 01/01/2011 to 12/31/2011........     1.591359         1.651570               0
 01/01/2012 to 12/31/2012........     1.651570         1.782837               0
 01/01/2013 to 12/31/2013........     1.782837         2.423379               0
 01/01/2014 to 12/31/2014........     2.423379         2.376556               0
 01/01/2015 to 12/31/2015........     2.376556         2.346547               0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.430490         1.613643          12,771
 01/01/2007 to 12/31/2007........     1.613643         1.544077          12,007
 01/01/2008 to 12/31/2008........     1.544077         0.937040           9,801
 01/01/2009 to 12/31/2009........     0.937040         1.260539           8,738
 01/01/2010 to 12/31/2010........     1.260539         1.523360           5,913
 01/01/2011 to 12/31/2011........     1.523360         1.419418           5,037
 01/01/2012 to 12/31/2012........     1.419418         1.469862           2,503
 01/01/2013 to 04/26/2013........     1.469862         1.592469               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.837361         2.108152         177,780
 01/01/2007 to 12/31/2007........     2.108152         1.999292         178,245
 01/01/2008 to 12/31/2008........     1.999292         1.209354         131,588
 01/01/2009 to 12/31/2009........     1.209354         1.343266         126,820
 01/01/2010 to 12/31/2010........     1.343266         1.604745         106,049
 01/01/2011 to 12/31/2011........     1.604745         1.666280          92,156
 01/01/2012 to 12/31/2012........     1.666280         1.801149          60,490
 01/01/2013 to 12/31/2013........     1.801149         2.451532          54,277
 01/01/2014 to 12/31/2014........     2.451532         2.406811          37,056
 01/01/2015 to 12/31/2015........     2.406811         2.377558          26,724
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.457492        18.836003           2,298
 01/01/2007 to 12/31/2007........    18.836003        19.686179           1,089
 01/01/2008 to 12/31/2008........    19.686179        11.509665             813
 01/01/2009 to 12/31/2009........    11.509665        15.827360             810
 01/01/2010 to 12/31/2010........    15.827360        18.048102           1,390
 01/01/2011 to 12/31/2011........    18.048102        16.261067             935
 01/01/2012 to 12/31/2012........    16.261067        19.380368             352
 01/01/2013 to 12/31/2013........    19.380368        24.231996             351
 01/01/2014 to 12/31/2014........    24.231996        24.346062             351
 01/01/2015 to 12/31/2015........    24.346062        24.890113             350
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998192         6.557963               0
 01/01/2009 to 12/31/2009........     6.557963         8.554902               0
 01/01/2010 to 12/31/2010........     8.554902         9.059448               0
 01/01/2011 to 12/31/2011........     9.059448         8.296852               0
 01/01/2012 to 12/31/2012........     8.296852         9.973212               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 04/26/2013........     9.973212        10.594142               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999774         1.033802               0
 01/01/2015 to 12/31/2015........     1.033802         0.961188               0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.913238        11.001653               0
 01/01/2007 to 12/31/2007........    11.001653        11.989085               0
 01/01/2008 to 12/31/2008........    11.989085        10.979944             950
 01/01/2009 to 12/31/2009........    10.979944        12.749617           4,113
 01/01/2010 to 12/31/2010........    12.749617        13.514332           4,038
 01/01/2011 to 12/31/2011........    13.514332        14.774824           3,306
 01/01/2012 to 12/31/2012........    14.774824        15.858806          15,810
 01/01/2013 to 12/31/2013........    15.858806        14.152404           2,807
 01/01/2014 to 12/31/2014........    14.152404        14.323554           2,179
 01/01/2015 to 12/31/2015........    14.323554        13.650966               0
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.204410         1.238278         576,506
 01/01/2007 to 12/31/2007........     1.238278         1.310037         565,809
 01/01/2008 to 12/31/2008........     1.310037         1.293823         573,833
 01/01/2009 to 12/31/2009........     1.293823         1.502099         422,302
 01/01/2010 to 12/31/2010........     1.502099         1.598243         534,336
 01/01/2011 to 12/31/2011........     1.598243         1.621989         479,917
 01/01/2012 to 12/31/2012........     1.621989         1.743212         356,558
 01/01/2013 to 12/31/2013........     1.743212         1.681841         376,791
 01/01/2014 to 12/31/2014........     1.681841         1.723666         305,578
 01/01/2015 to 12/31/2015........     1.723666         1.695544         283,099
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.745460        10.893314               0
 01/01/2013 to 12/31/2013........    10.893314        10.230778               0
 01/01/2014 to 12/31/2014........    10.230778        10.823809               0
 01/01/2015 to 12/31/2015........    10.823809        10.692470               0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215398        10.734370               0
 01/01/2014 to 12/31/2014........    10.734370        11.471089               0
 01/01/2015 to 12/31/2015........    11.471089        11.142169               0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.558291         1.802342         122,616
 01/01/2007 to 12/31/2007........     1.802342         1.742469          64,365
 01/01/2008 to 12/31/2008........     1.742469         1.136775          56,733
 01/01/2009 to 12/31/2009........     1.136775         1.405102          57,081
 01/01/2010 to 12/31/2010........     1.405102         1.749469          52,804
 01/01/2011 to 12/31/2011........     1.749469         1.647120          47,844
 01/01/2012 to 12/31/2012........     1.647120         1.880075          29,260
 01/01/2013 to 12/31/2013........     1.880075         2.555432          27,117
 01/01/2014 to 12/31/2014........     2.555432         2.633799          26,587
 01/01/2015 to 12/31/2015........     2.633799         2.474329          25,107
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010704         1.066315               0
 01/01/2013 to 12/31/2013........     1.066315         1.154916               0
 01/01/2014 to 12/31/2014........     1.154916         1.223934               0
 01/01/2015 to 12/31/2015........     1.223934         1.193322               0
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.498151        11.126248               0

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    11.126248        11.534018              0
 01/01/2008 to 12/31/2008........    11.534018         8.501714              0
 01/01/2009 to 12/31/2009........     8.501714        10.443805              0
 01/01/2010 to 12/31/2010........    10.443805        11.530272              0
 01/01/2011 to 12/31/2011........    11.530272        11.462321              0
 01/01/2012 to 12/31/2012........    11.462321        12.721967              0
 01/01/2013 to 12/31/2013........    12.721967        14.132010              0
 01/01/2014 to 12/31/2014........    14.132010        14.708639              0
 01/01/2015 to 12/31/2015........    14.708639        14.183895              0
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.688748        11.380262              0
 01/01/2007 to 12/31/2007........    11.380262        11.821958              0
 01/01/2008 to 12/31/2008........    11.821958         7.794369              0
 01/01/2009 to 12/31/2009........     7.794369         9.897797              0
 01/01/2010 to 12/31/2010........     9.897797        11.113919              0
 01/01/2011 to 12/31/2011........    11.113919        10.699652              0
 01/01/2012 to 12/31/2012........    10.699652        12.105646              0
 01/01/2013 to 12/31/2013........    12.105646        14.059551              0
 01/01/2014 to 12/31/2014........    14.059551        14.573355              0
 01/01/2015 to 12/31/2015........    14.573355        14.003571              0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.246336         1.383930              0
 01/01/2007 to 12/31/2007........     1.383930         1.485729              0
 01/01/2008 to 12/31/2008........     1.485729         0.847537              0
 01/01/2009 to 12/31/2009........     0.847537         1.192454              0
 01/01/2010 to 12/31/2010........     1.192454         1.369346              0
 01/01/2011 to 12/31/2011........     1.369346         1.328997              0
 01/01/2012 to 12/31/2012........     1.328997         1.551244              0
 01/01/2013 to 12/31/2013........     1.551244         2.117422         17,293
 01/01/2014 to 12/31/2014........     2.117422         2.266595          7,437
 01/01/2015 to 12/31/2015........     2.266595         2.463883         78,793
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.469418         0.486444              0
 01/01/2007 to 12/31/2007........     0.486444         0.629269         24,634
 01/01/2008 to 12/31/2008........     0.629269         0.343805         24,634
 01/01/2009 to 12/31/2009........     0.343805         0.537623         24,634
 01/01/2010 to 12/31/2010........     0.537623         0.675266         24,634
 01/01/2011 to 12/31/2011........     0.675266         0.598509         46,669
 01/01/2012 to 12/31/2012........     0.598509         0.660000         46,669
 01/01/2013 to 04/26/2013........     0.660000         0.689628              0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.794604         0.829816         29,435
 01/01/2007 to 12/31/2007........     0.829816         0.960119         27,451
 01/01/2008 to 12/31/2008........     0.960119         0.568979         12,926
 01/01/2009 to 12/31/2009........     0.568979         0.814162          7,336
 01/01/2010 to 12/31/2010........     0.814162         1.022549          2,692
 01/01/2011 to 12/31/2011........     1.022549         0.989276          5,810
 01/01/2012 to 12/31/2012........     0.989276         1.106140          5,785
 01/01/2013 to 12/31/2013........     1.106140         1.486039          6,633
 01/01/2014 to 12/31/2014........     1.486039         1.648450          2,854
 01/01/2015 to 12/31/2015........     1.648450         1.729684          2,809
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.409709         1.437014          4,556

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.437014         1.548107             4,542
 01/01/2008 to 12/31/2008........   1.548107         0.969677                 0
 01/01/2009 to 12/31/2009........   0.969677         1.322313                 0
 01/01/2010 to 12/31/2010........   1.322313         1.751545                 0
 01/01/2011 to 12/31/2011........   1.751545         1.747873                 0
 01/01/2012 to 12/31/2012........   1.747873         1.992620                 0
 01/01/2013 to 12/31/2013........   1.992620         2.825798                 0
 01/01/2014 to 12/31/2014........   2.825798         2.964295                 0
 01/01/2015 to 12/31/2015........   2.964295         2.987623                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.945400         2.005988                 0
 01/01/2007 to 12/31/2007........   2.005988         2.046064                 0
 01/01/2008 to 12/31/2008........   2.046064         1.706125                 0
 01/01/2009 to 12/31/2009........   1.706125         2.213448                 0
 01/01/2010 to 12/31/2010........   2.213448         2.448417                 0
 01/01/2011 to 12/31/2011........   2.448417         2.548989                 0
 01/01/2012 to 12/31/2012........   2.548989         2.790198                 0
 01/01/2013 to 12/31/2013........   2.790198         2.767231                 0
 01/01/2014 to 12/31/2014........   2.767231         2.865914                 0
 01/01/2015 to 12/31/2015........   2.865914         2.762614                 0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.964840         2.026606            62,667
 01/01/2007 to 12/31/2007........   2.026606         2.070773            67,132
 01/01/2008 to 12/31/2008........   2.070773         1.728951            47,555
 01/01/2009 to 12/31/2009........   1.728951         2.244478            60,179
 01/01/2010 to 12/31/2010........   2.244478         2.486454            55,509
 01/01/2011 to 12/31/2011........   2.486454         2.590799            47,615
 01/01/2012 to 12/31/2012........   2.590799         2.836067            27,111
 01/01/2013 to 12/31/2013........   2.836067         2.815741            27,677
 01/01/2014 to 12/31/2014........   2.815741         2.919190            19,875
 01/01/2015 to 12/31/2015........   2.919190         2.816991             3,940
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.535190         1.569254                 0
 01/01/2007 to 12/31/2007........   1.569254         1.605691                 0
 01/01/2008 to 12/31/2008........   1.605691         1.570939                 0
 01/01/2009 to 12/31/2009........   1.570939         1.608282                 0
 01/01/2010 to 12/31/2010........   1.608282         1.668856                 0
 01/01/2011 to 12/31/2011........   1.668856         1.728060                 0
 01/01/2012 to 12/31/2012........   1.728060         1.751433                 0
 01/01/2013 to 12/31/2013........   1.751433         1.707175                 0
 01/01/2014 to 12/31/2014........   1.707175         1.722060                 0
 01/01/2015 to 12/31/2015........   1.722060         1.699080                 0
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.550594         1.585917           122,798
 01/01/2007 to 12/31/2007........   1.585917         1.624286           130,170
 01/01/2008 to 12/31/2008........   1.624286         1.590795            80,134
 01/01/2009 to 12/31/2009........   1.590795         1.630260            66,342
 01/01/2010 to 12/31/2010........   1.630260         1.694522            54,234
 01/01/2011 to 12/31/2011........   1.694522         1.754907            50,715
 01/01/2012 to 12/31/2012........   1.754907         1.780364            49,058
 01/01/2013 to 12/31/2013........   1.780364         1.738104            51,594
 01/01/2014 to 12/31/2014........   1.738104         1.753493            47,411
 01/01/2015 to 12/31/2015........   1.753493         1.731662            46,048

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   36.813852        39.923348                0
 01/01/2007 to 12/31/2007........   39.923348        41.472051                0
 01/01/2008 to 12/31/2008........   41.472051        30.607727                0
 01/01/2009 to 12/31/2009........   30.607727        35.225345                0
 01/01/2010 to 12/31/2010........   35.225345        37.876508               33
 01/01/2011 to 12/31/2011........   37.876508        38.595173               33
 01/01/2012 to 12/31/2012........   38.595173        42.556677               33
 01/01/2013 to 12/31/2013........   42.556677        50.348276               33
 01/01/2014 to 12/31/2014........   50.348276        54.615671               33
 01/01/2015 to 12/31/2015........   54.615671        54.954648               33
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    3.243638         3.647627                0
 01/01/2007 to 12/31/2007........    3.647627         3.743445                0
 01/01/2008 to 12/31/2008........    3.743445         2.226855                0
 01/01/2009 to 12/31/2009........    2.226855         2.883698                0
 01/01/2010 to 12/31/2010........    2.883698         3.168729                0
 01/01/2011 to 12/31/2011........    3.168729         2.983912                0
 01/01/2012 to 12/31/2012........    2.983912         3.305125                0
 01/01/2013 to 12/31/2013........    3.305125         4.335560                0
 01/01/2014 to 12/31/2014........    4.335560         4.706150                0
 01/01/2015 to 12/31/2015........    4.706150         4.728277                0
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........    3.277038         3.687931          210,159
 01/01/2007 to 12/31/2007........    3.687931         3.788015          183,069
 01/01/2008 to 12/31/2008........    3.788015         2.255681          178,338
 01/01/2009 to 12/31/2009........    2.255681         2.924950          184,824
 01/01/2010 to 12/31/2010........    2.924950         3.217093          167,791
 01/01/2011 to 12/31/2011........    3.217093         3.032299          150,832
 01/01/2012 to 12/31/2012........    3.032299         3.361240          149,884
 01/01/2013 to 12/31/2013........    3.361240         4.414784          142,982
 01/01/2014 to 12/31/2014........    4.414784         4.796183          130,734
 01/01/2015 to 12/31/2015........    4.796183         4.824625          122,407
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........    7.357990         7.408706            6,831
 01/01/2008 to 12/31/2008........    7.408706         4.568408            6,736
 01/01/2009 to 12/31/2009........    4.568408         5.356274            7,515
 01/01/2010 to 12/31/2010........    5.356274         5.924863           11,240
 01/01/2011 to 12/31/2011........    5.924863         5.842974           11,240
 01/01/2012 to 12/31/2012........    5.842974         6.517699                0
 01/01/2013 to 12/31/2013........    6.517699         8.608949                0
 01/01/2014 to 12/31/2014........    8.608949         9.611695                0
 01/01/2015 to 12/31/2015........    9.611695         9.879285                0
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........    6.323801         7.081139            7,033
 01/01/2007 to 04/27/2007........    7.081139         7.420159                0





                                           AMERICAN FORERUNNER - 1.9
                                ------------------------------------------------
                                    AUV AT
                                 BEGINNING OF        AUV AT         ACCUM UNITS
                                    PERIOD      ENDING OF PERIOD   END OF PERIOD
                                -------------- ------------------ --------------
American Funds Bond Sub-Account

                                             AMERICAN FORERUNNER - 1.9
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 05/01/2006 to 12/31/2006........    14.172672        14.827492             176
 01/01/2007 to 12/31/2007........    14.827492        15.031146             481
 01/01/2008 to 12/31/2008........    15.031146        13.368815           1,236
 01/01/2009 to 12/31/2009........    13.368815        14.770772           1,188
 01/01/2010 to 12/31/2010........    14.770772        15.426810             779
 01/01/2011 to 12/31/2011........    15.426810        16.061155               0
 01/01/2012 to 12/31/2012........    16.061155        16.604040               0
 01/01/2013 to 12/31/2013........    16.604040        15.939900               0
 01/01/2014 to 12/31/2014........    15.939900        16.465397               0
 01/01/2015 to 12/31/2015........    16.465397        16.199801               0
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.321874         2.826312          67,536
 01/01/2007 to 12/31/2007........     2.826312         3.367013         115,010
 01/01/2008 to 12/31/2008........     3.367013         1.535335          64,492
 01/01/2009 to 12/31/2009........     1.535335         2.429854         124,588
 01/01/2010 to 12/31/2010........     2.429854         2.918554          52,502
 01/01/2011 to 12/31/2011........     2.918554         2.315456          44,683
 01/01/2012 to 12/31/2012........     2.315456         2.684606          26,415
 01/01/2013 to 12/31/2013........     2.684606         3.378999          24,965
 01/01/2014 to 12/31/2014........     3.378999         3.385771          12,258
 01/01/2015 to 12/31/2015........     3.385771         3.330862          11,070
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    13.145857        14.217079          39,487
 01/01/2007 to 12/31/2007........    14.217079        15.670441          30,888
 01/01/2008 to 12/31/2008........    15.670441         8.613957          29,842
 01/01/2009 to 12/31/2009........     8.613957        11.782885          25,019
 01/01/2010 to 12/31/2010........    11.782885        13.721041          19,997
 01/01/2011 to 12/31/2011........    13.721041        12.887495          18,240
 01/01/2012 to 12/31/2012........    12.887495        14.905854          12,052
 01/01/2013 to 12/31/2013........    14.905854        19.027999          11,223
 01/01/2014 to 12/31/2014........    19.027999        20.258498           7,966
 01/01/2015 to 12/31/2015........    20.258498        21.240410           6,534
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.142449        10.334707          56,255
 01/01/2007 to 12/31/2007........    10.334707        10.650459          47,058
 01/01/2008 to 12/31/2008........    10.650459         6.494275          45,006
 01/01/2009 to 12/31/2009........     6.494275         8.362750          34,153
 01/01/2010 to 12/31/2010........     8.362750         9.143067          33,746
 01/01/2011 to 12/31/2011........     9.143067         8.807157          29,223
 01/01/2012 to 12/31/2012........     8.807157        10.151155           9,698
 01/01/2013 to 12/31/2013........    10.151155        13.296869           8,469
 01/01/2014 to 12/31/2014........    13.296869        14.434071           6,817
 01/01/2015 to 12/31/2015........    14.434071        14.368416           5,751





                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   10.198694        10.532760          17,199
 01/01/2013 to 12/31/2013........   10.532760        11.520943          43,917
 01/01/2014 to 12/31/2014........   11.520943        12.171217          29,782

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    12.171217        12.047401           15,680
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996823         1.038973                0
 01/01/2015 to 12/31/2015........     1.038973         1.012423            8,510
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008246         7.002004          343,103
 01/01/2009 to 12/31/2009........     7.002004         8.911692        1,082,217
 01/01/2010 to 12/31/2010........     8.911692         9.836843        1,417,238
 01/01/2011 to 12/31/2011........     9.836843         9.475073        1,235,194
 01/01/2012 to 12/31/2012........     9.475073        10.585346        1,117,169
 01/01/2013 to 12/31/2013........    10.585346        12.347915        1,005,300
 01/01/2014 to 12/31/2014........    12.347915        12.887006          870,577
 01/01/2015 to 12/31/2015........    12.887006        12.592967          746,493
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998247         6.351042        1,300,442
 01/01/2009 to 12/31/2009........     6.351042         8.377798        1,965,849
 01/01/2010 to 12/31/2010........     8.377798         9.356557        1,974,898
 01/01/2011 to 12/31/2011........     9.356557         8.772520        1,797,289
 01/01/2012 to 12/31/2012........     8.772520        10.027479        1,733,782
 01/01/2013 to 12/31/2013........    10.027479        12.346114        1,573,425
 01/01/2014 to 12/31/2014........    12.346114        12.926264        1,319,637
 01/01/2015 to 12/31/2015........    12.926264        12.624936          993,110
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018246         7.674798          201,387
 01/01/2009 to 12/31/2009........     7.674798         9.320112          197,187
 01/01/2010 to 12/31/2010........     9.320112        10.080905          273,340
 01/01/2011 to 12/31/2011........    10.080905         9.940203          266,863
 01/01/2012 to 12/31/2012........     9.940203        10.841861          255,514
 01/01/2013 to 12/31/2013........    10.841861        12.112398          216,545
 01/01/2014 to 12/31/2014........    12.112398        12.646618          228,104
 01/01/2015 to 12/31/2015........    12.646618        12.355517          163,049
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.130359        11.521580           33,343
 01/01/2013 to 12/31/2013........    11.521580        10.954163           72,664
 01/01/2014 to 12/31/2014........    10.954163        11.211243           40,977
 01/01/2015 to 12/31/2015........    11.211243         9.977019           11,590
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.520383         1.739128        2,615,140
 01/01/2007 to 12/31/2007........     1.739128         1.883699        2,897,374
 01/01/2008 to 12/31/2008........     1.883699         1.033597        2,629,622
 01/01/2009 to 12/31/2009........     1.033597         1.239811        2,846,717
 01/01/2010 to 12/31/2010........     1.239811         1.303855        2,550,045
 01/01/2011 to 12/31/2011........     1.303855         1.024854        2,128,837
 01/01/2012 to 12/31/2012........     1.024854         1.203828        2,105,229
 01/01/2013 to 12/31/2013........     1.203828         1.364064        1,785,859
 01/01/2014 to 12/31/2014........     1.364064         1.297530        1,332,198
 01/01/2015 to 12/31/2015........     1.297530         1.249222          592,014
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.541538         1.763823        3,279,248
 01/01/2007 to 12/31/2007........     1.763823         1.912799        2,838,981
 01/01/2008 to 12/31/2008........     1.912799         1.050323        2,825,418
 01/01/2009 to 12/31/2009........     1.050323         1.260669        2,547,924
 01/01/2010 to 12/31/2010........     1.260669         1.327980        1,913,079

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.327980         1.045809        1,057,656
 01/01/2012 to 12/31/2012........     1.045809         1.228723          530,088
 01/01/2013 to 12/31/2013........     1.228723         1.394193          294,228
 01/01/2014 to 12/31/2014........     1.394193         1.328257          282,888
 01/01/2015 to 12/31/2015........     1.328257         1.279109          258,212
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.264818         1.292260        6,991,520
 01/01/2007 to 12/31/2007........     1.292260         1.356344        6,502,466
 01/01/2008 to 12/31/2008........     1.356344         1.409916        4,672,154
 01/01/2009 to 12/31/2009........     1.409916         1.456633        4,445,478
 01/01/2010 to 12/31/2010........     1.456633         1.515129        3,918,497
 01/01/2011 to 12/31/2011........     1.515129         1.599742        3,168,210
 01/01/2012 to 12/31/2012........     1.599742         1.631282        2,381,263
 01/01/2013 to 12/31/2013........     1.631282         1.564745        1,561,520
 01/01/2014 to 12/31/2014........     1.564745         1.624269        1,454,582
 01/01/2015 to 12/31/2015........     1.624269         1.599917        1,630,102
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.320432         4.427948        3,954,970
 01/01/2007 to 12/31/2007........     4.427948         4.619701        3,816,270
 01/01/2008 to 12/31/2008........     4.619701         4.379560        2,886,691
 01/01/2009 to 12/31/2009........     4.379560         4.705861        2,624,366
 01/01/2010 to 12/31/2010........     4.705861         5.004868        3,192,164
 01/01/2011 to 12/31/2011........     5.004868         5.236159        1,457,905
 01/01/2012 to 12/31/2012........     5.236159         5.527815        1,126,710
 01/01/2013 to 12/31/2013........     5.527815         5.385251          758,420
 01/01/2014 to 12/31/2014........     5.385251         5.660680          536,155
 01/01/2015 to 12/31/2015........     5.660680         5.589810          374,311
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.616426         2.675056          426,097
 01/01/2007 to 12/31/2007........     2.675056         3.117578          638,572
 01/01/2008 to 12/31/2008........     3.117578         1.942240          690,266
 01/01/2009 to 12/31/2009........     1.942240         2.609175          764,763
 01/01/2010 to 12/31/2010........     2.609175         3.067709          676,656
 01/01/2011 to 12/31/2011........     3.067709         2.742701          612,883
 01/01/2012 to 12/31/2012........     2.742701         3.078764          602,295
 01/01/2013 to 12/31/2013........     3.078764         4.057136          565,289
 01/01/2014 to 12/31/2014........     4.057136         4.337545          440,402
 01/01/2015 to 12/31/2015........     4.337545         4.525287          297,142
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.763654        16.936242            2,256
 01/01/2007 to 12/31/2007........    16.936242        17.286384            9,763
 01/01/2008 to 12/31/2008........    17.286384         9.364494           13,130
 01/01/2009 to 05/01/2009........     9.364494         9.766201                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.638548         2.700590        1,993,676
 01/01/2007 to 12/31/2007........     2.700590         3.150282        1,453,551
 01/01/2008 to 12/31/2008........     3.150282         1.964562        1,270,692
 01/01/2009 to 12/31/2009........     1.964562         2.641460        1,069,799
 01/01/2010 to 12/31/2010........     2.641460         3.109673          822,059
 01/01/2011 to 12/31/2011........     3.109673         2.783028          390,683
 01/01/2012 to 12/31/2012........     2.783028         3.126832          188,765
 01/01/2013 to 12/31/2013........     3.126832         4.124858           72,086

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     4.124858         4.414345           61,659
 01/01/2015 to 12/31/2015........     4.414345         4.609557           82,163
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.954137        10.262692           27,730
 01/01/2013 to 12/31/2013........    10.262692        11.140942           56,420
 01/01/2014 to 12/31/2014........    11.140942        11.612725           45,566
 01/01/2015 to 12/31/2015........    11.612725        11.415966           61,291
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.218756         1.428907        1,672,674
 01/01/2007 to 12/31/2007........     1.428907         1.450105        1,991,701
 01/01/2008 to 12/31/2008........     1.450105         0.925997        2,112,181
 01/01/2009 to 12/31/2009........     0.925997         1.012034        2,641,701
 01/01/2010 to 12/31/2010........     1.012034         1.084873        2,383,462
 01/01/2011 to 12/31/2011........     1.084873         1.089573        2,090,549
 01/01/2012 to 12/31/2012........     1.089573         1.221972        2,429,703
 01/01/2013 to 12/31/2013........     1.221972         1.584346        2,087,134
 01/01/2014 to 12/31/2014........     1.584346         1.710467        1,365,288
 01/01/2015 to 12/31/2015........     1.710467         1.579315          971,573
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.223282         1.435118        1,779,644
 01/01/2007 to 12/31/2007........     1.435118         1.458424        1,891,041
 01/01/2008 to 12/31/2008........     1.458424         0.932324        1,715,065
 01/01/2009 to 12/31/2009........     0.932324         1.020074        1,329,302
 01/01/2010 to 12/31/2010........     1.020074         1.094268          923,574
 01/01/2011 to 12/31/2011........     1.094268         1.099844          802,413
 01/01/2012 to 12/31/2012........     1.099844         1.235314          450,912
 01/01/2013 to 12/31/2013........     1.235314         1.603353          263,140
 01/01/2014 to 12/31/2014........     1.603353         1.732379          244,967
 01/01/2015 to 12/31/2015........     1.732379         1.601445          195,251
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.118816         2.180179        5,425,763
 01/01/2007 to 12/31/2007........     2.180179         2.248677        8,104,376
 01/01/2008 to 12/31/2008........     2.248677         2.270405       12,302,981
 01/01/2009 to 12/31/2009........     2.270405         2.240024        6,959,804
 01/01/2010 to 12/31/2010........     2.240024         2.204467        4,172,301
 01/01/2011 to 12/31/2011........     2.204467         2.169569        3,697,993
 01/01/2012 to 12/31/2012........     2.169569         2.134943        1,989,584
 01/01/2013 to 12/31/2013........     2.134943         2.101054        2,164,759
 01/01/2014 to 12/31/2014........     2.101054         2.067703        1,108,298
 01/01/2015 to 12/31/2015........     2.067703         2.034882          971,734
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.289435        19.348461        1,239,217
 01/01/2007 to 12/31/2007........    19.348461        16.182460          850,779
 01/01/2008 to 12/31/2008........    16.182460         9.288285          955,453
 01/01/2009 to 12/31/2009........     9.288285        12.315898          828,565
 01/01/2010 to 12/31/2010........    12.315898        14.072737          715,058
 01/01/2011 to 12/31/2011........    14.072737        13.076087          615,139
 01/01/2012 to 12/31/2012........    13.076087        16.211752          558,038
 01/01/2013 to 12/31/2013........    16.211752        16.520100          434,865
 01/01/2014 to 12/31/2014........    16.520100        18.414892          277,256
 01/01/2015 to 12/31/2015........    18.414892        17.868586          151,353
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.803205         0.776748        2,452,280

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     0.776748         0.781679        1,969,114
 01/01/2008 to 12/31/2008........     0.781679         0.468829        1,728,104
 01/01/2009 to 12/31/2009........     0.468829         0.613468        1,649,512
 01/01/2010 to 12/31/2010........     0.613468         0.747347        1,636,425
 01/01/2011 to 12/31/2011........     0.747347         0.759394        1,326,936
 01/01/2012 to 12/31/2012........     0.759394         0.885583        1,111,279
 01/01/2013 to 12/31/2013........     0.885583         1.268966        1,598,760
 01/01/2014 to 12/31/2014........     1.268966         1.484764        3,095,880
 01/01/2015 to 12/31/2015........     1.484764         1.402214        1,935,266
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   138.687693       169.905578           26,816
 01/01/2008 to 12/31/2008........   169.905578        96.980909           32,804
 01/01/2009 to 12/31/2009........    96.980909       136.342794           48,381
 01/01/2010 to 12/31/2010........   136.342794       146.788713           38,627
 01/01/2011 to 12/31/2011........   146.788713       133.563436           32,692
 01/01/2012 to 12/31/2012........   133.563436       161.025824           28,661
 01/01/2013 to 12/31/2013........   161.025824       204.087297           24,059
 01/01/2014 to 04/25/2014........   204.087297       212.383653                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.224239         9.876039           34,099
 01/01/2007 to 12/31/2007........     9.876039         9.144376           41,035
 01/01/2008 to 12/31/2008........     9.144376         4.083941           42,801
 01/01/2009 to 12/31/2009........     4.083941         5.545172           41,040
 01/01/2010 to 12/31/2010........     5.545172         5.857469           51,672
 01/01/2011 to 04/29/2011........     5.857469         6.224246                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.629150         0.569946        1,043,722
 01/01/2012 to 12/31/2012........     0.569946         0.664987          554,798
 01/01/2013 to 12/31/2013........     0.664987         0.954490          324,246
 01/01/2014 to 12/31/2014........     0.954490         1.117298          562,655
 01/01/2015 to 12/31/2015........     1.117298         1.055726          604,928
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.930056         0.996155        1,315,099
 01/01/2007 to 12/31/2007........     0.996155         0.923287        1,022,112
 01/01/2008 to 12/31/2008........     0.923287         0.412699        1,135,168
 01/01/2009 to 12/31/2009........     0.412699         0.560330          919,682
 01/01/2010 to 12/31/2010........     0.560330         0.592106          780,819
 01/01/2011 to 04/29/2011........     0.592106         0.629232                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    39.119897        40.990647           25,657
 01/01/2007 to 12/31/2007........    40.990647        48.499263           66,958
 01/01/2008 to 12/31/2008........    48.499263        25.848728           62,479
 01/01/2009 to 12/31/2009........    25.848728        37.918863          151,327
 01/01/2010 to 12/31/2010........    37.918863        42.912713           85,025
 01/01/2011 to 12/31/2011........    42.912713        40.862614           75,415
 01/01/2012 to 12/31/2012........    40.862614        44.510201           66,965
 01/01/2013 to 12/31/2013........    44.510201        58.011343           55,489
 01/01/2014 to 12/31/2014........    58.011343        63.299659           39,739
 01/01/2015 to 12/31/2015........    63.299659        63.917178           23,328
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.560464         1.978812        6,010,303

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   1.978812         1.925450          7,243,154
 01/01/2008 to 12/31/2008........   1.925450         1.120108          6,334,852
 01/01/2009 to 12/31/2009........   1.120108         1.709297          5,918,182
 01/01/2010 to 12/31/2010........   1.709297         1.958394          5,526,228
 01/01/2011 to 12/31/2011........   1.958394         1.652603          4,649,431
 01/01/2012 to 12/31/2012........   1.652603         2.101964          3,711,763
 01/01/2013 to 12/31/2013........   2.101964         2.699323          2,889,136
 01/01/2014 to 12/31/2014........   2.699323         2.502664          1,966,745
 01/01/2015 to 12/31/2015........   2.502664         2.351562          1,280,624
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.566275         1.988285          1,441,994
 01/01/2007 to 12/31/2007........   1.988285         1.936990          1,563,307
 01/01/2008 to 12/31/2008........   1.936990         1.127931          1,168,484
 01/01/2009 to 12/31/2009........   1.127931         1.723506          1,070,177
 01/01/2010 to 12/31/2010........   1.723506         1.976130            875,256
 01/01/2011 to 12/31/2011........   1.976130         1.670209            386,967
 01/01/2012 to 12/31/2012........   1.670209         2.124674            162,309
 01/01/2013 to 12/31/2013........   2.124674         2.731793            115,263
 01/01/2014 to 12/31/2014........   2.731793         2.536113             95,866
 01/01/2015 to 12/31/2015........   2.536113         2.384688            106,692
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010680         1.046550            164,335
 01/01/2013 to 12/31/2013........   1.046550         1.049105            448,211
 01/01/2014 to 12/31/2014........   1.049105         1.090071            354,662
 01/01/2015 to 12/31/2015........   1.090071         1.027658            118,981
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.465202         2.530822          1,570,605
 01/01/2013 to 12/31/2013........   2.530822         3.245460          1,091,031
 01/01/2014 to 12/31/2014........   3.245460         3.501945            767,002
 01/01/2015 to 12/31/2015........   3.501945         3.136825            480,560
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........   2.355913         2.578245          4,265,720
 01/01/2007 to 12/31/2007........   2.578245         2.618053          3,664,108
 01/01/2008 to 12/31/2008........   2.618053         1.353167          3,045,603
 01/01/2009 to 12/31/2009........   1.353167         1.967460          2,794,157
 01/01/2010 to 12/31/2010........   1.967460         2.440636          2,657,375
 01/01/2011 to 12/31/2011........   2.440636         2.241661          2,005,470
 01/01/2012 to 04/27/2012........   2.241661         2.477331                  0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........   1.289097         1.448622          1,132,529
 01/01/2007 to 12/31/2007........   1.448622         1.583328            995,467
 01/01/2008 to 12/31/2008........   1.583328         0.954672            809,830
 01/01/2009 to 12/31/2009........   0.954672         1.257262            750,420
 01/01/2010 to 12/31/2010........   1.257262         1.561286            846,487
 01/01/2011 to 12/31/2011........   1.561286         1.519941            700,792
 01/01/2012 to 12/31/2012........   1.519941         1.768372            497,949
 01/01/2013 to 12/31/2013........   1.768372         2.439503            491,002
 01/01/2014 to 12/31/2014........   2.439503         2.590703            305,071
 01/01/2015 to 12/31/2015........   2.590703         2.505988            235,927
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   0.483272         0.487625            556,762
 01/01/2007 to 12/31/2007........   0.487625         0.534493            865,603

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     0.534493         0.333751        1,086,531
 01/01/2009 to 12/31/2009........     0.333751         0.458401        2,123,425
 01/01/2010 to 12/31/2010........     0.458401         0.502168        1,981,569
 01/01/2011 to 12/31/2011........     0.502168         0.495309          874,770
 01/01/2012 to 12/31/2012........     0.495309         0.563234        1,371,578
 01/01/2013 to 12/31/2013........     0.563234         0.757901        1,263,020
 01/01/2014 to 12/31/2014........     0.757901         0.811085          894,157
 01/01/2015 to 12/31/2015........     0.811085         0.882339          450,219
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.545877         9.051134           46,263
 01/01/2007 to 12/31/2007........     9.051134        10.179389           69,786
 01/01/2008 to 12/31/2008........    10.179389         5.415309           66,569
 01/01/2009 to 12/31/2009........     5.415309         7.658423           63,957
 01/01/2010 to 12/31/2010........     7.658423         8.245136           79,095
 01/01/2011 to 12/31/2011........     8.245136         8.002498           53,784
 01/01/2012 to 04/27/2012........     8.002498         8.996921                0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.484295         0.489014        1,722,112
 01/01/2007 to 12/31/2007........     0.489014         0.536762        1,494,296
 01/01/2008 to 12/31/2008........     0.536762         0.335025        1,110,516
 01/01/2009 to 12/31/2009........     0.335025         0.461202        1,080,206
 01/01/2010 to 12/31/2010........     0.461202         0.505816          678,936
 01/01/2011 to 12/31/2011........     0.505816         0.499332          371,189
 01/01/2012 to 12/31/2012........     0.499332         0.567917          288,455
 01/01/2013 to 12/31/2013........     0.567917         0.765158          197,720
 01/01/2014 to 12/31/2014........     0.765158         0.819709          191,397
 01/01/2015 to 12/31/2015........     0.819709         0.892730          225,988
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012734         1.048593           60,020
 01/01/2013 to 12/31/2013........     1.048593         1.145328          401,071
 01/01/2014 to 12/31/2014........     1.145328         1.205776          343,329
 01/01/2015 to 12/31/2015........     1.205776         1.197248          123,062
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.891273        14.148873           43,704
 01/01/2014 to 12/31/2014........    14.148873        14.407066           32,572
 01/01/2015 to 12/31/2015........    14.407066        14.352448           18,598
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         7.975389           50,460
 01/01/2009 to 12/31/2009........     7.975389        10.033008           55,099
 01/01/2010 to 12/31/2010........    10.033008        11.040934           73,288
 01/01/2011 to 12/31/2011........    11.040934        11.097953           67,370
 01/01/2012 to 12/31/2012........    11.097953        12.285250           88,777
 01/01/2013 to 04/26/2013........    12.285250        12.815640                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.727115         3.123967          957,556
 01/01/2007 to 12/31/2007........     3.123967         3.431486        2,028,104
 01/01/2008 to 12/31/2008........     3.431486         2.159249        1,740,851
 01/01/2009 to 12/31/2009........     2.159249         2.760921        1,478,267
 01/01/2010 to 12/31/2010........     2.760921         3.456441        1,273,978
 01/01/2011 to 12/31/2011........     3.456441         3.413210        1,210,894
 01/01/2012 to 12/31/2012........     3.413210         3.838000        1,098,005
 01/01/2013 to 12/31/2013........     3.838000         5.313831          918,590
 01/01/2014 to 12/31/2014........     5.313831         5.412611          532,681

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   5.412611         5.233891            272,104
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.749980         3.153181          1,606,420
 01/01/2007 to 12/31/2007........   3.153181         3.466862          1,599,847
 01/01/2008 to 12/31/2008........   3.466862         2.183704          1,440,440
 01/01/2009 to 12/31/2009........   2.183704         2.794852          1,229,223
 01/01/2010 to 12/31/2010........   2.794852         3.502507            939,987
 01/01/2011 to 12/31/2011........   3.502507         3.462209            677,609
 01/01/2012 to 12/31/2012........   3.462209         3.896896            350,579
 01/01/2013 to 12/31/2013........   3.896896         5.400814            161,627
 01/01/2014 to 12/31/2014........   5.400814         5.506476            146,244
 01/01/2015 to 12/31/2015........   5.506476         5.330162            138,776
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.994928         1.074352          3,681,568
 01/01/2007 to 12/31/2007........   1.074352         1.102825          3,297,131
 01/01/2008 to 12/31/2008........   1.102825         0.636943          2,906,450
 01/01/2009 to 12/31/2009........   0.636943         0.812851          2,770,303
 01/01/2010 to 12/31/2010........   0.812851         1.050723          2,328,039
 01/01/2011 to 12/31/2011........   1.050723         1.062467          2,023,835
 01/01/2012 to 12/31/2012........   1.062467         1.159415          1,548,049
 01/01/2013 to 12/31/2013........   1.159415         1.693044          1,442,247
 01/01/2014 to 12/31/2014........   1.693044         1.681741            929,672
 01/01/2015 to 12/31/2015........   1.681741         1.678667            662,970
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........   1.653585         1.776280          6,366,804
 01/01/2007 to 12/31/2007........   1.776280         1.862426          6,614,707
 01/01/2008 to 12/31/2008........   1.862426         1.491822          5,097,221
 01/01/2009 to 12/31/2009........   1.491822         2.008030          4,515,036
 01/01/2010 to 12/31/2010........   2.008030         2.232391          3,921,351
 01/01/2011 to 12/31/2011........   2.232391         2.295003          2,916,632
 01/01/2012 to 12/31/2012........   2.295003         2.550789          2,409,592
 01/01/2013 to 12/31/2013........   2.550789         2.710599          1,838,172
 01/01/2014 to 12/31/2014........   2.710599         2.796392          1,338,052
 01/01/2015 to 12/31/2015........   2.796392         2.692163            861,695
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   3.447788         3.806276          2,128,666
 01/01/2007 to 12/31/2007........   3.806276         3.480530          2,041,663
 01/01/2008 to 12/31/2008........   3.480530         1.844979          1,851,824
 01/01/2009 to 12/31/2009........   1.844979         2.563724          1,702,308
 01/01/2010 to 12/31/2010........   2.563724         2.895454          1,551,484
 01/01/2011 to 12/31/2011........   2.895454         3.034539          1,383,209
 01/01/2012 to 12/31/2012........   3.034539         3.331965          1,262,012
 01/01/2013 to 12/31/2013........   3.331965         4.476262            985,249
 01/01/2014 to 12/31/2014........   4.476262         4.478948            567,976
 01/01/2015 to 12/31/2015........   4.478948         3.981831            320,641
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.520483         3.890429          5,968,778
 01/01/2007 to 12/31/2007........   3.890429         3.561032          5,186,771
 01/01/2008 to 12/31/2008........   3.561032         1.889525          4,392,851
 01/01/2009 to 12/31/2009........   1.889525         2.628186          3,806,242
 01/01/2010 to 12/31/2010........   2.628186         2.971170          3,100,266
 01/01/2011 to 12/31/2011........   2.971170         3.117036          1,814,270
 01/01/2012 to 12/31/2012........   3.117036         3.425998            906,491

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.425998         4.607327          428,040
 01/01/2014 to 12/31/2014........     4.607327         4.614661          406,004
 01/01/2015 to 12/31/2015........     4.614661         4.106503          348,049
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987809         9.753792            5,406
 01/01/2012 to 12/31/2012........     9.753792        10.020294            2,812
 01/01/2013 to 12/31/2013........    10.020294         9.975705           24,962
 01/01/2014 to 12/31/2014........     9.975705         9.921207           43,547
 01/01/2015 to 12/31/2015........     9.921207         9.702949           26,771
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.135628        12.675464          117,272
 01/01/2007 to 12/31/2007........    12.675464        12.880927          244,730
 01/01/2008 to 12/31/2008........    12.880927         7.548534          299,115
 01/01/2009 to 12/31/2009........     7.548534         9.767981          249,032
 01/01/2010 to 12/31/2010........     9.767981        11.121367          370,336
 01/01/2011 to 04/29/2011........    11.121367        12.051635                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.015386        10.276570          330,420
 01/01/2012 to 12/31/2012........    10.276570        11.805698          270,260
 01/01/2013 to 12/31/2013........    11.805698        15.046595          224,520
 01/01/2014 to 12/31/2014........    15.046595        15.561266          123,344
 01/01/2015 to 12/31/2015........    15.561266        15.006708           59,959
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.285922        10.820674          157,160
 01/01/2007 to 12/31/2007........    10.820674        11.241226          459,001
 01/01/2008 to 12/31/2008........    11.241226         9.470694          852,577
 01/01/2009 to 12/31/2009........     9.470694        11.233430          904,657
 01/01/2010 to 12/31/2010........    11.233430        12.166423          895,851
 01/01/2011 to 12/31/2011........    12.166423        12.363163          870,824
 01/01/2012 to 12/31/2012........    12.363163        13.282693          868,932
 01/01/2013 to 12/31/2013........    13.282693        13.632133          672,006
 01/01/2014 to 12/31/2014........    13.632133        14.015687          512,837
 01/01/2015 to 12/31/2015........    14.015687        13.712446          522,320
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.503558        11.311294        1,100,116
 01/01/2007 to 12/31/2007........    11.311294        11.666322        1,548,316
 01/01/2008 to 12/31/2008........    11.666322         9.001247        1,344,836
 01/01/2009 to 12/31/2009........     9.001247        10.955786        1,171,265
 01/01/2010 to 12/31/2010........    10.955786        12.024721        1,099,827
 01/01/2011 to 12/31/2011........    12.024721        11.958392          935,552
 01/01/2012 to 12/31/2012........    11.958392        13.116385          833,851
 01/01/2013 to 12/31/2013........    13.116385        14.318416          733,508
 01/01/2014 to 12/31/2014........    14.318416        14.785330          573,610
 01/01/2015 to 12/31/2015........    14.785330        14.394459          369,231
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.734050        11.814835        1,557,506
 01/01/2007 to 12/31/2007........    11.814835        12.131604        3,623,715
 01/01/2008 to 12/31/2008........    12.131604         8.520078        3,887,940
 01/01/2009 to 12/31/2009........     8.520078        10.609381        3,708,347
 01/01/2010 to 12/31/2010........    10.609381        11.816261        3,597,593
 01/01/2011 to 12/31/2011........    11.816261        11.469905        3,457,375
 01/01/2012 to 12/31/2012........    11.469905        12.781453        3,041,430
 01/01/2013 to 12/31/2013........    12.781453        14.840782        2,744,799

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    14.840782        15.342845        2,416,626
 01/01/2015 to 12/31/2015........    15.342845        14.907867        1,689,761
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.959606        12.319482        2,977,663
 01/01/2007 to 12/31/2007........    12.319482        12.589616        6,419,896
 01/01/2008 to 12/31/2008........    12.589616         8.038528        7,383,995
 01/01/2009 to 12/31/2009........     8.038528        10.212538        7,076,022
 01/01/2010 to 12/31/2010........    10.212538        11.527862        6,576,218
 01/01/2011 to 12/31/2011........    11.527862        10.917303        6,071,950
 01/01/2012 to 12/31/2012........    10.917303        12.396149        5,638,962
 01/01/2013 to 12/31/2013........    12.396149        15.165284        4,835,348
 01/01/2014 to 12/31/2014........    15.165284        15.704718        4,364,636
 01/01/2015 to 12/31/2015........    15.704718        15.193276        3,048,174
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         7.023946           32,441
 01/01/2009 to 12/31/2009........     7.023946         8.886071           42,899
 01/01/2010 to 12/31/2010........     8.886071         9.623591           70,001
 01/01/2011 to 12/31/2011........     9.623591         9.304410           41,077
 01/01/2012 to 12/31/2012........     9.304410        10.632284           35,315
 01/01/2013 to 04/26/2013........    10.632284        11.438949                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.512887        13.105859           61,986
 01/01/2014 to 04/25/2014........    13.105859        13.044677                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.981034        10.430088           17,954
 01/01/2013 to 12/31/2013........    10.430088        11.738706           97,804
 01/01/2014 to 12/31/2014........    11.738706        12.666989          111,962
 01/01/2015 to 12/31/2015........    12.666989        11.956367          120,174
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.426031         1.541357        3,779,819
 01/01/2007 to 12/31/2007........     1.541357         1.630771        3,351,786
 01/01/2008 to 12/31/2008........     1.630771         1.020994        2,997,819
 01/01/2009 to 12/31/2009........     1.020994         1.374307        2,708,746
 01/01/2010 to 12/31/2010........     1.374307         1.704093        2,139,787
 01/01/2011 to 12/31/2011........     1.704093         1.640413        1,624,962
 01/01/2012 to 12/31/2012........     1.640413         1.893982        1,312,865
 01/01/2013 to 12/31/2013........     1.893982         2.475858          937,392
 01/01/2014 to 12/31/2014........     2.475858         2.661340          569,140
 01/01/2015 to 12/31/2015........     2.661340         2.550438          414,956
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.786817        11.263864            7,961
 01/01/2014 to 12/31/2014........    11.263864        12.111660           10,250
 01/01/2015 to 12/31/2015........    12.111660        11.774966           19,916
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.665570         4.155390        3,219,809
 01/01/2007 to 12/31/2007........     4.155390         4.292499        2,789,639
 01/01/2008 to 12/31/2008........     4.292499         2.650227        2,452,136
 01/01/2009 to 12/31/2009........     2.650227         3.284211        2,354,533
 01/01/2010 to 12/31/2010........     3.284211         3.700454        1,978,372
 01/01/2011 to 12/31/2011........     3.700454         3.701390        1,298,009
 01/01/2012 to 12/31/2012........     3.701390         4.204309          912,253
 01/01/2013 to 12/31/2013........     4.204309         5.449156          617,754
 01/01/2014 to 12/31/2014........     5.449156         6.065106          507,762

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   6.065106         6.023349            477,813
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........   8.867953         9.262258             15,310
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........   0.893979         0.934033                  0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........   1.286912         1.602981          3,480,312
 01/01/2007 to 12/31/2007........   1.602981         1.787056          3,960,897
 01/01/2008 to 12/31/2008........   1.787056         1.013561          4,325,382
 01/01/2009 to 12/31/2009........   1.013561         1.312335          3,830,740
 01/01/2010 to 12/31/2010........   1.312335         1.438810          3,122,820
 01/01/2011 to 12/31/2011........   1.438810         1.264298          2,368,272
 01/01/2012 to 12/31/2012........   1.264298         1.451998          2,008,879
 01/01/2013 to 12/31/2013........   1.451998         1.704133          1,534,770
 01/01/2014 to 12/31/2014........   1.704133         1.560531          1,054,056
 01/01/2015 to 12/31/2015........   1.560531         1.508518            786,912
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.905970         4.302877          2,060,698
 01/01/2007 to 12/31/2007........   4.302877         4.408561          2,219,964
 01/01/2008 to 12/31/2008........   4.408561         3.368831          1,991,531
 01/01/2009 to 12/31/2009........   3.368831         3.922193          1,729,362
 01/01/2010 to 12/31/2010........   3.922193         4.238158          1,433,239
 01/01/2011 to 12/31/2011........   4.238158         4.261078          1,094,304
 01/01/2012 to 12/31/2012........   4.261078         4.667275            782,122
 01/01/2013 to 12/31/2013........   4.667275         5.452106            602,943
 01/01/2014 to 12/31/2014........   5.452106         5.814326            430,094
 01/01/2015 to 12/31/2015........   5.814326         5.699170            223,417
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.251989         1.451966          2,931,446
 01/01/2007 to 12/31/2007........   1.451966         1.371269          2,773,968
 01/01/2008 to 12/31/2008........   1.371269         0.894630          2,626,587
 01/01/2009 to 12/31/2009........   0.894630         1.061664          2,711,033
 01/01/2010 to 12/31/2010........   1.061664         1.161624          2,482,650
 01/01/2011 to 12/31/2011........   1.161624         1.150528          2,540,040
 01/01/2012 to 12/31/2012........   1.150528         1.316930          2,638,511
 01/01/2013 to 12/31/2013........   1.316930         1.754651          2,744,566
 01/01/2014 to 12/31/2014........   1.754651         1.909183          2,181,669
 01/01/2015 to 12/31/2015........   1.909183         1.872030          1,556,818
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.756018         3.028663            352,558
 01/01/2007 to 12/31/2007........   3.028663         3.097746            368,084
 01/01/2008 to 12/31/2008........   3.097746         1.856436            311,288
 01/01/2009 to 12/31/2009........   1.856436         2.219517            314,850
 01/01/2010 to 12/31/2010........   2.219517         2.496174            257,707
 01/01/2011 to 12/31/2011........   2.496174         2.299788            207,476
 01/01/2012 to 12/31/2012........   2.299788         2.613221            148,553
 01/01/2013 to 04/26/2013........   2.613221         2.875212                  0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998247         6.591039              3,983
 01/01/2009 to 12/31/2009........   6.591039         8.100522             37,985
 01/01/2010 to 12/31/2010........   8.100522         8.850774             42,037
 01/01/2011 to 12/31/2011........   8.850774         8.662934             26,728
 01/01/2012 to 12/31/2012........   8.662934         9.711057             19,977

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 04/26/2013........   9.711057         10.630832                 0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.260792          1.463351         3,581,343
 01/01/2007 to 12/31/2007........   1.463351          1.383424         2,970,558
 01/01/2008 to 12/31/2008........   1.383424          0.903815         2,517,435
 01/01/2009 to 12/31/2009........   0.903815          1.073328         2,284,932
 01/01/2010 to 12/31/2010........   1.073328          1.175169         1,889,305
 01/01/2011 to 12/31/2011........   1.175169          1.165874         1,456,286
 01/01/2012 to 12/31/2012........   1.165874          1.335356           774,122
 01/01/2013 to 12/31/2013........   1.335356          1.782460           355,065
 01/01/2014 to 12/31/2014........   1.782460          1.940601           334,488
 01/01/2015 to 12/31/2015........   1.940601          1.904631           327,252
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.783606          3.061937           528,401
 01/01/2007 to 12/31/2007........   3.061937          3.134854           430,049
 01/01/2008 to 12/31/2008........   3.134854          1.880800           358,925
 01/01/2009 to 12/31/2009........   1.880800          2.251836           316,008
 01/01/2010 to 12/31/2010........   2.251836          2.535159           225,222
 01/01/2011 to 12/31/2011........   2.535159          2.337874           127,394
 01/01/2012 to 12/31/2012........   2.337874          2.659216            45,470
 01/01/2013 to 04/26/2013........   2.659216          2.926856                 0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.253930          1.454404         1,536,295
 01/01/2011 to 12/31/2011........   1.454404          1.332284           986,161
 01/01/2012 to 12/31/2012........   1.332284          1.432716           772,961
 01/01/2013 to 12/31/2013........   1.432716          1.960212           595,048
 01/01/2014 to 12/31/2014........   1.960212          1.948660           413,466
 01/01/2015 to 12/31/2015........   1.948660          1.821403           326,935
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.704926          1.871877         2,008,067
 01/01/2007 to 12/31/2007........   1.871877          1.991405         1,989,430
 01/01/2008 to 12/31/2008........   1.991405          0.873383         1,952,129
 01/01/2009 to 12/31/2009........   0.873383          1.147738         1,861,117
 01/01/2010 to 04/30/2010........   1.147738          1.241387                 0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.220969          1.507414         5,670,291
 01/01/2007 to 12/31/2007........   1.507414          1.639415         5,559,450
 01/01/2008 to 12/31/2008........   1.639415          0.932495         4,735,352
 01/01/2009 to 12/31/2009........   0.932495          1.177291         4,465,150
 01/01/2010 to 12/31/2010........   1.177291          1.250296         3,929,696
 01/01/2011 to 12/31/2011........   1.250296          1.074838         3,092,757
 01/01/2012 to 12/31/2012........   1.074838          1.248335         2,353,446
 01/01/2013 to 12/31/2013........   1.248335          1.492911         1,378,988
 01/01/2014 to 12/31/2014........   1.492911          1.377126           891,299
 01/01/2015 to 12/31/2015........   1.377126          1.337920           654,595
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.837051          2.105247         2,527,452
 01/01/2007 to 12/31/2007........   2.105247          1.995172         2,339,647
 01/01/2008 to 12/31/2008........   1.995172          1.206400         2,137,231
 01/01/2009 to 12/31/2009........   1.206400          1.339623         2,260,234
 01/01/2010 to 12/31/2010........   1.339623          1.599734         2,131,817
 01/01/2011 to 12/31/2011........   1.599734          1.661090         1,705,154
 01/01/2012 to 12/31/2012........   1.661090          1.794014         1,526,482

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.794014         2.439789        1,513,023
 01/01/2014 to 12/31/2014........     2.439789         2.393846          844,688
 01/01/2015 to 12/31/2015........     2.393846         2.364800          531,459
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.433513         1.617859        1,797,472
 01/01/2007 to 12/31/2007........     1.617859         1.548889        1,839,995
 01/01/2008 to 12/31/2008........     1.548889         0.940433        1,620,582
 01/01/2009 to 12/31/2009........     0.940433         1.265736        1,592,283
 01/01/2010 to 12/31/2010........     1.265736         1.530404        1,522,140
 01/01/2011 to 12/31/2011........     1.530404         1.426693        1,145,998
 01/01/2012 to 12/31/2012........     1.426693         1.478138          947,769
 01/01/2013 to 04/26/2013........     1.478138         1.601689                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.842407         2.114995        6,411,488
 01/01/2007 to 12/31/2007........     2.114995         2.006791        5,210,290
 01/01/2008 to 12/31/2008........     2.006791         1.214500        4,148,413
 01/01/2009 to 12/31/2009........     1.214500         1.349656        3,899,962
 01/01/2010 to 12/31/2010........     1.349656         1.613185        3,133,159
 01/01/2011 to 12/31/2011........     1.613185         1.675879        2,009,800
 01/01/2012 to 12/31/2012........     1.675879         1.812435          958,927
 01/01/2013 to 12/31/2013........     1.812435         2.468125          532,752
 01/01/2014 to 12/31/2014........     2.468125         2.424313          493,001
 01/01/2015 to 12/31/2015........     2.424313         2.396045          440,117
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.530281        18.928740          134,967
 01/01/2007 to 12/31/2007........    18.928740        19.793045          157,691
 01/01/2008 to 12/31/2008........    19.793045        11.577961          125,145
 01/01/2009 to 12/31/2009........    11.577961        15.929235          125,380
 01/01/2010 to 12/31/2010........    15.929235        18.173340          112,800
 01/01/2011 to 12/31/2011........    18.173340        16.382079           77,592
 01/01/2012 to 12/31/2012........    16.382079        19.534399           77,099
 01/01/2013 to 12/31/2013........    19.534399        24.436787           70,314
 01/01/2014 to 12/31/2014........    24.436787        24.564091           51,808
 01/01/2015 to 12/31/2015........    24.564091        25.125574           36,395
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998247         6.560224            1,439
 01/01/2009 to 12/31/2009........     6.560224         8.562128           15,080
 01/01/2010 to 12/31/2010........     8.562128         9.071628           21,275
 01/01/2011 to 12/31/2011........     9.071628         8.312155           22,391
 01/01/2012 to 12/31/2012........     8.312155         9.996624           49,675
 01/01/2013 to 04/26/2013........     9.996624        10.620700                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999781         1.034159                0
 01/01/2015 to 12/31/2015........     1.034159         0.962001                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.929626        11.021826           10,530
 01/01/2007 to 12/31/2007........    11.021826        12.017102          102,231
 01/01/2008 to 12/31/2008........    12.017102        11.011122          381,006
 01/01/2009 to 12/31/2009........    11.011122        12.792205          508,674
 01/01/2010 to 12/31/2010........    12.792205        13.566250          520,547
 01/01/2011 to 12/31/2011........    13.566250        14.838974          493,886
 01/01/2012 to 12/31/2012........    14.838974        15.935663          507,702
 01/01/2013 to 12/31/2013........    15.935663        14.228103          365,070

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    14.228103        14.407365          252,921
 01/01/2015 to 12/31/2015........    14.407365        13.737709          142,828
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.207358         1.241927       25,432,647
 01/01/2007 to 12/31/2007........     1.241927         1.314558       24,228,413
 01/01/2008 to 12/31/2008........     1.314558         1.298939       18,888,307
 01/01/2009 to 12/31/2009........     1.298939         1.508792       18,377,813
 01/01/2010 to 12/31/2010........     1.508792         1.606167       16,193,669
 01/01/2011 to 12/31/2011........     1.606167         1.630843       12,128,709
 01/01/2012 to 12/31/2012........     1.630843         1.753607        9,408,185
 01/01/2013 to 12/31/2013........     1.753607         1.692717        7,080,226
 01/01/2014 to 12/31/2014........     1.692717         1.735679        5,055,481
 01/01/2015 to 12/31/2015........     1.735679         1.708214        3,352,827
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.750873        10.902456            7,444
 01/01/2013 to 12/31/2013........    10.902456        10.244483           37,164
 01/01/2014 to 12/31/2014........    10.244483        10.843725           25,674
 01/01/2015 to 12/31/2015........    10.843725        10.717499           35,348
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215538        10.738131            3,948
 01/01/2014 to 12/31/2014........    10.738131        11.480843            6,689
 01/01/2015 to 12/31/2015........    11.480843        11.157219            6,217
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.563867         1.809693        5,259,626
 01/01/2007 to 12/31/2007........     1.809693         1.750455        4,784,089
 01/01/2008 to 12/31/2008........     1.750455         1.142560        4,043,608
 01/01/2009 to 12/31/2009........     1.142560         1.412958        3,854,722
 01/01/2010 to 12/31/2010........     1.412958         1.760129        3,311,263
 01/01/2011 to 12/31/2011........     1.760129         1.657983        2,677,719
 01/01/2012 to 12/31/2012........     1.657983         1.893425        1,856,858
 01/01/2013 to 12/31/2013........     1.893425         2.574862        1,147,404
 01/01/2014 to 12/31/2014........     2.574862         2.655152          638,119
 01/01/2015 to 12/31/2015........     2.655152         2.495636          429,264
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010712         1.066681           46,513
 01/01/2013 to 12/31/2013........     1.066681         1.155890          165,515
 01/01/2014 to 12/31/2014........     1.155890         1.225579          113,650
 01/01/2015 to 12/31/2015........     1.225579         1.195522           39,579
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.501212        11.133180           14,462
 01/01/2007 to 12/31/2007........    11.133180        11.547004           17,875
 01/01/2008 to 12/31/2008........    11.547004         8.515560           31,512
 01/01/2009 to 12/31/2009........     8.515560        10.466042           81,967
 01/01/2010 to 12/31/2010........    10.466042        11.560593          362,628
 01/01/2011 to 12/31/2011........    11.560593        11.498194          218,845
 01/01/2012 to 12/31/2012........    11.498194        12.768193          227,747
 01/01/2013 to 12/31/2013........    12.768193        14.190447          195,543
 01/01/2014 to 12/31/2014........    14.190447        14.776842          191,199
 01/01/2015 to 12/31/2015........    14.776842        14.256789          160,066
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.691865        11.387352           13,471
 01/01/2007 to 12/31/2007........    11.387352        11.835268           24,748
 01/01/2008 to 12/31/2008........    11.835268         7.807065           16,507

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.807065         9.918875          123,280
 01/01/2010 to 12/31/2010........     9.918875        11.143148          147,800
 01/01/2011 to 12/31/2011........    11.143148        10.733143          267,797
 01/01/2012 to 12/31/2012........    10.733143        12.149637          249,907
 01/01/2013 to 12/31/2013........    12.149637        14.117693          266,225
 01/01/2014 to 12/31/2014........    14.117693        14.640936          207,168
 01/01/2015 to 12/31/2015........    14.640936        14.075544          169,181
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.250798         1.389577        2,323,481
 01/01/2007 to 12/31/2007........     1.389577         1.492542        2,599,776
 01/01/2008 to 12/31/2008........     1.492542         0.851851        2,658,485
 01/01/2009 to 12/31/2009........     0.851851         1.199123        2,556,959
 01/01/2010 to 12/31/2010........     1.199123         1.377692        2,198,713
 01/01/2011 to 12/31/2011........     1.377692         1.337764        1,875,525
 01/01/2012 to 12/31/2012........     1.337764         1.562261        1,779,770
 01/01/2013 to 12/31/2013........     1.562261         2.133525        3,336,794
 01/01/2014 to 12/31/2014........     2.133525         2.284975        2,541,684
 01/01/2015 to 12/31/2015........     2.284975         2.485104        1,428,419
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.470564         0.487874        2,959,705
 01/01/2007 to 12/31/2007........     0.487874         0.631436        4,990,598
 01/01/2008 to 12/31/2008........     0.631436         0.345163        5,474,189
 01/01/2009 to 12/31/2009........     0.345163         0.540015        5,652,634
 01/01/2010 to 12/31/2010........     0.540015         0.678609        4,013,953
 01/01/2011 to 12/31/2011........     0.678609         0.601772        6,026,902
 01/01/2012 to 12/31/2012........     0.601772         0.663932        5,253,367
 01/01/2013 to 04/26/2013........     0.663932         0.693847                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.796528         0.832239        7,066,576
 01/01/2007 to 12/31/2007........     0.832239         0.963407        7,702,266
 01/01/2008 to 12/31/2008........     0.963407         0.571214        7,174,342
 01/01/2009 to 12/31/2009........     0.571214         0.817769        6,745,474
 01/01/2010 to 12/31/2010........     0.817769         1.027592        5,868,648
 01/01/2011 to 12/31/2011........     1.027592         0.994651        4,431,848
 01/01/2012 to 12/31/2012........     0.994651         1.112709        3,800,390
 01/01/2013 to 12/31/2013........     1.112709         1.495610        3,113,968
 01/01/2014 to 12/31/2014........     1.495610         1.659897        2,472,142
 01/01/2015 to 12/31/2015........     1.659897         1.742565        1,895,777
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.415952         1.444098          674,484
 01/01/2007 to 12/31/2007........     1.444098         1.556521          738,626
 01/01/2008 to 12/31/2008........     1.556521         0.975437          968,259
 01/01/2009 to 12/31/2009........     0.975437         1.330833          903,533
 01/01/2010 to 12/31/2010........     1.330833         1.763710          929,772
 01/01/2011 to 12/31/2011........     1.763710         1.760891          821,257
 01/01/2012 to 12/31/2012........     1.760891         2.008469          848,248
 01/01/2013 to 12/31/2013........     2.008469         2.849696          755,168
 01/01/2014 to 12/31/2014........     2.849696         2.990859          498,644
 01/01/2015 to 12/31/2015........     2.990859         3.015903          408,426
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.956297         2.018231        2,855,448
 01/01/2007 to 12/31/2007........     2.018231         2.059586        3,119,527
 01/01/2008 to 12/31/2008........     2.059586         1.718262        2,547,418

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.718262         2.230307        2,238,595
 01/01/2010 to 12/31/2010........     2.230307         2.468297        2,053,931
 01/01/2011 to 12/31/2011........     2.468297         2.570967        1,682,107
 01/01/2012 to 12/31/2012........     2.570967         2.815669        1,609,764
 01/01/2013 to 12/31/2013........     2.815669         2.793889        1,304,547
 01/01/2014 to 12/31/2014........     2.793889         2.894968          913,948
 01/01/2015 to 12/31/2015........     2.894968         2.792017          540,398
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.975842         2.038970        3,640,423
 01/01/2007 to 12/31/2007........     2.038970         2.084453        3,683,248
 01/01/2008 to 12/31/2008........     2.084453         1.741245        3,067,366
 01/01/2009 to 12/31/2009........     1.741245         2.261567        2,630,081
 01/01/2010 to 12/31/2010........     2.261567         2.506637        2,090,061
 01/01/2011 to 12/31/2011........     2.506637         2.613131        1,404,918
 01/01/2012 to 12/31/2012........     2.613131         2.861950          859,046
 01/01/2013 to 12/31/2013........     2.861950         2.842859          575,989
 01/01/2014 to 12/31/2014........     2.842859         2.948777          498,442
 01/01/2015 to 12/31/2015........     2.948777         2.846965          460,035
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.543790         1.578832        4,273,029
 01/01/2007 to 12/31/2007........     1.578832         1.616303        4,262,107
 01/01/2008 to 12/31/2008........     1.616303         1.582115        4,145,062
 01/01/2009 to 12/31/2009........     1.582115         1.620533        3,593,723
 01/01/2010 to 12/31/2010........     1.620533         1.682408        3,329,227
 01/01/2011 to 12/31/2011........     1.682408         1.742961        2,894,771
 01/01/2012 to 12/31/2012........     1.742961         1.767423        2,712,920
 01/01/2013 to 12/31/2013........     1.767423         1.723623        1,938,594
 01/01/2014 to 12/31/2014........     1.723623         1.739520        1,087,169
 01/01/2015 to 12/31/2015........     1.739520         1.717164          535,528
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.559285         1.595602        5,087,809
 01/01/2007 to 12/31/2007........     1.595602         1.635026        3,818,123
 01/01/2008 to 12/31/2008........     1.635026         1.602116        2,659,069
 01/01/2009 to 12/31/2009........     1.602116         1.642683        2,423,112
 01/01/2010 to 12/31/2010........     1.642683         1.708288        1,684,764
 01/01/2011 to 12/31/2011........     1.708288         1.770045          928,299
 01/01/2012 to 12/31/2012........     1.770045         1.796624          451,381
 01/01/2013 to 12/31/2013........     1.796624         1.754855          222,913
 01/01/2014 to 12/31/2014........     1.754855         1.771277          156,832
 01/01/2015 to 12/31/2015........     1.771277         1.750098          111,929
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    37.174095        40.334109           35,511
 01/01/2007 to 12/31/2007........    40.334109        41.919801           53,396
 01/01/2008 to 12/31/2008........    41.919801        30.953714           27,622
 01/01/2009 to 12/31/2009........    30.953714        35.641330           36,070
 01/01/2010 to 12/31/2010........    35.641330        38.342944           29,434
 01/01/2011 to 12/31/2011........    38.342944        39.089939           20,419
 01/01/2012 to 12/31/2012........    39.089939        43.123878           24,798
 01/01/2013 to 12/31/2013........    43.123878        51.044814           25,253
 01/01/2014 to 12/31/2014........    51.044814        55.398917           20,232
 01/01/2015 to 12/31/2015........    55.398917        55.770617           14,152
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.261804         3.669884        4,992,316

                                             AMERICAN FORERUNNER - 1.60
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........   3.669884           3.768182        5,653,064
 01/01/2008 to 12/31/2008........   3.768182           2.242698        5,413,160
 01/01/2009 to 12/31/2009........   2.242698           2.905666        5,348,830
 01/01/2010 to 12/31/2010........   2.905666           3.194462        5,124,551
 01/01/2011 to 12/31/2011........   3.194462           3.009645        4,141,541
 01/01/2012 to 12/31/2012........   3.009645           3.335303        3,694,865
 01/01/2013 to 12/31/2013........   3.335303           4.377331        2,854,135
 01/01/2014 to 12/31/2014........   4.377331           4.753867        1,714,429
 01/01/2015 to 12/31/2015........   4.753867           4.778605          892,112
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.295384           3.710426        6,463,719
 01/01/2007 to 12/31/2007........   3.710426           3.813036        5,771,401
 01/01/2008 to 12/31/2008........   3.813036           2.271722        5,054,789
 01/01/2009 to 12/31/2009........   2.271722           2.947224        4,644,976
 01/01/2010 to 12/31/2010........   2.947224           3.243210        3,750,176
 01/01/2011 to 12/31/2011........   3.243210           3.058441        2,360,011
 01/01/2012 to 12/31/2012........   3.058441           3.391920        1,147,422
 01/01/2013 to 12/31/2013........   3.391920           4.457306          391,606
 01/01/2014 to 12/31/2014........   4.457306           4.844799          324,761
 01/01/2015 to 12/31/2015........   4.844799           4.875965          278,922
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........   7.446233           7.500074          274,351
 01/01/2008 to 12/31/2008........   7.500074           4.627073          227,398
 01/01/2009 to 12/31/2009........   4.627073           5.427770          239,159
 01/01/2010 to 12/31/2010........   5.427770           6.006949          197,801
 01/01/2011 to 12/31/2011........   6.006949           5.926883          192,943
 01/01/2012 to 12/31/2012........   5.926883           6.614620          153,943
 01/01/2013 to 12/31/2013........   6.614620           8.741335           87,130
 01/01/2014 to 12/31/2014........   8.741335           9.764380           75,241
 01/01/2015 to 12/31/2015........   9.764380          10.041241           53,777
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........   6.395385           7.164865          335,997
 01/01/2007 to 04/27/2007........   7.164865           7.509116                0





                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........   14.236650        14.899363            55,288
 01/01/2007 to 12/31/2007........   14.899363        15.111599           208,931
 01/01/2008 to 12/31/2008........   15.111599        13.447112           201,582
 01/01/2009 to 12/31/2009........   13.447112        14.864707           185,037
 01/01/2010 to 12/31/2010........   14.864707        15.532678           171,080
 01/01/2011 to 12/31/2011........   15.532678        16.179441           167,322
 01/01/2012 to 12/31/2012........   16.179441        16.734733           155,809
 01/01/2013 to 12/31/2013........   16.734733        16.073401           115,336
 01/01/2014 to 12/31/2014........   16.073401        16.611602           106,664
 01/01/2015 to 12/31/2015........   16.611602        16.351823            80,653
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........    2.330777         2.838565         7,053,033
 01/01/2007 to 12/31/2007........    2.838565         3.383309         8,807,810

                                             AMERICAN FORERUNNER - 1.85
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     3.383309         1.543542        8,146,069
 01/01/2009 to 12/31/2009........     1.543542         2.444064        7,440,643
 01/01/2010 to 12/31/2010........     2.444064         2.937089        6,104,990
 01/01/2011 to 12/31/2011........     2.937089         2.331325        4,931,704
 01/01/2012 to 12/31/2012........     2.331325         2.704363        4,069,901
 01/01/2013 to 12/31/2013........     2.704363         3.405568        3,035,355
 01/01/2014 to 12/31/2014........     3.405568         3.414100        2,117,698
 01/01/2015 to 12/31/2015........     3.414100         3.360413        1,414,591
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    13.290627        14.380816        3,472,367
 01/01/2007 to 12/31/2007........    14.380816        15.858887        3,490,105
 01/01/2008 to 12/31/2008........    15.858887         8.721929        3,321,752
 01/01/2009 to 12/31/2009........     8.721929        11.936545        3,057,207
 01/01/2010 to 12/31/2010........    11.936545        13.906920        2,724,919
 01/01/2011 to 12/31/2011........    13.906920        13.068603        2,102,030
 01/01/2012 to 12/31/2012........    13.068603        15.122922        1,587,966
 01/01/2013 to 12/31/2013........    15.122922        19.314745        1,112,780
 01/01/2014 to 12/31/2014........    19.314745        20.574073          754,659
 01/01/2015 to 12/31/2015........    20.574073        21.582069          463,306
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.243150        10.453750        3,958,100
 01/01/2007 to 12/31/2007........    10.453750        10.778557        3,738,577
 01/01/2008 to 12/31/2008........    10.778557         6.575688        3,108,323
 01/01/2009 to 12/31/2009........     6.575688         8.471822        2,894,232
 01/01/2010 to 12/31/2010........     8.471822         9.266945        2,624,790
 01/01/2011 to 12/31/2011........     9.266945         8.930939        2,037,254
 01/01/2012 to 12/31/2012........     8.930939        10.299000        1,421,794
 01/01/2013 to 12/31/2013........    10.299000        13.497272        1,011,867
 01/01/2014 to 12/31/2014........    13.497272        14.658941          717,929
 01/01/2015 to 12/31/2015........    14.658941        14.599562          510,919





                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.208984        10.550465           3,908
 01/01/2013 to 12/31/2013........    10.550465        11.551854           9,638
 01/01/2014 to 12/31/2014........    11.551854        12.216082          10,065
 01/01/2015 to 12/31/2015........    12.216082        12.103911          14,822
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996837         1.039690               0
 01/01/2015 to 12/31/2015........     1.039690         1.014136               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008356         7.006834          77,597
 01/01/2009 to 12/31/2009........     7.006834         8.926760         152,849
 01/01/2010 to 12/31/2010........     8.926760         9.863326         240,778
 01/01/2011 to 12/31/2011........     9.863326         9.510068         234,785
 01/01/2012 to 12/31/2012........     9.510068        10.635126         228,395
 01/01/2013 to 12/31/2013........    10.635126        12.418392         166,618
 01/01/2014 to 12/31/2014........    12.418392        12.973529         156,814
 01/01/2015 to 12/31/2015........    12.973529        12.690204         139,067

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998356         6.355426          474,130
 01/01/2009 to 12/31/2009........     6.355426         8.391968          852,845
 01/01/2010 to 12/31/2010........     8.391968         9.381751          782,777
 01/01/2011 to 12/31/2011........     9.381751         8.804928          729,129
 01/01/2012 to 12/31/2012........     8.804928        10.074643          741,126
 01/01/2013 to 12/31/2013........    10.074643        12.416587          737,355
 01/01/2014 to 12/31/2014........    12.416587        13.013058          680,281
 01/01/2015 to 12/31/2015........    13.013058        12.722429          661,186
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018355         7.680087          157,033
 01/01/2009 to 12/31/2009........     7.680087         9.335863          307,082
 01/01/2010 to 12/31/2010........     9.335863        10.108040          327,367
 01/01/2011 to 12/31/2011........    10.108040         9.976909          316,105
 01/01/2012 to 12/31/2012........     9.976909        10.892841          343,445
 01/01/2013 to 12/31/2013........    10.892841        12.181525          342,434
 01/01/2014 to 12/31/2014........    12.181525        12.731520          330,310
 01/01/2015 to 12/31/2015........    12.731520        12.450914          329,122
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.141882        11.541250            9,539
 01/01/2013 to 12/31/2013........    11.541250        10.983847            8,446
 01/01/2014 to 12/31/2014........    10.983847        11.252874            9,290
 01/01/2015 to 12/31/2015........    11.252874        10.024096            7,092
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.542867         1.766608          216,333
 01/01/2007 to 12/31/2007........     1.766608         1.915389          233,216
 01/01/2008 to 12/31/2008........     1.915389         1.052042          371,033
 01/01/2009 to 12/31/2009........     1.052042         1.263199          340,206
 01/01/2010 to 12/31/2010........     1.263199         1.329779          309,486
 01/01/2011 to 12/31/2011........     1.329779         1.046275          257,108
 01/01/2012 to 12/31/2012........     1.046275         1.230227          253,660
 01/01/2013 to 12/31/2013........     1.230227         1.395370          238,815
 01/01/2014 to 12/31/2014........     1.395370         1.328638          246,637
 01/01/2015 to 12/31/2015........     1.328638         1.280453          190,340
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.564323         1.791679          707,911
 01/01/2007 to 12/31/2007........     1.791679         1.944964          663,498
 01/01/2008 to 12/31/2008........     1.944964         1.069058          491,493
 01/01/2009 to 12/31/2009........     1.069058         1.284440          422,367
 01/01/2010 to 12/31/2010........     1.284440         1.354373          321,196
 01/01/2011 to 12/31/2011........     1.354373         1.067660          269,967
 01/01/2012 to 12/31/2012........     1.067660         1.255657          278,670
 01/01/2013 to 12/31/2013........     1.255657         1.426180          210,591
 01/01/2014 to 12/31/2014........     1.426180         1.360091          163,633
 01/01/2015 to 12/31/2015........     1.360091         1.311076          164,712
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.273892         1.302829        1,457,503
 01/01/2007 to 12/31/2007........     1.302829         1.368813        1,461,412
 01/01/2008 to 12/31/2008........     1.368813         1.424305        1,114,767
 01/01/2009 to 12/31/2009........     1.424305         1.472971        1,025,111
 01/01/2010 to 12/31/2010........     1.472971         1.533655          879,057
 01/01/2011 to 12/31/2011........     1.533655         1.620918          766,916
 01/01/2012 to 12/31/2012........     1.620918         1.654538          670,897

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.654538         1.588641          544,165
 01/01/2014 to 12/31/2014........     1.588641         1.650723          434,148
 01/01/2015 to 12/31/2015........     1.650723         1.627603          436,646
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.418130         4.532595        1,021,385
 01/01/2007 to 12/31/2007........     4.532595         4.733636          976,697
 01/01/2008 to 12/31/2008........     4.733636         4.492074          807,503
 01/01/2009 to 12/31/2009........     4.492074         4.831586          723,412
 01/01/2010 to 12/31/2010........     4.831586         5.143722          608,895
 01/01/2011 to 12/31/2011........     5.143722         5.386798          548,972
 01/01/2012 to 12/31/2012........     5.386798         5.692563          538,059
 01/01/2013 to 12/31/2013........     5.692563         5.551301          508,980
 01/01/2014 to 12/31/2014........     5.551301         5.841060          442,945
 01/01/2015 to 12/31/2015........     5.841060         5.773703          406,533
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.645822         2.707812           51,217
 01/01/2007 to 12/31/2007........     2.707812         3.158926           56,735
 01/01/2008 to 12/31/2008........     3.158926         1.969979           66,674
 01/01/2009 to 12/31/2009........     1.969979         2.649087           86,701
 01/01/2010 to 12/31/2010........     2.649087         3.117748           85,395
 01/01/2011 to 12/31/2011........     3.117748         2.790222           76,307
 01/01/2012 to 12/31/2012........     2.790222         3.135257           73,838
 01/01/2013 to 12/31/2013........     3.135257         4.135715           73,741
 01/01/2014 to 12/31/2014........     4.135715         4.425979           60,646
 01/01/2015 to 12/31/2015........     4.425979         4.622170           50,888
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    16.926625        17.112239            1,863
 01/01/2007 to 12/31/2007........    17.112239        17.483597            1,923
 01/01/2008 to 12/31/2008........    17.483597         9.480861            1,850
 01/01/2009 to 05/01/2009........     9.480861         9.890852                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.668175         2.733640          396,651
 01/01/2007 to 12/31/2007........     2.733640         3.192042          342,798
 01/01/2008 to 12/31/2008........     3.192042         1.992606          263,101
 01/01/2009 to 12/31/2009........     1.992606         2.681847          208,429
 01/01/2010 to 12/31/2010........     2.681847         3.160374          176,932
 01/01/2011 to 12/31/2011........     3.160374         2.831228          161,769
 01/01/2012 to 12/31/2012........     2.831228         3.184186          137,483
 01/01/2013 to 12/31/2013........     3.184186         4.204719           98,453
 01/01/2014 to 12/31/2014........     4.204719         4.504314           56,111
 01/01/2015 to 12/31/2015........     4.504314         4.708211           94,876
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.964181        10.279944           27,337
 01/01/2013 to 12/31/2013........    10.279944        11.170834           23,172
 01/01/2014 to 12/31/2014........    11.170834        11.655534           16,830
 01/01/2015 to 12/31/2015........    11.655534        11.469519           11,868
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.223235         1.435589          441,138
 01/01/2007 to 12/31/2007........     1.435589         1.458352          486,783
 01/01/2008 to 12/31/2008........     1.458352         0.932200          429,983
 01/01/2009 to 12/31/2009........     0.932200         1.019833          405,569
 01/01/2010 to 12/31/2010........     1.019833         1.094327          447,088

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     1.094327         1.100165          348,684
 01/01/2012 to 12/31/2012........     1.100165         1.235091          332,516
 01/01/2013 to 12/31/2013........     1.235091         1.602957          324,720
 01/01/2014 to 12/31/2014........     1.602957         1.732292          283,026
 01/01/2015 to 12/31/2015........     1.732292         1.601067          220,571
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.227765         1.441814          638,388
 01/01/2007 to 12/31/2007........     1.441814         1.466703          482,101
 01/01/2008 to 12/31/2008........     1.466703         0.938560          370,477
 01/01/2009 to 12/31/2009........     0.938560         1.027924          372,219
 01/01/2010 to 12/31/2010........     1.027924         1.103791          309,848
 01/01/2011 to 12/31/2011........     1.103791         1.110524          335,822
 01/01/2012 to 12/31/2012........     1.110524         1.248564          277,534
 01/01/2013 to 12/31/2013........     1.248564         1.622171          250,560
 01/01/2014 to 12/31/2014........     1.622171         1.754466          234,144
 01/01/2015 to 12/31/2015........     1.754466         1.623486          188,748
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.166704         2.231677        1,071,485
 01/01/2007 to 12/31/2007........     2.231677         2.304109        1,000,105
 01/01/2008 to 12/31/2008........     2.304109         2.328706        1,833,282
 01/01/2009 to 12/31/2009........     2.328706         2.299844        1,091,601
 01/01/2010 to 12/31/2010........     2.299844         2.265602          540,188
 01/01/2011 to 12/31/2011........     2.265602         2.231962          724,963
 01/01/2012 to 12/31/2012........     2.231962         2.198551          886,865
 01/01/2013 to 12/31/2013........     2.198551         2.165817          878,777
 01/01/2014 to 12/31/2014........     2.165817         2.133571          770,288
 01/01/2015 to 12/31/2015........     2.133571         2.101805          649,133
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.313282        19.400065          124,484
 01/01/2007 to 12/31/2007........    19.400065        16.241955          124,114
 01/01/2008 to 12/31/2008........    16.241955         9.331819          119,189
 01/01/2009 to 12/31/2009........     9.331819        12.386008          117,943
 01/01/2010 to 12/31/2010........    12.386008        14.166987           95,741
 01/01/2011 to 12/31/2011........    14.166987        13.176814           80,126
 01/01/2012 to 12/31/2012........    13.176814        16.353057           71,353
 01/01/2013 to 12/31/2013........    16.353057        16.680772           68,544
 01/01/2014 to 12/31/2014........    16.680772        18.612590           53,495
 01/01/2015 to 12/31/2015........    18.612590        18.078496           45,808
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.806956         0.781155          470,509
 01/01/2007 to 12/31/2007........     0.781155         0.786905          441,471
 01/01/2008 to 12/31/2008........     0.786905         0.472439          387,215
 01/01/2009 to 12/31/2009........     0.472439         0.618810          411,314
 01/01/2010 to 12/31/2010........     0.618810         0.754608          357,776
 01/01/2011 to 12/31/2011........     0.754608         0.767538          125,524
 01/01/2012 to 12/31/2012........     0.767538         0.895980          109,204
 01/01/2013 to 12/31/2013........     0.895980         1.285147          186,353
 01/01/2014 to 12/31/2014........     1.285147         1.505201          666,403
 01/01/2015 to 12/31/2015........     1.505201         1.422938          563,376
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   142.216688       174.345849            1,812
 01/01/2008 to 12/31/2008........   174.345849        99.615534            6,033
 01/01/2009 to 12/31/2009........    99.615534       140.186823            6,428

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   140.186823       151.078155            5,783
 01/01/2011 to 12/31/2011........   151.078155       137.603731            4,085
 01/01/2012 to 12/31/2012........   137.603731       166.063610            3,363
 01/01/2013 to 12/31/2013........   166.063610       210.682792            3,199
 01/01/2014 to 04/25/2014........   210.682792       219.316326                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.289131         9.952113           11,994
 01/01/2007 to 12/31/2007........     9.952113         9.224090           11,770
 01/01/2008 to 12/31/2008........     9.224090         4.123695           11,992
 01/01/2009 to 12/31/2009........     4.123695         5.604755           11,512
 01/01/2010 to 12/31/2010........     5.604755         5.926326           11,703
 01/01/2011 to 04/29/2011........     5.926326         6.299468                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.636749         0.577214          631,000
 01/01/2012 to 12/31/2012........     0.577214         0.674143          554,812
 01/01/2013 to 12/31/2013........     0.674143         0.968601          422,345
 01/01/2014 to 12/31/2014........     0.968601         1.134949          652,719
 01/01/2015 to 12/31/2015........     1.134949         1.073479          362,701
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.936585         1.003813          579,817
 01/01/2007 to 12/31/2007........     1.003813         0.931321          529,847
 01/01/2008 to 12/31/2008........     0.931321         0.416710          494,289
 01/01/2009 to 12/31/2009........     0.416710         0.566342          412,700
 01/01/2010 to 12/31/2010........     0.566342         0.599057          382,566
 01/01/2011 to 04/29/2011........     0.599057         0.636827                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    39.817901        41.763681            1,853
 01/01/2007 to 12/31/2007........    41.763681        49.463597            2,382
 01/01/2008 to 12/31/2008........    49.463597        26.389229            2,905
 01/01/2009 to 12/31/2009........    26.389229        38.750475            4,169
 01/01/2010 to 12/31/2010........    38.750475        43.897683            3,268
 01/01/2011 to 12/31/2011........    43.897683        41.842287            2,555
 01/01/2012 to 12/31/2012........    41.842287        45.623170            2,796
 01/01/2013 to 12/31/2013........    45.623170        59.521365            3,136
 01/01/2014 to 12/31/2014........    59.521365        65.012328            2,966
 01/01/2015 to 12/31/2015........    65.012328        65.712252            3,560
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.567063         1.989162        1,375,374
 01/01/2007 to 12/31/2007........     1.989162         1.937469        1,374,747
 01/01/2008 to 12/31/2008........     1.937469         1.128233        1,158,686
 01/01/2009 to 12/31/2009........     1.128233         1.723420        1,027,904
 01/01/2010 to 12/31/2010........     1.723420         1.976549          898,937
 01/01/2011 to 12/31/2011........     1.976549         1.669591          771,379
 01/01/2012 to 12/31/2012........     1.669591         2.125706          549,781
 01/01/2013 to 12/31/2013........     2.125706         2.732541          474,587
 01/01/2014 to 12/31/2014........     2.732541         2.535998          361,684
 01/01/2015 to 12/31/2015........     2.535998         2.385269          327,208
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.572928         1.998722          387,138
 01/01/2007 to 12/31/2007........     1.998722         1.949118          397,117
 01/01/2008 to 12/31/2008........     1.949118         1.136135          342,739

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     1.136135         1.737779         232,309
 01/01/2010 to 12/31/2010........     1.737779         1.994487         181,466
 01/01/2011 to 12/31/2011........     1.994487         1.687409         298,844
 01/01/2012 to 12/31/2012........     1.687409         2.148712         280,953
 01/01/2013 to 12/31/2013........     2.148712         2.765463         241,529
 01/01/2014 to 12/31/2014........     2.765463         2.569941         203,721
 01/01/2015 to 12/31/2015........     2.569941         2.418916         168,857
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010696         1.047269         176,191
 01/01/2013 to 12/31/2013........     1.047269         1.050877         111,787
 01/01/2014 to 12/31/2014........     1.050877         1.093005          67,026
 01/01/2015 to 12/31/2015........     1.093005         1.031456          17,622
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.498683         2.566917         457,655
 01/01/2013 to 12/31/2013........     2.566917         3.295039         401,972
 01/01/2014 to 12/31/2014........     3.295039         3.559001         320,519
 01/01/2015 to 12/31/2015........     3.559001         3.191124         293,412
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.372814         2.599333         957,732
 01/01/2007 to 12/31/2007........     2.599333         2.642124         934,659
 01/01/2008 to 12/31/2008........     2.642124         1.366984         868,637
 01/01/2009 to 12/31/2009........     1.366984         1.989537         795,145
 01/01/2010 to 12/31/2010........     1.989537         2.470490         616,604
 01/01/2011 to 12/31/2011........     2.470490         2.271348         540,813
 01/01/2012 to 04/27/2012........     2.271348         2.510957               0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.294553         1.456205         243,296
 01/01/2007 to 12/31/2007........     1.456205         1.593218         207,441
 01/01/2008 to 12/31/2008........     1.593218         0.961601         182,617
 01/01/2009 to 12/31/2009........     0.961601         1.267655         180,577
 01/01/2010 to 12/31/2010........     1.267655         1.575765         162,793
 01/01/2011 to 12/31/2011........     1.575765         1.535570         158,339
 01/01/2012 to 12/31/2012........     1.535570         1.788352         111,439
 01/01/2013 to 12/31/2013........     1.788352         2.469532         217,562
 01/01/2014 to 12/31/2014........     2.469532         2.625217          67,549
 01/01/2015 to 12/31/2015........     2.625217         2.541915          64,675
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.486022         0.490890          15,275
 01/01/2007 to 12/31/2007........     0.490890         0.538612          17,958
 01/01/2008 to 12/31/2008........     0.538612         0.336662          24,147
 01/01/2009 to 12/31/2009........     0.336662         0.462861          26,489
 01/01/2010 to 12/31/2010........     0.462861         0.507561          37,496
 01/01/2011 to 12/31/2011........     0.507561         0.501128          43,666
 01/01/2012 to 12/31/2012........     0.501128         0.570425         322,545
 01/01/2013 to 12/31/2013........     0.570425         0.768344         307,504
 01/01/2014 to 12/31/2014........     0.768344         0.823084         265,496
 01/01/2015 to 12/31/2015........     0.823084         0.896288         253,811
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.587712         9.104520          13,369
 01/01/2007 to 12/31/2007........     9.104520        10.249730          23,633
 01/01/2008 to 12/31/2008........    10.249730         5.458219          28,632
 01/01/2009 to 12/31/2009........     5.458219         7.726829          24,397

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     7.726829         8.327098          26,481
 01/01/2011 to 12/31/2011........     8.327098         8.090119          23,020
 01/01/2012 to 04/27/2012........     8.090119         9.098391               0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.487067         0.492303         281,494
 01/01/2007 to 12/31/2007........     0.492303         0.540916         332,928
 01/01/2008 to 12/31/2008........     0.540916         0.337958         258,736
 01/01/2009 to 12/31/2009........     0.337958         0.465704         219,567
 01/01/2010 to 12/31/2010........     0.465704         0.511264         166,323
 01/01/2011 to 12/31/2011........     0.511264         0.505214         149,559
 01/01/2012 to 12/31/2012........     0.505214         0.575185         216,660
 01/01/2013 to 12/31/2013........     0.575185         0.775726         193,322
 01/01/2014 to 12/31/2014........     0.775726         0.831862         179,770
 01/01/2015 to 12/31/2015........     0.831862         0.906872         159,620
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012751         1.049314               0
 01/01/2013 to 12/31/2013........     1.049314         1.147262          16,287
 01/01/2014 to 12/31/2014........     1.147262         1.209021          21,242
 01/01/2015 to 12/31/2015........     1.209021         1.201671          26,685
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.956102        14.229608          54,344
 01/01/2014 to 12/31/2014........    14.229608        14.503773          49,801
 01/01/2015 to 12/31/2015........    14.503773        14.463249          40,543
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         7.980883          20,906
 01/01/2009 to 12/31/2009........     7.980883        10.049958          26,934
 01/01/2010 to 12/31/2010........    10.049958        11.070646          41,774
 01/01/2011 to 12/31/2011........    11.070646        11.138926          48,939
 01/01/2012 to 12/31/2012........    11.138926        12.343007          62,744
 01/01/2013 to 04/26/2013........    12.343007        12.879983               0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.759133         3.163799         217,181
 01/01/2007 to 12/31/2007........     3.163799         3.478736         253,581
 01/01/2008 to 12/31/2008........     3.478736         2.191182         262,612
 01/01/2009 to 12/31/2009........     2.191182         2.804557         214,324
 01/01/2010 to 12/31/2010........     2.804557         3.514577         175,355
 01/01/2011 to 12/31/2011........     3.514577         3.474086         143,503
 01/01/2012 to 12/31/2012........     3.474086         3.910381          75,252
 01/01/2013 to 12/31/2013........     3.910381         5.419457          60,933
 01/01/2014 to 12/31/2014........     5.419457         5.525725          39,284
 01/01/2015 to 12/31/2015........     5.525725         5.348618          19,786
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.782258         3.193376         322,777
 01/01/2007 to 12/31/2007........     3.193376         3.514587         258,881
 01/01/2008 to 12/31/2008........     3.514587         2.215992         224,808
 01/01/2009 to 12/31/2009........     2.215992         2.839015         190,138
 01/01/2010 to 12/31/2010........     2.839015         3.561407         161,168
 01/01/2011 to 12/31/2011........     3.561407         3.523948         138,213
 01/01/2012 to 12/31/2012........     3.523948         3.970375         127,049
 01/01/2013 to 12/31/2013........     3.970375         5.508151          80,509
 01/01/2014 to 12/31/2014........     5.508151         5.621534          68,828
 01/01/2015 to 12/31/2015........     5.621534         5.446981          62,189
Loomis Sayles Small Cap Growth Sub-Account

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     0.999571         1.080443          608,122
 01/01/2007 to 12/31/2007........     1.080443         1.110194          545,819
 01/01/2008 to 12/31/2008........     1.110194         0.641844          526,962
 01/01/2009 to 12/31/2009........     0.641844         0.819926          507,071
 01/01/2010 to 12/31/2010........     0.819926         1.060927          425,118
 01/01/2011 to 12/31/2011........     1.060927         1.073856          298,827
 01/01/2012 to 12/31/2012........     1.073856         1.173023          272,470
 01/01/2013 to 12/31/2013........     1.173023         1.714626          242,299
 01/01/2014 to 12/31/2014........     1.714626         1.704884          244,700
 01/01/2015 to 12/31/2015........     1.704884         1.703470          227,350
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.669665         1.795342        1,617,115
 01/01/2007 to 12/31/2007........     1.795342         1.884306        1,658,597
 01/01/2008 to 12/31/2008........     1.884306         1.510864        1,307,361
 01/01/2009 to 12/31/2009........     1.510864         2.035693        1,079,055
 01/01/2010 to 12/31/2010........     2.035693         2.265408          985,794
 01/01/2011 to 12/31/2011........     2.265408         2.331269          920,191
 01/01/2012 to 12/31/2012........     2.331269         2.593703          756,017
 01/01/2013 to 12/31/2013........     2.593703         2.758959          577,739
 01/01/2014 to 12/31/2014........     2.758959         2.849131          443,045
 01/01/2015 to 12/31/2015........     2.849131         2.745682          407,638
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.491767         3.858674          276,594
 01/01/2007 to 12/31/2007........     3.858674         3.531995          309,666
 01/01/2008 to 12/31/2008........     3.531995         1.874145          317,836
 01/01/2009 to 12/31/2009........     1.874145         2.606858          305,785
 01/01/2010 to 12/31/2010........     2.606858         2.947114          241,912
 01/01/2011 to 12/31/2011........     2.947114         3.091764          207,530
 01/01/2012 to 12/31/2012........     3.091764         3.398213          182,594
 01/01/2013 to 12/31/2013........     3.398213         4.569827          164,083
 01/01/2014 to 12/31/2014........     4.569827         4.577146          138,679
 01/01/2015 to 12/31/2015........     4.577146         4.073204          125,593
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.565392         3.943988        1,452,687
 01/01/2007 to 12/31/2007........     3.943988         3.613689        1,225,198
 01/01/2008 to 12/31/2008........     3.613689         1.919397        1,078,712
 01/01/2009 to 12/31/2009........     1.919397         2.672407          886,005
 01/01/2010 to 12/31/2010........     2.672407         3.024182          764,397
 01/01/2011 to 12/31/2011........     3.024182         3.175819          677,530
 01/01/2012 to 12/31/2012........     3.175819         3.494118          567,169
 01/01/2013 to 12/31/2013........     3.494118         4.703634          461,054
 01/01/2014 to 12/31/2014........     4.703634         4.715837          395,910
 01/01/2015 to 12/31/2015........     4.715837         4.200739          348,848
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.987946         9.760397                0
 01/01/2012 to 12/31/2012........     9.760397        10.037167                0
 01/01/2013 to 12/31/2013........    10.037167        10.002501            7,007
 01/01/2014 to 12/31/2014........    10.002501         9.957810            7,114
 01/01/2015 to 12/31/2015........     9.957810         9.748493            8,470
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.143100        12.696624            8,067
 01/01/2007 to 12/31/2007........    12.696624        12.915414           19,055
 01/01/2008 to 12/31/2008........    12.915414         7.576359           21,149

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     7.576359         9.813798           21,369
 01/01/2010 to 12/31/2010........     9.813798        11.184701           15,860
 01/01/2011 to 04/29/2011........    11.184701        12.124218                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.087850        10.345418           16,146
 01/01/2012 to 12/31/2012........    10.345418        11.896742           15,190
 01/01/2013 to 12/31/2013........    11.896742        15.177794           13,567
 01/01/2014 to 12/31/2014........    15.177794        15.712662           14,260
 01/01/2015 to 12/31/2015........    15.712662        15.167877            3,109
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.292828        10.838743           44,607
 01/01/2007 to 12/31/2007........    10.838743        11.271323           54,975
 01/01/2008 to 12/31/2008........    11.271323         9.505582          113,807
 01/01/2009 to 12/31/2009........     9.505582        11.286086           86,921
 01/01/2010 to 12/31/2010........    11.286086        12.235677           98,442
 01/01/2011 to 12/31/2011........    12.235677        12.445946          138,951
 01/01/2012 to 12/31/2012........    12.445946        13.385081          123,822
 01/01/2013 to 12/31/2013........    13.385081        13.750960          108,237
 01/01/2014 to 12/31/2014........    13.750960        14.152003           73,085
 01/01/2015 to 12/31/2015........    14.152003        13.859669           73,399
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.510609        11.330181           97,047
 01/01/2007 to 12/31/2007........    11.330181        11.697557          135,884
 01/01/2008 to 12/31/2008........    11.697557         9.034411          193,089
 01/01/2009 to 12/31/2009........     9.034411        11.007149          222,496
 01/01/2010 to 12/31/2010........    11.007149        12.093175          176,512
 01/01/2011 to 12/31/2011........    12.093175        12.038473          154,337
 01/01/2012 to 12/31/2012........    12.038473        13.217500          170,490
 01/01/2013 to 12/31/2013........    13.217500        14.443233          180,626
 01/01/2014 to 12/31/2014........    14.443233        14.929140          214,965
 01/01/2015 to 12/31/2015........    14.929140        14.549014          288,566
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.741254        11.834561          440,798
 01/01/2007 to 12/31/2007........    11.834561        12.164084          764,439
 01/01/2008 to 12/31/2008........    12.164084         8.551473          844,251
 01/01/2009 to 12/31/2009........     8.551473        10.659127          819,879
 01/01/2010 to 12/31/2010........    10.659127        11.883535          810,309
 01/01/2011 to 12/31/2011........    11.883535        11.546725          785,644
 01/01/2012 to 12/31/2012........    11.546725        12.879996          737,748
 01/01/2013 to 12/31/2013........    12.879996        14.970161          670,013
 01/01/2014 to 12/31/2014........    14.970161        15.492088          611,138
 01/01/2015 to 12/31/2015........    15.492088        15.067946          517,652
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.966961        12.340049          297,582
 01/01/2007 to 12/31/2007........    12.340049        12.623322          915,422
 01/01/2008 to 12/31/2008........    12.623322         8.068154        1,295,389
 01/01/2009 to 12/31/2009........     8.068154        10.260433        1,168,019
 01/01/2010 to 12/31/2010........    10.260433        11.593503        1,146,416
 01/01/2011 to 12/31/2011........    11.593503        10.990433        1,017,406
 01/01/2012 to 12/31/2012........    10.990433        12.491734          946,771
 01/01/2013 to 12/31/2013........    12.491734        15.297505          872,568
 01/01/2014 to 12/31/2014........    15.297505        15.857497          841,775
 01/01/2015 to 12/31/2015........    15.857497        15.356434          681,185

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         7.028791           14,597
 01/01/2009 to 12/31/2009........     7.028791         8.901095           20,811
 01/01/2010 to 12/31/2010........     8.901095         9.649500           19,817
 01/01/2011 to 12/31/2011........     9.649500         9.338777           27,841
 01/01/2012 to 12/31/2012........     9.338777        10.682288           26,759
 01/01/2013 to 04/26/2013........    10.682288        11.496400                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.570804        13.180663           24,656
 01/01/2014 to 04/25/2014........    13.180663        13.123269                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.991105        10.447619            3,931
 01/01/2013 to 12/31/2013........    10.447619        11.770200           17,152
 01/01/2014 to 12/31/2014........    11.770200        12.713680           17,995
 01/01/2015 to 12/31/2015........    12.713680        12.012451           42,780
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.433878         1.551385          822,026
 01/01/2007 to 12/31/2007........     1.551385         1.643032          831,895
 01/01/2008 to 12/31/2008........     1.643032         1.029706          604,686
 01/01/2009 to 12/31/2009........     1.029706         1.387420          604,188
 01/01/2010 to 12/31/2010........     1.387420         1.722071          554,096
 01/01/2011 to 12/31/2011........     1.722071         1.659376          473,546
 01/01/2012 to 12/31/2012........     1.659376         1.917803          358,224
 01/01/2013 to 12/31/2013........     1.917803         2.509504          299,238
 01/01/2014 to 12/31/2014........     2.509504         2.700206          270,066
 01/01/2015 to 12/31/2015........     2.700206         2.590274          225,432
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.792077        11.276953            3,862
 01/01/2014 to 12/31/2014........    11.276953        12.137866           12,725
 01/01/2015 to 12/31/2015........    12.137866        11.812254           13,142
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.723466         4.225233          667,366
 01/01/2007 to 12/31/2007........     4.225233         4.369038          604,242
 01/01/2008 to 12/31/2008........     4.369038         2.700197          479,125
 01/01/2009 to 12/31/2009........     2.700197         3.349482          404,963
 01/01/2010 to 12/31/2010........     3.349482         3.777770          428,527
 01/01/2011 to 12/31/2011........     3.777770         3.782499          329,994
 01/01/2012 to 12/31/2012........     3.782499         4.300759          298,832
 01/01/2013 to 12/31/2013........     4.300759         5.579736          263,853
 01/01/2014 to 12/31/2014........     5.579736         6.216660          248,175
 01/01/2015 to 12/31/2015........     6.216660         6.180037          256,553
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.927355         9.327315           13,903
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.899954         0.940580                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.293235         1.612464          924,087
 01/01/2007 to 12/31/2007........     1.612464         1.799437        1,095,286
 01/01/2008 to 12/31/2008........     1.799437         1.021610        1,296,795
 01/01/2009 to 12/31/2009........     1.021610         1.324080        1,178,790
 01/01/2010 to 12/31/2010........     1.324080         1.453137          937,576
 01/01/2011 to 12/31/2011........     1.453137         1.278165          842,729
 01/01/2012 to 12/31/2012........     1.278165         1.469399          743,988

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........   1.469399           1.726281         617,877
 01/01/2014 to 12/31/2014........   1.726281           1.582395         508,974
 01/01/2015 to 12/31/2015........   1.582395           1.531184         503,538
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   3.979617           4.388381         405,438
 01/01/2007 to 12/31/2007........   4.388381           4.500688         353,317
 01/01/2008 to 12/31/2008........   4.500688           3.442685         241,334
 01/01/2009 to 12/31/2009........   3.442685           4.012188         227,675
 01/01/2010 to 12/31/2010........   4.012188           4.339739         239,085
 01/01/2011 to 12/31/2011........   4.339739           4.367563         275,410
 01/01/2012 to 12/31/2012........   4.367563           4.788722         272,455
 01/01/2013 to 12/31/2013........   4.788722           5.599571         258,642
 01/01/2014 to 12/31/2014........   5.599571           5.977562         201,883
 01/01/2015 to 12/31/2015........   5.977562           5.865036         184,141
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.260968           1.463837         462,023
 01/01/2007 to 12/31/2007........   1.463837           1.383871         431,438
 01/01/2008 to 12/31/2008........   1.383871           0.903760         391,084
 01/01/2009 to 12/31/2009........   0.903760           1.073572         389,017
 01/01/2010 to 12/31/2010........   1.073572           1.175827         390,387
 01/01/2011 to 12/31/2011........   1.175827           1.165759         305,749
 01/01/2012 to 12/31/2012........   1.165759           1.335705         284,862
 01/01/2013 to 12/31/2013........   1.335705           1.781446         310,493
 01/01/2014 to 12/31/2014........   1.781446           1.940278         190,045
 01/01/2015 to 12/31/2015........   1.940278           1.904423         186,772
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.791179           3.070363          36,412
 01/01/2007 to 12/31/2007........   3.070363           3.143557          57,435
 01/01/2008 to 12/31/2008........   3.143557           1.885786          69,832
 01/01/2009 to 12/31/2009........   1.885786           2.256864          48,625
 01/01/2010 to 12/31/2010........   2.256864           2.540713          47,160
 01/01/2011 to 12/31/2011........   2.540713           2.343163          26,244
 01/01/2012 to 12/31/2012........   2.343163           2.665185          23,861
 01/01/2013 to 04/26/2013........   2.665185           2.933316               0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998356           6.595589               0
 01/01/2009 to 12/31/2009........   6.595589           8.114223               0
 01/01/2010 to 12/31/2010........   8.114223           8.874608               0
 01/01/2011 to 12/31/2011........   8.874608           8.694938               0
 01/01/2012 to 12/31/2012........   8.694938           9.756735               0
 01/01/2013 to 04/26/2013........   9.756735          10.684230               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.269829           1.475310         751,442
 01/01/2007 to 12/31/2007........   1.475310           1.396133         646,891
 01/01/2008 to 12/31/2008........   1.396133           0.913035         453,015
 01/01/2009 to 12/31/2009........   0.913035           1.085362         423,454
 01/01/2010 to 12/31/2010........   1.085362           1.189533         370,213
 01/01/2011 to 12/31/2011........   1.189533           1.181303         350,808
 01/01/2012 to 12/31/2012........   1.181303           1.354389         262,395
 01/01/2013 to 12/31/2013........   1.354389           1.809673         374,882
 01/01/2014 to 12/31/2014........   1.809673           1.972199         329,668
 01/01/2015 to 12/31/2015........   1.972199           1.937581         274,665
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........   2.819100         3.104073            214,576
 01/01/2007 to 12/31/2007........   3.104073         3.181192            177,837
 01/01/2008 to 12/31/2008........   3.181192         1.910521            134,001
 01/01/2009 to 12/31/2009........   1.910521         2.289710            142,513
 01/01/2010 to 12/31/2010........   2.289710         2.580376            134,028
 01/01/2011 to 12/31/2011........   2.580376         2.381951            129,295
 01/01/2012 to 12/31/2012........   2.381951         2.712075             88,483
 01/01/2013 to 04/26/2013........   2.712075         2.985984                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.270564         1.474674            317,979
 01/01/2011 to 12/31/2011........   1.474674         1.352203            333,496
 01/01/2012 to 12/31/2012........   1.352203         1.455599            270,800
 01/01/2013 to 12/31/2013........   1.455599         1.993510            228,160
 01/01/2014 to 12/31/2014........   1.993510         1.983746            147,527
 01/01/2015 to 12/31/2015........   1.983746         1.856054            123,862
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.720049         1.890367            415,992
 01/01/2007 to 12/31/2007........   1.890367         2.013099            372,476
 01/01/2008 to 12/31/2008........   2.013099         0.883788            398,951
 01/01/2009 to 12/31/2009........   0.883788         1.162572            339,465
 01/01/2010 to 04/30/2010........   1.162572         1.257845                  0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.229715         1.519726            952,063
 01/01/2007 to 12/31/2007........   1.519726         1.654467          1,049,635
 01/01/2008 to 12/31/2008........   1.654467         0.942003            939,905
 01/01/2009 to 12/31/2009........   0.942003         1.190486            811,051
 01/01/2010 to 12/31/2010........   1.190486         1.265573            628,288
 01/01/2011 to 12/31/2011........   1.265573         1.089059            601,408
 01/01/2012 to 12/31/2012........   1.089059         1.266123            505,997
 01/01/2013 to 12/31/2013........   1.266123         1.515699            448,020
 01/01/2014 to 12/31/2014........   1.515699         1.399546            436,416
 01/01/2015 to 12/31/2015........   1.399546         1.361063            397,465
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.847164         2.118949            472,478
 01/01/2007 to 12/31/2007........   2.118949         2.010179            600,038
 01/01/2008 to 12/31/2008........   2.010179         1.216697            591,850
 01/01/2009 to 12/31/2009........   1.216697         1.352410            616,772
 01/01/2010 to 12/31/2010........   1.352410         1.616618            488,592
 01/01/2011 to 12/31/2011........   1.616618         1.680298            396,941
 01/01/2012 to 12/31/2012........   1.680298         1.816584            362,193
 01/01/2013 to 12/31/2013........   1.816584         2.472953            396,727
 01/01/2014 to 12/31/2014........   2.472953         2.428814            328,528
 01/01/2015 to 12/31/2015........   2.428814         2.401744            291,841
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   1.439584         1.626332            592,953
 01/01/2007 to 12/31/2007........   1.626332         1.558567            655,923
 01/01/2008 to 12/31/2008........   1.558567         0.947261            667,875
 01/01/2009 to 12/31/2009........   0.947261         1.276202            632,747
 01/01/2010 to 12/31/2010........   1.276202         1.544600            520,149
 01/01/2011 to 12/31/2011........   1.544600         1.441366            484,267
 01/01/2012 to 12/31/2012........   1.441366         1.494842            470,720
 01/01/2013 to 04/26/2013........   1.494842         1.620305                  0
Neuberger Berman Genesis Sub-account (Class E)

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     1.852548         2.128758        2,117,927
 01/01/2007 to 12/31/2007........     2.128758         2.021883        1,717,184
 01/01/2008 to 12/31/2008........     2.021883         1.224865        1,292,329
 01/01/2009 to 12/31/2009........     1.224865         1.362538        1,153,377
 01/01/2010 to 12/31/2010........     1.362538         1.630209        1,021,423
 01/01/2011 to 12/31/2011........     1.630209         1.695256          955,958
 01/01/2012 to 12/31/2012........     1.695256         1.835234          826,283
 01/01/2013 to 12/31/2013........     1.835234         2.501672          933,441
 01/01/2014 to 12/31/2014........     2.501672         2.459723          645,590
 01/01/2015 to 12/31/2015........     2.459723         2.433475          535,348
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.676933        19.115723           26,274
 01/01/2007 to 12/31/2007........    19.115723        20.008676           29,730
 01/01/2008 to 12/31/2008........    20.008676        11.715866           30,264
 01/01/2009 to 12/31/2009........    11.715866        16.135099           25,868
 01/01/2010 to 12/31/2010........    16.135099        18.426604           27,519
 01/01/2011 to 12/31/2011........    18.426604        16.626982           26,957
 01/01/2012 to 12/31/2012........    16.626982        19.846361           28,528
 01/01/2013 to 12/31/2013........    19.846361        24.851865           26,581
 01/01/2014 to 12/31/2014........    24.851865        25.006332           26,547
 01/01/2015 to 12/31/2015........    25.006332        25.603516           17,227
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998356         6.564751                0
 01/01/2009 to 12/31/2009........     6.564751         8.576608            2,542
 01/01/2010 to 12/31/2010........     8.576608         9.096055            2,592
 01/01/2011 to 12/31/2011........     9.096055         8.342866            2,490
 01/01/2012 to 12/31/2012........     8.342866        10.043648                0
 01/01/2013 to 04/26/2013........    10.043648        10.674053                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999795         1.034873                0
 01/01/2015 to 12/31/2015........     1.034873         0.963629                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.962500        11.062311            1,317
 01/01/2007 to 12/31/2007........    11.062311        12.073372           14,028
 01/01/2008 to 12/31/2008........    12.073372        11.073782           76,344
 01/01/2009 to 12/31/2009........    11.073782        12.877863           90,674
 01/01/2010 to 12/31/2010........    12.877863        13.670753          130,120
 01/01/2011 to 12/31/2011........    13.670753        14.968195          123,261
 01/01/2012 to 12/31/2012........    14.968195        16.090600          104,534
 01/01/2013 to 12/31/2013........    16.090600        14.380820           76,483
 01/01/2014 to 12/31/2014........    14.380820        14.576578           59,306
 01/01/2015 to 12/31/2015........    14.576578        13.912971           55,739
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.213264         1.249248        5,265,586
 01/01/2007 to 12/31/2007........     1.249248         1.323636        4,996,764
 01/01/2008 to 12/31/2008........     1.323636         1.309221        4,389,804
 01/01/2009 to 12/31/2009........     1.309221         1.522255        3,810,662
 01/01/2010 to 12/31/2010........     1.522255         1.622120        4,134,272
 01/01/2011 to 12/31/2011........     1.622120         1.648685        3,872,102
 01/01/2012 to 12/31/2012........     1.648685         1.774575        3,656,832
 01/01/2013 to 12/31/2013........     1.774575         1.714671        3,237,241
 01/01/2014 to 12/31/2014........     1.714671         1.759949        2,819,155
 01/01/2015 to 12/31/2015........     1.759949         1.733834        2,520,870

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.761714        10.920777            3,585
 01/01/2013 to 12/31/2013........    10.920777        10.271969            3,543
 01/01/2014 to 12/31/2014........    10.271969        10.883696            3,502
 01/01/2015 to 12/31/2015........    10.883696        10.767769            3,459
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215816        10.745663                0
 01/01/2014 to 12/31/2014........    10.745663        11.500391                0
 01/01/2015 to 12/31/2015........    11.500391        11.187401           11,010
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.575077         1.824484        1,150,995
 01/01/2007 to 12/31/2007........     1.824484         1.766538        1,056,001
 01/01/2008 to 12/31/2008........     1.766538         1.154218          775,592
 01/01/2009 to 12/31/2009........     1.154218         1.428804          806,822
 01/01/2010 to 12/31/2010........     1.428804         1.781647          735,907
 01/01/2011 to 12/31/2011........     1.781647         1.679929          605,072
 01/01/2012 to 12/31/2012........     1.679929         1.920416          499,536
 01/01/2013 to 12/31/2013........     1.920416         2.614178          430,611
 01/01/2014 to 12/31/2014........     2.614178         2.698392          381,833
 01/01/2015 to 12/31/2015........     2.698392         2.538817          334,785
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010729         1.067415           38,277
 01/01/2013 to 12/31/2013........     1.067415         1.157842           61,299
 01/01/2014 to 12/31/2014........     1.157842         1.228877           65,869
 01/01/2015 to 12/31/2015........     1.228877         1.199939          171,133
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.507342        11.147068                0
 01/01/2007 to 12/31/2007........    11.147068        11.573039            4,198
 01/01/2008 to 12/31/2008........    11.573039         8.543334            5,888
 01/01/2009 to 12/31/2009........     8.543334        10.510685           20,743
 01/01/2010 to 12/31/2010........    10.510685        11.621510           22,776
 01/01/2011 to 12/31/2011........    11.621510        11.570323           32,727
 01/01/2012 to 12/31/2012........    11.570323        12.861209           26,632
 01/01/2013 to 12/31/2013........    12.861209        14.308123           28,181
 01/01/2014 to 12/31/2014........    14.308123        14.914289           20,936
 01/01/2015 to 12/31/2015........    14.914289        14.403802           19,540
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.698105        11.401556              191
 01/01/2007 to 12/31/2007........    11.401556        11.861953            1,678
 01/01/2008 to 12/31/2008........    11.861953         7.832534            1,308
 01/01/2009 to 12/31/2009........     7.832534         9.961190            9,476
 01/01/2010 to 12/31/2010........     9.961190        11.201872           18,502
 01/01/2011 to 12/31/2011........    11.201872        10.800482           16,030
 01/01/2012 to 12/31/2012........    10.800482        12.238157           15,519
 01/01/2013 to 12/31/2013........    12.238157        14.234775           15,129
 01/01/2014 to 12/31/2014........    14.234775        14.777130           14,233
 01/01/2015 to 12/31/2015........    14.777130        14.220698           14,557
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.259769         1.400941          445,110
 01/01/2007 to 12/31/2007........     1.400941         1.506262          521,122
 01/01/2008 to 12/31/2008........     1.506262         0.860547          565,354
 01/01/2009 to 12/31/2009........     0.860547         1.212574          498,189
 01/01/2010 to 12/31/2010........     1.212574         1.394539          465,802

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........   1.394539         1.355476            394,779
 01/01/2012 to 12/31/2012........   1.355476         1.584536            357,711
 01/01/2013 to 12/31/2013........   1.584536         2.166109            489,179
 01/01/2014 to 12/31/2014........   2.166109         2.322193            339,113
 01/01/2015 to 12/31/2015........   2.322193         2.528108            288,512
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........   0.472869         0.490754            751,258
 01/01/2007 to 12/31/2007........   0.490754         0.635801            835,795
 01/01/2008 to 12/31/2008........   0.635801         0.347899            872,931
 01/01/2009 to 12/31/2009........   0.347899         0.544840            710,293
 01/01/2010 to 12/31/2010........   0.544840         0.685356            618,967
 01/01/2011 to 12/31/2011........   0.685356         0.608363            590,713
 01/01/2012 to 12/31/2012........   0.608363         0.671879            547,551
 01/01/2013 to 04/26/2013........   0.671879         0.702375                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.800433         0.837155          2,333,048
 01/01/2007 to 12/31/2007........   0.837155         0.970072          2,459,844
 01/01/2008 to 12/31/2008........   0.970072         0.575745          2,313,511
 01/01/2009 to 12/31/2009........   0.575745         0.825080          1,914,539
 01/01/2010 to 12/31/2010........   0.825080         1.037814          1,636,922
 01/01/2011 to 12/31/2011........   1.037814         1.005549          1,488,248
 01/01/2012 to 12/31/2012........   1.005549         1.126032          1,335,527
 01/01/2013 to 12/31/2013........   1.126032         1.515031          1,151,608
 01/01/2014 to 12/31/2014........   1.515031         1.683134            995,881
 01/01/2015 to 12/31/2015........   1.683134         1.768728            892,629
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.428520         1.458370            124,002
 01/01/2007 to 12/31/2007........   1.458370         1.573486            150,134
 01/01/2008 to 12/31/2008........   1.573486         0.987061            136,618
 01/01/2009 to 12/31/2009........   0.987061         1.348039            150,319
 01/01/2010 to 12/31/2010........   1.348039         1.788298            179,058
 01/01/2011 to 12/31/2011........   1.788298         1.787222            213,487
 01/01/2012 to 12/31/2012........   1.787222         2.040553            214,639
 01/01/2013 to 12/31/2013........   2.040553         2.898111            123,970
 01/01/2014 to 12/31/2014........   2.898111         3.044717             84,875
 01/01/2015 to 12/31/2015........   3.044717         3.073284             83,601
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.978274         2.042940            685,469
 01/01/2007 to 12/31/2007........   2.042940         2.086898            731,381
 01/01/2008 to 12/31/2008........   2.086898         1.742795            664,418
 01/01/2009 to 12/31/2009........   1.742795         2.264412            500,756
 01/01/2010 to 12/31/2010........   2.264412         2.508548            484,014
 01/01/2011 to 12/31/2011........   2.508548         2.615499            412,910
 01/01/2012 to 12/31/2012........   2.615499         2.867320            367,022
 01/01/2013 to 12/31/2013........   2.867320         2.847987            350,241
 01/01/2014 to 12/31/2014........   2.847987         2.953976            287,218
 01/01/2015 to 12/31/2015........   2.953976         2.851778            259,616
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.998034         2.063928          1,227,596
 01/01/2007 to 12/31/2007........   2.063928         2.112091          1,130,430
 01/01/2008 to 12/31/2008........   2.112091         1.766103            887,376
 01/01/2009 to 12/31/2009........   1.766103         2.296146            684,395
 01/01/2010 to 12/31/2010........   2.296146         2.547507            631,824

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     2.547507         2.658387          599,922
 01/01/2012 to 12/31/2012........     2.658387         2.914444          544,022
 01/01/2013 to 12/31/2013........     2.914444         2.897899          428,842
 01/01/2014 to 12/31/2014........     2.897899         3.008876          374,568
 01/01/2015 to 12/31/2015........     3.008876         2.907896          327,830
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.561134         1.598163          831,499
 01/01/2007 to 12/31/2007........     1.598163         1.637739          905,121
 01/01/2008 to 12/31/2008........     1.637739         1.604705          793,327
 01/01/2009 to 12/31/2009........     1.604705         1.645316          751,428
 01/01/2010 to 12/31/2010........     1.645316         1.709846          661,066
 01/01/2011 to 12/31/2011........     1.709846         1.773154          623,048
 01/01/2012 to 12/31/2012........     1.773154         1.799849          529,995
 01/01/2013 to 12/31/2013........     1.799849         1.757001          553,963
 01/01/2014 to 12/31/2014........     1.757001         1.774981          499,638
 01/01/2015 to 12/31/2015........     1.774981         1.753923          462,480
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.576803         1.615138        1,156,287
 01/01/2007 to 12/31/2007........     1.615138         1.656709        1,037,174
 01/01/2008 to 12/31/2008........     1.656709         1.624992          758,148
 01/01/2009 to 12/31/2009........     1.624992         1.667804          655,983
 01/01/2010 to 12/31/2010........     1.667804         1.736148          645,067
 01/01/2011 to 12/31/2011........     1.736148         1.800706          625,245
 01/01/2012 to 12/31/2012........     1.800706         1.829585          523,333
 01/01/2013 to 12/31/2013........     1.829585         1.788837          385,552
 01/01/2014 to 12/31/2014........     1.788837         1.807384          256,852
 01/01/2015 to 12/31/2015........     1.807384         1.787561          243,989
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    37.905729        41.168965            1,436
 01/01/2007 to 12/31/2007........    41.168965        42.830519            2,148
 01/01/2008 to 12/31/2008........    42.830519        31.657964            2,311
 01/01/2009 to 12/31/2009........    31.657964        36.488698            3,169
 01/01/2010 to 12/31/2010........    36.488698        39.293794            5,494
 01/01/2011 to 12/31/2011........    39.293794        40.099301            6,544
 01/01/2012 to 12/31/2012........    40.099301        44.281888            6,402
 01/01/2013 to 12/31/2013........    44.281888        52.467948            5,655
 01/01/2014 to 12/31/2014........    52.467948        57.000413            5,148
 01/01/2015 to 12/31/2015........    57.000413        57.440277            6,891
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.298442         3.714808          924,130
 01/01/2007 to 12/31/2007........     3.714808         3.818147        1,051,764
 01/01/2008 to 12/31/2008........     3.818147         2.274722        1,050,983
 01/01/2009 to 12/31/2009........     2.274722         2.950106        1,000,693
 01/01/2010 to 12/31/2010........     2.950106         3.246562          781,411
 01/01/2011 to 12/31/2011........     3.246562         3.061787          671,571
 01/01/2012 to 12/31/2012........     3.061787         3.396498          504,642
 01/01/2013 to 12/31/2013........     3.396498         4.462102          417,969
 01/01/2014 to 12/31/2014........     4.462102         4.850778          301,492
 01/01/2015 to 12/31/2015........     4.850778         4.880899          269,590
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.332407         3.755854        1,601,147
 01/01/2007 to 12/31/2007........     3.755854         3.863604        1,409,705
 01/01/2008 to 12/31/2008........     3.863604         2.304166        1,170,773

                                             AMERICAN FORERUNNER - 1.50
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     2.304166         2.992306        942,429
 01/01/2010 to 12/31/2010........     2.992306         3.296112        879,531
 01/01/2011 to 12/31/2011........     3.296112         3.111434        738,389
 01/01/2012 to 12/31/2012........     3.111434         3.454162        671,808
 01/01/2013 to 12/31/2013........     3.454162         4.543635        529,126
 01/01/2014 to 12/31/2014........     4.543635         4.943574        340,411
 01/01/2015 to 12/31/2015........     4.943574         4.980354        292,961
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.626066         7.686366         73,091
 01/01/2008 to 12/31/2008........     7.686366         4.746774         63,532
 01/01/2009 to 12/31/2009........     4.746774         5.573756         55,708
 01/01/2010 to 12/31/2010........     5.573756         6.174679         52,533
 01/01/2011 to 12/31/2011........     6.174679         6.098461         43,565
 01/01/2012 to 12/31/2012........     6.098461         6.812951         46,320
 01/01/2013 to 12/31/2013........     6.812951         9.012433         33,193
 01/01/2014 to 12/31/2014........     9.012433        10.077278         22,960
 01/01/2015 to 12/31/2015........    10.077278        10.373379         24,674
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     6.541126         7.335451         73,743
 01/01/2007 to 04/27/2007........     7.335451         7.690404              0





                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    14.365473        15.044153           29,868
 01/01/2007 to 12/31/2007........    15.044153        15.273800           79,642
 01/01/2008 to 12/31/2008........    15.273800        13.605087           77,554
 01/01/2009 to 12/31/2009........    13.605087        15.054376           81,173
 01/01/2010 to 12/31/2010........    15.054376        15.746605           67,536
 01/01/2011 to 12/31/2011........    15.746605        16.418637           52,166
 01/01/2012 to 12/31/2012........    16.418637        16.999219           50,927
 01/01/2013 to 12/31/2013........    16.999219        16.343773           45,642
 01/01/2014 to 12/31/2014........    16.343773        16.907926           38,077
 01/01/2015 to 12/31/2015........    16.907926        16.660166           32,416
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.348696         2.863241        1,686,405
 01/01/2007 to 12/31/2007........     2.863241         3.416153        1,719,437
 01/01/2008 to 12/31/2008........     3.416153         1.560096        1,613,728
 01/01/2009 to 12/31/2009........     1.560096         2.472745        1,498,135
 01/01/2010 to 12/31/2010........     2.472745         2.974524        1,256,273
 01/01/2011 to 12/31/2011........     2.974524         2.363400        1,006,522
 01/01/2012 to 12/31/2012........     2.363400         2.744327          906,930
 01/01/2013 to 12/31/2013........     2.744327         3.459348          763,985
 01/01/2014 to 12/31/2014........     3.459348         3.471486          610,689
 01/01/2015 to 12/31/2015........     3.471486         3.420318          538,887
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    13.584985        14.713987          748,164
 01/01/2007 to 12/31/2007........    14.713987        16.242628          714,807
 01/01/2008 to 12/31/2008........    16.242628         8.941966          711,350
 01/01/2009 to 12/31/2009........     8.941966        12.249922          631,054

                                             AMERICAN FORERUNNER - 1.75
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........    12.249922        14.286292        539,286
 01/01/2011 to 12/31/2011........    14.286292        13.438512        478,711
 01/01/2012 to 12/31/2012........    13.438512        15.566614        397,063
 01/01/2013 to 12/31/2013........    15.566614        19.901300        351,719
 01/01/2014 to 12/31/2014........    19.901300        21.220081        266,923
 01/01/2015 to 12/31/2015........    21.220081        22.282001        222,533
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.447825        10.695891        820,646
 01/01/2007 to 12/31/2007........    10.695891        11.039317        770,415
 01/01/2008 to 12/31/2008........    11.039317         6.741546        659,371
 01/01/2009 to 12/31/2009........     6.741546         8.694195        575,944
 01/01/2010 to 12/31/2010........     8.694195         9.519695        556,073
 01/01/2011 to 12/31/2011........     9.519695         9.183687        527,050
 01/01/2012 to 12/31/2012........     9.183687        10.601112        469,056
 01/01/2013 to 12/31/2013........    10.601112        13.907092        398,872
 01/01/2014 to 12/31/2014........    13.907092        15.119144        331,245
 01/01/2015 to 12/31/2015........    15.119144        15.072970        303,539





                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.214133        10.559328            9,087
 01/01/2013 to 12/31/2013........    10.559328        11.567340           11,857
 01/01/2014 to 12/31/2014........    11.567340        12.238577            9,050
 01/01/2015 to 12/31/2015........    12.238577        12.132264           34,416
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996843         1.040049                0
 01/01/2015 to 12/31/2015........     1.040049         1.014993              979
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008411         7.009250          197,111
 01/01/2009 to 12/31/2009........     7.009250         8.934303          579,258
 01/01/2010 to 12/31/2010........     8.934303         9.876594          659,209
 01/01/2011 to 12/31/2011........     9.876594         9.527614          622,885
 01/01/2012 to 12/31/2012........     9.527614        10.660104          700,204
 01/01/2013 to 12/31/2013........    10.660104        12.453781          760,413
 01/01/2014 to 12/31/2014........    12.453781        13.017008          670,217
 01/01/2015 to 12/31/2015........    13.017008        12.739104          548,929
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998411         6.357620          624,685
 01/01/2009 to 12/31/2009........     6.357620         8.399062        1,003,851
 01/01/2010 to 12/31/2010........     8.399062         9.394374        1,035,856
 01/01/2011 to 12/31/2011........     9.394374         8.821176        1,008,542
 01/01/2012 to 12/31/2012........     8.821176        10.098308          969,770
 01/01/2013 to 12/31/2013........    10.098308        12.451975          794,970
 01/01/2014 to 12/31/2014........    12.451975        13.056674          846,881
 01/01/2015 to 12/31/2015........    13.056674        12.771457          883,124
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018410         7.682733          390,716
 01/01/2009 to 12/31/2009........     7.682733         9.343749          746,572
 01/01/2010 to 12/31/2010........     9.343749        10.121635          645,118

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    10.121635         9.995313          552,309
 01/01/2012 to 12/31/2012........     9.995313        10.918420          516,445
 01/01/2013 to 12/31/2013........    10.918420        12.216236          485,037
 01/01/2014 to 12/31/2014........    12.216236        12.774184          404,621
 01/01/2015 to 12/31/2015........    12.774184        12.498888          320,014
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.147650        11.551100          212,590
 01/01/2013 to 12/31/2013........    11.551100        10.998721          103,089
 01/01/2014 to 12/31/2014........    10.998721        11.273749           78,803
 01/01/2015 to 12/31/2015........    11.273749        10.047720           58,728
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.554225         1.780501          859,971
 01/01/2007 to 12/31/2007........     1.780501         1.931421        1,138,150
 01/01/2008 to 12/31/2008........     1.931421         1.061381        1,572,471
 01/01/2009 to 12/31/2009........     1.061381         1.275050        1,813,533
 01/01/2010 to 12/31/2010........     1.275050         1.342925        1,855,099
 01/01/2011 to 12/31/2011........     1.342925         1.057147        1,462,496
 01/01/2012 to 12/31/2012........     1.057147         1.243635        1,177,211
 01/01/2013 to 12/31/2013........     1.243635         1.411283        1,031,224
 01/01/2014 to 12/31/2014........     1.411283         1.344462          885,976
 01/01/2015 to 12/31/2015........     1.344462         1.296352          946,981
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.575828         1.805756          384,657
 01/01/2007 to 12/31/2007........     1.805756         1.961230          375,503
 01/01/2008 to 12/31/2008........     1.961230         1.078541          337,342
 01/01/2009 to 12/31/2009........     1.078541         1.296482          259,562
 01/01/2010 to 12/31/2010........     1.296482         1.367753          236,032
 01/01/2011 to 12/31/2011........     1.367753         1.078747          185,175
 01/01/2012 to 12/31/2012........     1.078747         1.269334          343,357
 01/01/2013 to 12/31/2013........     1.269334         1.442435          420,556
 01/01/2014 to 12/31/2014........     1.442435         1.376281          348,543
 01/01/2015 to 12/31/2015........     1.376281         1.327346          334,973
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.278586         1.308282        4,610,812
 01/01/2007 to 12/31/2007........     1.308282         1.375233        5,254,813
 01/01/2008 to 12/31/2008........     1.375233         1.431702        4,350,182
 01/01/2009 to 12/31/2009........     1.431702         1.481361        4,010,288
 01/01/2010 to 12/31/2010........     1.481361         1.543163        3,788,579
 01/01/2011 to 12/31/2011........     1.543163         1.631780        3,346,744
 01/01/2012 to 12/31/2012........     1.631780         1.666462        3,058,276
 01/01/2013 to 12/31/2013........     1.666462         1.600891        2,700,428
 01/01/2014 to 12/31/2014........     1.600891         1.664284        2,237,252
 01/01/2015 to 12/31/2015........     1.664284         1.641794        2,462,105
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.468514         4.586570        2,004,580
 01/01/2007 to 12/31/2007........     4.586570         4.792414        2,105,860
 01/01/2008 to 12/31/2008........     4.792414         4.550133        1,655,380
 01/01/2009 to 12/31/2009........     4.550133         4.896481        1,420,965
 01/01/2010 to 12/31/2010........     4.896481         5.215415        1,348,121
 01/01/2011 to 12/31/2011........     5.215415         5.464603        1,224,418
 01/01/2012 to 12/31/2012........     5.464603         5.777688        1,149,838
 01/01/2013 to 12/31/2013........     5.777688         5.637131        1,037,429
 01/01/2014 to 12/31/2014........     5.637131         5.934337          921,158

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     5.934337         5.868839          788,274
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.660633         2.724327          341,353
 01/01/2007 to 12/31/2007........     2.724327         3.179790          525,309
 01/01/2008 to 12/31/2008........     3.179790         1.983988          619,773
 01/01/2009 to 12/31/2009........     1.983988         2.669258          724,543
 01/01/2010 to 12/31/2010........     2.669258         3.143057          656,883
 01/01/2011 to 12/31/2011........     3.143057         2.814278          678,880
 01/01/2012 to 12/31/2012........     2.814278         3.163877          594,690
 01/01/2013 to 12/31/2013........     3.163877         4.175553          580,730
 01/01/2014 to 12/31/2014........     4.175553         4.470849          426,190
 01/01/2015 to 12/31/2015........     4.470849         4.671364          357,548
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    17.008703        17.200922            4,245
 01/01/2007 to 12/31/2007........    17.200922        17.583045            7,506
 01/01/2008 to 12/31/2008........    17.583045         9.539586            8,900
 01/01/2009 to 05/01/2009........     9.539586         9.953774                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.683096         2.750299          487,196
 01/01/2007 to 12/31/2007........     2.750299         3.213109          412,589
 01/01/2008 to 12/31/2008........     3.213109         2.006766          387,513
 01/01/2009 to 12/31/2009........     2.006766         2.702255          360,609
 01/01/2010 to 12/31/2010........     2.702255         3.186014          308,427
 01/01/2011 to 12/31/2011........     3.186014         2.855623          308,333
 01/01/2012 to 12/31/2012........     2.855623         3.213236          349,244
 01/01/2013 to 12/31/2013........     3.213236         4.245201          299,748
 01/01/2014 to 12/31/2014........     4.245201         4.549956          258,157
 01/01/2015 to 12/31/2015........     4.549956         4.758298          231,928
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.969207        10.288581           99,197
 01/01/2013 to 12/31/2013........    10.288581        11.185810          123,609
 01/01/2014 to 12/31/2014........    11.185810        11.676998           81,910
 01/01/2015 to 12/31/2015........    11.676998        11.496390           76,012
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.225479         1.438939          907,204
 01/01/2007 to 12/31/2007........     1.438939         1.462490        1,776,396
 01/01/2008 to 12/31/2008........     1.462490         0.935315        2,005,046
 01/01/2009 to 12/31/2009........     0.935315         1.023753        2,155,305
 01/01/2010 to 12/31/2010........     1.023753         1.099082        2,121,565
 01/01/2011 to 12/31/2011........     1.099082         1.105497        1,904,754
 01/01/2012 to 12/31/2012........     1.105497         1.241701        1,746,248
 01/01/2013 to 12/31/2013........     1.241701         1.612342        1,383,932
 01/01/2014 to 12/31/2014........     1.612342         1.743305        1,122,913
 01/01/2015 to 12/31/2015........     1.743305         1.612052          978,509
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.230032         1.445197          381,675
 01/01/2007 to 12/31/2007........     1.445197         1.470883          277,703
 01/01/2008 to 12/31/2008........     1.470883         0.941708          279,875
 01/01/2009 to 12/31/2009........     0.941708         1.031888          294,117
 01/01/2010 to 12/31/2010........     1.031888         1.108601          208,799
 01/01/2011 to 12/31/2011........     1.108601         1.115921          274,016
 01/01/2012 to 12/31/2012........     1.115921         1.255262          328,863

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.255262         1.631688          298,835
 01/01/2014 to 12/31/2014........     1.631688         1.765641          231,662
 01/01/2015 to 12/31/2015........     1.765641         1.634645          213,294
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.191132         2.257964        1,731,097
 01/01/2007 to 12/31/2007........     2.257964         2.332420        2,684,653
 01/01/2008 to 12/31/2008........     2.332420         2.358502        5,989,973
 01/01/2009 to 12/31/2009........     2.358502         2.330436        4,412,826
 01/01/2010 to 12/31/2010........     2.330436         2.296887        3,275,091
 01/01/2011 to 12/31/2011........     2.296887         2.263911        2,901,409
 01/01/2012 to 12/31/2012........     2.263911         2.231143        2,253,246
 01/01/2013 to 12/31/2013........     2.231143         2.199024        1,819,977
 01/01/2014 to 12/31/2014........     2.199024         2.167367        1,454,929
 01/01/2015 to 12/31/2015........     2.167367         2.136165        1,378,195
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.325212        19.425899          461,636
 01/01/2007 to 12/31/2007........    19.425899        16.271764          548,921
 01/01/2008 to 12/31/2008........    16.271764         9.353651          583,793
 01/01/2009 to 12/31/2009........     9.353651        12.421197          601,773
 01/01/2010 to 12/31/2010........    12.421197        14.214331          523,714
 01/01/2011 to 12/31/2011........    14.214331        13.227452          451,682
 01/01/2012 to 12/31/2012........    13.227452        16.424151          395,105
 01/01/2013 to 12/31/2013........    16.424151        16.761672          331,906
 01/01/2014 to 12/31/2014........    16.761672        18.712211          280,625
 01/01/2015 to 12/31/2015........    18.712211        18.184352          245,056
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.808835         0.783364          813,699
 01/01/2007 to 12/31/2007........     0.783364         0.789527          965,438
 01/01/2008 to 12/31/2008........     0.789527         0.474251          949,847
 01/01/2009 to 12/31/2009........     0.474251         0.621495          944,117
 01/01/2010 to 12/31/2010........     0.621495         0.758261          833,698
 01/01/2011 to 12/31/2011........     0.758261         0.771638          822,647
 01/01/2012 to 12/31/2012........     0.771638         0.901220          763,119
 01/01/2013 to 12/31/2013........     0.901220         1.293308          851,307
 01/01/2014 to 12/31/2014........     1.293308         1.515517        2,956,678
 01/01/2015 to 12/31/2015........     1.515517         1.433407        2,867,955
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   144.013390       176.607648            2,409
 01/01/2008 to 12/31/2008........   176.607648       100.958623           16,506
 01/01/2009 to 12/31/2009........   100.958623       142.147961           27,862
 01/01/2010 to 12/31/2010........   142.147961       153.268221           27,137
 01/01/2011 to 12/31/2011........   153.268221       139.668176           22,551
 01/01/2012 to 12/31/2012........   139.668176       168.639725           20,299
 01/01/2013 to 12/31/2013........   168.639725       214.058042           17,585
 01/01/2014 to 04/25/2014........   214.058042       222.864984                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.321724         9.990344           17,034
 01/01/2007 to 12/31/2007........     9.990344         9.264183           28,688
 01/01/2008 to 12/31/2008........     9.264183         4.143706           30,125
 01/01/2009 to 12/31/2009........     4.143706         5.634772           29,984
 01/01/2010 to 12/31/2010........     5.634772         5.961043           25,637
 01/01/2011 to 04/29/2011........     5.961043         6.337404                0

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.640583         0.580882          307,707
 01/01/2012 to 12/31/2012........     0.580882         0.678769          412,983
 01/01/2013 to 12/31/2013........     0.678769         0.975734          386,016
 01/01/2014 to 12/31/2014........     0.975734         1.143879          926,910
 01/01/2015 to 12/31/2015........     1.143879         1.082467          794,247
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.939867         1.007664          315,799
 01/01/2007 to 12/31/2007........     1.007664         0.935365          255,700
 01/01/2008 to 12/31/2008........     0.935365         0.418730          209,237
 01/01/2009 to 12/31/2009........     0.418730         0.569372          183,054
 01/01/2010 to 12/31/2010........     0.569372         0.602564          182,695
 01/01/2011 to 04/29/2011........     0.602564         0.640659                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    40.171558        42.155647            9,989
 01/01/2007 to 12/31/2007........    42.155647        49.952930           10,425
 01/01/2008 to 12/31/2008........    49.952930        26.663705           17,558
 01/01/2009 to 12/31/2009........    26.663705        39.173098           23,107
 01/01/2010 to 12/31/2010........    39.173098        44.398617           21,065
 01/01/2011 to 12/31/2011........    44.398617        42.340898           19,324
 01/01/2012 to 12/31/2012........    42.340898        46.190049           16,835
 01/01/2013 to 12/31/2013........    46.190049        60.291055           13,171
 01/01/2014 to 12/31/2014........    60.291055        65.885965           11,048
 01/01/2015 to 12/31/2015........    65.885965        66.628610            9,964
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.570386         1.994375        5,735,216
 01/01/2007 to 12/31/2007........     1.994375         1.943523        7,218,326
 01/01/2008 to 12/31/2008........     1.943523         1.132328        6,959,815
 01/01/2009 to 12/31/2009........     1.132328         1.730540        6,787,238
 01/01/2010 to 12/31/2010........     1.730540         1.985706        5,937,964
 01/01/2011 to 12/31/2011........     1.985706         1.678164        5,553,351
 01/01/2012 to 12/31/2012........     1.678164         2.137696        4,766,561
 01/01/2013 to 12/31/2013........     2.137696         2.749327        3,699,606
 01/01/2014 to 12/31/2014........     2.749327         2.552854        3,005,216
 01/01/2015 to 12/31/2015........     2.552854         2.402325        2,798,648
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010705         1.047630          724,653
 01/01/2013 to 12/31/2013........     1.047630         1.051764          486,125
 01/01/2014 to 12/31/2014........     1.051764         1.094475          307,459
 01/01/2015 to 12/31/2015........     1.094475         1.033360          217,779
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.515541         2.585103        2,459,567
 01/01/2013 to 12/31/2013........     2.585103         3.320041        2,074,413
 01/01/2014 to 12/31/2014........     3.320041         3.587799        1,647,504
 01/01/2015 to 12/31/2015........     3.587799         3.218556        1,396,167
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.381260         2.609886        2,891,414
 01/01/2007 to 12/31/2007........     2.609886         2.654186        3,764,153
 01/01/2008 to 12/31/2008........     2.654186         1.373916        4,396,889
 01/01/2009 to 12/31/2009........     1.373916         2.000626        3,806,344
 01/01/2010 to 12/31/2010........     2.000626         2.485500        3,282,246

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     2.485500         2.286290        2,854,649
 01/01/2012 to 04/27/2012........     2.286290         2.527887                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.297300         1.460023          343,758
 01/01/2007 to 12/31/2007........     1.460023         1.598198          325,390
 01/01/2008 to 12/31/2008........     1.598198         0.965092          334,692
 01/01/2009 to 12/31/2009........     0.965092         1.272894          281,035
 01/01/2010 to 12/31/2010........     1.272894         1.583068          272,861
 01/01/2011 to 12/31/2011........     1.583068         1.543456          233,620
 01/01/2012 to 12/31/2012........     1.543456         1.798440          210,927
 01/01/2013 to 12/31/2013........     1.798440         2.484703          207,133
 01/01/2014 to 12/31/2014........     2.484703         2.642667          184,591
 01/01/2015 to 12/31/2015........     2.642667         2.560092          168,644
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.487402         0.492529          189,759
 01/01/2007 to 12/31/2007........     0.492529         0.540683          324,137
 01/01/2008 to 12/31/2008........     0.540683         0.338126          374,282
 01/01/2009 to 12/31/2009........     0.338126         0.465107          365,838
 01/01/2010 to 12/31/2010........     0.465107         0.510278          641,421
 01/01/2011 to 12/31/2011........     0.510278         0.504063          683,313
 01/01/2012 to 12/31/2012........     0.504063         0.574053        1,637,411
 01/01/2013 to 12/31/2013........     0.574053         0.773618        1,271,012
 01/01/2014 to 12/31/2014........     0.773618         0.829148        1,189,878
 01/01/2015 to 12/31/2015........     0.829148         0.903343        1,133,488
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.608707         9.131331           36,021
 01/01/2007 to 12/31/2007........     9.131331        10.285082           48,785
 01/01/2008 to 12/31/2008........    10.285082         5.479802           49,200
 01/01/2009 to 12/31/2009........     5.479802         7.761261           66,834
 01/01/2010 to 12/31/2010........     7.761261         8.368386           71,539
 01/01/2011 to 12/31/2011........     8.368386         8.134289           45,901
 01/01/2012 to 04/27/2012........     8.134289         9.149556                0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.488443         0.493941          185,101
 01/01/2007 to 12/31/2007........     0.493941         0.542988          119,388
 01/01/2008 to 12/31/2008........     0.542988         0.339423          105,132
 01/01/2009 to 12/31/2009........     0.339423         0.467957          107,758
 01/01/2010 to 12/31/2010........     0.467957         0.513994          144,908
 01/01/2011 to 12/31/2011........     0.513994         0.508165          168,734
 01/01/2012 to 12/31/2012........     0.508165         0.578836          268,011
 01/01/2013 to 12/31/2013........     0.578836         0.781040          167,340
 01/01/2014 to 12/31/2014........     0.781040         0.837979          145,775
 01/01/2015 to 12/31/2015........     0.837979         0.913998          140,866
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012759         1.049675          335,908
 01/01/2013 to 12/31/2013........     1.049675         1.148231          379,201
 01/01/2014 to 12/31/2014........     1.148231         1.210646          315,659
 01/01/2015 to 12/31/2015........     1.210646         1.203889          258,242
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    12.988639        14.270148           52,237
 01/01/2014 to 12/31/2014........    14.270148        14.552370           47,152
 01/01/2015 to 12/31/2015........    14.552370        14.518970           47,112
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 04/28/2008 to 12/31/2008........     9.998411         7.983631            9,668
 01/01/2009 to 12/31/2009........     7.983631        10.058445           36,305
 01/01/2010 to 12/31/2010........    10.058445        11.085531           44,863
 01/01/2011 to 12/31/2011........    11.085531        11.159470           47,313
 01/01/2012 to 12/31/2012........    11.159470        12.371987           60,287
 01/01/2013 to 04/26/2013........    12.371987        12.912276                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.775271         3.183890        1,080,860
 01/01/2007 to 12/31/2007........     3.183890         3.502586        1,706,944
 01/01/2008 to 12/31/2008........     3.502586         2.207315        1,858,304
 01/01/2009 to 12/31/2009........     2.207315         2.826619        1,843,486
 01/01/2010 to 12/31/2010........     2.826619         3.543994        1,675,960
 01/01/2011 to 12/31/2011........     3.543994         3.504913        1,426,209
 01/01/2012 to 12/31/2012........     3.504913         3.947062        1,204,982
 01/01/2013 to 12/31/2013........     3.947062         5.473027          978,027
 01/01/2014 to 12/31/2014........     5.473027         5.583138          780,019
 01/01/2015 to 12/31/2015........     5.583138         5.406895          669,974
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.798519         3.213642          445,741
 01/01/2007 to 12/31/2007........     3.213642         3.538671          418,307
 01/01/2008 to 12/31/2008........     3.538671         2.232299          351,024
 01/01/2009 to 12/31/2009........     2.232299         2.861337          331,431
 01/01/2010 to 12/31/2010........     2.861337         3.591203          265,309
 01/01/2011 to 12/31/2011........     3.591203         3.555204          200,515
 01/01/2012 to 12/31/2012........     3.555204         4.007604          241,395
 01/01/2013 to 12/31/2013........     4.007604         5.562578          217,862
 01/01/2014 to 12/31/2014........     5.562578         5.679922          199,946
 01/01/2015 to 12/31/2015........     5.679922         5.506309          188,968
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.001908         1.083509        1,612,369
 01/01/2007 to 12/31/2007........     1.083509         1.113904        1,720,837
 01/01/2008 to 12/31/2008........     1.113904         0.644313        1,767,526
 01/01/2009 to 12/31/2009........     0.644313         0.823492        1,974,207
 01/01/2010 to 12/31/2010........     0.823492         1.066073        1,758,365
 01/01/2011 to 12/31/2011........     1.066073         1.079604        1,186,149
 01/01/2012 to 12/31/2012........     1.079604         1.179894        1,036,204
 01/01/2013 to 12/31/2013........     1.179894         1.725532          873,727
 01/01/2014 to 12/31/2014........     1.725532         1.716586          565,518
 01/01/2015 to 12/31/2015........     1.716586         1.716021          499,008
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.692952         1.821290        4,578,350
 01/01/2007 to 12/31/2007........     1.821290         1.912501        5,498,142
 01/01/2008 to 12/31/2008........     1.912501         1.534240        4,576,735
 01/01/2009 to 12/31/2009........     1.534240         2.068223        4,100,078
 01/01/2010 to 12/31/2010........     2.068223         2.302759        3,783,717
 01/01/2011 to 12/31/2011........     2.302759         2.370888        3,150,311
 01/01/2012 to 12/31/2012........     2.370888         2.639108        2,964,688
 01/01/2013 to 12/31/2013........     2.639108         2.808661        2,891,605
 01/01/2014 to 12/31/2014........     2.808661         2.901907        2,475,651
 01/01/2015 to 12/31/2015........     2.901907         2.797941        2,255,087
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.513950         3.885123        2,294,963
 01/01/2007 to 12/31/2007........     3.885123         3.557994        2,696,827

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     3.557994         1.888890        2,925,054
 01/01/2009 to 12/31/2009........     1.888890         2.628683        2,851,166
 01/01/2010 to 12/31/2010........     2.628683         2.973272        2,526,900
 01/01/2011 to 12/31/2011........     2.973272         3.120763        1,947,252
 01/01/2012 to 12/31/2012........     3.120763         3.431812        1,598,477
 01/01/2013 to 12/31/2013........     3.431812         4.617316        1,261,934
 01/01/2014 to 12/31/2014........     4.617316         4.627025          986,221
 01/01/2015 to 12/31/2015........     4.627025         4.119652          864,811
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.588015         3.970992        1,710,740
 01/01/2007 to 12/31/2007........     3.970992         3.640263        1,530,813
 01/01/2008 to 12/31/2008........     3.640263         1.934485        1,445,155
 01/01/2009 to 12/31/2009........     1.934485         2.694762        1,267,664
 01/01/2010 to 12/31/2010........     2.694762         3.051003        1,058,790
 01/01/2011 to 12/31/2011........     3.051003         3.205584          840,481
 01/01/2012 to 12/31/2012........     3.205584         3.528640          842,062
 01/01/2013 to 12/31/2013........     3.528640         4.752480          801,429
 01/01/2014 to 12/31/2014........     4.752480         4.767194          685,752
 01/01/2015 to 12/31/2015........     4.767194         4.248612          603,642
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988015         9.763701              732
 01/01/2012 to 12/31/2012........     9.763701        10.045613            2,143
 01/01/2013 to 12/31/2013........    10.045613        10.015926          172,431
 01/01/2014 to 12/31/2014........    10.015926         9.976163          162,616
 01/01/2015 to 12/31/2015........     9.976163         9.771345          138,933
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.146837        12.707218          114,393
 01/01/2007 to 12/31/2007........    12.707218        12.932691          141,325
 01/01/2008 to 12/31/2008........    12.932691         7.590311          137,134
 01/01/2009 to 12/31/2009........     7.590311         9.836788          130,396
 01/01/2010 to 12/31/2010........     9.836788        11.216504          124,479
 01/01/2011 to 04/29/2011........    11.216504        12.160675                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.124247        10.380016          131,564
 01/01/2012 to 12/31/2012........    10.380016        11.942528          150,677
 01/01/2013 to 12/31/2013........    11.942528        15.243823          150,734
 01/01/2014 to 12/31/2014........    15.243823        15.788913          144,717
 01/01/2015 to 12/31/2015........    15.788913        15.249111          129,393
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.296283        10.847789           45,474
 01/01/2007 to 12/31/2007........    10.847789        11.286401          230,763
 01/01/2008 to 12/31/2008........    11.286401         9.523075          289,579
 01/01/2009 to 12/31/2009........     9.523075        11.312508          556,554
 01/01/2010 to 12/31/2010........    11.312508        12.270453          649,398
 01/01/2011 to 12/31/2011........    12.270453        12.487545          516,321
 01/01/2012 to 12/31/2012........    12.487545        13.436572          517,555
 01/01/2013 to 12/31/2013........    13.436572        13.810763          390,690
 01/01/2014 to 12/31/2014........    13.810763        14.220659          373,220
 01/01/2015 to 12/31/2015........    14.220659        13.933874          343,580
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.514136        11.339636          243,075
 01/01/2007 to 12/31/2007........    11.339636        11.713206          677,099
 01/01/2008 to 12/31/2008........    11.713206         9.051039          970,965

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     9.051039        11.032921        1,198,187
 01/01/2010 to 12/31/2010........    11.032921        12.127550        1,221,650
 01/01/2011 to 12/31/2011........    12.127550        12.078716        1,265,244
 01/01/2012 to 12/31/2012........    12.078716        13.268351        1,213,367
 01/01/2013 to 12/31/2013........    13.268351        14.506050          952,475
 01/01/2014 to 12/31/2014........    14.506050        15.001570          768,319
 01/01/2015 to 12/31/2015........    15.001570        14.626914          624,571
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.744858        11.844436          930,371
 01/01/2007 to 12/31/2007........    11.844436        12.180356        2,311,940
 01/01/2008 to 12/31/2008........    12.180356         8.567215        3,474,649
 01/01/2009 to 12/31/2009........     8.567215        10.684089        3,869,037
 01/01/2010 to 12/31/2010........    10.684089        11.917316        3,686,958
 01/01/2011 to 12/31/2011........    11.917316        11.585328        3,411,848
 01/01/2012 to 12/31/2012........    11.585328        12.929554        3,088,038
 01/01/2013 to 12/31/2013........    12.929554        15.035274        2,983,294
 01/01/2014 to 12/31/2014........    15.035274        15.567254        2,665,257
 01/01/2015 to 12/31/2015........    15.567254        15.148629        2,340,892
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.970640        12.350345        1,466,084
 01/01/2007 to 12/31/2007........    12.350345        12.640209        3,019,789
 01/01/2008 to 12/31/2008........    12.640209         8.083009        3,445,407
 01/01/2009 to 12/31/2009........     8.083009        10.284465        3,665,653
 01/01/2010 to 12/31/2010........    10.284465        11.626464        3,523,158
 01/01/2011 to 12/31/2011........    11.626464        11.027183        3,325,726
 01/01/2012 to 12/31/2012........    11.027183        12.539804        2,886,826
 01/01/2013 to 12/31/2013........    12.539804        15.364049        2,609,316
 01/01/2014 to 12/31/2014........    15.364049        15.934443        2,437,933
 01/01/2015 to 12/31/2015........    15.934443        15.438671        2,238,640
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         7.031214           45,821
 01/01/2009 to 12/31/2009........     7.031214         8.908616           67,576
 01/01/2010 to 12/31/2010........     8.908616         9.662480           47,389
 01/01/2011 to 12/31/2011........     9.662480         9.356009           52,754
 01/01/2012 to 12/31/2012........     9.356009        10.707378           40,270
 01/01/2013 to 04/26/2013........    10.707378        11.525233                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.599871        13.218226           37,830
 01/01/2014 to 04/25/2014........    13.218226        13.162743                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........     9.996144        10.456396           46,710
 01/01/2013 to 12/31/2013........    10.456396        11.785978          146,841
 01/01/2014 to 12/31/2014........    11.785978        12.737090          145,591
 01/01/2015 to 12/31/2015........    12.737090        12.040591          146,852
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.437840         1.556448        2,092,496
 01/01/2007 to 12/31/2007........     1.556448         1.649223        2,386,944
 01/01/2008 to 12/31/2008........     1.649223         1.034106        2,389,365
 01/01/2009 to 12/31/2009........     1.034106         1.394046        2,400,359
 01/01/2010 to 12/31/2010........     1.394046         1.731160        2,054,046
 01/01/2011 to 12/31/2011........     1.731160         1.668966        1,678,304
 01/01/2012 to 12/31/2012........     1.668966         1.929857        1,677,645
 01/01/2013 to 12/31/2013........     1.929857         2.526538        1,348,176

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     2.526538         2.719895        1,070,036
 01/01/2015 to 12/31/2015........     2.719895         2.610467          899,073
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.794708        11.283503              513
 01/01/2014 to 12/31/2014........    11.283503        12.150990            4,675
 01/01/2015 to 12/31/2015........    12.150990        11.830942           46,531
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.752799         4.260642        1,081,018
 01/01/2007 to 12/31/2007........     4.260642         4.407868        1,167,914
 01/01/2008 to 12/31/2008........     4.407868         2.725565        1,243,468
 01/01/2009 to 12/31/2009........     2.725565         3.382642        1,244,741
 01/01/2010 to 12/31/2010........     3.382642         3.817076        1,152,267
 01/01/2011 to 12/31/2011........     3.817076         3.823762          986,818
 01/01/2012 to 12/31/2012........     3.823762         4.349860        1,160,179
 01/01/2013 to 12/31/2013........     4.349860         5.646260          868,202
 01/01/2014 to 12/31/2014........     5.646260         6.293924          679,092
 01/01/2015 to 12/31/2015........     6.293924         6.259976          627,130
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     8.957184         9.359990            3,712
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.902957         0.943870                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.281644         1.598808        1,807,608
 01/01/2007 to 12/31/2007........     1.598808         1.785095        2,827,867
 01/01/2008 to 12/31/2008........     1.785095         1.013977        4,095,812
 01/01/2009 to 12/31/2009........     1.013977         1.314845        4,082,942
 01/01/2010 to 12/31/2010........     1.314845         1.443723        3,671,480
 01/01/2011 to 12/31/2011........     1.443723         1.270518        3,253,628
 01/01/2012 to 12/31/2012........     1.270518         1.461343        3,089,538
 01/01/2013 to 12/31/2013........     1.461343         1.717674        2,622,796
 01/01/2014 to 12/31/2014........     1.717674         1.575294        1,985,185
 01/01/2015 to 12/31/2015........     1.575294         1.525076        1,755,246
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........     4.016932         4.431736        1,093,162
 01/01/2007 to 12/31/2007........     4.431736         4.547436        1,320,688
 01/01/2008 to 12/31/2008........     4.547436         3.480191        1,306,753
 01/01/2009 to 12/31/2009........     3.480191         4.057927        1,217,465
 01/01/2010 to 12/31/2010........     4.057927         4.391406        1,134,529
 01/01/2011 to 12/31/2011........     4.391406         4.421767        1,004,292
 01/01/2012 to 12/31/2012........     4.421767         4.850589          926,715
 01/01/2013 to 12/31/2013........     4.850589         5.674749          798,548
 01/01/2014 to 12/31/2014........     5.674749         6.060846          634,173
 01/01/2015 to 12/31/2015........     6.060846         5.949727          508,301
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.265477         1.469805        2,212,275
 01/01/2007 to 12/31/2007........     1.469805         1.390211        2,152,159
 01/01/2008 to 12/31/2008........     1.390211         0.908357        2,128,579
 01/01/2009 to 12/31/2009........     0.908357         1.079572        2,430,353
 01/01/2010 to 12/31/2010........     1.079572         1.182990        2,412,845
 01/01/2011 to 12/31/2011........     1.182990         1.173446        2,435,890
 01/01/2012 to 12/31/2012........     1.173446         1.345189        2,110,890
 01/01/2013 to 12/31/2013........     1.345189         1.794991        2,755,538
 01/01/2014 to 12/31/2014........     1.794991         1.956008        2,298,308

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   1.956008           1.920823        2,087,979
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.808915           3.091412          418,994
 01/01/2007 to 12/31/2007........   3.091412           3.166699          369,738
 01/01/2008 to 12/31/2008........   3.166699           1.900624          324,843
 01/01/2009 to 12/31/2009........   1.900624           2.275760          336,622
 01/01/2010 to 12/31/2010........   2.275760           2.563267          293,068
 01/01/2011 to 12/31/2011........   2.563267           2.365143          275,076
 01/01/2012 to 12/31/2012........   2.365143           2.691538          248,480
 01/01/2013 to 04/26/2013........   2.691538           2.962792                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998411           6.597865           17,150
 01/01/2009 to 12/31/2009........   6.597865           8.121083           52,439
 01/01/2010 to 12/31/2010........   8.121083           8.886550           53,093
 01/01/2011 to 12/31/2011........   8.886550           8.710985           51,095
 01/01/2012 to 12/31/2012........   8.710985           9.779654           44,391
 01/01/2013 to 04/26/2013........   9.779654          10.711030                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.274379           1.481335        1,046,720
 01/01/2007 to 12/31/2007........   1.481335           1.402540          921,294
 01/01/2008 to 12/31/2008........   1.402540           0.917686          863,248
 01/01/2009 to 12/31/2009........   0.917686           1.091437          872,444
 01/01/2010 to 12/31/2010........   1.091437           1.196789          770,447
 01/01/2011 to 12/31/2011........   1.196789           1.189102          627,557
 01/01/2012 to 12/31/2012........   1.189102           1.364015          684,724
 01/01/2013 to 12/31/2013........   1.364015           1.823446          887,517
 01/01/2014 to 12/31/2014........   1.823446           1.988203          670,441
 01/01/2015 to 12/31/2015........   1.988203           1.954281          527,476
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.837001           3.125342          126,283
 01/01/2007 to 12/31/2007........   3.125342           3.204600          125,799
 01/01/2008 to 12/31/2008........   3.204600           1.925548          108,419
 01/01/2009 to 12/31/2009........   1.925548           2.308874           81,758
 01/01/2010 to 12/31/2010........   2.308874           2.603273           72,078
 01/01/2011 to 12/31/2011........   2.603273           2.404287           77,657
 01/01/2012 to 12/31/2012........   2.404287           2.738883           79,067
 01/01/2013 to 04/26/2013........   2.738883           3.015979                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.278966           1.484917          414,349
 01/01/2011 to 12/31/2011........   1.484917           1.362275          479,065
 01/01/2012 to 12/31/2012........   1.362275           1.467179          378,732
 01/01/2013 to 12/31/2013........   1.467179           2.010373          386,757
 01/01/2014 to 12/31/2014........   2.010373           2.001527          312,227
 01/01/2015 to 12/31/2015........   2.001527           1.873629          319,865
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.727663           1.899682          663,413
 01/01/2007 to 12/31/2007........   1.899682           2.024036          574,046
 01/01/2008 to 12/31/2008........   2.024036           0.889037          518,166
 01/01/2009 to 12/31/2009........   0.889037           1.170063          508,025
 01/01/2010 to 04/30/2010........   1.170063           1.266157                0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.234205           1.526036        1,797,160
 01/01/2007 to 12/31/2007........   1.526036           1.662172        2,230,007

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.662172         0.946866        2,122,211
 01/01/2009 to 12/31/2009........     0.946866         1.197230        1,945,763
 01/01/2010 to 12/31/2010........     1.197230         1.273378        1,859,918
 01/01/2011 to 12/31/2011........     1.273378         1.096323        1,661,376
 01/01/2012 to 12/31/2012........     1.096323         1.275209        1,630,826
 01/01/2013 to 12/31/2013........     1.275209         1.527339        1,544,524
 01/01/2014 to 12/31/2014........     1.527339         1.411000        1,381,856
 01/01/2015 to 12/31/2015........     1.411000         1.372888        1,235,178
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........     1.852238         2.125829        1,998,038
 01/01/2007 to 12/31/2007........     2.125829         2.017720        1,872,461
 01/01/2008 to 12/31/2008........     2.017720         1.221875        1,820,063
 01/01/2009 to 12/31/2009........     1.221875         1.358846        1,823,852
 01/01/2010 to 12/31/2010........     1.358846         1.625123        1,611,314
 01/01/2011 to 12/31/2011........     1.625123         1.689980        1,196,198
 01/01/2012 to 12/31/2012........     1.689980         1.827971        1,022,703
 01/01/2013 to 12/31/2013........     1.827971         2.489697        1,389,982
 01/01/2014 to 12/31/2014........     2.489697         2.446482        1,113,371
 01/01/2015 to 12/31/2015........     2.446482         2.420426          937,800
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.442618         1.630572          741,863
 01/01/2007 to 12/31/2007........     1.630572         1.563417        1,511,439
 01/01/2008 to 12/31/2008........     1.563417         0.950686        1,566,921
 01/01/2009 to 12/31/2009........     0.950686         1.281457        1,442,980
 01/01/2010 to 12/31/2010........     1.281457         1.551735        1,271,637
 01/01/2011 to 12/31/2011........     1.551735         1.448747        1,102,811
 01/01/2012 to 12/31/2012........     1.448747         1.503253        1,046,973
 01/01/2013 to 04/26/2013........     1.503253         1.629681                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.881722         2.163361        1,722,839
 01/01/2007 to 12/31/2007........     2.163361         2.055782        1,424,625
 01/01/2008 to 12/31/2008........     2.055782         1.246028        1,149,280
 01/01/2009 to 12/31/2009........     1.246028         1.386773        1,185,842
 01/01/2010 to 12/31/2010........     1.386773         1.660035        1,081,078
 01/01/2011 to 12/31/2011........     1.660035         1.727133          869,223
 01/01/2012 to 12/31/2012........     1.727133         1.870684          915,272
 01/01/2013 to 12/31/2013........     1.870684         2.551268        1,033,654
 01/01/2014 to 12/31/2014........     2.551268         2.509743          874,496
 01/01/2015 to 12/31/2015........     2.509743         2.484202          739,614
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.750746        19.209905           72,423
 01/01/2007 to 12/31/2007........    19.209905        20.117370          110,565
 01/01/2008 to 12/31/2008........    20.117370        11.785434          126,590
 01/01/2009 to 12/31/2009........    11.785434        16.239027          119,403
 01/01/2010 to 12/31/2010........    16.239027        18.554558          106,286
 01/01/2011 to 12/31/2011........    18.554558        16.750804           91,081
 01/01/2012 to 12/31/2012........    16.750804        20.004206           80,898
 01/01/2013 to 12/31/2013........    20.004206        25.062042           81,952
 01/01/2014 to 12/31/2014........    25.062042        25.230431           65,527
 01/01/2015 to 12/31/2015........    25.230431        25.845890           56,897
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998411         6.567015            2,914
 01/01/2009 to 12/31/2009........     6.567015         8.583858           14,752

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     8.583858         9.108293           15,176
 01/01/2011 to 12/31/2011........     9.108293         8.358265           21,325
 01/01/2012 to 12/31/2012........     8.358265        10.067242           23,782
 01/01/2013 to 04/26/2013........    10.067242        10.700829                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999801         1.035231                0
 01/01/2015 to 12/31/2015........     1.035231         0.964444                0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.978974        11.082609           54,149
 01/01/2007 to 12/31/2007........    11.082609        12.101606          126,768
 01/01/2008 to 12/31/2008........    12.101606        11.105247          371,727
 01/01/2009 to 12/31/2009........    11.105247        12.920908          401,684
 01/01/2010 to 12/31/2010........    12.920908        13.723308          447,576
 01/01/2011 to 12/31/2011........    13.723308        15.033228          437,537
 01/01/2012 to 12/31/2012........    15.033228        16.168633          555,919
 01/01/2013 to 12/31/2013........    16.168633        14.457793          431,842
 01/01/2014 to 12/31/2014........    14.457793        14.661930          396,758
 01/01/2015 to 12/31/2015........    14.661930        14.001440          363,300
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.216235         1.252931       14,270,403
 01/01/2007 to 12/31/2007........     1.252931         1.328206       15,632,251
 01/01/2008 to 12/31/2008........     1.328206         1.314400       14,551,036
 01/01/2009 to 12/31/2009........     1.314400         1.529041       14,245,257
 01/01/2010 to 12/31/2010........     1.529041         1.630165       13,825,096
 01/01/2011 to 12/31/2011........     1.630165         1.657688       12,062,943
 01/01/2012 to 12/31/2012........     1.657688         1.785163       11,562,648
 01/01/2013 to 12/31/2013........     1.785163         1.725764       10,564,540
 01/01/2014 to 12/31/2014........     1.725764         1.772221        9,079,285
 01/01/2015 to 12/31/2015........     1.772221         1.746797        7,952,852
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.767139        10.929950            8,797
 01/01/2013 to 12/31/2013........    10.929950        10.285740            8,133
 01/01/2014 to 12/31/2014........    10.285740        10.903737            7,170
 01/01/2015 to 12/31/2015........    10.903737        10.792993            7,695
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.215956        10.749431            3,438
 01/01/2014 to 12/31/2014........    10.749431        11.510177            5,060
 01/01/2015 to 12/31/2015........    11.510177        11.202523            4,997
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.580682         1.831890        1,803,280
 01/01/2007 to 12/31/2007........     1.831890         1.774602        1,979,142
 01/01/2008 to 12/31/2008........     1.774602         1.160069        1,911,413
 01/01/2009 to 12/31/2009........     1.160069         1.436766        1,785,211
 01/01/2010 to 12/31/2010........     1.436766         1.792471        1,518,933
 01/01/2011 to 12/31/2011........     1.792471         1.690978        1,291,001
 01/01/2012 to 12/31/2012........     1.690978         1.934019        1,368,958
 01/01/2013 to 12/31/2013........     1.934019         2.634011        1,180,877
 01/01/2014 to 12/31/2014........     2.634011         2.720224          961,121
 01/01/2015 to 12/31/2015........     2.720224         2.560639          825,314
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010737         1.067782           35,061
 01/01/2013 to 12/31/2013........     1.067782         1.158819          116,267
 01/01/2014 to 12/31/2014........     1.158819         1.230529           84,221

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.230529         1.202154           42,020
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.510408        11.154018                0
 01/01/2007 to 12/31/2007........    11.154018        11.586079            1,807
 01/01/2008 to 12/31/2008........    11.586079         8.557256           36,836
 01/01/2009 to 12/31/2009........     8.557256        10.533078           32,100
 01/01/2010 to 12/31/2010........    10.533078        11.652090          117,728
 01/01/2011 to 12/31/2011........    11.652090        11.606558          128,210
 01/01/2012 to 12/31/2012........    11.606558        12.907972          219,894
 01/01/2013 to 12/31/2013........    12.907972        14.367328          198,885
 01/01/2014 to 12/31/2014........    14.367328        14.983493          177,230
 01/01/2015 to 12/31/2015........    14.983493        14.477877          165,262
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.701227        11.408665            3,725
 01/01/2007 to 12/31/2007........    11.408665        11.875318            5,753
 01/01/2008 to 12/31/2008........    11.875318         7.845300            8,225
 01/01/2009 to 12/31/2009........     7.845300         9.982416           33,230
 01/01/2010 to 12/31/2010........     9.982416        11.231351           33,046
 01/01/2011 to 12/31/2011........    11.231351        10.834310           59,208
 01/01/2012 to 12/31/2012........    10.834310        12.282659          124,343
 01/01/2013 to 12/31/2013........    12.282659        14.293681          154,634
 01/01/2014 to 12/31/2014........    14.293681        14.845703          148,319
 01/01/2015 to 12/31/2015........    14.845703        14.293837           76,841
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.264276         1.406653        2,346,411
 01/01/2007 to 12/31/2007........     1.406653         1.513164        3,699,193
 01/01/2008 to 12/31/2008........     1.513164         0.864925        4,236,583
 01/01/2009 to 12/31/2009........     0.864925         1.219353        4,224,088
 01/01/2010 to 12/31/2010........     1.219353         1.403035        3,244,881
 01/01/2011 to 12/31/2011........     1.403035         1.364415        2,765,840
 01/01/2012 to 12/31/2012........     1.364415         1.595787        2,485,109
 01/01/2013 to 12/31/2013........     1.595787         2.182580        2,540,043
 01/01/2014 to 12/31/2014........     2.182580         2.341021        2,072,316
 01/01/2015 to 12/31/2015........     2.341021         2.549881        1,985,396
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.478898         0.497258        1,174,062
 01/01/2007 to 12/31/2007........     0.497258         0.644552        1,492,886
 01/01/2008 to 12/31/2008........     0.644552         0.352865        1,713,517
 01/01/2009 to 12/31/2009........     0.352865         0.552893        1,563,838
 01/01/2010 to 12/31/2010........     0.552893         0.695833        1,427,700
 01/01/2011 to 12/31/2011........     0.695833         0.617971        1,403,368
 01/01/2012 to 12/31/2012........     0.617971         0.682834        1,455,145
 01/01/2013 to 04/26/2013........     0.682834         0.713940                0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.802451         0.839683        6,105,826
 01/01/2007 to 12/31/2007........     0.839683         0.973491        7,090,708
 01/01/2008 to 12/31/2008........     0.973491         0.578065        7,499,130
 01/01/2009 to 12/31/2009........     0.578065         0.828819        7,154,942
 01/01/2010 to 12/31/2010........     0.828819         1.043038        6,391,790
 01/01/2011 to 12/31/2011........     1.043038         1.011115        5,381,821
 01/01/2012 to 12/31/2012........     1.011115         1.132835        4,667,437
 01/01/2013 to 12/31/2013........     1.132835         1.524946        3,962,519
 01/01/2014 to 12/31/2014........     1.524946         1.694995        3,165,104

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........   1.694995         1.782083          2,703,174
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.434841         1.465554            846,806
 01/01/2007 to 12/31/2007........   1.465554         1.582032          1,113,588
 01/01/2008 to 12/31/2008........   1.582032         0.992921          1,230,477
 01/01/2009 to 12/31/2009........   0.992921         1.356720          1,241,148
 01/01/2010 to 12/31/2010........   1.356720         1.800713          1,195,451
 01/01/2011 to 12/31/2011........   1.800713         1.800529          1,095,087
 01/01/2012 to 12/31/2012........   1.800529         2.056778            837,904
 01/01/2013 to 12/31/2013........   2.056778         2.922615            712,591
 01/01/2014 to 12/31/2014........   2.922615         3.071996            615,727
 01/01/2015 to 12/31/2015........   3.071996         3.102371            603,802
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.989347         2.055399          3,023,064
 01/01/2007 to 12/31/2007........   2.055399         2.100680          4,497,418
 01/01/2008 to 12/31/2008........   2.100680         1.755185          3,878,167
 01/01/2009 to 12/31/2009........   1.755185         2.281649          3,143,160
 01/01/2010 to 12/31/2010........   2.281649         2.528907          2,962,660
 01/01/2011 to 12/31/2011........   2.528907         2.638041          2,546,692
 01/01/2012 to 12/31/2012........   2.638041         2.893486          2,320,716
 01/01/2013 to 12/31/2013........   2.893486         2.875415          2,108,584
 01/01/2014 to 12/31/2014........   2.875415         2.983916          1,730,441
 01/01/2015 to 12/31/2015........   2.983916         2.882123          1,569,252
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.009228         2.076526          2,178,728
 01/01/2007 to 12/31/2007........   2.076526         2.126051          2,102,157
 01/01/2008 to 12/31/2008........   2.126051         1.778668          1,693,074
 01/01/2009 to 12/31/2009........   1.778668         2.313637          1,380,503
 01/01/2010 to 12/31/2010........   2.313637         2.568197          1,189,198
 01/01/2011 to 12/31/2011........   2.568197         2.681314            945,695
 01/01/2012 to 12/31/2012........   2.681314         2.941057            993,779
 01/01/2013 to 12/31/2013........   2.941057         2.925824            927,237
 01/01/2014 to 12/31/2014........   2.925824         3.039389            739,284
 01/01/2015 to 12/31/2015........   3.039389         2.938854            584,663
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.569873         1.607910          3,318,924
 01/01/2007 to 12/31/2007........   1.607910         1.648555          3,891,051
 01/01/2008 to 12/31/2008........   1.648555         1.616113          3,597,556
 01/01/2009 to 12/31/2009........   1.616113         1.657842          3,602,968
 01/01/2010 to 12/31/2010........   1.657842         1.723725          3,517,189
 01/01/2011 to 12/31/2011........   1.723725         1.788438          2,912,344
 01/01/2012 to 12/31/2012........   1.788438         1.816276          2,427,030
 01/01/2013 to 12/31/2013........   1.816276         1.773924          2,082,848
 01/01/2014 to 12/31/2014........   1.773924         1.792973          1,938,319
 01/01/2015 to 12/31/2015........   1.792973         1.772587          1,698,523
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.585629         1.624988          1,311,558
 01/01/2007 to 12/31/2007........   1.624988         1.667651          1,148,880
 01/01/2008 to 12/31/2008........   1.667651         1.636545          1,071,313
 01/01/2009 to 12/31/2009........   1.636545         1.680501          1,002,932
 01/01/2010 to 12/31/2010........   1.680501         1.750240            847,217
 01/01/2011 to 12/31/2011........   1.750240         1.816228            691,457
 01/01/2012 to 12/31/2012........   1.816228         1.846283            693,644

                                             AMERICAN FORERUNNER - 1.45
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.846283         1.806067          602,466
 01/01/2014 to 12/31/2014........     1.806067         1.825705          505,071
 01/01/2015 to 12/31/2015........     1.825705         1.806584          375,096
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    38.276926        41.592849           16,261
 01/01/2007 to 12/31/2007........    41.592849        43.293270           27,271
 01/01/2008 to 12/31/2008........    43.293270        32.016076           26,985
 01/01/2009 to 12/31/2009........    32.016076        36.919908           26,564
 01/01/2010 to 12/31/2010........    36.919908        39.778027           23,559
 01/01/2011 to 12/31/2011........    39.778027        40.613715           22,645
 01/01/2012 to 12/31/2012........    40.613715        44.872504           21,511
 01/01/2013 to 12/31/2013........    44.872504        53.194328           16,995
 01/01/2014 to 12/31/2014........    53.194328        57.818441           12,708
 01/01/2015 to 12/31/2015........    57.818441        58.293762           11,544
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.316902         3.737460        5,165,928
 01/01/2007 to 12/31/2007........     3.737460         3.843359        6,421,661
 01/01/2008 to 12/31/2008........     3.843359         2.290895        6,974,088
 01/01/2009 to 12/31/2009........     2.290895         2.972567        6,917,906
 01/01/2010 to 12/31/2010........     2.972567         3.272915        6,284,593
 01/01/2011 to 12/31/2011........     3.272915         3.088180        5,582,740
 01/01/2012 to 12/31/2012........     3.088180         3.427500        4,648,629
 01/01/2013 to 12/31/2013........     3.427500         4.505080        3,838,344
 01/01/2014 to 12/31/2014........     4.505080         4.899949        3,064,770
 01/01/2015 to 12/31/2015........     4.899949         4.932841        2,470,519
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.351013         3.778708        2,355,062
 01/01/2007 to 12/31/2007........     3.778708         3.889069        2,081,706
 01/01/2008 to 12/31/2008........     3.889069         2.320520        1,713,450
 01/01/2009 to 12/31/2009........     2.320520         3.015052        1,617,174
 01/01/2010 to 12/31/2010........     3.015052         3.322826        1,471,616
 01/01/2011 to 12/31/2011........     3.322826         3.138218        1,193,141
 01/01/2012 to 12/31/2012........     3.138218         3.485647        1,257,945
 01/01/2013 to 12/31/2013........     3.485647         4.587342        1,095,960
 01/01/2014 to 12/31/2014........     4.587342         4.993625          893,884
 01/01/2015 to 12/31/2015........     4.993625         5.033294          754,294
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.717460         7.781092           86,831
 01/01/2008 to 12/31/2008........     7.781092         4.807688          119,229
 01/01/2009 to 12/31/2009........     4.807688         5.648106          133,881
 01/01/2010 to 12/31/2010........     5.648106         6.260172          138,139
 01/01/2011 to 12/31/2011........     6.260172         6.185986          137,182
 01/01/2012 to 12/31/2012........     6.185986         6.914203          128,156
 01/01/2013 to 12/31/2013........     6.914203         9.150944          118,360
 01/01/2014 to 12/31/2014........     9.150944        10.237270          134,153
 01/01/2015 to 12/31/2015........    10.237270        10.543343           94,845
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     6.615113         7.422121           76,983
 01/01/2007 to 04/27/2007........     7.422121         7.782537                0

                                             AMERICAN FORERUNNER - 1.7
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    14.430321        15.117074           73,714
 01/01/2007 to 12/31/2007........    15.117074        15.355552          381,227
 01/01/2008 to 12/31/2008........    15.355552        13.684769          407,883
 01/01/2009 to 12/31/2009........    13.684769        15.150116          364,394
 01/01/2010 to 12/31/2010........    15.150116        15.854671          365,481
 01/01/2011 to 12/31/2011........    15.854671        16.539557          330,248
 01/01/2012 to 12/31/2012........    16.539557        17.133025          304,912
 01/01/2013 to 12/31/2013........    17.133025        16.480660          249,876
 01/01/2014 to 12/31/2014........    16.480660        17.058063          210,130
 01/01/2015 to 12/31/2015........    17.058063        16.816511          185,337
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.357699         2.875650        3,656,387
 01/01/2007 to 12/31/2007........     2.875650         3.432683        4,730,097
 01/01/2008 to 12/31/2008........     3.432683         1.568434        5,450,076
 01/01/2009 to 12/31/2009........     1.568434         2.487203        5,217,053
 01/01/2010 to 12/31/2010........     2.487203         2.993410        4,544,451
 01/01/2011 to 12/31/2011........     2.993410         2.379595        4,043,726
 01/01/2012 to 12/31/2012........     2.379595         2.764521        3,646,012
 01/01/2013 to 12/31/2013........     2.764521         3.486545        3,060,124
 01/01/2014 to 12/31/2014........     3.486545         3.500529        2,478,026
 01/01/2015 to 12/31/2015........     3.500529         3.450658        2,041,624
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    13.735471        14.884400        2,097,885
 01/01/2007 to 12/31/2007........    14.884400        16.439009        2,295,795
 01/01/2008 to 12/31/2008........    16.439009         9.054631        2,397,924
 01/01/2009 to 12/31/2009........     9.054631        12.410470        2,337,394
 01/01/2010 to 12/31/2010........    12.410470        14.480758        2,126,120
 01/01/2011 to 12/31/2011........    14.480758        13.628239        1,781,611
 01/01/2012 to 12/31/2012........    13.628239        15.794318        1,557,315
 01/01/2013 to 12/31/2013........    15.794318        20.202503        1,321,840
 01/01/2014 to 12/31/2014........    20.202503        21.552019        1,025,923
 01/01/2015 to 12/31/2015........    21.552019        22.641869          867,988
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.552598        10.819898        1,810,952
 01/01/2007 to 12/31/2007........    10.819898        11.172921        2,036,555
 01/01/2008 to 12/31/2008........    11.172921         6.826567        2,118,299
 01/01/2009 to 12/31/2009........     6.826567         8.808245        2,027,304
 01/01/2010 to 12/31/2010........     8.808245         9.649393        1,876,534
 01/01/2011 to 12/31/2011........     9.649393         9.313454        1,668,699
 01/01/2012 to 12/31/2012........     9.313454        10.756310        1,455,001
 01/01/2013 to 12/31/2013........    10.756310        14.117741        1,271,620
 01/01/2014 to 12/31/2014........    14.117741        15.355828        1,036,895
 01/01/2015 to 12/31/2015........    15.355828        15.316589          919,548





                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........   10.219284        10.568199               0
 01/01/2013 to 12/31/2013........   10.568199        11.582847           4,297

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........    11.582847        12.261112           4,061
 01/01/2015 to 12/31/2015........    12.261112        12.160685          29,817
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996850         1.040408               0
 01/01/2015 to 12/31/2015........     1.040408         1.015852               0
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008465         7.011667          19,218
 01/01/2009 to 12/31/2009........     7.011667         8.941853          28,385
 01/01/2010 to 12/31/2010........     8.941853         9.889880          41,810
 01/01/2011 to 12/31/2011........     9.889880         9.545193          46,167
 01/01/2012 to 12/31/2012........     9.545193        10.685140          45,398
 01/01/2013 to 12/31/2013........    10.685140        12.489271          40,093
 01/01/2014 to 12/31/2014........    12.489271        13.060633          38,523
 01/01/2015 to 12/31/2015........    13.060633        12.788193          36,906
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998466         6.359814          91,557
 01/01/2009 to 12/31/2009........     6.359814         8.406163         209,577
 01/01/2010 to 12/31/2010........     8.406163         9.407014         208,434
 01/01/2011 to 12/31/2011........     9.407014         8.837455         226,329
 01/01/2012 to 12/31/2012........     8.837455        10.122028         230,112
 01/01/2013 to 12/31/2013........    10.122028        12.487463         148,324
 01/01/2014 to 12/31/2014........    12.487463        13.100436         284,114
 01/01/2015 to 12/31/2015........    13.100436        12.820674         267,404
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018465         7.685380           5,832
 01/01/2009 to 12/31/2009........     7.685380         9.351642          41,898
 01/01/2010 to 12/31/2010........     9.351642        10.135248          53,403
 01/01/2011 to 12/31/2011........    10.135248        10.013751          46,959
 01/01/2012 to 12/31/2012........    10.013751        10.944060          13,083
 01/01/2013 to 12/31/2013........    10.944060        12.251046          11,154
 01/01/2014 to 12/31/2014........    12.251046        12.816991          11,088
 01/01/2015 to 12/31/2015........    12.816991        12.547047          10,367
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.153421        11.560958               0
 01/01/2013 to 12/31/2013........    11.560958        11.013615           5,303
 01/01/2014 to 12/31/2014........    11.013615        11.294663          34,099
 01/01/2015 to 12/31/2015........    11.294663        10.071399           4,555
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.565675         1.794512         447,790
 01/01/2007 to 12/31/2007........     1.794512         1.947600         607,200
 01/01/2008 to 12/31/2008........     1.947600         1.070810         460,819
 01/01/2009 to 12/31/2009........     1.070810         1.287020         471,931
 01/01/2010 to 12/31/2010........     1.287020         1.356210         150,637
 01/01/2011 to 12/31/2011........     1.356210         1.068138         161,164
 01/01/2012 to 12/31/2012........     1.068138         1.257196         169,192
 01/01/2013 to 12/31/2013........     1.257196         1.427386         171,040
 01/01/2014 to 12/31/2014........     1.427386         1.360483         142,270
 01/01/2015 to 12/31/2015........     1.360483         1.312456         144,821
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.587452         1.819983         248,957
 01/01/2007 to 12/31/2007........     1.819983         1.977677         229,090
 01/01/2008 to 12/31/2008........     1.977677         1.088132         231,639
 01/01/2009 to 12/31/2009........     1.088132         1.308666         205,441

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.308666         1.381296         182,720
 01/01/2011 to 12/31/2011........     1.381296         1.089972         169,795
 01/01/2012 to 12/31/2012........     1.089972         1.283187         130,825
 01/01/2013 to 12/31/2013........     1.283187         1.458907         126,500
 01/01/2014 to 12/31/2014........     1.458907         1.392694         117,974
 01/01/2015 to 12/31/2015........     1.392694         1.343848          94,076
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.283036         1.313490         846,664
 01/01/2007 to 12/31/2007........     1.313490         1.381401         831,517
 01/01/2008 to 12/31/2008........     1.381401         1.438845         599,719
 01/01/2009 to 12/31/2009........     1.438845         1.489496         605,337
 01/01/2010 to 12/31/2010........     1.489496         1.552413         540,372
 01/01/2011 to 12/31/2011........     1.552413         1.642381         557,095
 01/01/2012 to 12/31/2012........     1.642381         1.678131         470,481
 01/01/2013 to 12/31/2013........     1.678131         1.612908         539,008
 01/01/2014 to 12/31/2014........     1.612908         1.677615         415,744
 01/01/2015 to 12/31/2015........     1.677615         1.655773         393,862
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.518013         4.639690         421,577
 01/01/2007 to 12/31/2007........     4.639690         4.850355         386,027
 01/01/2008 to 12/31/2008........     4.850355         4.607455         309,883
 01/01/2009 to 12/31/2009........     4.607455         4.960645         280,539
 01/01/2010 to 12/31/2010........     4.960645         5.286401         250,091
 01/01/2011 to 12/31/2011........     5.286401         5.541742         235,563
 01/01/2012 to 12/31/2012........     5.541742         5.862192         188,100
 01/01/2013 to 12/31/2013........     5.862192         5.722441         194,613
 01/01/2014 to 12/31/2014........     5.722441         6.027157         163,272
 01/01/2015 to 12/31/2015........     6.027157         5.963616          96,464
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.675538         2.740956          26,641
 01/01/2007 to 12/31/2007........     2.740956         3.200807          25,247
 01/01/2008 to 12/31/2008........     3.200807         1.998105         145,452
 01/01/2009 to 12/31/2009........     1.998105         2.689596         196,850
 01/01/2010 to 12/31/2010........     2.689596         3.168587         183,100
 01/01/2011 to 12/31/2011........     3.168587         2.838554         193,065
 01/01/2012 to 12/31/2012........     2.838554         3.192773         184,016
 01/01/2013 to 12/31/2013........     3.192773         4.215795         154,616
 01/01/2014 to 12/31/2014........     4.215795         4.516195         115,853
 01/01/2015 to 12/31/2015........     4.516195         4.721105         109,173
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    17.091180        17.290064               0
 01/01/2007 to 12/31/2007........    17.290064        17.683059               0
 01/01/2008 to 12/31/2008........    17.683059         9.598675               0
 01/01/2009 to 05/01/2009........     9.598675        10.017096               0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.698157         2.767117          96,204
 01/01/2007 to 12/31/2007........     2.767117         3.234382         101,348
 01/01/2008 to 12/31/2008........     3.234382         2.021068          93,342
 01/01/2009 to 12/31/2009........     2.021068         2.722875          83,176
 01/01/2010 to 12/31/2010........     2.722875         3.211929          78,090
 01/01/2011 to 12/31/2011........     3.211929         2.880288          57,384
 01/01/2012 to 12/31/2012........     2.880288         3.242620          37,568

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     3.242620         4.286163           30,020
 01/01/2014 to 12/31/2014........     4.286163         4.596156           26,429
 01/01/2015 to 12/31/2015........     4.596156         4.809018           23,308
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.974236        10.297225                0
 01/01/2013 to 12/31/2013........    10.297225        11.200807            5,030
 01/01/2014 to 12/31/2014........    11.200807        11.698501            4,741
 01/01/2015 to 12/31/2015........    11.698501        11.523323            4,128
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.227729         1.442300          138,796
 01/01/2007 to 12/31/2007........     1.442300         1.466642          297,563
 01/01/2008 to 12/31/2008........     1.466642         0.938443          357,829
 01/01/2009 to 12/31/2009........     0.938443         1.027690          327,055
 01/01/2010 to 12/31/2010........     1.027690         1.103860          331,565
 01/01/2011 to 12/31/2011........     1.103860         1.110858          323,235
 01/01/2012 to 12/31/2012........     1.110858         1.248349          271,763
 01/01/2013 to 12/31/2013........     1.248349         1.621784          207,893
 01/01/2014 to 12/31/2014........     1.621784         1.754392          117,486
 01/01/2015 to 12/31/2015........     1.754392         1.623116          116,898
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.232309         1.448594          133,565
 01/01/2007 to 12/31/2007........     1.448594         1.475082          248,098
 01/01/2008 to 12/31/2008........     1.475082         0.944871          239,650
 01/01/2009 to 12/31/2009........     0.944871         1.035872          209,838
 01/01/2010 to 12/31/2010........     1.035872         1.113438          170,319
 01/01/2011 to 12/31/2011........     1.113438         1.121348          156,783
 01/01/2012 to 12/31/2012........     1.121348         1.262001          163,660
 01/01/2013 to 12/31/2013........     1.262001         1.641269          153,535
 01/01/2014 to 12/31/2014........     1.641269         1.776897          107,136
 01/01/2015 to 12/31/2015........     1.776897         1.645888           53,653
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.215709         2.284429          573,318
 01/01/2007 to 12/31/2007........     2.284429         2.360945          577,599
 01/01/2008 to 12/31/2008........     2.360945         2.388543          745,139
 01/01/2009 to 12/31/2009........     2.388543         2.361300          480,064
 01/01/2010 to 12/31/2010........     2.361300         2.328471          362,815
 01/01/2011 to 12/31/2011........     2.328471         2.296186          266,186
 01/01/2012 to 12/31/2012........     2.296186         2.264089          521,975
 01/01/2013 to 12/31/2013........     2.264089         2.232612        1,014,357
 01/01/2014 to 12/31/2014........     2.232612         2.201572          175,680
 01/01/2015 to 12/31/2015........     2.201572         2.170964          167,639
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.337160        19.451786           37,355
 01/01/2007 to 12/31/2007........    19.451786        16.301648           47,371
 01/01/2008 to 12/31/2008........    16.301648         9.375546           48,703
 01/01/2009 to 12/31/2009........     9.375546        12.456502           56,473
 01/01/2010 to 12/31/2010........    12.456502        14.261852           49,355
 01/01/2011 to 12/31/2011........    14.261852        13.278301           42,084
 01/01/2012 to 12/31/2012........    13.278301        16.495575           39,133
 01/01/2013 to 12/31/2013........    16.495575        16.842986           39,092
 01/01/2014 to 12/31/2014........    16.842986        18.812389           32,895
 01/01/2015 to 12/31/2015........    18.812389        18.290851           28,266
ClearBridge Aggressive Growth Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     0.810771         0.785631         337,356
 01/01/2007 to 12/31/2007........     0.785631         0.792211         272,665
 01/01/2008 to 12/31/2008........     0.792211         0.476103         235,329
 01/01/2009 to 12/31/2009........     0.476103         0.624233         226,055
 01/01/2010 to 12/31/2010........     0.624233         0.761982         222,518
 01/01/2011 to 12/31/2011........     0.761982         0.775812         133,760
 01/01/2012 to 12/31/2012........     0.775812         0.906551          83,102
 01/01/2013 to 12/31/2013........     0.906551         1.301608         144,193
 01/01/2014 to 12/31/2014........     1.301608         1.526006         650,551
 01/01/2015 to 12/31/2015........     1.526006         1.444050         611,006
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   145.834124       178.900463             182
 01/01/2008 to 12/31/2008........   178.900463       102.320777           4,205
 01/01/2009 to 12/31/2009........   102.320777       144.137883           5,451
 01/01/2010 to 12/31/2010........   144.137883       155.491489           5,837
 01/01/2011 to 12/31/2011........   155.491489       141.764919           5,236
 01/01/2012 to 12/31/2012........   141.764919       171.257403           4,826
 01/01/2013 to 12/31/2013........   171.257403       217.489397           4,450
 01/01/2014 to 04/25/2014........   217.489397       226.473177               0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.354456        10.028747           1,748
 01/01/2007 to 12/31/2007........    10.028747         9.304475           1,730
 01/01/2008 to 12/31/2008........     9.304475         4.163826           1,965
 01/01/2009 to 12/31/2009........     4.163826         5.664964           5,354
 01/01/2010 to 12/31/2010........     5.664964         5.995979           7,230
 01/01/2011 to 04/29/2011........     5.995979         6.375584               0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.644445         0.584579         133,164
 01/01/2012 to 12/31/2012........     0.584579         0.683432          96,866
 01/01/2013 to 12/31/2013........     0.683432         0.982927          75,838
 01/01/2014 to 12/31/2014........     0.982927         1.152888         151,036
 01/01/2015 to 12/31/2015........     1.152888         1.091538         147,758
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.943167         1.011538         107,639
 01/01/2007 to 12/31/2007........     1.011538         0.939433          80,923
 01/01/2008 to 12/31/2008........     0.939433         0.420764          70,038
 01/01/2009 to 12/31/2009........     0.420764         0.572424          47,618
 01/01/2010 to 12/31/2010........     0.572424         0.606095          47,112
 01/01/2011 to 04/29/2011........     0.606095         0.644519               0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    40.528355        42.551290           1,071
 01/01/2007 to 12/31/2007........    42.551290        50.447102           3,075
 01/01/2008 to 12/31/2008........    50.447102        26.941035           2,360
 01/01/2009 to 12/31/2009........    26.941035        39.600328           2,524
 01/01/2010 to 12/31/2010........    39.600328        44.905265           2,222
 01/01/2011 to 12/31/2011........    44.905265        42.845450           1,768
 01/01/2012 to 12/31/2012........    42.845450        46.763970           1,642
 01/01/2013 to 12/31/2013........    46.763970        61.070696           1,598
 01/01/2014 to 12/31/2014........    61.070696        66.771339             823
 01/01/2015 to 12/31/2015........    66.771339        67.557744             744
Harris Oakmark International Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........   1.573705         1.999585           366,639
 01/01/2007 to 12/31/2007........   1.999585         1.949581           414,453
 01/01/2008 to 12/31/2008........   1.949581         1.136429           374,444
 01/01/2009 to 12/31/2009........   1.136429         1.737676           394,671
 01/01/2010 to 12/31/2010........   1.737676         1.994891           347,623
 01/01/2011 to 12/31/2011........   1.994891         1.686769           334,882
 01/01/2012 to 12/31/2012........   1.686769         2.149737           284,850
 01/01/2013 to 12/31/2013........   2.149737         2.766194           260,949
 01/01/2014 to 12/31/2014........   2.766194         2.569801           188,764
 01/01/2015 to 12/31/2015........   2.569801         2.419483           191,777
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.579576         2.009171           240,232
 01/01/2007 to 12/31/2007........   2.009171         1.961279           251,549
 01/01/2008 to 12/31/2008........   1.961279         1.144374           136,566
 01/01/2009 to 12/31/2009........   1.144374         1.752132           151,913
 01/01/2010 to 12/31/2010........   1.752132         2.012971           139,128
 01/01/2011 to 12/31/2011........   2.012971         1.704750           133,361
 01/01/2012 to 12/31/2012........   1.704750         2.172977           129,910
 01/01/2013 to 12/31/2013........   2.172977         2.799488           122,155
 01/01/2014 to 12/31/2014........   2.799488         2.604165           118,128
 01/01/2015 to 12/31/2015........   2.604165         2.453583            77,720
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   1.010713         1.047990                 0
 01/01/2013 to 12/31/2013........   1.047990         1.052652            38,110
 01/01/2014 to 12/31/2014........   1.052652         1.095947            38,184
 01/01/2015 to 12/31/2015........   1.095947         1.035267            34,857
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........   2.532593         2.603500           329,020
 01/01/2013 to 12/31/2013........   2.603500         3.345340           296,995
 01/01/2014 to 12/31/2014........   3.345340         3.616947           208,219
 01/01/2015 to 12/31/2015........   3.616947         3.246328           199,370
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........   2.389812         2.620566           384,349
 01/01/2007 to 12/31/2007........   2.620566         2.666388           391,653
 01/01/2008 to 12/31/2008........   2.666388         1.380927           455,733
 01/01/2009 to 12/31/2009........   1.380927         2.011841           461,823
 01/01/2010 to 12/31/2010........   2.011841         2.500682           410,798
 01/01/2011 to 12/31/2011........   2.500682         2.301404           379,484
 01/01/2012 to 04/27/2012........   2.301404         2.545012                 0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........   1.300025         1.463820           186,633
 01/01/2007 to 12/31/2007........   1.463820         1.603161           191,311
 01/01/2008 to 12/31/2008........   1.603161         0.968576           242,902
 01/01/2009 to 12/31/2009........   0.968576         1.278128           282,962
 01/01/2010 to 12/31/2010........   1.278128         1.590371           315,910
 01/01/2011 to 12/31/2011........   1.590371         1.551351           284,205
 01/01/2012 to 12/31/2012........   1.551351         1.808548           273,186
 01/01/2013 to 12/31/2013........   1.808548         2.499917           243,356
 01/01/2014 to 12/31/2014........   2.499917         2.660178           204,189
 01/01/2015 to 12/31/2015........   2.660178         2.578345           194,295
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   0.488787         0.494175            58,320

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     0.494175         0.542763           56,758
 01/01/2008 to 12/31/2008........     0.542763         0.339598          116,581
 01/01/2009 to 12/31/2009........     0.339598         0.467364          290,607
 01/01/2010 to 12/31/2010........     0.467364         0.513011          290,526
 01/01/2011 to 12/31/2011........     0.513011         0.507015          249,342
 01/01/2012 to 12/31/2012........     0.507015         0.577706        1,080,020
 01/01/2013 to 12/31/2013........     0.577706         0.778930          946,173
 01/01/2014 to 12/31/2014........     0.778930         0.835258          737,217
 01/01/2015 to 12/31/2015........     0.835258         0.910455          674,585
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.629752         9.158221            1,997
 01/01/2007 to 12/31/2007........     9.158221        10.320556            3,213
 01/01/2008 to 12/31/2008........    10.320556         5.501470           46,562
 01/01/2009 to 12/31/2009........     5.501470         7.795846           62,391
 01/01/2010 to 12/31/2010........     7.795846         8.409877           63,215
 01/01/2011 to 12/31/2011........     8.409877         8.178700           58,024
 01/01/2012 to 04/27/2012........     8.178700         9.201007                0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.489826         0.495587          400,385
 01/01/2007 to 12/31/2007........     0.495587         0.545072          321,013
 01/01/2008 to 12/31/2008........     0.545072         0.340897          223,028
 01/01/2009 to 12/31/2009........     0.340897         0.470224          165,913
 01/01/2010 to 12/31/2010........     0.470224         0.516742          208,705
 01/01/2011 to 12/31/2011........     0.516742         0.511137          111,755
 01/01/2012 to 12/31/2012........     0.511137         0.582514          150,089
 01/01/2013 to 12/31/2013........     0.582514         0.786396          128,765
 01/01/2014 to 12/31/2014........     0.786396         0.844147          110,714
 01/01/2015 to 12/31/2015........     0.844147         0.921186          104,120
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012767         1.050036                0
 01/01/2013 to 12/31/2013........     1.050036         1.149200              824
 01/01/2014 to 12/31/2014........     1.149200         1.212274              805
 01/01/2015 to 12/31/2015........     1.212274         1.206111          267,781
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.021257        14.310803            7,735
 01/01/2014 to 12/31/2014........    14.310803        14.601130            7,202
 01/01/2015 to 12/31/2015........    14.601130        14.574906            7,162
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         7.986381            2,864
 01/01/2009 to 12/31/2009........     7.986381        10.066938            4,672
 01/01/2010 to 12/31/2010........    10.066938        11.100437            4,618
 01/01/2011 to 12/31/2011........    11.100437        11.180051            4,803
 01/01/2012 to 12/31/2012........    11.180051        12.401036           10,795
 01/01/2013 to 04/26/2013........    12.401036        12.944649                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.791516         3.204124           12,561
 01/01/2007 to 12/31/2007........     3.204124         3.526618           23,416
 01/01/2008 to 12/31/2008........     3.526618         2.223577           22,661
 01/01/2009 to 12/31/2009........     2.223577         2.848868           23,731
 01/01/2010 to 12/31/2010........     2.848868         3.573674           18,036
 01/01/2011 to 12/31/2011........     3.573674         3.536031           13,223
 01/01/2012 to 12/31/2012........     3.536031         3.984108           11,661
 01/01/2013 to 12/31/2013........     3.984108         5.527155            9,599

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   5.527155         5.641176             8,685
 01/01/2015 to 12/31/2015........   5.641176         5.465833             8,695
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.814931         3.234101           140,459
 01/01/2007 to 12/31/2007........   3.234101         3.562990           125,445
 01/01/2008 to 12/31/2008........   3.562990         2.248771           123,288
 01/01/2009 to 12/31/2009........   2.248771         2.883892           112,505
 01/01/2010 to 12/31/2010........   2.883892         3.621319           101,289
 01/01/2011 to 12/31/2011........   3.621319         3.586809            77,381
 01/01/2012 to 12/31/2012........   3.586809         4.045263            71,610
 01/01/2013 to 12/31/2013........   4.045263         5.617654            57,680
 01/01/2014 to 12/31/2014........   5.617654         5.739030            56,522
 01/01/2015 to 12/31/2015........   5.739030         5.566394            55,162
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.004265         1.086600           217,401
 01/01/2007 to 12/31/2007........   1.086600         1.117644           136,272
 01/01/2008 to 12/31/2008........   1.117644         0.646802           128,110
 01/01/2009 to 12/31/2009........   0.646802         0.827086           140,709
 01/01/2010 to 12/31/2010........   0.827086         1.071261           122,422
 01/01/2011 to 12/31/2011........   1.071261         1.085398           122,989
 01/01/2012 to 12/31/2012........   1.085398         1.186824           116,225
 01/01/2013 to 12/31/2013........   1.186824         1.736533            73,585
 01/01/2014 to 12/31/2014........   1.736533         1.728395            68,223
 01/01/2015 to 12/31/2015........   1.728395         1.728690            56,854
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........   1.685876         1.814581           590,691
 01/01/2007 to 12/31/2007........   1.814581         1.906414           699,149
 01/01/2008 to 12/31/2008........   1.906414         1.530125           596,819
 01/01/2009 to 12/31/2009........   1.530125         2.063706           527,647
 01/01/2010 to 12/31/2010........   2.063706         2.298879           499,295
 01/01/2011 to 12/31/2011........   2.298879         2.368074           471,409
 01/01/2012 to 12/31/2012........   2.368074         2.637300           428,680
 01/01/2013 to 12/31/2013........   2.637300         2.808141           407,263
 01/01/2014 to 12/31/2014........   2.808141         2.902821           353,487
 01/01/2015 to 12/31/2015........   2.902821         2.800222           298,086
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   3.536291         3.911773            37,528
 01/01/2007 to 12/31/2007........   3.911773         3.584202            35,591
 01/01/2008 to 12/31/2008........   3.584202         1.903762            28,972
 01/01/2009 to 12/31/2009........   1.903762         2.650705            32,640
 01/01/2010 to 12/31/2010........   2.650705         2.999679            27,972
 01/01/2011 to 12/31/2011........   2.999679         3.150051            21,890
 01/01/2012 to 12/31/2012........   3.150051         3.465761            20,890
 01/01/2013 to 12/31/2013........   3.465761         4.665324            22,285
 01/01/2014 to 12/31/2014........   4.665324         4.677473            19,561
 01/01/2015 to 12/31/2015........   4.677473         4.166652            19,570
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   3.610866         3.998276           552,747
 01/01/2007 to 12/31/2007........   3.998276         3.667119           449,971
 01/01/2008 to 12/31/2008........   3.667119         1.949737           442,161
 01/01/2009 to 12/31/2009........   1.949737         2.717367           398,250
 01/01/2010 to 12/31/2010........   2.717367         3.078135           343,095
 01/01/2011 to 12/31/2011........   3.078135         3.235704           293,714

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     3.235704         3.563587         255,540
 01/01/2013 to 12/31/2013........     3.563587         4.801946         223,268
 01/01/2014 to 12/31/2014........     4.801946         4.819224         165,485
 01/01/2015 to 12/31/2015........     4.819224         4.297131         164,159
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988083         9.767007               0
 01/01/2012 to 12/31/2012........     9.767007        10.054067               0
 01/01/2013 to 12/31/2013........    10.054067        10.029369           2,851
 01/01/2014 to 12/31/2014........    10.029369         9.994549          26,519
 01/01/2015 to 12/31/2015........     9.994549         9.794250          27,275
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.150576        12.717820               0
 01/01/2007 to 12/31/2007........    12.717820        12.949992               0
 01/01/2008 to 12/31/2008........    12.949992         7.604288           1,679
 01/01/2009 to 12/31/2009........     7.604288         9.859832           9,264
 01/01/2010 to 12/31/2010........     9.859832        11.248397           3,001
 01/01/2011 to 04/29/2011........    11.248397        12.197241               0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.160754        10.414730           2,993
 01/01/2012 to 12/31/2012........    10.414730        11.988490           1,666
 01/01/2013 to 12/31/2013........    11.988490        15.310139           1,664
 01/01/2014 to 12/31/2014........    15.310139        15.865534           1,662
 01/01/2015 to 12/31/2015........    15.865534        15.330779           1,660
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.299739        10.856842               0
 01/01/2007 to 12/31/2007........    10.856842        11.301500          26,059
 01/01/2008 to 12/31/2008........    11.301500         9.540600          25,997
 01/01/2009 to 12/31/2009........     9.540600        11.338992         227,225
 01/01/2010 to 12/31/2010........    11.338992        12.305328         282,024
 01/01/2011 to 12/31/2011........    12.305328        12.529284         157,575
 01/01/2012 to 12/31/2012........    12.529284        13.488260         147,462
 01/01/2013 to 12/31/2013........    13.488260        13.870825          42,881
 01/01/2014 to 12/31/2014........    13.870825        14.289647          32,965
 01/01/2015 to 12/31/2015........    14.289647        14.008475          15,969
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.517665        11.349099           8,608
 01/01/2007 to 12/31/2007........    11.349099        11.728876          32,332
 01/01/2008 to 12/31/2008........    11.728876         9.067698          71,170
 01/01/2009 to 12/31/2009........     9.067698        11.058754          82,427
 01/01/2010 to 12/31/2010........    11.058754        12.162022          85,030
 01/01/2011 to 12/31/2011........    12.162022        12.119093         124,371
 01/01/2012 to 12/31/2012........    12.119093        13.319397         127,578
 01/01/2013 to 12/31/2013........    13.319397        14.569140         177,946
 01/01/2014 to 12/31/2014........    14.569140        15.074351         124,365
 01/01/2015 to 12/31/2015........    15.074351        14.705231          91,586
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.748464        11.854319          62,999
 01/01/2007 to 12/31/2007........    11.854319        12.196651         152,777
 01/01/2008 to 12/31/2008........    12.196651         8.582985         288,685
 01/01/2009 to 12/31/2009........     8.582985        10.709108         396,827
 01/01/2010 to 12/31/2010........    10.709108        11.951194         333,696
 01/01/2011 to 12/31/2011........    11.951194        11.624061         470,336
 01/01/2012 to 12/31/2012........    11.624061        12.979301         464,530

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    12.979301        15.100670         466,118
 01/01/2014 to 12/31/2014........    15.100670        15.642785         482,373
 01/01/2015 to 12/31/2015........    15.642785        15.229745         468,770
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.974321        12.360650          41,772
 01/01/2007 to 12/31/2007........    12.360650        12.657119         296,402
 01/01/2008 to 12/31/2008........    12.657119         8.097891         521,985
 01/01/2009 to 12/31/2009........     8.097891        10.308554         709,879
 01/01/2010 to 12/31/2010........    10.308554        11.659519         668,588
 01/01/2011 to 12/31/2011........    11.659519        11.064055         592,318
 01/01/2012 to 12/31/2012........    11.064055        12.588059         573,553
 01/01/2013 to 12/31/2013........    12.588059        15.430882         561,688
 01/01/2014 to 12/31/2014........    15.430882        16.011763         544,060
 01/01/2015 to 12/31/2015........    16.011763        15.521347         510,144
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         7.033638              74
 01/01/2009 to 12/31/2009........     7.033638         8.916144          70,135
 01/01/2010 to 12/31/2010........     8.916144         9.675478          69,335
 01/01/2011 to 12/31/2011........     9.675478         9.373272          72,619
 01/01/2012 to 12/31/2012........     9.373272        10.732527          72,949
 01/01/2013 to 04/26/2013........    10.732527        11.554139               0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.629011        13.255895          71,117
 01/01/2014 to 04/25/2014........    13.255895        13.202335               0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........    10.001185        10.465180               0
 01/01/2013 to 12/31/2013........    10.465180        11.801777           7,496
 01/01/2014 to 12/31/2014........    11.801777        12.760543          33,785
 01/01/2015 to 12/31/2015........    12.760543        12.068797           6,490
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.441786         1.561498         483,920
 01/01/2007 to 12/31/2007........     1.561498         1.655406         416,568
 01/01/2008 to 12/31/2008........     1.655406         1.038505         409,548
 01/01/2009 to 12/31/2009........     1.038505         1.400676         446,288
 01/01/2010 to 12/31/2010........     1.400676         1.740262         383,490
 01/01/2011 to 12/31/2011........     1.740262         1.678579         323,753
 01/01/2012 to 12/31/2012........     1.678579         1.941948         286,152
 01/01/2013 to 12/31/2013........     1.941948         2.543640         246,418
 01/01/2014 to 12/31/2014........     2.543640         2.739675         218,205
 01/01/2015 to 12/31/2015........     2.739675         2.630766         211,745
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.797339        11.290057               0
 01/01/2014 to 12/31/2014........    11.290057        12.164129             251
 01/01/2015 to 12/31/2015........    12.164129        11.849659          32,277
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.782271         4.296243         228,164
 01/01/2007 to 12/31/2007........     4.296243         4.446934         212,450
 01/01/2008 to 12/31/2008........     4.446934         2.751104         197,073
 01/01/2009 to 12/31/2009........     2.751104         3.416046         181,458
 01/01/2010 to 12/31/2010........     3.416046         3.856696         151,180
 01/01/2011 to 12/31/2011........     3.856696         3.865380         136,317
 01/01/2012 to 12/31/2012........     3.865380         4.399414         111,413
 01/01/2013 to 12/31/2013........     4.399414         5.713437         107,514

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   5.713437         6.371992            94,474
 01/01/2015 to 12/31/2015........   6.371992         6.340793            94,361
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........   8.987133         9.392804             1,731
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........   0.905976         0.947180                 0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........   1.299569         1.621977           249,381
 01/01/2007 to 12/31/2007........   1.621977         1.811874           443,370
 01/01/2008 to 12/31/2008........   1.811874         1.029706           847,169
 01/01/2009 to 12/31/2009........   1.029706         1.335909           932,323
 01/01/2010 to 12/31/2010........   1.335909         1.467584           936,523
 01/01/2011 to 12/31/2011........   1.467584         1.292162           836,108
 01/01/2012 to 12/31/2012........   1.292162         1.486985           822,581
 01/01/2013 to 12/31/2013........   1.486985         1.748688           745,301
 01/01/2014 to 12/31/2014........   1.748688         1.604540           665,156
 01/01/2015 to 12/31/2015........   1.604540         1.554166           664,151
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   4.054624         4.475551           210,592
 01/01/2007 to 12/31/2007........   4.475551         4.594705           173,843
 01/01/2008 to 12/31/2008........   4.594705         3.518132           163,932
 01/01/2009 to 12/31/2009........   3.518132         4.104218           169,972
 01/01/2010 to 12/31/2010........   4.104218         4.443721           154,094
 01/01/2011 to 12/31/2011........   4.443721         4.476676           147,326
 01/01/2012 to 12/31/2012........   4.476676         4.913293           136,278
 01/01/2013 to 12/31/2013........   4.913293         5.750981           126,333
 01/01/2014 to 12/31/2014........   5.750981         6.145336           104,990
 01/01/2015 to 12/31/2015........   6.145336         6.035685            93,823
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.270007         1.475801           253,620
 01/01/2007 to 12/31/2007........   1.475801         1.396585           321,559
 01/01/2008 to 12/31/2008........   1.396585         0.912980           310,590
 01/01/2009 to 12/31/2009........   0.912980         1.085610           347,725
 01/01/2010 to 12/31/2010........   1.085610         1.190201           314,226
 01/01/2011 to 12/31/2011........   1.190201         1.181188           298,724
 01/01/2012 to 12/31/2012........   1.181188         1.354744           226,265
 01/01/2013 to 12/31/2013........   1.354744         1.808644           373,170
 01/01/2014 to 12/31/2014........   1.808644         1.971872           279,293
 01/01/2015 to 12/31/2015........   1.971872         1.937370           261,095
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.826776         3.112621            63,743
 01/01/2007 to 12/31/2007........   3.112621         3.190028            61,523
 01/01/2008 to 12/31/2008........   3.190028         1.915590            63,822
 01/01/2009 to 12/31/2009........   1.915590         2.294827            70,729
 01/01/2010 to 12/31/2010........   2.294827         2.586034            75,788
 01/01/2011 to 12/31/2011........   2.586034         2.387343            74,437
 01/01/2012 to 12/31/2012........   2.387343         2.718167            66,957
 01/01/2013 to 04/26/2013........   2.718167         2.992580                 0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998466         6.600141                 0
 01/01/2009 to 12/31/2009........   6.600141         8.127948               839
 01/01/2010 to 12/31/2010........   8.127948         8.898507               830
 01/01/2011 to 12/31/2011........   8.898507         8.727061               770

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   8.727061           9.802627           3,790
 01/01/2013 to 04/26/2013........   9.802627          10.737897               0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.278943           1.487381         558,311
 01/01/2007 to 12/31/2007........   1.487381           1.408973         439,731
 01/01/2008 to 12/31/2008........   1.408973           0.922359         304,667
 01/01/2009 to 12/31/2009........   0.922359           1.097543         283,604
 01/01/2010 to 12/31/2010........   1.097543           1.204086         292,743
 01/01/2011 to 12/31/2011........   1.204086           1.196949         263,905
 01/01/2012 to 12/31/2012........   1.196949           1.373707         251,581
 01/01/2013 to 12/31/2013........   1.373707           1.837320         294,772
 01/01/2014 to 12/31/2014........   1.837320           2.004333         259,565
 01/01/2015 to 12/31/2015........   2.004333           1.971121         249,031
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.855064           3.146810          82,617
 01/01/2007 to 12/31/2007........   3.146810           3.228235          68,660
 01/01/2008 to 12/31/2008........   3.228235           1.940725          78,096
 01/01/2009 to 12/31/2009........   1.940725           2.328238          59,063
 01/01/2010 to 12/31/2010........   2.328238           2.626417          32,739
 01/01/2011 to 12/31/2011........   2.626417           2.426874          28,419
 01/01/2012 to 12/31/2012........   2.426874           2.766003          26,642
 01/01/2013 to 04/26/2013........   2.766003           3.046327               0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.287451           1.495265         266,989
 01/01/2011 to 12/31/2011........   1.495265           1.372453         211,397
 01/01/2012 to 12/31/2012........   1.372453           1.478884         172,081
 01/01/2013 to 12/31/2013........   1.478884           2.027424         119,173
 01/01/2014 to 12/31/2014........   2.027424           2.019513          94,248
 01/01/2015 to 12/31/2015........   2.019513           1.891411          48,476
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.735349           1.909085         131,234
 01/01/2007 to 12/31/2007........   1.909085           2.035078         150,995
 01/01/2008 to 12/31/2008........   2.035078           0.894338         183,585
 01/01/2009 to 12/31/2009........   0.894338           1.177628         186,296
 01/01/2010 to 04/30/2010........   1.177628           1.274552               0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.238540           1.532160         485,009
 01/01/2007 to 12/31/2007........   1.532160           1.669681         491,618
 01/01/2008 to 12/31/2008........   1.669681           0.951622         478,991
 01/01/2009 to 12/31/2009........   0.951622           1.203846         558,191
 01/01/2010 to 12/31/2010........   1.203846           1.281054         561,294
 01/01/2011 to 12/31/2011........   1.281054           1.103483         577,852
 01/01/2012 to 12/31/2012........   1.103483           1.284182         579,417
 01/01/2013 to 12/31/2013........   1.284182           1.538855         523,292
 01/01/2014 to 12/31/2014........   1.538855           1.422351         441,234
 01/01/2015 to 12/31/2015........   1.422351           1.384625         397,831
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.857330           2.132735         113,157
 01/01/2007 to 12/31/2007........   2.132735           2.025294         132,045
 01/01/2008 to 12/31/2008........   2.025294           1.227079         142,298
 01/01/2009 to 12/31/2009........   1.227079           1.365316         129,675
 01/01/2010 to 12/31/2010........   1.365316           1.633676         118,859
 01/01/2011 to 12/31/2011........   1.633676           1.699723         100,538

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.699723         1.839433          91,208
 01/01/2013 to 12/31/2013........     1.839433         2.506561         162,953
 01/01/2014 to 12/31/2014........     2.506561         2.464286         129,721
 01/01/2015 to 12/31/2015........     2.464286         2.439260         117,386
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.445684         1.634852         271,026
 01/01/2007 to 12/31/2007........     1.634852         1.568309         310,533
 01/01/2008 to 12/31/2008........     1.568309         0.954140         338,551
 01/01/2009 to 12/31/2009........     0.954140         1.286756         346,292
 01/01/2010 to 12/31/2010........     1.286756         1.558930         301,352
 01/01/2011 to 12/31/2011........     1.558930         1.456192         252,228
 01/01/2012 to 12/31/2012........     1.456192         1.511738         241,772
 01/01/2013 to 04/26/2013........     1.511738         1.639140               0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.862746         2.142613         731,159
 01/01/2007 to 12/31/2007........     2.142613         2.037091         577,630
 01/01/2008 to 12/31/2008........     2.037091         1.235320         518,871
 01/01/2009 to 12/31/2009........     1.235320         1.375544         512,774
 01/01/2010 to 12/31/2010........     1.375544         1.647415         481,596
 01/01/2011 to 12/31/2011........     1.647415         1.714859         383,276
 01/01/2012 to 12/31/2012........     1.714859         1.858323         322,772
 01/01/2013 to 12/31/2013........     1.858323         2.535677         330,769
 01/01/2014 to 12/31/2014........     2.535677         2.495654         259,854
 01/01/2015 to 12/31/2015........     2.495654         2.471493         243,884
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.824885        19.304552           1,225
 01/01/2007 to 12/31/2007........    19.304552        20.226655           3,153
 01/01/2008 to 12/31/2008........    20.226655        11.855415           4,451
 01/01/2009 to 12/31/2009........    11.855415        16.343625           5,887
 01/01/2010 to 12/31/2010........    16.343625        18.683400           5,694
 01/01/2011 to 12/31/2011........    18.683400        16.875548           5,802
 01/01/2012 to 12/31/2012........    16.875548        20.163307           4,183
 01/01/2013 to 12/31/2013........    20.163307        25.273996           4,266
 01/01/2014 to 12/31/2014........    25.273996        25.456537           3,766
 01/01/2015 to 12/31/2015........    25.456537        26.090558           3,720
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998466         6.569280               0
 01/01/2009 to 12/31/2009........     6.569280         8.591113               0
 01/01/2010 to 12/31/2010........     8.591113         9.120547               0
 01/01/2011 to 12/31/2011........     9.120547         8.373692               0
 01/01/2012 to 12/31/2012........     8.373692        10.090892               0
 01/01/2013 to 04/26/2013........    10.090892        10.727673               0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999808         1.035588               0
 01/01/2015 to 12/31/2015........     1.035588         0.965260               0
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    10.995472        11.102944          14,025
 01/01/2007 to 12/31/2007........    11.102944        12.129906           4,190
 01/01/2008 to 12/31/2008........    12.129906        11.136801          33,963
 01/01/2009 to 12/31/2009........    11.136801        12.964097          59,683
 01/01/2010 to 12/31/2010........    12.964097        13.776064          74,921
 01/01/2011 to 12/31/2011........    13.776064        15.098543          68,804
 01/01/2012 to 12/31/2012........    15.098543        16.247045          72,886

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    16.247045        14.535178           70,092
 01/01/2014 to 12/31/2014........    14.535178        14.747781           52,440
 01/01/2015 to 12/31/2015........    14.747781        14.090471           48,021
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.219208         1.256621        2,344,020
 01/01/2007 to 12/31/2007........     1.256621         1.332788        2,085,818
 01/01/2008 to 12/31/2008........     1.332788         1.319595        1,715,001
 01/01/2009 to 12/31/2009........     1.319595         1.535851        1,880,860
 01/01/2010 to 12/31/2010........     1.535851         1.638245        1,792,991
 01/01/2011 to 12/31/2011........     1.638245         1.666735        1,671,919
 01/01/2012 to 12/31/2012........     1.666735         1.795808        1,601,552
 01/01/2013 to 12/31/2013........     1.795808         1.736924        1,566,433
 01/01/2014 to 12/31/2014........     1.736924         1.784573        1,189,367
 01/01/2015 to 12/31/2015........     1.784573         1.759852          925,458
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.772567        10.939129                0
 01/01/2013 to 12/31/2013........    10.939129        10.299529                0
 01/01/2014 to 12/31/2014........    10.299529        10.923814                0
 01/01/2015 to 12/31/2015........    10.923814        10.818275                0
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.216095        10.753200                0
 01/01/2014 to 12/31/2014........    10.753200        11.519972                0
 01/01/2015 to 12/31/2015........    11.519972        11.217665                0
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.586386         1.839418          438,778
 01/01/2007 to 12/31/2007........     1.839418         1.782791          382,782
 01/01/2008 to 12/31/2008........     1.782791         1.166009          336,607
 01/01/2009 to 12/31/2009........     1.166009         1.444845          328,948
 01/01/2010 to 12/31/2010........     1.444845         1.803450          276,143
 01/01/2011 to 12/31/2011........     1.803450         1.702186          269,948
 01/01/2012 to 12/31/2012........     1.702186         1.947816          232,246
 01/01/2013 to 12/31/2013........     1.947816         2.654127          200,970
 01/01/2014 to 12/31/2014........     2.654127         2.742369          160,645
 01/01/2015 to 12/31/2015........     2.742369         2.582776          139,969
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010746         1.068149                0
 01/01/2013 to 12/31/2013........     1.068149         1.159797              810
 01/01/2014 to 12/31/2014........     1.159797         1.232184              791
 01/01/2015 to 12/31/2015........     1.232184         1.204372              773
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.513475        11.160973                0
 01/01/2007 to 12/31/2007........    11.160973        11.599133              984
 01/01/2008 to 12/31/2008........    11.599133         8.571201              904
 01/01/2009 to 12/31/2009........     8.571201        10.555519           14,063
 01/01/2010 to 12/31/2010........    10.555519        11.682751           21,802
 01/01/2011 to 12/31/2011........    11.682751        11.642906           30,199
 01/01/2012 to 12/31/2012........    11.642906        12.954905           61,448
 01/01/2013 to 12/31/2013........    12.954905        14.426778           57,943
 01/01/2014 to 12/31/2014........    14.426778        15.053018           55,887
 01/01/2015 to 12/31/2015........    15.053018        14.552333           53,467
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.704349        11.415778                0
 01/01/2007 to 12/31/2007........    11.415778        11.888698                0

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.888698         7.858087               0
 01/01/2009 to 12/31/2009........     7.858087        10.003688          80,120
 01/01/2010 to 12/31/2010........    10.003688        11.260907          79,511
 01/01/2011 to 12/31/2011........    11.260907        10.868245         117,849
 01/01/2012 to 12/31/2012........    10.868245        12.327324         111,853
 01/01/2013 to 12/31/2013........    12.327324        14.352831          47,951
 01/01/2014 to 12/31/2014........    14.352831        14.914593          47,379
 01/01/2015 to 12/31/2015........    14.914593        14.367352          38,124
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.268802         1.412393         131,764
 01/01/2007 to 12/31/2007........     1.412393         1.520102         277,980
 01/01/2008 to 12/31/2008........     1.520102         0.869328         372,102
 01/01/2009 to 12/31/2009........     0.869328         1.226173         358,401
 01/01/2010 to 12/31/2010........     1.226173         1.411587         326,047
 01/01/2011 to 12/31/2011........     1.411587         1.373417         343,978
 01/01/2012 to 12/31/2012........     1.373417         1.607123         311,314
 01/01/2013 to 12/31/2013........     1.607123         2.199183         394,836
 01/01/2014 to 12/31/2014........     2.199183         2.360009         309,779
 01/01/2015 to 12/31/2015........     2.360009         2.571849         277,193
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.475176         0.493640         270,613
 01/01/2007 to 12/31/2007........     0.493640         0.640183         355,966
 01/01/2008 to 12/31/2008........     0.640183         0.350649         371,938
 01/01/2009 to 12/31/2009........     0.350649         0.549697         403,793
 01/01/2010 to 12/31/2010........     0.549697         0.692156         440,995
 01/01/2011 to 12/31/2011........     0.692156         0.615013         381,803
 01/01/2012 to 12/31/2012........     0.615013         0.679906         333,611
 01/01/2013 to 04/26/2013........     0.679906         0.710992               0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     0.804354         0.842095         468,957
 01/01/2007 to 12/31/2007........     0.842095         0.976778         451,872
 01/01/2008 to 12/31/2008........     0.976778         0.580309         743,582
 01/01/2009 to 12/31/2009........     0.580309         0.832452         822,510
 01/01/2010 to 12/31/2010........     0.832452         1.048134         765,518
 01/01/2011 to 12/31/2011........     1.048134         1.016562         698,242
 01/01/2012 to 12/31/2012........     1.016562         1.139510         693,858
 01/01/2013 to 12/31/2013........     1.139510         1.534698         592,958
 01/01/2014 to 12/31/2014........     1.534698         1.706688         471,926
 01/01/2015 to 12/31/2015........     1.706688         1.795275         429,444
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.441195         1.472779          71,743
 01/01/2007 to 12/31/2007........     1.472779         1.590630          56,579
 01/01/2008 to 12/31/2008........     1.590630         0.998819         137,581
 01/01/2009 to 12/31/2009........     0.998819         1.365463         140,963
 01/01/2010 to 12/31/2010........     1.365463         1.813222         150,491
 01/01/2011 to 12/31/2011........     1.813222         1.813941         136,887
 01/01/2012 to 12/31/2012........     1.813941         2.073141         122,185
 01/01/2013 to 12/31/2013........     2.073141         2.947338         101,443
 01/01/2014 to 12/31/2014........     2.947338         3.099532          84,379
 01/01/2015 to 12/31/2015........     3.099532         3.131745          72,619
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.000490         2.067943          91,292
 01/01/2007 to 12/31/2007........     2.067943         2.114563          66,942

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     2.114563         1.767671          71,904
 01/01/2009 to 12/31/2009........     1.767671         2.299028          64,672
 01/01/2010 to 12/31/2010........     2.299028         2.549444          62,592
 01/01/2011 to 12/31/2011........     2.549444         2.660790          58,178
 01/01/2012 to 12/31/2012........     2.660790         2.919905          92,213
 01/01/2013 to 12/31/2013........     2.919905         2.903120          85,746
 01/01/2014 to 12/31/2014........     2.903120         3.014173          58,440
 01/01/2015 to 12/31/2015........     3.014173         2.912805          55,461
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.020485         2.089202         715,720
 01/01/2007 to 12/31/2007........     2.089202         2.140105         733,708
 01/01/2008 to 12/31/2008........     2.140105         1.791324         616,102
 01/01/2009 to 12/31/2009........     1.791324         2.331263         515,463
 01/01/2010 to 12/31/2010........     2.331263         2.589056         462,766
 01/01/2011 to 12/31/2011........     2.589056         2.704440         439,094
 01/01/2012 to 12/31/2012........     2.704440         2.967914         400,682
 01/01/2013 to 12/31/2013........     2.967914         2.954019         401,954
 01/01/2014 to 12/31/2014........     2.954019         3.070213         362,472
 01/01/2015 to 12/31/2015........     3.070213         2.970144         198,009
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.578667         1.617724         101,569
 01/01/2007 to 12/31/2007........     1.617724         1.659451         191,025
 01/01/2008 to 12/31/2008........     1.659451         1.627610         194,870
 01/01/2009 to 12/31/2009........     1.627610         1.670470         187,551
 01/01/2010 to 12/31/2010........     1.670470         1.737724         196,192
 01/01/2011 to 12/31/2011........     1.737724         1.803862         190,966
 01/01/2012 to 12/31/2012........     1.803862         1.832861         179,916
 01/01/2013 to 12/31/2013........     1.832861         1.791018         183,403
 01/01/2014 to 12/31/2014........     1.791018         1.811156         126,284
 01/01/2015 to 12/31/2015........     1.811156         1.791459          99,380
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.594510         1.634905         799,649
 01/01/2007 to 12/31/2007........     1.634905         1.678672         735,352
 01/01/2008 to 12/31/2008........     1.678672         1.648186         560,845
 01/01/2009 to 12/31/2009........     1.648186         1.693301         512,800
 01/01/2010 to 12/31/2010........     1.693301         1.764453         424,605
 01/01/2011 to 12/31/2011........     1.764453         1.831890         363,720
 01/01/2012 to 12/31/2012........     1.831890         1.863141         356,587
 01/01/2013 to 12/31/2013........     1.863141         1.823469         356,751
 01/01/2014 to 12/31/2014........     1.823469         1.844218         264,737
 01/01/2015 to 12/31/2015........     1.844218         1.825816         249,571
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    38.651758        42.021096               0
 01/01/2007 to 12/31/2007........    42.021096        43.761019               0
 01/01/2008 to 12/31/2008........    43.761019        32.378238             245
 01/01/2009 to 12/31/2009........    32.378238        37.356213             291
 01/01/2010 to 12/31/2010........    37.356213        40.268226             298
 01/01/2011 to 12/31/2011........    40.268226        41.134728             284
 01/01/2012 to 12/31/2012........    41.134728        45.470996             286
 01/01/2013 to 12/31/2013........    45.470996        53.930762             278
 01/01/2014 to 12/31/2014........    53.930762        58.648207             267
 01/01/2015 to 12/31/2015........    58.648207        59.159926             184
WMC Core Equity Opportunities Sub-Account (Class B)

                                             AMERICAN FORERUNNER - 1.40
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2006 to 12/31/2006........     3.335478         3.760265        212,178
 01/01/2007 to 12/31/2007........     3.760265         3.868756        272,418
 01/01/2008 to 12/31/2008........     3.868756         2.307194        323,345
 01/01/2009 to 12/31/2009........     2.307194         2.995213        312,802
 01/01/2010 to 12/31/2010........     2.995213         3.299497        281,667
 01/01/2011 to 12/31/2011........     3.299497         3.114817        240,571
 01/01/2012 to 12/31/2012........     3.114817         3.458800        214,074
 01/01/2013 to 12/31/2013........     3.458800         4.548493        207,601
 01/01/2014 to 12/31/2014........     4.548493         4.949642        159,449
 01/01/2015 to 12/31/2015........     4.949642         4.985360        152,345
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.369815         3.801805        536,517
 01/01/2007 to 12/31/2007........     3.801805         3.914808        482,090
 01/01/2008 to 12/31/2008........     3.914808         2.337053        408,908
 01/01/2009 to 12/31/2009........     2.337053         3.038052        396,621
 01/01/2010 to 12/31/2010........     3.038052         3.349848        364,781
 01/01/2011 to 12/31/2011........     3.349848         3.165318        303,391
 01/01/2012 to 12/31/2012........     3.165318         3.517514        274,586
 01/01/2013 to 12/31/2013........     3.517514         4.631595        235,255
 01/01/2014 to 12/31/2014........     4.631595         5.044319        205,956
 01/01/2015 to 12/31/2015........     5.044319         5.086933        173,454
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.810216         7.877257         15,635
 01/01/2008 to 12/31/2008........     7.877257         4.869552         21,695
 01/01/2009 to 12/31/2009........     4.869552         5.723646         18,133
 01/01/2010 to 12/31/2010........     5.723646         6.347068         16,986
 01/01/2011 to 12/31/2011........     6.347068         6.274983         16,619
 01/01/2012 to 12/31/2012........     6.274983         7.017202         16,863
 01/01/2013 to 12/31/2013........     7.017202         9.291904         18,008
 01/01/2014 to 12/31/2014........     9.291904        10.400162         12,866
 01/01/2015 to 12/31/2015........    10.400162        10.716461         16,335
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     6.690165         7.510073         10,760
 01/01/2007 to 04/27/2007........     7.510073         7.876043              0





                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........   14.495461        15.190349            2,598
 01/01/2007 to 12/31/2007........   15.190349        15.437742           19,135
 01/01/2008 to 12/31/2008........   15.437742        13.764918           18,130
 01/01/2009 to 12/31/2009........   13.764918        15.246465           15,851
 01/01/2010 to 12/31/2010........   15.246465        15.963477           17,753
 01/01/2011 to 12/31/2011........   15.963477        16.661368           17,660
 01/01/2012 to 12/31/2012........   16.661368        17.267883           15,386
 01/01/2013 to 12/31/2013........   17.267883        16.618692           11,465
 01/01/2014 to 12/31/2014........   16.618692        17.209533           14,317
 01/01/2015 to 12/31/2015........   17.209533        16.974322            6,067
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........    2.366832         2.888228          514,306

                                             AMERICAN FORERUNNER - 1.65
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     2.888228         3.449430        606,182
 01/01/2008 to 12/31/2008........     3.449430         1.576879        619,463
 01/01/2009 to 12/31/2009........     1.576879         2.501845        604,172
 01/01/2010 to 12/31/2010........     2.501845         3.012537        547,570
 01/01/2011 to 12/31/2011........     3.012537         2.395996        453,730
 01/01/2012 to 12/31/2012........     2.395996         2.784974        415,933
 01/01/2013 to 12/31/2013........     2.784974         3.514095        370,621
 01/01/2014 to 12/31/2014........     3.514095         3.529955        296,327
 01/01/2015 to 12/31/2015........     3.529955         3.481407        254,245
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    13.885866        15.054881        275,376
 01/01/2007 to 12/31/2007........    15.054881        16.635658        267,553
 01/01/2008 to 12/31/2008........    16.635658         9.167556        275,498
 01/01/2009 to 12/31/2009........     9.167556        12.571530        284,032
 01/01/2010 to 12/31/2010........    12.571530        14.676015        249,585
 01/01/2011 to 12/31/2011........    14.676015        13.818895        207,154
 01/01/2012 to 12/31/2012........    13.818895        16.023326        184,987
 01/01/2013 to 12/31/2013........    16.023326        20.505671        162,175
 01/01/2014 to 12/31/2014........    20.505671        21.886379        120,114
 01/01/2015 to 12/31/2015........    21.886379        23.004637        103,592
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.657033        10.943642        296,391
 01/01/2007 to 12/31/2007........    10.943642        11.306386        257,849
 01/01/2008 to 12/31/2008........    11.306386         6.911587        272,678
 01/01/2009 to 12/31/2009........     6.911587         8.922405        281,504
 01/01/2010 to 12/31/2010........     8.922405         9.779339        269,252
 01/01/2011 to 12/31/2011........     9.779339         9.443587        237,124
 01/01/2012 to 12/31/2012........     9.443587        10.912086        208,535
 01/01/2013 to 12/31/2013........    10.912086        14.329356        181,206
 01/01/2014 to 12/31/2014........    14.329356        15.593795        143,544
 01/01/2015 to 12/31/2015........    15.593795        15.561728        125,591





                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.224438        10.577077           4,801
 01/01/2013 to 12/31/2013........    10.577077        11.598375          12,856
 01/01/2014 to 12/31/2014........    11.598375        12.283690          15,975
 01/01/2015 to 12/31/2015........    12.283690        12.189171          16,706
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996857         1.040768          28,305
 01/01/2015 to 12/31/2015........     1.040768         1.016711          28,200
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008520         7.014085         165,145
 01/01/2009 to 12/31/2009........     7.014085         8.949409         426,258
 01/01/2010 to 12/31/2010........     8.949409         9.903184         499,360
 01/01/2011 to 12/31/2011........     9.903184         9.562804         496,966
 01/01/2012 to 12/31/2012........     9.562804        10.710235         498,423
 01/01/2013 to 12/31/2013........    10.710235        12.524862         500,826
 01/01/2014 to 12/31/2014........    12.524862        13.104403         521,660

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    13.104403        12.837470          487,661
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998521         6.362009          903,057
 01/01/2009 to 12/31/2009........     6.362009         8.413269        1,369,010
 01/01/2010 to 12/31/2010........     8.413269         9.419671        1,226,773
 01/01/2011 to 12/31/2011........     9.419671         8.853764        1,238,979
 01/01/2012 to 12/31/2012........     8.853764        10.145805        1,243,266
 01/01/2013 to 12/31/2013........    10.145805        12.523053        1,314,404
 01/01/2014 to 12/31/2014........    12.523053        13.144344        1,227,675
 01/01/2015 to 12/31/2015........    13.144344        12.870081        1,193,298
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018520         7.688028          172,061
 01/01/2009 to 12/31/2009........     7.688028         9.359541          320,127
 01/01/2010 to 12/31/2010........     9.359541        10.148880          304,799
 01/01/2011 to 12/31/2011........    10.148880        10.032222          281,059
 01/01/2012 to 12/31/2012........    10.032222        10.969760          266,632
 01/01/2013 to 12/31/2013........    10.969760        12.285955          236,779
 01/01/2014 to 12/31/2014........    12.285955        12.859942          241,381
 01/01/2015 to 12/31/2015........    12.859942        12.595391          174,663
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.159194        11.570824           76,537
 01/01/2013 to 12/31/2013........    11.570824        11.028529           74,354
 01/01/2014 to 12/31/2014........    11.028529        11.315616           78,421
 01/01/2015 to 12/31/2015........    11.315616        10.095134           54,217
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.577210         1.808635        1,050,578
 01/01/2007 to 12/31/2007........     1.808635         1.963914        1,298,359
 01/01/2008 to 12/31/2008........     1.963914         1.080322        1,269,393
 01/01/2009 to 12/31/2009........     1.080322         1.299103        1,325,178
 01/01/2010 to 12/31/2010........     1.299103         1.369626        1,274,856
 01/01/2011 to 12/31/2011........     1.369626         1.079244        1,424,312
 01/01/2012 to 12/31/2012........     1.079244         1.270906        1,360,987
 01/01/2013 to 12/31/2013........     1.270906         1.443673        1,290,791
 01/01/2014 to 12/31/2014........     1.443673         1.376695        1,192,722
 01/01/2015 to 12/31/2015........     1.376695         1.328760        1,096,596
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.599161         1.834322        2,271,385
 01/01/2007 to 12/31/2007........     1.834322         1.994261        1,961,979
 01/01/2008 to 12/31/2008........     1.994261         1.097808        1,946,427
 01/01/2009 to 12/31/2009........     1.097808         1.320963        1,801,134
 01/01/2010 to 12/31/2010........     1.320963         1.394973        1,634,140
 01/01/2011 to 12/31/2011........     1.394973         1.101315        1,741,977
 01/01/2012 to 12/31/2012........     1.101315         1.297192        1,927,147
 01/01/2013 to 12/31/2013........     1.297192         1.475566        1,722,932
 01/01/2014 to 12/31/2014........     1.475566         1.409303        1,535,356
 01/01/2015 to 12/31/2015........     1.409303         1.360555        1,332,404
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.287637         1.318858        5,467,050
 01/01/2007 to 12/31/2007........     1.318858         1.387744        5,422,863
 01/01/2008 to 12/31/2008........     1.387744         1.446177        4,833,928
 01/01/2009 to 12/31/2009........     1.446177         1.497834        4,633,213
 01/01/2010 to 12/31/2010........     1.497834         1.561884        4,658,031
 01/01/2011 to 12/31/2011........     1.561884         1.653224        4,264,878

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.653224         1.690060        4,044,812
 01/01/2013 to 12/31/2013........     1.690060         1.625185        3,803,875
 01/01/2014 to 12/31/2014........     1.625185         1.691231        3,361,600
 01/01/2015 to 12/31/2015........     1.691231         1.670046        3,027,136
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.568816         4.694201        3,643,211
 01/01/2007 to 12/31/2007........     4.694201         4.909808        3,437,166
 01/01/2008 to 12/31/2008........     4.909808         4.666270        2,626,961
 01/01/2009 to 12/31/2009........     4.666270         5.026480        2,312,373
 01/01/2010 to 12/31/2010........     5.026480         5.359238        2,198,665
 01/01/2011 to 12/31/2011........     5.359238         5.620899        2,231,951
 01/01/2012 to 12/31/2012........     5.620899         5.948915        2,063,117
 01/01/2013 to 12/31/2013........     5.948915         5.810002        1,952,772
 01/01/2014 to 12/31/2014........     5.810002         6.122440        1,863,385
 01/01/2015 to 12/31/2015........     6.122440         6.060925        1,721,391
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.690527         2.757686          263,360
 01/01/2007 to 12/31/2007........     2.757686         3.221962          302,111
 01/01/2008 to 12/31/2008........     3.221962         2.012323          355,042
 01/01/2009 to 12/31/2009........     2.012323         2.710089          418,869
 01/01/2010 to 12/31/2010........     2.710089         3.194324          429,619
 01/01/2011 to 12/31/2011........     3.194324         2.863039          425,331
 01/01/2012 to 12/31/2012........     2.863039         3.221933          356,473
 01/01/2013 to 12/31/2013........     3.221933         4.256425          310,879
 01/01/2014 to 12/31/2014........     4.256425         4.562001          265,914
 01/01/2015 to 12/31/2015........     4.562001         4.771375          239,689
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    17.174056        17.379668            4,116
 01/01/2007 to 12/31/2007........    17.379668        17.783641            6,138
 01/01/2008 to 12/31/2008........    17.783641         9.658129            6,193
 01/01/2009 to 05/01/2009........     9.658129        10.080821                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.713259         2.783993        1,829,333
 01/01/2007 to 12/31/2007........     2.783993         3.255744        1,808,823
 01/01/2008 to 12/31/2008........     3.255744         2.035439        1,666,543
 01/01/2009 to 12/31/2009........     2.035439         2.743607        1,431,377
 01/01/2010 to 12/31/2010........     2.743607         3.238003        1,201,786
 01/01/2011 to 12/31/2011........     3.238003         2.905120        1,053,299
 01/01/2012 to 12/31/2012........     2.905120         3.272218          876,012
 01/01/2013 to 12/31/2013........     3.272218         4.327450          696,987
 01/01/2014 to 12/31/2014........     4.327450         4.642750          557,594
 01/01/2015 to 12/31/2015........     4.642750         4.860200          496,324
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.979267        10.305877           26,649
 01/01/2013 to 12/31/2013........    10.305877        11.215823           43,932
 01/01/2014 to 12/31/2014........    11.215823        11.720044           75,096
 01/01/2015 to 12/31/2015........    11.720044        11.550320           35,761
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.229983         1.445668        1,017,651
 01/01/2007 to 12/31/2007........     1.445668         1.470807        1,351,592
 01/01/2008 to 12/31/2008........     1.470807         0.941580        1,464,805
 01/01/2009 to 12/31/2009........     0.941580         1.031642        1,647,986

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     1.031642         1.108659        1,636,704
 01/01/2011 to 12/31/2011........     1.108659         1.116244        1,501,606
 01/01/2012 to 12/31/2012........     1.116244         1.255033        1,418,881
 01/01/2013 to 12/31/2013........     1.255033         1.631282        1,398,367
 01/01/2014 to 12/31/2014........     1.631282         1.765549        1,242,153
 01/01/2015 to 12/31/2015........     1.765549         1.634256        1,137,229
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.234551         1.451953        1,140,687
 01/01/2007 to 12/31/2007........     1.451953         1.479247        1,166,714
 01/01/2008 to 12/31/2008........     1.479247         0.948015          975,371
 01/01/2009 to 12/31/2009........     0.948015         1.039839          876,861
 01/01/2010 to 12/31/2010........     1.039839         1.118260          796,252
 01/01/2011 to 12/31/2011........     1.118260         1.126767          787,986
 01/01/2012 to 12/31/2012........     1.126767         1.268738          858,398
 01/01/2013 to 12/31/2013........     1.268738         1.650854          896,608
 01/01/2014 to 12/31/2014........     1.650854         1.788168          819,473
 01/01/2015 to 12/31/2015........     1.788168         1.657158          792,232
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.240630         2.311275        2,932,154
 01/01/2007 to 12/31/2007........     2.311275         2.389891        3,163,873
 01/01/2008 to 12/31/2008........     2.389891         2.419040        4,663,226
 01/01/2009 to 12/31/2009........     2.419040         2.392645        3,422,317
 01/01/2010 to 12/31/2010........     2.392645         2.360561        2,863,519
 01/01/2011 to 12/31/2011........     2.360561         2.328993        2,587,647
 01/01/2012 to 12/31/2012........     2.328993         2.297592        2,255,160
 01/01/2013 to 12/31/2013........     2.297592         2.266782        1,985,206
 01/01/2014 to 12/31/2014........     2.266782         2.236385        1,868,518
 01/01/2015 to 12/31/2015........     2.236385         2.206396        1,451,901
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.349118        19.477708          453,846
 01/01/2007 to 12/31/2007........    19.477708        16.331587          511,634
 01/01/2008 to 12/31/2008........    16.331587         9.397492          486,586
 01/01/2009 to 12/31/2009........     9.397492        12.491908          489,565
 01/01/2010 to 12/31/2010........    12.491908        14.309532          442,539
 01/01/2011 to 12/31/2011........    14.309532        13.329346          418,066
 01/01/2012 to 12/31/2012........    13.329346        16.567309          388,209
 01/01/2013 to 12/31/2013........    16.567309        16.924694          362,172
 01/01/2014 to 12/31/2014........    16.924694        18.913103          327,419
 01/01/2015 to 12/31/2015........    18.913103        18.397973          291,135
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.812651         0.787846        1,661,717
 01/01/2007 to 12/31/2007........     0.787846         0.794843        1,285,456
 01/01/2008 to 12/31/2008........     0.794843         0.477925        1,182,457
 01/01/2009 to 12/31/2009........     0.477925         0.626936        1,089,670
 01/01/2010 to 12/31/2010........     0.626936         0.765664        1,088,075
 01/01/2011 to 12/31/2011........     0.765664         0.779950          688,067
 01/01/2012 to 12/31/2012........     0.779950         0.911844          509,636
 01/01/2013 to 12/31/2013........     0.911844         1.309862          403,858
 01/01/2014 to 12/31/2014........     1.309862         1.536450        1,874,011
 01/01/2015 to 12/31/2015........     1.536450         1.454661        1,726,087
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   147.677871       181.223037            4,374
 01/01/2008 to 12/31/2008........   181.223037       103.701306           17,538

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........   103.701306       146.155656           24,055
 01/01/2010 to 12/31/2010........   146.155656       157.747000           23,100
 01/01/2011 to 12/31/2011........   157.747000       143.893132           19,728
 01/01/2012 to 12/31/2012........   143.893132       173.915707           18,760
 01/01/2013 to 12/31/2013........   173.915707       220.975747           17,375
 01/01/2014 to 04/25/2014........   220.975747       230.139777                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.387302        10.067298           20,375
 01/01/2007 to 12/31/2007........    10.067298         9.344941           25,021
 01/01/2008 to 12/31/2008........     9.344941         4.184042           44,208
 01/01/2009 to 12/31/2009........     4.184042         5.695318           40,850
 01/01/2010 to 12/31/2010........     5.695318         6.031119           54,806
 01/01/2011 to 04/29/2011........     6.031119         6.413995                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.648330         0.588298        2,286,679
 01/01/2012 to 12/31/2012........     0.588298         0.688125        2,351,901
 01/01/2013 to 12/31/2013........     0.688125         0.990172        2,176,097
 01/01/2014 to 12/31/2014........     0.990172         1.161966        3,281,816
 01/01/2015 to 12/31/2015........     1.161966         1.100684        3,005,501
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.946478         1.015425        1,497,334
 01/01/2007 to 12/31/2007........     1.015425         0.943518        1,718,668
 01/01/2008 to 12/31/2008........     0.943518         0.422806        1,854,214
 01/01/2009 to 12/31/2009........     0.422806         0.575490        1,635,636
 01/01/2010 to 12/31/2010........     0.575490         0.609647        1,646,520
 01/01/2011 to 04/29/2011........     0.609647         0.648401                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    40.888321        42.950645           11,241
 01/01/2007 to 12/31/2007........    42.950645        50.946162           17,729
 01/01/2008 to 12/31/2008........    50.946162        27.221248           24,830
 01/01/2009 to 12/31/2009........    27.221248        40.032217           26,503
 01/01/2010 to 12/31/2010........    40.032217        45.417694           23,911
 01/01/2011 to 12/31/2011........    45.417694        43.356012           22,019
 01/01/2012 to 12/31/2012........    43.356012        47.345021           17,079
 01/01/2013 to 12/31/2013........    47.345021        61.860416           15,465
 01/01/2014 to 12/31/2014........    61.860416        67.668609           14,550
 01/01/2015 to 12/31/2015........    67.668609        68.499831           12,557
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.577033         2.004813        5,385,433
 01/01/2007 to 12/31/2007........     2.004813         1.955662        5,916,229
 01/01/2008 to 12/31/2008........     1.955662         1.140547        5,256,145
 01/01/2009 to 12/31/2009........     1.140547         1.744845        4,962,350
 01/01/2010 to 12/31/2010........     1.744845         2.004122        4,722,724
 01/01/2011 to 12/31/2011........     2.004122         1.695421        4,471,265
 01/01/2012 to 12/31/2012........     1.695421         2.161850        4,318,904
 01/01/2013 to 12/31/2013........     2.161850         2.783171        3,636,170
 01/01/2014 to 12/31/2014........     2.783171         2.586867        3,303,240
 01/01/2015 to 12/31/2015........     2.586867         2.436769        3,194,261
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.582926         2.014435        1,956,424
 01/01/2007 to 12/31/2007........     2.014435         1.967407        2,071,297

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.967407         1.148527        1,598,579
 01/01/2009 to 12/31/2009........     1.148527         1.759371        1,287,643
 01/01/2010 to 12/31/2010........     1.759371         2.022296        1,103,256
 01/01/2011 to 12/31/2011........     2.022296         1.713504        1,408,447
 01/01/2012 to 12/31/2012........     1.713504         2.185233        1,359,112
 01/01/2013 to 12/31/2013........     2.185233         2.816685        1,200,199
 01/01/2014 to 12/31/2014........     2.816685         2.621472        1,121,228
 01/01/2015 to 12/31/2015........     2.621472         2.471126        1,176,616
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010721         1.048350          234,747
 01/01/2013 to 12/31/2013........     1.048350         1.053540          308,028
 01/01/2014 to 12/31/2014........     1.053540         1.097420          270,640
 01/01/2015 to 12/31/2015........     1.097420         1.037178          204,330
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.549737         2.622004        2,391,105
 01/01/2013 to 12/31/2013........     2.622004         3.370802        2,106,502
 01/01/2014 to 12/31/2014........     3.370802         3.646298        1,751,656
 01/01/2015 to 12/31/2015........     3.646298         3.274310        1,553,152
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.398373         2.631265        3,350,874
 01/01/2007 to 12/31/2007........     2.631265         2.678622        3,583,350
 01/01/2008 to 12/31/2008........     2.678622         1.387961        3,580,080
 01/01/2009 to 12/31/2009........     1.387961         2.023101        3,368,325
 01/01/2010 to 12/31/2010........     2.023101         2.515933        3,000,304
 01/01/2011 to 12/31/2011........     2.515933         2.316596        2,703,542
 01/01/2012 to 04/27/2012........     2.316596         2.562230                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.302792         1.467668          675,061
 01/01/2007 to 12/31/2007........     1.467668         1.608183          627,180
 01/01/2008 to 12/31/2008........     1.608183         0.972099          586,321
 01/01/2009 to 12/31/2009........     0.972099         1.283418          629,550
 01/01/2010 to 12/31/2010........     1.283418         1.597752          630,761
 01/01/2011 to 12/31/2011........     1.597752         1.559329          639,344
 01/01/2012 to 12/31/2012........     1.559329         1.818762          584,670
 01/01/2013 to 12/31/2013........     1.818762         2.515292          523,121
 01/01/2014 to 12/31/2014........     2.515292         2.677878          486,395
 01/01/2015 to 12/31/2015........     2.677878         2.596799          417,428
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.490176         0.495826          200,531
 01/01/2007 to 12/31/2007........     0.495826         0.544850          265,792
 01/01/2008 to 12/31/2008........     0.544850         0.341075          472,844
 01/01/2009 to 12/31/2009........     0.341075         0.469632          577,549
 01/01/2010 to 12/31/2010........     0.469632         0.515758          647,544
 01/01/2011 to 12/31/2011........     0.515758         0.509985          647,022
 01/01/2012 to 12/31/2012........     0.509985         0.581381        1,535,376
 01/01/2013 to 12/31/2013........     0.581381         0.784278        1,492,639
 01/01/2014 to 12/31/2014........     0.784278         0.841414        1,295,525
 01/01/2015 to 12/31/2015........     0.841414         0.917623        1,175,327
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.650849         9.185190           47,132
 01/01/2007 to 12/31/2007........     9.185190        10.356153           61,095
 01/01/2008 to 12/31/2008........    10.356153         5.523224           78,496

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     5.523224         7.830586           87,577
 01/01/2010 to 12/31/2010........     7.830586         8.451575           85,600
 01/01/2011 to 12/31/2011........     8.451575         8.223354           74,303
 01/01/2012 to 04/27/2012........     8.223354         9.252749                0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.491229         0.497254        1,596,002
 01/01/2007 to 12/31/2007........     0.497254         0.547180        1,215,905
 01/01/2008 to 12/31/2008........     0.547180         0.342388        1,055,287
 01/01/2009 to 12/31/2009........     0.342388         0.472516        1,013,397
 01/01/2010 to 12/31/2010........     0.472516         0.519521        1,069,430
 01/01/2011 to 12/31/2011........     0.519521         0.514142          989,978
 01/01/2012 to 12/31/2012........     0.514142         0.586233        1,200,902
 01/01/2013 to 12/31/2013........     0.586233         0.791812        1,062,855
 01/01/2014 to 12/31/2014........     0.791812         0.850386          954,995
 01/01/2015 to 12/31/2015........     0.850386         0.928459          911,899
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012776         1.050397          144,538
 01/01/2013 to 12/31/2013........     1.050397         1.150170          298,475
 01/01/2014 to 12/31/2014........     1.150170         1.213904          216,215
 01/01/2015 to 12/31/2015........     1.213904         1.208337          244,071
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.053958        14.351574           55,562
 01/01/2014 to 12/31/2014........    14.351574        14.650052           44,903
 01/01/2015 to 12/31/2015........    14.650052        14.631057           40,678
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         7.989131            4,642
 01/01/2009 to 12/31/2009........     7.989131        10.075438            9,878
 01/01/2010 to 12/31/2010........    10.075438        11.115363           11,881
 01/01/2011 to 12/31/2011........    11.115363        11.200671           56,263
 01/01/2012 to 12/31/2012........    11.200671        12.430152           71,000
 01/01/2013 to 04/26/2013........    12.430152        12.977104                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.807855         3.224486          701,160
 01/01/2007 to 12/31/2007........     3.224486         3.550815          867,082
 01/01/2008 to 12/31/2008........     3.550815         2.239960          888,968
 01/01/2009 to 12/31/2009........     2.239960         2.871293          928,620
 01/01/2010 to 12/31/2010........     2.871293         3.603603          856,965
 01/01/2011 to 12/31/2011........     3.603603         3.567425          772,935
 01/01/2012 to 12/31/2012........     3.567425         4.021500          729,586
 01/01/2013 to 12/31/2013........     4.021500         5.581818          656,397
 01/01/2014 to 12/31/2014........     5.581818         5.699817          585,871
 01/01/2015 to 12/31/2015........     5.699817         5.525414          486,318
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.831410         3.254656        1,525,531
 01/01/2007 to 12/31/2007........     3.254656         3.587439        1,517,743
 01/01/2008 to 12/31/2008........     3.587439         2.265340        1,401,240
 01/01/2009 to 12/31/2009........     2.265340         2.906595        1,290,874
 01/01/2010 to 12/31/2010........     2.906595         3.651650        1,099,733
 01/01/2011 to 12/31/2011........     3.651650         3.618656          961,956
 01/01/2012 to 12/31/2012........     3.618656         4.083233          953,055
 01/01/2013 to 12/31/2013........     4.083233         5.673216          748,622
 01/01/2014 to 12/31/2014........     5.673216         5.798692          708,239
 01/01/2015 to 12/31/2015........     5.798692         5.627075          651,875

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.006611         1.089682        2,764,354
 01/01/2007 to 12/31/2007........     1.089682         1.121378        2,635,921
 01/01/2008 to 12/31/2008........     1.121378         0.649289        2,367,434
 01/01/2009 to 12/31/2009........     0.649289         0.830682        2,328,969
 01/01/2010 to 12/31/2010........     0.830682         1.076456        2,025,623
 01/01/2011 to 12/31/2011........     1.076456         1.091206        1,903,332
 01/01/2012 to 12/31/2012........     1.091206         1.193774        1,627,003
 01/01/2013 to 12/31/2013........     1.193774         1.747576        1,354,229
 01/01/2014 to 12/31/2014........     1.747576         1.740256        1,239,797
 01/01/2015 to 12/31/2015........     1.740256         1.741424        1,097,372
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.694043         1.824281        4,640,375
 01/01/2007 to 12/31/2007........     1.824281         1.917569        4,815,422
 01/01/2008 to 12/31/2008........     1.917569         1.539851        3,818,036
 01/01/2009 to 12/31/2009........     1.539851         2.077861        3,412,930
 01/01/2010 to 12/31/2010........     2.077861         2.315804        3,073,023
 01/01/2011 to 12/31/2011........     2.315804         2.386698        3,180,898
 01/01/2012 to 12/31/2012........     2.386698         2.659378        3,265,071
 01/01/2013 to 12/31/2013........     2.659378         2.833065        3,028,711
 01/01/2014 to 12/31/2014........     2.833065         2.930050        2,746,273
 01/01/2015 to 12/31/2015........     2.930050         2.827903        2,436,577
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.558773         3.938606        1,205,771
 01/01/2007 to 12/31/2007........     3.938606         3.610604        1,281,844
 01/01/2008 to 12/31/2008........     3.610604         1.918751        1,305,553
 01/01/2009 to 12/31/2009........     1.918751         2.672911        1,334,555
 01/01/2010 to 12/31/2010........     2.672911         3.026320        1,218,683
 01/01/2011 to 12/31/2011........     3.026320         3.179614        1,123,108
 01/01/2012 to 12/31/2012........     3.179614         3.500046          993,823
 01/01/2013 to 12/31/2013........     3.500046         4.713830          852,389
 01/01/2014 to 12/31/2014........     4.713830         4.728470          730,314
 01/01/2015 to 12/31/2015........     4.728470         4.214188          672,932
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.633810         4.025687        5,792,113
 01/01/2007 to 12/31/2007........     4.025687         3.694118        5,021,337
 01/01/2008 to 12/31/2008........     3.694118         1.965080        4,442,394
 01/01/2009 to 12/31/2009........     1.965080         2.740122        3,821,515
 01/01/2010 to 12/31/2010........     2.740122         3.105461        3,224,952
 01/01/2011 to 12/31/2011........     3.105461         3.266059        3,414,413
 01/01/2012 to 12/31/2012........     3.266059         3.598826        3,143,412
 01/01/2013 to 12/31/2013........     3.598826         4.851855        2,495,989
 01/01/2014 to 12/31/2014........     4.851855         4.871748        2,146,063
 01/01/2015 to 12/31/2015........     4.871748         4.346139        1,932,303
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988152         9.770313            1,283
 01/01/2012 to 12/31/2012........     9.770313        10.062528           10,759
 01/01/2013 to 12/31/2013........    10.062528        10.042830           29,852
 01/01/2014 to 12/31/2014........    10.042830        10.012969           41,418
 01/01/2015 to 12/31/2015........    10.012969         9.817209           40,750
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.154317        12.728431          136,098
 01/01/2007 to 12/31/2007........    12.728431        12.967317          132,254

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    12.967317         7.618291           75,811
 01/01/2009 to 12/31/2009........     7.618291         9.882929           69,655
 01/01/2010 to 12/31/2010........     9.882929        11.280381           67,598
 01/01/2011 to 04/29/2011........    11.280381        12.233916                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.197370        10.449559           69,775
 01/01/2012 to 12/31/2012........    10.449559        12.034629           76,578
 01/01/2013 to 12/31/2013........    12.034629        15.376744           59,724
 01/01/2014 to 12/31/2014........    15.376744        15.942526           41,971
 01/01/2015 to 12/31/2015........    15.942526        15.412885           44,456
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.303196        10.865903           14,670
 01/01/2007 to 12/31/2007........    10.865903        11.316619           19,347
 01/01/2008 to 12/31/2008........    11.316619         9.558158          149,516
 01/01/2009 to 12/31/2009........     9.558158        11.365537          179,156
 01/01/2010 to 12/31/2010........    11.365537        12.340301          283,863
 01/01/2011 to 12/31/2011........    12.340301        12.571162          302,342
 01/01/2012 to 12/31/2012........    12.571162        13.540148          286,863
 01/01/2013 to 12/31/2013........    13.540148        13.931148          214,968
 01/01/2014 to 12/31/2014........    13.931148        14.358970          170,961
 01/01/2015 to 12/31/2015........    14.358970        14.083476          203,397
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.521194        11.358570           82,077
 01/01/2007 to 12/31/2007........    11.358570        11.744567          255,838
 01/01/2008 to 12/31/2008........    11.744567         9.084388          390,438
 01/01/2009 to 12/31/2009........     9.084388        11.084648          551,997
 01/01/2010 to 12/31/2010........    11.084648        12.196592          631,138
 01/01/2011 to 12/31/2011........    12.196592        12.159605          631,638
 01/01/2012 to 12/31/2012........    12.159605        13.370640          592,874
 01/01/2013 to 12/31/2013........    13.370640        14.632504          526,934
 01/01/2014 to 12/31/2014........    14.632504        15.147485          466,116
 01/01/2015 to 12/31/2015........    15.147485        14.783967          411,376
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.752070        11.864211          499,022
 01/01/2007 to 12/31/2007........    11.864211        12.212967        1,155,607
 01/01/2008 to 12/31/2008........    12.212967         8.598785        1,585,046
 01/01/2009 to 12/31/2009........     8.598785        10.734187        2,148,754
 01/01/2010 to 12/31/2010........    10.734187        11.985168        1,984,412
 01/01/2011 to 12/31/2011........    11.985168        11.662922        1,957,475
 01/01/2012 to 12/31/2012........    11.662922        13.029240        1,942,524
 01/01/2013 to 12/31/2013........    13.029240        15.166351        1,876,398
 01/01/2014 to 12/31/2014........    15.166351        15.718682        1,691,620
 01/01/2015 to 12/31/2015........    15.718682        15.311295        1,577,051
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.978002        12.370963          971,283
 01/01/2007 to 12/31/2007........    12.370963        12.674051        2,264,451
 01/01/2008 to 12/31/2008........    12.674051         8.112800        2,941,275
 01/01/2009 to 12/31/2009........     8.112800        10.332698        3,273,638
 01/01/2010 to 12/31/2010........    10.332698        11.692668        3,140,013
 01/01/2011 to 12/31/2011........    11.692668        11.101051        2,955,066
 01/01/2012 to 12/31/2012........    11.101051        12.636499        2,776,556
 01/01/2013 to 12/31/2013........    12.636499        15.498005        2,579,662
 01/01/2014 to 12/31/2014........    15.498005        16.089458        2,395,175

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........    16.089458        15.604466        2,239,659
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         7.036064           20,715
 01/01/2009 to 12/31/2009........     7.036064         8.923678           37,803
 01/01/2010 to 12/31/2010........     8.923678         9.688494           50,133
 01/01/2011 to 12/31/2011........     9.688494         9.390567           57,236
 01/01/2012 to 12/31/2012........     9.390567        10.757735           55,975
 01/01/2013 to 04/26/2013........    10.757735        11.583117                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.658225        13.293671           60,295
 01/01/2014 to 04/25/2014........    13.293671        13.242046                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........    10.006229        10.473971           25,876
 01/01/2013 to 12/31/2013........    10.473971        11.817598           80,389
 01/01/2014 to 12/31/2014........    11.817598        12.784040           61,325
 01/01/2015 to 12/31/2015........    12.784040        12.097069           72,900
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.445738         1.566559        2,955,137
 01/01/2007 to 12/31/2007........     1.566559         1.661606        2,736,501
 01/01/2008 to 12/31/2008........     1.661606         1.042919        2,809,961
 01/01/2009 to 12/31/2009........     1.042919         1.407334        2,733,606
 01/01/2010 to 12/31/2010........     1.407334         1.749407        2,525,102
 01/01/2011 to 12/31/2011........     1.749407         1.688243        2,680,359
 01/01/2012 to 12/31/2012........     1.688243         1.954110        2,502,238
 01/01/2013 to 12/31/2013........     1.954110         2.560848        2,217,621
 01/01/2014 to 12/31/2014........     2.560848         2.759589        1,968,265
 01/01/2015 to 12/31/2015........     2.759589         2.651214        1,787,158
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.799971        11.296615            6,850
 01/01/2014 to 12/31/2014........    11.296615        12.177281           21,977
 01/01/2015 to 12/31/2015........    12.177281        11.868407           35,729
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.812026         4.332201        1,840,391
 01/01/2007 to 12/31/2007........     4.332201         4.486409        1,686,547
 01/01/2008 to 12/31/2008........     4.486409         2.776921        1,602,952
 01/01/2009 to 12/31/2009........     2.776921         3.449827        1,610,244
 01/01/2010 to 12/31/2010........     3.449827         3.896781        1,574,839
 01/01/2011 to 12/31/2011........     3.896781         3.907505        1,622,602
 01/01/2012 to 12/31/2012........     3.907505         4.449595        1,414,788
 01/01/2013 to 12/31/2013........     4.449595         5.781493        1,246,222
 01/01/2014 to 12/31/2014........     5.781493         6.451117        1,083,548
 01/01/2015 to 12/31/2015........     6.451117         6.422741        1,003,275
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     9.017183         9.425733           15,630
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.909004         0.950499                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.302727         1.626729        3,493,691
 01/01/2007 to 12/31/2007........     1.626729         1.818097        4,016,551
 01/01/2008 to 12/31/2008........     1.818097         1.033762        5,131,117
 01/01/2009 to 12/31/2009........     1.033762         1.341842        5,312,116
 01/01/2010 to 12/31/2010........     1.341842         1.474838        5,099,303
 01/01/2011 to 12/31/2011........     1.474838         1.299199        4,708,516

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   1.299199           1.495833        4,391,658
 01/01/2013 to 12/31/2013........   1.495833           1.759973        4,083,788
 01/01/2014 to 12/31/2014........   1.759973           1.615703        3,839,841
 01/01/2015 to 12/31/2015........   1.615703           1.565762        3,759,101
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........   4.092670           4.519799        1,090,122
 01/01/2007 to 12/31/2007........   4.519799           4.642465          948,031
 01/01/2008 to 12/31/2008........   4.642465           3.556487          831,250
 01/01/2009 to 12/31/2009........   3.556487           4.151037          750,037
 01/01/2010 to 12/31/2010........   4.151037           4.496660          708,447
 01/01/2011 to 12/31/2011........   4.496660           4.532268          753,060
 01/01/2012 to 12/31/2012........   4.532268           4.976807          942,007
 01/01/2013 to 12/31/2013........   4.976807           5.828236          757,845
 01/01/2014 to 12/31/2014........   5.828236           6.231003          636,243
 01/01/2015 to 12/31/2015........   6.231003           6.122885          540,331
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.274552           1.481821        1,594,820
 01/01/2007 to 12/31/2007........   1.481821           1.402988        1,740,041
 01/01/2008 to 12/31/2008........   1.402988           0.917627        1,795,866
 01/01/2009 to 12/31/2009........   0.917627           1.091681        1,944,606
 01/01/2010 to 12/31/2010........   1.091681           1.197455        1,886,735
 01/01/2011 to 12/31/2011........   1.197455           1.188980        1,759,347
 01/01/2012 to 12/31/2012........   1.188980           1.364367        1,624,723
 01/01/2013 to 12/31/2013........   1.364367           1.822402        1,723,973
 01/01/2014 to 12/31/2014........   1.822402           1.987865        1,484,485
 01/01/2015 to 12/31/2015........   1.987865           1.954060        1,255,975
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.844750           3.133975          252,821
 01/01/2007 to 12/31/2007........   3.133975           3.213529          334,704
 01/01/2008 to 12/31/2008........   3.213529           1.930673          277,483
 01/01/2009 to 12/31/2009........   1.930673           2.314054          275,367
 01/01/2010 to 12/31/2010........   2.314054           2.609004          261,663
 01/01/2011 to 12/31/2011........   2.609004           2.409750          225,686
 01/01/2012 to 12/31/2012........   2.409750           2.745059          164,571
 01/01/2013 to 04/26/2013........   2.745059           3.022667                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998521           6.602419            2,685
 01/01/2009 to 12/31/2009........   6.602419           8.134820            9,112
 01/01/2010 to 12/31/2010........   8.134820           8.910481           13,413
 01/01/2011 to 12/31/2011........   8.910481           8.743166           13,556
 01/01/2012 to 12/31/2012........   8.743166           9.825655           16,981
 01/01/2013 to 04/26/2013........   9.825655          10.764832                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.283513           1.493439        2,168,763
 01/01/2007 to 12/31/2007........   1.493439           1.415424        2,219,650
 01/01/2008 to 12/31/2008........   1.415424           0.927047        2,065,879
 01/01/2009 to 12/31/2009........   0.927047           1.103674        2,144,924
 01/01/2010 to 12/31/2010........   1.103674           1.211417        1,704,553
 01/01/2011 to 12/31/2011........   1.211417           1.204838        1,453,883
 01/01/2012 to 12/31/2012........   1.204838           1.383456        1,380,275
 01/01/2013 to 12/31/2013........   1.383456           1.851284        1,865,784
 01/01/2014 to 12/31/2014........   1.851284           2.020576        1,665,308
 01/01/2015 to 12/31/2015........   2.020576           1.988089        1,414,410

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.873216         3.168397            792,595
 01/01/2007 to 12/31/2007........   3.168397         3.252015            715,382
 01/01/2008 to 12/31/2008........   3.252015         1.956005            558,191
 01/01/2009 to 12/31/2009........   1.956005         2.347742            483,189
 01/01/2010 to 12/31/2010........   2.347742         2.649744            413,851
 01/01/2011 to 12/31/2011........   2.649744         2.449651            411,382
 01/01/2012 to 12/31/2012........   2.449651         2.793366            434,358
 01/01/2013 to 04/26/2013........   2.793366         3.076952                  0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.295939         1.505621          1,179,757
 01/01/2011 to 12/31/2011........   1.505621         1.382649          1,142,137
 01/01/2012 to 12/31/2012........   1.382649         1.490620          1,048,604
 01/01/2013 to 12/31/2013........   1.490620         2.044535            883,283
 01/01/2014 to 12/31/2014........   2.044535         2.037576            858,557
 01/01/2015 to 12/31/2015........   2.037576         1.909283            815,371
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........   1.742997         1.918455          1,284,135
 01/01/2007 to 12/31/2007........   1.918455         2.046095          1,146,092
 01/01/2008 to 12/31/2008........   2.046095         0.899632          1,230,000
 01/01/2009 to 12/31/2009........   0.899632         1.185193          1,234,717
 01/01/2010 to 04/30/2010........   1.185193         1.282950                  0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........   1.242979         1.538418          3,451,194
 01/01/2007 to 12/31/2007........   1.538418         1.677344          3,239,163
 01/01/2008 to 12/31/2008........   1.677344         0.956470          3,295,162
 01/01/2009 to 12/31/2009........   0.956470         1.210584          2,975,114
 01/01/2010 to 12/31/2010........   1.210584         1.288868          3,162,899
 01/01/2011 to 12/31/2011........   1.288868         1.110769          3,119,098
 01/01/2012 to 12/31/2012........   1.110769         1.293311          2,864,744
 01/01/2013 to 12/31/2013........   1.293311         1.550569          2,640,862
 01/01/2014 to 12/31/2014........   1.550569         1.433895          2,378,256
 01/01/2015 to 12/31/2015........   1.433895         1.396562          2,224,088
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........   1.862435         2.139664          1,823,090
 01/01/2007 to 12/31/2007........   2.139664         2.032896          1,845,494
 01/01/2008 to 12/31/2008........   2.032896         1.232305          1,721,266
 01/01/2009 to 12/31/2009........   1.232305         1.371817          1,865,294
 01/01/2010 to 12/31/2010........   1.371817         1.642275          1,850,454
 01/01/2011 to 12/31/2011........   1.642275         1.709522          1,616,156
 01/01/2012 to 12/31/2012........   1.709522         1.850968          1,441,749
 01/01/2013 to 12/31/2013........   1.850968         2.523539          1,507,662
 01/01/2014 to 12/31/2014........   2.523539         2.482219          1,292,727
 01/01/2015 to 12/31/2015........   2.482219         2.458240          1,137,926
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   1.448735         1.639120            828,282
 01/01/2007 to 12/31/2007........   1.639120         1.573194          1,032,533
 01/01/2008 to 12/31/2008........   1.573194         0.957594          1,005,787
 01/01/2009 to 12/31/2009........   0.957594         1.292060            922,260
 01/01/2010 to 12/31/2010........   1.292060         1.566137            795,953
 01/01/2011 to 12/31/2011........   1.566137         1.463655            776,709
 01/01/2012 to 12/31/2012........   1.463655         1.520249            782,775
 01/01/2013 to 04/26/2013........   1.520249         1.648631                  0

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.867886         2.149597        7,641,077
 01/01/2007 to 12/31/2007........     2.149597         2.044760        6,645,180
 01/01/2008 to 12/31/2008........     2.044760         1.240595        5,795,912
 01/01/2009 to 12/31/2009........     1.240595         1.382109        5,376,855
 01/01/2010 to 12/31/2010........     1.382109         1.656104        4,610,469
 01/01/2011 to 12/31/2011........     1.656104         1.724764        4,596,313
 01/01/2012 to 12/31/2012........     1.724764         1.869997        4,072,746
 01/01/2013 to 12/31/2013........     1.869997         2.552880        3,537,129
 01/01/2014 to 12/31/2014........     2.552880         2.513843        3,145,154
 01/01/2015 to 12/31/2015........     2.513843         2.490750        2,760,974
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    16.899352        19.399664           51,265
 01/01/2007 to 12/31/2007........    19.399664        20.336533           63,694
 01/01/2008 to 12/31/2008........    20.336533        11.925811           65,761
 01/01/2009 to 12/31/2009........    11.925811        16.448896           67,241
 01/01/2010 to 12/31/2010........    16.448896        18.813136           67,428
 01/01/2011 to 12/31/2011........    18.813136        17.001221           71,625
 01/01/2012 to 12/31/2012........    17.001221        20.323672           71,505
 01/01/2013 to 12/31/2013........    20.323672        25.487741           76,069
 01/01/2014 to 12/31/2014........    25.487741        25.684670           60,216
 01/01/2015 to 12/31/2015........    25.684670        26.337542           61,142
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998521         6.571546            1,838
 01/01/2009 to 12/31/2009........     6.571546         8.598375            3,777
 01/01/2010 to 12/31/2010........     8.598375         9.132818            3,883
 01/01/2011 to 12/31/2011........     9.132818         8.389147           27,311
 01/01/2012 to 12/31/2012........     8.389147        10.114598           23,799
 01/01/2013 to 04/26/2013........    10.114598        10.754585                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999815         1.035946                0
 01/01/2015 to 12/31/2015........     1.035946         0.966076           10,137
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    11.011996        11.123317           15,802
 01/01/2007 to 12/31/2007........    11.123317        12.158272           75,524
 01/01/2008 to 12/31/2008........    12.158272        11.168445          358,149
 01/01/2009 to 12/31/2009........    11.168445        13.007430          380,255
 01/01/2010 to 12/31/2010........    13.007430        13.829023          413,878
 01/01/2011 to 12/31/2011........    13.829023        15.164142          416,807
 01/01/2012 to 12/31/2012........    15.164142        16.325836          466,879
 01/01/2013 to 12/31/2013........    16.325836        14.612977          390,548
 01/01/2014 to 12/31/2014........    14.612977        14.834134          301,784
 01/01/2015 to 12/31/2015........    14.834134        14.180068          272,046
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.222193         1.260325       20,087,566
 01/01/2007 to 12/31/2007........     1.260325         1.337388       18,461,477
 01/01/2008 to 12/31/2008........     1.337388         1.324814       16,166,800
 01/01/2009 to 12/31/2009........     1.324814         1.542697       15,168,985
 01/01/2010 to 12/31/2010........     1.542697         1.646369       13,559,012
 01/01/2011 to 12/31/2011........     1.646369         1.675836       13,458,034
 01/01/2012 to 12/31/2012........     1.675836         1.806522       14,183,380
 01/01/2013 to 12/31/2013........     1.806522         1.748160       13,711,905
 01/01/2014 to 12/31/2014........     1.748160         1.797016       11,510,575

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2015 to 12/31/2015........     1.797016         1.773009        9,926,286
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.777997        10.948317              814
 01/01/2013 to 12/31/2013........    10.948317        10.313337            1,008
 01/01/2014 to 12/31/2014........    10.313337        10.943929            1,329
 01/01/2015 to 12/31/2015........    10.943929        10.843616            1,397
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.216235        10.756970              293
 01/01/2014 to 12/31/2014........    10.756970        11.529775            1,306
 01/01/2015 to 12/31/2015........    11.529775        11.232828            4,000
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.592035         1.846888        3,394,157
 01/01/2007 to 12/31/2007........     1.846888         1.790932        2,975,367
 01/01/2008 to 12/31/2008........     1.790932         1.171923        2,745,422
 01/01/2009 to 12/31/2009........     1.171923         1.452900        2,507,135
 01/01/2010 to 12/31/2010........     1.452900         1.814410        2,086,159
 01/01/2011 to 12/31/2011........     1.814410         1.713385        1,943,178
 01/01/2012 to 12/31/2012........     1.713385         1.961617        1,870,049
 01/01/2013 to 12/31/2013........     1.961617         2.674268        1,554,176
 01/01/2014 to 12/31/2014........     2.674268         2.764562        1,343,177
 01/01/2015 to 12/31/2015........     2.764562         2.604981        1,227,528
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010754         1.068516                0
 01/01/2013 to 12/31/2013........     1.068516         1.160776           28,472
 01/01/2014 to 12/31/2014........     1.160776         1.233840           65,699
 01/01/2015 to 12/31/2015........     1.233840         1.206595          104,522
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.516543        11.167932                0
 01/01/2007 to 12/31/2007........    11.167932        11.612202              962
 01/01/2008 to 12/31/2008........    11.612202         8.585168            6,088
 01/01/2009 to 12/31/2009........     8.585168        10.578008           11,575
 01/01/2010 to 12/31/2010........    10.578008        11.713492           83,057
 01/01/2011 to 12/31/2011........    11.713492        11.679368          104,350
 01/01/2012 to 12/31/2012........    11.679368        13.002009          222,449
 01/01/2013 to 12/31/2013........    13.002009        14.486473          235,181
 01/01/2014 to 12/31/2014........    14.486473        15.122865          227,817
 01/01/2015 to 12/31/2015........    15.122865        14.627171          200,872
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.707472        11.422896            1,746
 01/01/2007 to 12/31/2007........    11.422896        11.902093            4,520
 01/01/2008 to 12/31/2008........    11.902093         7.870894            5,925
 01/01/2009 to 12/31/2009........     7.870894        10.025004           13,939
 01/01/2010 to 12/31/2010........    10.025004        11.290542           26,991
 01/01/2011 to 12/31/2011........    11.290542        10.902286           43,459
 01/01/2012 to 12/31/2012........    10.902286        12.372150           26,797
 01/01/2013 to 12/31/2013........    12.372150        14.412225           34,914
 01/01/2014 to 12/31/2014........    14.412225        14.983803           37,008
 01/01/2015 to 12/31/2015........    14.983803        14.441245           34,152
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.273345         1.418156        1,563,773
 01/01/2007 to 12/31/2007........     1.418156         1.527073        1,899,276
 01/01/2008 to 12/31/2008........     1.527073         0.873754        1,970,850
 01/01/2009 to 12/31/2009........     0.873754         1.233031        2,005,675

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........   1.233031         1.420192          1,796,690
 01/01/2011 to 12/31/2011........   1.420192         1.382479          1,670,841
 01/01/2012 to 12/31/2012........   1.382479         1.618540          1,686,234
 01/01/2013 to 12/31/2013........   1.618540         2.215913          2,721,703
 01/01/2014 to 12/31/2014........   2.215913         2.379151          2,473,600
 01/01/2015 to 12/31/2015........   2.379151         2.594006          2,244,109
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........   0.476348         0.495105          2,703,866
 01/01/2007 to 12/31/2007........   0.495105         0.642405          3,593,986
 01/01/2008 to 12/31/2008........   0.642405         0.352044          4,286,555
 01/01/2009 to 12/31/2009........   0.352044         0.552158          4,364,229
 01/01/2010 to 12/31/2010........   0.552158         0.695603          4,203,131
 01/01/2011 to 12/31/2011........   0.695603         0.618384          3,623,785
 01/01/2012 to 12/31/2012........   0.618384         0.683977          2,869,086
 01/01/2013 to 04/26/2013........   0.683977         0.715363                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.806313         0.844567          7,011,334
 01/01/2007 to 12/31/2007........   0.844567         0.980138          7,209,883
 01/01/2008 to 12/31/2008........   0.980138         0.582597          6,939,264
 01/01/2009 to 12/31/2009........   0.582597         0.836153          6,594,700
 01/01/2010 to 12/31/2010........   0.836153         1.053320          6,045,795
 01/01/2011 to 12/31/2011........   1.053320         1.022102          6,123,876
 01/01/2012 to 12/31/2012........   1.022102         1.146296          5,999,313
 01/01/2013 to 12/31/2013........   1.146296         1.544609          5,271,074
 01/01/2014 to 12/31/2014........   1.544609         1.718569          4,562,666
 01/01/2015 to 12/31/2015........   1.718569         1.808677          4,203,037
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.447577         1.480039            517,577
 01/01/2007 to 12/31/2007........   1.480039         1.599275            669,674
 01/01/2008 to 12/31/2008........   1.599275         1.004753            714,896
 01/01/2009 to 12/31/2009........   1.004753         1.374261            771,037
 01/01/2010 to 12/31/2010........   1.374261         1.825817            770,383
 01/01/2011 to 12/31/2011........   1.825817         1.827453            819,719
 01/01/2012 to 12/31/2012........   1.827453         2.089634            836,579
 01/01/2013 to 12/31/2013........   2.089634         2.972270            804,514
 01/01/2014 to 12/31/2014........   2.972270         3.127315            775,544
 01/01/2015 to 12/31/2015........   3.127315         3.161397            707,389
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   2.011696         2.080563          2,034,695
 01/01/2007 to 12/31/2007........   2.080563         2.128538          2,554,305
 01/01/2008 to 12/31/2008........   2.128538         1.780246          2,167,094
 01/01/2009 to 12/31/2009........   1.780246         2.316540          1,847,488
 01/01/2010 to 12/31/2010........   2.316540         2.570147          1,726,483
 01/01/2011 to 12/31/2011........   2.570147         2.683735          1,666,348
 01/01/2012 to 12/31/2012........   2.683735         2.946565          1,615,762
 01/01/2013 to 12/31/2013........   2.946565         2.931092          1,548,017
 01/01/2014 to 12/31/2014........   2.931092         3.044738          1,366,859
 01/01/2015 to 12/31/2015........   3.044738         2.943813          1,248,296
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.031803         2.101953          3,964,043
 01/01/2007 to 12/31/2007........   2.101953         2.154249          3,927,738
 01/01/2008 to 12/31/2008........   2.154249         1.804068          2,783,730
 01/01/2009 to 12/31/2009........   1.804068         2.349021          2,212,570

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     2.349021         2.610082        2,015,404
 01/01/2011 to 12/31/2011........     2.610082         2.727762        1,970,898
 01/01/2012 to 12/31/2012........     2.727762         2.995013        1,951,084
 01/01/2013 to 12/31/2013........     2.995013         2.982482        1,816,820
 01/01/2014 to 12/31/2014........     2.982482         3.101346        1,564,452
 01/01/2015 to 12/31/2015........     3.101346         3.001764        1,413,544
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.587510         1.627597        1,955,732
 01/01/2007 to 12/31/2007........     1.627597         1.670419        2,204,360
 01/01/2008 to 12/31/2008........     1.670419         1.639189        1,706,447
 01/01/2009 to 12/31/2009........     1.639189         1.683195        1,669,197
 01/01/2010 to 12/31/2010........     1.683195         1.751837        1,506,088
 01/01/2011 to 12/31/2011........     1.751837         1.819419        1,498,268
 01/01/2012 to 12/31/2012........     1.819419         1.849598        1,372,507
 01/01/2013 to 12/31/2013........     1.849598         1.808276        1,438,374
 01/01/2014 to 12/31/2014........     1.808276         1.829523        1,376,469
 01/01/2015 to 12/31/2015........     1.829523         1.810532        1,037,583
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.603439         1.644880        5,050,463
 01/01/2007 to 12/31/2007........     1.644880         1.689764        4,233,768
 01/01/2008 to 12/31/2008........     1.689764         1.659908        3,477,432
 01/01/2009 to 12/31/2009........     1.659908         1.706197        3,066,563
 01/01/2010 to 12/31/2010........     1.706197         1.778781        2,626,887
 01/01/2011 to 12/31/2011........     1.778781         1.847686        2,503,494
 01/01/2012 to 12/31/2012........     1.847686         1.880151        2,300,182
 01/01/2013 to 12/31/2013........     1.880151         1.841037        2,173,156
 01/01/2014 to 12/31/2014........     1.841037         1.862918        1,867,220
 01/01/2015 to 12/31/2015........     1.862918         1.845252        1,449,983
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    39.030259        42.453752            5,881
 01/01/2007 to 12/31/2007........    42.453752        44.233821            8,024
 01/01/2008 to 12/31/2008........    44.233821        32.744497            7,097
 01/01/2009 to 12/31/2009........    32.744497        37.797674            6,437
 01/01/2010 to 12/31/2010........    37.797674        40.764465            5,781
 01/01/2011 to 12/31/2011........    40.764465        41.662422            5,252
 01/01/2012 to 12/31/2012........    41.662422        46.077468            7,082
 01/01/2013 to 12/31/2013........    46.077468        54.677389            6,816
 01/01/2014 to 12/31/2014........    54.677389        59.489879           13,151
 01/01/2015 to 12/31/2015........    59.489879        60.038958           11,784
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.354159         3.783210        2,982,387
 01/01/2007 to 12/31/2007........     3.783210         3.894320        3,433,602
 01/01/2008 to 12/31/2008........     3.894320         2.323608        3,502,048
 01/01/2009 to 12/31/2009........     2.323608         3.018031        3,697,255
 01/01/2010 to 12/31/2010........     3.018031         3.326295        3,540,998
 01/01/2011 to 12/31/2011........     3.326295         3.141682        3,253,672
 01/01/2012 to 12/31/2012........     3.141682         3.490387        2,963,460
 01/01/2013 to 12/31/2013........     3.490387         4.592325        2,715,700
 01/01/2014 to 12/31/2014........     4.592325         4.999838        2,248,329
 01/01/2015 to 12/31/2015........     4.999838         5.038438        1,944,950
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.388693         3.825009        6,238,689
 01/01/2007 to 12/31/2007........     3.825009         3.940683        5,566,242

                                             AMERICAN FORERUNNER - 1.35
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     3.940683         2.353684       5,130,878
 01/01/2009 to 12/31/2009........     2.353684         3.061202       4,347,293
 01/01/2010 to 12/31/2010........     3.061202         3.377060       3,927,359
 01/01/2011 to 12/31/2011........     3.377060         3.192625       3,985,599
 01/01/2012 to 12/31/2012........     3.192625         3.549643       3,696,835
 01/01/2013 to 12/31/2013........     3.549643         4.676235       3,053,903
 01/01/2014 to 12/31/2014........     4.676235         5.095484       2,532,352
 01/01/2015 to 12/31/2015........     5.095484         5.141101       2,187,572
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     7.903960         7.974482         243,509
 01/01/2008 to 12/31/2008........     7.974482         4.932134         228,768
 01/01/2009 to 12/31/2009........     4.932134         5.800104         238,306
 01/01/2010 to 12/31/2010........     5.800104         6.435067         239,639
 01/01/2011 to 12/31/2011........     6.435067         6.365158         231,550
 01/01/2012 to 12/31/2012........     6.365158         7.121622         229,379
 01/01/2013 to 12/31/2013........     7.121622         9.434885         178,424
 01/01/2014 to 12/31/2014........     9.434885        10.565476         173,864
 01/01/2015 to 12/31/2015........    10.565476        10.892248         146,971
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     6.765961         7.598944         295,699
 01/01/2007 to 04/27/2007........     7.598944         7.970544               0





                                             AMERICAN FORERUNNER - 1.6
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    14.560847        15.263925           60,295
 01/01/2007 to 12/31/2007........    15.263925        15.520311          185,366
 01/01/2008 to 12/31/2008........    15.520311        13.845482          152,090
 01/01/2009 to 12/31/2009........    13.845482        15.343366          141,806
 01/01/2010 to 12/31/2010........    15.343366        16.072968          139,088
 01/01/2011 to 12/31/2011........    16.072968        16.784010          142,873
 01/01/2012 to 12/31/2012........    16.784010        17.403736          168,933
 01/01/2013 to 12/31/2013........    17.403736        16.757815          157,343
 01/01/2014 to 12/31/2014........    16.757815        17.362281          140,646
 01/01/2015 to 12/31/2015........    17.362281        17.133547          131,918
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.375903         2.900742        4,692,653
 01/01/2007 to 12/31/2007........     2.900742         3.466117        4,940,653
 01/01/2008 to 12/31/2008........     3.466117         1.585305        5,195,834
 01/01/2009 to 12/31/2009........     1.585305         2.516470        4,889,704
 01/01/2010 to 12/31/2010........     2.516470         3.031661        4,560,408
 01/01/2011 to 12/31/2011........     3.031661         2.412411        4,446,610
 01/01/2012 to 12/31/2012........     2.412411         2.805463        4,181,008
 01/01/2013 to 12/31/2013........     2.805463         3.541718        3,527,472
 01/01/2014 to 12/31/2014........     3.541718         3.559482        3,121,143
 01/01/2015 to 12/31/2015........     3.559482         3.512285        2,713,169
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    14.038670        15.228136        2,948,975
 01/01/2007 to 12/31/2007........    15.228136        16.835562        2,865,929
 01/01/2008 to 12/31/2008........    16.835562         9.282386        2,820,296

                                             AMERICAN FORERUNNER - 1.6
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2009 to 12/31/2009........     9.282386        12.735363       2,662,096
 01/01/2010 to 12/31/2010........    12.735363        14.874702       2,448,426
 01/01/2011 to 12/31/2011........    14.874702        14.012970       2,306,376
 01/01/2012 to 12/31/2012........    14.012970        16.256525       2,093,787
 01/01/2013 to 12/31/2013........    16.256525        20.814503       1,828,204
 01/01/2014 to 12/31/2014........    20.814503        22.227117       1,537,223
 01/01/2015 to 12/31/2015........    22.227117        23.374469       1,312,062
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.763296        11.069576       3,206,145
 01/01/2007 to 12/31/2007........    11.069576        11.442242       3,001,823
 01/01/2008 to 12/31/2008........    11.442242         6.998153       2,903,088
 01/01/2009 to 12/31/2009........     6.998153         9.038674       2,800,121
 01/01/2010 to 12/31/2010........     9.038674         9.911725       2,605,686
 01/01/2011 to 12/31/2011........     9.911725         9.576206       2,522,896
 01/01/2012 to 12/31/2012........     9.576206        11.070888       2,261,965
 01/01/2013 to 12/31/2013........    11.070888        14.545155       1,965,046
 01/01/2014 to 12/31/2014........    14.545155        15.836552       1,627,897
 01/01/2015 to 12/31/2015........    15.836552        15.811892       1,439,825





                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
AB Global Dynamic Allocation Sub-Account (Class B) (previously AllianceBernstein
Global Dynamic Allocation Sub-Account (Class B))
 04/30/2012 to 12/31/2012........    10.234750        10.594849           35,113
 01/01/2013 to 12/31/2013........    10.594849        11.629481           87,250
 01/01/2014 to 12/31/2014........    11.629481        12.328952          107,804
 01/01/2015 to 12/31/2015........    12.328952        12.246324          119,773
Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.996871         1.041486           32,132
 01/01/2015 to 12/31/2015........     1.041486         1.018430           71,255
American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.008630         7.018922        2,479,754
 01/01/2009 to 12/31/2009........     7.018922         8.964535        5,453,902
 01/01/2010 to 12/31/2010........     8.964535         9.929837        5,873,814
 01/01/2011 to 12/31/2011........     9.929837         9.598111        5,658,371
 01/01/2012 to 12/31/2012........     9.598111        10.760585        5,601,796
 01/01/2013 to 12/31/2013........    10.760585        12.596323        5,509,615
 01/01/2014 to 12/31/2014........    12.596323        13.192353        5,207,727
 01/01/2015 to 12/31/2015........    13.192353        12.936559        4,885,221
American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........     9.998630         6.366400        5,509,605
 01/01/2009 to 12/31/2009........     6.366400         8.427494       11,127,079
 01/01/2010 to 12/31/2010........     8.427494         9.445027       11,221,403
 01/01/2011 to 12/31/2011........     9.445027         8.886460       11,377,792
 01/01/2012 to 12/31/2012........     8.886460        10.193508       11,929,854
 01/01/2013 to 12/31/2013........    10.193508        12.594511       11,551,780
 01/01/2014 to 12/31/2014........    12.594511        13.232571       11,459,566
 01/01/2015 to 12/31/2015........    13.232571        12.969430       10,959,775
American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008........    10.018630         7.693325        2,819,563
 01/01/2009 to 12/31/2009........     7.693325         9.375355        6,012,462

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2010 to 12/31/2010........     9.375355       10.176188         5,995,753
 01/01/2011 to 12/31/2011........    10.176188       10.069255         5,835,749
 01/01/2012 to 12/31/2012........    10.069255       11.021322         5,560,567
 01/01/2013 to 12/31/2013........    11.021322       12.356047         5,164,100
 01/01/2014 to 12/31/2014........    12.356047       12.946244         4,890,318
 01/01/2015 to 12/31/2015........    12.946244       12.692603         4,444,745
AQR Global Risk Balanced Sub-Account (Class B)
 04/30/2012 to 12/31/2012........    11.170751       11.590579           167,165
 01/01/2013 to 12/31/2013........    11.590579       11.058411           229,509
 01/01/2014 to 12/31/2014........    11.058411       11.357626           251,475
 01/01/2015 to 12/31/2015........    11.357626       10.142758           191,266
Baillie Gifford International Stock Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.600534        1.837213         5,150,017
 01/01/2007 to 12/31/2007........     1.837213        1.996953         5,131,830
 01/01/2008 to 12/31/2008........     1.996953        1.099600         6,034,065
 01/01/2009 to 12/31/2009........     1.099600        1.323608         6,899,172
 01/01/2010 to 12/31/2010........     1.323608        1.396856         6,679,556
 01/01/2011 to 12/31/2011........     1.396856        1.101801         5,777,777
 01/01/2012 to 12/31/2012........     1.101801        1.298772         5,079,783
 01/01/2013 to 12/31/2013........     1.298772        1.476803         4,588,703
 01/01/2014 to 12/31/2014........     1.476803        1.409698         4,475,811
 01/01/2015 to 12/31/2015........     1.409698        1.361975         4,340,630
Baillie Gifford International Stock Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.622788        1.863281         6,810,395
 01/01/2007 to 12/31/2007........     1.863281        2.027781         5,699,228
 01/01/2008 to 12/31/2008........     2.027781        1.117383         5,338,642
 01/01/2009 to 12/31/2009........     1.117383        1.345862         5,035,342
 01/01/2010 to 12/31/2010........     1.345862        1.422687         4,331,191
 01/01/2011 to 12/31/2011........     1.422687        1.124317         4,293,125
 01/01/2012 to 12/31/2012........     1.124317        1.325616         4,363,564
 01/01/2013 to 12/31/2013........     1.325616        1.509407         3,980,377
 01/01/2014 to 12/31/2014........     1.509407        1.443066         3,630,993
 01/01/2015 to 12/31/2015........     1.443066        1.394544         3,352,271
Barclays Aggregate Bond Index Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.296866        1.329635        18,189,155
 01/01/2007 to 12/31/2007........     1.329635        1.400491        17,054,241
 01/01/2008 to 12/31/2008........     1.400491        1.460924        14,987,637
 01/01/2009 to 12/31/2009........     1.460924        1.514621        15,043,646
 01/01/2010 to 12/31/2010........     1.514621        1.580968        14,660,129
 01/01/2011 to 12/31/2011........     1.580968        1.675093        12,535,544
 01/01/2012 to 12/31/2012........     1.675093        1.714138        12,175,952
 01/01/2013 to 12/31/2013........     1.714138        1.649988        12,332,947
 01/01/2014 to 12/31/2014........     1.649988        1.718758        11,854,490
 01/01/2015 to 12/31/2015........     1.718758        1.698927        10,530,132
BlackRock Bond Income Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     4.672089        4.805097         8,005,472
 01/01/2007 to 12/31/2007........     4.805097        5.030850         8,006,228
 01/01/2008 to 12/31/2008........     5.030850        4.786105         6,745,318
 01/01/2009 to 12/31/2009........     4.786105        5.160720         6,252,603
 01/01/2010 to 12/31/2010........     5.160720        5.507866         5,859,811
 01/01/2011 to 12/31/2011........     5.507866        5.782544         5,330,717
 01/01/2012 to 12/31/2012........     5.782544        6.126147         4,962,289
 01/01/2013 to 12/31/2013........     6.126147        5.989081         4,707,610

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     5.989081         6.317460        4,402,753
 01/01/2015 to 12/31/2015........     6.317460         6.260242        4,050,340
BlackRock Capital Appreciation Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.720755         2.791453        1,294,736
 01/01/2007 to 12/31/2007........     2.791453         3.264694        1,548,400
 01/01/2008 to 12/31/2008........     3.264694         2.041063        1,895,716
 01/01/2009 to 12/31/2009........     2.041063         2.751542        2,287,429
 01/01/2010 to 12/31/2010........     2.751542         3.246425        2,187,709
 01/01/2011 to 12/31/2011........     3.246425         2.912642        2,319,251
 01/01/2012 to 12/31/2012........     2.912642         3.281048        1,918,414
 01/01/2013 to 12/31/2013........     3.281048         4.338854        1,610,443
 01/01/2014 to 12/31/2014........     4.338854         4.655000        1,431,471
 01/01/2015 to 12/31/2015........     4.655000         4.873512        1,257,316
BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class B) and before that
FI Large Cap Sub-Account)
 05/01/2006 to 12/31/2006........    17.340954        17.560205           11,805
 01/01/2007 to 12/31/2007........    17.560205        17.986452           22,435
 01/01/2008 to 12/31/2008........    17.986452         9.778103           32,836
 01/01/2009 to 05/01/2009........     9.778103        10.209444                0
BlackRock Capital Appreciation Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.743736         2.818074        3,658,537
 01/01/2007 to 12/31/2007........     2.818074         3.298914        3,158,035
 01/01/2008 to 12/31/2008........     3.298914         2.064503        2,749,944
 01/01/2009 to 12/31/2009........     2.064503         2.785565        2,399,601
 01/01/2010 to 12/31/2010........     2.785565         3.290805        2,146,360
 01/01/2011 to 12/31/2011........     3.290805         2.955442        2,093,323
 01/01/2012 to 12/31/2012........     2.955442         3.332246        2,249,452
 01/01/2013 to 12/31/2013........     3.332246         4.411240        1,701,884
 01/01/2014 to 12/31/2014........     4.411240         4.737380        1,342,975
 01/01/2015 to 12/31/2015........     4.737380         4.964223        1,141,558
BlackRock Global Tactical Strategies Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     9.989333        10.323195          148,366
 01/01/2013 to 12/31/2013........    10.323195        11.245905          192,368
 01/01/2014 to 12/31/2014........    11.245905        11.763232          187,042
 01/01/2015 to 12/31/2015........    11.763232        11.604482          189,776
BlackRock Large Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.234503         1.452428        2,997,873
 01/01/2007 to 12/31/2007........     1.452428         1.479171        4,381,495
 01/01/2008 to 12/31/2008........     1.479171         0.947887        4,611,228
 01/01/2009 to 12/31/2009........     0.947887         1.039592        6,266,744
 01/01/2010 to 12/31/2010........     1.039592         1.118318        6,147,492
 01/01/2011 to 12/31/2011........     1.118318         1.127094        6,185,723
 01/01/2012 to 12/31/2012........     1.127094         1.268505        6,669,554
 01/01/2013 to 12/31/2013........     1.268505         1.650442        6,427,838
 01/01/2014 to 12/31/2014........     1.650442         1.788072        6,301,723
 01/01/2015 to 12/31/2015........     1.788072         1.656760        6,078,740
BlackRock Large Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.239084         1.458737        3,447,961
 01/01/2007 to 12/31/2007........     1.458737         1.487653        3,051,814
 01/01/2008 to 12/31/2008........     1.487653         0.954361        2,761,095
 01/01/2009 to 12/31/2009........     0.954361         1.047847        2,363,604
 01/01/2010 to 12/31/2010........     1.047847         1.127999        2,186,479
 01/01/2011 to 12/31/2011........     1.127999         1.137714        1,883,220

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.137714         1.282352        2,004,593
 01/01/2013 to 12/31/2013........     1.282352         1.670236        1,974,155
 01/01/2014 to 12/31/2014........     1.670236         1.810972        1,629,365
 01/01/2015 to 12/31/2015........     1.810972         1.679970        1,463,434
BlackRock Money Market Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.291278         2.365877        9,526,682
 01/01/2007 to 12/31/2007........     2.365877         2.448810        9,799,482
 01/01/2008 to 12/31/2008........     2.448810         2.481164       16,906,640
 01/01/2009 to 12/31/2009........     2.481164         2.456547       15,435,302
 01/01/2010 to 12/31/2010........     2.456547         2.426029       10,563,117
 01/01/2011 to 12/31/2011........     2.426029         2.395973        8,942,033
 01/01/2012 to 12/31/2012........     2.395973         2.366047        7,628,700
 01/01/2013 to 12/31/2013........     2.366047         2.336654        6,737,560
 01/01/2014 to 12/31/2014........     2.336654         2.307626        6,292,773
 01/01/2015 to 12/31/2015........     2.307626         2.278959        5,611,201
Clarion Global Real Estate Sub-Account
 01/01/2006 to 12/31/2006........    14.373064        19.529656        1,155,242
 01/01/2007 to 12/31/2007........    19.529656        16.391631        1,230,370
 01/01/2008 to 12/31/2008........    16.391631         9.441537        1,291,536
 01/01/2009 to 12/31/2009........     9.441537        12.563014        1,362,212
 01/01/2010 to 12/31/2010........    12.563014        14.405357        1,196,774
 01/01/2011 to 12/31/2011........    14.405357        13.432007        1,104,094
 01/01/2012 to 12/31/2012........    13.432007        16.711687        1,020,006
 01/01/2013 to 12/31/2013........    16.711687        17.089267          991,307
 01/01/2014 to 12/31/2014........    17.089267        19.116105          938,217
 01/01/2015 to 12/31/2015........    19.116105        18.614052          860,891
ClearBridge Aggressive Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.816448         0.792317        4,039,293
 01/01/2007 to 12/31/2007........     0.792317         0.800159        4,159,632
 01/01/2008 to 12/31/2008........     0.800159         0.481605        3,942,039
 01/01/2009 to 12/31/2009........     0.481605         0.632396        3,781,194
 01/01/2010 to 12/31/2010........     0.632396         0.773103        3,949,399
 01/01/2011 to 12/31/2011........     0.773103         0.788314        2,575,451
 01/01/2012 to 12/31/2012........     0.788314         0.922549        2,252,941
 01/01/2013 to 12/31/2013........     0.922549         1.326564        2,718,983
 01/01/2014 to 12/31/2014........     1.326564         1.557597       12,342,700
 01/01/2015 to 12/31/2015........     1.557597         1.476159       11,406,382
ClearBridge Aggressive Growth Sub-Account (Class B) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
 04/30/2007 to 12/31/2007........   151.435577       185.959018            5,698
 01/01/2008 to 12/31/2008........   185.959018       106.518462           51,081
 01/01/2009 to 12/31/2009........   106.518462       150.276235           87,351
 01/01/2010 to 12/31/2010........   150.276235       162.356482           92,374
 01/01/2011 to 12/31/2011........   162.356482       148.245678           86,771
 01/01/2012 to 12/31/2012........   148.245678       179.356423           80,130
 01/01/2013 to 12/31/2013........   179.356423       228.116511           71,885
 01/01/2014 to 04/25/2014........   228.116511       237.651485                0
ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class B) and
before that Legg Mason Value Equity Sub-Account (Class B))
 05/01/2006 to 12/31/2006........     9.453340        10.144842           65,712
 01/01/2007 to 12/31/2007........    10.144842         9.426397           97,837
 01/01/2008 to 12/31/2008........     9.426397         4.224768          150,971
 01/01/2009 to 12/31/2009........     4.224768         5.756508          138,218
 01/01/2010 to 12/31/2010........     5.756508         6.102009          123,491

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 04/29/2011........     6.102009         6.491500                0
ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011........     0.656175         0.595812        4,917,291
 01/01/2012 to 12/31/2012........     0.595812         0.697615        4,499,856
 01/01/2013 to 12/31/2013........     0.697615         1.004831        4,118,450
 01/01/2014 to 12/31/2014........     1.004831         1.180348        5,427,252
 01/01/2015 to 12/31/2015........     1.180348         1.119215        5,032,099
ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class E) and
before that Legg Mason Value Equity Sub-Account (Class E))
 05/01/2006 to 12/31/2006........     0.953144         1.023255        3,538,253
 01/01/2007 to 12/31/2007........     1.023255         0.951750        3,272,662
 01/01/2008 to 12/31/2008........     0.951750         0.426925        3,159,930
 01/01/2009 to 12/31/2009........     0.426925         0.581678        2,706,638
 01/01/2010 to 12/31/2010........     0.581678         0.616818        2,476,561
 01/01/2011 to 04/29/2011........     0.616818         0.656242                0
Frontier Mid Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    41.617600        43.760334           21,634
 01/01/2007 to 12/31/2007........    43.760334        51.958765           29,799
 01/01/2008 to 12/31/2008........    51.958765        27.790242           47,414
 01/01/2009 to 12/31/2009........    27.790242        40.909857           71,435
 01/01/2010 to 12/31/2010........    40.909857        46.459780           67,411
 01/01/2011 to 12/31/2011........    46.459780        44.395083           64,173
 01/01/2012 to 12/31/2012........    44.395083        48.528439           53,608
 01/01/2013 to 12/31/2013........    48.528439        63.470036           49,492
 01/01/2014 to 12/31/2014........    63.470036        69.498811           47,871
 01/01/2015 to 12/31/2015........    69.498811        70.422896           43,034
Harris Oakmark International Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.583716         2.015315       11,168,276
 01/01/2007 to 12/31/2007........     2.015315         1.967885       13,752,302
 01/01/2008 to 12/31/2008........     1.967885         1.148829       13,603,260
 01/01/2009 to 12/31/2009........     1.148829         1.759275       14,227,364
 01/01/2010 to 12/31/2010........     1.759275         2.022714       14,604,759
 01/01/2011 to 12/31/2011........     2.022714         1.712860       14,251,865
 01/01/2012 to 12/31/2012........     1.712860         2.186281       13,187,196
 01/01/2013 to 12/31/2013........     2.186281         2.817437       11,504,903
 01/01/2014 to 12/31/2014........     2.817437         2.621336       11,142,439
 01/01/2015 to 12/31/2015........     2.621336         2.471711       10,663,239
Harris Oakmark International Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.589622         2.024973        4,402,862
 01/01/2007 to 12/31/2007........     2.024973         1.979689        3,959,033
 01/01/2008 to 12/31/2008........     1.979689         1.156859        3,093,649
 01/01/2009 to 12/31/2009........     1.156859         1.773908        2,723,421
 01/01/2010 to 12/31/2010........     1.773908         2.041042        2,546,809
 01/01/2011 to 12/31/2011........     2.041042         1.731117        2,764,741
 01/01/2012 to 12/31/2012........     1.731117         2.209913        2,549,983
 01/01/2013 to 12/31/2013........     2.209913         2.851343        2,266,524
 01/01/2014 to 12/31/2014........     2.851343         2.656384        2,025,405
 01/01/2015 to 12/31/2015........     2.656384         2.506542        1,938,794
Invesco Balanced-Risk Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.010738         1.049071        1,432,787
 01/01/2013 to 12/31/2013........     1.049071         1.055319        1,581,207
 01/01/2014 to 12/31/2014........     1.055319         1.100373        1,451,420
 01/01/2015 to 12/31/2015........     1.100373         1.041009        1,401,003

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
Invesco Mid Cap Value Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     2.584319         2.659350        6,997,862
 01/01/2013 to 12/31/2013........     2.659350         3.422230        6,284,455
 01/01/2014 to 12/31/2014........     3.422230         3.705633        5,301,001
 01/01/2015 to 12/31/2015........     3.705633         3.330921        4,936,796
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman
Mid Cap Value Sub-Account)
 01/01/2006 to 12/31/2006........     2.415539         2.652742        8,429,634
 01/01/2007 to 12/31/2007........     2.652742         2.703203        9,391,847
 01/01/2008 to 12/31/2008........     2.703203         1.402108        9,923,370
 01/01/2009 to 12/31/2009........     1.402108         2.045767       10,018,922
 01/01/2010 to 12/31/2010........     2.045767         2.546662        8,974,357
 01/01/2011 to 12/31/2011........     2.546662         2.347232        8,114,565
 01/01/2012 to 04/27/2012........     2.347232         2.596960                0
Invesco Small Cap Growth Sub-account
 01/01/2006 to 12/31/2006........     1.308310         1.475354        1,980,266
 01/01/2007 to 12/31/2007........     1.475354         1.618231        2,092,922
 01/01/2008 to 12/31/2008........     1.618231         0.979157        1,827,763
 01/01/2009 to 12/31/2009........     0.979157         1.294030        1,829,339
 01/01/2010 to 12/31/2010........     1.294030         1.612572        1,696,355
 01/01/2011 to 12/31/2011........     1.612572         1.575364        1,445,865
 01/01/2012 to 12/31/2012........     1.575364         1.839312        1,200,764
 01/01/2013 to 12/31/2013........     1.839312         2.546253        1,297,521
 01/01/2014 to 12/31/2014........     2.546253         2.713552        1,094,327
 01/01/2015 to 12/31/2015........     2.713552         2.634026        1,059,391
Jennison Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     0.492965         0.499145        1,280,163
 01/01/2007 to 12/31/2007........     0.499145         0.549049        1,689,831
 01/01/2008 to 12/31/2008........     0.549049         0.344049        2,054,526
 01/01/2009 to 12/31/2009........     0.344049         0.474201        2,794,944
 01/01/2010 to 12/31/2010........     0.474201         0.521296        2,999,593
 01/01/2011 to 12/31/2011........     0.521296         0.515975        3,581,588
 01/01/2012 to 12/31/2012........     0.515975         0.588802        6,617,351
 01/01/2013 to 12/31/2013........     0.588802         0.795082        5,245,970
 01/01/2014 to 12/31/2014........     0.795082         0.853858        4,308,739
 01/01/2015 to 12/31/2015........     0.853858         0.932126        4,300,392
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
 01/01/2006 to 12/31/2006........     8.693182         9.239346           92,950
 01/01/2007 to 12/31/2007........     9.239346        10.427689          142,163
 01/01/2008 to 12/31/2008........    10.427689         5.566975          167,099
 01/01/2009 to 12/31/2009........     5.566975         7.900505          235,176
 01/01/2010 to 12/31/2010........     7.900505         8.535561          239,432
 01/01/2011 to 12/31/2011........     8.535561         8.313362          249,730
 01/01/2012 to 04/27/2012........     8.313362         9.357068                0
Jennison Growth Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     0.494021         0.500579        3,545,304
 01/01/2007 to 12/31/2007........     0.500579         0.551393        3,391,644
 01/01/2008 to 12/31/2008........     0.551393         0.345371        3,032,319
 01/01/2009 to 12/31/2009........     0.345371         0.477110        3,076,118
 01/01/2010 to 12/31/2010........     0.477110         0.525096        2,027,786
 01/01/2011 to 12/31/2011........     0.525096         0.520179        2,088,516
 01/01/2012 to 12/31/2012........     0.520179         0.593711        2,560,766
 01/01/2013 to 12/31/2013........     0.593711         0.802715        2,254,256

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........     0.802715         0.862958        2,083,129
 01/01/2015 to 12/31/2015........     0.862958         0.943127        1,974,545
JPMorgan Global Active Allocation Sub-Account (Class B)
 04/30/2012 to 12/31/2012........     1.012792         1.051119          452,218
 01/01/2013 to 12/31/2013........     1.051119         1.152112        1,048,091
 01/01/2014 to 12/31/2014........     1.152112         1.217170        1,136,448
 01/01/2015 to 12/31/2015........     1.217170         1.212800        1,474,873
Loomis Sayles Global Markets Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    13.119581        14.433436          222,632
 01/01/2014 to 12/31/2014........    14.433436        14.748355          191,910
 01/01/2015 to 12/31/2015........    14.748355        14.743967          180,866
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         7.994633           59,148
 01/01/2009 to 12/31/2009........     7.994633        10.092455          155,048
 01/01/2010 to 12/31/2010........    10.092455        11.145264          182,523
 01/01/2011 to 12/31/2011........    11.145264        11.242009          196,396
 01/01/2012 to 12/31/2012........    11.242009        12.488569          198,893
 01/01/2013 to 04/26/2013........    12.488569        13.042235                0
Loomis Sayles Small Cap Core Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     2.840821         3.265599        1,944,669
 01/01/2007 to 12/31/2007........     3.265599         3.599707        2,620,745
 01/01/2008 to 12/31/2008........     3.599707         2.273086        3,081,470
 01/01/2009 to 12/31/2009........     2.273086         2.916671        3,706,326
 01/01/2010 to 12/31/2010........     2.916671         3.664212        3,375,046
 01/01/2011 to 12/31/2011........     3.664212         3.631046        3,090,626
 01/01/2012 to 12/31/2012........     3.631046         4.097335        2,812,733
 01/01/2013 to 12/31/2013........     4.097335         5.692758        2,574,800
 01/01/2014 to 12/31/2014........     5.692758         5.818919        2,320,631
 01/01/2015 to 12/31/2015........     5.818919         5.646515        2,091,731
Loomis Sayles Small Cap Core Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     2.864629         3.296126        3,517,684
 01/01/2007 to 12/31/2007........     3.296126         3.636804        3,047,220
 01/01/2008 to 12/31/2008........     3.636804         2.298822        2,756,341
 01/01/2009 to 12/31/2009........     2.298822         2.952505        2,452,532
 01/01/2010 to 12/31/2010........     2.952505         3.713034        2,081,744
 01/01/2011 to 12/31/2011........     3.713034         3.683159        1,813,908
 01/01/2012 to 12/31/2012........     3.683159         4.160195        1,739,133
 01/01/2013 to 12/31/2013........     4.160195         5.785922        1,578,041
 01/01/2014 to 12/31/2014........     5.785922         5.919808        1,371,095
 01/01/2015 to 12/31/2015........     5.919808         5.750353        1,246,126
Loomis Sayles Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........     1.011299         1.095850        7,962,232
 01/01/2007 to 12/31/2007........     1.095850         1.128859        7,613,501
 01/01/2008 to 12/31/2008........     1.128859         0.654279        7,451,310
 01/01/2009 to 12/31/2009........     0.654279         0.837903        7,584,299
 01/01/2010 to 12/31/2010........     0.837903         1.086898        6,509,328
 01/01/2011 to 12/31/2011........     1.086898         1.102892        5,784,935
 01/01/2012 to 12/31/2012........     1.102892         1.207771        5,224,783
 01/01/2013 to 12/31/2013........     1.207771         1.769832        4,589,607
 01/01/2014 to 12/31/2014........     1.769832         1.764183        4,282,887
 01/01/2015 to 12/31/2015........     1.764183         1.767133        3,554,537
Lord Abbett Bond Debenture Sub-Account
 01/01/2006 to 12/31/2006........     1.710500         1.843841       14,305,072

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........     1.843841         1.940078       15,948,217
 01/01/2008 to 12/31/2008........     1.940078         1.559489       13,599,419
 01/01/2009 to 12/31/2009........     1.559489         2.106464       12,625,655
 01/01/2010 to 12/31/2010........     2.106464         2.350028       11,260,651
 01/01/2011 to 12/31/2011........     2.350028         2.424387       10,147,368
 01/01/2012 to 12/31/2012........     2.424387         2.704088        9,532,071
 01/01/2013 to 12/31/2013........     2.704088         2.883576        8,948,051
 01/01/2014 to 12/31/2014........     2.883576         2.985272        8,398,639
 01/01/2015 to 12/31/2015........     2.985272         2.884083        7,127,127
Met/Artisan Mid Cap Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.604168         3.992825        3,982,921
 01/01/2007 to 12/31/2007........     3.992825         3.663992        3,979,113
 01/01/2008 to 12/31/2008........     3.663992         1.949082        3,827,783
 01/01/2009 to 12/31/2009........     1.949082         2.717881        3,809,231
 01/01/2010 to 12/31/2010........     2.717881         3.080312        3,424,978
 01/01/2011 to 12/31/2011........     3.080312         3.239570        2,951,043
 01/01/2012 to 12/31/2012........     3.239570         3.569631        2,591,554
 01/01/2013 to 12/31/2013........     3.569631         4.812350        2,459,503
 01/01/2014 to 12/31/2014........     4.812350         4.832127        2,251,388
 01/01/2015 to 12/31/2015........     4.832127         4.310881        2,153,563
Met/Artisan Mid Cap Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.680143         4.081083       11,992,186
 01/01/2007 to 12/31/2007........     4.081083         3.748720       10,284,759
 01/01/2008 to 12/31/2008........     3.748720         1.996133        9,023,233
 01/01/2009 to 12/31/2009........     1.996133         2.786207        7,754,377
 01/01/2010 to 12/31/2010........     2.786207         3.160846        6,856,620
 01/01/2011 to 12/31/2011........     3.160846         3.327626        6,253,911
 01/01/2012 to 12/31/2012........     3.327626         3.670354        5,909,493
 01/01/2013 to 12/31/2013........     3.670354         4.953232        5,140,427
 01/01/2014 to 12/31/2014........     4.953232         4.978518        4,413,344
 01/01/2015 to 12/31/2015........     4.978518         4.445834        3,895,377
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011........     9.988288         9.776927           16,602
 01/01/2012 to 12/31/2012........     9.776927        10.079465           38,560
 01/01/2013 to 12/31/2013........    10.079465        10.069796          385,668
 01/01/2014 to 12/31/2014........    10.069796        10.049897          402,560
 01/01/2015 to 12/31/2015........    10.049897         9.863272          466,333
MetLife Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
 01/01/2006 to 12/31/2006........    11.161798        12.749671          442,317
 01/01/2007 to 12/31/2007........    12.749671        13.002022        1,153,077
 01/01/2008 to 12/31/2008........    13.002022         7.646365        1,224,589
 01/01/2009 to 12/31/2009........     7.646365         9.929272        1,318,799
 01/01/2010 to 12/31/2010........     9.929272        11.344600        1,189,187
 01/01/2011 to 04/29/2011........    11.344600        12.307574                0
MetLife Asset Allocation 100 Sub-Account (Class B)
 05/02/2011 to 12/31/2011........    12.270909        10.519544        1,129,750
 01/01/2012 to 12/31/2012........    10.519544        12.127408          937,405
 01/01/2013 to 12/31/2013........    12.127408        15.510777          823,507
 01/01/2014 to 12/31/2014........    15.510777        16.097579          691,920
 01/01/2015 to 12/31/2015........    16.097579        15.578360          664,984
MetLife Asset Allocation 20 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.310111        10.884040          241,473
 01/01/2007 to 12/31/2007........    10.884040        11.346907          620,962

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........    11.346907         9.593358        1,281,491
 01/01/2009 to 12/31/2009........     9.593358        11.418798        2,122,728
 01/01/2010 to 12/31/2010........    11.418798        12.410524        2,701,417
 01/01/2011 to 12/31/2011........    12.410524        12.655310        2,230,550
 01/01/2012 to 12/31/2012........    12.655310        13.644486        2,405,812
 01/01/2013 to 12/31/2013........    13.644486        14.052541        2,063,489
 01/01/2014 to 12/31/2014........    14.052541        14.498577        1,748,130
 01/01/2015 to 12/31/2015........    14.498577        14.234630        1,436,249
MetLife Asset Allocation 40 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.528255        11.377529        1,164,090
 01/01/2007 to 12/31/2007........    11.377529        11.776000        2,964,511
 01/01/2008 to 12/31/2008........    11.776000         9.117849        4,841,696
 01/01/2009 to 12/31/2009........     9.117849        11.136599        5,864,291
 01/01/2010 to 12/31/2010........    11.136599        12.266003        6,329,377
 01/01/2011 to 12/31/2011........    12.266003        12.241007        5,893,030
 01/01/2012 to 12/31/2012........    12.241007        13.473681        5,496,820
 01/01/2013 to 12/31/2013........    13.473681        14.760016        4,876,618
 01/01/2014 to 12/31/2014........    14.760016        15.294768        4,265,302
 01/01/2015 to 12/31/2015........    15.294768        14.942651        3,654,807
MetLife Asset Allocation 60 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.759284        11.884012        4,525,389
 01/01/2007 to 12/31/2007........    11.884012        12.245653       12,436,101
 01/01/2008 to 12/31/2008........    12.245653         8.630461       18,654,307
 01/01/2009 to 12/31/2009........     8.630461        10.784503       20,856,443
 01/01/2010 to 12/31/2010........    10.784503        12.053382       19,907,332
 01/01/2011 to 12/31/2011........    12.053382        11.741010       19,016,887
 01/01/2012 to 12/31/2012........    11.741010        13.129661       17,877,599
 01/01/2013 to 12/31/2013........    13.129661        15.298524       17,030,046
 01/01/2014 to 12/31/2014........    15.298524        15.871529       15,229,746
 01/01/2015 to 12/31/2015........    15.871529        15.475648       13,157,578
MetLife Asset Allocation 80 Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    10.985367        12.391608        4,560,146
 01/01/2007 to 12/31/2007........    12.391608        12.707971       15,881,886
 01/01/2008 to 12/31/2008........    12.707971         8.142692       20,978,386
 01/01/2009 to 12/31/2009........     8.142692        10.381142       21,384,433
 01/01/2010 to 12/31/2010........    10.381142        11.759227       20,394,724
 01/01/2011 to 12/31/2011........    11.759227        11.175388       19,203,540
 01/01/2012 to 12/31/2012........    11.175388        12.733906       17,987,804
 01/01/2013 to 12/31/2013........    12.733906        15.633082       16,463,317
 01/01/2014 to 12/31/2014........    15.633082        16.245925       15,107,484
 01/01/2015 to 12/31/2015........    16.245925        15.771983       14,309,819
MetLife Asset Allocation 80 Sub-Account (previously Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         7.040915          157,976
 01/01/2009 to 12/31/2009........     7.040915         8.938760          336,003
 01/01/2010 to 12/31/2010........     8.938760         9.714568          351,790
 01/01/2011 to 12/31/2011........     9.714568         9.425241          417,276
 01/01/2012 to 12/31/2012........     9.425241        10.808310          403,004
 01/01/2013 to 04/26/2013........    10.808310        11.641270                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy
Sub-Account (Class B))
 04/29/2013 to 12/31/2013........    11.716851        13.369520          381,728
 01/01/2014 to 04/25/2014........    13.369520        13.321798                0
MetLife Balanced Plus Sub-Account
 04/30/2012 to 12/31/2012........    10.016321        10.491570          100,038

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........    10.491570        11.849291          442,686
 01/01/2014 to 12/31/2014........    11.849291        12.831145          519,588
 01/01/2015 to 12/31/2015........    12.831145        12.153791          444,599
MetLife Mid Cap Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     1.453731         1.576792        7,625,919
 01/01/2007 to 12/31/2007........     1.576792         1.674142        7,341,025
 01/01/2008 to 12/31/2008........     1.674142         1.051844        8,043,722
 01/01/2009 to 12/31/2009........     1.051844         1.420797        8,687,411
 01/01/2010 to 12/31/2010........     1.420797         1.767908        7,582,521
 01/01/2011 to 12/31/2011........     1.767908         1.707800        6,776,984
 01/01/2012 to 12/31/2012........     1.707800         1.978734        6,437,059
 01/01/2013 to 12/31/2013........     1.978734         2.595710        5,784,868
 01/01/2014 to 12/31/2014........     2.595710         2.799954        5,447,504
 01/01/2015 to 12/31/2015........     2.799954         2.692686        4,908,211
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.805236        11.309737            6,012
 01/01/2014 to 12/31/2014........    11.309737        12.203619           32,639
 01/01/2015 to 12/31/2015........    12.203619        11.905976           76,039
MetLife Stock Index Sub-Account
 01/01/2006 to 12/31/2006........     3.872216         4.404993        5,536,674
 01/01/2007 to 12/31/2007........     4.404993         4.566380        4,668,980
 01/01/2008 to 12/31/2008........     4.566380         2.829263        4,608,552
 01/01/2009 to 12/31/2009........     2.829263         3.518369        4,869,190
 01/01/2010 to 12/31/2010........     3.518369         3.978174        4,501,296
 01/01/2011 to 12/31/2011........     3.978174         3.993103        4,349,498
 01/01/2012 to 12/31/2012........     3.993103         4.551638        4,186,301
 01/01/2013 to 12/31/2013........     4.551638         5.919993        4,041,526
 01/01/2014 to 12/31/2014........     5.919993         6.612264        3,709,003
 01/01/2015 to 12/31/2015........     6.612264         6.589765        3,286,809
MFS(Reg. TM) Investors Trust Sub-Account (Class B)
 01/01/2006 to 04/30/2006........     9.077584         9.491938           30,412
MFS(Reg. TM) Investors Trust Sub-Account (Class E)
 01/01/2006 to 04/30/2006........     0.915101         0.957183                0
MFS(Reg. TM) Research International Sub-Account
 01/01/2006 to 12/31/2006........     1.309109         1.636329        9,531,123
 01/01/2007 to 12/31/2007........     1.636329         1.830665       11,227,223
 01/01/2008 to 12/31/2008........     1.830665         1.041955       14,239,333
 01/01/2009 to 12/31/2009........     1.041955         1.353830       15,823,211
 01/01/2010 to 12/31/2010........     1.353830         1.489501       15,139,814
 01/01/2011 to 12/31/2011........     1.489501         1.313426       14,293,130
 01/01/2012 to 12/31/2012........     1.313426         1.513734       13,291,392
 01/01/2013 to 12/31/2013........     1.513734         1.782816       12,029,888
 01/01/2014 to 12/31/2014........     1.782816         1.638311       11,369,396
 01/01/2015 to 12/31/2015........     1.638311         1.589260       10,455,877
MFS(Reg. TM) Total Return Sub-Account
 01/01/2006 to 12/31/2006........     4.169836         4.609613        3,776,779
 01/01/2007 to 12/31/2007........     4.609613         4.739479        4,097,309
 01/01/2008 to 12/31/2008........     4.739479         3.634454        3,543,635
 01/01/2009 to 12/31/2009........     3.634454         4.246281        3,157,512
 01/01/2010 to 12/31/2010........     4.246281         4.604431        2,934,643
 01/01/2011 to 12/31/2011........     4.604431         4.645523        2,627,716
 01/01/2012 to 12/31/2012........     4.645523         5.106299        2,418,823
 01/01/2013 to 12/31/2013........     5.106299         5.985860        2,359,481

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2014 to 12/31/2014........   5.985860           6.405921        2,025,717
 01/01/2015 to 12/31/2015........   6.405921           6.301065        1,852,820
MFS(Reg. TM) Value Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.283692           1.493936        7,079,420
 01/01/2007 to 12/31/2007........   1.493936           1.415881        7,764,303
 01/01/2008 to 12/31/2008........   1.415881           0.926991        8,306,094
 01/01/2009 to 12/31/2009........   0.926991           1.103925        9,631,520
 01/01/2010 to 12/31/2010........   1.103925           1.212096        9,994,817
 01/01/2011 to 12/31/2011........   1.212096           1.204718        9,277,593
 01/01/2012 to 12/31/2012........   1.204718           1.383816        7,845,415
 01/01/2013 to 12/31/2013........   1.383816           1.850228        9,730,401
 01/01/2014 to 12/31/2014........   1.850228           2.020236        8,445,574
 01/01/2015 to 12/31/2015........   2.020236           1.987867        8,167,437
MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........   2.881043           3.177125          978,040
 01/01/2007 to 12/31/2007........   3.177125           3.261051        1,359,040
 01/01/2008 to 12/31/2008........   3.261051           1.961196        1,663,788
 01/01/2009 to 12/31/2009........   1.961196           2.352990        1,729,121
 01/01/2010 to 12/31/2010........   2.352990           2.655554        1,634,497
 01/01/2011 to 12/31/2011........   2.655554           2.455195        1,606,290
 01/01/2012 to 12/31/2012........   2.455195           2.799639        1,471,736
 01/01/2013 to 04/26/2013........   2.799639           3.083746                0
MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........   9.998630           6.606975           47,087
 01/01/2009 to 12/31/2009........   6.606975           8.148575          117,516
 01/01/2010 to 12/31/2010........   8.148575           8.934468          131,573
 01/01/2011 to 12/31/2011........   8.934468           8.775455          147,071
 01/01/2012 to 12/31/2012........   8.775455           9.871855          125,028
 01/01/2013 to 04/26/2013........   9.871855          10.818884                0
MFS(Reg. TM) Value Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   1.292717           1.505649        6,028,854
 01/01/2007 to 12/31/2007........   1.505649           1.428431        5,312,067
 01/01/2008 to 12/31/2008........   1.428431           0.936508        4,685,072
 01/01/2009 to 12/31/2009........   0.936508           1.116052        4,618,016
 01/01/2010 to 12/31/2010........   1.116052           1.226228        4,379,462
 01/01/2011 to 12/31/2011........   1.226228           1.220786        3,779,837
 01/01/2012 to 12/31/2012........   1.220786           1.403177        3,739,041
 01/01/2013 to 12/31/2013........   1.403177           1.879550        5,223,767
 01/01/2014 to 12/31/2014........   1.879550           2.053479        4,618,595
 01/01/2015 to 12/31/2015........   2.053479           2.022484        3,967,965
MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
(Class E))
 01/01/2006 to 12/31/2006........   2.909847           3.211992        1,575,063
 01/01/2007 to 12/31/2007........   3.211992           3.300077        1,322,383
 01/01/2008 to 12/31/2008........   3.300077           1.986910        1,215,193
 01/01/2009 to 12/31/2009........   1.986910           2.387223        1,021,048
 01/01/2010 to 12/31/2010........   2.387223           2.696996          919,043
 01/01/2011 to 12/31/2011........   2.696996           2.495825          906,982
 01/01/2012 to 12/31/2012........   2.495825           2.848880          873,773
 01/01/2013 to 04/26/2013........   2.848880           3.139099                0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010........   1.313151           1.526629        3,444,895
 01/01/2011 to 12/31/2011........   1.526629           1.403341        2,947,057
 01/01/2012 to 12/31/2012........   1.403341           1.514449        2,729,907

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2013 to 12/31/2013........     1.514449         2.079295        2,302,417
 01/01/2014 to 12/31/2014........     2.079295         2.074291        2,212,868
 01/01/2015 to 12/31/2015........     2.074291         1.945632        2,058,803
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
 01/01/2006 to 12/31/2006........     1.758487         1.937436        2,742,360
 01/01/2007 to 12/31/2007........     1.937436         2.068418        2,794,431
 01/01/2008 to 12/31/2008........     2.068418         0.910364        3,198,705
 01/01/2009 to 12/31/2009........     0.910364         1.200530        3,495,348
 01/01/2010 to 04/30/2010........     1.200530         1.299979                0
MSCI EAFE(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.251881         1.550980       10,374,851
 01/01/2007 to 12/31/2007........     1.550980         1.692742       10,904,460
 01/01/2008 to 12/31/2008........     1.692742         0.966221       11,913,657
 01/01/2009 to 12/31/2009........     0.966221         1.224149       12,026,884
 01/01/2010 to 12/31/2010........     1.224149         1.304612       11,781,624
 01/01/2011 to 12/31/2011........     1.304612         1.125462       10,784,562
 01/01/2012 to 12/31/2012........     1.125462         1.311735       10,299,695
 01/01/2013 to 12/31/2013........     1.311735         1.574230        9,793,319
 01/01/2014 to 12/31/2014........     1.574230         1.457233        9,356,549
 01/01/2015 to 12/31/2015........     1.457233         1.420712        8,595,142
Neuberger Berman Genesis Sub-account (Class B)
 01/01/2006 to 12/31/2006........     1.872688         2.153590        4,265,916
 01/01/2007 to 12/31/2007........     2.153590         2.048187        4,357,648
 01/01/2008 to 12/31/2008........     2.048187         1.242823        4,134,957
 01/01/2009 to 12/31/2009........     1.242823         1.384911        4,298,051
 01/01/2010 to 12/31/2010........     1.384911         1.659607        3,991,633
 01/01/2011 to 12/31/2011........     1.659607         1.729288        3,458,824
 01/01/2012 to 12/31/2012........     1.729288         1.874252        2,913,779
 01/01/2013 to 12/31/2013........     1.874252         2.557836        3,879,162
 01/01/2014 to 12/31/2014........     2.557836         2.518472        3,683,239
 01/01/2015 to 12/31/2015........     2.518472         2.496637        3,175,450
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account
(Class B))
 01/01/2006 to 12/31/2006........     1.454880         1.647714        3,509,898
 01/01/2007 to 12/31/2007........     1.647714         1.583033        4,606,938
 01/01/2008 to 12/31/2008........     1.583033         0.964552        4,493,691
 01/01/2009 to 12/31/2009........     0.964552         1.302750        4,384,075
 01/01/2010 to 12/31/2010........     1.302750         1.580673        3,904,797
 01/01/2011 to 12/31/2011........     1.580673         1.478714        3,462,764
 01/01/2012 to 12/31/2012........     1.478714         1.537436        3,246,151
 01/01/2013 to 04/26/2013........     1.537436         1.667799                0
Neuberger Berman Genesis Sub-account (Class E)
 01/01/2006 to 12/31/2006........     1.878142         2.163555       15,695,178
 01/01/2007 to 12/31/2007........     2.163555         2.060108       13,310,200
 01/01/2008 to 12/31/2008........     2.060108         1.251164       11,254,485
 01/01/2009 to 12/31/2009........     1.251164         1.395279       10,519,987
 01/01/2010 to 12/31/2010........     1.395279         1.673556        9,153,087
 01/01/2011 to 12/31/2011........     1.673556         1.744679        8,117,201
 01/01/2012 to 12/31/2012........     1.744679         1.893490        7,817,628
 01/01/2013 to 12/31/2013........     1.893490         2.587536        7,800,433
 01/01/2014 to 12/31/2014........     2.587536         2.550518        6,640,745
 01/01/2015 to 12/31/2015........     2.550518         2.529617        5,802,360
Oppenheimer Global Equity Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    17.049221        19.591226          263,366

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2007 to 12/31/2007........    19.591226        20.558001          316,449
 01/01/2008 to 12/31/2008........    20.558001        12.067810          328,343
 01/01/2009 to 12/31/2009........    12.067810        16.661401          368,412
 01/01/2010 to 12/31/2010........    16.661401        19.075224          371,598
 01/01/2011 to 12/31/2011........    19.075224        17.255289          362,215
 01/01/2012 to 12/31/2012........    17.255289        20.648122          341,586
 01/01/2013 to 12/31/2013........    20.648122        25.920515          340,331
 01/01/2014 to 12/31/2014........    25.920515        26.146919          320,039
 01/01/2015 to 12/31/2015........    26.146919        26.838370          298,482
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
 04/28/2008 to 12/31/2008........     9.998630         6.576079           16,265
 01/01/2009 to 12/31/2009........     6.576079         8.612912           39,641
 01/01/2010 to 12/31/2010........     8.612912         9.157401           46,058
 01/01/2011 to 12/31/2011........     9.157401         8.420132           53,243
 01/01/2012 to 12/31/2012........     8.420132        10.162159           75,523
 01/01/2013 to 04/26/2013........    10.162159        10.808590                0
PanAgora Global Diversified Risk Sub-Account (Class B)
 04/28/2014 to 12/31/2014........     0.999829         1.036661           14,262
 01/01/2015 to 12/31/2015........     1.036661         0.967711           56,550
PIMCO Inflation Protection Bond Sub-Account
 05/01/2006 to 12/31/2006........    11.045105        11.164159           66,101
 01/01/2007 to 12/31/2007........    11.164159        12.215182          182,408
 01/01/2008 to 12/31/2008........    12.215182        11.231981        1,054,294
 01/01/2009 to 12/31/2009........    11.231981        13.094502        1,613,884
 01/01/2010 to 12/31/2010........    13.094502        13.935515        1,771,802
 01/01/2011 to 12/31/2011........    13.935515        15.296151        1,760,309
 01/01/2012 to 12/31/2012........    15.296151        16.484512        1,848,457
 01/01/2013 to 12/31/2013........    16.484512        14.769772        1,485,438
 01/01/2014 to 12/31/2014........    14.769772        15.008299        1,320,000
 01/01/2015 to 12/31/2015........    15.008299        14.360910        1,126,888
PIMCO Total Return Sub-Account
 01/01/2006 to 12/31/2006........     1.228169         1.267751       55,367,514
 01/01/2007 to 12/31/2007........     1.267751         1.346621       57,456,286
 01/01/2008 to 12/31/2008........     1.346621         1.335298       53,339,495
 01/01/2009 to 12/31/2009........     1.335298         1.556458       55,937,260
 01/01/2010 to 12/31/2010........     1.556458         1.662717       57,401,705
 01/01/2011 to 12/31/2011........     1.662717         1.694164       52,839,717
 01/01/2012 to 12/31/2012........     1.694164         1.828115       51,382,652
 01/01/2013 to 12/31/2013........     1.828115         1.770825       48,927,205
 01/01/2014 to 12/31/2014........     1.770825         1.822135       43,336,034
 01/01/2015 to 12/31/2015........     1.822135         1.799591       37,142,975
Pyramis(Reg. TM) Government Income Sub-Account
 04/30/2012 to 12/31/2012........    10.788862        10.966708           51,144
 01/01/2013 to 12/31/2013........    10.966708        10.340997           44,189
 01/01/2014 to 12/31/2014........    10.340997        10.984254           61,046
 01/01/2015 to 12/31/2015........    10.984254        10.894459          155,952
Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
 04/29/2013 to 12/31/2013........    10.216514        10.764512           20,266
 01/01/2014 to 12/31/2014........    10.764512        11.549398           52,662
 01/01/2015 to 12/31/2015........    11.549398        11.263203           90,242
Russell 2000(Reg. TM) Index Sub-Account
 01/01/2006 to 12/31/2006........     1.603443         1.861978        7,837,846
 01/01/2007 to 12/31/2007........     1.861978         1.807382        7,611,161

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2008 to 12/31/2008........     1.807382         1.183877        7,487,946
 01/01/2009 to 12/31/2009........     1.183877         1.469189        7,665,060
 01/01/2010 to 12/31/2010........     1.469189         1.836584        7,228,201
 01/01/2011 to 12/31/2011........     1.836584         1.736057        6,591,657
 01/01/2012 to 12/31/2012........     1.736057         1.989571        6,370,694
 01/01/2013 to 12/31/2013........     1.989571         2.715088        6,031,023
 01/01/2014 to 12/31/2014........     2.715088         2.809569        5,409,910
 01/01/2015 to 12/31/2015........     2.809569         2.650039        4,962,526
Schroders Global Multi-Asset Sub-Account
 04/30/2012 to 12/31/2012........     1.010771         1.069250          276,497
 01/01/2013 to 12/31/2013........     1.069250         1.162736          663,254
 01/01/2014 to 12/31/2014........     1.162736         1.237159        1,040,104
 01/01/2015 to 12/31/2015........     1.237159         1.211051          926,716
SSGA Growth and Income ETF Sub-Account (Class B) (previously SSgA Growth and Income
ETF Sub-Account (Class B))
 05/01/2006 to 12/31/2006........    10.522679        11.181857           16,259
 01/01/2007 to 12/31/2007........    11.181857        11.638374           36,637
 01/01/2008 to 12/31/2008........    11.638374         8.613162          122,202
 01/01/2009 to 12/31/2009........     8.613162        10.623115          876,197
 01/01/2010 to 12/31/2010........    10.623115        11.775196        1,504,561
 01/01/2011 to 12/31/2011........    11.775196        11.752610        1,860,574
 01/01/2012 to 12/31/2012........    11.752610        13.096697        1,945,650
 01/01/2013 to 12/31/2013........    13.096697        14.606564        1,885,481
 01/01/2014 to 12/31/2014........    14.606564        15.263484        1,672,877
 01/01/2015 to 12/31/2015........    15.263484        14.777952        1,585,126
SSGA Growth ETF Sub-Account (Class B) (previously SSgA Growth ETF Sub-Account
(Class B))
 05/01/2006 to 12/31/2006........    10.713720        11.437139           34,142
 01/01/2007 to 12/31/2007........    11.437139        11.928919           59,977
 01/01/2008 to 12/31/2008........    11.928919         7.896564          103,666
 01/01/2009 to 12/31/2009........     7.896564        10.067760          345,329
 01/01/2010 to 12/31/2010........    10.067760        11.350024          579,655
 01/01/2011 to 12/31/2011........    11.350024        10.970664          962,208
 01/01/2012 to 12/31/2012........    10.970664        12.462261        1,068,387
 01/01/2013 to 12/31/2013........    12.462261        14.531710        1,189,057
 01/01/2014 to 12/31/2014........    14.531710        15.123140        1,230,358
 01/01/2015 to 12/31/2015........    15.123140        14.590120        1,205,537
T. Rowe Price Large Cap Growth Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     1.282478         1.429754        6,945,697
 01/01/2007 to 12/31/2007........     1.429754         1.541110        8,339,019
 01/01/2008 to 12/31/2008........     1.541110         0.882672        8,941,806
 01/01/2009 to 12/31/2009........     0.882672         1.246862        9,760,521
 01/01/2010 to 12/31/2010........     1.246862         1.437558        9,024,125
 01/01/2011 to 12/31/2011........     1.437558         1.400780        7,722,539
 01/01/2012 to 12/31/2012........     1.400780         1.641614        6,823,178
 01/01/2013 to 12/31/2013........     1.641614         2.249750        8,322,592
 01/01/2014 to 12/31/2014........     2.249750         2.417897        7,835,606
 01/01/2015 to 12/31/2015........     2.417897         2.638888        7,371,301
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
 01/01/2006 to 12/31/2006........     0.478666         0.498010        5,891,296
 01/01/2007 to 12/31/2007........     0.498010         0.646824        6,439,657
 01/01/2008 to 12/31/2008........     0.646824         0.354822        6,324,933
 01/01/2009 to 12/31/2009........     0.354822         0.557073        8,303,869
 01/01/2010 to 12/31/2010........     0.557073         0.702494        8,305,602
 01/01/2011 to 12/31/2011........     0.702494         0.625134        8,270,961

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........   0.625134         0.692138          7,018,622
 01/01/2013 to 04/26/2013........   0.692138         0.724129                  0
T. Rowe Price Mid Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   0.810287         0.849577         20,689,731
 01/01/2007 to 12/31/2007........   0.849577         0.986943         22,527,544
 01/01/2008 to 12/31/2008........   0.986943         0.587233         23,879,613
 01/01/2009 to 12/31/2009........   0.587233         0.843649         24,810,574
 01/01/2010 to 12/31/2010........   0.843649         1.063824         23,199,523
 01/01/2011 to 12/31/2011........   1.063824         1.033326         21,516,918
 01/01/2012 to 12/31/2012........   1.033326         1.160049         19,970,913
 01/01/2013 to 12/31/2013........   1.160049         1.564703         17,503,794
 01/01/2014 to 12/31/2014........   1.564703         1.742667         15,544,264
 01/01/2015 to 12/31/2015........   1.742667         1.835872         13,839,663
T. Rowe Price Small Cap Growth Sub-Account
 01/01/2006 to 12/31/2006........   1.460425         1.494666          1,539,292
 01/01/2007 to 12/31/2007........   1.494666         1.616706          2,069,225
 01/01/2008 to 12/31/2008........   1.616706         1.016726          2,681,339
 01/01/2009 to 12/31/2009........   1.016726         1.392028          3,189,399
 01/01/2010 to 12/31/2010........   1.392028         1.851269          3,479,713
 01/01/2011 to 12/31/2011........   1.851269         1.854778          3,757,472
 01/01/2012 to 12/31/2012........   1.854778         2.123011          3,752,380
 01/01/2013 to 12/31/2013........   2.123011         3.022761          3,386,368
 01/01/2014 to 12/31/2014........   3.022761         3.183622          3,212,413
 01/01/2015 to 12/31/2015........   3.183622         3.221537          2,975,560
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   2.034295         2.106035          6,894,191
 01/01/2007 to 12/31/2007........   2.106035         2.156764          9,339,891
 01/01/2008 to 12/31/2008........   2.156764         1.805664          8,481,623
 01/01/2009 to 12/31/2009........   1.805664         2.351962          7,655,067
 01/01/2010 to 12/31/2010........   2.351962         2.612056          7,185,660
 01/01/2011 to 12/31/2011........   2.612056         2.730217          6,509,638
 01/01/2012 to 12/31/2012........   2.730217         3.000612          5,483,580
 01/01/2013 to 12/31/2013........   3.000612         2.987841          5,277,347
 01/01/2014 to 12/31/2014........   2.987841         3.106791          4,933,727
 01/01/2015 to 12/31/2015........   3.106791         3.006815          4,502,518
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........   2.054618         2.127675          9,554,380
 01/01/2007 to 12/31/2007........   2.127675         2.182804          9,028,855
 01/01/2008 to 12/31/2008........   2.182804         1.829815          6,919,792
 01/01/2009 to 12/31/2009........   1.829815         2.384927          5,878,824
 01/01/2010 to 12/31/2010........   2.384927         2.652627          5,158,771
 01/01/2011 to 12/31/2011........   2.652627         2.774990          4,527,718
 01/01/2012 to 12/31/2012........   2.774990         3.049932          4,468,621
 01/01/2013 to 12/31/2013........   3.049932         3.040209          4,243,568
 01/01/2014 to 12/31/2014........   3.040209         3.164536          3,662,913
 01/01/2015 to 12/31/2015........   3.164536         3.065988          3,235,027
Western Asset Management U.S. Government Sub-Account (Class B)
 01/01/2006 to 12/31/2006........   1.605346         1.647525         11,261,412
 01/01/2007 to 12/31/2007........   1.647525         1.692572         11,740,506
 01/01/2008 to 12/31/2008........   1.692572         1.662594         10,725,573
 01/01/2009 to 12/31/2009........   1.662594         1.708936         11,031,453
 01/01/2010 to 12/31/2010........   1.708936         1.780406         10,660,862
 01/01/2011 to 12/31/2011........   1.780406         1.850934          8,975,048

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2012 to 12/31/2012........     1.850934         1.883528        7,569,591
 01/01/2013 to 12/31/2013........     1.883528         1.843291        7,277,813
 01/01/2014 to 12/31/2014........     1.843291         1.866814        7,201,412
 01/01/2015 to 12/31/2015........     1.866814         1.849284        6,349,237
Western Asset Management U.S. Government Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     1.621457         1.665022       10,367,600
 01/01/2007 to 12/31/2007........     1.665022         1.712175        9,246,950
 01/01/2008 to 12/31/2008........     1.712175         1.683611        7,437,793
 01/01/2009 to 12/31/2009........     1.683611         1.732292        6,429,406
 01/01/2010 to 12/31/2010........     1.732292         1.807791        5,723,276
 01/01/2011 to 12/31/2011........     1.807791         1.879693        5,490,461
 01/01/2012 to 12/31/2012........     1.879693         1.914644        5,384,430
 01/01/2013 to 12/31/2013........     1.914644         1.876688        4,501,230
 01/01/2014 to 12/31/2014........     1.876688         1.900892        3,921,503
 01/01/2015 to 12/31/2015........     1.900892         1.884749        3,359,496
WMC Balanced Sub-Account (Class B)
 01/01/2006 to 12/31/2006........    39.798130        43.332145           37,777
 01/01/2007 to 12/31/2007........    43.332145        45.194447           59,725
 01/01/2008 to 12/31/2008........    45.194447        33.489217           66,776
 01/01/2009 to 12/31/2009........    33.489217        38.695979           69,920
 01/01/2010 to 12/31/2010........    38.695979        41.774994           64,613
 01/01/2011 to 12/31/2011........    41.774994        42.737813           67,326
 01/01/2012 to 12/31/2012........    42.737813        47.314335           62,727
 01/01/2013 to 12/31/2013........    47.314335        56.201236           58,967
 01/01/2014 to 12/31/2014........    56.201236        61.209001           51,655
 01/01/2015 to 12/31/2015........    61.209001        61.835738           48,155
WMC Core Equity Opportunities Sub-Account (Class B)
 01/01/2006 to 12/31/2006........     3.391833         3.829521       10,492,849
 01/01/2007 to 12/31/2007........     3.829521         3.945957       12,875,243
 01/01/2008 to 12/31/2008........     3.945957         2.356788       15,140,648
 01/01/2009 to 12/31/2009........     2.356788         3.064189       17,646,038
 01/01/2010 to 12/31/2010........     3.064189         3.380542       17,035,982
 01/01/2011 to 12/31/2011........     3.380542         3.196107       15,787,753
 01/01/2012 to 12/31/2012........     3.196107         3.554421       14,020,582
 01/01/2013 to 12/31/2013........     3.554421         4.681249       12,321,419
 01/01/2014 to 12/31/2014........     4.681249         5.101752       10,754,828
 01/01/2015 to 12/31/2015........     5.101752         5.146280        9,225,465
WMC Core Equity Opportunities Sub-Account (Class E)
 01/01/2006 to 12/31/2006........     3.426735         3.871807       12,629,968
 01/01/2007 to 12/31/2007........     3.871807         3.992908       10,948,412
 01/01/2008 to 12/31/2008........     3.992908         2.387277        9,640,224
 01/01/2009 to 12/31/2009........     2.387277         3.107999        8,546,405
 01/01/2010 to 12/31/2010........     3.107999         3.432112        7,728,299
 01/01/2011 to 12/31/2011........     3.432112         3.247910        7,270,084
 01/01/2012 to 12/31/2012........     3.247910         3.614740        7,202,630
 01/01/2013 to 12/31/2013........     3.614740         4.766752        6,358,061
 01/01/2014 to 12/31/2014........     4.766752         5.199312        5,175,668
 01/01/2015 to 12/31/2015........     5.199312         5.251105        4,543,819
WMC Large Cap Research Sub-Account (Class B)
 04/30/2007 to 12/31/2007........     8.094761         8.172470          481,421
 01/01/2008 to 12/31/2008........     8.172470         5.059671          498,037
 01/01/2009 to 12/31/2009........     5.059671         5.956039          599,816
 01/01/2010 to 12/31/2010........     5.956039         6.614679          612,257

                                             AMERICAN FORERUNNER - 1.25
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........     6.614679         6.549353        685,594
 01/01/2012 to 12/31/2012........     6.549353         7.335075        670,294
 01/01/2013 to 12/31/2013........     7.335075         9.727387        582,564
 01/01/2014 to 12/31/2014........     9.727387        10.903925        602,193
 01/01/2015 to 12/31/2015........    10.903925        11.252413        459,255
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Sub-Account)
 01/01/2006 to 12/31/2006........     6.920075         7.779782        504,484
 01/01/2007 to 04/27/2007........     7.779782         8.162884              0





                                             AMERICAN FORERUNNER - 1.5
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006........    14.692602        15.412255          206,337
 01/01/2007 to 12/31/2007........    15.412255        15.686896          874,300
 01/01/2008 to 12/31/2008........    15.686896        14.008133        1,018,827
 01/01/2009 to 12/31/2009........    14.008133        15.539138        1,255,918
 01/01/2010 to 12/31/2010........    15.539138        16.294330        1,273,489
 01/01/2011 to 12/31/2011........    16.294330        17.032138        1,183,274
 01/01/2012 to 12/31/2012........    17.032138        17.678788        1,131,418
 01/01/2013 to 12/31/2013........    17.678788        17.039693        1,041,358
 01/01/2014 to 12/31/2014........    17.039693        17.671987          894,475
 01/01/2015 to 12/31/2015........    17.671987        17.456623          777,406
American Funds Global Small Capitalization Sub-Account
 01/01/2006 to 12/31/2006........     2.394218         2.926019       12,290,858
 01/01/2007 to 12/31/2007........     2.926019         3.499836       13,271,602
 01/01/2008 to 12/31/2008........     3.499836         1.602339       14,771,356
 01/01/2009 to 12/31/2009........     1.602339         2.546052       15,166,394
 01/01/2010 to 12/31/2010........     2.546052         3.070363       14,013,563
 01/01/2011 to 12/31/2011........     3.070363         2.445651       13,252,229
 01/01/2012 to 12/31/2012........     2.445651         2.846979       12,370,960
 01/01/2013 to 12/31/2013........     2.846979         3.597721       11,196,607
 01/01/2014 to 12/31/2014........     3.597721         3.619386       10,067,368
 01/01/2015 to 12/31/2015........     3.619386         3.574970        9,240,689
American Funds Growth Sub-Account
 01/01/2006 to 12/31/2006........    14.349601        15.580943        7,344,549
 01/01/2007 to 12/31/2007........    15.580943        17.242941        7,406,684
 01/01/2008 to 12/31/2008........    17.242941         9.516563        7,930,190
 01/01/2009 to 12/31/2009........     9.516563        13.069714        8,155,226
 01/01/2010 to 12/31/2010........    13.069714        15.280475        7,612,313
 01/01/2011 to 12/31/2011........    15.280475        14.409611        6,869,478
 01/01/2012 to 12/31/2012........    14.409611        16.733476        6,381,239
 01/01/2013 to 12/31/2013........    16.733476        21.446603        5,625,532
 01/01/2014 to 12/31/2014........    21.446603        22.925031        4,890,896
 01/01/2015 to 12/31/2015........    22.925031        24.132532        4,270,724
American Funds Growth-Income Sub-Account
 01/01/2006 to 12/31/2006........     9.979509        11.326003        7,204,668
 01/01/2007 to 12/31/2007........    11.326003        11.719080        7,191,793
 01/01/2008 to 12/31/2008........    11.719080         7.174678        7,297,775
 01/01/2009 to 12/31/2009........     7.174678         9.275941        7,220,617
 01/01/2010 to 12/31/2010........     9.275941        10.182078        6,781,486

                                             AMERICAN FORERUNNER - 1.5
                                  ------------------------------------------------
                                      AUV AT
                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                  -------------- ------------------ --------------
 01/01/2011 to 12/31/2011........    10.182078         9.847231       6,074,240
 01/01/2012 to 12/31/2012........     9.847231        11.395661       5,601,622
 01/01/2013 to 12/31/2013........    11.395661        14.986816       4,983,702
 01/01/2014 to 12/31/2014........    14.986816        16.333752       4,323,305
 01/01/2015 to 12/31/2015........    16.333752        16.324637       3,777,843


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account
     --------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-------------------------------------------------------------------------------
the most recent Contract Anniversary, and the amount of Contract Value that was
-------------------------------------------------------------------------------
transferred from the Fixed Account in the previous Contract Year (amounts
-------------------------------------------------------------------------
transferred under a DCA program are not included), except with our consent.
---------------------------------------------------------------------------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2015, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                    AMERICAN FUNDS
                                               AMERICAN FUNDS        GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    BOND            CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        31,237,272   $       100,294,582   $       307,490,857   $       189,038,618
   Due from New England Life
     Insurance Company....................                   --                    --                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           31,237,272           100,294,582           307,490,857           189,038,618
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                  159                   169                   243                   229
   Due to New England Life
     Insurance Company....................                    9                     2                     9                     1
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                  168                   171                   252                   230
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        31,237,104   $       100,294,411   $       307,490,605   $       189,038,388
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        31,237,104   $        99,968,293   $       306,896,549   $       188,567,167
   Net assets from contracts in payout....                   --               326,118               594,056               471,221
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        31,237,104   $       100,294,411   $       307,490,605   $       189,038,388
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                       MIST
                                                MIST AB           ALLIANZ GLOBAL         MIST AMERICAN       MIST AMERICAN
                                            GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED       FUNDS GROWTH
                                              ALLOCATION         MULTI-ASSET PLUS         ALLOCATION          ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,442,875  $            313,874  $       159,128,614  $       318,621,143
   Due from New England Life
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            4,442,875               313,874          159,128,614          318,621,143
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   75                    45                   64                   80
   Due to New England Life
     Insurance Company..................                    2                    --                    3                    4
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   77                    45                   67                   84
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         4,442,798  $            313,829  $       159,128,547  $       318,621,059
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,442,798  $            313,829  $       159,128,547  $       318,621,059
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         4,442,798  $            313,829  $       159,128,547  $       318,621,059
                                          ===================  ====================  ===================  ===================


                                             MIST AMERICAN                              MIST BLACKROCK
                                            FUNDS MODERATE        MIST AQR GLOBAL       GLOBAL TACTICAL      MIST CLARION
                                              ALLOCATION           RISK BALANCED          STRATEGIES      GLOBAL REAL ESTATE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       122,658,043  $          8,014,085  $         7,948,850  $        55,937,558
   Due from New England Life
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          122,658,043             8,014,085            7,948,850           55,937,558
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                    87                  101                  126
   Due to New England Life
     Insurance Company..................                    4                    --                    3                    6
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   90                    87                  104                  132
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       122,657,953  $          8,013,998  $         7,948,746  $        55,937,426
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       122,657,953  $          8,013,998  $         7,948,746  $        55,937,426
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       122,657,953  $          8,013,998  $         7,948,746  $        55,937,426
                                          ===================  ====================  ===================  ===================


                                                                     MIST HARRIS
                                            MIST CLEARBRIDGE           OAKMARK
                                            AGGRESSIVE GROWTH       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         75,223,941  $       105,245,755
   Due from New England Life
     Insurance Company..................                    --                    4
                                          --------------------  -------------------
        Total Assets....................            75,223,941          105,245,759
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   342                  224
   Due to New England Life
     Insurance Company..................                     8                   --
                                          --------------------  -------------------
        Total Liabilities...............                   350                  224
                                          --------------------  -------------------

NET ASSETS..............................  $         75,223,591  $       105,245,535
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,938,142  $       104,863,108
   Net assets from contracts in payout..               285,449              382,427
                                          --------------------  -------------------
        Total Net Assets................  $         75,223,591  $       105,245,535
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              MIST INVESCO                                                    MIST JPMORGAN
                                              BALANCED-RISK        MIST INVESCO          MIST INVESCO         GLOBAL ACTIVE
                                               ALLOCATION          MID CAP VALUE       SMALL CAP GROWTH        ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,365,731  $        53,128,265  $         9,509,519  $          5,120,718
   Due from New England Life Insurance
   Company..............................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             4,365,731           53,128,266            9,509,519             5,120,718
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    94                  207                  189                   112
   Due to New England Life Insurance
   Company..............................                     3                   --                   --                     3
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    97                  207                  189                   115
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          4,365,634  $        53,128,059  $         9,509,330  $          5,120,603
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,365,634  $        52,617,171  $         9,493,257  $          5,120,603
   Net assets from contracts in payout..                    --              510,888               16,073                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          4,365,634  $        53,128,059  $         9,509,330  $          5,120,603
                                          ====================  ===================  ===================  ====================

                                                                                       MIST MET/FRANKLIN
                                           MIST LOOMIS SAYLES    MIST LORD ABBETT        LOW DURATION         MIST METLIFE
                                             GLOBAL MARKETS       BOND DEBENTURE         TOTAL RETURN     ASSET ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          7,123,189  $        63,989,206  $         9,666,907  $         24,955,682
   Due from New England Life Insurance
   Company..............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             7,123,189           63,989,206            9,666,907            24,955,682
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   144                  198                  160                   169
   Due to New England Life Insurance
   Company..............................                     2                    6                    5                     3
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   146                  204                  165                   172
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          7,123,043  $        63,989,002  $         9,666,742  $         24,955,510
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,046,351  $        63,842,570  $         9,663,142  $         24,955,510
   Net assets from contracts in payout..                76,692              146,432                3,600                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          7,123,043  $        63,989,002  $         9,666,742  $         24,955,510
                                          ====================  ===================  ===================  ====================

                                                                       MIST
                                              MIST METLIFE      METLIFE MULTI-INDEX
                                              BALANCED PLUS        TARGETED RISK
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,270,710  $         5,127,767
   Due from New England Life Insurance
   Company..............................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................           18,270,710            5,127,767
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   54                   62
   Due to New England Life Insurance
   Company..............................                    5                    3
                                          -------------------  --------------------
       Total Liabilities................                   59                   65
                                          -------------------  --------------------

NET ASSETS..............................  $        18,270,651  $         5,127,702
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,270,651  $         5,127,702
   Net assets from contracts in payout..                   --                   --
                                          -------------------  --------------------
       Total Net Assets.................  $        18,270,651  $         5,127,702
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                        MIST                                     MIST
                                             MIST MFS RESEARCH     MORGAN STANLEY     MIST OPPENHEIMER      PANAGORA GLOBAL
                                               INTERNATIONAL       MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       50,561,278  $        13,063,496  $        23,400,413  $          284,132
   Due from New England Life Insurance
   Company................................                   3                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          50,561,281           13,063,496           23,400,413             284,132
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 155                  176                  146                  21
   Due to New England Life Insurance
   Company................................                  --                    1                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 155                  177                  146                  21
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       50,561,126  $        13,063,319  $        23,400,267  $          284,111
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       50,482,358  $        13,052,791  $        23,398,838  $          284,111
   Net assets from contracts in payout....              78,768               10,528                1,429                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       50,561,126  $        13,063,319  $        23,400,267  $          284,111
                                            ==================  ===================  ===================  ==================

                                                MIST PIMCO
                                                 INFLATION           MIST PIMCO         MIST PYRAMIS         MIST PYRAMIS
                                              PROTECTED BOND        TOTAL RETURN      GOVERNMENT INCOME      MANAGED RISK
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        45,457,630  $      190,048,713  $         3,339,222  $         2,335,518
   Due from New England Life Insurance
   Company................................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           45,457,630         190,048,713            3,339,222            2,335,518
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  150                 233                   70                   36
   Due to New England Life Insurance
   Company................................                    6                   7                    6                    2
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  156                 240                   76                   38
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        45,457,474  $      190,048,473  $         3,339,146  $         2,335,480
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,425,015  $      189,672,164  $         3,339,146  $         2,335,480
   Net assets from contracts in payout....               32,459             376,309                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        45,457,474  $      190,048,473  $         3,339,146  $         2,335,480
                                            ===================  ==================  ===================  ===================


                                              MIST SCHRODERS      MIST SSGA GROWTH
                                            GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        3,196,310  $        61,256,113
   Due from New England Life Insurance
   Company................................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           3,196,310           61,256,113
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  83                   88
   Due to New England Life Insurance
   Company................................                   3                    3
                                            ------------------  -------------------
       Total Liabilities..................                  86                   91
                                            ------------------  -------------------

NET ASSETS................................  $        3,196,224  $        61,256,022
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        3,196,224  $        61,256,022
   Net assets from contracts in payout....                  --                   --
                                            ------------------  -------------------
       Total Net Assets...................  $        3,196,224  $        61,256,022
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                 MIST SSGA       MIST T. ROWE PRICE        MIST WMC       MSF BAILLIE GIFFORD
                                                GROWTH ETF         MID CAP GROWTH     LARGE CAP RESEARCH  INTERNATIONAL STOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        46,182,867  $       80,078,277  $        14,815,973  $        38,235,731
   Due from New England Life
     Insurance Company....................                   --                  --                   --                    3
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           46,182,867          80,078,277           14,815,973           38,235,734
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  140                 210                  212                  355
   Due to New England Life
     Insurance Company....................                    1                   7                    7                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  141                 217                  219                  355
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        46,182,726  $       80,078,060  $        14,815,754  $        38,235,379
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        46,141,293  $       79,876,332  $        14,785,293  $        38,005,786
   Net assets from contracts in payout....               41,433             201,728               30,461              229,593
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        46,182,726  $       80,078,060  $        14,815,754  $        38,235,379
                                            ===================  ==================  ===================  ===================

                                                MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                            AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............   $       50,066,996   $        84,177,384   $        68,080,864  $        35,428,197
   Due from New England Life
     Insurance Company....................                   --                    --                    --                   --
                                            --------------------  -------------------  --------------------  -------------------
       Total Assets.......................           50,066,996            84,177,384            68,080,864           35,428,197
                                            --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  254                   270                   413                  295
   Due to New England Life
     Insurance Company....................                    8                     7                     8                   --
                                            --------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                  262                   277                   421                  295
                                            --------------------  -------------------  --------------------  -------------------

NET ASSETS................................   $       50,066,734   $        84,177,107   $        68,080,443  $        35,427,902
                                            ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       49,803,028   $        83,022,662   $        66,605,330  $        35,139,032
   Net assets from contracts in payout....              263,706             1,154,445             1,475,113              288,870
                                            --------------------  -------------------  --------------------  -------------------
       Total Net Assets...................   $       50,066,734   $        84,177,107   $        68,080,443  $        35,427,902
                                            ====================  ===================  ====================  ===================

                                               MSF BLACKROCK        MSF FRONTIER
                                               MONEY MARKET        MID CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       38,765,313  $        11,299,710
   Due from New England Life
     Insurance Company....................                  12                   --
                                            ------------------  -------------------
       Total Assets.......................          38,765,325           11,299,710
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 217                  177
   Due to New England Life
     Insurance Company....................                  --                    4
                                            ------------------  -------------------
       Total Liabilities..................                 217                  181
                                            ------------------  -------------------

NET ASSETS................................  $       38,765,108  $        11,299,529
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       38,272,079  $        11,299,529
   Net assets from contracts in payout....             493,029                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       38,765,108  $        11,299,529
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                             MSF JENNISON        MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                                GROWTH            SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        20,605,359  $         74,763,180  $        22,790,983  $         94,425,816
   Due from New England Life
     Insurance Company..................                   --                     1                    3                     4
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           20,605,359            74,763,181           22,790,986            94,425,820
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  385                   374                  173                   259
   Due to New England Life
     Insurance Company..................                   11                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  396                   374                  173                   259
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        20,604,963  $         74,762,807  $        22,790,813  $         94,425,561
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,503,315  $         73,672,892  $        22,706,843  $         93,443,857
   Net assets from contracts in payout..              101,648             1,089,915               83,970               981,704
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        20,604,963  $         74,762,807  $        22,790,813  $         94,425,561
                                          ===================  ====================  ===================  ====================

                                               MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40  ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         60,016,988  $       123,735,080   $       450,175,725  $        628,500,771
   Due from New England Life
     Insurance Company..................                    --                   --                    --                     1
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................            60,016,988          123,735,080           450,175,725           628,500,772
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    52                   64                    45                    62
   Due to New England Life
     Insurance Company..................                     8                    7                     6                    --
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    60                   71                    51                    62
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         60,016,928  $       123,735,009   $       450,175,674  $        628,500,710
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         60,016,928  $       123,735,009   $       450,175,674  $        628,500,710
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         60,016,928  $       123,735,009   $       450,175,674  $        628,500,710
                                          ====================  ====================  ===================  ====================

                                              MSF METLIFE           MSF METLIFE
                                          MID CAP STOCK INDEX       STOCK INDEX
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        40,115,603  $         66,987,506
   Due from New England Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           40,115,603            66,987,506
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  218                   218
   Due to New England Life
     Insurance Company..................                    2                     3
                                          -------------------  --------------------
       Total Liabilities................                  220                   221
                                          -------------------  --------------------

NET ASSETS..............................  $        40,115,383  $         66,987,285
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        39,950,170  $         66,700,067
   Net assets from contracts in payout..              165,213               287,218
                                          -------------------  --------------------
       Total Net Assets.................  $        40,115,383  $         66,987,285
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                               MSF MFS TOTAL                              MSF MSCI           MSF NEUBERGER
                                                  RETURN            MSF MFS VALUE        EAFE INDEX         BERMAN GENESIS
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       42,148,159  $        81,601,264  $        36,558,557  $       81,246,571
   Due from New England Life
     Insurance Company....................                  --                    4                    2                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          42,148,159           81,601,268           36,558,559          81,246,571
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 306                  400                  245                 303
   Due to New England Life Insurance
   Company................................                   4                   --                   --                   2
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 310                  400                  245                 305
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       42,147,849  $        81,600,868  $        36,558,314  $       81,246,266
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       41,629,475  $        79,982,479  $        36,368,130  $       80,786,181
   Net assets from contracts in payout....             518,374            1,618,389              190,184             460,085
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       42,147,849  $        81,600,868  $        36,558,314  $       81,246,266
                                            ==================  ===================  ===================  ==================

                                                                                                            MSF WESTERN ASSET
                                             MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                   INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                            -------------------  ------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        36,091,912  $       67,939,770  $        27,325,667   $        78,624,979
   Due from New England Life
     Insurance Company....................                   --                  --                    2                    --
                                            -------------------  ------------------  -------------------  --------------------
       Total Assets.......................           36,091,912          67,939,770           27,325,669            78,624,979
                                            -------------------  ------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  222                 122                  116                   383
   Due to New England Life Insurance
   Company................................                    2                   1                   --                    12
                                            -------------------  ------------------  -------------------  --------------------
       Total Liabilities..................                  224                 123                  116                   395
                                            -------------------  ------------------  -------------------  --------------------

NET ASSETS................................  $        36,091,688  $       67,939,647  $        27,325,553   $        78,624,584
                                            ===================  ==================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        35,645,983  $       67,609,445  $        27,307,758   $        77,836,736
   Net assets from contracts in payout....              445,705             330,202               17,795               787,848
                                            -------------------  ------------------  -------------------  --------------------
       Total Net Assets...................  $        36,091,688  $       67,939,647  $        27,325,553   $        78,624,584
                                            ===================  ==================  ===================  ====================

                                              MSF WESTERN ASSET
                                                 MANAGEMENT             MSF WMC
                                               U.S. GOVERNMENT         BALANCED
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        54,627,275  $         8,194,863
   Due from New England Life
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           54,627,275            8,194,863
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  378                  178
   Due to New England Life Insurance
   Company................................                   13                    7
                                            -------------------  -------------------
       Total Liabilities..................                  391                  185
                                            -------------------  -------------------

NET ASSETS................................  $        54,626,884  $         8,194,678
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        53,757,853  $         8,194,678
   Net assets from contracts in payout....              869,031                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        54,626,884  $         8,194,678
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                                                                        MSF
                                                                                                                     WMC CORE
                                                                                                               EQUITY OPPORTUNITIES
                                                                                                                    SUBACCOUNT
                                                                                                               --------------------
ASSETS:
   Investments at fair value.................................................................................   $       237,055,913
   Due from New England Life Insurance Company...............................................................                    --
                                                                                                               --------------------
       Total Assets..........................................................................................           237,055,913
                                                                                                               --------------------
LIABILITIES:
   Accrued fees..............................................................................................                   259
   Due to New England Life Insurance Company.................................................................                     9
                                                                                                               --------------------
       Total Liabilities.....................................................................................                   268
                                                                                                               --------------------

NET ASSETS...................................................................................................   $       237,055,645
                                                                                                               ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $       234,554,990
   Net assets from contracts in payout.......................................................................             2,500,655
                                                                                                               --------------------
       Total Net Assets......................................................................................   $       237,055,645
                                                                                                               ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                    AMERICAN FUNDS
                                               AMERICAN FUNDS        GLOBAL SMALL         AMERICAN FUNDS       AMERICAN FUNDS
                                                    BOND            CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           546,578  $                --  $         1,894,738  $         2,576,606
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              527,291            1,728,214            4,998,621            3,134,367
      Administrative charges...............                  624                3,737               11,781                9,248
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              527,915            1,731,951            5,010,402            3,143,615
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               18,663          (1,731,951)          (3,115,664)            (567,009)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,185            8,664,969           68,119,225           29,797,904
      Realized gains (losses) on sale
        of investments.....................             (53,194)            3,878,100           16,839,372            9,313,867
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              632,991           12,543,069           84,958,597           39,111,771
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,058,255)         (10,977,651)         (64,250,259)         (38,191,659)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (425,264)            1,565,418           20,708,338              920,112
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (406,601)  $         (166,533)  $        17,592,674  $           353,103
                                             ===================  ===================  ===================  ===================

                                                                     MIST ALLIANZ
                                                                   GLOBAL INVESTORS        MIST AMERICAN        MIST AMERICAN
                                               MIST AB GLOBAL           DYNAMIC           FUNDS BALANCED        FUNDS GROWTH
                                             DYNAMIC ALLOCATION    MULTI-ASSET PLUS         ALLOCATION           ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           139,337  $             3,204  $         2,399,045  $         4,375,217
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               57,350                3,154            2,166,834            4,202,427
      Administrative charges...............                   --                   --                  870                   79
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               57,350                3,154            2,167,704            4,202,506
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               81,987                   50              231,341              172,711
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              148,485                  621            9,027,987           21,463,927
      Realized gains (losses) on sale
        of investments.....................               79,708                  315            3,900,985            5,146,786
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              228,193                  936           12,928,972           26,610,713
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (334,200)             (12,216)         (16,308,122)         (32,957,382)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (106,007)             (11,280)          (3,379,150)          (6,346,669)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (24,020)  $          (11,230)  $       (3,147,809)  $       (6,173,958)
                                             ===================  ===================  ===================  ===================


                                                 MIST AMERICAN
                                                FUNDS MODERATE       MIST AQR GLOBAL
                                                  ALLOCATION          RISK BALANCED
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,977,558  $            608,629
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,647,001               135,869
      Administrative charges...............                  492                    --
                                             -------------------  --------------------
        Total expenses.....................            1,647,493               135,869
                                             -------------------  --------------------
          Net investment income (loss).....              330,065               472,760
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,820,027             1,090,159
      Realized gains (losses) on sale
        of investments.....................            2,134,656             (607,939)
                                             -------------------  --------------------
          Net realized gains (losses)......            7,954,683               482,220
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (10,693,591)           (2,018,324)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,738,908)           (1,536,104)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,408,843)  $        (1,063,344)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                MIST BLACKROCK                                                    MIST HARRIS
                                                GLOBAL TACTICAL       MIST CLARION        MIST CLEARBRIDGE          OAKMARK
                                                  STRATEGIES       GLOBAL REAL ESTATE     AGGRESSIVE GROWTH      INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            130,695  $         2,323,194  $           208,469  $          3,535,498
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               108,693              780,653            1,072,101             1,480,214
      Administrative charges...............                    --                1,326                6,010                 5,613
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               108,693              781,979            1,078,111             1,485,827
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                22,002            1,541,215            (869,642)             2,049,671
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               339,656                   --                   --            10,935,304
      Realized gains (losses) on sale
        of investments.....................                52,137            (342,001)            3,711,628               688,447
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               391,793            (342,001)            3,711,628            11,623,751
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (535,214)          (2,721,548)          (6,832,589)          (19,651,940)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (143,421)          (3,063,549)          (3,120,961)           (8,028,189)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (121,419)  $       (1,522,334)  $       (3,990,603)  $        (5,978,518)
                                             ====================  ===================  ===================  ====================

                                                 MIST INVESCO                                                    MIST JPMORGAN
                                                 BALANCED-RISK        MIST INVESCO          MIST INVESCO         GLOBAL ACTIVE
                                                  ALLOCATION          MID CAP VALUE       SMALL CAP GROWTH        ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            139,981  $           281,956  $                --  $            131,280
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                65,043              775,503              144,124                59,989
      Administrative charges...............                    --                2,946                  173                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                65,043              778,449              144,297                59,989
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                74,938            (496,493)            (144,297)                71,291
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               359,142            2,974,184            2,841,540               227,553
      Realized gains (losses) on sale
        of investments.....................              (30,327)            1,263,775              328,211                58,698
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               328,815            4,237,959            3,169,751               286,251
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (646,953)          (9,599,436)          (3,238,580)             (376,489)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (318,138)          (5,361,477)             (68,829)              (90,238)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (243,200)  $       (5,857,970)  $         (213,126)  $           (18,947)
                                             ====================  ===================  ===================  ====================


                                              MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                GLOBAL MARKETS       BOND DEBENTURE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           118,239  $         3,903,896
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               99,693              921,288
      Administrative charges...............                  298                2,613
                                             -------------------  -------------------
        Total expenses.....................               99,991              923,901
                                             -------------------  -------------------
           Net investment income (loss)....               18,248            2,979,995
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            2,889,541
      Realized gains (losses) on sale
        of investments.....................              124,384              361,392
                                             -------------------  -------------------
           Net realized gains (losses).....              124,384            3,250,933
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (143,612)          (8,365,264)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (19,228)          (5,114,331)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (980)  $       (2,134,336)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                              MIST MET/FRANKLIN      MIST METLIFE                                  MIST
                                                LOW DURATION             ASSET            MIST METLIFE      METLIFE MULTI-INDEX
                                                TOTAL RETURN        ALLOCATION 100        BALANCED PLUS        TARGETED RISK
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           322,591  $           347,598  $           462,721  $            47,235
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              135,532              340,807              276,906               51,704
      Administrative charges...............                   76                  347                   --                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              135,608              341,154              276,906               51,704
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              186,983                6,444              185,815              (4,469)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            2,024,805            1,302,474              104,659
      Realized gains (losses) on sale
        of investments.....................             (52,233)              750,823            (116,758)                7,186
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             (52,233)            2,775,628            1,185,716              111,845
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (330,593)          (3,520,942)          (2,506,073)            (266,683)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (382,826)            (745,314)          (1,320,357)            (154,838)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (195,843)  $         (738,870)  $       (1,134,542)  $         (159,307)
                                             ===================  ===================  ===================  ===================

                                                                          MIST                                      MIST
                                               MIST MFS RESEARCH     MORGAN STANLEY      MIST OPPENHEIMER      PANAGORA GLOBAL
                                                 INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,508,550  $                --  $           238,019  $               501
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              702,599              182,197              300,562                2,044
      Administrative charges...............                1,491                  959                  376                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              704,090              183,156              300,938                2,044
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              804,460            (183,156)             (62,919)              (1,543)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --              558,521                  650
      Realized gains (losses) on sale
        of investments.....................              230,139              735,240            1,057,653              (4,225)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              230,139              735,240            1,616,174              (3,575)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,246,403)          (1,398,165)            (806,849)             (16,531)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,016,264)            (662,925)              809,325             (20,106)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,211,804)  $         (846,081)  $           746,406  $          (21,649)
                                             ===================  ===================  ===================  ===================

                                                  MIST PIMCO
                                                   INFLATION           MIST PIMCO
                                                PROTECTED BOND        TOTAL RETURN
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,488,752  $        10,948,873
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              650,188            2,636,227
      Administrative charges...............                1,123                7,450
                                             -------------------  -------------------
        Total expenses.....................              651,311            2,643,677
                                             -------------------  -------------------
          Net investment income (loss).....            1,837,441            8,305,196
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            2,510,570
      Realized gains (losses) on sale
        of investments.....................          (1,190,596)              (9,996)
                                             -------------------  -------------------
          Net realized gains (losses)......          (1,190,596)            2,500,574
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,751,299)         (13,143,177)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,941,895)         (10,642,603)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,104,454)  $       (2,337,407)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                              GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           46,341  $            13,176  $            32,567  $        1,495,943
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              32,578               23,800               42,761             808,381
      Administrative charges...............                  --                   --                   --                 222
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................              32,578               23,800               42,761             808,603
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              13,763             (10,624)             (10,194)             687,340
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --               66,330               97,702           3,647,006
      Realized gains (losses) on sale
        of investments.....................               7,775                4,077               69,460             724,749
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......               7,775               70,407              167,162           4,371,755
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (60,460)            (132,345)            (230,155)         (6,962,952)
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (52,685)             (61,938)             (62,993)         (2,591,197)
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (38,922)  $          (72,562)  $          (73,187)  $      (1,903,857)
                                             ==================  ===================  ===================  ==================

                                                  MIST SSGA       MIST T. ROWE PRICE       MIST WMC        MSF BAILLIE GIFFORD
                                                 GROWTH ETF         MID CAP GROWTH    LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,043,182  $                --  $           118,302  $          645,554
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             632,416            1,075,141              197,333             533,601
      Administrative charges...............                 381                5,442                  566               6,688
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             632,797            1,080,583              197,899             540,289
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             410,385          (1,080,583)             (79,597)             105,265
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           2,849,166           13,538,150            1,189,719                  --
      Realized gains (losses) on sale
        of investments.....................             494,947            3,709,672            1,207,675           (131,886)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           3,344,113           17,247,822            2,397,394           (131,886)
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,483,734)         (11,560,908)          (1,766,800)         (1,084,111)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (2,139,621)            5,686,914              630,594         (1,215,997)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (1,729,236)  $         4,606,331  $           550,997  $      (1,110,732)
                                             ==================  ===================  ===================  ===================

                                                 MSF BARCLAYS         MSF BLACKROCK
                                             AGGREGATE BOND INDEX      BOND INCOME
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         1,462,599   $        3,304,084
                                             --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              685,188            1,148,577
      Administrative charges...............                2,060               13,512
                                             --------------------  ------------------
        Total expenses.....................              687,248            1,162,089
                                             --------------------  ------------------
          Net investment income (loss).....              775,351            2,141,995
                                             --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,020,761
      Realized gains (losses) on sale
        of investments.....................              109,353              (2,666)
                                             --------------------  ------------------
          Net realized gains (losses)......              109,353            1,018,095
                                             --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,502,832)          (3,903,946)
                                             --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,393,479)          (2,885,851)
                                             --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (618,128)   $        (743,856)
                                             ====================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK        MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE       MONEY MARKET        MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $           633,397  $               110  $                --
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              931,511               506,592              541,375              164,899
      Administrative charges...............               35,549                   659                3,747                  184
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              967,060               507,251              545,122              165,083
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (967,060)               126,146            (545,012)            (165,083)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,532,622             3,247,967                   --            1,730,112
      Realized gains (losses) on sale
        of investments.....................            4,767,204             (527,185)                   --            1,015,895
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           17,299,826             2,720,782                   --            2,746,007
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,761,544)           (5,598,054)                   --          (2,312,058)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,538,282           (2,877,272)                   --              433,949
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,571,222   $       (2,751,126)  $         (545,012)  $           268,866
                                             ====================  ===================  ===================  ===================

                                                MSF JENNISON       MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                                   GROWTH           SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            12,954  $            39,548  $                --  $         1,104,298
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              266,849            1,068,711              320,555            1,389,121
      Administrative charges...............                1,882               25,075                1,152               17,100
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              268,731            1,093,786              321,707            1,406,221
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (255,777)          (1,054,238)            (321,707)            (301,923)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,138,099           10,860,216            3,556,127           13,782,152
      Realized gains (losses) on sale
        of investments.....................              976,824            2,755,717            1,324,087            2,619,801
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,114,923           13,615,933            4,880,214           16,401,953
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,989,505)         (14,507,991)          (4,315,404)         (27,536,544)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,125,418            (892,058)              564,810         (11,134,591)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,869,641  $       (1,946,296)  $           243,103  $      (11,436,514)
                                             ===================  ===================  ===================  ===================

                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,367,206   $           385,281
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              843,557             1,781,971
      Administrative charges...............                  987                 1,896
                                             --------------------  --------------------
        Total expenses.....................              844,544             1,783,867
                                             --------------------  --------------------
          Net investment income (loss).....              522,662           (1,398,586)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,053,645             7,738,637
      Realized gains (losses) on sale
        of investments.....................              158,352             2,858,637
                                             --------------------  --------------------
          Net realized gains (losses)......            2,211,997            10,597,274
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,957,188)          (12,101,483)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,745,191)           (1,504,209)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,222,529)   $       (2,902,795)
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,657,451   $         2,279,923   $           419,059   $         1,081,805
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            6,382,639             8,776,110               563,966               892,617
      Administrative charges...............                3,437                 2,966                 1,864                 3,773
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................            6,386,076             8,779,076               565,830               896,390
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....          (3,728,625)           (6,499,153)             (146,771)               185,415
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           31,962,216            31,098,145             2,879,262             3,051,002
      Realized gains (losses) on sale
        of investments.....................           14,341,007            17,448,182             2,084,566             3,947,637
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......           46,303,223            48,546,327             4,963,828             6,998,639
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (53,490,688)          (60,612,384)           (6,336,532)           (7,342,218)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (7,187,465)          (12,066,057)           (1,372,704)             (343,579)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (10,916,090)   $      (18,565,210)   $       (1,519,475)   $         (158,164)
                                             ====================  ====================  ====================  ===================

                                                MSF MFS TOTAL                               MSF MSCI           MSF NEUBERGER
                                                   RETURN            MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,115,440  $         2,239,998  $         1,228,637  $           215,790
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              599,838            1,122,744              504,100            1,139,805
      Administrative charges...............               12,610               15,500                1,335                6,644
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              612,448            1,138,244              505,435            1,146,449
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              502,992            1,101,754              723,202            (930,659)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           13,813,465                   --                   --
      Realized gains (losses) on sale
        of investments.....................            1,496,004            1,319,424              401,329            2,919,977
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,496,004           15,132,889              401,329            2,919,977
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,695,422)         (17,466,392)          (1,952,449)          (2,378,113)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,199,418)          (2,333,503)          (1,551,120)              541,864
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (696,426)  $       (1,231,749)  $         (827,918)  $         (388,795)
                                             ===================  ===================  ===================  ===================

                                              MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                    INDEX          LARGE CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           400,137  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              512,831              891,993
      Administrative charges...............                2,094                2,683
                                             -------------------  -------------------
        Total expenses.....................              514,925              894,676
                                             -------------------  -------------------
          Net investment income (loss).....            (114,788)            (894,676)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,370,200           12,168,184
      Realized gains (losses) on sale
        of investments.....................            2,141,032            3,864,202
                                             -------------------  -------------------
          Net realized gains (losses)......            4,511,232           16,032,386
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,511,647)          (9,017,967)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,000,415)            7,014,419
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,115,203)  $         6,119,743
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                    MSF WESTERN ASSET    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC      MANAGEMENT             MSF WMC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES     U.S. GOVERNMENT         BALANCED
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,276,337  $        1,264,326  $           144,116
                                             -------------------  --------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              367,327             1,112,791             761,212              112,027
      Administrative charges...............                  750                10,179               5,981                  118
                                             -------------------  --------------------  ------------------  -------------------
        Total expenses.....................              368,077             1,122,970             767,193              112,145
                                             -------------------  --------------------  ------------------  -------------------
          Net investment income (loss).....            (368,077)             3,153,367             497,133               31,971
                                             -------------------  --------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,614,134                    --                  --            1,419,129
      Realized gains (losses) on sale of
        investments........................            1,383,422               765,142            (43,160)              240,863
                                             -------------------  --------------------  ------------------  -------------------
          Net realized gains (losses)......            3,997,556               765,142            (43,160)            1,659,992
                                             -------------------  --------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,224,589)           (6,536,183)           (958,103)          (1,596,271)
                                             -------------------  --------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              772,967           (5,771,041)         (1,001,263)               63,721
                                             -------------------  --------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           404,890   $       (2,617,674)  $        (504,130)  $            95,692
                                             ===================  ====================  ==================  ===================

                                                    MSF WMC
                                                  CORE EQUITY
                                                 OPPORTUNITIES
                                                  SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,113,140
                                             -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            3,246,711
      Administrative charges...............               43,623
                                             -------------------
        Total expenses.....................            3,290,334
                                             -------------------
          Net investment income (loss).....              822,806
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           88,581,710
      Realized gains (losses) on sale of
        investments........................            6,395,001
                                             -------------------
          Net realized gains (losses)......           94,976,711
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................         (93,540,736)
                                             -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,435,975
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,258,781
                                             ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014




                                               AMERICAN FUNDS                    AMERICAN FUNDS
                                                    BOND                   GLOBAL SMALL CAPITALIZATION
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2015              2014             2015            2014
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        18,663  $       126,828  $   (1,731,951)  $   (1,783,903)
   Net realized gains (losses)......          632,991          (7,287)       12,543,069        4,903,913
   Change in unrealized gains
     (losses) on investments........      (1,058,255)        1,266,248     (10,977,651)      (2,145,053)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (406,601)        1,385,789        (166,533)          974,957
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          243,238          415,862        1,216,322        1,455,589
   Net transfers (including
     fixed account).................        (384,586)          591,504      (2,126,016)      (3,631,032)
   Contract charges.................        (224,183)        (212,647)        (592,755)        (603,306)
   Transfers for contract benefits
     and terminations...............      (4,067,079)      (5,498,295)     (13,712,354)     (15,858,857)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,432,610)      (4,703,576)     (15,214,803)     (18,637,606)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,839,211)      (3,317,787)     (15,381,336)     (17,662,649)
NET ASSETS:
   Beginning of year................       36,076,315       39,394,102      115,675,747      133,338,396
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    31,237,104  $    36,076,315  $   100,294,411  $   115,675,747
                                      ===============  ===============  ===============  ===============



                                               AMERICAN FUNDS                     AMERICAN FUNDS
                                                   GROWTH                          GROWTH-INCOME
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015              2014             2015             2014
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (3,115,664)  $   (2,791,432)  $     (567,009)   $     (696,556)
   Net realized gains (losses)......        84,958,597       42,544,365       39,111,771        25,635,485
   Change in unrealized gains
     (losses) on investments........      (64,250,259)     (16,205,800)     (38,191,659)       (5,478,640)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        17,592,674       23,547,133          353,103        19,460,289
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         3,516,619        2,870,057        2,050,439         2,054,408
   Net transfers (including
     fixed account).................      (12,288,852)     (16,069,500)      (3,607,450)      (10,112,969)
   Contract charges.................       (1,671,408)      (1,675,648)        (962,020)         (997,474)
   Transfers for contract benefits
     and terminations...............      (42,480,004)     (48,846,485)     (26,746,680)      (31,089,651)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (52,923,645)     (63,721,576)     (29,265,711)      (40,145,686)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (35,330,971)     (40,174,443)     (28,912,608)      (20,685,397)
NET ASSETS:
   Beginning of year................       342,821,576      382,996,019      217,950,996       238,636,393
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $    307,490,605  $   342,821,576  $   189,038,388   $   217,950,996
                                      ================  ===============  ===============   ===============

                                                                                        MIST
                                                                                   ALLIANZ GLOBAL
                                                   MIST AB                        INVESTORS DYNAMIC
                                          GLOBAL DYNAMIC ALLOCATION               MULTI-ASSET PLUS
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015             2014              2015           2014 (a)
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        81,987   $        23,684  $            50   $         (336)
   Net realized gains (losses)......          228,193           143,313              936             6,961
   Change in unrealized gains
     (losses) on investments........        (334,200)            65,882         (12,216)             2,584
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (24,020)           232,879         (11,230)             9,209
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           14,911             9,429               --                --
   Net transfers (including
     fixed account).................        1,070,170           472,139          252,618            91,496
   Contract charges.................         (33,599)          (26,628)          (3,391)             (394)
   Transfers for contract benefits
     and terminations...............        (823,489)         (398,613)         (22,219)           (2,260)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          227,993            56,327          227,008            88,842
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............          203,973           289,206          215,778            98,051
NET ASSETS:
   Beginning of year................        4,238,825         3,949,619           98,051                --
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $     4,442,798   $     4,238,825  $       313,829   $        98,051
                                      ===============   ===============  ===============   ===============



                                              MIST AMERICAN FUNDS
                                              BALANCED ALLOCATION
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2015              2014
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        231,341  $          (25)
   Net realized gains (losses)......        12,928,972       21,342,859
   Change in unrealized gains
     (losses) on investments........      (16,308,122)     (12,956,828)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (3,147,809)        8,386,006
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,855,601        1,819,598
   Net transfers (including
     fixed account).................       (3,539,098)          937,646
   Contract charges.................       (1,625,019)      (1,553,319)
   Transfers for contract benefits
     and terminations...............      (15,266,296)     (11,356,958)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (17,574,812)     (10,153,033)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (20,722,621)      (1,767,027)
NET ASSETS:
   Beginning of year................       179,851,168      181,618,195
                                      ----------------  ---------------
   End of year......................  $    159,128,547  $   179,851,168
                                      ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                             MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION                 MODERATE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015              2014            2015              2014
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        172,711  $     (737,059)  $       330,065  $        298,574
   Net realized gains (losses)......        26,610,713       57,568,242        7,954,683        14,448,553
   Change in unrealized gains
     (losses) on investments........      (32,957,382)     (40,167,949)     (10,693,591)       (8,237,284)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (6,173,958)       16,663,234      (2,408,843)         6,509,843
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         5,120,947        3,903,321        1,145,804         2,654,812
   Net transfers (including
     fixed account).................         2,524,835        6,579,792      (1,778,350)         (905,995)
   Contract charges.................       (3,396,951)      (2,855,005)      (1,166,593)       (1,142,025)
   Transfers for contract benefits
     and terminations...............      (18,283,058)     (15,374,550)     (12,309,156)       (8,933,359)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (14,034,227)      (7,746,442)     (14,108,295)       (8,326,567)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (20,208,185)        8,916,792     (16,517,138)       (1,816,724)
NET ASSETS:
   Beginning of year................       338,829,244      329,912,452      139,175,091       140,991,815
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $    318,621,059  $   338,829,244  $   122,657,953  $    139,175,091
                                      ================  ===============  ===============  ================

                                               MIST AQR GLOBAL                MIST BLACKROCK GLOBAL
                                                RISK BALANCED                  TACTICAL STRATEGIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2015            2014              2015             2014
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       472,760  $     (148,055)  $        22,002  $       (20,040)
   Net realized gains (losses)......          482,220          (7,731)          391,793           525,507
   Change in unrealized gains
     (losses) on investments........      (2,018,324)          332,352        (535,214)         (135,271)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,063,344)          176,566        (121,419)           370,196
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           20,019           49,167           17,665            20,303
   Net transfers (including
     fixed account).................      (2,075,006)        2,785,243          913,867         1,354,872
   Contract charges.................        (109,926)         (96,474)         (64,463)          (56,256)
   Transfers for contract benefits
     and terminations...............      (1,362,932)      (1,484,753)      (1,336,506)       (1,171,163)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,527,845)        1,253,183        (469,437)           147,756
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (4,591,189)        1,429,749        (590,856)           517,952
NET ASSETS:
   Beginning of year................       12,605,187       11,175,438        8,539,602         8,021,650
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     8,013,998  $    12,605,187  $     7,948,746  $      8,539,602
                                      ===============  ===============  ===============  ================

                                                MIST CLARION                     MIST CLEARBRIDGE
                                             GLOBAL REAL ESTATE                  AGGRESSIVE GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015             2014              2015             2014
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,541,215  $        221,757  $     (869,642)  $      (853,160)
   Net realized gains (losses)......        (342,001)         (740,222)        3,711,628         4,284,807
   Change in unrealized gains
     (losses) on investments........      (2,721,548)         8,277,488      (6,832,589)         8,191,774
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,522,334)         7,759,023      (3,990,603)        11,623,421
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          670,576           470,989          920,495         1,024,331
   Net transfers (including
     fixed account).................        (747,811)         (278,851)        1,647,642        50,564,060
   Contract charges.................        (321,356)         (332,278)        (534,671)         (380,707)
   Transfers for contract benefits
     and terminations...............      (8,467,007)       (8,960,745)      (9,792,324)       (9,815,711)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,865,598)       (9,100,885)      (7,758,858)        41,391,973
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (10,387,932)       (1,341,862)     (11,749,461)        53,015,394
NET ASSETS:
   Beginning of year................       66,325,358        67,667,220       86,973,052        33,957,658
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $    55,937,426  $     66,325,358  $    75,223,591  $     86,973,052
                                      ===============  ================  ===============  ================

                                                 MIST HARRIS
                                            OAKMARK INTERNATIONAL
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2015             2014
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,049,671   $     1,531,158
   Net realized gains (losses)......       11,623,751        15,623,147
   Change in unrealized gains
     (losses) on investments........     (19,651,940)      (26,119,495)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (5,978,518)       (8,965,190)
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,429,827         1,139,128
   Net transfers (including
     fixed account).................        3,749,985         2,974,958
   Contract charges.................        (623,869)         (608,829)
   Transfers for contract benefits
     and terminations...............     (12,345,971)      (16,021,079)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (7,790,028)      (12,515,822)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............     (13,768,546)      (21,481,012)
NET ASSETS:
   Beginning of year................      119,014,081       140,495,093
                                      ---------------   ---------------
   End of year......................  $   105,245,535   $   119,014,081
                                      ===============   ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                MIST INVESCO                      MIST INVESCO
                                                BALANCED-RISK                     MID CAP VALUE
                                            ALLOCATION SUBACCOUNT                  SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2015              2014             2015            2014
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        74,938  $      (70,820)  $     (496,493)  $     (553,995)
   Net realized gains (losses)......          328,815          274,817        4,237,959       14,469,832
   Change in unrealized gains
     (losses) on investments........        (646,953)           11,489      (9,599,436)      (8,500,170)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (243,200)          215,486      (5,857,970)        5,415,667
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           21,746           27,429          764,818          799,271
   Net transfers (including
     fixed account).................        (688,306)          886,609          836,050      (2,771,976)
   Contract charges.................         (47,966)         (48,662)        (296,545)        (308,510)
   Transfers for contract benefits
     and terminations...............        (548,479)        (668,912)      (8,189,730)      (9,908,530)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,263,005)          196,464      (6,885,407)     (12,189,745)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,506,205)          411,950     (12,743,377)      (6,774,078)
NET ASSETS:
   Beginning of year................        5,871,839        5,459,889       65,871,436       72,645,514
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,365,634  $     5,871,839  $    53,128,059  $    65,871,436
                                      ===============  ===============  ===============  ===============


                                                MIST INVESCO                       MIST JPMORGAN
                                              SMALL CAP GROWTH               GLOBAL ACTIVE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015              2014             2015             2014
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (144,297)  $     (154,522)  $        71,291   $       (7,353)
   Net realized gains (losses)......         3,169,751        2,214,510          286,251           213,260
   Change in unrealized gains
     (losses) on investments........       (3,238,580)      (1,360,551)        (376,489)            28,728
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (213,126)          699,437         (18,947)           234,635
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           181,004           72,713           17,638            15,673
   Net transfers (including
     fixed account).................         (732,148)        (488,617)          972,719           774,287
   Contract charges.................          (56,167)         (55,864)         (35,612)          (31,737)
   Transfers for contract benefits
     and terminations...............       (1,385,233)      (1,309,455)        (345,997)         (437,849)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,992,544)      (1,781,223)          608,748           320,374
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (2,205,670)      (1,081,786)          589,801           555,009
NET ASSETS:
   Beginning of year................        11,715,000       12,796,786        4,530,802         3,975,793
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      9,509,330  $    11,715,000  $     5,120,603   $     4,530,802
                                      ================  ===============  ===============   ===============

                                                    MIST
                                                LOOMIS SAYLES                     MIST LORD ABBETT
                                               GLOBAL MARKETS                      BOND DEBENTURE
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015             2014              2015             2014
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        18,248   $        67,427  $     2,979,995   $     3,610,803
   Net realized gains (losses)......          124,384           215,338        3,250,933         3,232,050
   Change in unrealized gains
     (losses) on investments........        (143,612)         (110,575)      (8,365,264)       (3,914,084)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (980)           172,190      (2,134,336)         2,928,769
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           20,275            26,333          491,567           703,041
   Net transfers (including
     fixed account).................         (20,269)         (255,989)        (526,827)         1,170,947
   Contract charges.................         (46,947)          (43,757)        (337,029)         (363,016)
   Transfers for contract benefits
     and terminations...............        (633,583)         (895,038)      (9,966,048)      (12,392,983)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (680,524)       (1,168,451)     (10,338,337)      (10,882,011)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (681,504)         (996,261)     (12,472,673)       (7,953,242)
NET ASSETS:
   Beginning of year................        7,804,547         8,800,808       76,461,675        84,414,917
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $     7,123,043   $     7,804,547  $    63,989,002   $    76,461,675
                                      ===============   ===============  ===============   ===============


                                               MIST MET/FRANKLIN
                                           LOW DURATION TOTAL RETURN
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2015              2014
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        186,983  $        96,000
   Net realized gains (losses)......          (52,233)         (41,432)
   Change in unrealized gains
     (losses) on investments........         (330,593)        (102,685)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (195,843)         (48,117)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           174,374          181,393
   Net transfers (including
     fixed account).................           760,714           80,539
   Contract charges.................          (89,541)         (76,318)
   Transfers for contract benefits
     and terminations...............       (1,023,807)        (859,203)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (178,260)        (673,589)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (374,103)        (721,706)
NET ASSETS:
   Beginning of year................        10,040,845       10,762,551
                                      ----------------  ---------------
   End of year......................  $      9,666,742  $    10,040,845
                                      ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                  MIST METLIFE                       MIST METLIFE
                                              ASSET ALLOCATION 100                   BALANCED PLUS
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2015              2014            2015              2014
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $          6,444  $     (164,471)  $       185,815  $         47,336
   Net realized gains (losses)........         2,775,628        1,784,871        1,185,716         1,467,088
   Change in unrealized gains
     (losses) on investments..........       (3,520,942)        (445,054)      (2,506,073)         (198,777)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (738,870)        1,175,346      (1,134,542)         1,315,647
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           221,625          419,842          152,263           274,407
   Net transfers (including
     fixed account)...................           435,977      (1,175,078)           88,399         6,195,683
   Contract charges...................         (130,382)        (136,071)        (177,844)         (116,515)
   Transfers for contract benefits
     and terminations.................       (3,175,257)      (4,331,878)      (1,429,404)       (2,079,615)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,648,037)      (5,223,185)      (1,366,586)         4,273,960
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................       (3,386,907)      (4,047,839)      (2,501,128)         5,589,607
NET ASSETS:
   Beginning of year..................        28,342,417       32,390,256       20,771,779        15,182,172
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     24,955,510  $    28,342,417  $    18,270,651  $     20,771,779
                                        ================  ===============  ===============  ================

                                                  MIST METLIFE
                                                   MULTI-INDEX                         MIST MFS
                                                  TARGETED RISK                 RESEARCH INTERNATIONAL
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                              2015            2014              2015              2014
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (4,469)  $      (22,110)  $        804,460  $       623,047
   Net realized gains (losses)........          111,845           14,925           230,139          410,789
   Change in unrealized gains
     (losses) on investments..........        (266,683)          144,830       (2,246,403)      (6,167,153)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (159,307)          137,645       (1,211,804)      (5,133,317)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            5,904            7,459           660,343          839,151
   Net transfers (including
     fixed account)...................        2,619,673        2,249,442           111,333          983,809
   Contract charges...................         (36,541)          (9,002)         (324,557)        (327,162)
   Transfers for contract benefits
     and terminations.................        (157,119)        (109,884)       (6,024,485)      (7,288,427)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        2,431,917        2,138,015       (5,577,366)      (5,792,629)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        2,272,610        2,275,660       (6,789,170)     (10,925,946)
NET ASSETS:
   Beginning of year..................        2,855,092          579,432        57,350,296       68,276,242
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     5,127,702  $     2,855,092  $     50,561,126  $    57,350,296
                                        ===============  ===============  ================  ===============


                                                MIST MORGAN STANLEY                 MIST OPPENHEIMER
                                                  MID CAP GROWTH                      GLOBAL EQUITY
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2015              2014             2015              2014
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (183,156)  $     (209,163)  $       (62,919)  $      (88,322)
   Net realized gains (losses)........           735,240        1,038,026         1,616,174        1,959,033
   Change in unrealized gains
     (losses) on investments..........       (1,398,165)        (884,220)         (806,849)      (1,634,076)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (846,081)         (55,357)           746,406          236,635
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           132,683          192,145           220,273          269,639
   Net transfers (including
     fixed account)...................          (59,737)          114,663           142,469           17,388
   Contract charges...................          (70,793)         (74,631)         (163,091)        (148,520)
   Transfers for contract benefits
     and terminations.................       (1,495,927)      (2,125,914)       (2,745,307)      (3,096,465)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,493,774)      (1,893,737)       (2,545,656)      (2,957,958)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (2,339,855)      (1,949,094)       (1,799,250)      (2,721,323)
NET ASSETS:
   Beginning of year..................        15,403,174       17,352,268        25,199,517       27,920,840
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     13,063,319  $    15,403,174  $     23,400,267  $    25,199,517
                                        ================  ===============  ================  ===============

                                                   MIST PANAGORA
                                                      GLOBAL
                                                 DIVERSIFIED RISK
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2015            2014 (a)
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (1,543)  $          (66)
   Net realized gains (losses)........           (3,575)              287
   Change in unrealized gains
     (losses) on investments..........          (16,531)             (58)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (21,649)              163
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --
   Net transfers (including
     fixed account)...................           296,701           14,694
   Contract charges...................           (1,129)             (71)
   Transfers for contract benefits
     and terminations.................           (4,597)              (1)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           290,975           14,622
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................           269,326           14,785
NET ASSETS:
   Beginning of year..................            14,785               --
                                        ----------------  ---------------
   End of year........................  $        284,111  $        14,785
                                        ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                 MIST PIMCO                      MIST PIMCO
                                          INFLATION PROTECTED BOND              TOTAL RETURN
                                                 SUBACCOUNT                      SUBACCOUNT
                                       ------------------------------  ------------------------------
                                            2015            2014            2015            2014
                                       --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    1,837,441  $      149,771  $    8,305,196  $    2,594,313
   Net realized gains (losses).......     (1,190,596)     (1,105,636)       2,500,574         729,132
   Change in unrealized gains
     (losses) on investments.........     (2,751,299)       2,072,219    (13,143,177)       3,597,973
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............     (2,104,454)       1,116,354     (2,337,407)       6,921,418
                                       --------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         513,753         637,061       2,304,444       2,195,625
   Net transfers (including
     fixed account)..................     (2,139,914)     (2,447,341)     (4,397,102)     (2,449,763)
   Contract charges..................       (357,370)       (354,977)     (1,182,591)     (1,203,444)
   Transfers for contract benefits
     and terminations................     (6,115,446)     (7,760,528)    (27,153,645)    (34,818,183)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (8,098,977)     (9,925,785)    (30,428,894)    (36,275,765)
                                       --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets.................    (10,203,431)     (8,809,431)    (32,766,301)    (29,354,347)
NET ASSETS:
   Beginning of year.................      55,660,905      64,470,336     222,814,774     252,169,121
                                       --------------  --------------  --------------  --------------
   End of year.......................  $   45,457,474  $   55,660,905  $  190,048,473  $  222,814,774
                                       ==============  ==============  ==============  ==============

                                                MIST PYRAMIS                     MIST PYRAMIS
                                              GOVERNMENT INCOME                  MANAGED RISK
                                                 SUBACCOUNT                       SUBACCOUNT
                                       ------------------------------  -------------------------------
                                            2015            2014            2015             2014
                                       --------------  --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       13,763  $       13,544  $     (10,624)   $      (9,134)
   Net realized gains (losses).......           7,775         (8,496)          70,407            8,666
   Change in unrealized gains
     (losses) on investments.........        (60,460)          84,869       (132,345)           49,021
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (38,922)          89,917        (72,562)           48,553
                                       --------------  --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............             840           3,857          28,205            1,500
   Net transfers (including
     fixed account)..................       1,915,605         464,680       1,441,374          599,624
   Contract charges..................        (23,006)        (10,319)        (17,247)          (4,963)
   Transfers for contract benefits
     and terminations................       (324,144)       (156,053)        (59,407)         (72,725)
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       1,569,295         302,165       1,392,925          523,436
                                       --------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets.................       1,530,373         392,082       1,320,363          571,989
NET ASSETS:
   Beginning of year.................       1,808,773       1,416,691       1,015,117          443,128
                                       --------------  --------------  --------------   --------------
   End of year.......................  $    3,339,146  $    1,808,773  $    2,335,480   $    1,015,117
                                       ==============  ==============  ==============   ==============

                                                MIST SCHRODERS                       MIST SSGA
                                              GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                             2015            2014             2015             2014
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (10,194)  $         (986)  $       687,340  $      672,209
   Net realized gains (losses).......          167,162          134,952        4,371,755       5,385,955
   Change in unrealized gains
     (losses) on investments.........        (230,155)           49,882      (6,962,952)     (3,085,800)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         (73,187)          183,848      (1,903,857)       2,972,364
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............            2,000           20,262          903,377         584,111
   Net transfers (including
     fixed account)..................          417,803          859,044        (886,062)       (394,880)
   Contract charges..................         (26,273)         (19,417)        (554,596)       (516,187)
   Transfers for contract benefits
     and terminations................        (592,296)        (219,947)      (4,229,645)     (4,970,368)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (198,766)          639,942      (4,766,926)     (5,297,324)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................        (271,953)          823,790      (6,670,783)     (2,324,960)
NET ASSETS:
   Beginning of year.................        3,468,177        2,644,387       67,926,805      70,251,765
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $     3,196,224  $     3,468,177  $    61,256,022  $   67,926,805
                                       ===============  ===============  ===============  ==============

                                                   MIST SSGA
                                                  GROWTH ETF
                                                  SUBACCOUNT
                                       --------------------------------
                                             2015             2014
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       410,385  $       338,453
   Net realized gains (losses).......        3,344,113        4,451,298
   Change in unrealized gains
     (losses) on investments.........      (5,483,734)      (2,617,396)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............      (1,729,236)        2,172,355
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          791,162          539,338
   Net transfers (including
     fixed account)..................        (332,927)        1,232,925
   Contract charges..................        (453,728)        (370,145)
   Transfers for contract benefits
     and terminations................      (3,559,558)      (3,470,880)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (3,555,051)      (2,068,762)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (5,284,287)          103,593
NET ASSETS:
   Beginning of year.................       51,467,013       51,363,420
                                       ---------------  ---------------
   End of year.......................  $    46,182,726  $    51,467,013
                                       ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                            MIST T. ROWE PRICE                      MIST WMC
                                              MID CAP GROWTH                   LARGE CAP RESEARCH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2015             2014              2015             2014
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,080,583)  $    (1,071,448)  $      (79,597)  $       (77,600)
   Net realized gains (losses).....       17,247,822        12,203,194        2,397,394           863,987
   Change in unrealized gains
     (losses) on investments.......     (11,560,908)       (2,114,092)      (1,766,800)         1,084,811
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,606,331         9,017,654          550,997         1,871,198
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,001,168           944,848          137,177           112,814
   Net transfers (including
     fixed account)................        (976,169)         1,400,506      (1,725,353)         1,649,170
   Contract charges................        (447,864)         (411,758)         (93,846)          (78,862)
   Transfers for contract benefits
     and terminations..............      (9,814,985)      (11,006,259)      (1,693,124)       (2,109,314)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,237,850)       (9,072,663)      (3,375,146)         (426,192)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (5,631,519)          (55,009)      (2,824,149)         1,445,006
NET ASSETS:
   Beginning of year...............       85,709,579        85,764,588       17,639,903        16,194,897
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    80,078,060  $     85,709,579  $    14,815,754  $     17,639,903
                                     ===============  ================  ===============  ================

                                            MSF BAILLIE GIFFORD                   MSF BARCLAYS
                                            INTERNATIONAL STOCK               AGGREGATE BOND INDEX
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       105,265  $          9,531  $       775,351  $        882,983
   Net realized gains (losses).....        (131,886)          (53,307)          109,353           118,395
   Change in unrealized gains
     (losses) on investments.......      (1,084,111)       (2,044,752)      (1,502,832)         1,300,333
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,110,732)       (2,088,528)        (618,128)         2,301,711
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          462,109           453,292          538,500           380,899
   Net transfers (including
     fixed account)................          473,541           672,676        2,412,094         2,969,466
   Contract charges................        (184,645)         (192,951)        (278,546)         (258,519)
   Transfers for contract benefits
     and terminations..............      (5,761,111)       (5,922,150)      (6,884,537)       (8,217,024)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,010,106)       (4,989,133)      (4,212,489)       (5,125,178)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (6,120,838)       (7,077,661)      (4,830,617)       (2,823,467)
NET ASSETS:
   Beginning of year...............       44,356,217        51,433,878       54,897,351        57,720,818
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    38,235,379  $     44,356,217  $    50,066,734  $     54,897,351
                                     ===============  ================  ===============  ================

                                               MSF BLACKROCK                      MSF BLACKROCK
                                                BOND INCOME                   CAPITAL APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2015              2014             2015             2014
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     2,141,995  $     1,940,566  $      (967,060)  $   (1,006,653)
   Net realized gains (losses).....        1,018,095           34,123        17,299,826        6,720,547
   Change in unrealized gains
     (losses) on investments.......      (3,903,946)        3,184,710      (12,761,544)        (516,455)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (743,856)        5,159,399         3,571,222        5,197,439
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,056,286          937,935           541,953          657,782
   Net transfers (including
     fixed account)................        1,191,631        4,821,433         (834,037)      (1,360,603)
   Contract charges................        (399,779)        (369,865)         (210,211)        (206,000)
   Transfers for contract benefits
     and terminations..............     (10,677,341)     (14,211,565)       (9,751,106)     (13,449,626)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,829,203)      (8,822,062)      (10,253,401)     (14,358,447)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (9,573,059)      (3,662,663)       (6,682,179)      (9,161,008)
NET ASSETS:
   Beginning of year...............       93,750,166       97,412,829        74,762,622       83,923,630
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    84,177,107  $    93,750,166  $     68,080,443  $    74,762,622
                                     ===============  ===============  ================  ===============

                                               MSF BLACKROCK
                                              LARGE CAP VALUE
                                                SUBACCOUNT
                                     ---------------------------------
                                           2015             2014
                                     ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       126,146  $       (79,379)
   Net realized gains (losses).....        2,720,782        10,246,993
   Change in unrealized gains
     (losses) on investments.......      (5,598,054)       (6,623,252)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,751,126)         3,544,362
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          269,676           286,045
   Net transfers (including
     fixed account)................        (427,928)           325,350
   Contract charges................        (228,833)         (224,751)
   Transfers for contract benefits
     and terminations..............      (4,547,249)       (5,527,878)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,934,334)       (5,141,234)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (7,685,460)       (1,596,872)
NET ASSETS:
   Beginning of year...............       43,113,362        44,710,234
                                     ---------------  ----------------
   End of year.....................  $    35,427,902  $     43,113,362
                                     ===============  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                              MSF BLACKROCK                      MSF FRONTIER
                                              MONEY MARKET                      MID CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014             2015            2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (545,012)  $     (647,082)  $     (165,083)  $     (181,963)
   Net realized gains (losses).....               --               --        2,746,007        2,452,225
   Change in unrealized gains
     (losses) on investments.......               --               --      (2,312,058)      (1,047,009)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (545,012)        (647,082)          268,866        1,223,253
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,431,333        1,286,880           79,379           70,843
   Net transfers (including
     fixed account)................        7,837,513        3,666,347        (222,791)        (531,022)
   Contract charges................        (264,335)        (311,665)         (81,799)         (81,105)
   Transfers for contract benefits
     and terminations..............     (14,360,122)     (15,347,445)      (1,917,716)      (1,624,027)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions.......      (5,355,611)     (10,705,883)      (2,142,927)      (2,165,311)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,900,623)     (11,352,965)      (1,874,061)        (942,058)
NET ASSETS:
   Beginning of year...............       44,665,731       56,018,696       13,173,590       14,115,648
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    38,765,108  $    44,665,731  $    11,299,529  $    13,173,590
                                     ===============  ===============  ===============  ===============

                                               MSF JENNISON                    MSF LOOMIS SAYLES
                                                  GROWTH                        SMALL CAP CORE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2015             2014             2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (255,777)  $     (261,105)  $   (1,054,238)  $   (1,211,706)
   Net realized gains (losses).....        4,114,923        2,390,920       13,615,933       16,896,378
   Change in unrealized gains
     (losses) on investments.......      (1,989,505)        (615,000)     (14,507,991)     (13,902,592)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,869,641        1,514,815      (1,946,296)        1,782,080
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          151,085          206,399          807,095          915,536
   Net transfers (including
     fixed account)................          587,917        (557,422)      (1,390,969)      (2,119,210)
   Contract charges................        (126,343)        (113,281)        (299,390)        (306,368)
   Transfers for contract benefits
     and terminations..............      (2,567,878)      (2,603,552)     (11,345,713)     (13,197,017)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions.......      (1,955,219)      (3,067,856)     (12,228,977)     (14,707,059)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (85,578)      (1,553,041)     (14,175,273)     (12,924,979)
NET ASSETS:
   Beginning of year...............       20,690,541       22,243,582       88,938,080      101,863,059
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    20,604,963  $    20,690,541  $    74,762,807  $    88,938,080
                                     ===============  ===============  ===============  ===============

                                             MSF LOOMIS SAYLES                   MSF MET/ARTISAN
                                             SMALL CAP GROWTH                     MID CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2015             2014             2015              2014
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (321,707)   $     (350,385)  $     (301,923)  $     (894,304)
   Net realized gains (losses).....        4,880,214         5,014,491       16,401,953        5,579,890
   Change in unrealized gains
     (losses) on investments.......      (4,315,404)       (4,873,638)     (27,536,544)      (4,051,091)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          243,103         (209,532)     (11,436,514)          634,495
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          281,105           340,413        1,063,712          958,180
   Net transfers (including
     fixed account)................        (692,406)            96,576        1,553,927      (2,216,014)
   Contract charges................        (118,193)         (118,031)        (383,601)        (434,546)
   Transfers for contract benefits
     and terminations..............      (3,429,978)       (3,539,578)     (15,041,689)     (19,894,439)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions.......      (3,959,472)       (3,220,620)     (12,807,651)     (21,586,819)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,716,369)       (3,430,152)     (24,244,165)     (20,952,324)
NET ASSETS:
   Beginning of year...............       26,507,182        29,937,334      118,669,726      139,622,050
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    22,790,813   $    26,507,182  $    94,425,561  $   118,669,726
                                     ===============   ===============  ===============  ===============

                                                MSF METLIFE
                                            ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     --------------------------------
                                           2015             2014
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       522,662  $     1,978,070
   Net realized gains (losses).....        2,211,997        4,070,510
   Change in unrealized gains
     (losses) on investments.......      (3,957,188)      (3,691,554)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,222,529)        2,357,026
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,084,383          188,204
   Net transfers (including
     fixed account)................        1,376,926      (2,073,266)
   Contract charges................        (519,421)        (538,509)
   Transfers for contract benefits
     and terminations..............      (9,622,572)     (10,145,399)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions.......      (7,680,684)     (12,568,970)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (8,903,213)     (10,211,944)
NET ASSETS:
   Beginning of year...............       68,920,141       79,132,085
                                     ---------------  ---------------
   End of year.....................  $    60,016,928  $    68,920,141
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                 MSF METLIFE                        MSF METLIFE
                                             ASSET ALLOCATION 40                ASSET ALLOCATION 60
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2015              2014              2015            2014
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,398,586)  $      2,538,829  $   (3,728,625)  $     4,461,143
   Net realized gains (losses)......       10,597,274        10,308,513       46,303,223       35,684,288
   Change in unrealized gains
     (losses) on investments........     (12,101,483)       (7,179,949)     (53,490,688)     (19,839,114)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,902,795)         5,667,393     (10,916,090)       20,306,317
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          370,934           827,582        3,051,527        3,798,974
   Net transfers (including
     fixed account).................      (1,943,110)         (856,454)      (6,894,125)      (3,292,842)
   Contract charges.................        (942,645)       (1,005,922)      (3,972,705)      (4,056,776)
   Transfers for contract benefits
     and terminations...............     (21,055,510)      (21,468,747)     (68,073,192)     (59,442,378)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,570,331)      (22,503,541)     (75,888,495)     (62,993,022)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (26,473,126)      (16,836,148)     (86,804,585)     (42,686,705)
NET ASSETS:
   Beginning of year................      150,208,135       167,044,283      536,980,259      579,666,964
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   123,735,009  $    150,208,135  $   450,175,674  $   536,980,259
                                      ===============  ================  ===============  ===============

                                                 MSF METLIFE                         MSF METLIFE
                                             ASSET ALLOCATION 80                 MID CAP STOCK INDEX
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015              2014             2015             2014
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (6,499,153)  $     2,370,011  $     (146,771)   $     (204,987)
   Net realized gains (losses)......        48,546,327       17,635,012        4,963,828         4,592,605
   Change in unrealized gains
     (losses) on investments........      (60,612,384)        7,714,601      (6,336,532)         (790,735)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (18,565,210)       27,719,624      (1,519,475)         3,596,883
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         5,177,310        6,566,219          538,899           398,665
   Net transfers (including
     fixed account).................       (4,611,545)        6,952,015        (432,060)            39,097
   Contract charges.................       (5,951,643)      (5,671,063)        (251,031)         (233,716)
   Transfers for contract benefits
     and terminations...............      (57,160,516)     (54,353,780)      (5,341,513)       (5,981,342)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (62,546,394)     (46,506,609)      (5,485,705)       (5,777,296)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (81,111,604)     (18,786,985)      (7,005,180)       (2,180,413)
NET ASSETS:
   Beginning of year................       709,612,314      728,399,299       47,120,563        49,300,976
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $    628,500,710  $   709,612,314  $    40,115,383   $    47,120,563
                                      ================  ===============  ===============   ===============

                                                  MSF METLIFE                       MSF MFS TOTAL
                                                  STOCK INDEX                          RETURN
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2015              2014             2015              2014
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        185,415  $       179,918  $        502,992  $       488,522
   Net realized gains (losses)......         6,998,639        5,654,250         1,496,004        2,051,844
   Change in unrealized gains
     (losses) on investments........       (7,342,218)        2,290,354       (2,695,422)          976,942
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (158,164)        8,124,522         (696,426)        3,517,308
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           933,026          739,774           416,480          389,723
   Net transfers (including
     fixed account).................          (86,646)        1,082,578         (253,592)        (664,381)
   Contract charges.................         (350,355)        (318,324)         (160,054)        (169,556)
   Transfers for contract benefits
     and terminations...............       (8,245,946)      (8,330,112)       (6,814,791)      (9,777,567)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,749,921)      (6,826,084)       (6,811,957)     (10,221,781)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (7,908,085)        1,298,438       (7,508,383)      (6,704,473)
NET ASSETS:
   Beginning of year................        74,895,370       73,596,932        49,656,232       56,360,705
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     66,987,285  $    74,895,370  $     42,147,849  $    49,656,232
                                      ================  ===============  ================  ===============


                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                      --------------------------------
                                           2015              2014
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,101,754  $       277,410
   Net realized gains (losses)......       15,132,889        7,324,011
   Change in unrealized gains
     (losses) on investments........     (17,466,392)          718,521
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,231,749)        8,319,942
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,021,123          847,227
   Net transfers (including
     fixed account).................          843,353      (1,791,005)
   Contract charges.................        (379,880)        (374,860)
   Transfers for contract benefits
     and terminations...............     (12,036,497)     (13,527,489)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (10,551,901)     (14,846,127)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (11,783,650)      (6,526,185)
NET ASSETS:
   Beginning of year................       93,384,518       99,910,703
                                      ---------------  ---------------
   End of year......................  $    81,600,868  $    93,384,518
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                 MSF MSCI                       MSF NEUBERGER
                                                EAFE INDEX                     BERMAN GENESIS
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014            2015              2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       723,202  $       500,977  $     (930,659)  $   (1,034,434)
   Net realized gains (losses).....          401,329          749,257        2,919,977        2,952,164
   Change in unrealized gains
     (losses) on investments.......      (1,952,449)      (4,455,803)      (2,378,113)      (3,923,363)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (827,918)      (3,205,569)        (388,795)      (2,005,633)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          529,336          442,369          958,867          769,015
   Net transfers (including
     fixed account)................          915,227        1,066,706      (1,612,456)      (1,297,212)
   Contract charges................        (222,268)        (217,293)        (364,627)        (388,329)
   Transfers for contract benefits
     and terminations..............      (4,038,666)      (5,092,135)     (12,484,358)     (15,550,959)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,816,371)      (3,800,353)     (13,502,574)     (16,467,485)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,644,289)      (7,005,922)     (13,891,369)     (18,473,118)
NET ASSETS:
   Beginning of year...............       40,202,603       47,208,525       95,137,635      113,610,753
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    36,558,314  $    40,202,603  $    81,246,266  $    95,137,635
                                     ===============  ===============  ===============  ===============

                                                                                MSF T. ROWE PRICE
                                          MSF RUSSELL 2000 INDEX                LARGE CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2015            2014              2015             2014
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (114,788)  $     (138,428)  $      (894,676)  $     (928,804)
   Net realized gains (losses).....        4,511,232        3,779,605        16,032,386        9,388,388
   Change in unrealized gains
     (losses) on investments.......      (6,511,647)      (2,303,343)       (9,017,967)      (3,353,761)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,115,203)        1,337,834         6,119,743        5,105,823
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          242,113          258,986           574,612          817,162
   Net transfers (including
     fixed account)................        (115,227)        (134,753)         (285,389)      (1,181,647)
   Contract charges................        (197,773)        (194,574)         (390,378)        (355,777)
   Transfers for contract benefits
     and terminations..............      (4,810,347)      (6,115,153)       (8,789,058)      (8,757,141)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,881,234)      (6,185,494)       (8,890,213)      (9,477,403)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,996,437)      (4,847,660)       (2,770,470)      (4,371,580)
NET ASSETS:
   Beginning of year...............       43,088,125       47,935,785        70,710,117       75,081,697
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    36,091,688  $    43,088,125  $     67,939,647  $    70,710,117
                                     ===============  ===============  ================  ===============

                                             MSF T. ROWE PRICE            MSF WESTERN ASSET MANAGEMENT
                                             SMALL CAP GROWTH             STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2015             2014             2015             2014
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (368,077)  $     (375,139)  $      3,153,367  $     3,978,872
   Net realized gains (losses).....        3,997,556        4,235,671           765,142        1,409,800
   Change in unrealized gains
     (losses) on investments.......      (3,224,589)      (2,395,519)       (6,536,183)      (1,317,770)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          404,890        1,465,013       (2,617,674)        4,070,902
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          267,917          341,372           834,282          627,710
   Net transfers (including
     fixed account)................        1,048,173      (1,037,180)           372,467        1,750,106
   Contract charges................        (172,086)        (146,628)         (343,474)        (361,307)
   Transfers for contract benefits
     and terminations..............      (2,917,935)      (3,119,493)      (12,138,510)     (14,879,093)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,773,931)      (3,961,929)      (11,275,235)     (12,862,584)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,369,041)      (2,496,916)      (13,892,909)      (8,791,682)
NET ASSETS:
   Beginning of year...............       28,694,594       31,191,510        92,517,493      101,309,175
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    27,325,553  $    28,694,594  $     78,624,584  $    92,517,493
                                     ===============  ===============  ================  ===============

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                     --------------------------------
                                          2015              2014
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       497,133  $       333,184
   Net realized gains (losses).....         (43,160)         (36,080)
   Change in unrealized gains
     (losses) on investments.......        (958,103)          596,211
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (504,130)          893,315
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          392,781          433,986
   Net transfers (including
     fixed account)................        (500,122)        1,840,613
   Contract charges................        (263,751)        (276,628)
   Transfers for contract benefits
     and terminations..............      (8,642,380)     (10,333,934)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,013,472)      (8,335,963)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (9,517,602)      (7,442,648)
NET ASSETS:
   Beginning of year...............       64,144,486       71,587,134
                                     ---------------  ---------------
   End of year.....................  $    54,626,884  $    64,144,486
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                                 MSF WMC
                                                                          MSF WMC BALANCED              CORE EQUITY OPPORTUNITIES
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                  --------------------------------  --------------------------------
                                                                        2015             2014             2015             2014
                                                                  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................................  $        31,971  $        38,747  $       822,806  $   (2,125,452)
   Net realized gains (losses)..................................        1,659,992          506,996       94,976,711       43,429,578
   Change in unrealized gains
     (losses) on investments....................................      (1,596,271)          199,506     (93,540,736)     (17,277,002)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........................................           95,692          745,249        2,258,781       24,027,124
                                                                  ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......................................           88,312           50,269        2,335,482        2,464,030
   Net transfers (including
     fixed account).............................................          291,684          213,541      (8,646,037)     (14,971,526)
   Contract charges.............................................         (51,695)         (50,632)      (1,103,983)      (1,154,951)
   Transfers for contract benefits
     and terminations...........................................        (871,976)      (1,430,724)     (34,020,394)     (41,382,052)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions....................................        (543,675)      (1,217,546)     (41,434,932)     (55,044,499)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets............................................        (447,983)        (472,297)     (39,176,151)     (31,017,375)
NET ASSETS:
   Beginning of year............................................        8,642,661        9,114,958      276,231,796      307,249,171
                                                                  ---------------  ---------------  ---------------  ---------------
   End of year..................................................  $     8,194,678  $     8,642,661  $   237,055,645  $   276,231,796
                                                                  ===============  ===============  ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")      Metropolitan Series Fund ("MSF")*
Met Investors Series Trust ("MIST")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2015:

American Funds Bond Subaccount                         MIST BlackRock Global Tactical Strategies
American Funds Global Small Capitalization               Subaccount
   Subaccount                                          MIST Clarion Global Real Estate Subaccount
American Funds Growth Subaccount                       MIST ClearBridge Aggressive Growth Subaccount (a)
American Funds Growth-Income Subaccount                MIST Harris Oakmark International Subaccount (a)
MIST AB Global Dynamic Allocation Subaccount           MIST Invesco Balanced-Risk Allocation Subaccount
MIST Allianz Global Investors Dynamic Multi-Asset      MIST Invesco Mid Cap Value Subaccount
   Plus Subaccount                                     MIST Invesco Small Cap Growth Subaccount
MIST American Funds Balanced Allocation                MIST JPMorgan Global Active Allocation Subaccount
   Subaccount                                          MIST Loomis Sayles Global Markets Subaccount
MIST American Funds Growth Allocation Subaccount       MIST Lord Abbett Bond Debenture Subaccount
MIST American Funds Moderate Allocation                MIST Met/Franklin Low Duration Total Return
   Subaccount                                            Subaccount
MIST AQR Global Risk Balanced Subaccount               MIST MetLife Asset Allocation 100 Subaccount
                                                       MIST MetLife Balanced Plus Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS - (CONCLUDED)


MIST MetLife Multi-Index Targeted Risk Subaccount        MSF Loomis Sayles Small Cap Core Subaccount (a)
MIST MFS Research International Subaccount               MSF Loomis Sayles Small Cap Growth Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount            MSF Met/Artisan Mid Cap Value Subaccount (a)
MIST Oppenheimer Global Equity Subaccount                MSF MetLife Asset Allocation 20 Subaccount
MIST PanAgora Global Diversified Risk Subaccount         MSF MetLife Asset Allocation 40 Subaccount
MIST PIMCO Inflation Protected Bond Subaccount           MSF MetLife Asset Allocation 60 Subaccount
MIST PIMCO Total Return Subaccount                       MSF MetLife Asset Allocation 80 Subaccount
MIST Pyramis Government Income Subaccount                MSF MetLife Mid Cap Stock Index Subaccount
MIST Pyramis Managed Risk Subaccount                     MSF MetLife Stock Index Subaccount
MIST Schroders Global Multi-Asset Subaccount             MSF MFS Total Return Subaccount (a)
MIST SSGA Growth and Income ETF Subaccount               MSF MFS Value Subaccount (a)
MIST SSGA Growth ETF Subaccount                          MSF MSCI EAFE Index Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount             MSF Neuberger Berman Genesis Subaccount (a)
MIST WMC Large Cap Research Subaccount                   MSF Russell 2000 Index Subaccount
MSF Baillie Gifford International Stock Subaccount       MSF T. Rowe Price Large Cap Growth Subaccount
   (a)                                                   MSF T. Rowe Price Small Cap Growth Subaccount
MSF Barclays Aggregate Bond Index Subaccount             MSF Western Asset Management Strategic Bond
MSF BlackRock Bond Income Subaccount (a)                   Opportunities Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)        MSF Western Asset Management U.S. Government
MSF BlackRock Large Cap Value Subaccount (a)               Subaccount (a)
MSF BlackRock Money Market Subaccount (a)                MSF WMC Balanced Subaccount
MSF Frontier Mid Cap Growth Subaccount                   MSF WMC Core Equity Opportunities Subaccount (a)
MSF Jennison Growth Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                            New Name

(MIST) AllianceBernstein Global Dynamic Allocation     (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio            (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                       (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES - (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% -1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% - 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     American Funds Bond Subaccount.............................      2,952,483       32,303,900          2,281,885        6,009,601
     American Funds Global Small Capitalization Subaccount......      4,196,426       89,059,204          9,535,256       17,817,037
     American Funds Growth Subaccount...........................      4,542,633      248,475,668         71,040,343       58,960,392
     American Funds Growth-Income Subaccount....................      4,197,127      154,643,726         33,595,114       33,629,860
     MIST AB Global Dynamic Allocation Subaccount...............        399,899        4,448,699          2,132,160        1,673,663
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
     Subaccount.................................................         30,532          323,506            274,511           46,817
     MIST American Funds Balanced Allocation Subaccount.........     15,928,790      140,120,783         15,147,985       23,463,438
     MIST American Funds Growth Allocation Subaccount...........     33,574,409      285,200,276         37,176,291       29,573,862
     MIST American Funds Moderate Allocation Subaccount.........     12,427,360      112,308,549          9,184,529       17,142,715
     MIST AQR Global Risk Balanced Subaccount...................        957,477       10,453,679          2,609,533        4,574,426
     MIST BlackRock Global Tactical Strategies Subaccount.......        769,492        8,038,884          2,579,251        2,687,009
     MIST Clarion Global Real Estate Subaccount.................      4,772,829       60,144,209          2,964,350       10,288,706
     MIST ClearBridge Aggressive Growth Subaccount..............      5,019,243       62,500,657          7,588,190       16,216,598
     MIST Harris Oakmark International Subaccount...............      7,981,502      115,889,340         18,247,693       13,052,722
     MIST Invesco Balanced-Risk Allocation Subaccount...........        475,570        4,927,494          1,329,348        2,158,225
     MIST Invesco Mid Cap Value Subaccount......................      3,070,998       53,350,923          5,108,849        9,516,475
     MIST Invesco Small Cap Growth Subaccount...................        668,743       10,025,994          3,692,200        2,987,439
     MIST JPMorgan Global Active Allocation Subaccount..........        462,576        5,179,193          2,176,489        1,268,840
     MIST Loomis Sayles Global Markets Subaccount...............        476,786        6,498,425            444,799        1,107,020
     MIST Lord Abbett Bond Debenture Subaccount.................      5,588,577       67,881,180          7,308,375       11,777,112
     MIST Met/Franklin Low Duration Total Return
     Subaccount.................................................      1,011,183       10,053,095          2,390,205        2,381,408
     MIST MetLife Asset Allocation 100 Subaccount...............      1,990,086       22,079,918          3,130,507        3,747,286
     MIST MetLife Balanced Plus Subaccount......................      1,766,993       19,845,246          6,043,419        5,921,690
     MIST MetLife Multi-Index Targeted Risk Subaccount..........        441,288        5,238,503          3,038,635          506,536
     MIST MFS Research International Subaccount.................      4,880,432       53,861,576          2,780,929        7,553,871
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        863,417        9,565,258            641,071        2,317,972
     MIST Oppenheimer Global Equity Subaccount..................      1,148,205       18,971,752          2,444,698        4,494,739
     MIST PanAgora Global Diversified Risk Subaccount...........         29,536          300,720            583,261          293,159
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,987       53,479,447          3,693,154        9,954,627
     MIST PIMCO Total Return Subaccount.........................     17,090,712      197,494,339         14,406,331       34,019,407
     MIST Pyramis Government Income Subaccount..................        315,318        3,379,548          2,658,970        1,075,873
     MIST Pyramis Managed Risk Subaccount.......................        216,052        2,404,382          1,638,862          190,247
     MIST Schroders Global Multi-Asset Subaccount...............        283,612        3,176,285            966,956        1,078,183
     MIST SSGA Growth and Income ETF Subaccount.................      5,406,541       59,872,701          7,044,816        7,477,358
     MIST SSGA Growth ETF Subaccount............................      4,090,599       46,348,289          8,698,286        8,993,802
     MIST T. Rowe Price Mid Cap Growth Subaccount...............      7,435,309       67,274,421         17,122,693       14,902,894
     MIST WMC Large Cap Research Subaccount.....................      1,079,881       11,432,262          2,223,076        4,488,065
     MSF Baillie Gifford International Stock Subaccount.........      3,982,523       41,470,682          1,991,981        6,896,750
     MSF Barclays Aggregate Bond Index Subaccount...............      4,679,158       50,202,737          4,411,677        7,848,768
     MSF BlackRock Bond Income Subaccount.......................        804,914       86,488,534          7,001,007       12,667,372
     MSF BlackRock Capital Appreciation Subaccount..............      1,884,773       50,069,242         14,878,102       13,565,783
     MSF BlackRock Large Cap Value Subaccount...................      4,243,216       42,988,872          5,377,965        6,938,173
     MSF BlackRock Money Market Subaccount......................        387,653       38,765,313         13,239,718       19,140,253
     MSF Frontier Mid Cap Growth Subaccount.....................        363,335        8,836,593          2,453,641        3,031,530
     MSF Jennison Growth Subaccount.............................      1,359,774       17,393,503          5,498,601        4,571,440
     MSF Loomis Sayles Small Cap Core Subaccount................        305,400       68,421,997         11,764,531       14,187,485
     MSF Loomis Sayles Small Cap Growth Subaccount..............      1,833,547       19,264,575          4,296,850        5,021,896
     MSF Met/Artisan Mid Cap Value Subaccount...................        449,822       94,955,069         17,395,403       16,722,843
     MSF MetLife Asset Allocation 20 Subaccount.................      5,531,520       61,089,186         10,414,271       15,518,630
     MSF MetLife Asset Allocation 40 Subaccount.................     10,494,918      116,025,532          9,517,459       26,747,710
     MSF MetLife Asset Allocation 60 Subaccount.................     36,187,759      403,051,552         38,261,524       85,916,437
     MSF MetLife Asset Allocation 80 Subaccount.................     45,150,917      523,452,812         41,724,701       79,672,110
     MSF MetLife Mid Cap Stock Index Subaccount.................      2,358,354       32,100,524          4,870,395        7,623,588

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF MetLife Stock Index Subaccount.........................      1,574,324       50,041,697         8,820,064       13,333,527
     MSF MFS Total Return Subaccount............................        253,561       35,207,459         1,713,369        8,022,254
     MSF MFS Value Subaccount...................................      5,445,585       82,152,939        19,038,070       14,674,540
     MSF MSCI EAFE Index Subaccount.............................      3,069,568       36,136,034         3,227,515        5,320,605
     MSF Neuberger Berman Genesis Subaccount....................      4,545,918       67,462,517           880,185       15,313,315
     MSF Russell 2000 Index Subaccount..........................      2,050,677       27,269,886         3,910,245        6,536,050
     MSF T. Rowe Price Large Cap Growth Subaccount..............      3,033,025       54,262,874        16,455,375       14,072,049
     MSF T. Rowe Price Small Cap Growth Subaccount..............      1,311,212       22,596,746         5,680,373        5,208,226
     MSF Western Asset Management Strategic Bond Opportunities
     Subaccount.................................................      6,302,475       78,181,017         6,205,586       14,327,332
     MSF Western Asset Management U.S. Government
     Subaccount.................................................      4,610,164       55,511,473         2,874,249       11,390,460
     MSF WMC Balanced Subaccount................................        442,010        7,778,714         2,378,146        1,470,653
     MSF WMC Core Equity Opportunities Subaccount...............      8,427,615      238,887,556        93,720,435       45,750,755


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                                                          AMERICAN FUNDS
                                         AMERICAN FUNDS BOND        GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2015            2014           2015            2014            2015           2014
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........       2,054,115       2,325,977     32,159,842      37,330,513      15,076,987     18,042,900
Units issued and transferred
   from other funding options....         164,549         231,110      2,369,739       2,861,052         728,565        886,144
Units redeemed and transferred to
   other funding options.........       (418,873)       (502,972)    (6,335,208)     (8,031,723)     (2,984,831)    (3,852,057)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................       1,799,791       2,054,115     28,194,373      32,159,842      12,820,721     15,076,987
                                   ==============  ==============  =============  ==============  ==============  =============


                                                                                                       MIST ALLIANZ GLOBAL
                                          AMERICAN FUNDS                      MIST AB                   INVESTORS DYNAMIC
                                           GROWTH-INCOME             GLOBAL DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2015           2014            2015            2014            2015          2014 (a)
                                   --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year..........      13,498,190     16,134,770         344,386         340,220          94,142             --
Units issued and transferred
   from other funding options....         676,856        726,531         168,728         102,146         257,112        262,369
Units redeemed and transferred to
   other funding options.........     (2,473,649)    (3,363,111)       (149,592)        (97,980)        (43,340)      (168,227)
                                   --------------  -------------  --------------  --------------  --------------  -------------
Units end of year................      11,701,397     13,498,190         363,522         344,386         307,914         94,142
                                   ==============  =============  ==============  ==============  ==============  =============

                                           MIST AMERICAN                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                     FUNDS BALANCED ALLOCATION           GROWTH ALLOCATION             MODERATE ALLOCATION
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2015           2014            2015            2014            2015           2014
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      13,651,619     14,440,158      25,618,554      26,207,533     10,743,062      11,404,147
Units issued and transferred
   from other funding options....         633,700        780,725       1,696,024       2,045,767        293,760         595,303
Units redeemed and transferred to
   other funding options.........     (1,971,615)    (1,569,264)     (2,742,058)     (2,634,746)    (1,382,767)     (1,256,388)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................      12,313,704     13,651,619      24,572,520      25,618,554      9,654,055      10,743,062
                                   ==============  =============  ==============  ==============  =============  ==============


                                          MIST AQR GLOBAL                MIST BLACKROCK                      MIST
                                           RISK BALANCED           GLOBAL TACTICAL STRATEGIES     CLARION GLOBAL REAL ESTATE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2015           2014           2015            2014            2015            2014
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      1,109,941       1,011,287        727,216         714,637       3,481,040      3,977,435
Units issued and transferred
   from other funding options....        127,322         453,619        207,783         234,093         303,457        463,450
Units redeemed and transferred to
   other funding options.........      (447,436)       (354,965)      (249,159)       (221,514)       (773,207)      (959,845)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................        789,827       1,109,941        685,840         727,216       3,011,290      3,481,040
                                   =============  ==============  =============  ==============  ==============  =============

                                         MIST CLEARBRIDGE                     MIST                       MIST INVESCO
                                         AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL     BALANCED-RISK ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2015           2014            2015           2014           2015            2014
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........      60,219,466     28,755,511     45,417,654      49,947,770      5,340,435       5,179,224
Units issued and transferred
   from other funding options....       9,670,697     48,975,630      4,960,208       5,993,877        969,462       2,064,436
Units redeemed and transferred to
   other funding options.........    (15,050,180)   (17,511,675)    (7,811,773)    (10,523,993)    (2,116,697)     (1,903,225)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................      54,839,983     60,219,466     42,566,089      45,417,654      4,193,200       5,340,435
                                   ==============  =============  =============  ==============  =============  ==============


                                                                              MIST                        MIST JPMORGAN
                                    MIST INVESCO MID CAP VALUE      INVESCO SMALL CAP GROWTH        GLOBAL ACTIVE ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2015            2014            2015            2014           2015            2014
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     17,872,501      21,359,994       4,346,144      5,067,816       3,725,346       3,454,086
Units issued and transferred
   from other funding options....      1,658,883       1,279,884         534,993        733,554       1,664,601       1,355,398
Units redeemed and transferred to
   other funding options.........    (3,514,814)     (4,767,377)     (1,248,199)    (1,455,226)     (1,166,003)     (1,084,138)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     16,016,570      17,872,501       3,632,938      4,346,144       4,223,944       3,725,346
                                   =============  ==============  ==============  =============  ==============  ==============

                                        MIST LOOMIS SAYLES                    MIST                     MIST MET/FRANKLIN
                                          GLOBAL MARKETS           LORD ABBETT BOND DEBENTURE      LOW DURATION TOTAL RETURN
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2015           2014            2015           2014            2015           2014
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........         584,314        612,874      25,791,336     29,505,951      1,000,480       1,070,341
Units issued and transferred
   from other funding options....          41,758        126,675       1,784,864      3,064,420        333,023         643,338
Units redeemed and transferred to
   other funding options.........        (93,239)      (155,235)     (5,264,023)    (6,779,035)      (352,162)       (713,199)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................         532,833        584,314      22,312,177     25,791,336        981,341       1,000,480
                                   ==============  =============  ==============  =============  =============  ==============


                                            MIST METLIFE                       MIST                        MIST METLIFE
                                        ASSET ALLOCATION 100           METLIFE BALANCED PLUS         MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2015            2014            2015           2014            2015            2014
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       1,763,916       2,094,855      1,622,023       1,283,328         233,841          51,281
Units issued and transferred
   from other funding options....         134,256         290,141        411,491         829,779         257,892         219,178
Units redeemed and transferred to
   other funding options.........       (295,702)       (621,080)      (525,693)       (491,084)        (60,800)        (36,618)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       1,602,470       1,763,916      1,507,821       1,622,023         430,933         233,841
                                   ==============  ==============  =============  ==============  ==============  ==============


(a) For the period April 28, 2014 to December 31, 2014.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                              MIST MFS                   MIST MORGAN STANLEY              MIST OPPENHEIMER
                                       RESEARCH INTERNATIONAL              MID CAP GROWTH                   GLOBAL EQUITY
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      35,082,889      38,428,828       7,475,690       8,415,324         966,620       1,083,733
Units issued and transferred
   from other funding options....       2,849,404       4,168,908         671,957       1,030,157         131,112         163,108
Units redeemed and transferred to
   other funding options.........     (6,061,648)     (7,514,847)     (1,394,821)     (1,969,791)       (225,165)       (280,221)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      31,870,645      35,082,889       6,752,826       7,475,690         872,567         966,620
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          MIST PANAGORA                  MIST PIMCO                    MIST PIMCO
                                     GLOBAL DIVERSIFIED RISK      INFLATION PROTECTED BOND            TOTAL RETURN
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2015         2014 (a)         2015           2014           2015           2014
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........         14,262             --      3,727,827      4,389,955    122,757,729    143,046,103
Units issued and transferred
   from other funding options....        557,432         14,332        331,838        559,693      7,577,992     14,444,743
Units redeemed and transferred to
   other funding options.........      (278,470)           (70)      (882,438)    (1,221,821)   (24,412,188)   (34,733,117)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        293,224         14,262      3,177,227      3,727,827    105,923,533    122,757,729
                                   =============  =============  =============  =============  =============  =============

                                              MIST PYRAMIS                 MIST PYRAMIS                  MIST SCHRODERS
                                            GOVERNMENT INCOME              MANAGED RISK                GLOBAL MULTI-ASSET
                                               SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                     -----------------------------  ----------------------------  ----------------------------
                                          2015            2014          2015           2014            2015           2014
                                     --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............         165,422        137,416         87,934         41,171      2,803,157      2,274,941
Units issued and transferred
   from other funding options......         243,966        109,080        137,663         61,536        881,429      1,039,739
Units redeemed and transferred to
   other funding options...........       (102,020)       (81,074)       (18,286)       (14,773)    (1,045,385)      (511,523)
                                     --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................         307,368        165,422        207,311         87,934      2,639,201      2,803,157
                                     ==============  =============  =============  =============  =============  =============


                                              MIST SSGA                                                 MIST T. ROWE
                                        GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF         PRICE MID CAP GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2015          2014            2015           2014          2015           2014
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      4,444,850      4,805,421      3,400,264      3,533,099     49,399,451     55,061,813
Units issued and transferred
   from other funding options......        185,443        388,170        431,644        642,579      5,253,891      7,492,643
Units redeemed and transferred to
   other funding options...........      (491,615)      (748,741)      (672,972)      (775,414)   (10,862,218)   (13,155,005)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      4,138,678      4,444,850      3,158,936      3,400,264     43,791,124     49,399,451
                                     =============  =============  =============  =============  =============  =============

                                            MIST WMC                      MSF BAILLIE                    MSF BARCLAYS
                                       LARGE CAP RESEARCH         GIFFORD INTERNATIONAL STOCK        AGGREGATE BOND INDEX
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2015            2014           2015           2014            2015            2014
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........      1,632,849      1,682,265     31,149,863      34,523,112      32,084,403      35,166,715
Units issued and transferred
   from other funding options....        129,054        375,895      2,749,518       2,764,553       4,137,073       5,349,092
Units redeemed and transferred to
   other funding options.........      (435,074)      (425,311)    (6,156,416)     (6,137,802)     (6,587,308)     (8,431,404)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................      1,326,829      1,632,849     27,742,965      31,149,863      29,634,168      32,084,403
                                   =============  =============  =============  ==============  ==============  ==============


                                                MSF                       MSF BLACKROCK                 MSF BLACKROCK
                                       BLACKROCK BOND INCOME          CAPITAL APPRECIATION             LARGE CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2015           2014            2015           2014           2015            2014
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........     14,885,595      16,334,076      15,897,586     19,170,461     24,119,676     27,136,141
Units issued and transferred
   from other funding options....      1,243,915       1,866,724         810,809      1,124,401      1,950,540      3,727,856
Units redeemed and transferred to
   other funding options.........    (2,666,818)     (3,315,205)     (2,899,770)    (4,397,276)    (4,696,820)    (6,744,321)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................     13,462,692      14,885,595      13,808,625     15,897,586     21,373,396     24,119,676
                                   =============  ==============  ==============  =============  =============  =============

                                           MSF BLACKROCK                      MSF                          MSF
                                           MONEY MARKET             FRONTIER MID CAP GROWTH          JENNISON GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2015           2014          2015            2014          2015           2014
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     19,586,167     24,312,164        193,362        227,192     24,233,615     28,011,321
Units issued and transferred
   from other funding options....      7,902,074     12,903,244         21,402         25,203      3,723,928      3,341,907
Units redeemed and transferred to
   other funding options.........   (10,261,949)   (17,629,241)       (52,062)       (59,033)    (5,881,670)    (7,119,613)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................     17,226,292     19,586,167        162,702        193,362     22,075,873     24,233,615
                                   =============  =============  =============  =============  =============  =============


                                           MSF LOOMIS                    MSF LOOMIS                        MSF
                                      SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH      MET/ARTISAN MID CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2015           2014           2015           2014           2015           2014
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     15,202,871     17,829,467     15,057,281     16,983,884     24,196,924     28,625,432
Units issued and transferred
   from other funding options....        665,110        983,177      1,102,939      2,147,593      1,482,784      1,258,404
Units redeemed and transferred to
   other funding options.........    (2,725,932)    (3,609,773)    (3,236,064)    (4,074,196)    (4,127,830)    (5,686,912)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................     13,142,049     15,202,871     12,924,156     15,057,281     21,551,878     24,196,924
                                   =============  =============  =============  =============  =============  =============


(a) For the period April 28, 2014 to December 31, 2014.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                             MSF METLIFE                    MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 20            ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       4,775,040       5,660,242       9,854,354      11,364,982      33,947,563      38,014,221
Units issued and transferred
   from other funding options....         607,465         662,031         845,438       1,626,609       1,242,995       1,473,177
Units redeemed and transferred to
   other funding options.........     (1,144,254)     (1,547,233)     (2,391,233)     (3,137,237)     (6,009,069)     (5,539,835)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       4,238,251       4,775,040       8,308,559       9,854,354      29,181,489      33,947,563
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                             MSF METLIFE                    MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80            MID CAP STOCK INDEX                  STOCK INDEX
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      43,837,426      46,754,770      16,872,248      19,063,379      11,389,111      12,521,936
Units issued and transferred
   from other funding options....       2,206,873       2,855,079       1,517,432       1,667,148       1,403,763       1,718,563
Units redeemed and transferred to
   other funding options.........     (6,080,505)     (5,772,423)     (3,457,920)     (3,858,279)     (2,570,893)     (2,851,388)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      39,963,794      43,837,426      14,931,760      16,872,248      10,221,981      11,389,111
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        MSF MFS TOTAL RETURN               MSF MFS VALUE             MSF MSCI EAFE INDEX
                                             SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2015           2014            2015           2014          2015           2014
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      5,985,507      7,358,832     41,049,457     47,559,233     27,616,552     30,060,411
Units issued and transferred
   from other funding options......        459,417        609,782      3,833,222      3,946,391      3,090,055      3,353,649
Units redeemed and transferred to
   other funding options...........    (1,352,109)    (1,983,107)    (8,345,060)   (10,456,167)    (4,971,141)    (5,797,508)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      5,092,815      5,985,507     36,537,619     41,049,457     25,735,466     27,616,552
                                     =============  =============  =============  =============  =============  =============


                                                 MSF                                                        MSF T.
                                      NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX     ROWE PRICE LARGE CAP GROWTH
                                             SUBACCOUNT                      SUBACCOUNT                   SUBACCOUNT
                                     ----------------------------  -----------------------------  ----------------------------
                                         2015           2014            2015            2014          2015           2014
                                     -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year............     37,570,344     44,237,122      15,415,616     17,763,527     29,309,827     33,495,559
Units issued and transferred
   from other funding options......      1,356,375      2,459,922       1,118,419      1,896,996      4,204,109      4,766,249
Units redeemed and transferred to
   other funding options...........    (6,591,285)    (9,126,700)     (2,852,036)    (4,244,907)    (7,757,727)    (8,951,981)
                                     -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..................     32,335,434     37,570,344      13,681,999     15,415,616     25,756,209     29,309,827
                                     =============  =============  ==============  =============  =============  =============

                                                                          MSF WESTERN                    MSF WESTERN
                                            MSF T. ROWE                ASSET MANAGEMENT               ASSET MANAGEMENT
                                      PRICE SMALL CAP GROWTH     STRATEGIC BOND OPPORTUNITIES          U.S. GOVERNMENT
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  -----------------------------  ----------------------------
                                        2015           2014           2015           2014            2015           2014
                                   -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year..........      9,061,974     10,399,904     29,728,141     33,895,692      34,254,156     38,768,390
Units issued and transferred
   from other funding options....      1,628,591      1,828,114      2,120,329      2,688,751       2,601,194      3,869,816
Units redeemed and transferred to
   other funding options.........    (2,175,568)    (3,166,044)    (5,799,025)    (6,856,302)     (7,470,040)    (8,384,050)
                                   -------------  -------------  -------------  -------------   -------------  -------------
Units end of year................      8,514,997      9,061,974     26,049,445     29,728,141      29,385,310     34,254,156
                                   =============  =============  =============  =============   =============  =============



                                              MSF WMC                       MSF WMC
                                             BALANCED              CORE EQUITY OPPORTUNITIES
                                            SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------
                                        2015           2014           2015           2014
                                   -------------  -------------  -------------  -------------

Units beginning of year..........        143,973        165,341     53,857,693     65,387,642
Units issued and transferred
   from other funding options....         22,049         29,043      2,008,239      2,537,861
Units redeemed and transferred to
   other funding options.........       (31,275)       (50,411)   (10,131,381)   (14,067,810)
                                   -------------  -------------  -------------  -------------
Units end of year................        134,747        143,973     45,734,551     53,857,693
                                   =============  =============  =============  =============


(a) For the period April 28, 2014 to December 31, 2014.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2015:

                                                      AS OF DECEMBER 31
                                      -------------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO            NET
                                          UNITS         HIGHEST ($)       ASSETS ($)
                                      -------------  -----------------  ---------------
  American Funds Bond           2015      1,799,791     14.62 - 17.79        31,237,104
     Subaccount                 2014      2,054,115     14.94 - 17.99        36,076,315
                                2013      2,325,977     14.54 - 17.33        39,394,102
                                2012      2,648,283     15.23 - 17.96        46,517,891
                                2011      2,799,117     14.82 - 17.28        47,375,496

  American Funds Global Small   2015     28,194,373       3.02 - 3.64       100,294,411
     Capitalization Subaccount  2014     32,159,842       3.09 - 3.68       115,675,747
                                2013     37,330,513       3.10 - 3.65       133,338,396
                                2012     43,461,938       2.48 - 2.89       122,725,393
                                2011     47,555,817       2.15 - 2.48       115,235,673

  American Funds Growth         2015     12,820,721      5.04 - 24.92       307,490,605
     Subaccount                 2014     15,076,987      5.02 - 23.64       342,821,576
                                2013     18,042,900     16.14 - 22.10       382,996,019
                                2012     21,177,181     12.71 - 17.22       350,147,074
                                2011     23,960,658     11.05 - 14.82       340,137,197

  American Funds                2015     11,701,397     12.06 - 16.85       189,038,388
     Growth-Income Subaccount   2014     13,498,190     12.18 - 16.85       217,950,996
                                2013     16,134,770     11.28 - 15.44       238,636,393
                                2012     18,665,471      8.66 - 11.73       209,539,656
                                2011     21,480,195      7.55 - 10.13       207,680,427

  MIST AB Global Dynamic        2015        363,522     11.85 - 12.30         4,442,798
     Allocation Subaccount      2014        344,386     12.02 - 12.37         4,238,825
     (Commenced 4/30/2012)      2013        340,220     11.41 - 11.66         3,949,619
                                2012        196,834     10.47 - 10.61         2,082,890

  MIST Allianz Global           2015        307,914       1.01 - 1.02           313,829
     Investors Dynamic          2014         94,142              1.04            98,051
     Multi-Asset Plus Subaccount
     (Commenced 4/28/2014)

  MIST American Funds           2015     12,313,704     12.16 - 13.04       159,128,547
     Balanced Allocation        2014     13,651,619     12.50 - 13.28       179,851,168
     Subaccount                 2013     14,440,158     12.04 - 12.67       181,618,195
                                2012     14,899,727     10.36 - 10.81       160,100,268
                                2011     15,069,191       9.32 - 9.63       144,479,630

  MIST American Funds Growth    2015     24,572,520     12.29 - 13.07       318,621,059
     Allocation Subaccount      2014     25,618,554     12.63 - 13.32       338,829,244
                                2013     26,207,533     12.03 - 12.67       329,912,452
                                2012     27,533,118      9.82 - 10.24       280,493,850
                                2011     27,018,254       8.63 - 8.92       239,966,279

                                                FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------------------------
                                      INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME           LOWEST TO          LOWEST TO
                                        RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                      -------------  -----------------  ------------------
  American Funds Bond           2015       1.59         1.15 - 2.20        (2.15) - (1.12)
     Subaccount                 2014       1.87         1.40 - 2.45            2.73 - 3.81
                                2013       1.71         1.40 - 2.45        (4.53) - (3.52)
                                2012       2.47         1.15 - 2.20            2.81 - 3.90
                                2011       2.97         1.15 - 2.20            3.54 - 4.63

  American Funds Global Small   2015         --         1.15 - 2.20        (2.16) - (1.08)
     Capitalization Subaccount  2014       0.12         1.35 - 2.45          (0.35) - 0.75
                                2013       0.87         1.35 - 2.45          25.18 - 26.56
                                2012       1.34         1.15 - 2.20          15.30 - 16.59
                                2011       1.33         1.15 - 2.20      (21.09) - (20.23)

  American Funds Growth         2015       0.57         1.15 - 2.20            0.40 - 5.43
     Subaccount                 2014       0.75         1.35 - 2.45            1.96 - 7.05
                                2013       0.91         1.35 - 2.45          26.95 - 28.36
                                2012       0.78         1.15 - 2.20          15.02 - 16.30
                                2011       0.60         1.15 - 2.20        (6.59) - (5.56)

  American Funds                2015       1.26         1.15 - 2.20          (1.00) - 0.09
     Growth-Income Subaccount   2014       1.23         1.35 - 2.45            7.96 - 9.15
                                2013       1.32         1.35 - 2.45          30.27 - 31.71
                                2012       1.57         1.15 - 2.20          14.62 - 15.90
                                2011       1.49         1.15 - 2.20        (4.20) - (3.14)

  MIST AB Global Dynamic        2015       3.14         1.15 - 1.95        (1.36) - (0.57)
     Allocation Subaccount      2014       1.87         1.15 - 1.95            5.28 - 6.12
     (Commenced 4/30/2012)      2013       1.09         1.15 - 1.95            9.00 - 9.88
                                2012         --         1.15 - 1.95            3.03 - 3.59

  MIST Allianz Global           2015       1.22         1.15 - 1.60        (2.56) - (2.12)
     Investors Dynamic          2014       0.40         1.15 - 1.35            4.40 - 4.55
     Multi-Asset Plus Subaccount
     (Commenced 4/28/2014)

  MIST American Funds           2015       1.40         1.15 - 2.05        (2.72) - (1.84)
     Balanced Allocation        2014       1.27         1.15 - 2.05            3.90 - 4.84
     Subaccount                 2013       1.36         1.15 - 2.05          16.13 - 17.18
                                2012       1.69         1.15 - 2.05          11.21 - 12.22
                                2011       1.30         1.15 - 2.05        (4.12) - (3.24)

  MIST American Funds Growth    2015       1.31         1.15 - 1.95        (2.67) - (1.89)
     Allocation Subaccount      2014       1.04         1.15 - 1.95            4.33 - 5.17
                                2013       1.01         1.15 - 2.05          22.57 - 23.68
                                2012       1.19         1.15 - 2.05          13.79 - 14.82
                                2011       1.11         1.15 - 2.05        (6.66) - (5.82)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST American Funds          2015     9,654,055    12.03 - 12.79     122,657,953
     Moderate Allocation       2014    10,743,062    12.35 - 13.03     139,175,091
     Subaccount                2013    11,404,147    11.87 - 12.43     140,991,815
                               2012    12,324,435    10.62 - 11.07     135,901,256
                               2011    12,948,597     9.78 - 10.11     130,383,950

  MIST AQR Global Risk         2015       789,827     9.81 - 10.19       8,013,998
     Balanced Subaccount       2014     1,109,941    11.07 - 11.40      12,605,187
     (Commenced 4/30/2012)     2013     1,011,287    10.78 - 11.09      11,175,438
                               2012       878,635    11.40 - 11.61      10,173,769

  MIST BlackRock Global        2015       685,840    11.23 - 11.66       7,948,746
     Tactical Strategies       2014       727,216    11.36 - 11.81       8,539,602
     Subaccount                2013       714,637    10.96 - 11.28       8,021,650
     (Commenced 4/30/2012)     2012       585,832    10.16 - 10.34       6,042,380

  MIST Clarion Global Real     2015     3,011,290    16.66 - 18.83      55,937,426
     Estate Subaccount         2014     3,481,040    17.27 - 19.32      66,325,358
                               2013     3,977,435    15.59 - 17.26      67,667,220
                               2012     4,340,517    15.39 - 16.86      72,167,457
                               2011     4,730,504    12.49 - 13.54      63,228,091

  MIST ClearBridge Aggressive  2015    54,839,983      0.97 - 1.50      75,223,591
     Growth Subaccount         2014    60,219,466      1.03 - 1.58      86,973,052
                               2013    28,755,511      0.87 - 1.34      33,957,658
                               2012    27,612,841      0.61 - 0.93      22,188,833
                               2011    31,024,670      0.53 - 0.80      21,133,384

  MIST Harris Oakmark          2015    42,566,089      2.16 - 2.54     105,245,535
     International Subaccount  2014    45,417,654      2.31 - 2.69     119,014,081
                               2013    49,947,770      2.51 - 2.89     140,495,093
                               2012    56,246,801      1.96 - 2.23     122,637,423
                               2011    61,874,195      1.55 - 1.75     105,629,994

  MIST Invesco Balanced-Risk   2015     4,193,200      1.01 - 1.04       4,365,634
     Allocation Subaccount     2014     5,340,435      1.08 - 1.10       5,871,839
     (Commenced 4/30/2012)     2013     5,179,224      1.04 - 1.06       5,459,889
                               2012     5,584,823      1.04 - 1.05       5,857,058

  MIST Invesco Mid Cap Value   2015    16,016,570      2.83 - 3.39      53,128,059
     Subaccount                2014    17,872,501      3.18 - 3.77      65,871,436
     (Commenced 4/30/2012)     2013    21,359,994      2.96 - 3.47      72,645,514
                               2012    24,433,157      2.32 - 2.70      64,474,453

  MIST Invesco Small Cap       2015     3,632,938      2.35 - 2.67       9,509,330
     Growth Subaccount         2014     4,346,144      2.44 - 2.75      11,715,000
                               2013     5,067,816      2.31 - 2.58      12,796,786
                               2012     5,171,776      1.68 - 1.86       9,438,989
                               2011     5,813,521      1.45 - 1.59       9,072,306

  MIST JPMorgan Global Active  2015     4,223,944      1.18 - 1.22       5,120,603
     Allocation Subaccount     2014     3,725,346      1.19 - 1.22       4,530,802
     (Commenced 4/30/2012)     2013     3,454,086      1.14 - 1.15       3,975,793
                               2012     1,391,913             1.05       1,462,127

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2015       1.49        1.15 - 1.95       (2.64) - (1.86)
     Moderate Allocation       2014       1.45        1.15 - 1.95           4.05 - 4.88
     Subaccount                2013       1.64        1.15 - 1.95         11.33 - 12.22
                               2012       2.04        1.15 - 2.05           8.58 - 9.57
                               2011       1.57        1.15 - 2.05       (1.84) - (0.96)

  MIST AQR Global Risk         2015       5.58        1.15 - 1.95     (11.32) - (10.61)
     Balanced Subaccount       2014         --        1.15 - 1.95           1.99 - 2.81
     (Commenced 4/30/2012)     2013       2.08        1.15 - 2.20       (5.49) - (4.50)
                               2012         --        1.15 - 2.20           3.10 - 3.83

  MIST BlackRock Global        2015       1.54        1.15 - 1.95       (2.04) - (1.25)
     Tactical Strategies       2014       1.06        1.15 - 2.20           3.61 - 4.70
     Subaccount                2013       1.39        1.15 - 2.20           7.91 - 9.05
     (Commenced 4/30/2012)     2012         --        1.15 - 2.20           2.69 - 3.41

  MIST Clarion Global Real     2015       3.78        1.15 - 2.20       (3.55) - (2.53)
     Estate Subaccount         2014       1.61        1.15 - 2.20         10.80 - 11.97
                               2013       6.91        1.15 - 2.20           1.29 - 2.36
                               2012       2.07        1.15 - 2.20         23.23 - 24.54
                               2011       3.94        1.15 - 2.20       (7.63) - (6.67)

  MIST ClearBridge Aggressive  2015       0.25        1.15 - 2.20       (6.13) - (5.08)
     Growth Subaccount         2014       0.09        1.15 - 2.20         16.31 - 17.58
                               2013       0.27        1.15 - 2.20         42.44 - 44.18
                               2012       0.09        1.15 - 2.20         15.92 - 17.21
                               2011         --        1.15 - 2.20         (9.74) - 2.05

  MIST Harris Oakmark          2015       3.01        1.15 - 2.20       (6.60) - (5.55)
     International Subaccount  2014       2.45        1.15 - 2.20       (7.84) - (6.74)
                               2013       2.55        1.15 - 2.20         27.65 - 29.15
                               2012       1.63        1.15 - 2.20         26.43 - 27.79
                               2011         --        1.15 - 2.20     (16.14) - (15.10)

  MIST Invesco Balanced-Risk   2015       2.71        1.15 - 1.95       (6.06) - (5.30)
     Allocation Subaccount     2014         --        1.15 - 1.95           3.54 - 4.37
     (Commenced 4/30/2012)     2013         --        1.15 - 1.95         (0.11) - 0.70
                               2012       0.57        1.15 - 1.95           3.31 - 3.86

  MIST Invesco Mid Cap Value   2015       0.46        1.15 - 2.20     (10.96) - (10.02)
     Subaccount                2014       0.48        1.15 - 2.20           7.26 - 8.39
     (Commenced 4/30/2012)     2013       0.73        1.15 - 2.20         27.47 - 28.82
                               2012         --        1.15 - 2.20           1.74 - 2.47

  MIST Invesco Small Cap       2015         --        1.15 - 2.05       (3.70) - (2.83)
     Growth Subaccount         2014         --        1.15 - 2.05           5.72 - 6.68
                               2013       0.22        1.15 - 2.05         37.33 - 38.57
                               2012         --        1.15 - 2.05         15.82 - 16.87
                               2011         --        1.15 - 2.05       (3.07) - (2.21)

  MIST JPMorgan Global Active  2015       2.76        1.15 - 1.95       (1.05) - (0.26)
     Allocation Subaccount     2014       1.12        1.15 - 1.95           4.91 - 5.75
     (Commenced 4/30/2012)     2013       0.09        1.15 - 1.95           8.84 - 9.72
                               2012       0.75        1.15 - 1.95           3.30 - 3.85

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         -----------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                             UNITS         HIGHEST ($)      ASSETS ($)
                                         -------------  ----------------  --------------
  MIST Loomis Sayles Global       2015        532,833      1.46 - 14.86        7,123,043
     Markets Subaccount           2014        584,314      1.47 - 14.85        7,804,547
     (Commenced 4/29/2013)        2013        612,874     13.67 - 14.52        8,800,808

  MIST Lord Abbett Bond           2015     22,312,177       2.41 - 2.94       63,989,002
     Debenture Subaccount         2014     25,791,336       2.52 - 3.04       76,461,675
                                  2013     29,505,951       2.46 - 2.93       84,414,917
                                  2012     31,915,666       2.33 - 2.75       85,512,191
                                  2011     35,558,398       2.11 - 2.46       85,351,971

  MIST Met/Franklin Low           2015        981,341       9.61 - 9.91        9,666,742
     Duration Total Return        2014      1,000,480      9.76 - 10.09       10,040,845
     Subaccount                   2013      1,070,341      9.86 - 10.10       10,762,551
     (Commenced 5/2/2011)         2012        134,808      9.94 - 10.10        1,358,619
                                  2011         79,180       9.72 - 9.78          773,691

  MIST MetLife Asset              2015      1,602,470     14.46 - 15.75       24,955,510
     Allocation 100 Subaccount    2014      1,763,916     14.68 - 16.25       28,342,417
     (Commenced 5/2/2011)         2013      2,094,855     14.28 - 15.65       32,390,256
                                  2012      2,326,171     11.27 - 12.22       28,109,733
                                  2011      2,686,933      9.87 - 10.59       28,160,379

  MIST MetLife Balanced Plus      2015      1,507,821     11.76 - 12.21       18,270,651
     Subaccount                   2014      1,622,023     12.50 - 12.88       20,771,779
     (Commenced 4/30/2012)        2013      1,283,328     11.63 - 11.88       15,182,172
                                  2012        367,388     10.37 - 10.51        3,849,521

  MIST MetLife Multi-Index        2015        430,933     11.70 - 11.94        5,127,702
     Targeted Risk Subaccount     2014        233,841     12.06 - 12.23        2,855,092
     (Commenced 4/29/2013)        2013         51,281     11.24 - 11.32          579,432

  MIST MFS Research               2015     31,870,645       1.36 - 1.61       50,561,126
     International Subaccount     2014     35,082,889       1.42 - 1.66       57,350,296
                                  2013     38,428,828       1.56 - 1.81       68,276,242
                                  2012     42,650,041       1.34 - 1.53       64,290,997
                                  2011     45,620,906       1.17 - 1.33       59,621,551

  MIST Morgan Stanley Mid Cap     2015      6,752,826       1.63 - 1.98       13,063,319
     Growth Subaccount            2014      7,475,690       1.75 - 2.11       15,403,174
                                  2013      8,415,324       1.77 - 2.11       17,352,268
                                  2012     10,129,294       1.30 - 1.54       15,201,233
                                  2011     11,262,845       1.22 - 1.42       15,633,841

  MIST Oppenheimer Global         2015        872,567     22.44 - 27.35       23,400,267
     Equity Subaccount            2014        966,620     22.07 - 26.62       25,199,517
                                  2013      1,083,733     22.09 - 26.36       27,920,840
                                  2012      1,026,930     17.76 - 20.98       21,023,383
                                  2011      1,065,791     14.99 - 17.51       18,224,703

  MIST PanAgora Global            2015        293,224              0.97          284,111
     Diversified Risk Subaccount  2014         14,262              1.04           14,785
     (Commenced 4/28/2014)



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MIST Loomis Sayles Global       2015        1.57        1.15 - 1.95         (0.73) - 0.07
     Markets Subaccount           2014        2.18        1.15 - 2.20           1.22 - 2.28
     (Commenced 4/29/2013)        2013          --        1.15 - 2.20          9.95 - 10.74

  MIST Lord Abbett Bond           2015        5.44        1.15 - 2.20       (4.30) - (3.29)
     Debenture Subaccount         2014        5.67        1.15 - 2.20           2.55 - 3.63
                                  2013        6.62        1.15 - 2.20           5.63 - 6.74
                                  2012        7.19        1.15 - 2.20         10.48 - 11.65
                                  2011        6.07        1.15 - 2.20           2.18 - 3.27

  MIST Met/Franklin Low           2015        3.06        1.15 - 1.80       (2.40) - (1.76)
     Duration Total Return        2014        2.05        1.15 - 2.05       (0.99) - (0.10)
     Subaccount                   2013        0.94        1.15 - 2.05         (0.89) - 0.00
     (Commenced 5/2/2011)         2012        1.78        1.15 - 2.05           2.27 - 3.20
                                  2011          --        1.15 - 2.05       (2.63) - (2.04)

  MIST MetLife Asset              2015        1.28        1.15 - 1.95       (3.90) - (3.13)
     Allocation 100 Subaccount    2014        0.74        1.15 - 2.20           2.80 - 3.89
     (Commenced 5/2/2011)         2013        0.73        1.15 - 2.20         26.69 - 28.03
                                  2012        0.64        1.15 - 2.20         14.19 - 15.40
                                  2011          --        1.15 - 2.20     (14.81) - (14.22)

  MIST MetLife Balanced Plus      2015        2.19        1.15 - 1.95       (5.94) - (5.18)
     Subaccount                   2014        1.58        1.15 - 1.95           7.53 - 8.39
     (Commenced 4/30/2012)        2013        0.83        1.15 - 1.95         12.15 - 13.05
                                  2012          --        1.15 - 1.95           4.25 - 4.82

  MIST MetLife Multi-Index        2015        1.14        1.15 - 1.80       (2.97) - (2.34)
     Targeted Risk Subaccount     2014          --        1.15 - 1.80           7.31 - 8.01
     (Commenced 4/29/2013)        2013        0.44        1.15 - 1.80           4.28 - 4.74

  MIST MFS Research               2015        2.70        1.15 - 2.20       (3.91) - (2.90)
     International Subaccount     2014        2.24        1.15 - 2.20       (8.97) - (8.01)
                                  2013        2.58        1.15 - 2.20         16.66 - 17.89
                                  2012        1.90        1.15 - 2.20         14.16 - 15.37
                                  2011        1.90        1.15 - 2.20     (12.68) - (11.70)

  MIST Morgan Stanley Mid Cap     2015          --        1.15 - 2.20       (7.09) - (6.11)
     Growth Subaccount            2014          --        1.15 - 2.20       (1.18) - (0.14)
                                  2013        0.64        1.15 - 2.20         36.00 - 37.43
                                  2012          --        1.15 - 2.20           6.89 - 8.03
                                  2011        0.60        1.15 - 2.20       (8.89) - (8.01)

  MIST Oppenheimer Global         2015        0.94        1.15 - 2.20           1.67 - 2.75
     Equity Subaccount            2014        0.84        1.05 - 2.10         (0.08) - 0.97
                                  2013        1.61        1.15 - 2.20         24.35 - 25.66
                                  2012        1.38        1.15 - 2.20         18.53 - 19.78
                                  2011        1.86        1.15 - 2.20      (10.39) - (9.45)

  MIST PanAgora Global            2015        0.29        1.15 - 1.35       (6.74) - (6.56)
     Diversified Risk Subaccount  2014        0.26               1.25                  3.68
     (Commenced 4/28/2014)



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  -------------
  MIST PIMCO Inflation          2015     3,177,227     12.73 - 14.54     45,457,474
     Protected Bond Subaccount  2014     3,727,827     13.43 - 15.18     55,660,905
                                2013     4,389,955     13.35 - 14.93     64,470,336
                                2012     5,518,601     15.04 - 16.64     90,359,849
                                2011     5,334,723     14.09 - 15.43     81,033,029

  MIST PIMCO Total Return       2015   105,923,533       1.56 - 1.83    190,048,473
     Subaccount                 2014   122,757,729       1.60 - 1.85    222,814,774
                                2013   143,046,103       1.57 - 1.79    252,169,121
                                2012   154,390,105       1.63 - 1.85    280,763,140
                                2011   163,281,881       1.53 - 1.71    274,968,399

  MIST Pyramis Government       2015       307,368     10.54 - 10.95      3,339,146
     Income Subaccount          2014       165,422     10.70 - 11.02      1,808,773
     (Commenced 4/30/2012)      2013       137,416     10.15 - 10.37      1,416,691
                                2012        98,388     10.84 - 10.99      1,078,256

  MIST Pyramis Managed Risk     2015       207,311     11.10 - 11.29      2,335,480
     Subaccount                 2014        87,934     11.44 - 11.57      1,015,117
     (Commenced 4/29/2013)      2013        41,171     10.74 - 10.77        443,128

  MIST Schroders Global         2015     2,639,201       1.18 - 1.22      3,196,224
     Multi-Asset Subaccount     2014     2,803,157       1.21 - 1.24      3,468,177
     (Commenced 4/30/2012)      2013     2,274,941       1.15 - 1.16      2,644,387
                                2012     1,242,122       1.06 - 1.07      1,328,035

  MIST SSGA Growth and Income   2015     4,138,678     13.75 - 14.93     61,256,022
     ETF Subaccount             2014     4,444,850     14.31 - 15.41     67,926,805
                                2013     4,805,421     13.79 - 14.73     70,251,765
                                2012     5,112,036     12.45 - 13.19     66,981,641
                                2011     4,933,140     11.25 - 11.83     57,980,746

  MIST SSGA Growth ETF          2015     3,158,936     13.58 - 14.74     46,182,726
     Subaccount                 2014     3,400,264     14.04 - 15.26     51,467,013
                                2013     3,533,099     13.60 - 14.65     51,363,420
                                2012     3,096,331     11.76 - 12.55     38,545,404
                                2011     2,798,405     10.44 - 11.04     30,656,396

  MIST T. Rowe Price Mid Cap    2015    43,791,124       1.59 - 1.86     80,078,060
     Growth Subaccount          2014    49,399,451       1.53 - 1.77     85,709,579
                                2013    55,061,813       1.38 - 1.58     85,764,588
                                2012    63,335,359       1.04 - 1.17     73,147,138
                                2011    67,968,899       0.93 - 1.04     69,911,886

  MIST WMC Large Cap Research   2015     1,326,829      8.53 - 11.62     14,815,754
     Subaccount                 2014     1,632,849      8.34 - 11.25     17,639,903
                                2013     1,682,265      7.28 - 10.03     16,194,897
                                2012     1,978,362       5.54 - 7.55     14,314,469
                                2011     2,110,610       4.99 - 6.74     13,594,636

  MSF Baillie Gifford           2015    27,742,965       1.13 - 1.43     38,235,379
     International Stock        2014    31,149,863       1.17 - 1.48     44,356,217
     Subaccount                 2013    34,523,112       1.19 - 1.54     51,433,878
                                2012    38,951,302       1.06 - 1.35     50,921,452
                                2011    41,910,841       0.91 - 1.15     46,402,957

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST PIMCO Inflation          2015       4.91        1.15 - 2.20       (5.22) - (4.22)
     Protected Bond Subaccount  2014       1.54        1.15 - 2.20           0.65 - 1.72
                                2013       2.27        1.15 - 2.20     (11.25) - (10.31)
                                2012       2.98        1.15 - 2.20           6.74 - 7.88
                                2011       1.65        1.15 - 2.20           8.73 - 9.87

  MIST PIMCO Total Return       2015       5.27        1.15 - 2.20       (2.17) - (1.14)
     Subaccount                 2014       2.36        1.15 - 2.20           1.92 - 3.00
                                2013       4.23        1.15 - 2.20       (4.05) - (3.04)
                                2012       3.14        1.15 - 2.20           6.88 - 8.02
                                2011       2.74        1.15 - 2.20           0.92 - 2.03

  MIST Pyramis Government       2015       1.91        1.15 - 1.95       (1.51) - (0.72)
     Income Subaccount          2014       2.22        1.15 - 1.95           5.48 - 6.33
     (Commenced 4/30/2012)      2013       1.81        1.15 - 1.95       (6.36) - (5.61)
                                2012         --        1.15 - 1.95           1.17 - 1.72

  MIST Pyramis Managed Risk     2015       0.69        1.15 - 1.80       (3.01) - (2.38)
     Subaccount                 2014         --        1.15 - 1.80           6.70 - 7.40
     (Commenced 4/29/2013)      2013       1.22        1.15 - 1.60           5.12 - 5.43

  MIST Schroders Global         2015       0.95        1.15 - 1.95       (2.79) - (2.01)
     Multi-Asset Subaccount     2014       1.22        1.15 - 1.95           5.66 - 6.51
     (Commenced 4/30/2012)      2013       0.01        1.15 - 1.95           7.98 - 8.85
                                2012       1.54        1.15 - 1.95           5.29 - 5.86

  MIST SSGA Growth and Income   2015       2.29        1.15 - 1.95       (3.86) - (3.08)
     ETF Subaccount             2014       2.22        1.15 - 1.95           3.77 - 4.60
                                2013       2.50        1.15 - 1.95         10.75 - 11.64
                                2012       2.36        1.15 - 1.95         10.66 - 11.55
                                2011       1.72        1.15 - 1.95       (0.89) - (0.09)

  MIST SSGA Growth ETF          2015       2.04        1.15 - 1.95       (4.20) - (3.43)
     Subaccount                 2014       1.90        1.15 - 2.05           3.24 - 4.17
                                2013       2.07        1.15 - 2.05         15.68 - 16.72
                                2012       1.92        1.15 - 2.05         12.69 - 13.71
                                2011       1.50        1.15 - 2.05       (4.12) - (3.25)

  MIST T. Rowe Price Mid Cap    2015         --        1.15 - 2.20           4.35 - 5.45
     Growth Subaccount          2014         --        1.15 - 2.20         10.32 - 11.49
                                2013       0.21        1.15 - 2.20         33.61 - 35.02
                                2012         --        1.15 - 2.20         11.20 - 12.38
                                2011         --        1.15 - 2.20       (3.72) - (2.70)

  MIST WMC Large Cap Research   2015       0.71        1.15 - 2.10           2.32 - 3.30
     Subaccount                 2014       0.72        1.07 - 2.02         11.15 - 12.21
                                2013       1.26        1.15 - 2.20         31.36 - 32.75
                                2012       1.02        1.15 - 2.20         10.93 - 12.11
                                2011       0.97        1.15 - 2.20       (1.92) - (0.88)

  MSF Baillie Gifford           2015       1.52        1.15 - 2.10       (4.18) - (3.27)
     International Stock        2014       1.30        1.15 - 2.10       (5.30) - (4.30)
     Subaccount                 2013       1.49        1.15 - 2.20         12.63 - 13.99
                                2012       1.20        1.15 - 2.20         16.76 - 18.02
                                2011       1.67        1.15 - 2.20     (21.92) - (20.88)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Barclays Aggregate Bond  2015    29,634,168      1.51 - 1.73      50,066,734
     Index Subaccount          2014    32,084,403      1.47 - 1.75      54,897,351
                               2013    35,166,715      1.43 - 1.68      57,720,818
                               2012    37,737,914      1.50 - 1.74      64,276,772
                               2011    41,140,697      1.48 - 1.70      68,410,882

  MSF BlackRock Bond Income    2015    13,462,692      4.91 - 6.57      84,177,107
     Subaccount                2014    14,885,595      4.99 - 6.62      93,750,166
                               2013    16,334,076      4.70 - 6.26      97,412,829
                               2012    18,015,817      4.64 - 6.40     109,634,389
                               2011    20,258,164      4.42 - 6.03     116,124,890

  MSF BlackRock Capital        2015    13,808,625      2.50 - 5.07      68,080,443
     Appreciation Subaccount   2014    15,897,586      2.39 - 4.83      74,762,622
                               2013    19,170,461      2.22 - 4.50      83,923,630
                               2012    22,736,619      1.68 - 3.39      75,225,794
                               2011    25,606,594      1.49 - 3.01      75,112,353

  MSF BlackRock Large Cap      2015    21,373,396      1.45 - 1.70      35,427,902
     Value Subaccount          2014    24,119,676      1.59 - 1.83      43,113,362
                               2013    27,136,141      1.48 - 1.69      44,710,234
                               2012    28,641,252      1.15 - 1.30      36,219,149
                               2011    29,054,587      1.03 - 1.15      32,643,434

  MSF BlackRock Money Market   2015    17,226,292      1.82 - 2.35      38,765,108
     Subaccount                2014    19,586,167      1.71 - 2.39      44,665,731
                               2013    24,312,164      1.75 - 2.42      56,018,696
                               2012    27,081,624      1.79 - 2.45      63,129,311
                               2011    32,962,909      1.83 - 2.48      77,539,481

  MSF Frontier Mid Cap Growth  2015       162,702    56.43 - 72.40      11,299,529
     Subaccount                2014       193,362    53.93 - 71.38      13,173,590
                               2013       227,192    49.72 - 65.12      14,115,648
                               2012       259,318    38.38 - 49.74      12,302,094
                               2011       291,452    35.45 - 45.46      12,638,101

  MSF Jennison Growth          2015    22,075,873      0.82 - 0.96      20,604,963
     Subaccount                2014    24,233,615      0.76 - 0.88      20,690,541
                               2013    28,011,321      0.70 - 0.81      22,243,582
                               2012    34,186,891      0.53 - 0.60      20,116,086
                               2011    21,572,678      0.47 - 0.53      11,125,749

  MSF Loomis Sayles Small Cap  2015    13,142,049      4.60 - 5.88      74,762,807
     Core Subaccount           2014    15,202,871      4.78 - 6.04      88,938,080
                               2013    17,829,467      4.72 - 5.90     101,863,059
                               2012    20,692,464      3.43 - 4.24      84,979,664
                               2011    23,529,947      3.07 - 3.75      85,523,533

  MSF Loomis Sayles Small Cap  2015    12,924,156      1.54 - 1.79      22,790,813
     Growth Subaccount         2014    15,057,281      1.55 - 1.79      26,507,182
                               2013    16,983,884      1.57 - 1.79      29,937,334
                               2012    19,740,364      1.08 - 1.22      23,754,198
                               2011    22,109,100      1.00 - 1.11      24,268,255

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF Barclays Aggregate Bond  2015       2.73        1.15 - 1.95       (1.84) - (1.05)
     Index Subaccount          2014       2.86        1.15 - 2.20           3.18 - 4.27
                               2013       3.46        1.15 - 2.20       (4.65) - (3.65)
                               2012       3.59        1.15 - 2.20           1.36 - 2.43
                               2011       3.45        1.15 - 2.20           4.97 - 6.06

  MSF BlackRock Bond Income    2015       3.67        1.15 - 2.00       (1.65) - (0.76)
     Subaccount                2014       3.32        1.15 - 2.00           4.69 - 5.65
                               2013       3.89        1.15 - 2.05       (3.02) - (2.10)
                               2012       2.58        1.15 - 2.20           4.94 - 6.10
                               2011       3.84        1.15 - 2.20           4.00 - 5.13

  MSF BlackRock Capital        2015         --        1.15 - 2.10           3.86 - 4.89
     Appreciation Subaccount   2014       0.03        1.15 - 2.20           6.27 - 7.50
                               2013       0.75        1.15 - 2.20         30.99 - 32.51
                               2012       0.22        1.15 - 2.20         11.58 - 12.86
                               2011       0.12        1.15 - 2.20     (11.14) - (10.08)

  MSF BlackRock Large Cap      2015       1.59        1.15 - 2.20       (8.22) - (7.14)
     Value Subaccount          2014       1.10        1.15 - 2.20           7.31 - 8.53
                               2013       1.18        1.15 - 2.20         28.88 - 30.38
                               2012       1.44        1.15 - 2.20         11.48 - 12.83
                               2011       0.96        1.15 - 2.20         (0.19) - 0.97

  MSF BlackRock Money Market   2015         --        1.15 - 1.95       (1.93) - (1.14)
     Subaccount                2014         --        1.15 - 2.20       (2.18) - (1.14)
                               2013         --        1.15 - 2.20       (2.18) - (1.14)
                               2012         --        1.15 - 2.20       (2.19) - (1.15)
                               2011         --        1.15 - 2.20       (2.19) - (1.12)

  MSF Frontier Mid Cap Growth  2015         --        1.15 - 2.05           0.52 - 1.43
     Subaccount                2014         --        1.15 - 2.20           8.46 - 9.61
                               2013       1.12        1.15 - 2.20         29.55 - 30.92
                               2012         --        1.15 - 2.20           8.27 - 9.42
                               2011       0.09        1.15 - 2.20       (5.35) - (4.35)

  MSF Jennison Growth          2015       0.06        1.15 - 2.10           8.30 - 9.40
     Subaccount                2014       0.07        1.15 - 2.10           6.54 - 7.61
                               2013       0.26        1.15 - 2.20         33.93 - 35.34
                               2012       0.05        1.15 - 2.20        (4.51) - 14.25
                               2011       0.13        1.15 - 2.20       (1.88) - (0.94)

  MSF Loomis Sayles Small Cap  2015       0.05        1.15 - 2.20       (3.88) - (2.77)
     Core Subaccount           2014       0.01        1.15 - 2.20           1.25 - 2.42
                               2013       0.31        1.15 - 2.20         37.63 - 39.22
                               2012         --        1.15 - 2.20         11.77 - 13.07
                               2011       0.04        1.15 - 2.20       (1.82) - (0.69)

  MSF Loomis Sayles Small Cap  2015         --        1.15 - 2.20         (0.78) - 0.27
     Growth Subaccount         2014         --        1.15 - 2.20       (1.26) - (0.22)
                               2013         --        1.15 - 2.20         45.15 - 46.68
                               2012         --        1.15 - 2.20           8.47 - 9.62
                               2011         --        1.15 - 2.20           0.60 - 1.64

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Met/Artisan Mid Cap      2015    21,551,878      3.48 - 4.55      94,425,561
     Value Subaccount          2014    24,196,924      3.93 - 5.09     118,669,726
                               2013    28,625,432      3.95 - 5.06     139,622,050
                               2012    33,885,499      2.96 - 3.74     122,364,566
                               2011    39,227,358      2.71 - 3.39     128,297,188

  MSF MetLife Asset            2015     4,238,251    13.21 - 14.39      60,016,928
     Allocation 20 Subaccount  2014     4,775,040    13.22 - 14.64      68,920,141
                               2013     5,660,242    12.94 - 14.18      79,132,085
                               2012     7,292,959    12.68 - 13.75      99,014,719
                               2011     6,850,429    11.88 - 12.74      86,241,071

  MSF MetLife Asset            2015     8,308,559    13.72 - 15.10     123,735,009
     Allocation 40 Subaccount  2014     9,854,354    14.16 - 15.44     150,208,135
                               2013    11,364,982    13.77 - 14.89     167,044,283
                               2012    12,239,273    12.53 - 13.58     164,236,003
                               2011    13,064,084    11.49 - 12.32     159,343,386

  MSF MetLife Asset            2015    29,181,489    13.98 - 15.64     450,175,674
     Allocation 60 Subaccount  2014    33,947,563    14.48 - 16.03     536,980,259
                               2013    38,014,221    14.09 - 15.43     579,666,964
                               2012    40,075,386    12.21 - 13.23     524,607,576
                               2011    42,712,440    11.02 - 11.82     499,992,633

  MSF MetLife Asset            2015    39,963,794    14.25 - 15.94     628,500,710
     Allocation 80 Subaccount  2014    43,837,426    14.82 - 16.40     709,612,314
                               2013    46,754,770    14.40 - 15.77     728,399,299
                               2012    50,296,027    11.84 - 12.83     638,284,894
                               2011    53,372,509    10.49 - 11.25     594,591,283

  MSF MetLife Mid Cap Stock    2015    14,931,760      2.42 - 2.73      40,115,383
     Index Subaccount          2014    16,872,248      2.53 - 2.84      47,120,563
                               2013    19,063,379      2.28 - 2.63      49,300,976
                               2012    21,850,416      1.76 - 2.00      43,051,751
                               2011    23,658,788      1.53 - 1.73      40,192,782

  MSF MetLife Stock Index      2015    10,221,981      5.51 - 6.76      66,987,285
     Subaccount                2014    11,389,111      5.23 - 6.78      74,895,370
                               2013    12,521,936      4.73 - 6.06      73,596,932
                               2012    13,877,297      3.67 - 4.66      62,563,406
                               2011    15,166,783      3.25 - 4.08      59,866,197

  MSF MFS Total Return         2015     5,092,815     4.94 - 63.68      42,147,849
     Subaccount                2014     5,985,507     4.92 - 64.74      49,656,232
                               2013     7,358,832     4.65 - 60.50      56,360,705
                               2012     8,158,061     4.00 - 51.61      53,660,070
                               2011     9,134,536     3.67 - 46.95      54,923,358

  MSF MFS Value Subaccount     2015    36,537,619     1.27 - 13.63      81,600,868
                               2014    41,049,457     1.29 - 13.84      93,384,518
                               2013    47,559,233     1.18 - 12.67      99,910,703
                               2012    37,585,526      1.21 - 1.42      51,957,406
                               2011    42,354,932      1.06 - 1.24      50,959,834



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF Met/Artisan Mid Cap      2015       1.02        1.15 - 2.20     (11.63) - (10.61)
     Value Subaccount          2014       0.60        1.15 - 2.20         (0.54) - 0.61
                               2013       0.85        1.15 - 2.20         33.54 - 35.09
                               2012       0.87        1.15 - 2.20          9.14 - 10.41
                               2011       0.86        1.15 - 2.20           4.19 - 5.38

  MSF MetLife Asset            2015       2.10        1.15 - 1.95       (2.51) - (1.72)
     Allocation 20 Subaccount  2014       3.97        1.15 - 2.20           2.20 - 3.28
                               2013       3.02        1.15 - 2.20           2.02 - 3.09
                               2012       3.11        1.15 - 2.20           6.79 - 7.92
                               2011       2.38        1.15 - 2.20           1.01 - 2.08

  MSF MetLife Asset            2015       0.28        1.15 - 2.05       (3.08) - (2.20)
     Allocation 40 Subaccount  2014       2.88        1.15 - 2.05           2.80 - 3.73
                               2013       2.52        1.15 - 2.05           8.67 - 9.66
                               2012       2.90        1.15 - 2.20          9.02 - 10.18
                               2011       2.09        1.15 - 2.20       (1.14) - (0.11)

  MSF MetLife Asset            2015       0.53        1.15 - 2.20       (3.42) - (2.40)
     Allocation 60 Subaccount  2014       2.08        1.15 - 2.20           2.76 - 3.85
                               2013       1.93        1.15 - 2.20         15.42 - 16.64
                               2012       2.31        1.15 - 2.20         10.76 - 11.94
                               2011       1.53        1.15 - 2.20       (3.51) - (2.49)

  MSF MetLife Asset            2015       0.33        1.15 - 2.20       (3.84) - (2.82)
     Allocation 80 Subaccount  2014       1.61        1.15 - 2.20           2.94 - 4.02
                               2013       1.45        1.15 - 2.20         21.61 - 22.89
                               2012       1.91        1.15 - 2.20         12.86 - 14.06
                               2011       1.41        1.15 - 2.20       (5.86) - (4.87)

  MSF MetLife Mid Cap Stock    2015       0.94        1.15 - 1.95       (4.50) - (3.73)
     Index Subaccount          2014       0.84        1.15 - 1.95           7.12 - 7.98
                               2013       0.97        1.15 - 2.20         29.94 - 31.31
                               2012       0.77        1.15 - 2.20         14.76 - 15.98
                               2011       0.72        1.15 - 2.20       (4.31) - (3.30)

  MSF MetLife Stock Index      2015       1.53        1.15 - 1.95       (1.04) - (0.24)
     Subaccount                2014       1.52        1.15 - 2.20         10.64 - 11.81
                               2013       1.69        1.15 - 2.20         28.83 - 30.19
                               2012       1.62        1.15 - 2.20         12.90 - 14.10
                               2011       1.52        1.15 - 2.20         (0.58) - 0.49

  MSF MFS Total Return         2015       2.41        1.15 - 2.10       (2.47) - (1.54)
     Subaccount                2014       2.26        1.15 - 2.20           6.01 - 7.12
                               2013       2.42        1.15 - 2.20         16.12 - 17.34
                               2012       2.71        1.15 - 2.20          8.87 - 10.03
                               2011       2.62        1.15 - 2.20         (0.05) - 1.00

  MSF MFS Value Subaccount     2015       2.55        1.15 - 2.20       (2.53) - (1.41)
                               2014       1.59        1.15 - 2.20           8.16 - 9.36
                               2013       1.17        1.15 - 2.20         18.00 - 34.08
                               2012       1.79        1.15 - 2.20         13.77 - 15.06
                               2011       1.42        1.15 - 2.20       (1.57) - (0.32)



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF MSCI EAFE Index            2015    25,735,466      1.26 - 1.45      36,558,314
     Subaccount                  2014    27,616,552      1.30 - 1.48      40,202,603
                                 2013    30,060,411      1.36 - 1.60      47,208,525
                                 2012    32,831,212      1.15 - 1.33      42,868,013
                                 2011    35,406,160      0.99 - 1.14      39,626,666

  MSF Neuberger Berman           2015    32,335,434      2.21 - 2.57      81,246,266
     Genesis Subaccount          2014    37,570,344      2.24 - 2.59      95,137,635
                                 2013    44,237,122      2.06 - 2.62     113,610,753
                                 2012    42,307,991      1.66 - 1.92      79,566,362
                                 2011    48,617,567      1.55 - 1.76      84,186,481

  MSF Russell 2000 Index         2015    13,681,999      2.35 - 2.70      36,091,688
     Subaccount                  2014    15,415,616      2.51 - 2.86      43,088,125
                                 2013    17,763,527      2.35 - 2.76      47,935,785
                                 2012    20,477,220      1.74 - 2.02      40,442,242
                                 2011    22,750,846      1.53 - 1.76      39,141,905

  MSF T. Rowe Price Large Cap    2015    25,756,209     2.24 - 26.39      67,939,647
     Growth Subaccount           2014    29,309,827     2.07 - 24.18      70,710,117
                                 2013    33,495,559     1.95 - 22.50      75,081,697
                                 2012    23,635,941      1.44 - 1.67      38,514,439
                                 2011    25,256,378      1.24 - 1.42      35,124,226

  MSF T. Rowe Price Small Cap    2015     8,514,997      2.69 - 3.28      27,325,553
     Growth Subaccount           2014     9,061,974      2.69 - 3.24      28,694,594
                                 2013    10,399,904      2.58 - 3.07      31,191,510
                                 2012    11,139,207      1.83 - 2.16      23,444,285
                                 2011    11,117,559      1.61 - 1.88      20,434,500

  MSF Western Asset              2015    26,049,445      2.46 - 3.13      78,624,584
     Management Strategic Bond   2014    29,728,141      2.56 - 3.23      92,517,493
     Opportunities Subaccount    2013    33,895,692      2.49 - 3.10     101,309,175
                                 2012    36,941,346      2.52 - 3.11     110,686,505
                                 2011    41,275,440      2.32 - 2.82     112,449,197

  MSF Western Asset              2015    29,385,310      1.56 - 1.93      54,626,884
     Management U.S. Government  2014    34,254,156      1.57 - 1.94      64,144,486
     Subaccount                  2013    38,768,390      1.54 - 1.91      71,587,134
                                 2012    42,979,225      1.58 - 1.95      80,898,906
                                 2011    48,060,527      1.57 - 1.91      88,784,513

  MSF WMC Balanced Subaccount    2015       134,747    50.30 - 63.69       8,194,678
                                 2014       143,973    46.69 - 62.98       8,642,661
                                 2013       165,341    43.28 - 57.77       9,114,958
                                 2012       179,353    36.79 - 48.58       8,310,586
                                 2011       187,088    33.55 - 43.84       7,839,589

  MSF WMC Core Equity            2015    45,734,551      4.21 - 5.36     237,055,645
     Opportunities Subaccount    2014    53,857,693      4.21 - 5.31     276,231,796
                                 2013    65,387,642      3.90 - 4.86     307,249,171
                                 2012    76,453,047      2.99 - 3.68     272,302,821
                                 2011    86,947,327      2.71 - 3.30     278,040,874

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF MSCI EAFE Index            2015       3.04        1.15 - 1.95       (3.19) - (2.41)
     Subaccount                  2014       2.39        1.15 - 1.95       (8.08) - (7.34)
                                 2013       2.92        1.15 - 2.20         18.88 - 20.13
                                 2012       2.93        1.15 - 2.20         15.44 - 16.67
                                 2011       2.32        1.15 - 2.20     (14.54) - (13.70)

  MSF Neuberger Berman           2015       0.24        1.15 - 2.10       (1.66) - (0.72)
     Genesis Subaccount          2014       0.25        1.15 - 2.10       (2.32) - (1.33)
                                 2013       0.57        1.15 - 2.20         25.75 - 36.79
                                 2012       0.21        1.15 - 2.20           7.35 - 8.64
                                 2011       0.63        1.15 - 2.20           3.20 - 4.40

  MSF Russell 2000 Index         2015       0.99        1.15 - 1.95       (6.34) - (5.58)
     Subaccount                  2014       0.97        1.15 - 1.95           2.76 - 3.58
                                 2013       1.39        1.15 - 2.20         35.18 - 36.60
                                 2012       0.95        1.15 - 2.20         13.51 - 14.72
                                 2011       0.88        1.15 - 2.20       (6.36) - (5.38)

  MSF T. Rowe Price Large Cap    2015         --        1.15 - 2.20           8.11 - 9.25
     Growth Subaccount           2014         --        1.15 - 2.20           6.46 - 7.58
                                 2013       0.06        1.15 - 2.20         35.75 - 37.18
                                 2012         --        1.15 - 2.20         16.08 - 17.31
                                 2011         --        1.15 - 2.20       (3.51) - (2.47)

  MSF T. Rowe Price Small Cap    2015         --        1.15 - 2.20           0.23 - 1.29
     Growth Subaccount           2014         --        1.15 - 2.20           4.33 - 5.43
                                 2013       0.14        1.15 - 2.20         41.04 - 42.52
                                 2012         --        1.15 - 2.20         13.37 - 14.58
                                 2011         --        1.15 - 2.20         (0.74) - 0.32

  MSF Western Asset              2015       4.93        1.15 - 2.20       (4.13) - (3.02)
     Management Strategic Bond   2014       5.31        1.15 - 2.20           3.00 - 4.19
     Opportunities Subaccount    2013       4.88        1.15 - 2.20       (1.37) - (0.22)
                                 2012       3.48        1.15 - 2.20          8.86 - 10.02
                                 2011       5.00        1.15 - 2.20           3.53 - 4.72

  MSF Western Asset              2015       2.11        1.15 - 2.10       (1.73) - (0.75)
     Management U.S. Government  2014       1.77        1.15 - 2.20           0.33 - 1.43
     Subaccount                  2013       1.99        1.15 - 2.20       (3.06) - (1.88)
                                 2012       1.95        1.15 - 2.20           0.79 - 1.98
                                 2011       1.34        1.15 - 2.20           2.95 - 4.12

  MSF WMC Balanced Subaccount    2015       1.68        1.15 - 1.95           0.32 - 1.13
                                 2014       1.75        1.15 - 2.20           7.88 - 9.02
                                 2013       2.25        1.15 - 2.20         17.66 - 18.90
                                 2012       2.02        1.15 - 2.20          9.66 - 10.82
                                 2011       2.25        1.15 - 2.20           1.34 - 2.41

  MSF WMC Core Equity            2015       1.61        1.15 - 2.20         (0.08) - 1.10
     Opportunities Subaccount    2014       0.55        1.15 - 2.20           7.95 - 9.18
                                 2013       1.25        1.15 - 2.20         30.46 - 32.00
                                 2012       0.68        1.15 - 2.20         10.15 - 11.41
                                 2011       1.01        1.15 - 2.20       (6.35) - (5.28)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)


  expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014 and 2013 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its former subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its former subsidiary as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 12, 2016

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                      2015       2014
                                                                                   ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $1,495 and $1,528, respectively)......................................... $    1,535 $    1,641
 Mortgage loans (net of valuation allowances of $1 and $1, respectively)..........        121        132
 Policy loans.....................................................................        427        422
 Real estate joint ventures.......................................................          4          4
 Other limited partnership interests..............................................          4          5
 Short-term investments, at estimated fair value..................................         37         63
 Other invested assets............................................................         32         27
                                                                                   ---------- ----------
   Total investments..............................................................      2,160      2,294
Cash and cash equivalents.........................................................         25         15
Accrued investment income.........................................................         27         27
Premiums, reinsurance and other receivables.......................................      1,115      1,074
Deferred policy acquisition costs.................................................        621        675
Other assets......................................................................         25         36
Separate account assets...........................................................      7,920      8,829
                                                                                   ---------- ----------
   Total assets................................................................... $   11,893 $   12,950
                                                                                   ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $      734 $      725
Policyholder account balances.....................................................      1,080      1,051
Other policy-related balances.....................................................        351        348
Policyholder dividends payable....................................................          3          3
Payables for collateral under derivative transactions.............................         15         10
Current income tax payable........................................................          4         13
Deferred income tax liability.....................................................        126        142
Other liabilities.................................................................        474        544
Separate account liabilities......................................................      7,920      8,829
                                                                                   ---------- ----------
   Total liabilities..............................................................     10,707     11,665
                                                                                   ---------- ----------
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares
  issued and outstanding..........................................................          3          3
Additional paid-in capital........................................................        450        450
Retained earnings.................................................................        717        769
Accumulated other comprehensive income (loss).....................................         16         63
                                                                                   ---------- ----------
   Total stockholder's equity.....................................................      1,186      1,285
                                                                                   ---------- ----------
   Total liabilities and stockholder's equity..................................... $   11,893 $   12,950
                                                                                   ========== ==========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                          2015     2014     2013
                                                        -------  -------  -------
Revenues
Premiums............................................... $    43  $    49  $    48
Universal life and investment-type product policy fees.     259      258      266
Net investment income..................................     110      109      106
Other revenues.........................................      (9)     250      243
Net investment gains (losses)..........................       2       (5)       9
Net derivative gains (losses)..........................      56      170     (233)
                                                        -------  -------  -------
 Total revenues........................................     461      831      439
                                                        -------  -------  -------
Expenses
Policyholder benefits and claims.......................     120      119       99
Interest credited to policyholder account balances.....      34       33       33
Policyholder dividends.................................       6        6        6
Other expenses.........................................      95      343      250
                                                        -------  -------  -------
 Total expenses........................................     255      501      388
                                                        -------  -------  -------
Income (loss) before provision for income tax..........     206      330       51
Provision for income tax expense (benefit).............      59       97        9
                                                        -------  -------  -------
Net income (loss)...................................... $   147  $   233  $    42
                                                        =======  =======  =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                        2015     2014     2013
                                                                      -------  -------  -------
Net income (loss).................................................... $   147  $   233  $    42
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (73)      71     (121)
 Unrealized gains (losses) on derivatives............................       6        9        1
 Defined benefit plans adjustment....................................      (6)      11       40
                                                                      -------  -------  -------
Other comprehensive income (loss), before income tax.................     (73)      91      (80)
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      26      (32)      28
                                                                      -------  -------  -------
Other comprehensive income (loss), net of income tax.................     (47)      59      (52)
                                                                      -------  -------  -------
Comprehensive income (loss).......................................... $   100  $   292  $   (10)
                                                                      =======  =======  =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                          Accumulated
                                                     Additional              Other         Total
                                              Common  Paid-in   Retained Comprehensive Stockholder's
                                              Stock   Capital   Earnings Income (Loss)    Equity
                                              ------ ---------- -------- ------------- -------------
Balance at December 31, 2012................. $   3   $   458   $   720   $       56     $   1,237
Dividend paid to Metropolitan Life Insurance
  Company....................................                       (77)                       (77)
Return of capital............................              (8)                                  (8)
Net income (loss)............................                        42                         42
Other comprehensive income (loss), net of
  income tax.................................                                    (52)          (52)
                                              -----   -------   -------   ----------     ---------
Balance at December 31, 2013.................     3       450       685            4         1,142
Dividend paid to Metropolitan Life Insurance
  Company....................................                      (114)                      (114)
Dividend of subsidiary (Note 2)..............                       (35)                       (35)
Net income (loss)............................                       233                        233
Other comprehensive income (loss), net of
  income tax.................................                                     59            59
                                              -----   -------   -------   ----------     ---------
Balance at December 31, 2014.................     3       450       769           63         1,285
Dividend paid to Metropolitan Life Insurance
  Company....................................                      (199)                      (199)
Net income (loss)............................                       147                        147
Other comprehensive income (loss), net of
  income tax.................................                                    (47)          (47)
                                              -----   -------   -------   ----------     ---------
Balance at December 31, 2015................. $   3   $   450   $   717   $       16     $   1,186
                                              =====   =======   =======   ==========     =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       2015     2014     2013
                                                     -------  -------  -------
 Cash flows from operating activities
 Net income (loss).................................. $   147  $   233  $    42
 Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Depreciation and amortization expenses............       1        2        3
  Amortization of premiums and accretion of
    discounts associated with investments, net......      (6)      (4)      (4)
  (Gains) losses on investments, net................      (2)       5       (9)
  (Gains) losses on derivatives, net................     (41)    (175)     225
  (Income) loss from equity method investments,
    net of dividends or distributions...............      --        1       --
  Interest credited to policyholder account
    balances........................................      34       33       33
  Universal life and investment-type product
    policy fees.....................................    (259)    (258)    (266)
  Change in premiums, reinsurance and other
    receivables.....................................      21     (216)       5
  Change in deferred policy acquisition costs, net..      54       70      (30)
  Change in income tax..............................      --       45      (43)
  Change in other assets............................     115      101      118
  Change in insurance-related liabilities and
    policy-related balances.........................      14      (11)     (11)
  Change in other liabilities.......................     (24)     170        6
                                                     -------  -------  -------
 Net cash provided by (used in) operating
  activities........................................      54       (4)      69
                                                     -------  -------  -------
 Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities.........................     543      499      541
  Mortgage loans....................................      22       21        3
  Other limited partnership interests...............       1       --        1
 Purchases of:
  Fixed maturity securities.........................    (555)    (408)    (691)
  Mortgage loans....................................     (10)     (30)     (23)
  Other limited partnership interests...............      --       (1)      (1)
 Cash received in connection with freestanding
  derivatives.......................................       3        5        2
 Cash paid in connection with freestanding
  derivatives.......................................      (2)      (5)      (1)
 Dividend of subsidiary.............................      --      (49)      --
 Net change in policy loans.........................      (5)      (6)      (1)
 Net change in short-term investments...............      27      (41)      50
                                                     -------  -------  -------
 Net cash provided by (used in) investing
  activities........................................      24      (15)    (120)
                                                     -------  -------  -------
 Cash flows from financing activities
 Policyholder account balances:
  Deposits..........................................     251      243      263
  Withdrawals.......................................    (125)    (139)    (119)
 Net change in payables for collateral under
  derivative transactions...........................       5        7        3
 Return of capital..................................      --       --       (8)
 Dividend paid to Metropolitan Life Insurance
  Company...........................................    (199)    (114)     (77)
                                                     -------  -------  -------
 Net cash provided by (used in) financing
  activities........................................     (68)      (3)      62
                                                     -------  -------  -------
 Change in cash and cash equivalents................      10      (22)      11
 Cash and cash equivalents, beginning of year.......      15       37       26
                                                     -------  -------  -------
 Cash and cash equivalents, end of year............. $    25  $    15  $    37
                                                     =======  =======  =======
 Supplemental disclosures of cash flow information
 Net cash paid (received) for:
  Income tax........................................ $    58  $    56  $    54
                                                     =======  =======  =======
 Non-cash transactions:
  Disposal of subsidiary:
    Assets disposed................................. $    --  $    69  $    --
    Liabilities disposed............................      --      (34)      --
                                                     -------  -------  -------
    Net assets disposed.............................      --       35       --
    Cash disposed...................................      --      (49)      --
    Dividend of interests in subsidiary.............      --       14       --
                                                     -------  -------  -------
    (Gain) loss on dividend of interests in
     subsidiary..................................... $    --  $    --  $    --
                                                     =======  =======  =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  New England Life Insurance Company ("NELICO") and its former subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company.

  The Company has principally provided, through a network of general agencies and independent brokers located throughout the United States, life insurance and annuity contracts to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

  NELICO owned 100% of the outstanding common stock of New England Securities Corporation ("NES") prior to its disposition. See Note 2.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of NELICO and its former subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;

    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    .  investments are directed by the contractholder; and

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          3
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Deferred Sales Inducements   4
     ----------------------------------------------------------------------
     Reinsurance                                                        5
     ----------------------------------------------------------------------
     Investments                                                        6
     ----------------------------------------------------------------------
     Derivatives                                                        7
     ----------------------------------------------------------------------
     Fair Value                                                         8
     ----------------------------------------------------------------------
     Employee Benefit Plans                                             11
     ----------------------------------------------------------------------
     Income Tax                                                         12
     ----------------------------------------------------------------------
     Litigation Contingencies                                           13
     ----------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Deferred Policy Acquisition Costs and Deferred Sales Inducements

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts:
  . Term insurance
  . Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Variable deferred annuity contracts
 -----------------------------------------------------------------------------

   See Note 4 for additional information on DAC amortization. Amortization of DAC is included in other expenses.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity Securities

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Invested Assets

    Other invested assets consist of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

    . Social investments which are accounted for under the equity method as described in "-- Real Estate Joint Ventures and Other Limited Partnership Interests" above.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

.. Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

.. the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

.. the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

.. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

   In addition, the Company sponsors a qualified and a nonqualified defined benefit pension plan, as well as other postretirement benefit plans. The Company recognizes the funded status of each of its defined pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees affected by the change.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Net periodic benefit costs are determined using management estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

 Income Tax

   The Company joins with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2015 and 2014. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $5 million and $4 million at December 31, 2015 and 2014, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2015, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $14 million and $13 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $9 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $1 million and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. See Note 2 for information on the disposition of NES.

  Policyholder Dividends

    Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Foreign Currency

    Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate (also, LIBOR). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 7.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

2. Dispositions

  In December 2014, the Company distributed to MLIC as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker dealer subsidiary, NES. The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of subsidiary in retained earnings. As of the date of the dividend payment, the Company no longer consolidated the assets, liabilities and operations of NES.

3. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

   -------------------------------------------------------------------------
   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Participating life                 Aggregate of (i) net level premium
                                        reserves for death and endowment
                                        policy benefits (calculated based
                                        upon the non-forfeiture interest
                                        rate, ranging from 4% to 5% and
                                        mortality rates guaranteed in
                                        calculating the cash surrender
                                        values described in such
                                        contracts); and (ii) the liability
                                        for terminal dividends.
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                        expected future benefit payments
                                        and related expenses less the
                                        present value of expected future
                                        net premiums. Assumptions as to
                                        mortality and persistency are based
                                        upon the Company's experience when
                                        the basis of the liability is
                                        established. Interest rate
                                        assumptions for the aggregate
                                        future policy benefit liabilities
                                        range from 3% to 9%.
   -------------------------------------------------------------------------
   Individual and group               Present value of expected future
   traditional fixed annuities after    payments. Interest rate assumptions
   annuitization                        used in establishing such
                                        liabilities range from 2% to 7%.
   -------------------------------------------------------------------------
   Non-medical health                 The net level premium method and
   insurance                            assumptions as to future morbidity,
                                        withdrawals and interest, which
                                        provide a margin for adverse
                                        deviation. Interest rate
                                        assumptions used in establishing
                                        such liabilities range from 4% to
                                        5%.
   -------------------------------------------------------------------------
   Disabled lives                     Present value of benefits method and
                                        experience assumptions as to claim
                                        terminations, expenses and
                                        interest. Interest rate assumptions
                                        used in establishing such
                                        liabilities range from 3% to 7%.
   -------------------------------------------------------------------------

  Participating business represented 2% of the Company's life insurance in-force at both December 31, 2015 and 2014. Participating policies represented 41%, 42% and 40% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 6%, less expenses, mortality charges and withdrawals.

               New England Life Insurance Company and Subsidiary

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                      Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death
         death even if the account value is     benefits in excess of the projected
         reduced to zero.                       account balance recognizing the
       . An enhanced death benefit may be       excess ratably over the
         available for an additional fee.       accumulation period based on the
                                                present value of total expected
                                                assessments.
                                              . Assumptions are consistent with
                                                those used for amortizing DAC, and
                                                are thus subject to the same
                                                variability and risk.
                                              . Investment performance and
                                                volatility assumptions are
                                                consistent with the historical
                                                experience of the appropriate
                                                underlying equity index, such as
                                                the S&P 500 Index.
                                              . Benefit assumptions are based on
                                                the average benefits payable over a
                                                range of scenarios.
------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income
         determined at the time of issuance     benefits in excess of the projected
         of the variable annuity contract, a    account balance at any future date
         minimum accumulation of purchase       of annuitization and recognizing
         payments, even if the account value    the excess ratably over the
         is reduced to zero, that can be        accumulation period based on
         annuitized to receive a monthly        present value of total expected
         income stream that is not less than    assessments.
         a specified amount.                  . Assumptions are consistent with
       . Certain contracts also provide for     those used for estimating GMDB
         a guaranteed lump sum return of        liabilities.
         purchase premium in lieu of the      . Calculation incorporates an
         annuitization benefit.                 assumption for the percentage of
                                                the potential annuitizations that
                                                may be elected by the
                                                contractholder.
------------------------------------------------------------------------------------
GMWBs  . A return of purchase payment via     . Expected value of the life
         partial withdrawals, even if the       contingent payments and expected
         account value is reduced to zero,      assessments using assumptions
         provided that cumulative               consistent with those used for
         withdrawals in a contract year do      estimating the GMDB liabilities.
         not exceed a certain limit.
       . Certain contracts include
         guaranteed withdrawals that are
         life contingent.

               New England Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                    Variable Life
                                 Annuity Contracts    Contracts
                                 -----------------  -------------
                                                      Secondary
                                  GMDBs     GMIBs    Guarantees      Total
                                 -------  --------  ------------- ----------
                                                (In millions)
   Direct
   Balance at January 1, 2013... $     7  $    100    $       1   $      108
   Incurred guaranteed benefits.       3        (4)          --           (1)
   Paid guaranteed benefits.....      (1)       --           --           (1)
                                 -------  --------    ---------   ----------
   Balance at December 31, 2013.       9        96            1          106
   Incurred guaranteed benefits.       3        16           (1)          18
   Paid guaranteed benefits.....      --        --           --           --
                                 -------  --------    ---------   ----------
   Balance at December 31, 2014.      12       112           --          124
   Incurred guaranteed benefits.       3        18           --           21
   Paid guaranteed benefits.....      (1)       --           --           (1)
                                 -------  --------    ---------   ----------
   Balance at December 31, 2015. $    14  $    130    $      --   $      144
                                 =======  ========    =========   ==========
   Ceded
   Balance at January 1, 2013... $     6  $     34    $      --   $       40
   Incurred guaranteed benefits.       3        (1)          --            2
   Paid guaranteed benefits.....      (1)       --           --           (1)
                                 -------  --------    ---------   ----------
   Balance at December 31, 2013.       8        33           --           41
   Incurred guaranteed benefits.       4        (2)          --            2
   Paid guaranteed benefits.....      --        --           --           --
                                 -------  --------    ---------   ----------
   Balance at December 31, 2014.      12        31           --           43
   Incurred guaranteed benefits.       3         5           --            8
   Paid guaranteed benefits.....      (1)        1           --           --
                                 -------  --------    ---------   ----------
   Balance at December 31, 2015. $    14  $     37    $      --   $       51
                                 =======  ========    =========   ==========
   Net
   Balance at January 1, 2013... $     1  $     66    $       1   $       68
   Incurred guaranteed benefits.      --        (3)          --           (3)
   Paid guaranteed benefits.....      --        --           --           --
                                 -------  --------    ---------   ----------
   Balance at December 31, 2013.       1        63            1           65
   Incurred guaranteed benefits.      (1)       18           (1)          16
   Paid guaranteed benefits.....      --        --           --           --
                                 -------  --------    ---------   ----------
   Balance at December 31, 2014.      --        81           --           81
   Incurred guaranteed benefits.      --        13           --           13
   Paid guaranteed benefits.....      --        (1)          --           (1)
                                 -------  --------    ---------   ----------
   Balance at December 31, 2015. $    --  $     93    $      --   $       93
                                 =======  ========    =========   ==========

               New England Life Insurance Company and Subsidiary

    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2015                            2014
-                                        ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                                  (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $   5,363       $   3,231       $   6,104       $   3,585
Separate account value..................   $   5,008       $   3,084       $   5,730       $   3,436
Net amount at risk......................   $     112 (4)   $     136 (5)   $      65 (4)   $      86 (5)
Average attained age of contractholders.    66 years        64 years        65 years        63 years

                                                     December 31,
                                                 ---------------------
                                                   2015       2014
                                                 --------- -----------
                                                 Secondary Guarantees
                                                 ---------------------
                                                     (In millions)
          Variable Life Contracts
          Total account value (3)............... $   2,195 $     2,281
          Net amount at risk (6)................ $  12,708 $    13,671
          Average attained age of policyholders.  54 years    53 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 5 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the net amount at risk presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

               New England Life Insurance Company and Subsidiary

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2015       2014
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                      Equity......... $    3,687 $    4,110
                      Balanced.......      2,298      2,659
                      Bond...........        631        664
                      Money Market...         65         74
                                      ---------- ----------
                        Total........ $    6,681 $    7,507
                                      ========== ==========

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                        -------------------------------
                                           2015       2014       2013
                                        ---------  ---------  ---------
                                                 (In millions)
       Balance at January 1,........... $      27  $      25  $      24
        Less: Reinsurance recoverables.        21         20         19
                                        ---------  ---------  ---------
       Net balance at January 1,.......         6          5          5
                                        ---------  ---------  ---------
       Incurred related to:
        Current year...................         1          1          1
        Prior years....................        --          1         --
                                        ---------  ---------  ---------
          Total incurred...............         1          2          1
                                        ---------  ---------  ---------
       Paid related to:
        Current year...................        --         --         --
        Prior years....................        (1)        (1)        (1)
                                        ---------  ---------  ---------
          Total paid...................        (1)        (1)        (1)
                                        ---------  ---------  ---------
       Net balance at December 31,.....         6          6          5
        Add: Reinsurance recoverables..        21         21         20
                                        ---------  ---------  ---------
       Balance at December 31,......... $      27  $      27  $      25
                                        =========  =========  =========

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $7.9 billion and $8.8 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk.

               New England Life Insurance Company and Subsidiary

  For each of the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic

               New England Life Insurance Company and Subsidiary variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

  Information regarding DAC was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $    675  $    746  $    716
Capitalizations..................................................       --        20         6
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (7)      (26)       69
 Other expenses..................................................      (47)      (63)      (45)
                                                                  --------  --------  --------
   Total amortization............................................      (54)      (89)       24
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       --        (2)       --
                                                                  --------  --------  --------
Balance at December 31,.......................................... $    621  $    675  $    746
                                                                  ========  ========  ========

  Information regarding DSI was as follows:

                                               Years Ended December 31,
                                           -------------------------------
                                              2015       2014       2013
                                           ---------  ---------  ---------
                                                    (In millions)
     DSI
     Balance at January 1,................ $      20  $      24  $      26
     Amortization.........................        (3)        (3)        (2)
     Unrealized investment gains (losses).        --         (1)        --
                                           ---------  ---------  ---------
     Balance at December 31,.............. $      17  $      20  $      24
                                           =========  =========  =========

5. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to an affiliate.

               New England Life Insurance Company and Subsidiary

The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risk to an affiliate.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $112 million and $114 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $126 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $158 million of net unaffiliated ceded reinsurance recoverables. Of this total, $128 million, or 81%, were with the Company's five largest unaffiliated ceded reinsurers, including $84 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

               New England Life Insurance Company and Subsidiary

  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                               -----------------------------
                                                                  2015      2014      2013
                                                               ---------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $      69  $     76  $     85
Reinsurance ceded.............................................       (26)      (27)      (37)
                                                               ---------  --------  --------
 Net premiums................................................. $      43  $     49  $     48
                                                               =========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $     293  $    302  $    322
Reinsurance ceded.............................................       (34)      (44)      (56)
                                                               ---------  --------  --------
 Net universal life and investment-type product policy fees... $     259  $    258  $    266
                                                               =========  ========  ========
Other revenues
Direct other revenues......................................... $      21  $    255  $    243
Reinsurance ceded.............................................       (30)       (5)       --
                                                               ---------  --------  --------
 Net other revenues........................................... $      (9) $    250  $    243
                                                               =========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $     202  $    163  $    164
Reinsurance ceded.............................................       (82)      (44)      (65)
                                                               ---------  --------  --------
 Net policyholder benefits and claims......................... $     120  $    119  $     99
                                                               =========  ========  ========
Other expenses
Direct other expenses......................................... $     105  $    351  $    254
Reinsurance ceded.............................................       (10)       (8)       (4)
                                                               ---------  --------  --------
 Net other expenses........................................... $      95  $    343  $    250
                                                               =========  ========  ========

  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                    December 31,
                                 ---------------------------------------------------
                                            2015                      2014
                                 -------------------------- ------------------------
                                                    Total                    Total
                                                   Balance                  Balance
                                  Direct   Ceded    Sheet   Direct  Ceded    Sheet
                                 -------- -------- -------- ------ -------- --------
                                                        (In millions)
Assets
Premiums, reinsurance and other
  receivables................... $     33 $  1,082 $  1,115 $   65 $  1,009 $  1,074
Liabilities
Other liabilities............... $    249 $    225 $    474 $  321 $    223 $    544

               New England Life Insurance Company and Subsidiary

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $398 million and $389 million at December 31, 2015 and 2014, respectively. There were no deposit liabilities on reinsurance at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Insurance Company USA and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                         Years Ended December 31,
                                                         ---------------------
                                                           2015     2014   2013
                                                         -------    ----  ------
                                                             (In millions)
 Premiums
 Reinsurance ceded...................................... $    --    $ (1) $   (2)
 Universal life and investment-type product policy fees
 Reinsurance ceded...................................... $    (7)   $(16) $  (17)
 Other revenues
 Reinsurance ceded...................................... $   (30)   $ (5) $   --
 Policyholder benefits and claims
 Reinsurance ceded...................................... $   (26)   $ (7) $   (4)
 Other expenses
 Reinsurance ceded...................................... $    (6)   $ (3) $    2

  Information regarding the significant effects of ceded affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         Assets
         Premiums, reinsurance and other receivables. $    918 $    841
         Liabilities
         Other liabilities........................... $    172 $    169

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $284 million and $267 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were $13 million, $157 million and ($334) million for the years ended December 31, 2015, 2014 and 2013, respectively.

               New England Life Insurance Company and Subsidiary

  In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to an affiliate reinsurer. As a result of this recapture, the significant effects to the Company at December 31, 2014, were increases in cash and cash equivalents for $150 million, as well as a decrease to premiums, reinsurance and other receivables for $150 million.

  Effective November 1, 2014, the Company entered into an agreement to cede 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. As a result of this reinsurance agreement, the significant effects to the Company at December 31, 2014 were decreases in cash and cash equivalents of $232 million, as well as increases in premiums, reinsurance and other receivables for $243 million, and in other liabilities for $137 million. Also, there was a decrease in other revenues of $7 million for the year ended December 31, 2014. Additionally, this agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $202 million and $157 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were $45 million and $38 million for the years ended December 31, 2015 and 2014, respectively.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $868 million and $811 million of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $354 million and $345 million at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

6. Investments

  See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

               New England Life Insurance Company and Subsidiary

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

 Fixed Maturity Securities AFS by Sector

  The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), ABS and residential mortgage-backed securities ("RMBS").

                                       December 31, 2015                           December 31, 2014
                           ------------------------------------------ -------------------------------------------
                                        Gross Unrealized                           Gross Unrealized
                                     ---------------------- Estimated           ----------------------- Estimated
                           Amortized       Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                             Cost    Gains  Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                           --------- ----- --------- ------ --------- --------- ------ --------- ------ ---------
                                                               (In millions)
Fixed maturity securities
U.S. corporate............ $    731  $  35 $     21  $  --  $    745  $    705  $   59 $      8  $  --  $    756
Foreign corporate.........      311      9       16     --       304       336      14        7     --       343
CMBS......................      141      4        2     --       143       110       5        1     --       114
State and political
 subdivision..............       70     15       --     --        85        83      22       --     --       105
U.S. Treasury and agency..       72     12       --     --        84       153      21       --     --       174
ABS.......................       80      1       --     --        81        36       1       --     --        37
RMBS......................       68      3       --     --        71        90       6       --     --        96
Foreign government........       22     --       --     --        22        15       1       --     --        16
                           --------  ----- --------  -----  --------  --------  ------ --------  -----  --------
  Total fixed maturity
   securities............. $  1,495  $  79 $     39  $  --  $  1,535  $  1,528  $  129 $     16  $  --  $  1,641
                           ========  ===== ========  =====  ========  ========  ====== ========  =====  ========

  The Company held no non-income producing fixed maturity securities at both December 31, 2015 and 2014.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

               New England Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......  $      34    $      346     $      421     $    405      $  289    $  1,495
Estimated fair value.  $      31    $      364     $      415     $    430      $  295    $  1,535

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (CMBS, ABS and RMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2015                         December 31, 2014
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $  233     $  15     $   36     $   6     $  106     $   3      $  20     $    5
Foreign corporate................      73         5         55        11         87         7          9         --
CMBS.............................      54         2          7        --          2        --         24          1
U.S. Treasury and agency.........      11        --         --        --         --        --         --         --
ABS..............................      31        --          5        --          3        --          5         --
RMBS.............................      12        --         --        --         15        --         --         --
Foreign government...............       9        --         --        --          1        --         --         --
                                   ------     -----     ------     -----     ------     -----      -----     ------
 Total fixed maturity securities.  $  423     $  22     $  103     $  17     $  214     $  10      $  58     $    6
                                   ======     =====     ======     =====     ======     =====      =====     ======
Total number of securities in an
  unrealized loss position.......     196                   29                  100                   15
                                   ======               ======               ======                =====

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for

               New England Life Insurance Company and Subsidiary near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

.. The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

.. When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

.. Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

.. When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

               New England Life Insurance Company and Subsidiary

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $23 million during the year ended December 31, 2015 to $39 million. The increase in gross unrealized losses for the year ended December 31, 2015, was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $2 million of the total $39 million of gross unrealized losses were from two fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, both of which were investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                  December 31,
                                    ----------------------------------------
                                            2015                 2014
                                    -------------------  -------------------
                                      Carrying    % of     Carrying    % of
                                        Value     Total      Value     Total
                                    ------------- -----  ------------- -----
                                    (In millions)        (In millions)
  Mortgage loans...................
   Commercial......................    $    63     52.1%   $     70     53.1%
   Agricultural....................         59     48.7          63     47.7
                                       -------    -----    --------    -----
     Subtotal......................        122    100.8         133    100.8
   Valuation allowances............         (1)    (0.8)         (1)    (0.8)
                                       -------    -----    --------    -----
       Total mortgage loans, net...    $   121    100.0%   $    132    100.0%
                                       =======    =====    ========    =====

               New England Life Insurance Company and Subsidiary

   The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 was $11 million, $0 and $0, respectively.

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   At both December 31, 2015 and 2014, the Company had no impaired mortgage loans and all mortgage loans were evaluated collectively for credit losses.

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring

               New England Life Insurance Company and Subsidiary process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

    All of the commercial mortgage loans held at both December 31, 2015 and 2014 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x.

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2015 and 2014 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2015 and 2014.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a

               New England Life Insurance Company and Subsidiary reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during both the years ended December 31, 2015 and 2014.

Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values (see Note 7) and social investments.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and DSI that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                Years Ended December 31,
                                             ------------------------------
                                               2015       2014        2013
                                             -------  ------------- -------
                                                      (In millions)
   Fixed maturity securities................ $    40     $   113    $    39
   Derivatives..............................      17          11          2
   Amounts allocated from DAC and DSI.......      (4)         (4)        (1)
   Deferred income tax benefit (expense)....     (19)        (42)       (14)
                                             -------     -------    -------
   Net unrealized investment gains (losses). $    34     $    78    $    26
                                             =======     =======    =======

  The changes in net unrealized investment gains (losses) were as follows:

                                                         Years Ended December 31,
                                                      ------------------------------
                                                        2015       2014        2013
                                                      -------  ------------- -------
                                                               (In millions)
Balance at January 1,................................ $    78     $    26    $   104
Unrealized investment gains (losses) during the year.     (67)         83       (120)
Unrealized investment gains (losses) relating to:
 DAC and DSI.........................................      --          (3)        --
 Deferred income tax benefit (expense)...............      23         (28)        42
                                                      -------     -------    -------
Balance at December 31,.............................. $    34     $    78    $    26
                                                      =======     =======    =======
Change in net unrealized investment gains (losses)... $   (44)    $    52    $   (78)
                                                      =======     =======    =======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity at December 31, 2015. There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at December 31, 2014.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                December 31,
                                                              -----------------
                                                                2015     2014
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $      4 $      4
 Invested assets pledged as collateral (1)...................        1        1
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $      5 $      5
                                                              ======== ========

--------

(1)The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at both December 31, 2015 and 2014.

               New England Life Insurance Company and Subsidiary

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2015                 2014
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (CMBS, ABS and RMBS) (2).  $  295    $  295     $  247    $  247
 U.S. corporate.................................      13        13         14        14
Other investments (3)...........................       4         5         18        19
                                                  ------    ------     ------    ------
   Total........................................  $  312    $  313     $  279    $  280
                                                  ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other investments is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and other limited partnership interests.

  As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2015, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

Net Investment Income

  The components of net investment income were as follows:

                                              Years Ended December 31,
                                           -------------------------------
                                             2015       2014        2013
                                           -------- ------------- --------
                                                    (In millions)
     Investment income:
      Fixed maturity securities........... $     80   $     78    $     75
      Mortgage loans......................        6          7           6
      Policy loans........................       24         23          23
      Other limited partnership interests.        1          1           2
      Other...............................        1          2           2
                                           --------   --------    --------
        Subtotal..........................      112        111         108
      Less: Investment expenses...........        2          2           2
                                           --------   --------    --------
        Net investment income............. $    110   $    109    $    106
                                           ========   ========    ========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                          Years Ended December 31,
                                                                         ---------------------------
                                                                          2015      2014       2013
                                                                         ------ ------------- ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings........ $   --    $    (1)   $   --
 Fixed maturity securities -- net gains (losses) on sales and disposals.      1         (4)        9
 Other..................................................................      1         --        --
                                                                         ------    -------    ------
   Total net investment gains (losses).................................. $    2    $    (5)   $    9
                                                                         ======    =======    ======

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $1 million for the year ended December 31, 2015 and less than $1 million for both the years ended December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

 Sales or Disposals and Impairments of Fixed Maturity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                           Years Ended December 31,
                                       --------------------------------
                                         2015        2014        2013
                                       --------  ------------- --------
                                                 (In millions)
       Proceeds....................... $    439    $    388    $    393
                                       ========    ========    ========
       Gross investment gains......... $      6    $      4    $     12
       Gross investment losses........       (5)         (8)         (3)
       OTTI losses....................       --          (1)         --
                                       --------    --------    --------
        Net investment gains (losses). $      1    $     (5)   $      9
                                       ========    ========    ========

Related Party Investment Transactions

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for each of the years ended December 31, 2015, 2014 and 2013. The Company had affiliated net investment income (loss) of less than $1 million for both the years ended December 31, 2015 and 2014 and ($1) million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

7. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

               New England Life Insurance Company and Subsidiary

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

               New England Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                            December 31,
                                                      -------------------------------------------------------------
                                                                 2015                             2014
                                                      ------------------------------- -----------------------------
                                                                 Estimated Fair Value           Estimated Fair Value
                                                               ----------------------          --------------------
                                                       Gross                           Gross
                                                      Notional                        Notional
                     Primary Underlying Risk Exposure  Amount  Assets   Liabilities    Amount    Assets  Liabilities
                     -------------------------------- -------- ------   -----------   -------- --------  -----------
                                                                            (In millions)
Derivatives Designated as Hedging
 Instruments
Cash flow hedges:
 Foreign currency             Foreign
   swaps............           currency
                               exchange rate.........  $  85   $  17      $    --      $  83    $  11      $    --
                                                       -----   -----      -------      -----    -----      -------
   Total qualifying hedges........................        85      17           --         83       11           --
                                                       -----   -----      -------      -----    -----      -------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Foreign currency              Foreign
 swaps..............           currency
                               exchange rate.........      9       2           --         13        1           --
Credit default
 swaps--purchased...          Credit.................      3      --           --          3       --           --
Credit default
 swaps--written.....          Credit.................     33      --           --         33        1           --
                                                       -----   -----      -------      -----    -----      -------
   Total non-designated or
    nonqualifying derivatives.....................        45       2           --         49        2           --
                                                       -----   -----      -------      -----    -----      -------
    Total........................................      $ 130   $  19      $    --      $ 132    $  13      $    --
                                                       =====   =====      =======      =====    =====      =======

  Based on gross notional amounts, a portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                           Years Ended December 31,
                                                         ----------------------------
                                                          2015       2014       2013
                                                         ------- ------------- ------
                                                                 (In millions)
Freestanding derivatives and hedging gains (losses) (1). $     1   $      2    $    2
Embedded derivatives gains (losses).....................      55        168      (235)
                                                         -------   --------    ------
 Total net derivative gains (losses).................... $    56   $    170    $ (233)
                                                         =======   ========    ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

               New England Life Insurance Company and Subsidiary

  The Company recognized net investment income from settlement payments related to qualifying hedges of $2 million, $1 million and $1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $1 million for each of the years ended December 31, 2015, 2014 and 2013.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                            Net
                                                         Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
           Year Ended December 31, 2015
           Foreign currency exchange rate derivatives.   $        1
           Credit derivatives -- written..............           --
                                                         ----------
            Total.....................................   $        1
                                                         ==========
           Year Ended December 31, 2014
           Foreign currency exchange rate derivatives.   $        1
           Credit derivatives -- written..............           --
                                                         ----------
            Total.....................................   $        1
                                                         ==========
           Year Ended December 31, 2013
           Foreign currency exchange rate derivatives.   $       (1)
           Credit derivatives -- written..............            2
                                                         ----------
            Total.....................................   $        1
                                                         ==========

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2015, the amount reclassified into net derivative gains (losses) related to discontinued cash flow hedges was not significant. For both the years ended December 31, 2014 and 2013, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2015, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

  At December 31, 2015 and 2014, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $17 million and $11 million, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there was $6 million, $9 million and $1 million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For both the years ended December 31, 2015 and 2014, the amount reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2013, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For each of the years ended December 31, 2015, 2014 and 2013, there were no amounts reclassified to net investment income related to foreign currency swaps. For each of the years ended December 31, 2015, 2014 and 2013, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $6 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $33 million at both December 31, 2015 and 2014. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. The amount the Company would have received to terminate all of these contracts at December 31, 2015 was not significant. At December 31, 2014, the Company would have received $1 million to terminate all of these contracts.

               New England Life Insurance Company and Subsidiary

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                   -----------------------------------------------------------------------------
                                                    2015                                   2014
                                   -------------------------------------- --------------------------------------
                                                 Maximum                                Maximum
                                   Estimated      Amount                  Estimated      Amount
                                   Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                   of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of        Default   Credit Default   Years to    Default   Credit Default   Years to
Referenced Credit Obligations (1)    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                         (In millions)                          (In millions)
Baa
Credit default swaps referencing
  indices.........................  $     --    $      22        5.0       $     --    $      22        5.0
B
Credit default swaps referencing
  indices.........................        --           11        5.0              1           11        5.0
                                    --------    ---------                  --------    ---------
 Total............................  $     --    $      33        5.0       $      1    $      33        5.0
                                    ========    =========                  ========    =========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company

               New England Life Insurance Company and Subsidiary has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                           December 31,
                                                                              ---------------------------------------
                                                                                     2015                2014
                                                                              ------------------- -------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement  Assets  Liabilities Assets  Liabilities
----------------------------------------------------------------------------  ------  ----------- ------  -----------
                                                                                           (In millions)
     Gross estimated fair value of derivatives:
      OTC-bilateral (1)...................................................... $   19    $    --   $   12    $    --
      OTC-cleared (1)........................................................     --         --        1         --
                                                                              ------    -------   ------    -------
        Total gross estimated fair value of derivatives (1)..................     19         --       13         --
     Amounts offset on the consolidated balance sheets.......................     --         --       --         --
                                                                              ------    -------   ------    -------
     Estimated fair value of derivatives presented on the consolidated
       balance sheets (1)....................................................     19         --       13         --
     Gross amounts not offset on the consolidated balance sheets:
     Gross estimated fair value of derivatives: (2)
      OTC-bilateral..........................................................     --         --       --         --
      OTC-cleared............................................................     --         --       --         --
     Cash collateral: (3)
      OTC-bilateral..........................................................    (15)        --       (9)        --
      OTC-cleared............................................................     --         --       (1)        --
     Securities collateral: (4)
      OTC-bilateral..........................................................     (1)        --       (1)        --
      OTC-cleared............................................................     --         --       --         --
                                                                              ------    -------   ------    -------
     Net amount after application of master netting agreements and
       collateral............................................................ $    3    $    --   $    2    $    --
                                                                              ======    =======   ======    =======

--------

(1)At both December 31, 2015 and 2014, the amount of income or expense accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The

               New England Life Insurance Company and Subsidiary amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2015 and 2014, the Company did not receive or provide any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2015 and 2014, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At both December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $1 million for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of New England Life Insurance Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both New England Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  At both December 31, 2015 and 2014, the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements and the estimated fair value of the collateral pledged were not significant. At both December 31, 2015 and 2014, there was no incremental collateral that New England Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

               New England Life Insurance Company and Subsidiary

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                           December 31,
                                                                        -----------------
                                           Balance Sheet Location         2015     2014
                                       -------------------------------- -------- --------
                                                                          (In millions)
Net embedded derivatives within asset
  host contracts:
 Ceded guaranteed minimum benefits.... Premiums, reinsurance and other
                                         receivables................... $    486 $    424
Net embedded derivatives within
  liability host contracts:
 Direct guaranteed minimum benefits... Policyholder account balances... $     12 $    (10)

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                              ---------------------------
                                               2015       2014       2013
                                              ------- ------------- -----
                                                      (In millions)
      Net derivative gains (losses) (1), (2). $    55   $    168    $(235)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $2 million, $3 million and ($8) million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($5) million, ($13) million and $26 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 5 for discussion of affiliated net derivative gains (losses).

8. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

               New England Life Insurance Company and Subsidiary

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in

        Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

    Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

    Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

    The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                     December 31, 2015
                                                          ----------------------------------------
                                                            Fair Value Hierarchy
                                                          ------------------------
                                                                                   Total Estimated
                                                          Level 1 Level 2  Level 3   Fair Value
                                                          ------- -------- ------- ---------------
                                                                       (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.......................................... $    -- $    726 $    19    $    745
 Foreign corporate.......................................      --      250      54         304
 CMBS....................................................      --      143      --         143
 State and political subdivision.........................      --       85      --          85
 U.S. Treasury and agency................................      24       60      --          84
 ABS.....................................................      --       59      22          81
 RMBS....................................................      --       57      14          71
 Foreign government......................................      --       22      --          22
                                                          ------- -------- -------    --------
   Total fixed maturity securities.......................      24    1,402     109       1,535
                                                          ------- -------- -------    --------
Short-term investments...................................      --       37      --          37
Derivative assets: (1)
 Foreign currency exchange rate..........................      --       19      --          19
 Credit..................................................      --       --      --          --
                                                          ------- -------- -------    --------
   Total derivative assets...............................      --       19      --          19
                                                          ------- -------- -------    --------
Net embedded derivatives within asset host contracts (2).      --       --     486         486
Separate account assets (3)..............................      --    7,920      --       7,920
                                                          ------- -------- -------    --------
       Total assets...................................... $    24 $  9,378 $   595    $  9,997
                                                          ======= ======== =======    ========
Liabilities
Net embedded derivatives within liability host
  contracts (2).......................................... $    -- $     -- $    12    $     12

               New England Life Insurance Company and Subsidiary

                                                            December 31, 2014
                                                -----------------------------------------
                                                  Fair Value Hierarchy
                                                -------------------------
                                                                             Total Estimated
                                                Level 1  Level 2  Level 3      Fair Value
                                                ------- --------- -------    ---------------
                                                              (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................................ $    -- $     731 $    25       $     756
 Foreign corporate.............................      --       291      52             343
 CMBS..........................................      --       114      --             114
 State and political subdivision...............      --       105      --             105
 U.S. Treasury and agency......................      78        96      --             174
 ABS...........................................      --        25      12              37
 RMBS..........................................      --        80      16              96
 Foreign government............................      --        16      --              16
                                                ------- --------- -------       ---------
   Total fixed maturity securities.............      78     1,458     105           1,641
                                                ------- --------- -------       ---------
Short-term investments.........................      --        63      --              63
Derivative assets: (1)
 Foreign currency exchange rate................      --        12      --              12
 Credit........................................      --         1      --               1
                                                ------- --------- -------       ---------
   Total derivative assets.....................      --        13      --              13
                                                ------- --------- -------       ---------
Net embedded derivatives within asset host
  contracts (2)................................      --        --     424             424
Separate account assets (3)....................      --     8,829      --           8,829
                                                ------- --------- -------       ---------
       Total assets............................ $    78 $  10,363 $   529       $  10,970
                                                ======= ========= =======       =========
Liabilities
Net embedded derivatives within liability host
  contracts (2)................................ $    -- $      -- $  (10)       $    (10)

--------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

               New England Life Insurance Company and Subsidiary

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

  On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

  The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities.

  The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

               New England Life Insurance Company and Subsidiary

  Securities and Short-term Investments

  When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

               New England Life Insurance Company and Subsidiary

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                 Level 3
                       Observable Inputs                      Unobservable Inputs
--------------------------------------------------------------------------------------------
Fixed Maturity Securities
--------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
--------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the   Valuation Techniques: Principally the
              market and income approaches.           market approach.
             Key Inputs:                             Key Inputs:
             . quoted prices in markets that are     . illiquidity premium
                not active                           . delta spread adjustments to reflect
             . benchmark yields; spreads off            specific credit-related issues
                benchmark yields; new issuances;     . credit spreads
                issuer rating                        . quoted prices in markets that are
             . trades of identical or comparable        not active for identical or
                securities; duration                    similar securities that are less
             . Privately-placed securities are          liquid and based on lower levels
                valued using the additional key         of trading activity than
                inputs:                                 securities classified in Level 2
                . market yield curve; call           . independent non-binding broker
                   provisions                           quotations
                . observable prices and spreads
                   for similar public or private
                   securities that incorporate the
                   credit quality and industry
                   sector of the issuer
                . delta spread adjustments to
                   reflect specific credit-related
                   issues
--------------------------------------------------------------------------------------------
 State and political subdivision, U.S. Treasury and agency and Foreign government securities
--------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the   . N/A
              market approach.
             Key Inputs:
             . quoted prices in markets that are
                not active
             . benchmark U.S. Treasury yield or
                other yields
             . the spread off the U.S. Treasury
                yield curve for the identical
                security
             . issuer ratings and issuer spreads;
                broker-dealer quotes
             . comparable securities that are
                actively traded
--------------------------------------------------------------------------------------------
 Structured securities comprised of CMBS, ABS and RMBS
--------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the   Valuation Techniques: Principally the
              market and income approaches.           market and income approaches.
             Key Inputs:                             Key Inputs:
             . quoted prices in markets that are     . credit spreads
             not active                              . quoted prices in markets that are
             . spreads for actively traded              not active for identical or
                securities;                             similar securities that are less
             . spreads off benchmark yields             liquid and based on lower levels
                expected prepayment speeds and          of trading activity than
                volumes                                 securities classified in Level 2
             . current and forecasted loss           . independent non-binding broker
                severity; ratings; geographic           quotations
                region
             . weighted average coupon and
                weighted average maturity
             . average delinquency rates;
                debt-service coverage ratios
             . issuance-specific information,
                including, but not limited to:
                . collateral type; structure of
                   the security; vintage of the
                   loans
                . payment terms of the underlying
                   assets
                . payment priority within the
                   tranche: deal performance
--------------------------------------------------------------------------------------------
 Short-term investments
--------------------------------------------------------------------------------------------
             . Short-term investments are of a       . N/A
                similar nature and class to the
                fixed maturity securities
                described above; accordingly, the
                valuation techniques and
                observable inputs used in their
                valuation are also similar to
                those described above.
--------------------------------------------------------------------------------------------
 Separate Account Assets (1)
--------------------------------------------------------------------------------------------
             Key Input:                              . N/A
             . quoted prices or reported NAV
                provided by the fund managers

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets which include mutual funds and hedge funds.

               New England Life Insurance Company and Subsidiary

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

               New England Life Insurance Company and Subsidiary

  Freestanding Derivatives Valuation Techniques and Key Inputs

     Level 2 includes all types of derivatives utilized by the Company.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

---------------------------------------------------------------------------------
                                Foreign Currency Exchange
         Instrument                        Rate                    Credit
---------------------------------------------------------------------------------
Inputs common to Level 2 by    .  swap yield curve           .  swap yield curve
  instrument type              .  basis curves               .  credit curves
                               .  currency spot rates        .  recovery rates
                               .  cross currency basis
                                  curves
---------------------------------------------------------------------------------

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

               New England Life Insurance Company and Subsidiary

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct guaranteed minimum benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance ceded on certain guaranteed minimum benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

               New England Life Insurance Company and Subsidiary

  Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014.

   Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                         December 31, 2015
                                                                                     --------------------------





                                                                                                       Weighted
                               Valuation Techniques Significant Unobservable Inputs      Range        Average (1)
                               -------------------- -------------------------------  -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign
  corporate................... . Matrix pricing     . Delta spread adjustments (4)     (20) -     70       28
                               . Market pricing     . Quoted prices (5)                 94  -    100       96
                               -----------------------------------------------------------------------------------
 RMBS......................... . Market pricing     . Quoted prices (5)                 83  -     95       92
                               . Consensus pricing  . Offered quotes (5)                --  -     --       --
                               -----------------------------------------------------------------------------------
 ABS.......................... . Market pricing     . Quoted prices (5)                100  -    101      100
                               . Consensus pricing  . Offered quotes (5)               105  -    105      105
                               -----------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed   . Option pricing
  minimum benefits............   techniques         . Mortality rates:
                                                       Ages 0 - 40                       0% -   0.09%
                                                       Ages 41 - 60                   0.04% -   0.65%
                                                       Ages 61 - 115                  0.26% -    100%
                                                    . Lapse rates:
                                                       Durations 1 - 10               0.25% -    100%
                                                       Durations 11 - 20                 3% -    100%
                                                       Durations 21 - 116                3% -    100%
                                                    . Utilization rates                  0% -     25%
                                                    . Withdrawal rates                0.25% -     10%
                                                    . Long-term equity
                                                      volatilities                   17.40% -     25%
                                                    . Nonperformance risk spread      0.04% -   0.52%
                               -----------------------------------------------------------------------------------

                                                                                         December 31, 2014
                                                                                     --------------------------





                                                                                                       Weighted
                               Valuation Techniques Significant Unobservable Inputs      Range        Average (1)
                               -------------------- -------------------------------  -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign
  corporate................... . Matrix pricing     . Delta spread adjustments (4)     (25) -     70       19
                               . Market pricing     . Quoted prices (5)                 18  -    101       98
                               -----------------------------------------------------------------------------------
 RMBS......................... . Market pricing     . Quoted prices (5)                 --  -     --       --
                               . Consensus pricing  . Offered quotes (5)                91  -     95       92
                               -----------------------------------------------------------------------------------
 ABS.......................... . Market pricing     . Quoted prices (5)                100  -    102      101
                               . Consensus pricing  . Offered quotes (5)               100  -    106      101
                               -----------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed   . Option pricing
  minimum benefits............   techniques         . Mortality rates:
                                                       Ages 0 - 40                       0% -   0.10%
                                                       Ages 41 - 60                   0.04% -   0.65%
                                                       Ages 61 - 115                  0.26% -    100%
                                                    . Lapse rates:
                                                       Durations 1 - 10               0.50% -    100%
                                                       Durations 11 - 20                 3% -    100%
                                                       Durations 21 - 116                3% -    100%
                                                    . Utilization rates                 20% -     50%
                                                    . Withdrawal rates                0.07% -     10%
                                                    . Long-term equity
                                                      volatilities                   17.40% -     25%
                                                    . Nonperformance risk spread      0.03% -   0.46%
                               -----------------------------------------------------------------------------------





                                                                                        Impact of
                                                                                     Increase in Input
                                                                                       on Estimated
                               Valuation Techniques Significant Unobservable Inputs   Fair Value (2)
                               -------------------- -------------------------------  -----------------
Fixed maturity securities (3)
 U.S. corporate and foreign
  corporate................... . Matrix pricing     . Delta spread adjustments (4)      Decrease
                               . Market pricing     . Quoted prices (5)                 Increase
                               ------------------------------------------------------------------------
 RMBS......................... . Market pricing     . Quoted prices (5)               Increase (6)
                               . Consensus pricing  . Offered quotes (5)              Increase (6)
                               ------------------------------------------------------------------------
 ABS.......................... . Market pricing     . Quoted prices (5)               Increase (6)
                               . Consensus pricing  . Offered quotes (5)              Increase (6)
                               ------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed   . Option pricing
  minimum benefits............   techniques         . Mortality rates:
                                                       Ages 0 - 40                    Decrease (7)
                                                       Ages 41 - 60                   Decrease (7)
                                                       Ages 61 - 115                  Decrease (7)
                                                    . Lapse rates:
                                                       Durations 1 - 10               Decrease (8)
                                                       Durations 11 - 20              Decrease (8)
                                                       Durations 21 - 116             Decrease (8)
                                                    . Utilization rates               Increase (9)
                                                    . Withdrawal rates                    (10)
                                                    . Long-term equity
                                                      volatilities                    Increase (11)
                                                    . Nonperformance risk spread      Decrease (12)
                               ------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

               New England Life Insurance Company and Subsidiary

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

               New England Life Insurance Company and Subsidiary

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                             ----------------------------------------------------------------------
                                                              Fixed Maturity Securities
                                                             -------------------------------------
                                                             Corporate (1)      Structured (2)      Net Embedded Derivatives (3)
                                                             -------------      --------------      ----------------------------
                                                                                   (In millions)
Balance, January 1, 2014....................................   $      76          $      45                  $      261
Total realized/unrealized gains (losses) included in net
 income (loss) (4) (5)......................................          (1)                --                         168
Total realized/unrealized gains (losses) included in AOCI...          --                 --                          --
Purchases (6)...............................................          19                 16                          --
Sales (6)...................................................          (1)               (18)                         --
Issuances (6)...............................................          --                 --                          --
Settlements (6).............................................          --                 --                           5
Transfers into Level 3 (7)..................................           1                  1                          --
Transfers out of Level 3 (7)................................         (17)               (16)                         --
                                                               ---------          ---------                  ----------
Balance, December 31, 2014..................................          77                 28                         434
Total realized/unrealized gains (losses) included in net
 income (loss) (4) (5)......................................          --                  1                          55
Total realized/unrealized gains (losses) included in AOCI...          (3)                --                          --
Purchases (6)...............................................          --                 11                          --
Sales (6)...................................................          (1)                (3)                         --
Issuances (6)...............................................          --                 --                          --
Settlements (6).............................................          --                 --                         (15)
Transfers into Level 3 (7)..................................           4                 --                          --
Transfers out of Level 3 (7)................................          (4)                (1)                         --
                                                               ---------          ---------                  ----------
Balance, December 31, 2015..................................   $      73          $      36                  $      474
                                                               =========          =========                  ==========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2013 (8)......................................   $      --          $      --                  $     (229)
                                                               =========          =========                  ==========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2014 (8)......................................   $      (1)         $      --                  $      174
                                                               =========          =========                  ==========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2015 (8)......................................   $      --          $      --                  $       63
                                                               =========          =========                  ==========
Gains (Losses) Data for the year ended December 31, 2013
Total realized/unrealized gains (losses) included in net
 income (loss) (4) (5)......................................   $      --          $      --                  $     (235)
Total realized/unrealized gains (losses) included in AOCI...   $      --          $      (1)                 $       --

--------

(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of CMBS, ABS and RMBS.

(3)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated

               New England Life Insurance Company and Subsidiary with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (losses) for net embedded derivatives are reported in net derivatives gains (losses).

(5)Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(6)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                               December 31, 2015
                                  --------------------------------------------
                                             Fair Value Hierarchy
                                           ------------------------
                                                                      Total
                                  Carrying                          Estimated
                                   Value   Level 1 Level 2 Level 3  Fair Value
                                  -------- ------- ------- -------- ----------
                                                 (In millions)
 Assets
 Mortgage loans.................. $    121 $    -- $    -- $    126 $      126
 Policy loans.................... $    427 $    -- $    33 $    555 $      588
 Premiums, reinsurance and other
   receivables................... $    398 $    -- $    -- $    427 $      427
 Liabilities
 Policyholder account balances... $    158 $    -- $    -- $    167 $      167
 Other liabilities............... $     46 $    -- $    -- $     46 $       46
 Separate account liabilities.... $      8 $    -- $     8 $     -- $        8

               New England Life Insurance Company and Subsidiary

                                                          December 31, 2014
                                             --------------------------------------------
                                                        Fair Value Hierarchy
                                                      ------------------------
                                                                                 Total
                                             Carrying                          Estimated
                                              Value   Level 1 Level 2 Level 3  Fair Value
                                             -------- ------- ------- -------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $    132 $    -- $    -- $    140 $      140
Policy loans................................ $    422 $    -- $    28 $    576 $      604
Premiums, reinsurance and other receivables. $    389 $    -- $    -- $    418 $      418
Liabilities
Policyholder account balances............... $    142 $    -- $    -- $    150 $      150
Other liabilities........................... $     97 $    -- $    51 $     46 $       97
Separate account liabilities................ $      3 $    -- $     3 $     -- $        3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

               New England Life Insurance Company and Subsidiary

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

9. Equity

Statutory Equity and Income

  The state of domicile of NELICO imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for NELICO was in excess of 1,600% for all periods presented.

  NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Massachusetts State Division of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting

               New England Life Insurance Company and Subsidiary principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The tables below present amounts from NELICO, which are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                      -----------------------------------
Company                             State of Domicile    2015        2014        2013
----------------------------------- ----------------- ----------- ----------- -----------
                                                                 (In millions)
New England Life Insurance Company.   Massachusetts   $       157 $       303 $       103

  Statutory capital and surplus was as follows at:

                                                   December 31,
                                              -----------------------
          Company                                2015        2014
          ----------------------------------- ----------- -----------
                                                   (In millions)
          New England Life Insurance Company. $       632 $       675

Dividend Restrictions

  The table below sets forth the dividends permitted to be paid by NELICO without insurance regulatory approval and dividends paid:

                                          2016           2015          2014
                                    ----------------- ----------- -----------
                                    Permitted Without
Company                               Approval (1)     Paid (2)      Paid (2)
----------------------------------- ----------------- ----------- -----------
                                                    (In millions)
New England Life Insurance Company.    $       156    $       199 $       227 (3)

--------

(1)Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

               New England Life Insurance Company and Subsidiary

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, NELICO distributed shares of its former subsidiary, NES, to MLIC as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis and also paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                        Unrealized                        Defined
                                                     Investment Gains   Unrealized Gains  Benefit
                                                     (Losses), Net of     (Losses) on      Plans
                                                    Related Offsets (1)   Derivatives    Adjustment   Total
                                                    ------------------- ---------------- ---------- ---------
                                                                          (In millions)
Balance at December 31, 2012.......................     $       104       $        --    $     (48) $      56
OCI before reclassifications.......................            (110)                1           46        (63)
Deferred income tax benefit (expense)..............              39                --          (16)        23
                                                        -----------       -----------    ---------  ---------
  AOCI before reclassifications, net of income tax.              33                 1          (18)        16
Amounts reclassified from AOCI.....................             (11)               --           (6)       (17)
Deferred income tax benefit (expense)..............               3                --            2          5
                                                        -----------       -----------    ---------  ---------
  Amounts reclassified from AOCI, net of income
   tax.............................................              (8)               --           (4)       (12)
                                                        -----------       -----------    ---------  ---------
Balance at December 31, 2013.......................              25                 1          (22)         4
OCI before reclassifications.......................              66                 9            6         81
Deferred income tax benefit (expense)..............             (23)               (3)          (2)       (28)
                                                        -----------       -----------    ---------  ---------
  AOCI before reclassifications, net of income tax.              68                 7          (18)        57
Amounts reclassified from AOCI.....................               5                --            5         10
Deferred income tax benefit (expense)..............              (2)               --           (2)        (4)
                                                        -----------       -----------    ---------  ---------
  Amounts reclassified from AOCI, net of income
   tax.............................................               3                --            3          6
                                                        -----------       -----------    ---------  ---------
Balance at December 31, 2014.......................              71                 7          (15)        63
OCI before reclassifications.......................             (72)                6          (10)       (76)
Deferred income tax benefit (expense)..............              24                (2)           4         26
                                                        -----------       -----------    ---------  ---------
  AOCI before reclassifications, net of income tax.              23                11          (21)        13
Amounts reclassified from AOCI.....................              (1)               --            4          3
Deferred income tax benefit (expense)..............               1                --           (1)        --
                                                        -----------       -----------    ---------  ---------
  Amounts reclassified from AOCI, net of income
   tax.............................................              --                --            3          3
                                                        -----------       -----------    ---------  ---------
Balance at December 31, 2015.......................     $        23       $        11    $     (18) $      16
                                                        ===========       ===========    =========  =========

--------

(1)See Note 6 for information on offsets to investments related to DAC and DSI.

               New England Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                   Consolidated Statement of Operations
                                                                                     and Comprehensive Income (Loss)
AOCI Components                                  Amounts Reclassified from AOCI                 Locations
--------------------------------------------  -----------------------------------  ------------------------------------
                                                    Years Ended December 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ---------  ------------- ----------
                                                         (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................. $       1  $         (5) $       10     Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................         1            --           1     Net investment income
  Net unrealized investment gains
   (losses)..................................        (1)           --          --     Net derivative gains (losses)
                                              ---------  ------------  ----------
  Net unrealized investment gains (losses),
   before income tax.........................         1            (5)         11
  Income tax (expense) benefit...............        (1)            2          (3)
                                              ---------  ------------  ----------
  Net unrealized investment gains (losses),
   net of income tax......................... $      --  $         (3) $        8
                                              =========  ============  ==========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains
   (losses).................................. $      (2) $         (1) $        2
  Amortization of prior service (costs)
   credit....................................        (2)           (4)          4
                                              ---------  ------------  ----------
    Amortization of defined benefit plan
     items, before income tax................        (4)           (5)          6
    Income tax (expense) benefit.............         1             2          (2)
                                              ---------  ------------  ----------
    Amortization of defined benefit plan
     items, net of income tax................ $      (3) $         (3) $        4
                                              =========  ============  ==========
Total reclassifications, net of income tax... $      (3) $         (6) $       12
                                              =========  ============  ==========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 11.

               New England Life Insurance Company and Subsidiary

10. Other Expenses

  Information on other expenses was as follows:

                                                            Years Ended December 31,
                                                          ---------------------------
                                                            2015     2014      2013
                                                          -------  --------  --------
                                                                 (In millions)
Compensation............................................. $    10  $     11  $     24
Pension, postretirement and postemployment benefit costs.      10        27        19
Commissions (1)..........................................      (7)      170       178
Volume-related costs.....................................       5         1        --
Affiliated interest costs on ceded reinsurance...........       2         2         2
Capitalization of DAC....................................      --       (20)       (6)
Amortization of DAC......................................      54        89       (24)
Premium taxes, licenses and fees.........................       5         8         8
Professional services....................................       1         2         3
Other....................................................      15        53        46
                                                          -------  --------  --------
 Total other expenses.................................... $    95  $    343  $    250
                                                          =======  ========  ========

--------

(1)See Note 2 for information on the disposition of NES.

Capitalization and Amortization of DAC

  See Note 4 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions and volume-related costs include the impact of affiliated reinsurance transactions. See Notes 5 and 14 for a discussion of affiliated expenses included in the table above.

11. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company's employees, sales representatives and retirees participate in defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits to certain executive level employees and retirees.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in

               New England Life Insurance Company and Subsidiary accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

  The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $4 million, $2 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the Company's share of net other postretirement expense was less than $1 million for both the years ended December 31, 2015 and 2014 and less than ($1) million for the year ended December 31, 2013. The combined allocated pension and other postretirement benefit expenses are included in the accompanying consolidated statements of operations.

  In addition, the Company sponsors a qualified and a nonqualified defined benefit pension plan, as well as other postretirement benefit plans. The obligations and related net periodic benefit expense associated with these plans are included in the consolidated financial statements and the additional disclosures below. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively. A limited group of active participants continue to have the opportunity to earn eligibility requirements to receive certain benefits in certain pension and other postretirement plans with continuing active service.

               New England Life Insurance Company and Subsidiary

 Obligations and Funded Status

                                                                            December 31,
                                                       ------------------------------------------------------
                                                                  2015                        2014
                                                       --------------------------  --------------------------
                                                                        Other                       Other
                                                         Pension    Postretirement   Pension    Postretirement
                                                       Benefits (1)    Benefits    Benefits (1)    Benefits
                                                       ------------ -------------- ------------ --------------
                                                                            (In millions)
Change in benefit obligations
Benefit obligations at January 1,.....................    $  223        $   30        $  193        $   32
 Service costs........................................        --            --             4             1
 Interest costs.......................................         9             1             9             1
 Plan participants' contributions.....................        --             2            --             2
 Net actuarial (gains) losses.........................       (10)            2            39             5
 Change in benefits and other.........................        --             2           (13)           (7)
 Benefits paid........................................        (9)           (5)           (9)           (4)
                                                          ------        ------        ------        ------
Benefit obligations at December 31,...................       213            32           223            30
                                                          ------        ------        ------        ------
Change in plan assets
Estimated fair value of plan assets at January 1,.....       154            --           133            --
 Actual return on plan assets.........................        (5)           --            22            --
 Plan participants' contributions.....................        --             2            --             2
 Employer contributions...............................         8             3             8             2
 Benefits paid........................................        (9)           (5)           (9)           (4)
                                                          ------        ------        ------        ------
Estimated fair value of plan assets at December 31,...       148            --           154            --
                                                          ------        ------        ------        ------
 Over (under) funded status at December 31,...........    $  (65)       $  (32)       $  (69)       $  (30)
                                                          ======        ======        ======        ======
Amounts recognized on the consolidated balance sheets
 Other liabilities....................................    $  (65)       $  (32)       $  (69)       $  (30)
                                                          ======        ======        ======        ======
AOCI
 Net actuarial (gains) losses.........................    $   27        $   (2)       $   24        $   (4)
 Prior service costs (credit).........................        --             3            --             2
                                                          ------        ------        ------        ------
   AOCI, before income tax............................    $   27        $    1        $   24        $   (2)
                                                          ======        ======        ======        ======
Accumulated benefit obligation........................    $  213           N/A        $  223           N/A
                                                          ======                      ======

--------

(1)Includes nonqualified unfunded plans, for which the aggregate PBO was $63 million and $65 million at December 31, 2015 and 2014, respectively.

               New England Life Insurance Company and Subsidiary

   Information for pension plans with accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                    December 31,
                                                ---------------------
                                                   2015       2014
                                                ---------- ----------
                                                    (In millions)
           Projected benefit obligations....... $      213 $      223
           Accumulated benefit obligations..... $      213 $      223
           Estimated fair value of plan assets. $      148 $      154

   The PBO exceeded assets for all pension plans at both December 31, 2015 and 2014.

 Net Periodic Benefit Costs

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                 Years Ended December 31,
                                          ----------------------------------------------------------------------
                                                   2015                    2014                    2013
                                          ----------------------  ----------------------  ----------------------
                                                       Other                   Other                   Other
                                          Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                          Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                          -------- -------------- -------- -------------- -------- --------------
                                                                       (In millions)
Net periodic benefit costs
 Service costs...........................  $   --     $     --    $     4     $      1     $    5    $        1
 Interest costs..........................       9            1          9            1          9             1
 Settlement and curtailment costs (1)....      --           --         14            2         --            --
 Expected return on plan assets..........      (9)          --         (7)          --         (7)           --
 Amortization of net actuarial (gains)
   losses................................       2           --          1           --          2            --
 Amortization of prior service costs
   (credit)..............................      --            2          1            3          2             2
                                           ------     --------    -------     --------     ------    ----------
   Total net periodic benefit costs
     (credit)............................       2            3         22            7         11             4
                                           ------     --------    -------     --------     ------    ----------
Other changes in plan assets and benefit
  obligations recognized in OCI
 Net actuarial (gains) losses............       5            2         12            1        (24)          (10)
 Prior service costs (credit)............      --            3        (16)          (3)        --            --
 Amortization of net actuarial (gains)
   losses................................      (2)          --         (1)          --         (2)           --
 Amortization of prior service (costs)
   credit................................      --           (2)        (1)          (3)        (2)           (2)
                                           ------     --------    -------     --------     ------    ----------
   Total recognized in OCI...............       3            3         (6)          (5)       (28)          (12)
                                           ------     --------    -------     --------     ------    ----------
     Total recognized in net periodic
       benefit costs and OCI.............  $    5     $      6    $    16     $      2     $  (17)   $       (8)
                                           ======     ========    =======     ========     ======    ==========

--------

(1)The Company sponsored pension and other postretirement plans were amended effective December 31, 2014. See Note 15 for information on a subsequent transaction which will result in a curtailment charge.

               New England Life Insurance Company and Subsidiary

   The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $2 million and $0, and less than ($1) million and $1 million, respectively.

 Assumptions

   Assumptions used in determining benefit obligations were as follows:

                                  Pension Benefits  Other Postretirement Benefits
                                ------------------  -----------------------------
December 31, 2015
Weighted average discount rate.       4.50%                    4.60%
Rate of compensation increase..        N/A                      N/A
December 31, 2014
Weighted average discount rate.       4.10%                    4.10%
Rate of compensation increase..   4.50% - 5.00%                 N/A

   Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits Other Postretirement Benefits
                                                         -------------------- -----------------------------
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                     4.10%
Weighted average expected rate of return on plan assets.        5.75%                      N/A
Rate of compensation increase...........................         N/A                       N/A
Year Ended December 31, 2014
Weighted average discount rate.......................... 5.15% and 4.45% (1)              5.15%
Weighted average expected rate of return on plan assets.        5.75%                      N/A
Rate of compensation increase...........................    4.50% - 5.00%                  N/A
Year Ended December 31, 2013
Weighted average discount rate..........................        4.20%                     4.20%
Weighted average expected rate of return on plan assets.        5.75%                      N/A
Rate of compensation increase...........................    4.50% - 5.00%                  N/A

--------

(1)As a result of the Company sponsored pension plan amendments, a discount rate of 5.15% was used for the period January 1, 2014 through July 31, 2014, and a discount rate of 4.45% was used for the period August 1, 2014 through December 31, 2014.

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

               New England Life Insurance Company and Subsidiary

   The expected rate of return on plan assets for use in that plan's valuation in 2016 is currently anticipated to be 5.75% for pension benefits.

   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                        December 31,
                                                            --------------------------------
                                                                  2015               2014
                                                            ----------------- --------------
                                                            Before Age 65 and Before Age 65 and
                                                            Age 65   older    Age 65   older
                                                            ------ ---------- ------ ----------
Following year.............................................  6.4%    34.9%     5.7%      19.7%
Ultimate rate to which cost increase is assumed to decline.  4.2%    5.9%      4.5%      14.2%
Year in which the ultimate trend rate is reached...........  2093    2020      2083     2017 (1)

--------

(1)The rate is no longer applied after this date as projected employer costs will have reached the plan cap.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components and APBO by less than $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components and APBO by less than $1 million.

   As of December 31, 2014, the improved mortality rate assumption used for all pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife, Inc.'s demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

 Plan Assets

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by MLIC and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, and derivatives.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines

               New England Life Insurance Company and Subsidiary established for each insurance separate account. The assets of the qualified pension plan (the "Invested Plan") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

   The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

                                                December 31,
                                        ---------------------------
                                              2015           2014
                                        ----------------  ----------
                                                 Actual     Actual
                                        Target Allocation Allocation
                                        ------ ---------- ----------
            Asset Class
            Fixed maturity securities..   80%      77%        79%
            Equity securities..........   10%      22%        18%
            Alternative securities (1).   10%       1%         3%
                                                  ---        ---
             Total assets..............           100%       100%
                                                  ===        ===

--------

(1)Alternative securities primarily include short-term investments.

               New England Life Insurance Company and Subsidiary

 Estimated Fair Value

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 8, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

   The pension plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                 December 31, 2015
                                         ---------------------------------
                                          Fair Value Hierarchy
                                         -----------------------
                                                                   Total
                                                                 Estimated
                                                                   Fair
                                         Level 1 Level 2 Level 3   Value
                                         ------- ------- ------- ---------
                                                   (In millions)
     Assets
     Fixed maturity securities:
      Corporate......................... $    -- $    47 $    1  $     48
      U.S. government bonds.............      33       6     --        39
      Foreign bonds.....................      --      12     --        12
      Federal agencies..................      --       6     --         6
      Municipals........................      --       4     --         4
      Other (1).........................      --       5     --         5
                                         ------- ------- ------  --------
        Total fixed maturity securities.      33      80      1       114
                                         ------- ------- ------  --------
     Equity securities:
      Common stock--domestic............      18      --     --        18
      Common stock--foreign.............      14      --     --        14
                                         ------- ------- ------  --------
        Total equity securities.........      32      --     --        32
                                         ------- ------- ------  --------
     Short-term investments.............      --       2     --         2
                                         ------- ------- ------  --------
          Total assets.................. $    65 $    82 $    1  $    148
                                         ======= ======= ======  ========

               New England Life Insurance Company and Subsidiary

                                                 December 31, 2014
                                         ---------------------------------
                                          Fair Value Hierarchy
                                         -----------------------
                                                                   Total
                                                                 Estimated
                                                                   Fair
                                         Level 1 Level 2 Level 3   Value
                                         ------- ------- ------- ---------
                                                  ( In millions)
     Assets
     Fixed maturity securities:
      Corporate......................... $    -- $    49 $    1  $      50
      U.S. government bonds.............      32       7     --         39
      Foreign bonds.....................      --      15     --         15
      Federal agencies..................      --       8     --          8
      Municipals........................      --       3     --          3
      Other (1).........................      --       7     --          7
                                         ------- ------- ------  ---------
        Total fixed maturity securities.      32      89      1        122
                                         ------- ------- ------  ---------
     Equity securities:
      Common stock--domestic............      27      --     --         27
      Common stock--foreign.............       1      --     --          1
                                         ------- ------- ------  ---------
        Total equity securities.........      28      --     --         28
                                         ------- ------- ------  ---------
     Short-term investments.............       2       2     --          4
                                         ------- ------- ------  ---------
          Total assets.................. $    62 $    91 $    1  $     154
                                         ======= ======= ======  =========

--------

(1)Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

   For each of the years ended December 31, 2015, 2014 and 2013, the changes to pension plan assets invested in corporate fixed maturity securities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2016. The Company expects to make discretionary contributions to the qualified pension plan of $2 million in 2016. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $3 million to fund the benefit payments in 2016.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $2 million towards benefit obligations in 2016, to pay postretirement medical claims.

               New England Life Insurance Company and Subsidiary

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits Other Postretirement Benefits
                      ---------------- -----------------------------
                                      (In millions)
           2016......    $       9          $                 3
           2017......    $       9          $                 3
           2018......    $      10          $                 3
           2019......    $      10          $                 3
           2020......    $      11          $                 3
           2021-2025.    $      66          $                12

 Additional Information

   As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by MLIC. Total revenues from these contracts recognized on the consolidated statements of operations were less than $1 million for each of the years ended December 31, 2015, 2014 and 2013, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was ($5) million, $22 million and ($2) million for the years ended December 31, 2015, 2014 and 2013, respectively. The terms of these contracts are consistent in all material respects with those that MLIC offers to unaffiliated parties that are similarly situated.

 Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company made no contributions for the year ended December 31, 2015, and contributed less than $1 million for both the years ended December 31, 2014 and 2013. Effective December 31, 2014, the defined contribution plans were merged into the MetLife Savings & Investment Plan sponsored by MLIC.

12. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2015     2014    2013
                                                    -------  ------- ------
                                                         (In millions)
     Current:
      Federal...................................... $    50  $    74 $   62
     Deferred:
      Federal......................................       9       23    (53)
                                                    -------  ------- ------
        Provision for income tax expense (benefit). $    59  $    97 $    9
                                                    =======  ======= ======

               New England Life Insurance Company and Subsidiary

    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                                  --------------------------
                                                    2015     2014     2013
                                                  -------  -------  --------
                                                         (In millions)
   Tax provision at U.S. statutory rate.......... $    72  $   116  $     18
   Tax effect of:
    Prior year tax...............................       1       (4)       13
    Tax credits..................................      (1)      (1)       (1)
    Tax-exempt income............................      (1)      (1)       --
    Dividends received deduction.................     (12)     (13)      (11)
    Change in valuation allowance................      --       --       (10)
                                                  -------  -------  --------
      Provision for income tax expense (benefit). $    59  $    97  $      9
                                                  =======  =======  ========

    Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        ----------------
                                                          2015     2014
                                                        -------  -------
                                                          (In millions)
      Deferred income tax assets:
       Policyholder liabilities and receivables........ $    18  $    93
       Employee benefits...............................      53       15
       Tax credit carryforwards........................      12        5
       Other...........................................      10       --
                                                        -------  -------
         Total deferred income tax assets..............      93      113
                                                        -------  -------
      Deferred income tax liabilities:
       DAC.............................................     188      200
       Net unrealized investment gains.................      19       42
       Investments, including derivatives..............      12       12
       Other...........................................      --        1
                                                        -------  -------
         Total deferred income tax liabilities.........     219      255
                                                        -------  -------
           Net deferred income tax asset (liability)... $  (126) $  (142)
                                                        =======  =======

   Tax credit carryforwards of $12 million at December 31, 2015 will expire beginning in 2022.

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included $15 million, $13 million and ($2) million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years

               New England Life Insurance Company and Subsidiary under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2003 through 2006 is not expected to have a material impact on the Company's consolidated financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2015     2014    2013
                                                                          ------- -------  -------
                                                                               (In millions)
Balance at January 1,.................................................... $    21 $    22  $    18
Additions for tax positions of prior years...............................      --       1        4
Reductions for tax positions of prior years..............................      --      (2)      --
                                                                          ------- -------  -------
Balance at December 31,.................................................. $    21 $    21  $    22
                                                                          ======= =======  =======
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    20 $    20  $    22
                                                                          ======= =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                    Years Ended December 31,
                                                                  -----------------------------
                                                                    2015       2014      2013
                                                                  --------- -------    --------
                                                                          (In millions)
Interest recognized on the consolidated statements of operations. $      -- $      (1) $      5

                                                                             December 31,
                                                                           -----------------
                                                                             2015     2014
                                                                           -------- --------
                                                                             (In millions)
Interest included in other liabilities on the consolidated balance sheets. $      5 $      5

   The Company had no penalties for each of the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using

               New England Life Insurance Company and Subsidiary the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015 and 2014, the Company recognized an income tax benefit of $12 million and $15 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $1 million related to a true-up of the 2014 tax return.

13. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Litigation

    On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that NELICO violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted the Company's motion to dismiss the action and remanded the action to the Circuit Court for further proceedings. The Company intends to defend this action vigorously.

  Diversified Lending Group

    The Company has been named in fourteen related lawsuits currently pending in California state court in connection with losses that plaintiffs suffered as a result of their investments in Diversified Lending Group. Six of the matters have settled and eight of the cases are still pending. The Company intends to defend these actions vigorously.

  Sales Practices Claims and Regulatory Matters

    The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

               New England Life Insurance Company and Subsidiary

  Summary

    Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At both December 31, 2015 and 2014, the Company held a liability of $1 million. At December 31, 2015 and 2014, the Company held the related assets for premium tax offsets of less than $1 million and $1 million, respectively, for future discounted and undiscounted assessments with respect to impaired, insolvent or failed insurers. At both December 31, 2015 and 2014, the Company held an asset of $1 million for premium tax offsets currently available for paid assessments.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1 million and $2 million at December 31, 2015 and 2014, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants

               New England Life Insurance Company and Subsidiary provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is less than $1 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2015 and 2014.

14. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $39 million, $43 million and $60 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $25 million, $26 million and $27 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $17 million, $48 million and $43 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company also entered into agreements to sell insurance products on behalf of certain affiliates. Expenses incurred by the Company related to these agreements, included in other expenses, were $0, $117 million and $163 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net receivables from affiliates, related to the items discussed above, of $21 million and $49 million at December 31, 2015 and 2014, respectively.

  See Note 2 for information on the disposition of NES.

               New England Life Insurance Company and Subsidiary

  See Notes 5 and 6 for additional information on related party transactions.

15. Subsequent Events

  The Company has evaluated events subsequent to December 31, 2015, through April 12, 2016, which is the date these consolidated financial statements were available to be issued.

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval. Also, the transaction will result in a curtailment charge for certain pension and postretirement benefit plans. The curtailment charge is estimated to be $14 million ($9 million, net of income tax) and will be recognized in 2016.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. Retail business (the "Separation"). MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the SEC filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Equity...................................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  30
     Note 3 -- Dispositions..........................................................................  36
     Note 4 -- Insurance.............................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  44
     Note 6 -- Reinsurance...........................................................................  48
     Note 7 -- Closed Block..........................................................................  55
     Note 8 -- Investments...........................................................................  59
     Note 9 -- Derivatives...........................................................................  84
     Note 10 -- Fair Value...........................................................................  98
     Note 11 -- Goodwill............................................................................. 119
     Note 12 -- Long-term and Short-term Debt........................................................ 121
     Note 13 -- Equity............................................................................... 124
     Note 14 -- Other Expenses....................................................................... 131
     Note 15 -- Employee Benefit Plans............................................................... 132
     Note 16 -- Income Tax........................................................................... 142
     Note 17 -- Contingencies, Commitments and Guarantees............................................ 146
     Note 18 -- Quarterly Results of Operations (Unaudited).......................................... 156
     Note 19 -- Related Party Transactions........................................................... 157
     Note 20 -- Subsequent Events.................................................................... 157
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 159
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 160
 Schedule IV -- Consolidated Reinsurance............................................................. 162

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                 2015        2014
                                                              ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
   fair value (amortized cost: $168,361 and $173,604,
   respectively; includes $103 and $160, respectively,
   relating to variable interest entities)................... $   175,686 $   188,911
 Equity securities available-for-sale, at estimated fair
   value (cost: $1,985 and $1,926, respectively).............       1,949       2,065
 Trading and fair value option securities, at estimated
   fair value (includes $404 and $654, respectively, of
   actively traded securities; and $13 and $15,
   respectively, relating to variable interest entities).....         431         705
 Mortgage loans (net of valuation allowances of $257 and
   $258, respectively; includes $314 and $308,
   respectively, under the fair value option)................      53,722      49,059
 Policy loans................................................       8,134       8,491
 Real estate and real estate joint ventures (includes $0
   and $8, respectively, relating to variable interest
   entities; includes $42 and $78, respectively, of real
   estate held-for-sale).....................................       6,008       7,874
 Other limited partnership interests (includes $27 and $34,
   respectively, relating to variable interest entities).....       4,088       4,926
 Short-term investments, principally at estimated
    fair value...............................................       5,595       4,474
 Other invested assets (includes $43 and $56, respectively,
   relating to variable interest entities)...................      16,869      14,209
                                                              ----------- -----------
   Total investments.........................................     272,482     280,714
Cash and cash equivalents, principally at estimated fair
 value (includes $1 and $2, respectively, relating to
 variable interest entities).................................       4,651       1,993
Accrued investment income (includes $1 and $3,
 respectively, relating to variable interest entities).......       2,250       2,293
Premiums, reinsurance and other receivables (includes $2
 and $2, respectively, relating to variable interest
 entities)...................................................      23,722      23,439
Deferred policy acquisition costs and value of business
 acquired....................................................       6,043       5,975
Current income tax recoverable...............................          36          --
Other assets (includes $3 and $4, respectively, relating to
 variable interest entities).................................       4,397       4,469
Separate account assets......................................     135,939     139,335
                                                              ----------- -----------
    Total assets............................................. $   449,520 $   458,218
                                                              =========== ===========
Liabilities and Equity
Liabilities
Future policy benefits....................................... $   118,914 $   117,402
Policyholder account balances................................      94,420      95,902
Other policy-related balances................................       7,201       5,840
Policyholder dividends payable...............................         624         615
Policyholder dividend obligation.............................       1,783       3,155
Payables for collateral under securities loaned and other
 transactions................................................      21,937      24,167
Short-term debt..............................................         100         100
Long-term debt (includes $61 and $91, respectively, at
 estimated fair value, relating to variable interest
 entities)...................................................       1,715       2,027
Current income tax payable...................................          --          44
Deferred income tax liability................................       2,888       3,835
Other liabilities (includes $2 and $17, respectively,
 relating to variable interest entities).....................      32,755      33,447
Separate account liabilities.................................     135,939     139,335
                                                              ----------- -----------
    Total liabilities........................................     418,276     425,869
                                                              ----------- -----------
Contingencies, Commitments and Guarantees (Note 17)
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000
   shares authorized; 494,466,664 shares issued and
   outstanding...............................................           5           5
 Additional paid-in capital..................................      14,444      14,448
 Retained earnings...........................................      13,738      12,470
 Accumulated other comprehensive income (loss)...............       2,685       5,034
                                                              ----------- -----------
   Total Metropolitan Life Insurance Company stockholder's
    equity...................................................      30,872      31,957
Noncontrolling interests.....................................         372         392
                                                              ----------- -----------
    Total equity.............................................      31,244      32,349
                                                              ----------- -----------
    Total liabilities and equity............................. $   449,520 $   458,218
                                                              =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     2015        2014        2013
                                                                  ----------  ----------  ----------
Revenues
Premiums......................................................... $   21,934  $   21,384  $   20,475
Universal life and investment-type product policy fees...........      2,584       2,466       2,363
Net investment income............................................     11,577      11,893      11,785
Other revenues...................................................      1,536       1,808       1,699
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
    securities....................................................       (49)        (16)        (81)
  Other-than-temporary impairments on fixed maturity securities
    transferred to other comprehensive income (loss)..............        (5)        (10)        (47)
 Other net investment gains (losses).............................        313         169         176
                                                                  ----------  ----------  ----------
   Total net investment gains (losses)...........................        259         143          48
 Net derivative gains (losses)...................................        881       1,037      (1,070)
                                                                  ----------  ----------  ----------
     Total revenues..............................................     38,771      38,731      35,300
                                                                  ----------  ----------  ----------
Expenses
Policyholder benefits and claims.................................     24,527      23,855      23,032
Interest credited to policyholder account balances...............      2,183       2,174       2,253
Policyholder dividends...........................................      1,264       1,240       1,205
Other expenses...................................................      6,258       6,071       5,988
                                                                  ----------  ----------  ----------
     Total expenses..............................................     34,232      33,340      32,478
                                                                  ----------  ----------  ----------
Income (loss) from continuing operations before provision for
  income tax.....................................................      4,539       5,391       2,822
Provision for income tax expense (benefit).......................      1,782       1,532         681
                                                                  ----------  ----------  ----------
Income (loss) from continuing operations, net of income tax......      2,757       3,859       2,141
Income (loss) from discontinued operations, net of income tax....         --          (3)          1
                                                                  ----------  ----------  ----------
Net income (loss)................................................      2,757       3,856       2,142
Less: Net income (loss) attributable to noncontrolling interests.         --          (5)         (7)
                                                                  ----------  ----------  ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company........................................................ $    2,757  $    3,861  $    2,149
                                                                  ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                         2015        2014        2013
                                                                      ----------  ----------  ----------
Net income (loss).................................................... $    2,757  $    3,856  $    2,142
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets........    (4,434)      4,165      (3,337)
  Unrealized gains (losses) on derivatives............................       559       1,288        (691)
  Foreign currency translation adjustments............................      (101)        (44)         22
  Defined benefit plans adjustment....................................       342      (1,001)      1,191
                                                                      ----------  ----------  ----------
Other comprehensive income (loss), before income tax.................     (3,634)      4,408      (2,815)
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      1,285      (1,532)        965
                                                                      ----------  ----------  ----------
Other comprehensive income (loss), net of income tax.................     (2,349)      2,876      (1,850)
                                                                      ----------  ----------  ----------
Comprehensive income (loss)..........................................        408       6,732         292
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................         --          (5)         (7)
                                                                      ----------  ----------  ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $      408  $    6,737  $      299
                                                                      ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                 Accumulated         Total
                                           Additional               Other      Metropolitan Life
                                    Common  Paid-in   Retained  Comprehensive  Insurance Company   Noncontrolling  Total
                                    Stock   Capital   Earnings  Income (Loss) Stockholder's Equity   Interests     Equity
                                    ------ ---------- --------  ------------- -------------------- -------------- --------
Balance at December 31, 2012.......  $ 5    $ 14,510  $  8,631     $ 4,008          $ 27,154           $ 292      $ 27,446
Capital contributions from
 MetLife, Inc......................                3                                       3                             3
Excess tax benefits related to
 stock-based compensation..........                2                                       2                             2
Dividends paid to MetLife, Inc.....                     (1,428)                       (1,428)                       (1,428)
Change in equity of noncontrolling
 interests.........................                                                       --             (35)          (35)
Net income (loss)..................                      2,149                         2,149              (7)        2,142
Other comprehensive income (loss),
 net of income tax.................                                 (1,850)           (1,850)                       (1,850)
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2013.......    5      14,515     9,352       2,158            26,030             250        26,280
Capital contributions from
 MetLife, Inc......................                4                                       4                             4
Returns of capital.................              (76)                                    (76)                          (76)
Excess tax benefits related to
 stock-based compensation..........                5                                       5                             5
Dividends paid to MetLife, Inc.....                       (708)                         (708)                         (708)
Dividend of subsidiary (Note 3)....                        (35)                          (35)                          (35)
Change in equity of noncontrolling
 interests.........................                                                       --             147           147
Net income (loss)..................                      3,861                         3,861              (5)        3,856
Other comprehensive income (loss),
 net of income tax.................                                  2,876             2,876                         2,876
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2014.......    5      14,448    12,470       5,034            31,957             392        32,349
Capital contributions from
 MetLife, Inc......................                4                                       4                             4
Returns of capital.................              (11)                                    (11)                          (11)
Excess tax benefits related to
 stock-based compensation..........                3                                       3                             3
Dividends paid to MetLife, Inc.....                     (1,489)                       (1,489)                       (1,489)
Change in equity of noncontrolling
 interests.........................                                                       --             (20)          (20)
Net income (loss)..................                      2,757                         2,757                         2,757
Other comprehensive income (loss),
 net of income tax.................                                 (2,349)           (2,349)                       (2,349)
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2015.......  $ 5    $ 14,444  $ 13,738     $ 2,685          $ 30,872           $ 372      $ 31,244
                                     ===    ========  ========     =======          ========           =====      ========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                           2015        2014        2013
                                                                                        ----------  ----------  ----------
Cash flows from operating activities
Net income (loss)...................................................................... $    2,757  $    3,856  $    2,142
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................        474         460         429
  Amortization of premiums and accretion of discounts associated with investments, net.       (848)       (664)       (738)
  (Gains) losses on investments and from sales of businesses, net......................       (259)       (138)        (49)
  (Gains) losses on derivatives, net...................................................       (426)       (902)      1,059
  (Income) loss from equity method investments, net of dividends or distributions......        320         374         195
  Interest credited to policyholder account balances...................................      2,183       2,174       2,253
  Universal life and investment-type product policy fees...............................     (2,584)     (2,466)     (2,363)
  Change in trading and fair value option securities...................................        278           2          25
  Change in accrued investment income..................................................        113         242         108
  Change in premiums, reinsurance and other receivables................................       (135)        711        (368)
  Change in deferred policy acquisition costs and value of business acquired, net......        260         271         (82)
  Change in income tax.................................................................        257         229         334
  Change in other assets...............................................................        763         465         471
  Change in insurance-related liabilities and policy-related balances..................      2,628       2,672       3,032
  Change in other liabilities..........................................................       (499)     (1,086)       (381)
  Other, net...........................................................................        (16)          1          (7)
                                                                                        ----------  ----------  ----------
Net cash provided by (used in) operating activities....................................      5,266       6,201       6,060
                                                                                        ----------  ----------  ----------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................     82,744      63,068      71,396
  Equity securities....................................................................        651         186         206
  Mortgage loans.......................................................................     11,189      11,605      10,655
  Real estate and real estate joint ventures...........................................      2,734         976          87
  Other limited partnership interests..................................................      1,185         375         449
Purchases of:
  Fixed maturity securities............................................................    (76,594)    (69,256)    (70,760)
  Equity securities....................................................................       (694)       (173)       (461)
  Mortgage loans.......................................................................    (16,268)    (14,769)    (12,032)
  Real estate and real estate joint ventures...........................................       (823)     (1,876)     (1,427)
  Other limited partnership interests..................................................       (668)       (773)       (675)
Cash received in connection with freestanding derivatives..............................      1,039         740         560
Cash paid in connection with freestanding derivatives..................................     (1,012)     (1,050)     (1,171)
Dividend of subsidiary.................................................................         --         (49)         --
Receipts on loans to affiliates........................................................         --          75          --
Issuances of loans to affiliates.......................................................         --        (100)         --
Purchases of loans to affiliates.......................................................         --        (437)         --
Net change in policy loans.............................................................        357         (70)        (57)
Net change in short-term investments...................................................     (1,117)      1,472         900
Net change in other invested assets....................................................       (603)       (254)       (460)
Net change in property, equipment and leasehold improvements...........................         23        (140)        (76)
Other, net.............................................................................         --          17          --
                                                                                        ----------  ----------  ----------
Net cash provided by (used in) investing activities.................................... $    2,143  $  (10,433) $   (2,866)
                                                                                        ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
          (A Wholly-Owned Subsidiary of MetLife, Inc.) -- (continued)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                               2015       2014       2013
                                                                                            ---------  ---------  ---------
Cash flows from financing activities
Policyholder account balances:
  Deposits................................................................................. $  60,216  $  54,902  $  50,018
  Withdrawals..............................................................................   (61,248)   (51,210)   (52,020)
Net change in payables for collateral under securities loaned and other transactions.......    (2,230)     3,071     (1,365)
Net change in short-term debt..............................................................        --       (320)        75
Long-term debt issued......................................................................       907          4        481
Long-term debt repaid......................................................................      (673)      (390)       (27)
Cash received in connection with redeemable noncontrolling interests.......................        --         --        774
Cash paid in connection with noncontrolling interests......................................      (159)        --         --
Dividends paid to MetLife, Inc.............................................................    (1,489)      (708)    (1,428)
Returns of capital.........................................................................       (11)        --         --
Other, net.................................................................................       (64)      (222)        (5)
                                                                                            ---------  ---------  ---------
Net cash provided by (used in) financing activities........................................    (4,751)     5,127     (3,497)
                                                                                            ---------  ---------  ---------
Change in cash and cash equivalents........................................................     2,658        895       (303)
Cash and cash equivalents, beginning of year...............................................     1,993      1,098      1,401
                                                                                            ---------  ---------  ---------
Cash and cash equivalents, end of year..................................................... $   4,651  $   1,993  $   1,098
                                                                                            =========  =========  =========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest................................................................................. $     123  $     150  $     152
                                                                                            =========  =========  =========
  Income tax............................................................................... $   1,217  $   1,304  $     822
                                                                                            =========  =========  =========
Non-cash transactions:
  Capital contributions from MetLife, Inc.................................................. $       4  $       4  $       3
                                                                                            =========  =========  =========
  Fixed maturity securities received in connection with pension risk transfer transactions. $     903  $      --  $      --
                                                                                            =========  =========  =========
  Deconsolidation of real estate investment vehicles (1):
   Reduction of redeemable noncontrolling interests........................................ $      --  $     774  $      --
                                                                                            =========  =========  =========
   Reduction of long-term debt............................................................. $     543  $     413  $      --
                                                                                            =========  =========  =========
   Reduction of real estate and real estate joint ventures................................. $     389  $   1,132  $      --
                                                                                            =========  =========  =========
   Increase in noncontrolling interests.................................................... $     153  $      --  $      --
                                                                                            =========  =========  =========
  Issuance of short-term debt.............................................................. $      --  $     245  $      --
                                                                                            =========  =========  =========
  Returns of capital....................................................................... $      --  $      76  $      --
                                                                                            =========  =========  =========
  Disposal of subsidiary:
   Assets disposed......................................................................... $      --  $      69  $      --
   Liabilities disposed....................................................................        --        (34)        --
                                                                                            ---------  ---------  ---------
   Net assets disposed.....................................................................        --         35         --
   Cash disposed...........................................................................        --        (49)        --
   Dividend of interests in subsidiary.....................................................        --         14         --
                                                                                            ---------  ---------  ---------
   Loss on dividend of interests in subsidiary............................................. $      --  $      --  $      --
                                                                                            =========  =========  =========

--------

(1)For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle. See Note 8 for information on the 2014 amounts.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .  such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .  investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Employee Benefit Plans                                                                15
-----------------------------------------------------------------------------------------
Income Tax                                                                            16
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              17
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, policyholder dividends left on deposit and obligations assumed under structured settlement assignments.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

    See Note 4 for additional information on obligations assumed under structured settlement assignments.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying traditional       premiums.
    contracts:
    .  Term insurance
    .  Nonparticipating whole life
       insurance
    .  Traditional group life insurance
    .  Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option ("FVO") securities are stated at estimated fair value and include investments that are actively purchased and sold ("Actively traded securities") and investments for which the FVO has been elected ("FVO securities").

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
                                        .  All derivatives held in relation
                                           to trading portfolios

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of each of its defined pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees affected by the change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Net periodic benefit costs are determined using management estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

 Income Tax

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

 . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

 .  the jurisdiction in which the deferred tax asset was generated;

 . the length of time that carryforward can be utilized in the various taxing jurisdiction;

 . future taxable income exclusive of reversing temporary differences and carryforwards;

 .  future reversals of existing taxable temporary differences;

 .  taxable income in prior carryback years; and

 .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Stock-Based Compensation

    Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2015, 2014 and 2013 which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2015 and 2014, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $720 million and $721 million at December 31, 2015 and 2014, respectively. Related depreciation and amortization expense was $159 million, $123 million and $115 million for the years ended December 31, 2015, 2014 and 2013, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.4 billion and $1.2 billion at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $1.0 billion and $882 million at December 31, 2015 and 2014, respectively. Related amortization expense was $150 million, $145 million and $144 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Goodwill

    Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

    The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

    On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In February 2016, the Financial Accounting Standards Board ("FASB") issued new guidance on leasing transactions (Accounting Standards Update ("ASU") 2016-02, Leases -- Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and requires a modified retrospective transition approach which includes a number of optional practical expedients. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. Consistent with current guidance, leases would be classified as finance or operating leases. However, unlike current guidance, the new guidance will require both types of leases to be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on short-duration insurance contracts (ASU 2015-09, Financial Services -- Insurance (Topic 944):
Disclosures about Short-Duration Contracts). The amendments in this new guidance are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The new guidance should be applied retrospectively by providing comparative disclosures for each period presented, except for those requirements that apply only to the current period. The new guidance requires insurance entities to provide users of financial statements with more

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption will not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

  In May 2015, the FASB issued new guidance on fair value measurement (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 20.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two U.S. businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers long-term care, critical illness, vision and accident & health coverages, as well as prepaid legal plans.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as enterprise-wide strategic initiative restructuring charges, not allocated to the segments, various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients), certain run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes ancillary U.S. direct business, comprised of group and individual products sold through sponsoring organizations, affinity groups and direct to consumer. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

  . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

  . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment,
     (ii) includes income from discontinued real estate operations,
     (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
     (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

  .  Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

  . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

  . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

  . Retail's operating earnings increased (decreased) by $145 million and $74 million, net of ($49) million and ($49) million of income tax expense (benefit), respectively;

  . Group, Voluntary & Worksite Benefits' operating earnings increased (decreased) by ($19) million and ($38) million, net of ($13) million and ($21) million of income tax expense (benefit), respectively;

  . Corporate Benefit Funding's operating earnings increased (decreased) by ($60) million and ($57) million, net of ($41) million and ($25) million of income tax expense (benefit), respectively; and

  . Corporate & Other's operating earnings increased (decreased) by ($66) million and $21 million, net of $103 million and $95 million of income tax expense (benefit), respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

 include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                            Operating Results
                                      ------------------------------------------------------------
                                                     Group,
                                                   Voluntary    Corporate
                                                   & Worksite    Benefit    Corporate                              Total
Year Ended December 31, 2015            Retail      Benefits     Funding     & Other      Total     Adjustments Consolidated
------------------------------------- ----------  -----------  ----------  ----------  -----------  ----------- ------------
                                                                          (In millions)
Revenues
Premiums............................. $    4,115  $    14,699  $    3,004  $      116  $    21,934  $       --  $    21,934
Universal life and investment-type
 product policy fees.................      1,543          740         201          --        2,484         100        2,584
Net investment income................      5,269        1,825       4,901          38       12,033        (456)      11,577
Other revenues.......................        156          441         287         652        1,536          --        1,536
Net investment gains (losses)........         --           --          --          --           --         259          259
Net derivative gains (losses)........         --           --          --          --           --         881          881
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
  Total revenues.....................     11,083       17,705       8,393         806       37,987         784       38,771
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,547       13,974       5,126          80       25,727          64       25,791
Interest credited to policyholder
 account balances....................        955          151       1,073          --        2,179           4        2,183
Capitalization of DAC................       (449)         (12)        (19)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.........        579           32          20          (1)         630         112          742
Interest expense on debt.............          3           --           4         115          122          --          122
Other expenses.......................      1,873        2,246         474       1,280        5,873           3        5,876
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
  Total expenses.....................      9,508       16,391       6,678       1,472       34,049         183       34,232
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
Provision for income tax expense
 (benefit)...........................        479          488         596          10        1,573         209        1,782
                                      ----------  -----------  ----------  ----------  -----------              -----------
Operating earnings................... $    1,096  $       826  $    1,119  $     (676)       2,365
                                      ==========  ===========  ==========  ==========
Adjustments to:
  Total revenues.....................                                                          784
  Total expenses.....................                                                         (183)
  Provision for income tax
   (expense) benefit.................                                                         (209)
                                                                                       -----------
Income (loss) from continuing
 operations, net of income tax.......                                                  $     2,757              $     2,757
                                                                                       ===========              ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                      Group,
                                                    Voluntary   Corporate
                                                    & Worksite   Benefit    Corporate
At December 31, 2015                       Retail    Benefits    Funding     & Other    Total
---------------------------------------  ---------- ---------- ------------ --------- ----------
                                                              (In millions)
Total assets............................ $  176,776 $  43,770  $    201,251 $  27,723 $  449,520
Separate account assets................. $   56,377 $     638  $     78,924 $      -- $  135,939
Separate account liabilities............ $   56,377 $     638  $     78,924 $      -- $  135,939

                                                          Operating Results
                                      --------------------------------------------------------
                                                    Group,
                                                  Voluntary   Corporate
                                                  & Worksite   Benefit   Corporate                             Total
Year Ended December 31, 2014            Retail     Benefits    Funding    & Other      Total    Adjustments Consolidated
------------------------------------- ----------  ----------  ---------  ---------  ----------  ----------- ------------
                                                                        (In millions)
Revenues
Premiums............................. $    4,081  $   14,381  $   2,794  $     128  $   21,384   $      --   $   21,384
Universal life and investment-type
 product policy fees.................      1,505         716        191         --       2,412          54        2,466
Net investment income................      5,451       1,785      4,777        352      12,365        (472)      11,893
Other revenues.......................        430         415        287        676       1,808          --        1,808
Net investment gains (losses)........         --          --         --         --          --         143          143
Net derivative gains (losses)........         --          --         --         --          --       1,037        1,037
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
  Total revenues.....................     11,467      17,297      8,049      1,156      37,969         762       38,731
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,379      13,823      4,771         77      25,050          45       25,095
Interest credited to policyholder
 account balances....................        988         155      1,020         --       2,163          11        2,174
Capitalization of DAC................       (376)        (17)       (30)        (1)       (424)         --         (424)
Amortization of DAC and VOBA.........        536          26         17         --         579         116          695
Interest expense on debt.............          6           2         10        132         150           1          151
Other expenses.......................      1,750       2,169        478      1,258       5,655          (6)       5,649
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
  Total expenses.....................      9,283      16,158      6,266      1,466      33,173         167       33,340
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
Provision for income tax expense
 (benefit)...........................        684         417        618       (397)      1,322         210        1,532
                                      ----------  ----------  ---------  ---------  ----------               ----------
Operating earnings................... $    1,500  $      722  $   1,165  $      87       3,474
                                      ==========  ==========  =========  =========
Adjustments to:
  Total revenues.....................                                                      762
  Total expenses.....................                                                     (167)
  Provision for income tax
   (expense) benefit.................                                                     (210)
                                                                                    ----------
Income (loss) from continuing
 operations, net of income tax.......                                               $    3,859               $    3,859
                                                                                    ==========               ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2014            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)

Total assets................. $  181,207 $  43,718  $  203,281 $  30,012 $  458,218
Separate account assets...... $   59,710 $     669  $   78,956 $      -- $  139,335
Separate account liabilities. $   59,710 $     669  $   78,956 $      -- $  139,335

                                                          Operating Results
                                      --------------------------------------------------------
                                                    Group,
                                                  Voluntary   Corporate
                                                  & Worksite   Benefit   Corporate                             Total
Year Ended December 31, 2013            Retail     Benefits    Funding    & Other      Total    Adjustments Consolidated
------------------------------------- ----------  ----------  ---------  ---------  ----------  ----------- ------------
                                                                        (In millions)
Revenues
Premiums............................. $    3,992  $   13,732  $   2,675  $      76  $   20,475  $       --   $   20,475
Universal life and investment-type
 product policy fees.................      1,397         688        211         --       2,296          67        2,363
Net investment income................      5,395       1,766      4,516        540      12,217        (432)      11,785
Other revenues.......................        328         404        273        694       1,699          --        1,699
Net investment gains (losses)........         --          --         --         --          --          48           48
Net derivative gains (losses)........         --          --         --         --          --      (1,070)      (1,070)
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
  Total revenues.....................     11,112      16,590      7,675      1,310      36,687      (1,387)      35,300
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,246      13,191      4,723         67      24,227          10       24,237
Interest credited to policyholder
 account balances....................        988         156      1,092         --       2,236          17        2,253
Capitalization of DAC................       (517)        (20)       (25)        --        (562)         --         (562)
Amortization of DAC and VOBA.........        447          25         19         --         491        (230)         261
Interest expense on debt.............          5           1         10        134         150           3          153
Other expenses.......................      2,265       2,023        476      1,341       6,105          31        6,136
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
  Total expenses.....................      9,434      15,376      6,295      1,542      32,647        (169)      32,478
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
Provision for income tax expense
 (benefit)...........................        530         425        487       (326)      1,116        (435)         681
                                      ----------  ----------  ---------  ---------  ----------               ----------
Operating earnings................... $    1,148  $      789  $     893  $      94       2,924
                                      ==========  ==========  =========  =========
Adjustments to:
  Total revenues.....................                                                   (1,387)
  Total expenses.....................                                                      169
  Provision for income tax
   (expense) benefit.................                                                      435
                                                                                    ----------
Income (loss) from continuing
 operations, net of income tax.......                                               $    2,141               $    2,141
                                                                                    ==========               ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2015     2014    2013
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,811  $13,865 $13,482
     Accident & health insurance..................   7,475    7,247   6,873
     Annuities....................................   4,548    4,352   4,007
     Non-insurance................................     220      194     175
                                                   -------  ------- -------
       Total...................................... $26,054  $25,658 $24,537
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.7 billion, $2.8 billion and $2.5 billion for the years ended December 31, 2015, 2014 and 2013, respectively, which represented 10%, 11% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

3. Dispositions

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife, Inc., as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                        December 31,
                                                     -------------------
                                                       2015      2014
                                                     --------- ---------
                                                        (In millions)
       Retail....................................... $  92,618 $  91,868
       Group, Voluntary & Worksite Benefits.........    29,670    28,805
       Corporate Benefit Funding....................    97,719    97,953
       Corporate & Other............................       528       518
                                                     --------- ---------
         Total...................................... $ 220,535 $ 219,144
                                                     ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

    Product Type:                     Measurement Assumptions:
    ------------------------------------------------------------------------
    Participating life                Aggregate of (i) net level premium
                                        reserves for death and endowment
                                        policy benefits (calculated based
                                        upon the non-forfeiture interest
                                        rate, ranging from 3% to 7%, and
                                        mortality rates guaranteed in
                                        calculating the cash surrender
                                        values described in such
                                        contracts); and (ii) the liability
                                        for terminal dividends.
    ------------------------------------------------------------------------
    Nonparticipating life             Aggregate of the present value of
                                        expected future benefit payments
                                        and related expenses less the
                                        present value of expected future
                                        net premiums. Assumptions as to
                                        mortality and persistency are based
                                        upon the Company's experience when
                                        the basis of the liability is
                                        established. Interest rate
                                        assumptions for the aggregate
                                        future policy benefit liabilities
                                        range from 2% to 11%.
    ------------------------------------------------------------------------
    Individual and group traditional  Present value of expected future
    fixed annuities after               payments. Interest rate assumptions
    annuitization                       used in establishing such
                                        liabilities range from 2% to 11%.
    ------------------------------------------------------------------------
    Non-medical health                The net level premium method and
    insurance                           assumptions as to future morbidity,
                                        withdrawals and interest, which
                                        provide a margin for adverse
                                        deviation. Interest rate
                                        assumptions used in establishing
                                        such liabilities range from 4% to
                                        7%.
    ------------------------------------------------------------------------
    Disabled lives                    Present value of benefits method and
                                        experience assumptions as to claim
                                        terminations, expenses and
                                        interest. Interest rate assumptions
                                        used in establishing such
                                        liabilities range from 2% to 8%.

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2015 and 2014. Participating policies represented 27%, 27% and 28% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            . Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.
        . Certain contracts also provide    . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed with- drawals that
           are life contingent.
 ------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and Variable
                                    Annuity Contracts     Life Contracts
                                    ---------------   ----------------------
                                                      Secondary    Paid-Up
                                    GMDBs    GMIBs    Guarantees  Guarantees  Total
                                    -----    -----    ----------  ---------- ------
                                                   (In millions)
Direct
Balance at January 1, 2013.........  $109    $ 332          $340         $68 $  849
Incurred guaranteed benefits.......    44       58            77           6    185
Paid guaranteed benefits...........    (5)      --            --          --     (5)
                                     ----      -----        ----         --- ------
Balance at December 31, 2013.......   148      390           417          74  1,029
Incurred guaranteed benefits.......    51       68           124           8    251
Paid guaranteed benefits...........    (3)      --            --          --     (3)
                                     ----      -----        ----         --- ------
Balance at December 31, 2014.......   196      458           541          82  1,277
Incurred guaranteed benefits.......    37       80            86           9    212
Paid guaranteed benefits...........    (1)      --            --          --     (1)
                                     ----      -----        ----         --- ------
Balance at December 31, 2015.......  $232    $ 538          $627         $91 $1,488
                                     ====      =====        ====         === ======
Ceded
Balance at January 1, 2013.........  $ 86    $ 110          $265         $47 $  508
Incurred guaranteed benefits.......    39       14            49           4    106
Paid guaranteed benefits...........    (5)      --            --          --     (5)
                                     ----      -----        ----         --- ------
Balance at December 31, 2013.......   120      124           314          51    609
Incurred guaranteed benefits (1)...   (80)    (100)           (9)          6   (183)
Paid guaranteed benefits...........    (3)      --            --          --     (3)
                                     ----      -----        ----         --- ------
Balance at December 31, 2014.......    37       24           305          57    423
Incurred guaranteed benefits.......    14        2            49           6     71
Paid guaranteed benefits...........    (1)      --            --          --     (1)
                                     ----      -----        ----         --- ------
Balance at December 31, 2015.......  $ 50    $  26          $354         $63 $  493
                                     ====      =====        ====         === ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

                                                      Universal and Variable
                                    Annuity Contracts    Life Contracts
                                    ----------------- ---------------------
                                                      Secondary    Paid-Up
                                     GMDBs    GMIBs   Guarantees  Guarantees  Total
                                    -------- -------- ----------  ---------- --------
                                                     (In millions)
Net
Balance at January 1, 2013......... $     23 $    222   $     75     $    21 $    341
Incurred guaranteed benefits.......        5       44         28           2       79
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2013.......       28      266        103          23      420
Incurred guaranteed benefits.......      131      168        133           2      434
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2014.......      159      434        236          25      854
Incurred guaranteed benefits.......       23       78         37           3      141
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2015....... $    182 $    512   $    273     $    28 $    995
                                    ======== ========   ========     ======= ========

--------

(1)  See Note 6.

   Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                    December 31,
                                         ---------------------------------------------------------------
                                                       2015                              2014
                                         -----------------------------     -----------------------------
                                             In the             At             In the             At
                                         Event of Death    Annuitization   Event of Death    Annuitization
                                         --------------   -------------    --------------   -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total account value (2).................  $    59,858      $    27,648      $    62,810      $    29,474
Separate account value..................  $    48,216      $    26,530      $    51,077      $    28,347
Net amount at risk......................  $     1,698 (3)  $       379 (4)  $       702 (3)  $       244 (4)
Average attained age of contractholders.     65 years         63 years         65 years         63 years
Other Annuity Guarantees
Total account value (2).................          N/A      $       406              N/A      $       456
Net amount at risk......................          N/A      $       144 (5)          N/A      $       153 (5)
Average attained age of contractholders.          N/A         56 years              N/A         55 years

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

                                                            December 31,
                                           -----------------------------------------------
                                                    2015                    2014
                                           ----------------------- -----------------------
                                           Secondary    Paid-Up    Secondary    Paid-Up
                                           Guarantees  Guarantees  Guarantees  Guarantees
                                           ----------- ----------- ----------- -----------
                                                            (In millions)
Universal and Variable Life Contracts (1)
Total account value (2)................... $     8,166 $     1,052 $     8,213 $     1,091
Net amount at risk (6).................... $    75,994 $     7,658 $    78,758 $     8,164
Average attained age of policyholders.....    55 years    61 years    54 years    60 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes the contractholder's investments in the general account and separate account, if applicable.

(3)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5)Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

    Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2015      2014
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                       Equity......... $  23,701 $  24,995
                       Balanced.......    21,082    22,759
                       Bond...........     4,454     4,561
                       Money Market...       132       150
                                       --------- ---------
                         Total........ $  49,369 $  52,465
                                       ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from affiliates to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $35.1 billion, $36.7 billion and $26.8 billion, respectively, and repaid $35.5 billion, $31.7 billion and $25.1 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $29.5 billion and $30.3 billion, respectively.

  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2015      2014
                                        --------- ---------
                                           (In millions)
                    FHLB of NY......... $     666 $     661
                    FHLB of Des Moines. $      40 $      50

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                  Liability                Collateral
                           ------------------------ ---------------------
                                              December 31,
                           ----------------------------------------------
                               2015        2014         2015         2014
                           ------------ ----------- ---------     -------
                                             (In millions)
   FHLB of NY (1)......... $     12,570 $    12,570 $  14,085 (2) $15,255 (2)
   Farmer Mac (3)......... $      2,550 $     2,550 $   2,643     $ 2,932
   FHLB of Des Moines (1). $        750 $     1,000 $     851 (2) $ 1,141 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

   including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                           Years Ended December 31,
                                         ----------------------------
                                           2015      2014      2013
                                         --------  --------  --------
                                                 (In millions)
          Balance at January 1,......... $  7,310  $  7,022  $  6,826
            Less: Reinsurance
             recoverables...............      286       290       301
                                         --------  --------  --------
          Net balance at January 1,.....    7,024     6,732     6,525
                                         --------  --------  --------
          Incurred related to:
            Current year................    5,316     5,099     4,762
            Prior years.................       13        --       (12)
                                         --------  --------  --------
             Total incurred.............    5,329     5,099     4,750
                                         --------  --------  --------
          Paid related to:
            Current year................   (3,415)   (3,228)   (3,035)
            Prior years.................   (1,684)   (1,579)   (1,508)
                                         --------  --------  --------
             Total paid.................   (5,099)   (4,807)   (4,543)
                                         --------  --------  --------
          Net balance at December 31,...    7,254     7,024     6,732
            Add: Reinsurance
             recoverables...............      273       286       290
                                         --------  --------  --------
          Balance at December 31,....... $  7,527  $  7,310  $  7,022
                                         ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $79.7 billion and $83.8 billion at December 31, 2015 and 2014, respectively, for which the policyholder

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $56.2 billion and $55.5 billion at December 31, 2015 and 2014, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.25% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  5,905  $  6,338  $  5,752
Capitalizations..................................................      482       424       562
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (111)     (104)      227
 Other expenses..................................................     (624)     (583)     (478)
                                                                  --------  --------  --------
   Total amortization............................................     (735)     (687)     (251)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      325      (170)      495
Other (1)........................................................       --        --      (220)
                                                                  --------  --------  --------
Balance at December 31,..........................................    5,977     5,905     6,338
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................       70        78        80
Amortization related to:
 Other expenses..................................................       (7)       (8)      (10)
                                                                  --------  --------  --------
   Total amortization............................................       (7)       (8)      (10)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................        3        --         8
                                                                  --------  --------  --------
Balance at December 31,..........................................       66        70        78
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  6,043  $  5,975  $  6,416
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified related to affiliated reinsurance agreements accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2015     2014
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,630 $  5,544
            Group, Voluntary & Worksite Benefits.      303      324
            Corporate Benefit Funding............      105      106
            Corporate & Other....................        5        1
                                                  -------- --------
             Total............................... $  6,043 $  5,975
                                                  ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (In millions)
        DSI
        Balance at January 1,................ $   122  $   175  $   180
        Capitalization.......................       8       10       15
        Amortization.........................     (21)     (28)     (20)
        Unrealized investment gains (losses).      21      (35)      --
                                              -------  -------  -------
        Balance at December 31,.............. $   130  $   122  $   175
                                              =======  =======  =======
        VODA and VOCRA
        Balance at January 1,................ $   295  $   325  $   353
        Amortization.........................     (30)     (30)     (28)
                                              -------  -------  -------
        Balance at December 31,.............. $   265  $   295  $   325
                                              =======  =======  =======
        Accumulated amortization............. $   192  $   162  $   132
                                              =======  =======  =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2016.......................... $          4 $          30
           2017.......................... $          6 $          28
           2018.......................... $          5 $          26
           2019.......................... $          5 $          24
           2020.......................... $          5 $          21

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance


  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 90% of the fixed annuities issued by certain affiliates and 100% of certain variable annuity risks issued by an affiliate.

Group, Voluntary & Worksite Benefits

  For certain policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2015       2014       2013
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $  21,497  $  20,963  $  20,290
Reinsurance assumed...........................................     1,679      1,673      1,469
Reinsurance ceded.............................................    (1,242)    (1,252)    (1,284)
                                                               ---------  ---------  ---------
 Net premiums................................................. $  21,934  $  21,384  $  20,475
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $   3,050  $   3,029  $   2,913
Reinsurance assumed...........................................        58         48         41
Reinsurance ceded.............................................      (524)      (611)      (591)
                                                               ---------  ---------  ---------
 Net universal life and investment-type product policy fees... $   2,584  $   2,466  $   2,363
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $     875  $   1,040  $     970
Reinsurance assumed...........................................         5          2         (2)
Reinsurance ceded.............................................       656        766        731
                                                               ---------  ---------  ---------
 Net other revenues........................................... $   1,536  $   1,808  $   1,699
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  24,541  $  23,978  $  23,305
Reinsurance assumed...........................................     1,454      1,416      1,225
Reinsurance ceded.............................................    (1,468)    (1,539)    (1,498)
                                                               ---------  ---------  ---------
 Net policyholder benefits and claims......................... $  24,527  $  23,855  $  23,032
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $   2,240  $   2,227  $   2,322
Reinsurance assumed...........................................        33         35         35
Reinsurance ceded.............................................       (90)       (88)      (104)
                                                               ---------  ---------  ---------
 Net interest credited to policyholder account balances....... $   2,183  $   2,174  $   2,253
                                                               =========  =========  =========
Other expenses
Direct other expenses......................................... $   5,448  $   5,132  $   5,028
Reinsurance assumed...........................................       340        399        427
Reinsurance ceded.............................................       470        540        533
                                                               ---------  ---------  ---------
 Net other expenses........................................... $   6,258  $   6,071  $   5,988
                                                               =========  =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                             -------------------------------------------------------------------------------------
                                                2015                                       2014
                             ------------------------------------------ ------------------------------------------
                                                               Total                                      Total
                                                              Balance                                    Balance
                               Direct    Assumed    Ceded      Sheet      Direct    Assumed    Ceded      Sheet
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
                                                                   (In millions)
Assets
Premiums, reinsurance and
 other receivables.......... $    1,957 $     667 $  21,098  $   23,722 $    1,711 $     649 $  21,079  $   23,439
Deferred policy acquisition
 costs and value of
 business acquired..........      5,973       458      (388)      6,043      6,002       391      (418)      5,975
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
  Total assets.............. $    7,930 $   1,125 $  20,710  $   29,765 $    7,713 $   1,040 $  20,661  $   29,414
                             ========== ========= =========  ========== ========== ========= =========  ==========
Liabilities
Future policy benefits...... $  116,389 $   2,530 $      (5) $  118,914 $  115,143 $   2,259 $      --  $  117,402
Policyholder account
 balances...................     94,080       340        --      94,420     95,601       301        --      95,902
Other policy-related
 balances...................      6,766       392        43       7,201      5,353       455        32       5,840
Other liabilities...........     10,384     6,843    15,528      32,755     10,350     7,020    16,077      33,447
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
  Total liabilities......... $  227,619 $  10,105 $  15,566  $  253,290 $  226,447 $  10,035 $  16,109  $  252,591
                             ========== ========= =========  ========== ========== ========= =========  ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.6 billion and $13.8 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance were $6.5 billion and $6.8 billion at December 31, 2015 and 2014, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MetLife Insurance Company USA ("MetLife USA"), First MetLife Investors Insurance Company ("First MetLife"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                         Years Ended December 31,
                                                        -------------------------
                                                          2015     2014     2013
                                                        -------  -------  -------
                                                              (In millions)
Premiums
Reinsurance assumed.................................... $   701  $   681  $   451
Reinsurance ceded......................................     (40)     (36)     (45)
                                                        -------  -------  -------
  Net premiums......................................... $   661  $   645  $   406
                                                        =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed.................................... $    58  $    48  $    40
Reinsurance ceded......................................    (141)    (240)    (221)
                                                        -------  -------  -------
  Net universal life and investment-type product
   policy fees......................................... $   (83) $  (192) $  (181)
                                                        =======  =======  =======
Other revenues
Reinsurance assumed.................................... $     5  $     2  $    (2)
Reinsurance ceded......................................     607      713      675
                                                        -------  -------  -------
  Net other revenues................................... $   612  $   715  $   673
                                                        =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed.................................... $   652  $   623  $   402
Reinsurance ceded......................................    (106)    (197)    (144)
                                                        -------  -------  -------
  Net policyholder benefits and claims................. $   546  $   426  $   258
                                                        =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed.................................... $    32  $    33  $    31
Reinsurance ceded......................................     (90)     (88)    (102)
                                                        -------  -------  -------
  Net interest credited to policyholder account
   balances............................................ $   (58) $   (55) $   (71)
                                                        =======  =======  =======
Other expenses
Reinsurance assumed.................................... $   245  $   298  $   326
Reinsurance ceded......................................     578      680      653
                                                        -------  -------  -------
  Net other expenses................................... $   823  $   978  $   979
                                                        =======  =======  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2015                2014
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $    280 $  15,466  $    257 $  15,453
Deferred policy acquisition costs and value of business
  acquired..............................................      439      (193)      370      (231)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    719 $  15,273  $    627 $  15,222
                                                         ======== =========  ======== =========
Liabilities
Future policy benefits.................................. $  1,436 $      (5) $  1,146 $      --
Policyholder account balances...........................      326        --       288        --
Other policy-related balances...........................      187        43       264        32
Other liabilities.......................................    6,463    13,000     6,610    13,545
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  8,412 $  13,038  $  8,308 $  13,577
                                                         ======== =========  ======== =========

  The Company ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $8 million and $20 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $12 million, ($39) million and $40 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $712 million and $657 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were $47 million, $497 million and ($1.7) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  Certain contractual features of the closed block reinsurance agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $694 million and $1.1 billion at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivative were $404 million, ($389) million and $664 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  In November 2014, MetLife Insurance Company of Connecticut ("MICC"), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company, and its affiliate, MetLife Investors Insurance Company, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Notes 8 and 9 for information regarding additional related party transactions.

  . In January 2014, the Company entered into an agreement with MICC which reinsured all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of this reinsurance agreement, the significant effects to the Company were increases in other invested assets of $192 million, in other liabilities of $572 million and in future policy benefits of $128 million at December 31, 2014. The Company received a one-time payment of cash and cash equivalents and total investments of $494 million from MICC. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than ($1) million and ($4) million for the years ended December 31, 2015 and 2014, respectively.

  . In October 2014, the Company recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $492 million, and in other liabilities of $432 million, as well as increases in DAC of $30 million and in other policy-related balances of $9 million.

  . In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $719 million, and in other liabilities of $447 million, as well as increases in DAC of $7 million and in cash and cash equivalents of $324 million. There was also an increase in net income of $54 million which was reflected in other income.

  . In November 2014, the Company entered into an agreement to assume 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis from First MetLife. As a result of this reinsurance agreement, the significant effects to the Company were decreases in other liabilities of $269 million at December 31, 2014. The Company made a one-time payment of cash and cash equivalents to First MetLife of $218 million at December 31, 2014. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $122 million and $68 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivative were ($54) million and ($38) million for the years ended December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion at both December 31, 2015 and 2014. The deposit liabilities on affiliated reinsurance were $6.5 billion and $6.7 billion at December 31, 2015 and 2014, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)

in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                             December 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (In millions)
Closed Block Liabilities
Future policy benefits................................. $   41,278  $   41,667
Other policy-related balances..........................        249         265
Policyholder dividends payable.........................        468         461
Policyholder dividend obligation.......................      1,783       3,155
Current income tax payable.............................         --           1
Other liabilities......................................        380         646
                                                        ----------  ----------
   Total closed block liabilities......................     44,158      46,195
                                                        ----------  ----------
Assets Designated to the Closed Block
Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value................................     27,556      29,199
  Equity securities available-for-sale, at estimated
   fair value..........................................        111          91
  Mortgage loans.......................................      6,022       6,076
  Policy loans.........................................      4,642       4,646
  Real estate and real estate joint ventures...........        462         666
  Other invested assets................................      1,066       1,065
                                                        ----------  ----------
   Total investments...................................     39,859      41,743
Cash and cash equivalents..............................        236         227
Accrued investment income..............................        474         477
Premiums, reinsurance and other receivables............         56          67
Current income tax recoverable.........................         11          --
Deferred income tax assets.............................        234         289
                                                        ----------  ----------
   Total assets designated to the closed block.........     40,870      42,803
                                                        ----------  ----------
Excess of closed block liabilities over assets
  designated to the closed block.......................      3,288       3,392
                                                        ----------  ----------
Amounts included in AOCI:
  Unrealized investment gains (losses), net of income
   tax.................................................      1,382       2,291
  Unrealized gains (losses) on derivatives, net of
   income tax..........................................         76          28
  Allocated to policyholder dividend obligation, net
   of income tax.......................................     (1,159)     (2,051)
                                                        ----------  ----------
   Total amounts included in AOCI......................        299         268
                                                        ----------  ----------
Maximum future earnings to be recognized from closed
  block assets and liabilities......................... $    3,587  $    3,660
                                                        ==========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                        Years Ended December 31,
                                                   ---------------------------------
                                                      2015        2014       2013
                                                   ----------  ---------- ----------
                                                             (In millions)
Balance at January 1,............................. $    3,155  $    1,771 $    3,828
Change in unrealized investment and derivative
  gains (losses)..................................     (1,372)      1,384     (2,057)
                                                   ----------  ---------- ----------
Balance at December 31,........................... $    1,783  $    3,155 $    1,771
                                                   ==========  ========== ==========

  Information regarding the closed block revenues and expenses was as follows:

                                                                        Years Ended December 31,
                                                                   ---------------------------------
                                                                      2015        2014       2013
                                                                   ----------  ---------- ----------
                                                                             (In millions)
Revenues
Premiums.......................................................... $    1,850  $    1,918 $    1,987
Net investment income.............................................      1,982       2,093      2,130
Net investment gains (losses).....................................        (23)          7         25
Net derivative gains (losses).....................................         27          20         (6)
                                                                   ----------  ---------- ----------
 Total revenues...................................................      3,836       4,038      4,136
                                                                   ----------  ---------- ----------
Expenses
Policyholder benefits and claims..................................      2,564       2,598      2,702
Policyholder dividends............................................      1,015         988        979
Other expenses....................................................        143         155        165
                                                                   ----------  ---------- ----------
 Total expenses...................................................      3,722       3,741      3,846
                                                                   ----------  ---------- ----------
Revenues, net of expenses before provision for income tax expense
  (benefit).......................................................        114         297        290
Provision for income tax expense (benefit)........................         41         104        101
                                                                   ----------  ---------- ----------
Revenues, net of expenses and provision for income tax expense
  (benefit)....................................................... $       73  $      193 $      189
                                                                   ==========  ========== ==========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                          December 31, 2015                                 December 31, 2014
                          ------------------------------------------------- -------------------------------------------------
                                          Gross Unrealized                                  Gross Unrealized
                           Cost or   ---------------------------             Cost or   ---------------------------
                          Amortized            Temporary  OTTI   Estimated  Amortized            Temporary  OTTI   Estimated
                            Cost       Gains    Losses   Losses  Fair Value   Cost       Gains    Losses   Losses  Fair Value
                          ---------- --------- --------- ------- ---------- ---------- --------- --------- ------- ----------
                                                                     (In millions)
Fixed maturity securities
U.S. corporate........... $   59,305 $   3,763 $  1,511  $    -- $   61,557 $   59,532 $   6,246 $    421  $    -- $   65,357
U.S. Treasury and agency.     36,183     3,638      128       --     39,693     34,391     4,698       19       --     39,070
Foreign corporate........     27,218     1,005    1,427        1     26,795     28,395     1,934      511       --     29,818
RMBS.....................     23,195     1,008      252       36     23,915     26,893     1,493      157       66     28,163
State and political
 subdivision.............      6,070       935       29        2      6,974      5,329     1,197        6       --      6,520
CMBS.....................      6,547       114       82       --      6,579      7,705       241       33       --      7,913
ABS......................      6,665        40      138       --      6,567      8,206       102       82       --      8,226
Foreign government.......      3,178       536      108       --      3,606      3,153       761       70       --      3,844
                          ---------- --------- --------  ------- ---------- ---------- --------- --------  ------- ----------
 Total fixed maturity
  securities............. $  168,361 $  11,039 $  3,675  $    39 $  175,686 $  173,604 $  16,672 $  1,299  $    66 $  188,911
                          ========== ========= ========  ======= ========== ========== ========= ========  ======= ==========
Equity securities
Common stock............. $    1,298 $      46 $    101  $    -- $    1,243 $    1,236 $     142 $     26  $    -- $    1,352
Non-redeemable preferred
 stock...................        687        59       40       --        706        690        53       30       --        713
                          ---------- --------- --------  ------- ---------- ---------- --------- --------  ------- ----------
 Total equity securities. $    1,985 $     105 $    141  $    -- $    1,949 $    1,926 $     195 $     56  $    -- $    2,065
                          ========== ========= ========  ======= ========== ========== ========= ========  ======= ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $6 million with unrealized gains (losses) of less than $1 million and $5 million at December 31, 2015 and 2014, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,323     $  38,390     $  34,613      $  52,628   $  36,407  $  168,361
Estimated fair value.   $  6,252     $  39,432     $  35,000      $  57,941   $  37,061  $  175,686

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, CMBS and ABS) are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $  17,480  $  1,078  $   2,469  $    433  $   8,950   $  260   $  2,251    $  161
U.S. Treasury and agency......    11,683       125        248         3      3,933        6        982        13
Foreign corporate.............     8,823       669      4,049       759      7,052      397      1,165       114
RMBS..........................     6,065       158      1,769       130      3,141       63      1,900       160
State and political
 subdivision..................       767        26         15         5         26       --         76         6
CMBS..........................     2,266        42        509        40        772       20        461        13
ABS...........................     3,211        54      1,817        84      3,147       45        732        37
Foreign government............       961        91         87        17        327       32        265        38
                               ---------  --------  ---------  --------  ---------   ------   --------    ------
 Total fixed maturity
   securities................. $  51,256  $  2,243  $  10,963  $  1,471  $  27,348   $  823   $  7,832    $  542
                               =========  ========  =========  ========  =========   ======   ========    ======
Equity securities
Common stock.................. $     182  $     99  $      19  $      2  $      98   $   26   $      1    $   --
Non-redeemable preferred stock        56         2        132        38         32       --        139        30
                               ---------  --------  ---------  --------  ---------   ------   --------    ------
 Total equity securities...... $     238  $    101  $     151  $     40  $     130   $   26   $    140    $   30
                               =========  ========  =========  ========  =========   ======   ========    ======
Total number of securities in
 an unrealized loss position..     4,167                  807                1,997                 642
                               =========            =========            =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $2.3 billion during the year ended December 31, 2015 to $3.7 billion. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $271 million of the total $3.7 billion of gross unrealized losses were from 50 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $187 million, or 69%, were related to gross unrealized losses on 27 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $84 million, or 31%, were related to gross unrealized losses on 23 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily utility and industrial securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $85 million during the year ended December 31, 2015 to $141 million. Of the $141 million, $31 million were from eight securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $31 million, 68% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                  ----------------------------------------------
                                           2015                    2014
                                  ----------------------  ----------------------
                                    Carrying      % of      Carrying      % of
                                      Value       Total       Value       Total
                                  ------------- --------  ------------- --------
                                  (In millions)           (In millions)
Mortgage loans
  Commercial...................... $   33,440       62.3%  $   32,482       66.2%
  Agricultural....................     11,663       21.7       11,033       22.5
  Residential.....................      8,562       15.9        5,494       11.2
                                   ----------   --------   ----------   --------
   Subtotal......................      53,665       99.9       49,009       99.9
 Valuation allowances............        (257)      (0.5)        (258)      (0.5)
                                   ----------   --------   ----------   --------
   Subtotal mortgage loans, net..      53,408       99.4       48,751       99.4
 Residential -- FVO..............         314        0.6          308        0.6
                                   ----------   --------   ----------   --------
     Total mortgage loans, net...  $   53,722      100.0%  $   49,059      100.0%
                                   ==========   ========   ==========   ========

  The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended December 31, 2015, 2014 and 2013 were $3.0 billion, $1.9 billion and $2.3 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $1.3 billion and $1.8 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

  Purchases of mortgage loans from third parties were $3.9 billion and $4.7 billion for the years ended December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

  Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                          Evaluated Collectively for
                         Evaluated Individually for Credit Losses             Credit Losses            Impaired Loans
                   ------------------------------------------------------ -------------------------- -------------------
                   Impaired Loans with a Valuation Impaired Loans without
                              Allowance            a Valuation Allowance
                   ------------------------------- ----------------------
                    Unpaid                          Unpaid                                                     Average
                   Principal  Recorded  Valuation  Principal   Recorded    Recorded     Valuation    Carrying  Recorded
                    Balance  Investment Allowances  Balance   Investment  Investment    Allowances    Value   Investment
                   --------- ---------- ---------- ---------  ----------  ----------    ----------   -------- ----------
                                                           (In millions)
December 31, 2015
Commercial........  $    --   $    --     $   --    $    57    $    57    $   33,383     $   165      $   57   $   120
Agricultural......       45        43          3         22         21        11,599          34          61        60
Residential.......       --        --         --        141        131         8,431          55         131        84
                    -------   -------     ------    -------    -------     ----------    -------      ------   -------
  Total...........  $    45   $    43     $    3    $   220    $   209    $   53,413     $   254      $  249   $   264
                    =======   =======     ======    =======    =======     ==========    =======      ======   =======
December 31, 2014
Commercial........  $    75   $    75     $   24    $    84    $    84    $   32,323     $   158      $  135   $   298
Agricultural......       47        45          2         14         13        10,975          33          56        76
Residential.......       --        --         --         40         37         5,457          41          37        17
                    -------   -------     ------    -------    -------     ----------    -------      ------   -------
  Total...........  $   122   $   120     $   26    $   138    $   134    $   48,755     $   232      $  228   $   391
                    =======   =======     ======    =======    =======     ==========    =======      ======   =======

  The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $430 million, $151 million and $2 million, respectively, for the year ended December 31, 2013.

Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                                   Commercial Agricultural Residential  Total
                                                   ---------- ------------ ----------- -------
                                                                  (In millions)
Balance at January 1, 2013........................  $   256      $   48      $    --   $   304
Provision (release)...............................      (43)          3           19       (21)
Charge-offs, net of recoveries....................       --         (11)          --       (11)
                                                    -------      ------      -------   -------
Balance at December 31, 2013......................      213          40           19       272
Provision (release)...............................       (8)         (4)          27        15
Charge-offs, net of recoveries....................      (23)         (1)          (5)      (29)
                                                    -------      ------      -------   -------
Balance at December 31, 2014......................      182          35           41       258
Provision (release)...............................        2           2           30        34
Charge-offs, net of recoveries....................      (19)         --          (16)      (35)
                                                    -------      ------      -------   -------
Balance at December 31, 2015......................  $   165      $   37      $    55   $   257
                                                    =======      ======      =======   =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                     Recorded Investment
                      -------------------------------------------------
                        Debt Service Coverage Ratios                      Estimated
                      --------------------------------           % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x    Total   Total      Value     Total
                      --------- ------------- -------- --------- ------ ------------- ------
                                         (In millions)                  (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  28,828   $    909    $    408 $  30,145   90.2%  $  30,996     90.5%
65% to 75%...........     2,550        138          61     2,749    8.2       2,730      8.0
76% to 80%...........        --         --          --        --     --          --       --
Greater than 80%.....       208        115         223       546    1.6         519      1.5
                      ---------   --------    -------- --------- ------   ---------   ------
  Total.............. $  31,586   $  1,162    $    692 $  33,440  100.0%  $  34,245    100.0%
                      =========   ========    ======== ========= ======   =========   ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  26,810   $    746    $    761 $  28,317   87.2%  $  29,860     87.7%
65% to 75%...........     2,783        391          86     3,260   10.0       3,322      9.8
76% to 80%...........       109         --           8       117    0.4         121      0.3
Greater than 80%.....       384        256         148       788    2.4         736      2.2
                      ---------   --------    -------- --------- ------   ---------   ------
  Total.............. $  30,086   $  1,393    $  1,003 $  32,482  100.0%  $  34,039    100.0%
                      =========   ========    ======== ========= ======   =========   ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                             -------------------------------------------
                                      2015                  2014
                             ---------------------- --------------------
                               Recorded     % of      Recorded    % of
                              Investment    Total    Investment   Total
                             ------------- -------- ------------- ------
                             (In millions)          (In millions)
       Loan-to-value ratios
       Less than 65%........   $  10,975       94.1%  $  10,462     94.8%
       65% to 75%...........         609        5.2         469      4.2
       76% to 80%...........          21        0.2          17      0.2
       Greater than 80%.....          58        0.5          85      0.8
                               ---------   --------   ---------   ------
         Total..............   $  11,663      100.0%  $  11,033    100.0%
                               =========   ========   =========   ======

   The estimated fair value of agricultural mortgage loans was $11.9 billion and $11.4 billion at December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2015                 2014
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                Investment   Total   Investment   Total
                               ------------- ------ ------------- ------
                               (In millions)        (In millions)
       Performance indicators
       Performing.............   $  8,261      96.5%  $  5,345      97.3%
       Nonperforming..........        301       3.5        149       2.7
                                 --------    ------   --------    ------
         Total................   $  8,562     100.0%  $  5,494     100.0%
                                 ========    ======   ========    ======

   The estimated fair value of residential mortgage loans was $8.8 billion and $5.6 billion at December 31, 2015 and 2014, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                           Past Due                        Nonaccrual Status
              ----------------------------------- -----------------------------------
              December 31, 2015 December 31, 2014 December 31, 2015 December 31, 2014
              ----------------- ----------------- ----------------- -----------------
                                           (In millions)
Commercial...      $   --            $   --            $   --            $   75
Agricultural.         103                 1                46                41
Residential..         301               149               301               149
                   ------            ------            ------            ------
  Total......      $  404            $  150            $  347            $  265
                   ======            ======            ======            ======

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2015 and 2014, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9) tax credit and renewable energy partnerships, loans to affiliates, leveraged leases, annuities funding structured settlement claims and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $1.6 billion at both December 31, 2015 and 2014. Losses from tax credit partnerships included within net investment income were $163 million, $152 million, and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Leveraged and Direct Financing Leases

   Investment in leveraged and direct financing leases consisted of the following at:

                                                             December 31,
                                                --------------------------------------
                                                       2015                2014
                                                ------------------  ------------------
                                                           Direct              Direct
                                                Leveraged Financing Leveraged Financing
                                                 Leases    Leases    Leases    Leases
                                                --------- --------- --------- ---------
                                                             (In millions)
Rental receivables, net........................ $  1,238   $   376  $  1,320   $  406
Estimated residual values......................      755        57       827       57
                                                --------   -------  --------   ------
Subtotal.......................................    1,993       433     2,147      463
Unearned income................................     (615)     (159)     (686)    (178)
                                                --------   -------  --------   ------
 Investment in leases, net of non-recourse debt.$  1,378   $   274  $  1,461   $  285
                                                ========   =======  ========   ======

   Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all leveraged lease receivables and direct financing rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion at both December 31, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                      Years Ended December 31,
                                     -----------------------------------------------------------
                                            2015                2014                2013
                                     ------------------- ------------------- -------------------
                                                Direct              Direct              Direct
                                     Leveraged Financing Leveraged Financing Leveraged Financing
                                      Leases    Leases    Leases    Leases    Leases    Leases
                                     --------- --------- --------- --------- --------- ---------
                                                            (In millions)
Income from investment in leases....  $   48    $   20    $   51    $   19    $   60    $   17
Less: Income tax expense on leases..      17         7        18         7        21         6
                                      ------    ------    ------    ------    ------    ------
 Investment income after income tax.  $   31    $   13    $   33    $   12    $   39    $   11
                                      ======    ======    ======    ======    ======    ======

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.9 billion and $1.0 billion at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014      2013
                                                                        --------  ---------  --------
                                                                                (In millions)
Fixed maturity securities.............................................. $  7,331  $  15,374  $  8,521
Fixed maturity securities with noncredit OTTI losses in AOCI...........      (39)       (66)     (149)
                                                                        --------  ---------  --------
 Total fixed maturity securities.......................................    7,292     15,308     8,372
Equity securities......................................................       27        173        83
Derivatives............................................................    2,208      1,649       361
Other..................................................................      137         87         5
                                                                        --------  ---------  --------
 Subtotal..............................................................    9,664     17,217     8,821
                                                                        --------  ---------  --------
Amounts allocated from:
Future policy benefits.................................................       (7)    (1,964)     (610)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.......       --         (3)        5
DAC, VOBA and DSI......................................................     (572)      (918)     (721)
Policyholder dividend obligation.......................................   (1,783)    (3,155)   (1,771)
                                                                        --------  ---------  --------
 Subtotal..............................................................   (2,362)   (6,040)    (3,097)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       14         25        51
Deferred income tax benefit (expense)..................................   (2,542)    (3,928)   (2,070)
                                                                        --------  ---------  --------
   Net unrealized investment gains (losses)............................    4,774      7,274     3,705
   Net unrealized investment gains (losses) attributable to
     noncontrolling interests..........................................       (1)        (1)       (1)
                                                                        --------  ---------  --------
     Net unrealized investment gains (losses) attributable to
       Metropolitan Life Insurance Company............................. $  4,773  $   7,273  $  3,704
                                                                        ========  =========  ========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         ---------------------------
                                                              2015           2014
                                                         ------------  -------------
                                                                (In millions)
Balance at January 1,................................... $        (66) $        (149)
Noncredit OTTI losses and subsequent changes recognized.            5             10
Securities sold with previous noncredit OTTI loss.......          105             41
Subsequent changes in estimated fair value..............          (83)            32
                                                         ------------  -------------
Balance at December 31,................................. $        (39) $         (66)
                                                         ============  =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                            2015      2014       2013
                                                                         ---------  --------  ---------
                                                                                  (In millions)
Balance at January 1,................................................... $   7,273  $  3,704  $   6,339
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        27        83        107
Unrealized investment gains (losses) during the year....................    (7,580)    8,313    (11,205)
Unrealized investment gains (losses) relating to:
 Future policy benefits.................................................     1,957    (1,354)     4,510
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................         3        (8)        (7)
 DAC, VOBA and DSI......................................................       346      (197)       510
 Policyholder dividend obligation.......................................     1,372    (1,384)     2,057
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................       (11)      (26)       (35)
 Deferred income tax benefit (expense)..................................     1,386    (1,858)     1,428
                                                                         ---------  --------  ---------
Net unrealized investment gains (losses)................................     4,773     7,273      3,704
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................        --        --         --
                                                                         ---------  --------  ---------
Balance at December 31,................................................. $   4,773  $  7,273  $   3,704
                                                                         =========  ========  =========
 Change in net unrealized investment gains (losses)..................... $  (2,500) $  3,569  $  (2,635)
 Change in net unrealized investment gains (losses) attributable to
   noncontrolling interests.............................................        --        --         --
                                                                         ---------  --------  ---------
   Change in net unrealized investment gains (losses) attributable to
     Metropolitan Life Insurance Company................................ $  (2,500) $  3,569  $  (2,635)
                                                                         =========  ========  =========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2015        2014
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
 Amortized cost........................................ $    16,257 $    19,099
 Estimated fair value.................................. $    17,700 $    21,185
Cash collateral on deposit from counterparties (2)..... $    18,053 $    21,635
Security collateral on deposit from counterparties (3). $        22 $        19
Reinvestment portfolio -- estimated fair value......... $    18,138 $    22,046

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                               December 31, 2015
                                     ------------------------------------------------------------------------
                                        Remaining Tenor of Securities Lending Agreements
                                     ---------------------------------------------------
                                     Open (1)      1 Month or Less     1 to 6 Months       Total   % of Total
                                     --------      ---------------     -------------     --------- ----------
                                                                   (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $  6,260             $  7,421          $  4,303     $  17,984      99.6%
U.S. corporate......................        1                   41                --            42       0.3
Agency RMBS.........................       --                    6                21            27       0.1
Foreign corporate...................       --                   --                --            --        --
Foreign government..................       --                   --                --            --        --
                                     --------             --------          --------     ---------    ------
 Total.............................. $  6,261             $  7,468          $  4,324     $  18,053     100.0%
                                     ========             ========          ========     =========    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


                                                               December 31, 2014
                                     ------------------------------------------------------------------------
                                        Remaining Tenor of Securities Lending Agreements
                                     ---------------------------------------------------
                                     Open (1)      1 Month or Less     1 to 6 Months       Total   % of Total
                                     --------      ---------------     -------------     --------- ----------
                                                              (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $  7,346             $  7,401          $  3,912     $  18,659      86.2%
U.S. corporate......................      109                  148                --           257       1.2
Agency RMBS.........................       --                  387             2,015         2,402      11.1
Foreign corporate...................      152                   89                --           241       1.1
Foreign government..................       22                   54                --            76       0.4
                                     --------             --------          --------     ---------    ------
 Total.............................. $  7,629             $  8,079          $  5,927     $  21,635     100.0%
                                     ========             ========          ========     =========    ======

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $6.1 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. Treasury and agency, agency RMBS, ABS, U.S. and foreign corporate securities) with 66% invested in U.S. Treasury and agency securities, agency RMBS, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                  December 31,
                                                             -----------------------
                                                                2015        2014
                                                             ----------- -----------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits)............ $     1,245 $     1,421
Invested assets pledged as collateral (1)...................      19,011      20,712
                                                             ----------- -----------
 Total invested assets on deposit and pledged as collateral. $    20,256 $    22,133
                                                             =========== ===========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  See "-- Securities Lending" for information regarding securities on loan and
Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    5,139 $    4,614
     Carrying value (2)............................. $    3,937 $    3,651

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       ------------------------
                                                           2015         2014
                                                       -----------   ----------
                                                            (In millions)
 Contractually required payments (including interest). $     1,401    $     820
 Cash flows expected to be collected (1).............. $     1,222    $     644
 Fair value of investments acquired................... $       905    $     433

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                      ------------------------
                                                          2015         2014
                                                      -----------  -----------
                                                            (In millions)
 Accretable yield, January 1,........................ $     1,883  $     2,431
 Investments purchased...............................         317          211
 Accretion recognized in earnings....................        (276)        (217)
 Disposals...........................................         (48)         (47)
 Reclassification (to) from nonaccretable difference.         (92)        (495)
                                                      -----------  -----------
 Accretable yield, December 31,...................... $     1,784  $     1,883
                                                      ===========  ===========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $10.2 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.4 billion at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for only one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $397.9 billion and $351.0 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $64.1 billion and $32.1 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $23.4 billion, $33.7 billion and $25.0 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Variable Interest Entities

  The Company has invested in certain structured transactions (including consolidated securitization entities ("CSEs")) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Consolidated VIEs

   Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                   December 31,
                                    ---------------------------------------
                                           2015                2014
                                    ------------------- -------------------
                                      Total     Total     Total     Total
                                     Assets  Liabilities Assets  Liabilities
                                    ------- ----------- ------- -----------
                                                 (In millions)
     Fixed maturity securities (1). $   104 $        50 $   163 $        78
     Other investments (2).........      89          13     121          30
                                    ------- ----------- ------- -----------
      Total........................ $   193 $        63 $   284 $       108
                                    ======= =========== ======= ===========

--------

(1)The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for each of the years ended December 31, 2015, 2014 and 2013.

(2)Other investments is comprised of other invested assets, other limited partnership interests, CSEs reported within FVO securities and real estate joint ventures. The Company consolidates CSEs which are entities that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

   are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2015 and 2014. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was less than $1 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Effective March 31, 2014, as a result of a quarterly reassessment in the first quarter of 2014, the Company deconsolidated an open ended core real estate fund, based on the terms of a revised partnership agreement. At
December 31, 2013, the Company had consolidated this real estate fund. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. As a result of the deconsolidation in 2014, supplemental disclosures of cash flow information on the consolidated statements of cash flows for the year ended December 31, 2014 includes reductions in redeemable noncontrolling interests, long-term debt and real estate and real estate joint ventures.

Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                        ---------------------------------------------
                                                 2015                   2014
                                        ---------------------- ----------------------
                                                     Maximum                Maximum
                                         Carrying   Exposure    Carrying   Exposure
                                          Amount   to Loss (1)   Amount   to Loss (1)
                                        ---------- ----------- ---------- -----------
                                                        (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and
   ABS) (2)............................ $   37,061 $   37,061  $   44,302 $   44,302
 U.S. and foreign corporate............      1,593      1,593       1,919      1,919
Other limited partnership interests....      2,874      3,672       3,722      4,833
Other invested assets..................      1,564      2,116       1,683      2,003
Real estate joint ventures.............         31         44          52         74
                                        ---------- ----------  ---------- ----------
 Total................................. $   43,123 $   44,486  $   51,678 $   53,131
                                        ========== ==========  ========== ==========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

   credits guaranteed by third parties of $179 million and $212 million at December 31, 2015 and 2014, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

 Net Investment Income

    The components of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                ------------------------------------
                                                                   2015         2014         2013
                                                                ----------  ------------- ----------
                                                                            (In millions)
Investment income:
 Fixed maturity securities..................................... $    7,930   $    8,260   $    8,279
 Equity securities.............................................         91           86           78
 Trading and FVO securities -- Actively traded and FVO general
   account securities (1)......................................        (15)          23           43
 Mortgage loans................................................      2,514        2,378        2,405
 Policy loans..................................................        435          448          440
 Real estate and real estate joint ventures....................        743          725          699
 Other limited partnership interests...........................        519          721          633
 Cash, cash equivalents and short-term investments.............         25           26           32
 Operating joint venture.......................................          9            2           (4)
 Other.........................................................        202           61           21
                                                                ----------   ----------   ----------
   Subtotal....................................................     12,453       12,730       12,626
 Less: Investment expenses.....................................        876          838          844
                                                                ----------   ----------   ----------
   Subtotal, net...............................................     11,577       11,892       11,782
                                                                ----------   ----------   ----------
FVO CSEs -- interest income:
 Securities....................................................         --            1            3
                                                                ----------   ----------   ----------
   Subtotal....................................................         --            1            3
                                                                ----------   ----------   ----------
     Net investment income..................................... $   11,577   $   11,893   $   11,785
                                                                ==========   ==========   ==========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($18) million, ($14) million and $4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company has a trading securities portfolio, principally invested in fixed maturity securities, to support investment strategies that involve the active and frequent purchase and sale of actively traded securities and the execution of short sale agreements. FVO securities include certain fixed maturity and equity securities held-for-investment by the general account to support asset/liability management strategies for certain insurance products and securities held by CSEs.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                                  ----------------------------
                                                                                    2015       2014      2013
                                                                                  --------   -------   -------
                                                                                         (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer.................................................................... $    (21)  $    (6)  $   (12)
     Utility.....................................................................      (15)       --       (48)
     Finance.....................................................................       --        --        (4)
     Communications..............................................................       --        --        (2)
                                                                                  --------   -------   -------
          Total U.S. and foreign corporate securities............................      (36)       (6)      (66)
   RMBS..........................................................................      (17)      (20)      (62)
   State and political subdivision...............................................       (1)       --        --
                                                                                  --------   -------   -------
          OTTI losses on fixed maturity securities recognized in earnings........      (54)      (26)     (128)
 Fixed maturity securities -- net gains (losses) on sales and disposals..........     (114)      (99)      177
                                                                                  --------   -------   -------
       Total gains (losses) on fixed maturity securities.........................     (168)     (125)       49
                                                                                  --------   -------   -------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock..................................................................      (37)       (5)       (2)
   Non-redeemable preferred stock................................................       --       (16)      (17)
                                                                                  --------   -------   -------
          OTTI losses on equity securities recognized in earnings................      (37)      (21)      (19)
 Equity securities -- net gains (losses) on sales and disposals..................       --        42         6
                                                                                  --------   -------   -------
       Total gains (losses) on equity securities.................................      (37)       21       (13)
                                                                                  --------   -------   -------
Trading and FVO securities -- FVO general account securities.....................       --         1        11
Mortgage loans...................................................................      (90)      (36)       31
Real estate and real estate joint ventures.......................................      430       252       (15)
Other limited partnership interests..............................................      (66)      (69)      (41)
Other............................................................................      (18)     (108)        5
                                                                                  --------   -------   -------
       Subtotal..................................................................       51       (64)       27
                                                                                  --------   -------   -------
FVO CSEs:
 Securities......................................................................       --        --         2
 Long-term debt -- related to securities.........................................       --        (1)       (2)
Non-investment portfolio gains (losses)..........................................      208       208        21
                                                                                  --------   -------   -------
       Subtotal..................................................................      208       207        21
                                                                                  --------   -------   -------
          Total net investment gains (losses).................................... $    259   $   143   $    48
                                                                                  ========   =======   =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $125 million, $132 million and less than $1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                -------------------------------------------------------------
                                   2015        2014        2013       2015     2014     2013
                                ----------  ----------  ----------  -------  -------  -------
                                     Fixed Maturity Securities          Equity Securities
                                ----------------------------------  -------------------------
                                                        (In millions)
Proceeds....................... $   60,957  $   44,906  $   45,538  $   105  $   128  $   144
                                ==========  ==========  ==========  =======  =======  =======
Gross investment gains......... $      584  $      260  $      556  $    28  $    46  $    25
Gross investment losses........       (698)       (359)       (379)     (28)      (4)     (19)
OTTI losses....................        (54)        (26)       (128)     (37)     (21)     (19)
                                ----------  ----------  ----------  -------  -------  -------
 Net investment gains (losses). $     (168) $     (125) $       49  $   (37) $    21  $   (13)
                                ==========  ==========  ==========  =======  =======  =======

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                     2015         2014
                                                                                 -----------  -----------
                                                                                       (In millions)
Balance at January 1,........................................................... $       263  $       277
Additions:
 Initial impairments -- credit loss OTTI on securities not previously impaired..          14            1
 Additional impairments -- credit loss OTTI on securities previously
   impaired.....................................................................          15           15
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired
   as credit loss OTTI..........................................................        (102)         (30)
 Increase in cash flows -- accretion of previous credit loss OTTI...............          (2)          --
                                                                                 -----------  -----------
Balance at December 31,......................................................... $       188  $       263
                                                                                 ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     -------------------------
                                                                       2015     2014    2013
                                                                     --------- ------- -------
                                                                           (In millions)
Estimated fair value of invested assets transferred to affiliates... $   1,003 $    97 $   781
Amortized cost of invested assets transferred to affiliates......... $     941 $    89 $   688
Net investment gains (losses) recognized on transfers............... $      62 $     8 $    93
Estimated fair value of invested assets transferred from affiliates. $     237 $   882 $   882

   In 2013, prior to the Mergers, the Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 6 for additional information on the Mergers.

   In July 2014, prior to the Mergers, the Company purchased from certain affiliates MetLife, Inc. affiliated loans with an unpaid principal balance of $400 million and estimated fair value of $437 million, which are included in the table above. The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.9 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $250 million at 7.44% due on September 30, 2016, $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $445 million at 5.64% due on July 15, 2021 and $480 million at 5.86% due on December 16, 2021. The carrying value of these MetLife, Inc. affiliated loans totaled $2.0 billion at both December 31, 2015 and 2014 which are included in other invested assets. Net investment income from these affiliated loans was $95 million, $92 million and $90 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   As a structured settlements assignment company, the Company purchases annuities from affiliates to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded an unpaid claim obligation of equal amounts, were $1.3 billion at December 31, 2015. The related net investment income and corresponding policyholder benefits and claims recognized were $63 million for the year ended December 31, 2015.

   The Company had a surplus note outstanding from American Life Insurance Company, an affiliate, which was included in other invested assets, totaling $100 million at both December 31, 2015 and 2014. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

   The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $157 million, $179 million and $172 million for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2015, 2014 and 2013.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses exchange-traded interest rate futures in nonqualifying hedging relationships.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

  -----------------------------------------------------------------------------
                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $    5,089 $  2,177    $     11 $    5,632 $  2,031    $     18
  Foreign currency swaps.. Foreign currency exchange rate...      2,133       61         159      2,709       65         101
                                                             ---------- --------    -------- ---------- --------    --------
   Subtotal...............                                        7,222    2,238         170      8,341    2,096         119
                                                             ---------- --------    -------- ---------- --------    --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................      1,960      426          --      2,191      447          --
  Interest rate forwards.. Interest rate....................         70       15          --         70       18          --
  Foreign currency swaps.. Foreign currency exchange rate...     18,743    1,132       1,376     14,895      501         614
                                                             ---------- --------    -------- ---------- --------    --------
   Subtotal...............                                       20,773    1,573       1,376     17,156      966         614
                                                             ---------- --------    -------- ---------- --------    --------
    Total qualifying hedges.............................         27,995    3,811       1,546     25,497    3,062         733
                                                             ---------- --------    -------- ---------- --------    --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     51,489    2,613       1,197     56,394    2,213       1,072
Interest rate floors...... Interest rate....................     13,701      252          10     36,141      319         108
Interest rate caps........ Interest rate....................     55,136       67           2     41,227      134           1
Interest rate futures..... Interest rate....................      2,023       --           2         70       --          --
Interest rate options..... Interest rate....................      2,295      227           4      6,399      379          15
Synthetic GICs............ Interest rate....................      4,216       --          --      4,298       --          --
Foreign currency swaps.... Foreign currency exchange rate...      8,095      600          94      8,774      359         176
Foreign currency forwards. Foreign currency exchange rate...      3,014       83          36      3,985       92          80
Credit default swaps --
 purchased................ Credit...........................        819       28           8        857        8          11
Credit default swaps --
 written.................. Credit...........................      6,577       51          11      7,419      130           5
Equity futures............ Equity market....................      1,452       15          --        954       10          --
Equity index options...... Equity market....................      7,364      326         349      7,698      328         352
Equity variance swaps..... Equity market....................      5,676       62         160      5,678       60         146
TRRs...................... Equity market....................        952       11           9        911       10          33
                                                             ---------- --------    -------- ---------- --------    --------
    Total non-designated or nonqualifying derivatives...        162,809    4,335       1,882    180,805    4,042       1,999
                                                             ---------- --------    -------- ---------- --------    --------
      Total...........................................       $  190,804 $  8,146    $  3,428 $  206,302 $  7,104    $  2,732
                                                             ========== ========    ======== ========== ========    ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                       Years Ended December 31,
                                                   -------------------------------
                                                     2015       2014        2013
                                                   --------- ----------  ---------
                                                            (In millions)
Freestanding derivatives and hedging gains
  (losses) (1).................................... $     463 $    1,207  $  (1,205)
Embedded derivatives gains (losses)...............       418       (170)       135
                                                   --------- ----------  ---------
  Total net derivative gains (losses)............. $     881 $    1,037  $  (1,070)
                                                   ========= ==========  =========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2015      2014      2013
                                                   --------  --------  --------
                                                           (In millions)
Qualifying hedges:
  Net investment income........................... $    227  $    162  $    129
  Interest credited to policyholder account
   balances.......................................       28       106       148
Nonqualifying hedges:
  Net investment income...........................       (5)       (4)       (6)
  Net derivative gains (losses)...................      518       484       450
  Policyholder benefits and claims................        2         8        --
                                                   --------  --------  --------
   Total.......................................... $    770  $    756  $    721
                                                   ========  ========  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                            Net          Net     Policyholder
                                         Derivative   Investment Benefits and
                                       Gains (Losses) Income (1)  Claims (2)
                                       -------------- ---------- ------------
                                                   (In millions)
   Year Ended December 31, 2015
   Interest rate derivatives..........  $      (243)   $     --    $       --
   Foreign currency exchange rate
     derivatives......................          678          --            --
   Credit derivatives -- purchased....           17          (3)           --
   Credit derivatives -- written......          (57)         --            --
   Equity derivatives.................         (152)        (11)           --
                                        -----------    --------    ----------
     Total............................  $       243    $    (14)   $       --
                                        ===========    ========    ==========
   Year Ended December 31, 2014
   Interest rate derivatives..........  $       314    $     --    $       --
   Foreign currency exchange rate
     derivatives......................          554          --            --
   Credit derivatives -- purchased....           (2)         --            --
   Credit derivatives -- written......           (1)         --            --
   Equity derivatives.................           11         (10)          (10)
                                        -----------    --------    ----------
     Total............................  $       876    $    (10)   $      (10)
                                        ===========    ========    ==========
   Year Ended December 31, 2013
   Interest rate derivatives..........  $    (1,753)   $     --    $       --
   Foreign currency exchange rate
     derivatives......................          (69)         --            --
   Credit derivatives -- purchased....           (6)        (14)           --
   Credit derivatives -- written......          100           1            --
   Equity derivatives.................           --         (22)           --
                                        -----------    --------    ----------
     Total............................  $    (1,728)   $    (35)   $       --
                                        ===========    ========    ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative   Net Derivative  Ineffectiveness
                                                               Gains (Losses)   Gains (Losses)   Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized     Recognized for  Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives   Hedged Items   Gains (Losses)
-------------------------  ----------------------------------- ---------------  --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities..........     $         4      $       --      $         4
                           Policyholder liabilities (1).......              (4)             (6)             (10)
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities. .....................              14              (5)               9
                           Foreign-denominated policyholder
                             account balances (2).. ..........            (240)            231               (9)
                                                                   -----------      ----------      -----------
  Total.....................................................       $      (226)     $      220      $        (6)
                                                                   ===========      ==========      ===========
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities..........     $         4      $       (1)     $         3
                           Policyholder liabilities (1).......             649            (635)              14
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.... ..................              13             (11)               2
                           Foreign-denominated policyholder
                             account balances (2).. ..........            (283)            270             (13)
                                                                   -----------      ----------      -----------
  Total.....................................................       $       383      $     (377)     $         6
                                                                   ===========      ==========      ===========
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities..........     $        34      $      (33)     $         1
                           Policyholder liabilities (1).......            (800)            807                7
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.......................              13             (12)               1
                           Foreign-denominated policyholder
                             account balances (2).............             (98)            112               14
                                                                   -----------      ----------      -----------
  Total.....................................................       $      (851)     $      874      $        23
                                                                   ===========      ==========      ===========

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $14 million and ($14) million for the years ended December 31, 2015 and 2014, respectively, and were not significant for the year ended December 31, 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $2.2 billion and $1.6 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------  ---------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
-                         -------------------- ----------------------------  ---------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps......      $       76        $       83   $          11   $                 2
Interest rate forwards...              (3)                4               2                    --
Foreign currency swaps...             (92)             (679)             (1)                    7
Credit forwards..........              --                 1               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $      (19)       $     (591)  $          13   $                 9
                               ==========        ==========   =============   ===================
Year Ended December 31, 2014
Interest rate swaps......      $      587        $       41   $           9   $                 3
Interest rate forwards...              34                (8)              2                    --
Foreign currency swaps...             (15)             (725)             (2)                    2
Credit forwards..........              --                --               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $      606        $     (692)  $          10   $                 5
                               ==========        ==========   =============   ===================
Year Ended December 31, 2013
Interest rate swaps......      $     (511)       $       20   $           8   $                (3)
Interest rate forwards...             (43)                1               2                    --
Foreign currency swaps...            (120)              (15)             (3)                    2
Credit forwards..........              (3)               --               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $     (677)       $        6   $           8   $                (1)
                               ==========        ==========   =============   ===================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $93 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.6 billion and $7.4 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $40 million and $125 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2015                                   2014
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $     2    $        245      2.5       $      5   $        415      2.2
   Credit default swaps referencing
     indices............................        5           1,366      3.3             10          1,566      2.7
                                         ---------- --------------              ---------- --------------
    Subtotal............................        7           1,611      3.2             15          1,981      2.6
                                         ---------- --------------              ---------- --------------
   Baa
   Single name credit default swaps
     (corporate)........................        5             752      2.6             15          1,002      2.8
   Credit default swaps referencing
     indices............................       21           3,452      4.8             59          3,687      4.5
                                         ---------- --------------              ---------- --------------
    Subtotal............................       26           4,204      4.4             74          4,689      4.1
                                         ---------- --------------              ---------- --------------
   Ba
   Single name credit default swaps
     (corporate)........................       (2)             60      2.2             --             60      3.0
   Credit default swaps referencing
     indices............................       (1)            100      1.0             (1)           100      2.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................       (3)            160      1.4             (1)           160      2.4
                                         ---------- --------------              ---------- --------------
   B
   Single name credit default swaps
     (corporate)........................       --              --       --             --             --       --
   Credit default swaps referencing
     indices............................       10             602      4.9             37            589      4.9
                                         ---------- --------------              ---------- --------------
    Subtotal............................       10             602      4.9             37            589      4.9
                                         ---------- --------------              ---------- --------------
      Total.............................  $    40    $      6,577      4.1       $    125   $      7,419      3.8
                                         ========== ==============              ========== ==============

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.6 billion and $7.4 billion from the table above were $70 million and $60 million at December 31, 2015 and 2014, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $20 million and $15 million in gross notional amount and ($2) million and $1 million in estimated fair value at December 31, 2015 and 2014, respectively.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                              December 31,
                                                                              --------------------------------------------
                                                                                       2015                   2014
                                                                              ---------------------  ---------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities   Assets   Liabilities
----------------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                              (In millions)
     Gross estimated fair value of derivatives:
      OTC-bilateral (1)...................................................... $   7,368   $   2,667  $   6,497   $   2,092
      OTC-cleared (1)........................................................       909         783        740         682
      Exchange-traded........................................................        15           2         10          --
                                                                              ---------   ---------  ---------   ---------
        Total gross estimated fair value of derivatives (1)..................     8,292       3,452      7,247       2,774
     Amounts offset on the consolidated balance sheets.......................        --          --         --          --
                                                                              ---------   ---------  ---------   ---------
     Estimated fair value of derivatives presented on the consolidated
       balance sheets (1)....................................................     8,292       3,452      7,247       2,774
     Gross amounts not offset on the consolidated balance sheets:
     Gross estimated fair value of derivatives: (2)
      OTC-bilateral..........................................................    (2,117)     (2,117)    (1,742)     (1,742)
      OTC-cleared............................................................      (776)       (776)      (638)       (638)
      Exchange-traded........................................................        --          --         --          --
     Cash collateral: (3), (4)
      OTC-bilateral..........................................................    (3,705)         (3)    (2,470)         (2)
      OTC-cleared............................................................      (119)         --        (97)        (40)
      Exchange-traded........................................................        --          --         --          --
     Securities collateral: (5)
      OTC-bilateral..........................................................    (1,345)       (541)    (2,161)       (333)
      OTC-cleared............................................................        --          --         --          (3)
      Exchange-traded........................................................        --          --         --          --
                                                                              ---------   ---------  ---------   ---------
     Net amount after application of master netting agreements and
       collateral............................................................ $     230   $      15  $     139   $      16
                                                                              =========   =========  =========   =========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $146 million and $143 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $24 million and $42 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $138 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $17 million and $0, respectively, and provided excess cash collateral of $58 million and $31 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $71 million and $243 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $81 million and $57 million, respectively, for its OTC-bilateral derivatives, and $239 million and $155 million, respectively, for its OTC-cleared derivatives, and $15 million and $17 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of Metropolitan Life Insurance Company, or its subsidiaries, as applicable, and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company, or its subsidiaries, as applicable, and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company, or its subsidiaries, as applicable, would be required to provide if there was a one-notch downgrade in such companies' financial strength rating at the reporting date or if such companies' financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                        December 31,
                                              -----------------------------------------------------------------
                                                            2015                             2014
                                              -------------------------------- --------------------------------
                                              Derivatives Derivatives          Derivatives Derivatives
                                              Subject to  Not Subject          Subject to  Not Subject
                                               Financial  to Financial          Financial  to Financial
                                               Strength-   Strength-            Strength-   Strength-
                                              Contingent   Contingent          Contingent   Contingent
                                              Provisions   Provisions   Total  Provisions   Provisions   Total
                                              ----------- ------------ ------- ----------- ------------ -------
                                                                        (In millions)
Estimated fair value of derivatives in a net
  liability position (1).....................  $      547   $        3 $   550  $      334    $       4 $   338
Estimated Fair Value of Collateral Provided
 Fixed maturity securities...................  $      622   $       -- $   622  $      390    $      -- $   390
 Cash........................................  $       --   $        4 $     4  $       --    $       2 $     2
Fair Value of Incremental Collateral
  Provided Upon
 One-notch downgrade in financial strength
   rating....................................  $       --   $       -- $    --  $       --    $      -- $    --
 Downgrade in financial strength rating to a
   level that triggers full overnight
   collateralization or termination of the
   derivative position.......................  $       --   $       -- $    --  $       --    $      -- $    --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                         December 31,
                                                                      -----------------
                                            Balance Sheet Location      2015      2014
                                           -------------------------- --------  -------
                                                                        (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits....... Premiums, reinsurance and
                                             other receivables....... $    712  $   657
  Options embedded in debt or equity
   securities............................. Investments...............     (142)    (150)
                                                                      --------  -------
   Net embedded derivatives within asset host contracts...........    $    570  $   507
                                                                      ========  =======
Net embedded derivatives within liability
  host contracts:
  Direct guaranteed minimum benefits...... Policyholder account
                                             balances................ $   (284) $  (548)
  Assumed guaranteed minimum benefits..... Policyholder account
                                             balances................      126       72
  Funds withheld on ceded reinsurance..... Other liabilities.........      687    1,200
  Other................................... Policyholder account
                                             balances................       (3)       7
                                                                      --------  -------
   Net embedded derivatives within liability host contracts.......    $    526  $   731
                                                                      ========  =======

    The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                              ------------------------------------
                                                  2015        2014        2013
                                              ------------ ----------- -----------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....... $        418 $     (170) $       135

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $29 million, $14 million and ($42) million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($4) million, ($9) million and $125 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company acquired derivatives from an affiliate. The estimated fair value of freestanding derivative assets and liabilities acquired were $740 million and $754 million, respectively. See Note 6 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                   December 31, 2015
                                                   -------------------------------------------------
                                                         Fair Value Hierarchy
                                                   ---------------------------------
                                                                                             Total Estimated
                                                    Level 1        Level 2       Level 3       Fair Value
                                                   ----------    -----------    ----------   ---------------
                                                                        (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................................... $       --    $    56,848    $    4,709       $    61,557
 U.S. Treasury and agency.........................     23,015         16,678            --            39,693
 Foreign corporate................................         --         23,222         3,573            26,795
 RMBS.............................................         --         20,585         3,330            23,915
 State and political subdivision..................         --          6,941            33             6,974
 CMBS.............................................         --          6,361           218             6,579
 ABS..............................................         --          5,699           868             6,567
 Foreign government...............................         --          3,331           275             3,606
                                                   ----------    -----------    ----------       -----------
   Total fixed maturity securities................     23,015        139,665        13,006           175,686
                                                   ----------    -----------    ----------       -----------
Equity securities.................................        424          1,197           328             1,949
Trading and FVO securities:
 Actively traded securities.......................         --            400             4               404
 FVO general account securities...................         --             --            15                15
 FVO securities held by CSEs......................         --              2            10                12
                                                   ----------    -----------    ----------       -----------
   Total trading and FVO securities...............         --            402            29               431
                                                   ----------    -----------    ----------       -----------
Short-term investments............................      1,513          3,882           200             5,595
Residential mortgage loans -- FVO.................         --             --           314               314
Derivative assets: (1)
 Interest rate....................................         --          5,762            15             5,777
 Foreign currency exchange rate...................         --          1,876            --             1,876
 Credit...........................................         --             72             7                79
 Equity market....................................         15            282           117               414
                                                   ----------    -----------    ----------       -----------
   Total derivative assets........................         15          7,992           139             8,146
                                                   ----------    -----------    ----------       -----------
Net embedded derivatives within asset host
 contracts (2)....................................         --             --           712               712
Separate account assets (3).......................     23,498        110,921         1,520           135,939
                                                   ----------    -----------    ----------       -----------
     Total assets................................. $   48,465    $   264,059    $   16,248       $   328,772
                                                   ==========    ===========    ==========       ===========
Liabilities
Derivative liabilities: (1)
 Interest rate.................................... $        2    $     1,224    $       --       $     1,226
 Foreign currency exchange rate...................         --          1,665            --             1,665
 Credit...........................................         --             17             2                19
 Equity market....................................         --            358           160               518
                                                   ----------    -----------    ----------       -----------
   Total derivative liabilities...................          2          3,264           162             3,428
                                                   ----------    -----------    ----------       -----------
Net embedded derivatives within liability host
 contracts (2)....................................         --             --           526               526
Long-term debt....................................         --             50            36                86
Long-term debt of CSEs -- FVO.....................         --             --            11                11
Trading liabilities (4)...........................        103             50            --               153
                                                   ----------    -----------    ----------       -----------
     Total liabilities............................ $      105    $     3,364    $      735       $     4,204
                                                   ==========    ===========    ==========       ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2014
                                              ----------------------------------------------
                                                   Fair Value Hierarchy
                                              ------------------------------
                                                                             Total Estimated
                                               Level 1   Level 2    Level 3    Fair Value
                                              --------- ---------- --------- ---------------
                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................. $      -- $   60,420 $   4,937   $      65,357
  U.S. Treasury and agency...................    21,625     17,445        --          39,070
  Foreign corporate..........................        --     26,227     3,591          29,818
  RMBS.......................................        --     24,534     3,629          28,163
  State and political subdivision............        --      6,520        --           6,520
  CMBS.......................................        --      7,464       449           7,913
  ABS........................................        --      6,734     1,492           8,226
  Foreign government.........................        --      3,642       202           3,844
                                              --------- ---------- ---------   -------------
   Total fixed maturity securities...........    21,625    152,986    14,300         188,911
                                              --------- ---------- ---------   -------------
Equity securities............................       584      1,266       215           2,065
Trading and FVO securities:
  Actively traded securities.................        22        627         5             654
  FVO general account securities.............        --         22        14              36
  FVO securities held by CSEs................        --          3        12              15
                                              --------- ---------- ---------   -------------
   Total trading and FVO securities..........        22        652        31             705
                                              --------- ---------- ---------   -------------
Short-term investments (5)...................       860      3,091       230           4,181
Residential mortgage loans -- FVO............        --         --       308             308
Derivative assets: (1)
  Interest rate..............................        --      5,524        17           5,541
  Foreign currency exchange rate.............        --      1,010         7           1,017
  Credit.....................................        --        125        13             138
  Equity market..............................        10        279       119             408
                                              --------- ---------- ---------   -------------
   Total derivative assets...................        10      6,938       156           7,104
                                              --------- ---------- ---------   -------------
Net embedded derivatives within asset host
  contracts (2)..............................        --         --       657             657
Separate account assets (3)..................    26,119    111,601     1,615         139,335
                                              --------- ---------- ---------   -------------
     Total assets............................ $  49,220 $  276,534 $  17,512   $     343,266
                                              ========= ========== =========   =============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................. $      -- $    1,214 $      --   $       1,214
  Foreign currency exchange rate.............        --        971        --             971
  Credit.....................................        --         15         1              16
  Equity market..............................        --        382       149             531
                                              --------- ---------- ---------   -------------
   Total derivative liabilities..............        --      2,582       150           2,732
                                              --------- ---------- ---------   -------------
Net embedded derivatives within liability
  host contracts (2).........................        --          7       724             731
Long-term debt...............................        --         82        35             117
Long-term debt of CSEs -- FVO................        --         --        13              13
Trading liabilities (4)......................       215         24        --             239
                                              --------- ---------- ---------   -------------
     Total liabilities....................... $     215 $    2,695 $     922   $       3,832
                                              ========= ========== =========   =============

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($142) million and ($150) million, respectively.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

(5)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt, Long-term Debt of CSEs -- FVO and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of FVO securities held by CSEs, long-term debt, long-term debt of CSEs -- FVO and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                     Level 2                   Level 3
         Instrument             Observable Inputs        Unobservable Inputs
   -----------------------------------------------------------------------------
   Fixed Maturity Securities
   -----------------------------------------------------------------------------
     U.S. corporate and Foreign corporate securities
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                              Principally the market   Principally the market
                              and income approaches.   approach.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . illiquidity premium
                                markets that are not
                                active
                             . benchmark yields;       . delta spread
                                spreads off benchmark     adjustments to
                                yields; new issuances;    reflect specific
                                issuer rating             credit-related issues
                             . trades of identical     . credit spreads
                                or comparable
                                securities; duration
                             . Privately-placed        . quoted prices in
                                securities are valued     markets that are not
                                using the additional      active for identical
                                key inputs:               or similar securities
                              . market yield curve;       that are less liquid
                                 call provisions          and based on lower
                              . observable prices         levels of trading
                                 and spreads for          activity than
                                 similar public or        securities classified
                                 private securities       in Level 2
                                 that incorporate the  . independent
                                 credit quality and       non-binding broker
                                 industry sector of       quotations
                                 the issuer
                              . delta spread
                                 adjustments to
                                 reflect specific
                                 credit-related issues
   -----------------------------------------------------------------------------
     U.S. Treasury and agency, State and political subdivision and Foreign government securities
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                             Principally the market    Principally the market
                             approach.                 approach.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . independent
                                markets that are not      non-binding broker
                                active                    quotations
                             . benchmark U.S.          . quoted prices in
                                Treasury yield or         markets that are not
                                other yields              active for identical
                             . the spread off the         or similar securities
                                U.S. Treasury yield       that are less liquid
                                curve for the             and based on lower
                                identical security        levels of trading
                             . issuer ratings and         activity than
                                issuer spreads;           securities classified
                                broker-dealer quotes      in Level 2
                             . comparable securities
                                that are actively
                                traded
                                                       . credit spreads
   -----------------------------------------------------------------------------
     Structured securities comprised of RMBS, CMBS and ABS
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                              Principally the market    Principally the market
                              and income approaches.    and income approaches.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . credit spreads
                                markets that are not
                                active
                             . spreads for actively    . quoted prices in
                                traded securities;        markets that are not
                                spreads off benchmark     active for identical
                                yields                    or similar securities
                             . expected prepayment        that are less liquid
                                speeds and volumes        and based on lower
                             . current and                levels of trading
                                forecasted loss           activity than
                                severity; ratings;        securities classified
                                geographic region         in Level 2
                             . weighted average        . independent
                                coupon and weighted       non-binding broker
                                average maturity          quotations
                             . average delinquency
                                rates; debt-service
                                coverage ratios
                             . issuance-specific
                                information,
                                including, but not
                                limited to:
                              . collateral type;
                                 structure of the
                                 security; vintage of
                                 the loans
                              . payment terms of the
                                 underlying assets
                              . payment priority
                                 within the tranche;
                                 deal performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                    Level 2                    Level 3
       Instrument              Observable Inputs         Unobservable Inputs
--------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------
                           Valuation Techniques:      Valuation Techniques:
                            Principally the market     Principally the market
                            approach.                  and income approaches.
                           Key Input:                 Key Inputs:
                           . quoted prices in
                              markets that are not    . credit ratings;
                              considered active          issuance structures
                                                      . quoted prices in
                                                         markets that are not
                                                         active for identical or
                                                         similar securities that
                                                         are less liquid and
                                                         based on lower levels
                                                         of trading activity
                                                         than securities
                                                         classified in Level 2
                                                      . independent non-binding
                                                         broker quotations
--------------------------------------------------------------------------------
  Trading and FVO securities and Short-term investments
--------------------------------------------------------------------------------
                           . Trading and FVO          . Trading and FVO
                              securities and             securities and
                              short-term investments     short-term investments
                              are of a similar nature    are of a similar nature
                              and class to the fixed     and class to the fixed
                              maturity and equity        maturity and equity
                              securities described       securities described
                              above; accordingly, the    above; accordingly, the
                              valuation techniques and   valuation techniques
                              observable inputs used     and unobservable inputs
                              in their valuation are     used in their valuation
                              also similar to those      are also similar to
                              described above.           those described above.
--------------------------------------------------------------------------------
Mortgage Loans -- FVO
--------------------------------------------------------------------------------
  Residential mortgage loans -- FVO
--------------------------------------------------------------------------------
                           . N/A                      Valuation Techniques:
                                                       Principally the market
                                                       approach, including
                                                       matrix pricing or other
                                                       similar techniques.
                                                      Key Inputs: Inputs that
                                                       are unobservable or
                                                       cannot be derived
                                                       principally from, or
                                                       corroborated by,
                                                       observable market data
--------------------------------------------------------------------------------
Separate Account Assets (1)
--------------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------
                           Key Input:                 . N/A
                           . quoted prices or
                              reported NAV
                              provided by the
                              fund managers
--------------------------------------------------------------------------------
  Other limited partnership interests
--------------------------------------------------------------------------------
                           . N/A                      Valuation Techniques:
                                                       Valued giving
                                                       consideration to the
                                                       underlying holdings of
                                                       the partnerships and by
                                                       applying a premium or
                                                       discount, if appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask
                                                         spreads; performance
                                                         record of the fund
                                                         manager
                                                      . other relevant
                                                         variables that may
                                                         impact the exit value
                                                         of the particular
                                                         partnership interest
--------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs -- FVO and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

    Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                            Interest Rate                    Foreign Currency
                                                                                     Exchange Rate
-----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     .swap yield curve
 by instrument type                    . basis curves                         .basis curves
                                       . interest rate volatility (1)         .currency spot rates
                                                                              .cross currency basis curves
-----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 .swap yield curve (2)
                                       . basis curves (2)                     .basis curves (2)
                                                                              .cross currency basis
                                                                              .curves (2)
                                                                              .currency correlation

             Instrument                            Interest Rate                        Credit

---------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     .swap yield curve
 by instrument type                    . basis curves                         .credit curves
                                       . interest rate volatility (1)         .recovery rates

---------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 .swap yield curve (2)
                                       . basis curves (2)                     .credit curves (2)
                                                                              .credit spreads
                                                                              .repurchase rates
                                                                              .  independent non-binding
                                                                               broker quotations

             Instrument                            Interest Rate                     Equity Market

----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     . swap yield curve
 by instrument type                    . basis curves                         . spot equity index levels
                                       . interest rate volatility (1)         . dividend yield curves
                                                                              . equity volatility (1)
----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 . dividend yield curves (2)
                                       . basis curves (2)                     . equity volatility (1), (2)
                                                                              .  correlation between model
                                                                               inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

  Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs -- FVO and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain ceded reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015, transfers between Levels 1 and 2 were not significant. For assets and liabilities measured at estimated fair value and still held at December 31, 2014, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                      December 31, 2015
                                                                                -----------------------------
                                                          Significant                                 Weighted
                               Valuation Techniques   Unobservable Inputs             Range          Average (1)
                               --------------------- -----------------------    -----------------    -----------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           (65)   -      240      37
                                                      Offered quotes (5)            39    -       96      60
                                Market pricing        Quoted prices (5)             --    -      385     125
                                Consensus pricing     Offered quotes (5)           100    -      119     103
                               ----------------------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)             19    -      121      92
                               ----------------------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)             16    -      103     100
                                Consensus pricing     Offered quotes (5)            97    -      105      99
                               ----------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)               307    -      307
                                   techniques
                               ----------------------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)               --    -       --
 rate.........................     techniques
                               ----------------------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)            98    -      100
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               ----------------------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)              17%    -      36%
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)              70%    -      70%
                               ----------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40                0%    -    0.09%
 benefits.....................
                                                         Ages 41 - 60            0.04%    -    0.65%
                                                         Ages 61 - 115           0.26%    -     100%
                                                      Lapse rates:
                                                         Durations 1 - 10        0.25%    -     100%
                                                         Durations 11 - 20          3%    -     100%
                                                         Durations 21 - 116         3%    -     100%
                                                      Utilization rates             0%    -      25%
                                                      Withdrawal rates           0.25%    -      10%
                                                      Long-term equity
                                                        volatilities            17.40%    -      25%
                                                      Nonperformance risk        0.04%    -    0.52%
                                                         spread

                                                                                      December 31, 2014
                                                                                -----------------------------
                                                          Significant                                 Weighted
                               Valuation Techniques   Unobservable Inputs             Range          Average (1)
                               --------------------- -----------------------    -----------------    -----------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           (40)   -      240      39
                                                      Offered quotes (5)            64    -      130      96
                                Market pricing        Quoted prices (5)             --    -      590     126
                                Consensus pricing     Offered quotes (5)            98    -      126     101
                               ----------------------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)             22    -      120      97
                               ----------------------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)             15    -      110     100
                                Consensus pricing     Offered quotes (5)            56    -      106      98
                               ----------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)               290    -      290
                                   techniques
                               ----------------------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)              40%    -      55%
 rate.........................     techniques
                               ----------------------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)            98    -      100
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               ----------------------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)              15%    -      27%
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)              70%    -      70%
                               ----------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40                0%    -    0.10%
 benefits.....................
                                                         Ages 41 - 60            0.04%    -    0.65%
                                                         Ages 61 - 115           0.26%    -     100%
                                                      Lapse rates:
                                                         Durations 1 - 10        0.50%    -     100%
                                                         Durations 11 - 20          3%    -     100%
                                                         Durations 21 - 116         3%    -     100%
                                                      Utilization rates            20%    -      50%
                                                      Withdrawal rates           0.07%    -      10%
                                                      Long-term equity
                                                        volatilities            17.40%    -      25%
                                                      Nonperformance risk
                                                         spread                  0.03%    -    0.46%

                                                                                   Impact of
                                                                                Increase in Input
                                                          Significant             on Estimated
                               Valuation Techniques   Unobservable Inputs        Fair Value (2)
                               --------------------- -----------------------    -----------------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           Decrease
                                                      Offered quotes (5)           Increase
                                Market pricing        Quoted prices (5)            Increase
                                Consensus pricing     Offered quotes (5)           Increase
                               -------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)          Increase (6)
                               -------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)          Increase (6)
                                Consensus pricing     Offered quotes (5)         Increase (6)
                               -------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)             Increase (11)
                                   techniques
                               -------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)            Increase (11)
 rate.........................     techniques
                               -------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)         Decrease (9)
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               -------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)            Increase (11)
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)
                               -------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40             Decrease (13)
 benefits.....................
                                                         Ages 41 - 60            Decrease (13)
                                                         Ages 61 - 115           Decrease (13)
                                                      Lapse rates:
                                                         Durations 1 - 10        Decrease (14)
                                                         Durations 11 - 20       Decrease (14)
                                                         Durations 21 - 116      Decrease (14)
                                                      Utilization rates          Increase (15)
                                                      Withdrawal rates                (16)
                                                      Long-term equity           Increase (17)
                                                        volatilities
                                                      Nonperformance risk        Decrease (18)
                                                         spread

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO, long- term debt, and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ---------------------------------------------------------------------------------------
                                                           Fixed Maturity Securities
                                         -------------------------------------------------------------
                                                          U.S.                    State and                           Trading
                                                        Treasury                  Political   Foreign     Equity      and FVO
                                         Corporate (1) and Agency Structured (2) Subdivision Government Securities Securities (3)
                                         ------------- ---------- -------------- ----------- ---------- ---------- --------------
                                                                              (In millions)
Balance, January 1, 2014................    $ 8,467       $ 62      $   5,469      $    --     $  274     $  328       $  26
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................         (5)        --             12           --        (49)         7          --
Total realized/unrealized gains
 (losses) included in AOCI..............        218         --            103           --         22          2          --
Purchases (6)...........................      1,763         --          2,740           --         --         19           5
Sales (6)...............................     (1,154)        --         (1,306)          --       (115)       (59)         (8)
Issuances (6)...........................         --         --             --           --         --         --          --
Settlements (6).........................         --         --             --           --         --         --          --
Transfers into Level 3 (7)..............        206         --             84           --         70         --          13
Transfers out of Level 3 (7)............       (967)       (62)        (1,532)          --         --        (82)         (5)
                                            -------       ----      ---------      -------     ------     ------       -----
Balance, December 31, 2014..............      8,528         --          5,570           --        202        215          31
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................         38         --            101           --          1         12          (1)
Total realized/unrealized gains
 (losses) included in AOCI..............       (399)        --            (67)          --         (1)       (53)         --
Purchases (6)...........................      1,546         --          1,393           33        120        127          --
Sales (6)...............................     (1,018)        --         (1,205)          --         (1)       (61)         (1)
Issuances (6)...........................         --         --             --           --         --         --          --
Settlements (6).........................         --         --             --           --         --         --          --
Transfers into Level 3 (7)..............        635         --             32           --         --         88          --
Transfers out of Level 3 (7)............     (1,048)        --         (1,408)          --        (46)        --          --
                                            -------       ----      ---------      -------     ------     ------       -----
Balance, December 31, 2015..............    $ 8,282       $ --      $   4,416      $    33     $  275     $  328       $  29
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2013: (8)..............................    $   (39)      $ --      $      31      $    --     $    4     $  (17)      $   5
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2014: (8)..............................    $    (4)      $ --      $      42      $    --     $    1     $   (5)      $  --
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (8)..............................    $     7       $ --      $     102      $    --     $    1     $   --       $  --
                                            =======       ====      =========      =======     ======     ======       =====
Gains (Losses) Data for the year ended
 December 31, 2013
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................    $   (56)      $ --      $      31      $    --     $    6     $  (10)      $  11
Total realized/unrealized gains
 (losses) included in AOCI..............    $   (33)      $ (3)     $     115      $    --     $  (45)    $   79       $  --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------
                                 Residential
                                  Mortgage    Separate                                              Long-term
                     Short-term    Loans -    Account         Net          Net Embedded   Long-term  Debt of
                     Investments     FVO     Assets (9) Derivatives (10) Derivatives (11)   Debt    CSEs - FVO
                     ----------- ----------- ---------- ---------------- ---------------- --------- ----------
                                                           (In millions)
Balance, January 1,
 2014...............    $ 175       $ 338      $1,209        $  36            $   48        $ (43)    $ (28)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............       (1)         20         102            1              (144)          --        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       --          --          --           40                --           --        --
Purchases (6).......      230         124         527          111                --           --        --
Sales (6)...........     (156)       (120)       (376)          --                --           --        --
Issuances (6).......       --          --          81         (159)               --          (30)       --
Settlements (6).....       --         (54)        (28)         (23)               29           20        16
Transfers into
 Level 3 (7)........       --          --         144           --                --           --        --
Transfers out of
 Level 3 (7)........      (18)         --         (44)          --                --           18        --
                        -----       -----      ------        -----            ------        -----     -----
Balance,
 December 31, 2014..      230         308       1,615            6               (67)         (35)      (13)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............       --          20          15          (27)              447           --        --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       --          --          --           (2)               --           --        --
Purchases (6).......      200         136         348            3                --           --        --
Sales (6)...........       --        (121)       (344)          --                --           --        --
Issuances (6).......       --          --          98           --                --          (38)       --
Settlements (6).....       --         (29)        (60)          (3)             (194)          37         2
Transfers into
 Level 3 (7)........       --          --           1           --                --           --        --
Transfers out of
 Level 3 (7)........     (230)         --        (153)          --                --           --        --
                        -----       -----      ------        -----            ------        -----     -----
Balance,
 December 31, 2015..    $ 200       $ 314      $1,520        $ (23)           $  186        $ (36)    $ (11)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2013:
 (8)................    $   1       $   1      $   --        $ (29)           $  115        $  --     $  (2)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014:
 (8)................    $  --       $  20      $   --        $   8            $ (115)       $  --     $  (1)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015:
 (8)................    $  --       $  20      $   --        $ (24)           $  461        $  --     $  --
                        =====       =====      ======        =====            ======        =====     =====
Gains (Losses) Data
 for the year ended
 December 31, 2013..
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............    $ (23)      $   1      $   42        $ (35)           $  102        $  --     $  (2)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...    $  19       $  --      $   --        $ (44)           $   --        $  --     $  --

--------

(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, CMBS, and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Comprised of Actively traded securities, FVO general account securities and FVO securities held by CSEs.

(4)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(5)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(6)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(10)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(11)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value Option

  The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                         December 31,
                                                                      ------------------
                                                                        2015      2014
                                                                      --------  --------
                                                                         (In millions)
Unpaid principal balance............................................. $    436  $    436
Difference between estimated fair value and unpaid principal balance.     (122)     (128)
                                                                      --------  --------
 Carrying value at estimated fair value.............................. $    314  $    308
                                                                      ========  ========
Loans in non-accrual status.......................................... $    122  $    125

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                                                       Long-term Debt of
                                                              Long-term Debt              CSEs - FVO
                                                         ------------------------- ------------------------
                                                         December 31, December 31, December 31, December 31,
                                                             2015         2014         2015         2014
                                                         ------------ ------------ ------------ ------------
                                                                            (In millions)
Contractual principal balance...........................   $    82      $    115     $    24      $    26
Difference between estimated fair value and contractual
  principal balance.....................................         4             2         (13)         (13)
                                                           -------      --------     -------      -------
 Carrying value at estimated fair value (1).............   $    86      $    117     $    11      $    13
                                                           =======      ========     =======      =======

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        At December 31,              Years Ended December 31,
                                                   -------------------------------- --------------------------
                                                    2015        2014       2013       2015     2014     2013
                                                    -------    --------   --------  --------- ------  --------
                                                   Carrying Value After Measurement       Gains (Losses)
                                                   -------------------------------- --------------------------
                                                                             (In millions)
Mortgage loans (1)................................ $    40    $     94   $    175   $     (1) $    2  $     24
Other limited partnership interests (2)........... $    57    $    109   $     71   $    (31) $  (70) $    (40)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                December 31, 2015
                                             --------------------------------------------------------
                                                              Fair Value Hierarchy
                                                       -----------------------------------
                                                                                             Total
                                             Carrying                                      Estimated
                                              Value        Level 1     Level 2     Level 3 Fair Value
                                             --------- ----------- ----------- ----------- ----------
                                                                  (In millions)
Assets
Mortgage loans.............................. $  53,408  $      --   $      --   $  54,969  $  54,969
Policy loans................................ $   8,134  $      --   $     330   $   9,539  $   9,869
Real estate joint ventures.................. $      12  $      --   $      --   $      39  $      39
Other limited partnership interests......... $     467  $      --   $      --   $     553  $     553
Other invested assets....................... $   2,372  $      --   $   2,197   $     202  $   2,399
Premiums, reinsurance and other receivables. $  13,879  $      --   $     229   $  14,610  $  14,839
Liabilities
Policyholder account balances............... $  71,331  $      --   $      --   $  73,506  $  73,506
Long-term debt.............................. $   1,618  $      --   $   1,912   $      --  $   1,912
Other liabilities........................... $  19,545  $      --   $     323   $  19,882  $  20,205
Separate account liabilities................ $  60,767  $      --   $  60,767   $      --  $  60,767

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2014
                                         --------------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                         Total
                                         Carrying                                      Estimated
                                          Value        Level 1     Level 2     Level 3 Fair Value
                                         --------- ----------- ----------- ----------- ----------
                                                              (In millions)
Assets
Mortgage loans.......................... $  48,751  $      --   $      --   $  50,992  $  50,992
Policy loans............................ $   8,491  $      --   $     796   $   9,614  $  10,410
Real estate joint ventures.............. $      30  $      --   $      --   $      54  $      54
Other limited partnership interests..... $     635  $      --   $      --   $     819  $     819
Other invested assets................... $   2,385  $      --   $   2,270   $     220  $   2,490
Premiums, reinsurance and other
 receivables............................ $  13,845  $      --   $      94   $  14,607  $  14,701
Liabilities
Policyholder account balances........... $  73,225  $      --   $      --   $  75,481  $  75,481
Long-term debt.......................... $   1,897  $      --   $   2,029   $     268  $   2,297
Other liabilities....................... $  20,139  $      --   $     609   $  20,133  $  20,742
Separate account liabilities............ $  60,840  $      --   $  60,840   $      --  $  60,840

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

    These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

    Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement.

  Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more likely than not that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                         Group,
                                       Voluntary & Corporate
                                        Worksite    Benefit  Corporate
                                Retail  Benefits    Funding   & Other   Total
                                ------ ----------- --------- --------- ------
                                                (In millions)
  Balance at January 1, 2013
  Goodwill..................... $  37     $  68     $    2    $    4   $  111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101

  Balance at December 31, 2013
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101
  Balance at December 31, 2014
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101
  Balance at December 31, 2015
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net......... $  27     $  68     $    2    $    4   $  101
                                =====     =====     ======    ======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt


  Long-term and short-term debt outstanding was as follows:

                                       Interest Rates (1)                            December 31,
                                    ------------------------                     ---------------------
                                                       Weighted
                                         Range         Average    Maturity          2015       2014
                                    ---------------    -------- -------------    ---------- ----------
                                                                                     (In millions)
Surplus notes -- affiliated........ 3.00%  -     7.38%  6.59%   2037              $     695 $      883
Surplus notes...................... 7.63%  -     7.88%  7.80%   2024  -     2025        502        701
Mortgage loans -- affiliated....... 2.13%  -     7.26%  4.10%                 --         --        242
Senior notes -- affiliated......... 0.92%  -     2.78%  2.09%   2021  -     2022         50         78
Other notes........................ 1.36%  -     8.00%  3.12%   2016  -     2030        457        110
                                                                                 ---------- ----------
  Total long-term debt (2).........                                                   1,704      2,014
  Total short-term debt............                                                     100        100
                                                                                 ---------- ----------
   Total...........................                                              $    1,804 $    2,114
                                                                                 ========== ==========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)Excludes $11 million and $13 million of long-term debt relating to CSEs -- FVO at December 31, 2015 and 2014, respectively. See Note 10.

  The aggregate maturities of long-term debt at December 31, 2015 for the next five years and thereafter are $20 million in 2016, $0 in each of 2017 through 2019, $350 million in 2020 and $1.3 billion thereafter.

  Mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

Debt Issuance -- Other Notes

  In December 2015, MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary of Metropolitan Life Insurance Company, entered into a five-year credit agreement (the "MPEH Credit Agreement") and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and included in other assets. These costs are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at December 31, 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to Metropolitan Life Insurance Company.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


Debt Repayments

  In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to MetLife USA due in January 2016.

  In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

  In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

  During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to MetLife USA due in January 2020.

  In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.

  In September 2014, the Company repaid in cash, at maturity, $217 million of surplus notes issued to MetLife Mexico S.A. The redemption was approved by the Superintendent.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                        -------------------------
                                            2015         2014
                                        ------------ ------------
                                              (In millions)
              Commercial paper......... $        100 $        100
              Average daily balance.... $        100 $        109
              Average days outstanding.      68 days      69 days

  During the years ended December 31, 2015, 2014 and 2013, the weighted average interest rate on short-term debt was 0.15%, 0.10% and 0.12%, respectively.

Interest Expense

  Interest expense related to long-term and short-term debt included in other expenses was $122 million, $150 million and $150 million for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts include $67 million, $88 million and $91 million of interest expense related to affiliated debt for the years ended December 31, 2015, 2014 and 2013, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
Note 8.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


Credit and Committed Facilities

  At December 31, 2015, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $4.0 billion unsecured credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, along with MetLife, Inc., maintained a $210 million committed facility (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facility

   The Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were included in other expenses.

   Information on the Credit Facility at December 31, 2015 was as follows:

                                                               Letters of
                                                      Maximum    Credit               Unused
Borrower(s)                               Expiration  Capacity Issued (1) Drawdowns Commitments
---------------------------------------- ----------   -------- ---------- --------- -----------
                                                                    (In millions)
MetLife, Inc. and MetLife Funding, Inc.. May 2019 (2) $  4,000   $  484     $  --    $  3,516

--------

(1)MetLife, Inc. and MetLife Funding, are severally liable for their respective obligations under the Credit Facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2015 and is not responsible for any reimbursement obligations under such letters of credit.

(2)All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020.

 Committed Facility

   The Committed Facility is used for collateral for certain of its affiliated reinsurance liabilities. Total fees associated with the Committed Facility was $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. Information on the Committed Facility at December 31, 2015 was as follows:

                                                                     Letters of
                                                            Maximum    Credit               Unused
Account Party/Borrower(s)                      Expiration   Capacity Issued (1) Drawdowns Commitments
--------------------------------------------- ----------    -------- ---------- --------- -----------
                                                                          (In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.. June 2016 (2)  $  210    $  210     $  --      $  --

--------

(1)MoRe had outstanding $210 million in letters of credit at December 31, 2015.

(2)Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


   In addition to the Committed Facility, see also "-- Debt Issuance -- Other Notes" for information about the undrawn line of credit facility in the amount of $100 million.

Debt and Facility Covenants

  Certain of the Company's debt instruments, as well as the Credit Facility and Committed Facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2015.

13. Equity

Stock-Based Compensation Plans

 Overview

   In accordance with a service agreement with an affiliate, the Company was allocated a proportionate share of stock-based compensation expenses. The stock-based compensation expenses recognized by the Company are related to awards under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan (together, the "Stock Plans"), payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plan -- General Terms

   Under the Stock Plans, awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the Stock Plans with reference to Shares).

   Compensation expense related to awards under the Stock Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the Stock Plans is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the Stock Plans are made in the first quarter of each year.

   The expense related to stock-based compensation included in other expenses was $85 million, $100 million and $122 million for the years ended
 December 31, 2015, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

  The states of domicile of Metropolitan Life Insurance Company and its U.S. insurance subsidiaries impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Metropolitan Life Insurance Company and its U.S. insurance subsidiaries were each in excess of 350% for all periods presented.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective actions commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $31 million and the aggregate actual regulatory capital and surplus was $488 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

  Metropolitan Life Insurance Company and its U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its U.S. insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Metropolitan Life Insurance Company and its U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

  New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2015 and 2014 by an amount of $1.2 billion and $2.3 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The tables below present amounts from Metropolitan Life Insurance Company and its U.S. insurance subsidiaries, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
Company                                  State of Domicile   2015     2014    2013
---------------------------------------- ----------------- -------- -------- ------
                                                                (In millions)
Metropolitan Life Insurance Company.....     New York      $  3,703 $  1,487 $  369
New England Life Insurance Company......   Massachusetts   $    157 $    303 $  103
General American Life Insurance Company.     Missouri      $    204 $    129 $   60

  Statutory capital and surplus was as follows at:

                                                      December 31,
                                                   -------------------
          Company                                    2015      2014
          ---------------------------------------- --------- ---------
                                                      (In millions)
          Metropolitan Life Insurance Company..... $  14,485 $  12,008
          New England Life Insurance Company...... $     632 $     675
          General American Life Insurance Company. $     984 $     867

Dividend Restrictions

  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                2016          2015     2014
                                          ----------------- -------- --------
                                          Permitted Without
 Company                                      Approval      Paid (1) Paid (1)
 ---------------------------------------- ----------------- -------- --------
                                                      (In millions)
 Metropolitan Life Insurance Company (3).     $  3,753      $  1,489  $  821(2)

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

(3)As discussed below, the New York Insurance Law was amended, permitting Metropolitan Life Insurance Company to pay dividends without prior regulatory approval under one of two alternative formulations beginning in 2016. The dividend amount that Metropolitan Life Insurance Company may pay during 2016 under the new formulation is reflected in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Metropolitan Life Insurance Company without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company's insurance subsidiaries without regulatory approval and dividends paid:

                                               2016          2015        2014
                                         ----------------- --------- ---------
                                         Permitted Without
Company                                    Approval (1)    Paid (2)    Paid (2)
---------------------------------------- ----------------- --------- ---------
                                                       (In millions)
New England Life Insurance Company......     $     156     $     199 $     227 (3)
General American Life Insurance Company.     $     136     $      -- $      --

--------

(1)Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, New England Life Insurance Company ("NELICO") distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)

amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  For the years ended December 31, 2015 and 2014, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $159 million and $95 million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, was as follows:

                                         Unrealized                         Foreign    Defined
                                      Investment Gains   Unrealized Gains  Currency    Benefit
                                      (Losses), Net of     (Losses) on    Translation   Plans
                                     Related Offsets (1)   Derivatives    Adjustments Adjustment   Total
                                     ------------------- ---------------- ----------- ---------- ---------
                                                                 (In millions)
Balance at December 31, 2012........      $  5,654           $    685      $     18   $  (2,349) $   4,008
OCI before reclassifications........        (3,321)              (677)           22       1,396     (2,580)
Deferred income tax benefit
  (expense).........................         1,145                237            (9)       (490)       883
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         3,478                245            31      (1,443)     2,311
Amounts reclassified from AOCI......           (16)               (14)           --        (205)      (235)
Deferred income tax benefit
  (expense).........................             6                  5            --          71         82
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................           (10)                (9)           --        (134)      (153)
                                          --------           --------      --------   ---------  ---------
Balance at December 31, 2013........         3,468                236            31      (1,577)     2,158
OCI before reclassifications........         4,095                606           (44)     (1,181)     3,476
Deferred income tax benefit
  (expense).........................        (1,409)              (212)           10         406     (1,205)
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         6,154                630            (3)     (2,352)     4,429
Amounts reclassified from AOCI......            70                682            --         180        932
Deferred income tax benefit
  (expense).........................           (24)              (239)           --         (64)      (327)
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................            46                443            --         116        605
                                          --------           --------      --------   ---------  ---------
Balance at December 31, 2014........         6,200              1,073            (3)     (2,236)     5,034
OCI before reclassifications........        (4,839)               (19)         (101)        113     (4,846)
Deferred income tax benefit
  (expense).........................         1,715                  6            30         (40)     1,711
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         3,076              1,060           (74)     (2,163)     1,899
Amounts reclassified from AOCI......           405                578            --         229      1,212
Deferred income tax benefit
  (expense).........................          (144)              (202)           --         (80)      (426)
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................           261                376            --         149        786
                                          --------           --------      --------   ---------  ---------

Balance at December 31, 2015........      $  3,337           $  1,436      $    (74)  $  (2,014) $   2,685
                                          ========           ========      ========   =========  =========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                     Consolidated Statement of Operations
                                                                                       and Comprehensive Income (Loss)
AOCI Components                                       Amounts Reclassified from AOCI              Locations
--------------------------------------------------    ---------------------------    ------------------------------------
                                                        Years Ended December 31,
                                                      ---------------------------
                                                        2015        2014      2013
                                                      --------    --------  -------
                                                             (In millions)
Net unrealized investment gains (losses):............
  Net unrealized investment gains (losses)........... $   (208)   $   (103) $    (9)    Net investment gains (losses)
  Net unrealized investment gains (losses)...........       31          40       53     Net investment income
  Net unrealized investment gains (losses)...........     (228)         (7)     (28)    Net derivative gains (losses)
                                                      --------    --------  -------
    Net unrealized investment gains (losses),
     before income tax...............................     (405)        (70)      16
    Income tax (expense) benefit.....................      144          24       (6)
                                                      --------    --------  -------
    Net unrealized investment gains (losses), net
     of income tax................................... $   (261)   $    (46) $    10
                                                      ========    ========  =======
Unrealized gains (losses) on derivatives -- cash
 flow hedges:........................................
  Interest rate swaps................................ $     83    $     41  $    20     Net derivative gains (losses)
  Interest rate swaps................................       11           9        8     Net investment income
  Interest rate forwards.............................        4          (8)       1     Net derivative gains (losses)
  Interest rate forwards.............................        2           2        2     Net investment income
  Foreign currency swaps.............................     (679)       (725)     (15)    Net derivative gains (losses)
  Foreign currency swaps.............................       (1)         (2)      (3)    Net investment income
  Credit forwards....................................        1          --       --     Net derivative gains (losses)
  Credit forwards....................................        1           1        1     Net investment income
                                                      --------    --------  -------
    Gains (losses) on cash flow hedges, before
     income tax......................................     (578)       (682)      14
    Income tax (expense) benefit.....................      202         239       (5)
                                                      --------    --------  -------
    Gains (losses) on cash flow hedges, net of
     income tax...................................... $   (376)   $   (443) $     9
                                                      ========    ========  =======
Defined benefit plans adjustment: (1)................
  Amortization of net actuarial gains (losses)....... $   (233)   $   (180) $   274
  Amortization of prior service (costs) credit.......        4          --      (69)
                                                      --------    --------  -------
    Amortization of defined benefit plan items,
     before income tax...............................     (229)       (180)     205
    Income tax (expense) benefit.....................       80          64      (71)
                                                      --------    --------  -------
    Amortization of defined benefit plan items,
     net of income tax............................... $   (149)   $   (116) $   134
                                                      ========    ========  =======
Total reclassifications, net of income tax........... $   (786)   $   (605) $   153
                                                      ========    ========  =======

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses

  Information on other expenses was as follows:

                                           Years Ended December 31,
                                         ----------------------------
                                           2015      2014      2013
                                         --------  --------  --------
                                                 (In millions)
Compensation............................ $  2,056  $  2,257  $  2,392
Pension, postretirement and
  postemployment benefit costs..........      241       322       364
Commissions.............................      685       828       781
Volume-related costs....................      221        70       253
Affiliated interest costs on ceded and
  assumed reinsurance...................      807     1,009     1,033
Capitalization of DAC...................     (482)     (424)     (562)
Amortization of DAC and VOBA............      742       695       261
Interest expense on debt................      122       151       153
Premium taxes, licenses and fees........      355       328       263
Professional services...................    1,133     1,013       989
Rent and related expenses, net of
  sublease income.......................       87       128       143
Other (1)...............................      291      (306)      (82)
                                         --------  --------  --------
  Total other expenses.................. $  6,258  $  6,071  $  5,988
                                         ========  ========  ========

--------

(1)See Note 16 for information on the charge related to income tax for the year ended December 31, 2015.

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

  Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife's scale to improve the value it provides to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in its technology, platforms and functionality to improve its current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                           Years Ended December 31,
                               -------------------------------------------------------------------------------
                                          2015                       2014                       2013
                               -------------------------  -------------------------  -------------------------
                                         Lease and                  Lease and                  Lease and
                                           Asset                      Asset                      Asset
                               Severance Impairment Total Severance Impairment Total Severance Impairment Total
                               --------- ---------- ----- --------- ---------- ----- --------- ---------- -----
                                                                (In millions)
Balance at January 1,.........   $ 31       $ 6     $ 37    $ 39       $ 6     $ 45    $ 22       $ --    $ 22
Restructuring charges.........     52         4       56      66         8       74      87         16     103
Cash payments.................    (66)       (6)     (72)    (74)       (8)     (82)    (70)       (10)    (80)
                                 ----       ---     ----    ----       ---     ----    ----       ----    ----
Balance at December 31,.......   $ 17       $ 4     $ 21    $ 31       $ 6     $ 37    $ 39       $  6    $ 45
                                 ====       ===     ====    ====       ===     ====    ====       ====    ====
Total restructuring charges
  incurred since inception of
  initiative..................   $306       $46     $352    $254       $42     $296    $188       $ 34    $222
                                 ====       ===     ====    ====       ===     ====    ====       ====    ====

  Management estimates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016 to be $5 million.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                        December 31,
                                                   ------------------------------------------------------
                                                              2015                        2014
                                                   --------------------------  --------------------------
                                                                    Other                       Other
                                                     Pension    Postretirement   Pension    Postretirement
                                                   Benefits (1)    Benefits    Benefits (1)    Benefits
                                                   ------------ -------------- ------------ --------------
                                                                       (In millions)
Change in benefit obligations
Benefit obligations at January 1,................. $    10,262    $    2,129    $    8,130    $    1,861
 Service costs....................................         217            15           183            14
 Interest costs...................................         404            88           413            92
 Plan participants' contributions.................          --            30            --            30
 Net actuarial (gains) losses.....................        (626)         (233)        1,461           264
 Settlements and curtailments.....................          --            --           (13)           (6)
 Change in benefits and other.....................          --           (14)          574           (16)
 Benefits paid....................................        (497)         (109)         (486)         (109)
 Effect of foreign currency translation...........          --            (1)           --            (1)
                                                   -----------    ----------    ----------    ----------
Benefit obligations at December 31,...............       9,760         1,905        10,262         2,129
                                                   -----------    ----------    ----------    ----------
Change in plan assets
Estimated fair value of plan assets at January 1,.       8,750         1,426         7,305         1,352
 Actual return on plan assets.....................        (138)            3         1,018           112
 Change in benefits and other.....................          --            --           523            --
 Plan participants' contributions.................          --            30            --            30
 Employer contributions...........................         375            22           390            41
 Benefits paid....................................        (497)         (109)         (486)         (109)
                                                   -----------    ----------    ----------    ----------
Estimated fair value of plan assets at
  December 31,....................................       8,490         1,372         8,750         1,426
                                                   -----------    ----------    ----------    ----------
 Over (under) funded status at December 31,....... $    (1,270)   $     (533)   $   (1,512)   $     (703)
                                                   ===========    ==========    ==========    ==========
Amounts recognized on the consolidated
  balance sheets
 Other assets..................................... $        --    $       --    $       --    $       --
 Other liabilities................................      (1,270)         (533)       (1,512)         (703)
                                                   -----------    ----------    ----------    ----------
   Net amount recognized.......................... $    (1,270)   $     (533)   $   (1,512)   $     (703)
                                                   ===========    ==========    ==========    ==========
AOCI
 Net actuarial (gains) losses..................... $     2,894    $      221    $    3,034    $      420
 Prior service costs (credit).....................          (1)          (14)           (2)          (10)
                                                   -----------    ----------    ----------    ----------
   AOCI, before income tax........................ $     2,893    $      207    $    3,032    $      410
                                                   ===========    ==========    ==========    ==========
Accumulated benefit obligation.................... $     9,439           N/A    $    9,729           N/A
                                                   ===========                  ==========

--------

(1)Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                               December 31,
                                     -----------------------------------------------------------------
                                          2015             2014            2015              2014
                                       ----------      -----------       ----------    ----------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                         of Plan Assets                  of Plan Assets
                                     -------------------------------- --------------------------------
                                                               (In millions)
Projected benefit obligations....... $    9,759      $    10,241      $    1,832       $    1,981
Accumulated benefit obligations..... $    9,439      $     9,709      $    1,751       $    1,789
Estimated fair value of plan assets. $    8,490      $     8,719      $      646       $      676

 Net Periodic Benefit Costs

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                              Years Ended December 31,
                                  --------------------------------------------------------------------------------
                                             2015                       2014                        2013
                                  -------------------------  --------------------------  -------------------------
                                                 Other                       Other                      Other
                                   Pension   Postretirement   Pension    Postretirement   Pension   Postretirement
                                   Benefits     Benefits      Benefits      Benefits      Benefits     Benefits
                                  ---------  --------------  ----------  --------------  ---------  --------------
                                                                    (In millions)
Net periodic benefit costs
 Service costs................... $     217       $      15  $      200        $     14  $     214       $      17
 Interest costs..................       404              88         437              92        366              85
 Settlement and curtailment
   costs.........................        --              --          14               2         --              --
 Expected return on plan
   assets........................      (538)            (80)       (475)            (75)      (453)            (74)
 Amortization of net actuarial
   (gains) losses................       190              43         169              11        219              51
 Amortization of prior service
   costs (credit)................        (1)             (3)          1              (1)         6             (69)
 Allocated to affiliates.........       (59)            (18)        (54)            (11)       (12)             --
                                  ---------       ---------  ----------        --------  ---------       ---------
   Total net periodic benefit
     costs (credit)..............       213              45         292              32        340              10
                                  ---------       ---------  ----------        --------  ---------       ---------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses....        50            (156)        996             222       (492)           (532)
 Prior service costs (credit)....        --              (7)        (18)            (12)        --              --
 Amortization of net actuarial
   (gains) losses................      (190)            (43)       (169)            (11)      (219)            (55)
 Amortization of prior service
   (costs) credit................         1               3          (1)              1         (6)             75
                                  ---------       ---------  ----------        --------  ---------       ---------
   Total recognized in OCI.......      (139)           (203)        808             200       (717)           (512)
                                  ---------       ---------  ----------        --------  ---------       ---------
     Total recognized in net
       periodic benefit costs
       and OCI................... $      74       $    (158) $    1,100        $    232  $    (377)      $    (502)
                                  =========       =========  ==========        ========  =========       =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $193 million and ($1) million, and $13 million and ($7) million, respectively.

 Assumptions

    Assumptions used in determining benefit obligations were as follows:

                                    Pension Benefits Other Postretirement Benefits
                                    ---------------- -----------------------------
December 31, 2015
Weighted average discount rate.....      4.50%                   4.60%
Rate of compensation increase......  2.25% - 8.50%                N/A
December 31, 2014
Weighted average discount rate.....      4.10%                   4.10%
Rate of compensation increase......  2.25% - 8.50%                N/A

    Assumptions used in determining net periodic benefit costs were as follows:

                                    Pension Benefits Other Postretirement Benefits
                                    ---------------- -----------------------------
Year Ended December 31, 2015
Weighted average discount rate.....      4.10%                   4.10%
Weighted average expected rate of
  return on plan assets............      6.25%                   5.70%
Rate of compensation increase......  2.25% - 8.50%                N/A
Year Ended December 31, 2014
Weighted average discount rate.....      5.15%                   5.15%
Weighted average expected rate of
  return on plan assets............      6.25%                   5.70%
Rate of compensation increase......  3.50% - 7.50%                N/A
Year Ended December 31, 2013
Weighted average discount rate.....      4.20%                   4.20%
Weighted average expected rate of
  return on plan assets............      6.24%                   5.76%
Rate of compensation increase......  3.50% - 7.50%                N/A

    The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

    The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

    The weighted average expected rate of return on plan assets for use in that plan's valuation in 2016 is currently anticipated to be 6.00% for pension benefits and 5.52% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


    The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                        December 31,
                                                            -------------------------------------
                                                                   2015               2014
                                                            ------------------- -----------------
                                                             Before  Age 65 and Before Age 65 and
                                                             Age 65    older    Age 65   older
                                                            -------- ---------- ------ ----------
Following year.............................................     6.3%    10.3%     6.4%     6.4%
Ultimate rate to which cost increase is assumed to decline.     4.2%     4.6%     4.4%     4.7%
Year in which the ultimate trend rate is reached...........     2086     2091     2094     2089

    Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2015:

                                                          One Percent One Percent
                                                           Increase    Decrease
                                                          ----------- -----------
                                                               (In millions)
Effect on total of service and interest costs components.  $     15   $     (12)
Effect of accumulated postretirement benefit obligations.  $    253   $    (207)

    As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

  Plan Assets

    The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

    The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

  medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

    The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

    Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

    The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

                                                        December 31,
                          ----------------------------------------------------------------------------
                                         2015                                    2014
                          -------------------------------------- -------------------------------------
                                            Other Postretirement                  Other Postretirement
                          Pension Benefits      Benefits         Pension Benefits       Benefits
                          ----------------- -------------------- ---------------- --------------------
                                   Actual              Actual         Actual
                          Target Allocation Target   Allocation     Allocation     Actual Allocation
                          ------ ---------- ------   ----------  ---------------- --------------------
Asset Class
Fixed maturity securities  80%         71%   76%           73%            69%                71%
Equity securities........  10%         14%   24%           25%            15%                27%
Alternative
  securities (1).........  10%         15%   --%            2%            16%                 2%
                                  --------            --------       --------           --------
  Total assets...........             100%                100%           100%               100%
                                  ========            ========       ========           ========

--------

(1)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Other postretirement benefits do not include postretirement life's target and actual allocation of plan assets that are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  Estimated Fair Value

    The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

    The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                   December 31, 2015
                                         ---------------------------------------------------------------------
                                                  Pension Benefits                       Other Postretirement Benefits
                                         -----------------------------------           ---------------------------------
                                           Fair Value Hierarchy                         Fair Value Hierarchy
                                         -------------------------                     -----------------------
                                                                             Total                                    Total
                                                                           Estimated                                Estimated
                                                                             Fair                                     Fair
                                         Level 1     Level 2     Level 3     Value     Level 1   Level 2   Level 3    Value
                                         --------    --------    -------   ---------   -------   -------   -------  ---------
                                                                     (In millions)
Assets
Fixed maturity securities:
 Corporate.............................. $     --    $  2,905    $   78    $  2,983    $   18    $  280     $   1   $    299
 U.S. government bonds..................      994         493        --       1,487       193        12        --        205
 Foreign bonds..........................       --         677        17         694        --        61        --         61
 Federal agencies.......................       --         228        --         228        --        34        --         34
 Municipals.............................       --         302        --         302        --        55        --         55
 Other (1)..............................       --         354         7         361        --        47        --         47
                                         --------    --------    ------    --------    ------    ------     -----   --------
   Total fixed maturity securities......      994       4,959       102       6,055       211       489         1        701
                                         --------    --------    ------    --------    ------    ------     -----   --------
Equity securities:
 Common stock -- domestic...............      751          24        --         775       126        --        --        126
 Common stock -- foreign................      378          --        --         378       111        --        --        111
                                         --------    --------    ------    --------    ------    ------     -----   --------
   Total equity securities..............    1,129          24        --       1,153       237        --        --        237
                                         --------    --------    ------    --------    ------    ------     -----   --------
Other investments.......................       --          84       722         806        --        --        --         --
Short-term investments..................       10         304        --         314         1       431        --        432
Money market securities.................        9          49        --          58        --        --        --         --
Derivative assets.......................       26           3        75         104         2        --        --          2
                                         --------    --------    ------    --------    ------    ------     -----   --------
     Total assets....................... $  2,168    $  5,423    $  899    $  8,490    $  451    $  920     $   1   $  1,372
                                         ========    ========    ======    ========    ======    ======     =====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


                                                                 December 31, 2014
                                       ---------------------------------------------------------------------
                                                Pension Benefits                      Other Postretirement Benefits
                                       -----------------------------------          ---------------------------------
                                         Fair Value Hierarchy                        Fair Value Hierarchy
                                       -------------------------                    -----------------------
                                                                           Total                                  Total
                                                                         Estimated                              Estimated
                                                                           Fair                                   Fair
                                       Level 1     Level 2     Level 3     Value    Level 1   Level 2   Level 3   Value
                                       --------    --------    -------   ---------  -------   -------   ------- ---------
                                                                          (In millions)
Assets
Fixed maturity securities:
  Corporate........................... $     --    $  2,638    $   80    $  2,718   $   42    $  244     $   3  $    289
  U.S. government bonds...............    1,605         223        --       1,828      169        12        --       181
  Foreign bonds.......................       --         718        17         735       --        68        --        68
  Federal agencies....................       --         254        --         254       --        35        --        35
  Municipals..........................       --         270        --         270       --        74        --        74
  Other (1)...........................       --         188         8         196       --        63        --        63
                                       --------    --------    ------    --------   ------    ------     -----  --------
    Total fixed maturity securities...    1,605       4,291       105       6,001      211       496         3       710
                                       --------    --------    ------    --------   ------    ------     -----  --------
Equity securities:
  Common stock -- domestic............      951          --        --         951      188        --        --       188
  Common stock -- foreign.............      394          --        --         394       80        --        --        80
                                       --------    --------    ------    --------   ------    ------     -----  --------
    Total equity securities...........    1,345          --        --       1,345      268        --        --       268
                                       --------    --------    ------    --------   ------    ------     -----  --------
Other investments.....................       --          24       743         767       --        --        --        --
Short-term investments................      189         273        --         462       14       433        --       447
Money market securities...............       29          56        --          85       --        --        --        --
Derivative assets.....................       11           7        72          90       --         1        --         1
                                       --------    --------    ------    --------   ------    ------     -----  --------
     Total assets..................... $  3,179    $  4,651    $  920    $  8,750   $  493    $  930     $   3  $  1,426
                                       ========    ========    ======    ========   ======    ======     =====  ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

    A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                 ----------------------------------------------------------------------
                                                        Pension Benefits
                                 ----------------------------------------------------------------------
                                                                      Equity
                                  Fixed Maturity Securities         Securities
                                 ---------------------------------  ----------
                                                                      Common
                                             Foreign                 Stock -       Other     Derivative
                                 Corporate    Bonds     Other (1)    Domestic   Investments    Assets
                                 ---------   -------    ---------   ----------  -----------  ----------
                                                              (In millions)
Balance, January 1, 2014........  $    55    $    10     $    19    $     139    $     563    $     33
Realized gains (losses).........        3         --          --           --          (13)        (16)
Unrealized gains (losses).......       --         --          --           --          114          19
Purchases, sales, issuances and
  settlements, net..............       11          5          (2)          --         (104)         34
Transfers into and/or out of
  Level 3.......................       11          2          (9)        (139)         183           2
                                  -------     -------    -------    ---------    ---------    --------
Balance, December 31, 2014......  $    80    $    17     $     8    $      --    $     743    $     72
Realized gains (losses).........        1         --          --           --           --         (11)
Unrealized gains (losses).......       (5)        --           1           --           55          (9)
Purchases, sales, issuances and
  settlements, net..............        8          1          (1)          --          (76)         23
Transfers into and/or out of
  Level 3.......................       (6)        (1)         (1)          --           --          --
                                  -------     -------    -------    ---------    ---------    --------
Balance, December 31, 2015......  $    78    $    17     $     7    $      --    $     722    $     75
                                  =======     =======    =======    =========    =========    ========

--------

(1)Other includes ABS and collateralized mortgage obligations.

    Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2015 and 2014.

  Expected Future Contributions and Benefit Payments

    It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2016. The Company expects to make discretionary contributions to the qualified pension plan of $300 million in 2016. For information on employer contributions, see "-- Obligations and Funded Status."

    Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $65 million to fund the benefit payments in 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


    Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2016 to pay postretirement medical claims.

    Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                              Pension Benefits Other Postretirement Benefits
                                              ---------------- -----------------------------
                                                              (In millions)
2016.........................................    $      512              $     84
2017.........................................    $      534              $     85
2018.........................................    $      545              $     88
2019.........................................    $      563              $     90
2020.........................................    $      583              $     93
2021-2025....................................    $    3,202              $    501

  Additional Information

    As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $55 million, $50 million and $49 million for the years ended December 31, 2015, 2014 and 2013, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was ($130) million, $1.2 billion and $20 million for the years ended December 31, 2015, 2014 and 2013, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $72 million, $68 million and $84 million for the years ended December 31, 2015, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                            Years Ended December 31,
                                        -------------------------------
                                           2015       2014       2013
                                        ---------- ---------- ---------
                                                 (In millions)
       Current:
         Federal....................... $    1,384 $      901 $     789
         State and local...............         20          3         2
         Foreign.......................         36         74       176
                                        ---------- ---------- ---------
          Subtotal.....................      1,440        978       967
                                        ---------- ---------- ---------
       Deferred:
         Federal.......................        315        538      (411)
         Foreign.......................         27         16       125
                                        ---------- ---------- ---------
          Subtotal.....................        342        554      (286)
                                        ---------- ---------- ---------
            Provision for income tax
              expense (benefit)........ $    1,782 $    1,532 $     681
                                        ========== ========== =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                           Years Ended December 31,
                                          --------------------------
                                            2015     2014     2013
                                          -------- -------- --------
                                                (In millions)
           Income (loss) from continuing
             operations:
             Domestic.................... $  4,467 $  5,335 $  2,540
             Foreign.....................       72       56      282
                                          -------- -------- --------
              Total...................... $  4,539 $  5,391 $  2,822
                                          ======== ======== ========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                           Years Ended December 31,
                                          --------------------------
                                            2015      2014     2013
                                          --------  --------  ------
                                                 (In millions)
           Tax provision at U.S.
             statutory rate.............. $  1,589  $  1,887  $  988
           Tax effect of:
             Dividend received deduction.      (82)      (82)    (66)
             Tax-exempt income...........      (24)      (40)    (42)
             Prior year tax (1)..........      558        11      29
             Low income housing tax
              credits....................     (221)     (205)   (190)
             Other tax credits...........      (68)      (66)    (44)
             Foreign tax rate
              differential...............       (4)       --       2
             Change in valuation
              allowance..................       (1)       --      (4)

             Other, net..................       35        27       8
                                          --------  --------  ------
              Provision for income tax
                expense (benefit)........ $  1,782  $  1,532  $  681
                                          ========  ========  ======

--------

(1)As discussed further below, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                       ------------------
                                                         2015      2014
                                                       --------  --------
                                                          (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables........ $  1,888  $  1,577
      Net operating loss carryforwards................       26        29
      Employee benefits...............................      922     1,015
      Tax credit carryforwards........................      700       979
      Litigation-related and government mandated......      231       259
      Other...........................................      438       309
                                                       --------  --------
        Total gross deferred income tax assets........    4,205     4,168
      Less: Valuation allowance.......................       21        22
                                                       --------  --------
        Total net deferred income tax assets..........    4,184     4,146
                                                       --------  --------
     Deferred income tax liabilities:
      Investments, including derivatives..............    3,025     2,402
      Intangibles.....................................       53        72
      DAC.............................................    1,461     1,568
      Net unrealized investment gains.................    2,528     3,903
      Other...........................................        5        36
                                                       --------  --------
        Total deferred income tax liabilities.........    7,072     7,981
                                                       --------  --------
          Net deferred income tax asset (liability)... $ (2,888) $ (3,835)
                                                       ========  ========

  The Company also has recorded a valuation allowance charge of $1 million related to certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2015.

                                            Net Operating Loss Carryforwards
                                            --------------------------------
                                              Domestic               State
                                            ------------           ---------
                                                     (In millions)
             Expiration
             2016-2020.....................     $    --               $   31
             2021-2025.....................          --                   50
             2026-2030.....................          --                   41
             2031-2035.....................          14                   12
             Indefinite....................          --                   --
                                                -------               ------
                                                $    14               $  134
                                                =======               ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                              Tax Credit Carryforwards
                                    ---------------------------------------------
                                    General Business
                                        Credits      Foreign Tax Credits  Other
                                    ---------------- ------------------- --------
                                                     (In millions)
Expiration
2016-2020..........................     $     --          $     --       $     --
2021-2025..........................           --               185             --
2026-2030..........................          103                --             --
2031-2035..........................          519                --             --
Indefinite.........................           --                --            123
                                        --------          --------       --------
                                        $    622          $    185       $    123
                                        ========          ========       ========

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included $124 million, ($24) million and $157 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed--in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see additional details below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements.

  The Company recorded a non-cash charge to net income of $792 million, net of tax, during the third quarter of 2015. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

  There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002 and will subsequently file a claim for a refund. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                   Years Ended December 31,
                                                                ------------------------------
                                                                   2015       2014      2013
                                                                ----------  --------  --------
                                                                         (In millions)
Balance at January 1,.......................................... $      546  $    532  $    532
Additions for tax positions of prior years (1).................        558        27        50
Reductions for tax positions of prior years....................         --       (13)       (4)
Additions for tax positions of current year....................          4         3         3
Settlements with tax authorities...............................        (33)       (3)      (49)
                                                                ----------  --------  --------
Balance at December 31,........................................ $    1,075  $    546  $    532
                                                                ==========  ========  ========
Unrecognized tax benefits that, if recognized would impact the
  effective rate............................................... $    1,060  $    497  $    491
                                                                ==========  ========  ========

--------

(1)The significant increase in 2015 is related to the non-cash charge discussed above.

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                           Years Ended December 31,
                                           ------------------------
                                             2015    2014    2013
                                           -------- ------- -------
                                                (In millions)
            Interest recognized on the
              consolidated statements of
              operations (1).............. $    382 $    37 $    17

                                                 December 31,
                                               -----------------
                                                 2015     2014
                                               -------- --------
                                                 (In millions)
                Interest included in other
                  liabilities on the
                  consolidated balance sheets
                  (1)......................... $    647 $    265

--------

(1)The significant increase in 2015 is related to the non-cash charge discussed above.

  The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $76 million, $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.

17. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

    The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $420 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

   Insurance Company's conduct was not the cause of the plaintiffs' injuries;
   (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                                --------------------------------------
                                                    2015         2014         2013
                                                 ---------    ---------    ---------
                                                (In millions, except number of claims)
   Asbestos personal injury claims at year end.    67,787       68,460       67,983
   Number of new claims during the year........     3,856        4,636        5,898
   Settlement payments during the year (1)..... $    56.1    $    46.0    $    37.0

--------

(1)Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

   particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2014, Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $690 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2015.

 Regulatory Matters

   The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC"); federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

  In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

   In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

 at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform Site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

  Sales Practices Regulatory Matters.

   Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO and GALIC. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

 Unclaimed Property Litigation

  West Virginia Lawsuits

   On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. The defendants intend to defend these actions vigorously.

 Total Control Accounts Litigation

   Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCA, as a settlement option for death benefits.

  Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

    Plaintiff filed this putative class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. The court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The Company intends to defend this action vigorously.

  Reinsurance Litigation

  Robainas, et al. v. Metropolitan Life Ins. Co. (S.D.N.Y., December 16, 2014)

    Plaintiffs filed this putative class action lawsuit on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). Two similar actions were subsequently filed, Yale v. Metropolitan Life Ins. Co. (S.D.N.Y., January 12, 2015) and International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Ins. Co. (E.D.N.Y., February 2, 2015). Both of these actions were consolidated with the Robainas action. The consolidated complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuit sought recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. On October 9, 2015, the court granted Metropolitan Life Insurance Company's motion to dismiss the consolidated complaint, finding that plaintiffs lacked
  Article III standing because they did not allege any concrete injury as a result of the alleged conduct. Plaintiffs appealed this decision to the Second Circuit Court of Appeals.

  Intoccia v. Metropolitan Life Ins. Co. (S.D.N.Y., April 20, 2015)

    Plaintiffs filed this putative class action on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums for Guaranteed Benefits Insurance Riders attached to variable annuity contracts with Metropolitan Life Insurance Company from 2009 through 2015 (the "Annuities"). The court consolidated Weilert v. Metropolitan Life Ins. Co. (S.D.N.Y., April 30, 2015) with the Intoccia case, and the consolidated, amended complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for Guaranteed Benefits Insurance Riders attached to the Annuities. The Court granted Metropolitan Life Insurance Company's motion to dismiss, adopting the reasoning of the Robainas decision. Plaintiffs appealed this decision to the Second Circuit Court of Appeals.

  Other Litigation

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  law by determining that no dividends were payable with respect to the contracts from and after 1999. On August 8, 2014, the court denied the parties' motions for summary judgment. The court has set a June 6, 2016 trial date.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that were transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life in May 2013, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

  Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014).

    Plaintiffs filed this lawsuit against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227. The court issued a final order certifying a nationwide settlement class and approving a settlement under which Metropolitan Life Insurance Company has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and August 7, 2014. On March 23, 2016, the intermediate appellate court affirmed the trial court's order.

  Voshall v. Metropolitan Life Ins. Co. (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

    Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

  Martin v. Metropolitan Life Insurance Company, (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

    Plaintiffs filed this this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiff asserts causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiff seeks declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. The Company intends to defend this action vigorously.

  Lau v. Metropolitan Life Insurance Co. (S.D.N.Y. filed, December 3, 2015)

    This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The Company intends to defend this action vigorously.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

  Assets and liabilities held for insolvency assessments were as follows:

                                                                         December 31,
                                                                        ---------------
                                                                         2015    2014
                                                                        ------- -------
                                                                         (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments. $    29 $    34
 Premium tax offsets currently available for paid assessments..........      50      65
                                                                        ------- -------
                                                                        $    79 $    99
                                                                        ======= =======
Other Liabilities:
 Insolvency assessments................................................ $    43 $    50
                                                                        ======= =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)


Commitments

 Leases

   The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2016.......     $    241
                           2017.......          202
                           2018.......          189
                           2019.......          160
                           2020.......          154
                           Thereafter.          859
                                           --------
                            Total.....     $  1,805
                                           ========

   Total minimum rentals to be received in the future under non-cancelable subleases were $93 million as of December 31, 2015.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $4.2 billion and $3.9 billion at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.4 billion and $3.6 billion at December 31, 2015 and 2014, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.2 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $4 million and $3 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2015 and 2014 are summarized in the table below:

                                                                        Three Months Ended
                                                           ---------------------------------------------
                                                           March 31, June 30, September 30, December 31,
                                                           --------- -------- ------------- ------------
                                                                           (In millions)
2015
Total revenues............................................ $  9,862  $  8,833   $  10,772    $   9,304
Total expenses............................................ $  8,170  $  7,945   $   9,637    $   8,480
Income (loss) from continuing operations, net of income
  tax..................................................... $  1,190  $    668   $     268    $     631
Income (loss) from discontinued operations, net of income
  tax..................................................... $     --  $     --   $      --    $      --
Net income (loss)......................................... $  1,190  $    668   $     268    $     631
Less: Net income (loss) attributable to noncontrolling
  interests............................................... $      1  $      6   $      (8)   $       1
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................... $  1,189  $    662   $     276    $     630
2014
Total revenues............................................ $  9,037  $  9,252   $   9,857    $  10,585
Total expenses............................................ $  7,889  $  8,210   $   8,017    $   9,224
Income (loss) from continuing operations, net of income
  tax..................................................... $    828  $    749   $   1,303    $     979
Income (loss) from discontinued operations, net of income
  tax..................................................... $     (3) $     --   $      --    $      --
Net income (loss)......................................... $    825  $    749   $   1,303    $     979
Less: Net income (loss) attributable to noncontrolling
  interests............................................... $      1  $     --   $      (7)   $       1
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................... $    824  $    749   $   1,310    $     978

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

19. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.1 billion and $2.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $135 million, $129 million and $127 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $151 million, $177 million and $142 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.5 billion, $1.8 billion and $1.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates, related to the items discussed above, of $282 million and $169 million at December 31, 2015 and 2014, respectively.

  See Notes 6, 8, 9, 12, 13 and 15 for additional information on related party transactions.

20. Subsequent Events

Common Stock Dividend

  On March 15, 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. of $1.5 billion.

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

20. Subsequent Events (continued)


The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the SEC filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. MetLife expects that the life insurance closed block and the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of the Separation. Metropolitan Life Insurance Company would no longer write new retail life and annuity business post-Separation.

                      Metropolitan Life Insurance Company
            (A Wholly-Owned Subsidiary of MetLife, Inc.) Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                                                                    Amount at
                                                    Cost or       Estimated Fair  Which Shown on
                                               Amortized Cost (1)     Value       Balance Sheet
Types of Investments                           ------------------ -------------- ----------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $         36,183       $ 39,693 $         39,693
   Public utilities...........................             10,186         10,681           10,681
   State and political subdivision securities.              6,070          6,974            6,974
   Foreign government securities..............              3,178          3,606            3,606
   All other corporate bonds..................             75,375         76,682           76,682
                                                 ----------------       -------- ----------------
     Total bonds..............................            130,992        137,636          137,636
 Mortgage-backed and asset-backed securities..             36,407         37,061           37,061
 Redeemable preferred stock...................                962            989              989
                                                 ----------------       -------- ----------------
       Total fixed maturity securities........            168,361        175,686          175,686
                                                 ----------------       -------- ----------------
Trading and fair value option securities......                463            431              431
                                                 ----------------       -------- ----------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....              1,103          1,066            1,066
   Public utilities...........................                195            177              177
 Non-redeemable preferred stock...............                687            706              706
                                                 ----------------       -------- ----------------
       Total equity securities................              1,985          1,949            1,949
                                                 ----------------       -------- ----------------
Mortgage loans held-for-investment............             53,722                          53,722
Policy loans..................................              8,134                           8,134
Real estate and real estate joint ventures....              5,968                           5,968
Real estate acquired in satisfaction of debt..                 40                              40
Other limited partnership interests...........              4,088                           4,088
Short-term investments........................              5,595                           5,595
Other invested assets.........................             16,869                          16,869
                                                 ----------------                ----------------
       Total investments......................   $        265,225                $        272,482
                                                 ================                ================

--------

(1)The Company's trading and FVO securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------------------- -------- ----------------------- ------------ ------------ ----------------- -----------
2015
Retail.............. $  5,630       $   64,197         $  30,204      $  624         $   36         $  522
Group, Voluntary &
  Worksite Benefits.      303           21,477             8,193          --            269             --
Corporate Benefit
  Funding...........      105           41,696            56,023          --             --             33
Corporate & Other...        5              528                --          --              3             --
                     --------       ----------         ---------      ------         ------         ------
 Total.............. $  6,043       $  127,898         $  94,420      $  624         $  308         $  555
                     ========       ==========         =========      ======         ======         ======
2014
Retail.............. $  5,544       $   64,965         $  30,058      $  615         $   35         $  527
Group, Voluntary &
  Worksite Benefits.      324           20,500             8,305          --            321             --
Corporate Benefit
  Funding...........      106           40,414            57,539          --             --             41
Corporate & Other...        1              518                --          --             --             --
                     --------       ----------         ---------      ------         ------         ------
 Total.............. $  5,975       $  126,397         $  95,902      $  615         $  356         $  568
                     ========       ==========         =========      ======         ======         ======
2013
Retail.............. $  5,990       $   62,912         $  30,434      $  601         $   36         $  507
Group, Voluntary &
  Worksite Benefits.      333           19,460             8,575          --            236             --
Corporate Benefit
  Funding...........       93           36,452            53,489          --             --             31
Corporate & Other...       --              581                --          --              1             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,416       $  119,405         $  92,498      $  601         $  273         $  538
                     ========       ==========         =========      ======         ======         ======

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                              Policyholder    Amortization of
                                                              Benefits and        DAC and
                                Premiums and                   Claims and          VOBA
                               Universal Life       Net     Interest Credited   Charged to       Other
                             and Investment-Type Investment  to Policyholder       Other       Operating
Segment                      Product Policy Fees   Income   Account Balances     Expenses     Expenses (1)
---------------------------- ------------------- ---------- ----------------- --------------- ------------
2015
Retail......................      $   5,758      $   5,039      $   6,320         $  691        $  2,691
Group, Voluntary & Worksite
  Benefits..................         15,439          1,655         14,125             32           2,234
Corporate Benefit Funding...          3,205          4,850          6,185             20             459
Corporate & Other...........            116             33             80             (1)          1,396
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  24,518      $  11,577      $  26,710         $  742        $  6,780
                                  =========      =========      =========         ======        ========
2014
Retail......................      $   5,640      $   5,150      $   6,170         $  652        $  2,619
Group, Voluntary & Worksite
  Benefits..................         15,097          1,618         13,977             26           2,155
Corporate Benefit Funding...          2,985          4,780          5,805             17             458
Corporate & Other...........            128            345             77             --           1,384
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  23,850      $  11,893      $  26,029         $  695        $  6,616
                                  =========      =========      =========         ======        ========
2013
Retail......................      $   5,456      $   5,077      $   6,059         $  217        $  2,956
Group, Voluntary & Worksite
  Benefits..................         14,420          1,594         13,346             25           2,005
Corporate Benefit Funding...          2,886          4,585          5,813             19             461
Corporate & Other...........             76            529             67             --           1,510
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  22,838      $  11,785      $  25,285         $  261        $  6,932
                                  =========      =========      =========         ======        ========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                                                                             Assumed
                             Gross Amount   Ceded     Assumed    Net Amount   to Net
                             ------------ ---------- ---------- ------------ --------
2015
Life insurance in-force..... $  3,035,399 $  361,355 $  811,435 $  3,485,479     23.3%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     14,449 $    1,143 $    1,638 $     14,944     11.0%
Accident & health insurance.        7,048         99         41        6,990      0.6%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     21,497 $    1,242 $    1,679 $     21,934      7.7%
                             ============ ========== ========== ============
2014
Life insurance in-force..... $  2,935,363 $  372,886 $  830,980 $  3,393,457     24.5%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     14,135 $    1,159 $    1,630 $     14,606     11.2%
Accident & health insurance.        6,828         93         43        6,778      0.6%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     20,963 $    1,252 $    1,673 $     21,384      7.8%
                             ============ ========== ========== ============
2013
Life insurance in-force..... $  2,940,853 $  401,576 $  844,946 $  3,384,223     25.0%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     13,820 $    1,187 $    1,423 $     14,056     10.1%
Accident & health insurance.        6,470         97         46        6,419      0.7%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     20,290 $    1,284 $    1,469 $     20,475      7.2%
                             ============ ========== ========== ============

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements comprising each of the Subaccounts of the Separate Account are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The financial statements of the Separate Account include:

     Report of Independent Registered Public Accounting Firm,


     Statements of Assets and Liabilities as of December 31, 2015.

     Statements of Operations for the year ended December 31, 2015.

     Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014.


     Notes to the Financial Statements.

   The consolidated financial statements of the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of the Company include:

     Independent Auditors' Report


     Consolidated Balance Sheets as of December 31, 2015 and 2014.

     Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013.

     Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.


     Notes to the Consolidated Financial Statements.

   The consolidated financial statements of the Metropolitan Life Insurance Company, as a party to a Net Worth Maintenance Agreement with the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of Metropolitan Life Insurance Company include:


     Report of Independent Registered Public Accounting Firm

     Consolidated Balance Sheets as of December 31, 2015 and 2014.

     Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.

     Consolidated Statements of Equity for the years ended December 31, 2015, 2014 and 2013.

     Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.


     Notes to the Consolidated Financial Statements.



     Financial Statement Schedules


(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1,
               1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

   (2)         None.

   (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

   (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (No. 333-51676) filed on April 26, 2006.


   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2015.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (No.
     333-51676) filed on April 29, 2015.


   (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

   (ii)        Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider;
               Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

   (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

   (iv)        Forms of Endorsements: Fixed Account Rider for Variable
               Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

   (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02);
               Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

   (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

   (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.

   (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

   (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

   (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

   (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.

   (xvii)      Form of Contract Schedule [Bonus, Standard, C, L or P]
               V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

   (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

   (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

   (xx) Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on N-4 (No.333-51676) filed on April 22, 2008.

   (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

   (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.(xxiii) Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2010.

   (xxiv) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2011.

   (xxv) Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) is incorporated herein by reference to Post-Effective Amendment No. 23 to the
               Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

   (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

   (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

   (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

   (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

   (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

   (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

   (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

   (7) (i)(a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement
     on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (c)         Amended and Restated Automatic Reinsurance Agreement between
               New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (d) Amendment Nos. 1-14 to Automatic Reinsurance Agreement effective April 1, 2001 Amended and Restated as of July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (333-51676) filed on April 23, 2013.


   (ii) Partial Commutation between New England Life Insurance Company and Exeter Reassurance Company Ltd. (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 28, 2015.

   (iii) Reinsurance Agreement between New England Life Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 28, 2015.


   (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form
     N-1A (File No. 2-80751) filed on April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

   (iv) (a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post- Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2011.

   (v) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.

   (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.


   (vii) Net Worth Maintenance Agreement is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


   (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (ix) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.

   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

   (10) Consent of Independent Registered Public Accounting Firm (filed herewith).

   (11)        None

   (12)        None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


   (14)(i)Powers of Attorney for Eric T. Steigerwalt, Kimberly A. Berwanger, Peter M. Carlson, Gene L. Lunman, Kumar Das Gupta and Meghan S. Doscher are incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2015.

               (ii) Power of Attorney for Anne Belden (filed herewith).


     Item 25 Directors and Officers of the Depositor



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President, Chief Executive Officer and
11225 North Community House Road,       Director
Charlotte, NC 28277




Kimberly A. Berwanger       Director
MetLife,
1095 Avenue of Americas,
New York, NY 10036

Peter M. Carlson            Director, Executive Vice President and Chief Accounting Officer
MetLife,
1095 Avenue of Americas,
New York, NY 10036



Kumar Das Gupta                      Director
11225 North Community House Road,
Charlotte, NC 28277




Gene L. Lunman                       Director
11225 North Community House Road,
Charlotte, NC 28277





Jeffrey P. Halperin                  Director
11225 North Community House Road,
Charlotte, NC 28277





Christine M. DeBiase                    Director, Senior Vice President and Chief Legal OfficerDirector
11225 North Community House Road,
Charlotte, NC 28277Meghan S. Doscher
11225 North Community House Road,
Charlotte, NC 28277




Gene L. Lunman                       Director
11225 North Community House Road,
Charlotte, NC 28277



Tyla L. Reynolds          Vice President and Secretary
600 North King Street,
Wilmington, DE 19801



Alan C. Leland, Jr.       Senior Vice President
New England Financial,
One Financial Center,
Boston, MA 02111



Steven J. Brash                Senior Vice President and Tax Director
277 Park Avenue, 46th Floor
New York, NY 10172



Robin F. Lenna         Executive Vice President
200 Park Ave.
New York, NY 10166



Marlene Beverly Debel          Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



Paul A. LaPiana                      Senior Vice President
11225 North Community House Road,
Charlotte, NC 28277



Jason P. Manske          Senior Vice President and Chief Hedging Officer
10 Park Avenue,
Morristown, NJ 07962

Anne M. Belden                 Vice President and Chief Financial Officer)
MetLife Plaza,
27-01 Queens Plaza North,
Long Island City, NY 11101




Roberto Baron               Senior Vice President
MetLife,
1095 Avenue of Americas,
New York, NY 10036



Stewart Ashkenazy           Vice President and Senior Actuary and Illustration Actuary
MetLife,
1095 Avenue of Americas,
New York, NY 10036



Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22,
Bridgewater, NJ 08807



Frans W. Tegroen         Vice President and Actuary and Appointed Actuary
1300 Hall Boulevard,
Bloomfield, CT 06002



James J. Reilly          Vice President, Finance
One Financial Center,
Boston, MA 02111

ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2016, there were 36,928 owners of tax-qualified contracts and 13,781 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).

ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), each of which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the State of Massachusetts shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     Met Investors Series Trust

     MetLife Investors USA Variable Account A

     MetLife Investors USA Variable Life Account A

     MetLife Investors Variable Annuity Account One

     MetLife Investors Variable Life Account One

     First MetLife Investors Variable Annuity Account One

     General American Separate Account Eleven

     General American Separate Account Twenty-Eight

     General American Separate Account Twenty-Nine

     General American Separate Account Two

     Security Equity Separate Account Twenty-Six

     Security Equity Separate Account Twenty-Seven

     MetLife of CT Separate Account QPN for Variable Annuities

     MetLife of CT Fund UL for Variable Life Insurance

     MetLife of CT Fund UL III for Variable Life Insurance

     Metropolitan Life Variable Annuity Separate Account II

     MetLife of CT Separate Account Eleven for Variable Annuities

     Metropolitan Life Separate Account E

     Metropolitan Life Separate Account UL

     Paragon Separate Account A

     Paragon Separate Account B

     Paragon Separate Account C

     Paragon Separate Account D

     Metropolitan Series Fund

     Metropolitan Tower Life Separate Account One

     Metropolitan Tower Life Separate Account Two

     New England Life Retirement Investment Account

     New England Variable Annuity Fund I

     New England Variable Annuity Separate Account

     New England Variable Life Separate Account

     Separate Account No. 13S

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

                                        POSITIONS AND OFFICES WITH
NAME                                    PRINCIPAL UNDERWRITER
-------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                         Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerald J. Nigro                         Senior Vice President and Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                           President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                       Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                           Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                        Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

John Peter Kyne, III                    Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

     (c)



                                                       (2)
                      (1)                       NET UNDERWRITING        (3)            (4)
               NAME OF PRINCIPAL                  DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
                  UNDERWRITER                      COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $2,491,724         $0              $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant

   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110

     (c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

     (d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

     (e) MetLife, One Financial Center, Boston, MA 02111

     (f) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY
10166

     (g) Metropolitan Life Insurance Company, 1095 Avenue of the Americas, New York, NY 10036


ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of April, 2016.

                                   New England Variable Annuity Separate Account
                                                  (Registrant)

                                   By: New England Life Insurance Company


                                   By: /s/ Peter H. Duffy
                                       -----------------------------------------
                                       Peter H. Duffy
                                       Vice President


                                   By: New England Life Insurance Company
                                                  (Depositor)


                                   By: /s/ Peter H. Duffy
                                       -----------------------------------------
                                       Peter H. Duffy
                                       Vice President

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2016.

SIGNATURE                                TITLE
/s/ Eric T. Steigerwalt*                 Chairman of the Board, President,
------------------------                 Chief Executive Officer and Director
Eric T. Steigerwalt

/s/ Kimberly A. Berwanger*               Director
--------------------------
Kimberly A. Berwanger

/s/ Peter M. Carlson*                    Executive Vice President, Chief Accounting Officer
---------------------                    and Director
Peter M. Carlson

/s/ Gene L. Lunman*                      Director
-------------------
Gene L. Lunman

/s/ Christine M. DeBiase*                Director
-------------------------
Christine M. DeBiase

/s/ Meghan S. Doscher*                   Director
----------------------
Meghan S. Doscher

/s/ Kumar Das Gupta*                     Director
--------------------
Kumar Das Gupta

                                         Director
------------------
Jeffrey P. Halprin

/s/ Anne M. Belden*                      Vice President and Chief Financial Officer
-------------------
Anne M. Belden



By: /s/ Michele H. Abate
    --------------------------
    Michele H. Abate
    Attorney-in-fact
    April 28, 2016

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed as Exhibit 14 on April 29, 2015 and the power of attorney for Anne Belden which is filed herewith.

                                Index to Exhibits

10.      Consent of Independent Registered Public Accounting Firm

14.(ii)  Power of Attorney for Anne Belden